UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Market Index Fund Fidelity® Total Market Index Fund : FSKAX

This annual shareholder report contains information about Fidelity® Total Market Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Market Index Fund	$ 2	0.02%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained about 21% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+57%). Industrials, which gained approximately 34%, also helped, benefiting from the capital goods industry (+48%), as did communication services, which advanced about 29%, lifted by the media & entertainment industry (+33%). The health care sector rose 11%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+22%), while energy gained roughly 28% and consumer discretionary advanced approximately 7%. Other contributors included the consumer staples (+11%), materials (+26%), utilities (+24%), financials (+1%) and real estate (+6%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment category. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), from the semiconductors & semiconductor equipment category, boosted the fund. Lastly, Apple, within the technology hardware & equipment industry, gained approximately 10% and also helped.
•Conversely, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services category. Salesforce (-34%), Accenture (-39%) and Servicenow (-42%), within the software & services industry, hindered the fund. Lastly, Fiserv, within the financial services group, returned about -74% and also detracted.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Market Index Fund	16.92%	12.67%	15.02%
Dow Jones U.S. Total Stock Market Index℠	16.92%	12.66%	15.00%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$124,740,246,922
Number of Holdings	3,774
Total Advisory Fee	$16,708,241
Portfolio Turnover	3%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	12.7
Industrials	10.6
Health Care	10.3
Consumer Discretionary	9.9
Communication Services	9.7
Consumer Staples	5.1
Energy	3.6
Materials	2.4
Utilities	2.4
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Switzerland - 0.2
Netherlands - 0.2
Canada - 0.0
United Kingdom - 0.0
Korea (South) - 0.0
Thailand - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	6.0
Microsoft Corp	4.5
Amazon.com Inc	3.1
Alphabet Inc Class A	2.8
Broadcom Inc	2.4
Alphabet Inc Class C	2.2
Meta Platforms Inc Class A	2.2
Tesla Inc	1.7
Berkshire Hathaway Inc Class B	1.5
33.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its classification allowing it to operate as a non-diversified fund, if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912731.101    2361-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Total Market Index Fund Fidelity® Series Total Market Index Fund : FCFMX

This annual shareholder report contains information about Fidelity® Series Total Market Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Total Market Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 21% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+57%). Industrials, which gained about 34%, also helped, benefiting from the capital goods industry (+48%), as did communication services, which advanced roughly 30%, lifted by the media & entertainment industry (+33%). The health care sector rose 11%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+22%), while energy gained approximately 28% and consumer discretionary advanced 7%. Other contributors included the consumer staples (+11%), materials (+26%), utilities (+24%), financials (+1%) and real estate (+6%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment industry. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), within the semiconductors & semiconductor equipment group, boosted the fund. Lastly, in technology hardware & equipment, Apple (+10%) also helped.
•Conversely, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services industry. Salesforce (-34%), Accenture (-39%) and ServiceNow (-42%), from the software & services category, hurt the fund's performance. Lastly, in financial services, Fiserv (-74%) also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 26, 2019 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Total Market Index Fund	16.94%	12.67%	14.29%
Dow Jones U.S. Total Stock Market Index℠	16.92%	12.66%	14.27%
A   From April 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$101,014,831,972
Number of Holdings	3,888
Total Advisory Fee	$0
Portfolio Turnover	11%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.8
Financials	12.7
Industrials	10.6
Health Care	10.3
Consumer Discretionary	9.9
Communication Services	9.7
Consumer Staples	5.1
Energy	3.6
Materials	2.4
Utilities	2.4
Real Estate	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Switzerland - 0.2
Netherlands - 0.2
Canada - 0.0
United Kingdom - 0.0
Korea (South) - 0.0
Thailand - 0.0
Puerto Rico - 0.0
Bermuda - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.6
Apple Inc	6.0
Microsoft Corp	4.5
Amazon.com Inc	3.1
Alphabet Inc Class A	2.8
Broadcom Inc	2.4
Alphabet Inc Class C	2.2
Meta Platforms Inc Class A	2.2
Tesla Inc	1.7
Berkshire Hathaway Inc Class B	1.5
33.0
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its classification allowing it to operate as a non-diversified fund, if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912760.101    1015-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® International Index Fund Fidelity® International Index Fund : FSPSX

This annual shareholder report contains information about Fidelity® International Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, Europe ex U.K. gained 31% and contributed most to the fund's performance for the fiscal year, followed by Japan (+44%).
•By sector, financials gained 46% and contributed most. Industrials, which gained roughly 50%, also helped, benefiting from the capital goods industry (+62%), as did information technology, which advanced 37%, lifted by the semiconductors & semiconductor equipment industry (+102%). The materials sector rose approximately 44%, while health care gained about 18% and consumer staples advanced 26%. Other contributors included the utilities (+65%), energy (+40%), consumer discretionary (+9%), real estate (+42%) and communication services (+15%) sectors.
•Conversely, the United States returned -2% and was a notable detractor.
•Turning to individual stocks, the biggest contributor was ASML Holding (+109%), from the semiconductors & semiconductor equipment industry. HSBC Holdings (+69%), from the banks category, helped. Novartis (+61%) and Roche Holding (+47%), from the pharmaceuticals, biotechnology & life sciences category, helped. Lastly, in capital goods, Siemens Energy (+246%) also helped.
•In contrast, the biggest detractor was Novo Nordisk (-57%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same category, CSL returned -34% and hurt the fund. SAP (-26%), a stock in the software & services category, hurt the fund's performance. Lastly, RELX (-26%) and Recruit Holdings (-24%), from the commercial & professional services category, also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® International Index Fund	34.33%	11.00%	10.45%
MSCI EAFE Index	35.01%	11.03%	10.49%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$83,116,930,580
Number of Holdings	700
Total Advisory Fee	$23,347,556
Portfolio Turnover	4%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	24.4
Industrials	20.0
Health Care	10.9
Consumer Discretionary	8.8
Information Technology	8.4
Consumer Staples	7.3
Materials	6.0
Communication Services	4.1
Utilities	3.8
Energy	3.0
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 22.9
United Kingdom - 11.0
United States - 10.9
Germany - 9.0
France - 8.5
Australia - 7.3
Netherlands - 4.7
Switzerland - 4.6
Spain - 3.6
Others - 17.5

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV	2.5
Roche Holding AG non-voting shares	1.5
Astrazeneca PLC	1.4
HSBC Holdings PLC	1.4
Novartis AG	1.4
Nestle SA	1.2
Shell PLC	1.1
Toyota Motor Corp	1.1
Siemens AG	1.1
SAP SE	1.0
13.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912733.101    2363-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® 500 Index Fund Fidelity Flex® 500 Index Fund : FDFIX

This annual shareholder report contains information about Fidelity Flex® 500 Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® 500 Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained approximately 21% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+59%). Communication services, which gained roughly 30%, also helped, benefiting from the media & entertainment industry (+33%), as did industrials, which advanced about 31%, lifted by the capital goods industry (+46%). The health care sector rose 9%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+19%), while energy gained 27% and consumer discretionary advanced 7%. Other contributors included the consumer staples (+12%), utilities (+24%), materials (+25%) and real estate (+7%) sectors.
•Conversely, financials returned 0% and detracted most. This group was hampered by the financial services industry (-5%).
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment group. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), from the semiconductors & semiconductor equipment group, helped. Lastly, Apple (+10%), a stock in the technology hardware & equipment industry, also helped.
•In contrast, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services group. In financial services, Fiserv (-74%) hindered the fund. Lastly, Salesforce (-34%), Accenture (-39%) and ServiceNow (-42%), from the software & services industry, also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through February 28, 2026.
Initial investment of $10,000.

Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Large Cap Index℠.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity Flex® 500 Index Fund A	16.35%	14.06%	14.44%
Fidelity Flex 500 Linked Index℠ A	16.33%	14.06%	14.44%
Fidelity U.S. Large Cap Index℠ B	16.59%	13.75%	n/a
S&P 500® Index A	16.99%	14.19%	14.51%
A From March 9, 2017
B From August 6, 2018

Effective July 21, 2025, the fund began comparing its performance to the Fidelity U.S. Large Cap Index℠.
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$8,153,311,145
Number of Holdings	512
Total Advisory Fee	$0
Portfolio Turnover	4%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Financials	12.4
Communication Services	10.5
Health Care	9.9
Consumer Discretionary	9.8
Industrials	9.2
Consumer Staples	5.3
Energy	3.5
Utilities	2.4
Materials	2.2
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.3
Apple Inc	6.7
Microsoft Corp	5.0
Amazon.com Inc	3.4
Alphabet Inc Class A	3.1
Broadcom Inc	2.6
Alphabet Inc Class C	2.4
Meta Platforms Inc Class A	2.4
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.6
36.4
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its investment objective during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912774.101    2926-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Extended Market Index Fund Fidelity® Extended Market Index Fund : FSMAX

This annual shareholder report contains information about Fidelity® Extended Market Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Extended Market Index Fund	$ 4	0.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, industrials gained 40% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+57%). Health care, which gained 22%, also helped, benefiting from the pharmaceuticals, biotechnology & life sciences industry (+37%), as did information technology, which advanced roughly 10%, lifted by the technology hardware & equipment industry (+101%). The materials sector rose 35%, while financials gained 7% and energy advanced 30%. Other contributors included the utilities (+22%), real estate (+6%), consumer staples (+4%) and communication services (+1%) sectors.
•In contrast, consumer discretionary returned -1% and detracted most. This group was hampered by the consumer services industry (-22%).
•Turning to individual stocks, the top contributor was AppLovin (+99%), from the software & services industry. In capital goods, Vertiv Holdings gained 168% and lifted the fund. Robinhood Markets, within the financial services category, gained 149% and boosted the fund. Lastly, Lumentum Holdings (+896%) and Coherent (+244%), from the technology hardware & equipment industry, also lifted the fund.
•Conversely, the biggest detractor was Strategy (-49%), from the software & services group. From the same group, Atlassian (-74%) and HubSpot (-63%) hurt the fund's performance. Flutter Entertainment (-62%), from the consumer services category, hurt the fund. Lastly, Coupang, within the consumer discretionary distribution & retail industry, returned -42% and also hurt the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Extended Market Index Fund	16.55%	5.27%	12.38%
Dow Jones U.S. Completion Total Stock Market Index℠	16.46%	5.12%	12.23%
Dow Jones U.S. Total Stock Market Index℠	16.92%	12.66%	15.00%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$40,966,151,768
Number of Holdings	3,394
Total Advisory Fee	$13,695,041
Portfolio Turnover	23%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.7
Information Technology	17.0
Financials	15.0
Health Care	13.5
Consumer Discretionary	9.7
Real Estate	5.3
Materials	4.8
Energy	4.5
Communication Services	3.5
Consumer Staples	2.8
Utilities	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.7
Canada - 0.5
United Kingdom - 0.4
Korea (South) - 0.3
Thailand - 0.3
Puerto Rico - 0.2
Bermuda - 0.2
Switzerland - 0.1
Sweden - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Vertiv Holdings Co Class A	1.3
Marvell Technology Inc	1.0
Snowflake Inc	0.8
Cloudflare Inc Class A	0.8
Ferguson Enterprises Inc	0.8
Cheniere Energy Inc	0.7
Lumentum Holdings Inc	0.7
ROBLOX Corp Class A	0.7
Alnylam Pharmaceuticals Inc	0.7
Coherent Corp	0.6
8.1
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912732.101    2365-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® 500 Index Fund Fidelity® 500 Index Fund : FXAIX

This annual shareholder report contains information about Fidelity® 500 Index Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® 500 Index Fund	$ 2	0.02%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology gained roughly 22% and contributed most to the fund's performance for the fiscal year, driven by the semiconductors & semiconductor equipment industry (+59%). Communication services, which gained 31%, also helped, benefiting from the media & entertainment industry (+35%), as did industrials, which advanced 32%, lifted by the capital goods industry (+46%). The health care sector rose approximately 9%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+20%), while energy gained 28% and consumer discretionary advanced 8%. Other contributors included the consumer staples (+12%), utilities (+24%), materials (+23%) and real estate (+6%) sectors.
•Conversely, financials returned 0% and detracted most. This group was hampered by the financial services industry (-5%).
•Turning to individual stocks, the biggest contributor was Alphabet (+83%), from the media & entertainment group. NVIDIA (+42%), Broadcom (+62%) and Micron Technology (+342%), from the semiconductors & semiconductor equipment industry, lifted the fund. Lastly, Apple (+10%), a stock in the technology hardware & equipment industry, also lifted the fund.
•In contrast, the biggest detractor was UnitedHealth (-37%), from the health care equipment & services group. Salesforce (-34%), Accenture (-39%) and ServiceNow (-42%), from the software & services industry, hurt the fund's performance. Lastly, in financial services, Fiserv (-74%) also hurt the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® 500 Index Fund	16.98%	14.18%	15.49%
S&P 500® Index	16.99%	14.19%	15.50%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$749,388,741,879
Number of Holdings	507
Total Advisory Fee	$100,122,551
Portfolio Turnover	3%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.5
Financials	12.5
Communication Services	10.5
Consumer Discretionary	9.9
Health Care	9.8
Industrials	9.2
Consumer Staples	5.4
Energy	3.5
Utilities	2.5
Materials	2.1
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.8
Switzerland - 0.1
Netherlands - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.4
Apple Inc	6.6
Microsoft Corp	5.1
Amazon.com Inc	3.5
Alphabet Inc Class A	3.1
Broadcom Inc	2.7
Alphabet Inc Class C	2.5
Meta Platforms Inc Class A	2.4
Tesla Inc	1.9
Berkshire Hathaway Inc Class B	1.7
36.9
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its classification allowing it to operate as a non-diversified fund, if changes in the relative market capitalization or weightings of issuers in the fund's index cause the fund to become non-diversified, and its principal investment strategies and risks were updated to reflect the change during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912758.101    2328-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity Flex® Large Cap Focused Index Fund Fidelity Flex® Large Cap Focused Index Fund : FXLCX

This annual shareholder report contains information about Fidelity Flex® Large Cap Focused Index Fund for the period July 24, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Large Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending February 28, 2026, reflecting a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, information technology returned -8% and detracted most from the fund's performance for the fiscal year. This group was hampered by the software & services industry (-20%). Financials (-3%) also hurt, hampered by the financial services industry (-5%). Other detractors were the communication services (-1%) sector, held back by the media & entertainment industry (-3%), and the consumer discretionary (-1%) sector, especially the consumer discretionary distribution & retail industry (-4%).
•Conversely, industrials gained approximately 13% and contributed most, driven by the capital goods industry (+17%). Energy stocks also helped, gaining 22%. The consumer staples sector rose roughly 13%. Materials (+21%) also contributed. Other contributors included the health care (+2%), real estate (+8%) and utilities (+3%) sectors.
•Turning to individual stocks, the biggest detractor was Microsoft (-20%), from the software & services category. From the same group, Oracle (-28%) hurt the fund. Broadcom (-21%), from the semiconductors & semiconductor equipment category, hindered the fund. In consumer discretionary distribution & retail, Amazon.com returned -10% and hurt the fund. Lastly, Apple (-5%), from the technology hardware & equipment industry, also hurt the fund's performance.
•In contrast, the biggest contributor was Lam Research (+50%), from the semiconductors & semiconductor equipment category. From the same industry, KLA (+30%) and Analog Devices (+35%) helped. Newmont, within the materials sector, gained roughly 43% and helped. Lastly, Chevron (+25%), a stock in the energy sector, also boosted the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 24, 2025 through February 28, 2026.
Initial investment of $10,000.

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$190,374,600
Number of Holdings	191
Total Advisory Fee	$0
Portfolio Turnover	4%
What did the Fund invest in?
(as of February 28, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.2
Financials	12.4
Communication Services	10.6
Consumer Discretionary	10.1
Health Care	10.0
Industrials	9.3
Consumer Staples	5.4
Energy	3.5
Utilities	2.4
Materials	2.1
Real Estate	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.6
Switzerland - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.0
Apple Inc	6.3
Microsoft Corp	5.2
Alphabet Inc Class A	3.6
Amazon.com Inc	3.1
Broadcom Inc	3.0
Tesla Inc	2.3
Meta Platforms Inc Class A	2.1
Alphabet Inc Class C	2.0
JPMorgan Chase & Co	1.7
36.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918039.100    8969-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, February 28, 2026, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Karen B. Peetz is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Peetz is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$46,700	$-	$9,600	$300

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$44,100	$-	$10,100	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity Flex Large Cap Focused Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund, and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2026 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$67,700	$1,900	$59,400	$600
Fidelity Extended Market Index Fund	$64,400	$1,900	$59,400	$600
Fidelity Flex Large Cap Focused Index Fund	$36,500	$-	$9,100	$-
Fidelity International Index Fund	$64,400	$2,000	$38,500	$600
Fidelity Series Total Market Index Fund	$61,400	$1,900	$14,600	$600
Fidelity Total Market Index Fund	$66,400	$2,000	$41,100	$600

February 28, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$89,500	$5,700	$57,200	$2,000
Fidelity Extended Market Index Fund	$65,700	$5,800	$41,400	$2,100
Fidelity Flex Large Cap Focused Index Fund	$-	$-	$-	$-
Fidelity International Index Fund	$66,200	$6,000	$23,000	$2,100
Fidelity Series Total Market Index Fund	$63,900	$5,700	$14,600	$2,000
Fidelity Total Market Index Fund	$69,600	$6,100	$15,100	$2,100

A Amounts may reflect rounding.
B Fidelity Flex Large Cap Focused Index Fund commenced operations on July 24, 2025.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2026A	February 28, 2025A
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

Services Billed by PwC

	February 28, 2026A,B	February 28, 2025A,B
Audit-Related Fees	$9,428,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Flex Large Cap Focused Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2026A,B	February 28, 2025A,B
Deloitte Entities	$4,182,500	$3,021,900
PwC	$14,940,900	$15,003,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Flex Large Cap Focused Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Total Market Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Total Market Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	37,229	405,796
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	1,567	4,638
TOTAL AUSTRALIA		410,434
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	154,270	3,321,433
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	197,942	2,521,781
Liberty Global Ltd Class C (c)	256,101	3,150,042

TOTAL BELGIUM		5,671,823
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	10,011	154,069
RenaissanceRe Holdings Ltd	69,864	21,131,066

TOTAL BERMUDA		21,285,135
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	122,142	39,781
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (c)	142,888	925,914
Personal Care Products - 0.0%
ZeroStack Corp (c)	865	7,007
TOTAL CONSUMER STAPLES		932,921
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (c)	31,425	384,642
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	44,479	74,280
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	27,148	18,976
TOTAL HEALTH CARE		93,256
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (b)	281,274	28,397,423
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	525,274	9,864,646
Hut 8 Corp (United States) (c)	145,661	7,753,535
TOTAL INFORMATION TECHNOLOGY		17,618,181
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	32,047	41,661
Metals & Mining - 0.0%
McEwen Inc (b)(c)	69,932	1,982,573
US Goldmining Inc (c)	3,873	46,650
		2,029,223
TOTAL MATERIALS		2,070,884
TOTAL CANADA		49,537,088
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	306,469	1,121,677
Software - 0.0%
T3 Defense Inc (b)(c)	17,481	30,766
TOTAL CHINA		1,152,443
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	28,019	24,953
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	23,926	707,731
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	84,867	482,893
Paper & Forest Products - 0.0%
Mercer International Inc	66,320	119,376
TOTAL GERMANY		602,269
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	723,530	1,685,825
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	8,838	9,810
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	72,481	726,985
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		736,795
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	11,464	36,685
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	64,553	559,675
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	699	831
TOTAL HEALTH CARE		560,506
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	22,435	1,638,877
TOTAL IRELAND		2,199,383
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	243,420	2,059,333
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (c)	450	698
Materials - 0.0%
Chemicals - 0.0%
Nexentis Technologies Inc (b)(c)	681	644
TOTAL ISRAEL		2,060,675
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	25,923	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	187,922	6,853,516
TOTAL JAPAN		6,853,516
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	12,025	38,961
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	27,591	310,399
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	2,047,763	39,071,318
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	14,965	87,096
TOTAL KOREA (SOUTH)		39,468,813
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	94,263	1,473,331
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	381,306	86,560,275
TOTAL NETHERLANDS		88,033,606
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	94,437	4,143,896
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (c)	263,683	1,624,287
TOTAL NORWAY		5,768,183
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	25,649	272,392
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	58,522	458,812
Liberty Latin America Ltd Class C (c)	196,844	1,562,942
TOTAL COMMUNICATION SERVICES		2,021,754
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	237,677	5,022,115
Ofg Bancorp	66,590	2,668,927
Popular Inc	100,945	13,663,916
		21,354,958
Financial Services - 0.0%
EVERTEC Inc	96,723	2,738,228
TOTAL FINANCIALS		24,093,186
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	50,871	694,389
TOTAL PUERTO RICO		26,809,329
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (c)	66,970	762,119
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	78,950	5,504,394
TOTAL SINGAPORE		6,266,513
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc (b)	105,968	12,559,327
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	5,851	5,364
TOTAL SWEDEN		12,564,691
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	200,183	4,075,726
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)	144,357	8,681,630
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	445,698	102,577,395
TOTAL SWITZERLAND		115,334,751
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	37,687	1,180,733
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	54,279	29,616,251
TOTAL THAILAND		30,796,984
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	612,641	40,624,225
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	1,555	0
F-star Therapeutics Inc rights (c)(d)	1,555	0
Zura Bio Ltd Class A (c)	51,909	343,638
		343,638
Health Care Technology - 0.0%
OneMedNet Corp Class A (c)	41,177	42,000
TOTAL HEALTH CARE		385,638
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	53,845	232
Machinery - 0.0%
Luxfer Holdings PLC	40,952	527,052
TOTAL INDUSTRIALS		527,284
TOTAL UNITED KINGDOM		41,537,147
UNITED STATES - 99.5%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.8%
Anterix Inc (c)	29,587	1,092,056
AST SpaceMobile Inc Class A (b)(c)	365,911	28,976,492
AT&T Inc	10,740,120	300,830,761
Atn International Inc	14,891	429,159
Bandwidth Inc Class A (c)	42,871	635,348
Cogent Communications Holdings Inc	71,949	1,349,763
Comcast Corp Class A	5,506,273	170,474,212
Elauwit Connection Inc	2,248	17,175
GCI Liberty Inc Class A	8,350	331,829
GCI Liberty Inc Class C	43,655	1,717,824
Globalstar Inc (c)	76,817	4,783,395
IDT Corp Class B	31,498	1,604,823
iQSTEL Inc	4,177	9,816
Iridium Communications Inc	158,624	3,799,045
Lumen Technologies Inc (c)	1,429,285	10,162,216
NextPlat Corp (c)	22,748	12,625
Shenandoah Telecommunications Co (b)	68,307	931,024
Uniti Group Inc (c)	271,497	1,987,358
Verizon Communications Inc	6,387,832	320,285,897
		849,430,818
Entertainment - 1.3%
AMC Entertainment Holdings Inc Class A (b)(c)	769,993	893,192
Angel Studios Inc Class A (c)	124,657	488,655
Atlanta Braves Holdings Inc Class A (c)	36,589	1,771,273
Atlanta Braves Holdings Inc Class C (c)	46,067	2,013,589
Brag House Holdings Inc (c)	2,139	599
Cinemark Holdings Inc	156,223	4,411,738
Cineverse Corp (c)	24,178	71,567
CuriosityStream Inc Class A	51,456	173,921
Dolphin Entertainment Inc (c)	12,741	20,895
Electronic Arts Inc	340,010	68,195,806
Eventbrite Inc Class A (c)	122,882	543,138
Gaia Inc Class A (c)	26,722	90,588
Gaxos.ai Inc (b)(c)	9,193	10,480
Golden Matrix Group Inc (c)	52,421	30,404
Kartoon Studios Inc (c)	59,096	33,685
Liberty Media Corp-Liberty Formula One Class A (c)	37,509	3,164,634
Liberty Media Corp-Liberty Formula One Class C (c)	337,644	30,924,814
Lionsgate Studios Corp	346,297	3,116,673
Live Nation Entertainment Inc (c)	239,145	38,774,970
LiveOne Inc (c)	15,485	85,013
Madison Square Garden Entertainment Corp Class A (c)	60,996	3,851,287
Madison Square Garden Sports Corp Class A (c)	27,187	9,016,840
Marcus Corp/The	33,797	568,804
Motorsport Games Inc Class A (b)(c)	5,433	21,189
Moving Image Technologies Inc (c)	9,820	5,990
Netflix Inc (c)	6,419,546	617,817,107
Nomadar Corp	6,691	29,307
Playstudios Inc Class A (c)	151,561	77,387
Playtika Holding Corp	93,339	288,418
PodcastOne Inc (c)	10,156	26,406
Reading International Inc Class A (c)	21,609	22,257
Reading International Inc Class B (c)	1,494	18,227
Reservoir Media Inc (c)	56,077	503,011
ROBLOX Corp Class A (c)	992,094	68,117,174
Roku Inc Class A (c)	198,159	19,500,827
Skillz Inc Class A (c)	14,580	48,989
Snail Inc Class A (c)	6,155	4,007
Sphere Entertainment Co Class A (b)(c)	40,034	4,764,446
Starz Entertainment Corp	18,881	207,691
Stubhub Holdings Inc Class A (b)	52,394	501,411
Take-Two Interactive Software Inc (c)	263,112	55,642,926
TKO Group Holdings Inc Class A	100,420	22,481,025
TruGolf Holdings Inc Class A (b)(c)	403	333
Vivid Seats Inc Class A (b)(c)	11,229	66,925
Walt Disney Co/The	2,704,715	286,807,979
Warner Bros Discovery Inc (c)	3,753,975	105,749,476
Warner Music Group Corp Class A	220,939	6,318,855
		1,357,273,928
Interactive Media & Services - 7.2%
Alphabet Inc Class A	8,815,673	2,748,374,214
Alphabet Inc Class C	7,043,378	2,193,519,211
Angi Inc Class A (c)	54,375	423,038
Arena Group Holdings Inc/The (c)	17,633	50,959
Bumble Inc Class A (b)(c)	118,143	359,155
BuzzFeed Inc Class A (c)	30,051	22,986
Cargurus Inc Class A (c)	122,992	3,775,854
Cars.com Inc (c)	84,051	717,796
DHI Group Inc (c)	57,800	143,922
EverQuote Inc Class A (c)	41,722	659,208
fuboTV Inc Class A (b)(c)	518,484	606,626
Getty Images Holdings Inc Class A (b)(c)	69,850	54,343
Giftify Inc (c)	22,806	22,350
HWH International Inc Class A (c)	3,129	4,005
IAC Inc Class A (c)	98,618	3,779,042
Intelligent Protection Management Corp (c)	8,477	14,326
IZEA Worldwide Inc (c)	18,021	65,236
Match Group Inc	357,615	11,300,634
MediaAlpha Inc Class A (c)	49,790	494,913
Meta Platforms Inc Class A	3,299,511	2,138,677,040
Nextdoor Holdings Inc Class A (c)	342,440	599,270
Onfolio Holdings Inc (c)	4,101	2,008
Pinterest Inc Class A (c)	902,762	15,464,313
PSQ Holdings Inc Class A (b)(c)	51,600	34,185
QuinStreet Inc (c)	85,983	1,007,721
Reddit Inc Class A (c)	192,102	28,010,393
Rumble Inc Class A (b)(c)	169,558	917,309
Shutterstock Inc	37,041	622,289
Snap Inc Class A (c)	1,709,062	8,904,213
Society Pass Inc (c)	7,042	5,124
Super League Enterprise Inc (c)	27	108
System1 Inc Class A (b)(c)	3,090	10,228
Teads Holding Co (c)	48,866	41,815
Travelzoo (c)	10,390	67,016
TripAdvisor Inc Class A (b)	177,050	1,789,976
Trump Media & Technology Group Corp (c)	246,028	2,634,960
Yelp Inc Class A (c)	88,501	1,972,687
Zedge Inc Class B	15,622	51,396
Ziff Davis Inc (c)	59,880	1,621,550
ZipRecruiter Inc Class A (c)	95,636	173,101
ZoomInfo Technologies Inc (b)(c)	415,393	2,579,591
		7,169,574,111
Media - 0.2%
Advantage Solutions Inc Class A (c)	154,157	80,516
AMC Networks Inc Class A (c)	48,840	399,023
Beasley Broadcast Group Inc Class A (c)	722	2,946
Bloomia Holdings Inc (c)	1,599	6,412
Bloomia Holdings Inc rights 3/28/2026 (c)	1,599	0
Boston Omaha Corp (c)	33,230	410,391
Cable One Inc (b)(c)	7,002	671,842
Cardlytics Inc (b)(c)	77,266	66,766
Charter Communications Inc Class A (b)(c)	133,330	31,283,218
Clear Channel Outdoor Holdings Inc (c)	479,531	1,150,874
comScore Inc (c)	5,074	34,554
Creative Realities Inc (c)	11,558	40,453
Direct Digital Holdings Inc Class A (b)(c)	148	160
DoubleVerify Holdings Inc (c)	202,573	2,135,119
EchoStar Corp Class A (c)	203,901	23,556,683
Emerald Holding Inc	27,748	115,709
Entravision Communications Corp Class A	95,321	295,495
EW Scripps Co/The Class A (c)	103,283	428,624
Fluent Inc (c)	23,879	78,084
Fox Corp Class A	327,989	18,478,901
Fox Corp Class B	211,028	10,916,478
Gray Media Inc	113,826	590,757
Gray Media Inc Class A	8,743	93,812
Harte Hanks Inc (c)	7,354	20,591
Ibotta Inc Class A (b)(c)	21,206	529,514
iHeartMedia Inc Class A (c)	182,774	597,671
John Wiley & Sons Inc Class A	61,751	1,915,516
John Wiley & Sons Inc Class B	2,019	61,156
Lee Enterprises Inc (c)	6,142	53,374
Liberty Broadband Corp Class A (c)	26,265	1,433,543
Liberty Broadband Corp Class C (c)	177,214	9,677,657
LQR House Inc (b)(c)	4,270	3,765
Magnite Inc (c)	217,648	2,964,366
Marchex Inc Class B (c)	47,198	69,381
Mediaco Holding Inc Class A (c)	6,418	3,979
MNTN Inc Class A (c)	16,839	164,349
National CineMedia Inc	142,146	506,040
New York Times Co/The Class A	244,697	19,524,374
News Corp Class A	620,324	15,067,670
News Corp Class B	138,882	3,719,260
Nexstar Media Group Inc	43,198	10,843,562
NIQ Global Intelligence Plc	75,822	1,010,707
Omnicom Group Inc (b)	483,311	41,221,595
Optimum Communications Inc Class A (c)	397,706	572,697
Paramount Skydance Corp Class B (b)	470,985	6,363,007
PubMatic Inc Class A (c)	53,662	434,662
Saga Communications Inc Class A	8,466	99,391
Scholastic Corp	34,227	1,190,073
Sinclair Inc Class A (b)	59,853	977,998
Sirius XM Holdings Inc (b)	286,024	6,281,087
SPAR Group Inc (c)	20,193	15,785
Stagwell Inc Class A (c)	164,079	790,861
Stran & Co Inc (c)	13,640	23,870
TechTarget Inc (b)(c)	44,213	155,188
TEGNA Inc	243,806	5,107,736
TEN Holdings Inc (b)(c)	1,652	2,544
Thryv Holdings Inc (c)	62,444	144,870
Townsquare Media Inc Class A	21,732	160,817
Trade Desk Inc (The) Class A (c)	667,130	15,891,037
Treasure Global Inc (c)	436	2,031
Urban One Inc Class A (c)	805	9,185
Urban One Inc Class D (c)	2,193	17,040
USA TODAY Co Inc (c)	187,678	1,116,684
Versant Media Group Inc Class A	220,247	7,338,630
		246,920,080
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	21,620	1,053,543
Gogo Inc (c)	116,975	494,804
Kore Group Holdings Inc (c)	10,553	94,449
NII Holdings Inc (b)(c)(d)	62,298	0
Old Market Capital Corp (c)	64	316
Spok Holdings Inc	31,859	386,768
SurgePays Inc (c)	19,614	16,321
T-Mobile US Inc	728,637	158,179,806
Telephone and Data Systems Inc	148,640	6,651,640
		166,877,647
TOTAL COMMUNICATION SERVICES		9,790,076,584
Consumer Discretionary - 9.9%
Automobile Components - 0.1%
Adient PLC (c)	119,849	2,914,728
Aptiv PLC (c)	327,395	24,076,628
BorgWarner Inc	324,060	18,656,134
Cooper-Standard Holdings Inc (c)	26,672	1,025,272
Dana Inc	176,864	6,055,823
Dauch Corporation (c)	354,872	2,342,155
Dorman Products Inc (c)	42,144	4,967,092
Fox Factory Holding Corp (c)	63,176	1,063,884
Gentex Corp	332,109	7,771,351
Gentherm Inc (c)	46,260	1,515,940
Goodyear Tire & Rubber Co/The (c)	432,831	3,570,856
Holley Inc Class A (c)	84,482	344,687
Kodiak AI Inc (b)(c)	159,202	1,337,297
LCI Industries	36,660	4,883,112
Lear Corp	78,648	10,322,550
Motorcar Parts of America Inc (c)	29,713	307,232
Patrick Industries Inc	50,380	6,236,540
Phinia Inc	58,193	4,226,558
QuantumScape Corp Class A (b)(c)	707,163	4,893,568
Solid Power Inc (b)(c)	268,814	951,602
Standard Motor Products Inc	31,701	1,257,896
Stoneridge Inc (c)	42,179	332,792
Strattec Security Corp (c)	6,336	557,568
Sypris Solutions Inc (c)	19,405	57,438
Visteon Corp	41,373	3,958,155
Worksport Ltd (b)(c)	10,004	14,205
XPEL Inc (c)(e)	38,096	1,623,652
		115,264,715
Automobiles - 1.9%
Aptera Motors Corp Class B (b)	15,734	34,300
Cenntro Inc (c)	57,091	6,680
Empery Digital Inc (b)(c)	69,557	262,925
Envirotech Vehicles Inc (b)(c)	3,510	5,616
Faraday Future Intelligent Electric Inc Class A (b)(c)	217,773	106,600
FLY-E Group Inc (c)	1,973	4,025
Ford Motor Co	5,928,258	83,529,155
General Motors Co	1,413,122	111,226,833
Harley-Davidson Inc (b)	179,203	3,225,654
Livewire Group Inc (c)	33,273	55,899
Lucid Group Inc (b)(c)	206,127	2,061,270
Massimo Group (c)	6,329	6,456
Rivian Automotive Inc Class A (b)(c)	1,221,685	18,728,431
StableX Technologies Inc (b)(c)	448	1,061
Tesla Inc (c)	4,257,066	1,713,511,636
Thor Industries Inc	79,711	7,662,618
Winnebago Industries Inc	42,704	1,703,463
Workhorse Group Inc (b)(c)	2,292	7,724
		1,942,140,346
Broadline Retail - 3.2%
1stdibs.Com Inc (c)	43,041	207,027
Amazon.com Inc (c)	14,738,066	3,094,993,861
Dillard's Inc Class A (b)	4,571	2,755,353
eBay Inc	684,707	62,212,478
Etsy Inc (c)	149,473	8,203,078
Groupon Inc (b)(c)	43,463	548,503
Kohl's Corp (b)	169,778	2,779,266
Macy's Inc	406,736	8,045,238
Ollie's Bargain Outlet Holdings Inc (c)	92,842	9,943,378
Pattern Group Inc Class A	35,853	377,532
QVC Group Inc Class A (b)(c)	11,406	34,446
Savers Value Village Inc (b)(c)	56,390	531,758
		3,190,631,918
Distributors - 0.0%
AMCON Distributing Co	278	30,861
Cheetah Net Supply Chain Service Inc Class A (c)	2,533	4,305
Educational Development Corp (c)	8,416	11,445
Genuine Parts Co	210,732	25,131,898
GigaCloud Technology Inc Class A (c)	39,029	1,730,546
Gold.com Inc	29,846	1,715,250
LKQ Corp	388,060	12,848,667
Pool Corp	49,671	11,284,258
Weyco Group Inc	10,192	318,704
		53,075,934
Diversified Consumer Services - 0.1%
ADT Inc	769,309	6,169,858
Allurion Technologies Inc (b)(c)	6,184	7,235
American Public Education Inc (c)	28,687	1,314,438
Amesite Inc (c)	4,846	8,577
Beachbody Co Inc/The Class A (c)	4,377	30,464
Bright Horizons Family Solutions Inc (c)	85,669	6,384,054
Carriage Services Inc	23,656	1,089,832
Chegg Inc (c)	162,256	106,651
Classover Holdings Inc Class B (b)	16,144	1,464
Coursera Inc (c)	219,032	1,403,995
Covista Inc (c)	55,011	5,391,078
Driven Brands Holdings Inc (c)	89,170	980,870
Duolingo Inc Class A (c)	60,642	6,124,842
European Wax Center Inc Class A (c)	46,164	264,058
Frontdoor Inc (c)	109,160	7,485,101
Graham Holdings Co Class B	5,147	5,420,872
Grand Canyon Education Inc (c)	41,833	6,654,375
H&R Block Inc	191,670	5,868,935
KinderCare Learning Cos Inc (b)(c)	48,242	168,847
Laureate Education Inc (c)	202,790	6,558,229
Legacy Education Inc (c)	13,032	179,451
Liberty Live Holdings Inc Class A	28,967	2,810,958
Liberty Live Holdings Inc Class C	77,777	7,750,478
Lincoln Educational Services Corp (c)	44,445	1,610,687
Matthews International Corp Class A (b)	46,677	1,233,673
McGraw Hill Inc	37,621	526,694
Mister Car Wash Inc (c)	148,479	1,057,170
Nerdy Inc Class A (c)	115,553	111,486
Perdoceo Education Corp	91,541	3,052,892
Phoenix Education Partners Inc (b)	6,823	201,961
Regis Corp (c)	3,847	88,058
Service Corp International/US	212,282	17,869,899
Strategic Education Inc	35,260	2,901,193
Stride Inc (c)	65,579	5,533,556
Udemy Inc (c)	139,610	702,238
Universal Technical Institute Inc (c)	75,819	2,744,648
WW International Inc	15,359	326,532
XWELL Inc (b)(c)	7,323	10,911
Zspace Inc (b)(c)	6,171	1,629
		110,147,889
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (c)	87,497	993,966
Airbnb Inc Class A (c)	644,307	87,052,319
Allied Gaming & Entertainment Inc (b)(c)	28,541	9,576
Aramark	398,047	16,658,267
Ark Restaurants Corp (c)	2,923	20,432
Aureus Greenway Holdings Inc (c)	13,331	53,991
Bally's Corp (c)	10,252	145,783
Biglari Holdings Inc Class A (c)	142	282,460
Biglari Holdings Inc Class B (c)	667	258,649
BJ's Restaurants Inc (c)	31,934	1,213,173
Black Rock Coffee Bar Inc Class A	26,853	358,219
Bloomin' Brands Inc	116,683	714,100
Booking Holdings Inc	48,834	207,024,418
Boyd Gaming Corp	87,622	7,292,779
Brinker International Inc (c)	67,295	9,973,119
BT Brands Inc (c)	4,344	5,603
Caesars Entertainment Inc (c)	309,128	7,743,656
Canterbury Park Holding Corp	3,931	61,835
Carnival Corp	1,644,850	51,895,018
Cava Group Inc (b)(c)	151,124	12,463,196
Century Casinos Inc (c)	38,730	65,066
Cheesecake Factory Inc/The (b)	69,381	4,494,501
Chipotle Mexican Grill Inc (c)	2,003,202	74,559,178
Choice Hotels International Inc (b)	31,258	3,293,030
Churchill Downs Inc	100,305	9,221,039
Cracker Barrel Old Country Store Inc (b)	34,930	1,142,910
Darden Restaurants Inc	176,205	37,681,439
Dave & Buster's Entertainment Inc (b)(c)	40,899	602,033
Dine Brands Global Inc	22,012	681,492
Domino's Pizza Inc	47,074	18,947,756
DoorDash Inc Class A (c)	566,354	99,944,490
DraftKings Inc Class A (c)	754,137	17,978,626
Dutch Bros Inc Class A (c)	192,422	10,315,743
El Pollo Loco Holdings Inc (c)	39,941	441,747
Expedia Group Inc Class A	177,258	38,232,778
First Watch Restaurant Group Inc (c)	69,262	863,005
Flanigan's Enterprises Inc	1,020	32,660
Flutter Entertainment PLC (b)(c)	265,546	28,185,052
Full House Resorts Inc (c)	46,829	105,131
GEN Restaurant Group Inc Class A (b)	6,248	11,996
Global Business Travel Group I Class A (c)	182,129	996,246
Golden Entertainment Inc	29,708	858,561
Good Times Restaurants Inc (c)	11,578	13,778
High Roller Technologies Inc (c)	4,842	21,160
Hilton Grand Vacations Inc (c)	90,555	4,071,353
Hilton Worldwide Holdings Inc	352,023	109,753,731
Hyatt Hotels Corp Class A (b)	63,314	10,225,211
Inspired Entertainment Inc (c)	37,712	307,730
Jack in the Box Inc (b)	28,564	483,303
Krispy Kreme Inc (b)	142,333	533,749
Kura Sushi USA Inc Class A (c)	9,586	675,142
Las Vegas Sands Corp	460,882	26,141,227
Life Time Group Holdings Inc (c)	230,425	6,221,475
Lindblad Expeditions Holdings Inc (c)	57,556	1,134,429
Lucky Strike Entertainment Corp Class A (b)	25,279	211,585
Marriott International Inc/MD Class A1	337,397	115,298,677
Marriott Vacations Worldwide Corp (b)	42,057	2,734,126
McDonald's Corp	1,078,878	367,962,131
MGM Resorts International (c)	310,484	11,444,440
Monarch Casino & Resort Inc	18,760	1,802,836
Nathan's Famous Inc	3,952	397,492
Navan Inc Class A (c)	63,093	614,526
Noodles & Co Class A (c)	6,539	38,384
Norwegian Cruise Line Holdings Ltd (c)	689,529	17,093,424
ONE Group Hospitality Inc/The (c)	33,803	68,282
Papa John's International Inc (b)	49,759	1,559,945
Penn Entertainment Inc (c)	198,864	3,110,233
Planet Fitness Inc Class A (c)	125,627	10,320,258
Portillo's Inc Class A (c)	108,917	581,617
Pursuit Attractions and Hospitality Inc (c)	32,483	1,129,109
Rave Restaurant Group Inc (c)	16,394	48,362
Rci Hospitality Holdings Inc	12,336	272,996
Red Robin Gourmet Burgers Inc (c)	23,507	118,240
Red Rock Resorts Inc Class A	73,375	4,442,856
Royal Caribbean Cruises Ltd	384,232	119,480,783
Rush Street Interactive Inc Class A (c)	148,215	2,927,246
Sabre Corp (c)	593,589	700,435
Serve Robotics Inc (b)(c)	90,203	901,128
Shake Shack Inc Class A (c)	60,965	5,853,250
SHARPLINK INC (c)	298,004	2,032,387
Six Flags Entertainment Corp (b)(c)	153,602	2,615,842
Sports Entertainment Gaming Global Corp (b)(c)	4,108	4,189
Starbucks Corp	1,722,393	168,828,962
Sweetgreen Inc Class A (c)	161,167	894,477
Target Hospitality Corp (c)	48,095	374,660
Texas Roadhouse Inc	100,199	18,323,391
Travel + Leisure Co	97,490	7,185,013
United Parks & Resorts Inc (b)(c)	41,301	1,436,862
Vail Resorts Inc (b)	54,515	7,403,682
Venu Holding Corp Class A (c)	47,078	242,452
Vestand Inc Class A (c)	10,498	2,638
Wendy's Co/The (b)	241,059	1,846,512
Wingstop Inc (b)	42,090	10,922,776
Wyndham Hotels & Resorts Inc	114,440	9,361,192
Wynn Resorts Ltd	127,858	13,832,957
Xponential Fitness Inc Class A (b)(c)	41,225	175,619
Yum! Brands Inc	420,544	70,718,679
		1,897,771,977
Household Durables - 0.4%
Algorhythm Holdings Inc (c)	3,698	6,508
Aterian Inc (b)(c)	8,030	4,570
Bassett Furniture Industries Inc	13,244	198,263
Beazer Homes USA Inc (c)	41,229	1,054,638
Cavco Industries Inc (c)	11,823	6,824,945
Century Communities Inc	38,800	2,608,524
Champion Homes Inc (c)	84,623	7,910,558
Cricut Inc Class A	73,358	315,439
DR Horton Inc	414,933	66,551,104
Dream Finders Homes Inc Class A (b)(c)	43,845	792,279
Emerson Radio Corp (c)	5,384	2,260
Ethan Allen Interiors Inc	35,453	807,619
Flexsteel Industries Inc	5,747	295,798
Garmin Ltd	247,685	62,622,199
Gopro Inc Class A (c)	198,689	192,291
Green Brick Partners Inc (c)	46,183	3,401,840
Hamilton Beach Brands Holding Co Class A	9,519	181,242
Helen of Troy Ltd (c)	34,759	613,149
Hooker Furnishings Corp	16,184	232,079
Hovnanian Enterprises Inc Class A (c)	6,996	878,838
Installed Building Products Inc	34,296	11,240,857
KB Home	98,200	6,243,556
Koss Corp (c)	7,407	30,591
La-Z-Boy Inc	62,422	2,229,714
Legacy Housing Corp (c)	13,716	300,655
Leggett & Platt Inc	205,134	2,395,965
Lennar Corp Class A	323,527	36,998,548
Lennar Corp Class B (b)	17,376	1,854,540
LGI Homes Inc (c)	30,794	1,598,209
Lifetime Brands Inc	19,213	63,595
Live Ventures Inc (c)	1,766	24,565
Lovesac Co/The (c)	21,061	269,160
M/I Homes Inc (c)	39,613	5,631,384
Meritage Homes Corp	106,799	8,054,781
Mohawk Industries Inc (c)	78,656	9,853,237
Newell Brands Inc	635,560	2,891,798
NVR Inc (c)	4,300	32,326,497
PulteGroup Inc	295,306	40,515,983
Purple Innovation Inc Class A (c)	76,384	53,087
Smith Douglas Homes Corp Class A (b)(c)	13,708	215,216
Somnigroup International Inc	317,904	28,455,587
Sonos Inc (c)	182,908	2,816,783
Taylor Morrison Home Corp (c)	148,364	9,775,704
Toll Brothers Inc	145,996	22,956,411
TopBuild Corp (c)	42,266	18,947,848
Traeger Inc (c)	93,017	79,995
Tri Pointe Homes Inc (c)	130,044	6,021,037
United Homes Group Inc Class A (c)	17,172	20,091
Universal Electronics Inc (c)	14,749	55,604
Whirlpool Corp (b)	95,594	6,541,497
XMAX Inc (c)	64,115	393,025
Yunhong Green CTI Ltd (c)	1,867	4,975
		414,354,638
Leisure Products - 0.1%
Acushnet Holdings Corp (b)	41,674	4,264,500
American Outdoor Brands Inc (c)	18,294	166,475
Brunswick Corp/DE	98,491	7,841,853
Callaway Golf Co (c)	211,453	2,973,029
Clarus Corp	46,479	146,874
Escalade Inc	12,142	174,845
Funko Inc Class A (c)	58,681	293,405
Hasbro Inc	201,896	20,106,823
Interactive Strength Inc (c)	143	250
JAKKS Pacific Inc	13,875	303,308
Johnson Outdoors Inc Class A	8,932	433,113
Latham Group Inc (c)	70,371	472,189
Malibu Boats Inc Class A (c)	29,124	846,343
Marine Products Corp (b)	19,394	147,200
MasterCraft Boat Holdings Inc (c)	18,630	404,364
Mattel Inc (c)	470,777	7,979,670
Newton Golf Company Inc (c)	5,368	8,804
Peloton Interactive Inc Class A (c)	608,704	2,446,990
Polaris Inc	80,954	4,917,146
Smith & Wesson Brands Inc	67,222	799,942
Solo Brands Inc Class A (b)(c)	2,796	20,019
Sturm Ruger & Co Inc	24,170	904,925
Tron Inc (b)(c)	33,591	45,684
Twin Vee PowerCats Co (c)	1,827	813
YETI Holdings Inc (c)	117,808	5,149,388
		60,847,952
Specialty Retail - 1.9%
1-800-Flowers.com Inc Class A (b)(c)	38,505	133,997
Abercrombie & Fitch Co Class A (c)	71,312	6,974,314
Academy Sports & Outdoors Inc	100,977	6,071,747
Advance Auto Parts Inc (b)	90,927	4,834,589
aka Brands Holding Corp (c)	874	8,748
America's Car-Mart Inc/TX (c)	11,974	239,001
American Eagle Outfitters Inc	238,562	5,861,468
Arhaus Inc Class A (c)	81,634	673,481
Arko Corp	117,471	755,339
Asbury Automotive Group Inc (c)	29,454	6,296,676
AutoNation Inc (c)	41,406	8,080,795
AutoZone Inc (c)	25,197	94,629,349
BARK Inc (c)	172,016	134,396
Barnes & Noble Education Inc (b)(c)	33,609	290,718
Bath & Body Works Inc	312,531	7,113,206
Bed Bath & Beyond Inc (c)	104,176	555,258
Best Buy Co Inc	296,226	18,357,125
Boot Barn Holdings Inc (c)	46,164	8,735,152
Brand House Collective Inc/The (b)(c)	16,430	17,744
Brilliant Earth Group Inc Class A	23,549	36,501
Buckle Inc/The	45,654	2,444,772
Build-A-Bear Workshop Inc (b)	19,265	937,435
Burlington Stores Inc (c)	94,326	28,945,820
Caleres Inc	51,593	613,441
Camping World Holdings Inc Class A	95,226	792,280
CarMax Inc (c)	222,490	9,604,893
Carparts Com Inc (c)	94,549	67,130
Carvana Co Class A (c)	214,253	71,594,782
Cato Corp/The Class A (c)	21,800	65,618
Chewy Inc Class A (c)	340,939	9,348,547
Children's Place Inc/The (b)(c)	13,021	52,084
Citi Trends Inc (c)	10,314	488,677
Designer Brands Inc Class A (b)	54,434	387,570
Destination XL Group Inc (c)	67,938	33,738
Dick's Sporting Goods Inc	100,170	20,397,617
Digital Brands Group Inc (b)(c)	9,421	27,038
Duluth Holdings Inc Class B (c)	20,278	43,598
Envela Corp (c)	10,090	135,811
EVgo Inc Class A (c)	203,774	558,341
Five Below Inc (c)	83,510	18,666,990
Floor & Decor Holdings Inc Class A (c)	163,274	11,280,601
GameStop Corp Class A (b)(c)	624,294	15,001,785
Gap Inc/The	342,970	9,616,879
Genesco Inc (c)	15,003	408,682
Grabagun Digital Holdings Inc (b)	30,417	83,647
Group 1 Automotive Inc	18,741	6,104,693
Grove Collaborative Holdings Class A (b)(c)	36,174	51,005
GrowGeneration Corp (c)	80,715	91,208
Haverty Furniture Cos Inc	19,851	472,652
Haverty Furniture Cos Inc Class A	1,086	31,451
Home Depot Inc/The	1,508,001	574,126,141
J Jill Inc	11,188	193,217
Lands' End Inc (b)(c)	17,514	281,450
Leslie's Inc (c)	13,217	14,539
Lithia Motors Inc Class A	36,740	10,271,769
Lowe's Cos Inc	849,606	224,780,259
Lulu's Fashion Lounge Holdings Inc (c)	1,817	28,073
MarineMax Inc (c)	28,561	871,111
Monro Inc	45,564	980,993
Murphy USA Inc	25,825	10,090,861
National Vision Holdings Inc (c)	120,017	3,236,858
O'Reilly Automotive Inc (c)	1,278,669	120,041,446
Off The Hook YS Inc	3,903	9,874
OneWater Marine Inc Class A (c)	20,171	229,647
Outdoor Holding Co (c)	159,135	338,958
Penske Automotive Group Inc (b)	27,981	4,407,567
Petco Health & Wellness Co Inc Class A (c)	135,388	345,239
PetMed Express Inc (c)	28,931	79,271
RealReal Inc/The (c)	148,164	1,816,491
Rent the Runway Inc Class A (c)	44,246	264,149
Revolve Group Inc Class A (c)	61,227	1,540,471
RH (c)	23,286	3,858,723
RideNow Group Inc Class B (c)	35,875	232,470
Ross Stores Inc	492,641	101,306,695
Sally Beauty Holdings Inc (c)	147,575	2,371,530
Shoe Carnival Inc	27,205	549,269
Signet Jewelers Ltd	62,032	5,966,858
Sleep Number Corp (b)(c)	34,365	212,032
Sonic Automotive Inc Class A	22,490	1,410,573
Sportsman's Warehouse Holdings Inc (c)	57,445	67,785
Stitch Fix Inc Class A (c)	179,094	596,383
Tandy Leather Factory Inc	7,253	17,190
ThredUp Inc Class A (c)	148,062	722,543
Tilly's Inc Class A (b)(c)	31,951	46,009
TJX Cos Inc/The	1,685,980	272,555,527
Torrid Holdings Inc (b)(c)	27,345	27,892
Tractor Supply Co	800,520	41,498,957
Ulta Beauty Inc (c)	67,919	46,510,252
Upbound Group Inc	80,925	1,735,841
Urban Outfitters Inc (c)	81,534	5,397,551
Valvoline Inc (b)(c)	192,373	7,271,699
Victoria's Secret & Co (c)	121,383	7,610,714
Warby Parker Inc Class A (c)	150,543	3,765,080
Wayfair Inc Class A (c)	161,869	12,355,461
Williams-Sonoma Inc	184,515	37,945,510
Winmark Corp	4,465	2,037,112
Xcel Brands Inc (b)(c)	2,602	3,772
Zumiez Inc (c)	20,157	528,517
		1,888,698,718
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	7,663	21,763
Capri Holdings Ltd (c)	180,163	3,695,143
Carter's Inc	55,306	1,855,516
Columbia Sportswear Co (b)	38,456	2,381,965
Crocs Inc (c)	78,639	7,133,344
Crown Crafts Inc	14,938	43,619
Culp Inc (c)	15,065	48,208
Deckers Outdoor Corp (c)	220,814	25,894,858
Figs Inc Class A (c)	236,433	3,652,890
Fossil Group Inc (b)(c)	76,570	358,348
G-III Apparel Group Ltd	56,244	1,720,504
Kontoor Brands Inc	77,519	5,055,014
Lakeland Industries Inc (b)	14,124	129,517
Levi Strauss & Co Class A (b)	146,852	3,254,240
Lululemon Athletica Inc (c)	163,499	30,275,110
Movado Group Inc	23,917	596,729
NIKE Inc Class B	1,801,923	112,043,572
Oxford Industries Inc (b)	22,044	872,722
Playboy Inc (c)	97,807	186,811
PVH Corp	72,927	5,002,792
Ralph Lauren Corp Class A	58,692	21,281,719
Rocky Brands Inc	11,292	510,398
Steven Madden Ltd	110,033	3,972,191
Superior Group of Cos Inc	16,642	165,255
Tapestry Inc	309,974	48,191,658
Under Armour Inc Class A (b)(c)	239,577	1,777,662
Under Armour Inc Class C (b)(c)	227,836	1,647,254
Unifi Inc (c)	23,154	90,995
Vera Bradley Inc (c)	31,538	83,260
VF Corp	497,192	9,655,469
Vince Holding Corp (c)	5,690	17,639
Wolverine World Wide Inc	124,107	2,192,971
		293,809,136
TOTAL CONSUMER DISCRETIONARY		9,966,743,223
Consumer Staples - 5.1%
Beverages - 1.1%
Amaze Holdings Inc (b)(c)	26,118	8,906
Boston Beer Co Inc/The Class A (c)	11,634	2,638,359
Brown-Forman Corp Class A	99,189	2,912,189
Brown-Forman Corp Class B (b)	252,252	7,279,993
Celsius Holdings Inc (c)	242,119	12,980,000
Coca-Cola Co/The	5,865,162	478,362,613
Coca-Cola Consolidated Inc	85,676	17,340,822
Constellation Brands Inc Class A	213,600	33,718,896
IP Strategy Holdings Inc (c)	13,370	9,145
Keurig Dr Pepper Inc	2,058,528	62,332,228
MGP Ingredients Inc	21,349	405,631
Molson Coors Beverage Co Class B (b)	256,458	12,563,877
Monster Beverage Corp (c)	1,080,330	92,152,149
National Beverage Corp (c)	35,365	1,285,518
PepsiCo Inc	2,071,529	351,621,332
Primo Brands Corp Class A	381,463	8,651,581
Splash Beverage Group Inc (b)(c)	1,408	732
Vita Coco Co Inc/The (c)	66,407	3,855,590
Willamette Valley Vineyards Inc (c)	4,861	13,076
Zevia PBC Class A (c)	50,741	67,993
		1,088,200,630
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	599,640	10,733,556
Andersons Inc/The	50,878	3,321,825
BJ's Wholesale Club Holdings Inc (c)	199,609	19,719,373
Casey's General Stores Inc	56,314	38,608,315
Chefs' Warehouse Inc/The (c)	54,801	3,912,243
Costco Wholesale Corp	671,414	678,658,558
Dollar General Corp	333,454	52,098,853
Dollar Tree Inc (c)	287,353	36,344,407
Grocery Outlet Holding Corp (c)	148,587	1,468,040
Healthy Choice Wellness Corp Class A (c)	5,184	1,632
HF Foods Group Inc (c)	59,894	125,178
Ingles Markets Inc Class A	20,487	1,743,444
Kroger Co/The	923,655	63,030,217
Maison Solutions Inc (c)	4,188	1,101
Mangoceuticals Inc (b)(c)	14,438	7,724
Maplebear Inc (c)	278,479	10,445,747
Natural Grocers by Vitamin Cottage Inc	16,084	434,751
Performance Food Group Co (c)	237,514	23,053,109
PriceSmart Inc	38,304	5,922,564
Reborn Coffee Inc (b)(c)	3,685	6,596
Sprouts Farmers Market Inc (c)	147,562	10,900,405
SRX Health Solutions Inc (c)	11,682	1,463
Sysco Corp	725,413	66,128,649
Target Corp	688,550	78,350,105
United Natural Foods Inc (c)	91,829	3,508,786
US Foods Holding Corp (c)	337,666	32,621,912
Village Super Market Inc Class A	14,347	561,685
Walmart Inc	6,643,353	850,017,017
Weis Markets Inc (b)	14,315	969,984
		1,992,697,239
Food Products - 0.5%
Alico Inc	9,320	384,730
Arcadia Biosciences Inc (b)(c)	1,716	3,346
Archer-Daniels-Midland Co	728,031	50,263,260
B&G Foods Inc	121,638	645,898
Barfresh Food Group Inc (c)	11,803	33,993
Beyond Meat Inc (b)(c)	691,685	654,057
BranchOut Food Inc (c)	12,990	59,494
BRC Inc Class A (c)	138,354	87,094
Bridgford Foods Corp (c)	2,387	17,664
Bunge Global SA	205,017	24,735,301
Cal-Maine Foods Inc (b)	69,206	6,028,535
Calavo Growers Inc	25,408	681,951
Campbell's Company/The (b)	298,052	8,032,501
CIMG Inc (c)	400	192
Coffee Holding Co Inc	7,048	21,849
Conagra Brands Inc	725,786	13,971,381
Darling Ingredients Inc (c)	239,558	12,734,903
Edible Garden AG Inc (b)(c)	131	388
Farmer Bros Co (c)	29,181	43,772
Flowers Foods Inc (b)	321,459	3,176,015
Fresh Del Monte Produce Inc	49,890	2,141,778
Freshpet Inc (c)	73,927	6,243,135
General Mills Inc	808,583	36,572,209
Hain Celestial Group Inc (c)	134,295	107,355
Hershey Co/The	224,465	53,036,590
Hormel Foods Corp	441,954	11,314,022
Ingredion Inc	96,250	11,305,525
J & J Snack Foods Corp	23,647	2,058,708
JM Smucker Co	161,622	18,740,071
John B Sanfilippo & Son Inc	13,649	1,127,544
Kraft Heinz Co/The	1,291,509	31,784,036
Laird Superfood Inc (c)	11,452	31,149
Lamb Weston Holdings Inc	211,123	10,174,017
Lifeway Foods Inc (c)	9,070	200,991
Limoneira Co	24,569	346,177
Local Bounti Corp (c)	6,334	9,628
Mama's Creations Inc (c)	57,236	981,025
Marzetti Company/The	30,805	5,062,494
McCormick & Co Inc/MD	383,678	27,256,485
Mission Produce Inc (c)	63,633	902,952
Mondelez International Inc	1,954,982	120,387,792
Pilgrim's Pride Corp	64,663	2,790,855
Post Holdings Inc (c)	72,319	7,687,510
Rocky Mountain Chocolate Factory Inc (c)	7,317	18,658
Sadot Group Inc (b)(c)	1,539	3,324
Seaboard Corp	391	2,006,886
Seneca Foods Corp Class A (c)	7,823	1,087,241
Seneca Foods Corp Class B (c)	27	3,828
Simply Good Foods Co/The (c)	139,160	2,374,070
SOW GOOD INC (c)	1,798	809
Tootsie Roll Industries Inc Class A	28,579	1,206,891
Tyson Foods Inc Class A	428,833	27,869,857
Utz Brands Inc Class A	123,579	1,148,049
Vital Farms Inc (c)	57,153	1,205,357
Westrock Coffee Co (c)	56,018	247,600
		509,010,942
Household Products - 0.8%
Central Garden & Pet Co (c)	50,796	1,990,696
Central Garden & Pet Co Class A (c)	34,749	1,200,230
Church & Dwight Co Inc	363,753	38,143,140
Clorox Co/The	184,771	23,495,480
Colgate-Palmolive Co	1,220,929	121,042,901
Energizer Holdings Inc	92,266	1,992,023
Kimberly-Clark Corp	502,868	56,039,610
Oil-Dri Corp of America	15,695	1,064,748
Procter & Gamble Co/The	3,540,293	591,936,990
Reynolds Consumer Products Inc	83,018	2,059,677
Spectrum Brands Holdings Inc (b)	36,747	2,880,230
WD-40 Co	20,486	4,879,765
		846,725,490
Personal Care Products - 0.1%
AXIL Brands Inc (c)	4,966	33,744
Beauty Health Co/The Class A (c)	121,959	126,837
BellRing Brands Inc (c)	190,761	3,508,095
Bonk Inc (b)(c)	6,914	26,826
Caring Brands Inc	4,528	3,849
Coty Inc Class A (c)	571,867	1,435,386
Edgewell Personal Care Co	70,346	1,599,668
elf Beauty Inc (c)	90,327	8,314,600
Estee Lauder Cos Inc/The Class A	372,402	40,766,847
FitLife Brands Inc (c)	5,942	89,902
Herbalife Ltd (c)	156,358	3,052,108
Honest Co Inc/The (c)	150,875	422,450
Interparfums Inc	27,686	2,790,195
Kenvue Inc	2,902,584	55,497,407
Lifevantage Corp (b)	15,630	72,680
Mannatech Inc (c)	1,681	11,633
Medifast Inc (b)(c)	15,150	159,530
Natural Alternatives International Inc (c)	4,596	12,455
Nature's Sunshine Products Inc (c)	21,232	587,702
Niagen Bioscience Inc (c)	84,316	425,796
Nu Skin Enterprises Inc Class A	74,002	627,537
Olaplex Holdings Inc (c)	200,345	322,555
PMGC Holdings Inc (c)	50	60
Synergy CHC Corp (c)	5,823	8,152
United-Guardian Inc	5,228	35,132
Upexi Inc (b)(c)	65,876	43,682
USANA Health Sciences Inc (c)	16,295	350,668
		120,325,496
Tobacco - 0.6%
22nd Century Group Inc (b)(c)	347	1,585
Altria Group Inc	2,543,252	175,586,118
Ispire Technology Inc (c)	30,151	70,855
Philip Morris International Inc	2,358,242	440,590,353
Turning Point Brands Inc	28,804	3,945,860
Universal Corp/VA	37,782	2,030,027
		622,224,798
TOTAL CONSUMER STAPLES		5,179,184,595
Energy - 3.6%
Energy Equipment & Services - 0.4%
Archrock Inc	265,661	9,385,803
Atlas Energy Solutions Inc (b)	116,964	1,126,363
Baker Hughes Co Class A	1,494,976	97,562,134
Bristow Group Inc (c)	38,052	1,815,080
Cactus Inc Class A	104,303	5,632,362
Core Laboratories Inc (b)	70,504	1,240,165
Dawson Geophysical Co (c)	9,109	31,153
DMC Global Inc (c)	26,102	153,741
Drilling Tools International Corp (c)	23,527	81,874
Energy Services of America Corp	18,681	291,797
Expro Group Holdings NV (c)	152,951	2,731,705
Flowco Holdings Inc Class A	33,376	752,963
Forum Energy Technologies Inc (c)	17,478	1,014,248
Geospace Technologies Corp (c)	19,369	177,614
Halliburton Co	1,275,117	45,904,212
Helix Energy Solutions Group Inc (c)	206,989	1,902,229
Helmerich & Payne Inc	150,601	5,304,167
Innovex International Inc (c)	58,414	1,539,209
KLX Energy Services Holdings Inc (c)	22,863	58,072
Kodiak Gas Services Inc	125,916	6,871,236
Liberty Energy Inc Class A	245,388	6,892,949
Mammoth Energy Services Inc (c)	36,458	84,218
MIND Technology Inc (c)	12,131	92,317
Nabors Industries Ltd (b)(c)	22,321	1,743,717
Natural Gas Services Group Inc	16,379	626,661
NCS Multistage Holdings Inc (c)	1,253	49,920
Noble Corp PLC (b)	190,228	8,642,058
NOV Inc	552,735	11,198,411
Oceaneering International Inc (c)	151,068	5,362,914
Oil States International Inc (c)	83,810	1,097,073
Patterson-UTI Energy Inc	523,143	4,451,947
ProFrac Holding Corp Class A (c)	32,632	161,528
ProPetro Holding Corp (c)	144,057	1,747,411
Ranger Energy Services Inc Class A	21,560	375,575
RPC Inc (b)	135,209	785,564
SEACOR Marine Holdings Inc (c)	34,291	262,669
Select Water Solutions Inc Class A	170,719	2,333,729
SLB Ltd	2,263,463	116,206,190
Smart Sand Inc	45,063	233,877
Solaris Energy Infrastructure Inc Class A	69,475	3,448,044
TETRA Technologies Inc (c)	202,143	1,750,558
Tidewater Inc (c)	69,815	5,544,707
Transocean Ltd (c)	1,500,616	9,723,992
Valaris Ltd (c)	98,035	9,396,655
Weatherford International PLC	108,641	11,457,280
		387,246,091
Oil, Gas & Consumable Fuels - 3.2%
Abundia Global Impact Group Inc (b)(c)	4,735	19,792
Aemetis Inc (b)(c)	89,502	127,093
American Resources Corp (b)(c)	112,797	338,391
Amplify Energy Corp (c)	52,303	300,219
Antero Midstream Corp	504,859	11,349,230
Antero Resources Corp (c)	443,926	16,340,916
APA Corp	537,447	16,322,265
Barnwell Industries Inc (c)	5,920	6,749
Battalion Oil Corp (b)(c)	11,797	65,119
California Resources Corp	118,935	6,998,135
Calumet Inc (c)	96,937	2,613,422
Centrus Energy Corp Class A (b)(c)	26,494	5,367,419
Cheniere Energy Inc	326,007	76,849,630
Chevron Corp	2,867,449	535,524,776
Chord Energy Corp	86,231	9,344,853
Clean Energy Fuels Corp (c)	259,347	586,124
Clean Energy Technologies Inc (c)	1,521	1,227
CNX Resources Corp (c)	204,132	8,528,635
Comstock Inc (b)(c)	77,316	239,680
Comstock Resources Inc (b)(c)	119,851	2,350,278
ConocoPhillips	1,872,124	212,411,190
Core Natural Resources Inc	77,598	6,369,244
Coterra Energy Inc	1,153,501	35,285,596
Crescent Energy Co Class A (b)	366,419	4,272,446
CVR Energy Inc (c)	45,668	1,103,339
Delek US Holdings Inc	91,232	3,476,852
Devon Energy Corp	950,304	41,366,733
Diamondback Energy Inc	282,116	49,110,753
Dorian LPG Ltd	55,673	2,059,344
DT Midstream Inc	153,938	21,372,752
Empire Petroleum Corp (b)(c)	37,428	123,513
Empire Petroleum Corp rights 2/27/2026 (b)(c)	37,428	1,102
EOG Resources Inc	822,092	102,005,176
EON Resources Inc Class A (c)	42,415	18,323
Epsilon Energy Ltd (b)	30,826	157,829
EQT Corp	945,422	58,067,819
Evolution Petroleum Corp	47,798	213,657
Excelerate Energy Inc Class A	36,219	1,457,815
Expand Energy Corp	360,843	38,942,177
Exxon Mobil Corp	6,388,972	974,318,231
FutureFuel Corp	40,044	172,990
Gevo Inc (c)	354,676	645,510
Granite Ridge Resources Inc	102,269	517,481
Green Plains Inc (c)	107,486	1,475,783
Gulfport Energy Corp (c)	23,678	4,940,651
HF Sinclair Corp	236,812	11,842,968
HighPeak Energy Inc Class A (b)	36,440	189,852
Infinity Natural Resources Inc Class A (c)	23,506	390,200
International Seaways Inc	61,338	4,632,859
Kinder Morgan Inc	2,965,820	98,672,832
Kinetik Holdings Inc Class A (b)	68,974	3,137,627
Lightbridge Corp (c)	49,036	634,035
Magnolia Oil & Gas Corp Class A	277,226	7,712,427
Marathon Petroleum Corp	455,367	90,258,293
Matador Resources Co	177,043	9,100,010
Mexco Energy Corp	1,277	14,303
Murphy Oil Corp	203,320	6,740,058
NACCO Industries Inc Class A	6,685	383,585
New Era Energy & Digital Inc (b)(c)	63,129	289,131
New Fortress Energy Inc Class A (b)(c)	184,639	201,257
NextDecade Corp (b)(c)	211,593	1,140,486
NextNRG Inc (b)(c)	47,915	31,586
Northern Oil & Gas Inc	147,444	4,067,980
Occidental Petroleum Corp	1,089,493	57,830,288
ONEOK Inc	953,335	78,907,538
OPAL Fuels Inc Class A (c)	33,804	70,650
Ovintiv Inc	425,184	21,510,059
Par Pacific Holdings Inc (c)	76,273	3,254,569
PBF Energy Inc Class A	124,577	4,434,941
Peabody Energy Corp	184,129	5,807,429
PEDEVCO Corp (c)	36,401	22,703
Permian Resources Holdings Inc/DE Class A	1,051,791	19,237,257
Phillips 66	610,415	94,205,347
Prairie Operating Co (b)(c)	59,234	104,844
PrimeEnergy Resources Corp (b)(c)	1,010	200,889
Range Resources Corp	358,909	14,815,764
REX American Resources Corp (c)	42,768	1,520,830
Riley Exploration Permian Inc	15,551	448,491
Ring Energy Inc (c)	235,973	332,722
Sable Offshore Corp (b)(c)	186,757	1,540,745
SandRidge Energy Inc	47,544	833,446
Sky Quarry Inc (c)	16,644	7,355
SM Energy Co	342,955	7,932,549
Stabilis Solutions Inc (c)	5,660	31,356
Summit Midstream Corp Class A (c)	15,953	470,773
Talos Energy Inc (c)	193,079	2,365,218
Targa Resources Corp	325,143	76,668,719
Texas Pacific Land Corp	87,728	45,994,913
Trio Petroleum Corp (c)	11,024	4,630
Ur-Energy Inc (United States) (c)	533,785	891,421
Uranium Energy Corp (c)	731,776	11,218,126
US Energy Corp (b)(c)	22,719	24,309
VAALCO Energy Inc (b)	157,812	812,732
Valero Energy Corp	462,063	94,556,573
Venture Global Inc Class A (b)	726,429	7,039,097
Verde Clean Fuels Inc Class A (c)	4,996	7,544
Viper Energy Inc Class A	255,094	11,872,075
Vitesse Energy Inc (b)	45,203	872,870
W&T Offshore Inc	146,531	388,307
Williams Cos Inc/The	1,850,010	138,232,748
World Kinect Corp	83,779	2,090,286
XCF Global Inc Class A (b)	72,447	15,018
		3,199,174,879
TOTAL ENERGY		3,586,420,970
Financials - 12.7%
Banks - 3.7%
1st Source Corp	27,901	1,869,646
ACNB Corp	15,569	784,678
Affinity Bancshares Inc	6,832	135,957
Amalgamated Financial Corp	32,013	1,232,180
Amerant Bancorp Inc Class A	58,473	1,248,399
Ameris Bancorp	96,549	7,497,995
AmeriServ Financial Inc	22,309	84,774
Ames National Corp	13,811	373,035
Arrow Financial Corp	21,566	718,363
Associated Banc-Corp	247,371	6,533,068
Atlantic Union Bankshares Corp	215,849	7,999,364
Auburn National BanCorp Inc	3,103	74,782
Avidbank Holdings Inc (c)	11,370	328,366
Avidia Bancorp Inc	27,463	514,382
Axos Financial Inc (c)	85,605	7,432,226
Banc of California Inc	202,597	3,741,967
BancFirst Corp	31,411	3,455,210
Bancorp Inc/The (c)	66,495	3,490,323
Bank First Corp	13,473	1,814,409
Bank of America Corp	10,177,893	507,164,409
Bank of Hawaii Corp	60,235	4,564,006
Bank of Marin Bancorp	23,865	594,000
Bank of the James Financial Group Inc	5,653	112,608
Bank OZK	160,544	7,474,929
Bank7 Corp	6,317	256,976
BankUnited Inc	113,604	5,305,307
Bankwell Financial Group Inc	10,288	480,450
Banner Corp	51,619	3,037,778
Bar Harbor Bankshares	25,849	833,889
BayCom Corp	16,141	474,545
Bayfirst Financial Corp	5,101	33,769
BCB Bancorp Inc	25,760	206,080
Beacon Financial Corp	126,860	3,772,816
Blue Foundry Bancorp (c)	25,411	334,917
Blue Ridge Bankshares Inc	66,933	271,748
Bogota Financial Corp (c)	5,037	42,462
BOK Financial Corp	33,417	4,201,185
Bridgewater Bancshares Inc (c)	32,087	586,550
Broadway Financial Corp/DE (c)	6,573	50,941
Burke & Herbert Financial Services Corp	20,028	1,290,604
Business First Bancshares Inc	44,533	1,215,751
BV Financial Inc (c)	11,986	223,898
Byline Bancorp Inc	49,340	1,539,408
C&F Financial Corp	4,563	332,278
California BanCorp	33,091	605,896
Camden National Corp	25,599	1,181,650
Capital Bancorp Inc	17,016	500,441
Capital City Bank Group Inc	20,778	890,233
Capitol Federal Financial Inc	183,374	1,316,625
Carter Bankshares Inc (c)	32,503	677,363
Catalyst Bancorp Inc (c)	5,709	94,199
Cathay General Bancorp	102,918	5,116,054
CB Financial Services Inc	6,643	231,243
Central Pacific Financial Corp	40,489	1,289,575
Central Plains Bancshares Inc (c)	4,979	88,477
CF Bankshares Inc Class A	6,809	205,768
Chain Bridge Bancorp Inc Class A (c)	4,366	150,627
Chemung Financial Corp	5,179	287,538
ChoiceOne Financial Services Inc	20,970	600,161
Citigroup Inc	2,710,673	298,689,059
Citizens & Northern Corp	27,565	619,110
Citizens Community Bancorp Inc/WI	13,796	240,188
Citizens Financial Group Inc	650,179	39,134,274
Citizens Financial Services Inc	7,295	438,138
City Holding Co (b)	21,723	2,606,108
Civista Bancshares Inc	31,144	741,539
CNB Financial Corp/PA	44,409	1,243,896
Coastal Financial Corp/WA Class A (c)	19,649	1,457,759
CoastalSouth Bancshares Inc	11,813	290,009
Colony Bankcorp Inc	25,758	510,781
Columbia Banking System Inc	453,200	12,893,540
Columbia Financial Inc (c)	40,228	720,081
Commerce Bancshares Inc/MO	195,675	9,977,468
Commercial Bancgroup Inc	11,448	297,762
Community Financial System Inc	79,711	4,826,501
Community Trust Bancorp Inc	22,925	1,376,417
Community West Bancshares	25,166	584,606
Connectone Bancorp Inc	75,730	2,009,117
Cullen/Frost Bankers Inc	96,777	13,376,517
Customers Bancorp Inc (c)	48,000	3,237,120
CVB Financial Corp	194,719	3,744,446
Dime Community Bancshares Inc	61,674	1,995,154
Eagle Bancorp Inc	41,654	1,060,094
Eagle Bancorp Montana Inc	10,951	237,637
Eagle Financial Services Inc	6,776	235,195
East West Bancorp Inc	208,370	22,806,097
Eastern Bankshares Inc	331,834	6,490,673
ECB Bancorp Inc/MD (c)	10,548	181,320
Enterprise Financial Services Corp	55,982	3,196,572
Equity Bancshares Inc Class A	22,738	1,020,481
Esquire Financial Holdings Inc	10,088	1,018,686
Farmers & Merchants Bancorp Inc/Archbold OH	19,177	495,917
Farmers National Banc Corp	57,414	742,363
FB Bancorp Inc (c)	29,604	389,885
FB Financial Corp	60,848	3,327,777
Fidelity D&D Bancorp Inc	7,081	310,502
Fifth District Bancorp Inc (c)	8,227	122,747
Fifth Third Bancorp	1,362,158	67,385,956
Financial Institutions Inc	36,101	1,132,849
Finward Bancorp	5,517	206,115
Finwise Bancorp (c)	13,059	219,914
First Bancorp Inc/The	14,286	395,008
First Bancorp/Southern Pines NC	62,536	3,551,419
First Bank/Hamilton NJ	31,089	494,937
First Busey Corp	133,801	3,393,193
First Business Financial Services Inc	12,403	677,824
First Capital Inc	5,067	257,404
First Citizens BancShares Inc/NC Class A	15,230	28,908,825
First Commonwealth Financial Corp	156,028	2,735,171
First Community Bankshares Inc	27,741	1,085,505
First Community Corp/SC	11,179	322,179
First Financial Bancorp	158,348	4,444,828
First Financial Bankshares Inc	197,151	6,097,880
First Financial Corp	17,861	1,131,673
First Foundation Inc (c)	122,452	718,793
First Guaranty Bancshares Inc	8,722	76,841
First Hawaiian Inc	187,465	4,641,633
First Horizon Corp	745,360	17,732,114
First Internet Bancorp	12,079	244,962
First Interstate BancSystem Inc Class A	136,373	4,719,870
First Merchants Corp	94,461	3,691,536
First Mid Bancshares Inc	32,874	1,348,163
First National Corp/VA	11,491	305,086
First Northwest Bancorp	10,904	101,080
First Seacoast Bancorp Inc (c)	5,001	65,063
First United Corp	8,938	317,031
First US Bancshares Inc	7,480	114,294
First Western Financial Inc (c)	11,210	283,501
Firstsun Capital Bancorp (c)	16,765	611,420
Five Star Bancorp	25,314	985,474
Flagstar Financial Inc	452,675	5,744,446
Flushing Financial Corp	51,205	790,093
FNB Corp/PA	541,316	9,196,959
Franklin Financial Services Corp	6,292	323,912
FS Bancorp Inc	9,536	376,767
Fulton Financial Corp	273,433	5,591,705
FVCBankcorp Inc	22,501	347,415
GBank Financial Holdings Inc (c)	13,667	412,880
German American Bancorp Inc	56,571	2,338,645
Glacier Bancorp Inc	194,797	8,861,316
Great Southern Bancorp Inc	12,443	765,618
Greene County Bancorp Inc	10,382	229,131
Hancock Whitney Corp	126,461	8,322,398
Hanmi Financial Corp	44,912	1,172,652
Hanover Bancorp Inc	6,472	133,841
Hawthorn Bancshares Inc	8,959	295,557
HBT Financial Inc	17,635	475,440
Heritage Commerce Corp	92,077	1,144,517
Heritage Financial Corp Wash	51,413	1,357,817
Hilltop Holdings Inc	64,603	2,418,090
Hingham Institution For Savings The	2,901	809,727
Home Bancorp Inc	10,231	604,652
Home BancShares Inc/AR	276,681	7,597,660
Home Federal Bancorp Inc of Louisiana	2,495	47,630
HomeTrust Bancshares Inc	20,047	844,781
Hope Bancorp Inc	194,086	2,185,408
Horizon Bancorp Inc/IN	113,517	1,911,626
Huntington Bancshares Inc/OH	3,079,649	51,738,103
IF Bancorp Inc	3,267	90,659
Independent Bank Corp	74,958	5,851,971
Independent Bank Corp/MI	31,189	1,083,818
International Bancshares Corp	83,960	5,634,556
Investar Holding Corp	12,378	349,431
Isabella Bank Corp	10,378	493,578
John Marshall Bancorp Inc	18,459	354,413
JPMorgan Chase & Co	4,124,195	1,238,495,760
Kearny Financial Corp/MD	87,022	665,718
Kentucky First Federal Bancorp (c)	2,804	12,870
KeyCorp	1,406,767	29,176,348
Lake Shore Bancorp Inc/MD	3,345	51,781
Lakeland Financial Corp (b)	38,652	2,245,295
Landmark Bancorp Inc/Manhattan KS	7,005	194,319
LCNB Corp	20,290	344,727
LINKBANCORP Inc	41,347	357,652
Live Oak Bancshares Inc	53,244	1,931,160
M&T Bank Corp	232,734	50,498,623
Magyar Bancorp Inc	7,864	137,777
MainStreet Bancshares Inc	8,682	192,740
Marathon Bancorp Inc (c)	1,959	27,504
Mechanics Bancorp Class A (b)	83,858	1,195,815
Mercantile Bank Corp	24,436	1,262,364
Meridian Corp	13,621	264,792
Metrocity Bankshares Inc	28,517	801,328
Metropolitan Bank Holding Corp	17,092	1,438,292
Mid Penn Bancorp Inc	30,879	993,377
Middlefield Banc Corp	10,950	368,687
Midland States Bancorp Inc	32,467	718,495
MVB Financial Corp	17,211	464,697
National Bank Holdings Corp Class A	57,124	2,284,389
National Bankshares Inc VA	9,535	358,039
NB Bancorp Inc	59,442	1,268,492
Nbt Bancorp Inc	79,188	3,382,911
Nicolet Bankshares Inc	29,702	4,537,278
Northeast Bank	10,858	1,203,935
Northeast Community Bancorp Inc	18,419	445,740
Northfield Bancorp Inc	54,783	730,805
Northpointe Bancshares Inc	15,269	275,758
Northrim BanCorp Inc	33,383	784,167
Northwest Bancshares Inc	222,157	2,765,855
Norwood Financial Corp	15,540	451,592
NSTS Bancorp Inc (c)	5,809	71,160
Oak Valley Bancorp	9,987	319,584
OceanFirst Financial Corp	86,982	1,570,895
Ohio Valley Banc Corp	5,539	236,128
Old National Bancorp/IN	526,549	12,163,282
Old Second Bancorp Inc	78,888	1,548,571
OP Bancorp	17,415	232,664
OptimumBank Holdings Inc (c)	16,560	88,099
Orange County Bancorp Inc	15,601	518,109
Origin Bancorp Inc	43,734	1,819,334
Orrstown Financial Services Inc	29,347	1,054,731
Park National Corp	22,900	3,767,737
Parke Bancorp Inc	14,184	395,166
Pathfinder Bancorp Inc	3,645	47,859
Pathward Financial Inc	34,575	3,139,064
Patriot National Bancorp Inc (c)	119,333	149,166
PCB Bancorp	16,505	369,052
Peapack-Gladstone Financial Corp	23,776	796,258
Peoples Bancorp Inc/OH	53,137	1,714,731
Peoples Bancorp of North Carolina Inc	7,202	275,188
Peoples Financial Services Corp	13,996	750,186
Pinnacle Financial Partners Inc	226,606	20,566,761
Pioneer Bancorp Inc/NY (c)	14,647	206,669
Plumas Bancorp	9,790	492,437
PNC Financial Services Group Inc/The	594,047	126,145,880
Ponce Financial Group Inc (c)	30,805	500,581
Preferred Bank/Los Angeles CA (b)	17,170	1,506,152
Primis Financial Corp	30,873	407,832
Princeton Bancorp Inc	7,662	260,278
Prosperity Bancshares Inc	143,899	10,126,173
Provident Financial Holdings Inc	8,896	142,336
Provident Financial Services Inc	197,826	4,162,259
QCR Holdings Inc	25,309	2,189,229
RBB Bancorp	18,878	405,877
Red River Bancshares Inc	7,203	638,906
Regions Financial Corp (b)	1,328,175	36,963,110
Renasant Corp	143,684	5,409,703
Republic Bancorp Inc/KY Class A	14,421	995,049
Rhinebeck Bancorp Inc (c)	6,534	104,544
Richmond Mutual BanCorp Inc	13,911	187,799
Riverview Bancorp Inc	30,069	160,869
S&T Bancorp Inc	57,822	2,417,538
SB Financial Group Inc	9,210	191,200
Seacoast Banking Corp of Florida	148,070	4,607,938
ServisFirst Bancshares Inc	76,068	6,162,269
Shore Bancshares Inc	45,807	851,094
Sierra Bancorp	17,922	644,834
Simmons First National Corp Class A	218,552	4,351,370
SmartFinancial Inc	21,714	851,406
Sound Financial Bancorp Inc	3,498	148,560
South Plains Financial Inc	18,135	742,810
Southern First Bancshares Inc (c)	11,367	634,733
Southern Missouri Bancorp Inc	14,095	872,621
Southside Bancshares Inc	42,766	1,339,431
SOUTHSTATE BANK CORP	152,209	15,018,462
SR Bancorp Inc	12,164	201,314
Stellar Bancorp Inc	69,287	2,609,348
Sterling Bancorp Inc/MI (c)(d)	26,068	0
Stock Yards Bancorp Inc	41,444	2,658,218
Summit State Bank (c)	6,771	88,497
Texas Capital Bancshares Inc (c)	68,933	6,569,315
Texas Community Bancshares Inc	3,947	65,204
TFS Financial Corp (b)	76,780	1,076,456
Third Coast Bancshares Inc (c)	18,901	748,669
Timberland Bancorp Inc/WA	10,937	416,481
Tompkins Financial Corp	19,195	1,472,448
Towne Bank/Portsmouth VA	110,966	3,801,695
TriCo Bancshares	49,080	2,345,042
Triumph Financial Inc (c)	34,148	1,907,507
Truist Financial Corp	1,937,956	95,560,610
TrustCo Bank Corp NY	27,733	1,202,780
Trustmark Corp	91,548	3,899,029
UMB Financial Corp	108,027	12,518,169
Union Bankshares Inc/Morrisville VT	5,912	137,454
United Bancorp Inc/OH	7,273	108,368
United Bankshares Inc/WV	212,094	8,759,482
United Community Bank/SC	183,824	5,913,618
United Security Bancshares/Fresno CA	20,543	213,442
Unity Bancorp Inc	10,167	540,783
Univest Financial Corp	42,915	1,439,798
US Bancorp	2,354,812	128,714,025
USCB Financial Holdings Inc	14,496	274,409
Valley National Bancorp	725,871	9,153,233
Virginia National Bankshares Corp	7,094	274,680
WaFd Inc	119,262	3,716,204
Washington Trust Bancorp Inc	29,024	977,819
Webster Financial Corp	244,179	17,612,631
Wells Fargo & Co	4,755,596	387,343,295
WesBanco Inc	151,003	5,265,475
West BanCorp Inc	22,707	552,915
Westamerica BanCorp	37,755	1,912,291
Western Alliance Bancorp	156,388	12,561,084
Western New England Bancorp Inc	25,325	325,426
Winchester Bancorp Inc	6,410	83,971
Wintrust Financial Corp	101,307	14,594,286
WSFS Financial Corp	82,560	5,243,386
Zions Bancorp NA	223,651	12,810,729
		3,725,338,909
Capital Markets - 3.1%
Acadian Asset Management Inc	39,798	2,143,520
Aether Holdings Inc (c)	2,564	9,179
Affiliated Managers Group Inc	42,579	13,036,838
ALT5 Sigma Corp (b)(c)	177,374	246,550
AlTi Global Inc Class A (c)	74,185	328,640
Ameriprise Financial Inc	140,751	66,169,860
Ares Management Corp Class A	312,122	34,960,785
Artisan Partners Asset Management Inc Class A	107,304	4,322,205
AtlasClear Holdings Inc (b)(c)	181,988	43,131
Bakkt Inc Class A (b)(c)	18,602	177,835
Bank of New York Mellon Corp/The	1,056,362	125,812,714
Beneficient Class A (b)(c)	20,690	96,415
BGC Group Inc Class A	543,816	5,177,128
Binah Capital Group Inc (b)(c)	5,335	11,630
Blackrock Inc	218,601	232,423,142
Blackstone Inc	1,118,806	126,839,036
Blue Owl Capital Inc Class A (b)	957,805	10,104,843
BRC Group Holdings Inc (b)(c)	26,036	167,932
CaliberCos Inc Class A (c)	4,404	5,373
Carlyle Group Inc/The	393,095	20,437,009
Cboe Global Markets Inc	158,501	47,505,920
CGrowth Capital Inc (b)(c)	43,457	65
Charles Schwab Corp/The	2,530,429	240,896,842
CME Group Inc Class A	546,285	174,538,058
Cohen & Co Inc	1,594	23,097
Cohen & Steers Inc	41,975	2,806,868
Coinbase Global Inc Class A (c)	345,673	60,786,597
Diamond Hill Investment Group Inc	3,845	660,840
DigitalBridge Group Inc Class A	251,701	3,888,780
Dominari Holdings Inc (b)	12,270	37,178
Donnelley Financial Solutions Inc (c)	40,180	1,999,357
Evercore Inc Class A	58,573	18,089,685
FactSet Research Systems Inc (b)	56,766	12,307,436
Federated Hermes Inc Class B	111,897	6,267,351
Fold Holdings Inc Class A (b)(c)	19,094	28,450
Forge Global Holdings Inc Class A (c)	13,685	615,825
Franklin Resources Inc	465,824	12,362,969
Galaxy Digital Inc Class A (b)	291,197	5,995,746
GCM Grosvenor Inc Class A	79,460	920,147
Gemini Space Station Inc Class A (b)	30,340	182,950
Goldman Sachs Group Inc/The	454,361	390,555,086
Great Elm Group Inc (c)	28,899	59,243
Hamilton Lane Inc Class A	61,962	6,502,292
Hennessy Advisors Inc	7,412	74,491
Heritage Global Inc (c)	42,869	56,587
Houlihan Lokey Inc Class A	82,557	13,520,360
Innventure Inc (b)(c)	45,286	128,612
Interactive Brokers Group Inc Class A	674,657	48,028,832
Intercontinental Exchange Inc	863,782	141,772,540
Invesco Ltd	674,016	17,699,660
Janus Henderson Group PLC	187,251	9,755,777
Jefferies Financial Group Inc	250,041	11,101,820
KKR & Co Inc Class A	1,039,802	91,169,839
Lazard Inc	170,887	8,646,882
LPL Financial Holdings Inc	121,238	36,417,470
MarketAxess Holdings Inc	56,321	10,813,632
MarketWise Inc Class A	2,948	41,331
Marygold Cos Inc/The (c)	33,560	34,835
Miami International Holdings Inc	33,247	1,416,322
Moelis & Co Class A	112,197	6,660,014
Moody's Corp	232,423	111,002,901
Morgan Stanley	1,829,802	304,680,332
Morningstar Inc	36,141	6,618,863
MSCI Inc	113,813	65,081,688
Nasdaq Inc	683,262	59,840,086
Netcapital Inc (c)	3,175	1,623
Northern Trust Corp	286,447	40,987,701
Open Lending Corp (c)	153,483	204,132
Oppenheimer Holdings Inc Class A	9,113	786,361
Perella Weinberg Partners Class A (b)	98,878	1,830,232
Piper Sandler Cos	25,189	7,444,609
PJT Partners Inc Class A	36,783	5,432,113
Raymond James Financial Inc	267,064	40,882,157
Ridgepost Capital Inc Class A	94,403	761,832
Robinhood Markets Inc Class A (c)	1,191,322	90,361,774
S&P Global Inc	469,643	207,525,850
SEI Investments Co	140,929	11,460,346
Siebert Financial Corp (c)	29,581	56,204
Silvercrest Asset Management Group Inc Class A	13,353	203,032
State Street Corp	423,118	54,421,437
StepStone Group Inc Class A (b)	110,240	4,755,754
Stifel Financial Corp	225,745	16,716,417
StoneX Group Inc (c)	70,292	8,962,230
Strive Inc Class A (b)(c)	66,349	526,811
T Rowe Price Group Inc	330,846	31,307,957
TPG Inc Class A	195,431	8,485,614
Tradeweb Markets Inc Class A	176,454	21,748,838
US Global Investors Inc Class A	14,218	47,346
Value Line Inc	1,155	42,435
Victory Capital Holdings Inc Class A	72,792	5,035,751
Virtu Financial Inc Class A	120,803	5,002,452
Virtus Invt Partners Inc	9,865	1,364,921
Westwood Holdings Group Inc	9,510	159,388
WisdomTree Inc	173,948	2,976,250
		3,143,598,988
Consumer Finance - 0.6%
Ally Financial Inc	424,958	16,760,344
American Express Co	813,985	251,439,967
Atlanticus Holdings Corp (c)	8,434	441,183
Bread Financial Holdings Inc	69,177	4,901,882
Capital One Financial Corp	963,137	188,428,123
Consumer Portfolio Services Inc (c)	12,991	105,227
Credit Acceptance Corp (b)(c)	9,359	4,428,492
Dave Inc Class A (c)	16,804	3,247,709
DeFi Development Corp (b)(c)	38,092	132,560
Encore Capital Group Inc (c)	33,730	2,303,422
Enova International Inc (c)	37,522	5,217,434
EZCORP Inc Class A (c)	87,549	2,322,675
Figure Technology Solutions Inc Class A (b)	48,036	1,214,350
FirstCash Holdings Inc	58,813	11,338,558
Green Dot Corp Class A (c)	76,984	889,935
Jefferson Capital Inc	25,984	536,050
Katapult Holdings Inc Class A (b)(c)	5,709	35,166
LendingClub Corp (c)	175,311	2,613,887
Lendingtree Inc (c)	16,984	634,692
Medallion Financial Corp	25,432	256,609
Navient Corp	101,971	896,325
Nelnet Inc Class A	21,087	2,729,923
NerdWallet Inc Class A (c)	52,215	566,533
OneMain Holdings Inc	178,577	9,825,307
Oportun Financial Corp (c)	61,929	320,792
OppFi Inc Class A	41,454	380,548
PRA Group Inc (c)	58,588	922,761
PROG Holdings Inc	59,924	2,109,924
Regional Management Corp	13,458	428,234
SLM Corp	307,799	5,768,153
SoFi Technologies Inc Class A (c)	1,909,476	33,912,294
Synchrony Financial	545,719	37,714,640
Upstart Holdings Inc (b)(c)	129,745	3,532,956
Vroom Inc (c)	1,700	25,550
World Acceptance Corp (b)(c)	4,362	588,347
		596,970,552
Financial Services - 3.4%
Acacia Research Corp (b)(c)	51,362	215,207
Affirm Holdings Inc Class A (c)	438,345	20,593,448
Alerus Financial Corp	38,222	911,212
Apollo Global Management Inc	703,474	73,583,381
Beeline Holdings Inc (c)	34,911	97,751
Berkshire Hathaway Inc Class B (c)	2,778,063	1,402,782,913
Better Home & Finance Holding Co Class A (b)(c)	10,946	360,123
Block Inc Class A (c)	829,699	52,851,826
Cannae Holdings Inc	71,132	867,810
Cantaloupe Inc (c)	87,968	918,386
Cass Information Systems Inc	17,585	780,422
Chime Financial Inc Class A (c)	51,868	1,147,839
Corebridge Financial Inc	405,156	10,469,231
Corpay Inc (c)	105,970	34,450,847
Enact Holdings Inc	44,339	1,855,144
Equitable Holdings Inc	434,063	17,458,014
Essent Group Ltd	146,412	8,907,706
Euronet Worldwide Inc (c)	59,200	4,117,360
Federal Agricultural Mortgage Corp Class A	212	26,500
Federal Agricultural Mortgage Corp Class C	14,733	2,322,805
Fidelity National Information Services Inc	784,561	39,981,229
Finance of America Cos Inc Class A (c)	7,567	146,421
Fiserv Inc (c)	814,885	50,759,187
Flywire Corp (c)	165,402	2,036,099
Global Payments Inc	358,689	27,425,361
HA Sustainable Infrastructure Capital Inc	190,983	6,974,699
Halo Spin-Out SPV Inc Class A (d)	1,956	0
Income Opportunity Realty Investors Inc (c)	426	7,668
International Money Express Inc (c)	44,155	696,766
Jack Henry & Associates Inc	109,617	17,808,378
Jackson Financial Inc	102,963	11,272,389
loanDepot Inc Class A (c)	146,346	302,936
Marqeta Inc Class A (c)	577,761	2,218,602
Mastercard Inc Class A	1,242,199	642,477,746
Merchants Bancorp/IN	44,432	1,878,585
MGIC Investment Corp	338,908	8,991,229
NCR Atleos Corp (c)	111,623	4,942,666
NewtekOne Inc	41,419	508,625
NMI Holdings Inc (c)	116,303	4,571,871
OLB Group Inc/The (b)(c)	2,330	1,521
Onity Group Inc (c)	9,587	401,791
Paymentus Holdings Inc Class A (c)	76,569	1,873,643
Payoneer Global Inc (c)	436,340	1,884,989
PayPal Holdings Inc	1,417,581	65,506,419
Paysign Inc (c)	52,588	186,687
PennyMac Financial Services Inc	44,266	4,069,373
Priority Technology Holdings Inc (c)	41,744	231,679
Radian Group Inc	205,307	7,087,198
Remitly Global Inc (c)	259,629	4,335,804
Repay Holdings Corp Class A (c)	104,048	289,253
Rocket Cos Inc Class A	1,464,917	26,646,840
Ryvyl Inc (b)(c)	1,674	9,843
Security National Financial Corp Class A	24,420	221,245
Sezzle Inc (b)(c)	25,974	1,894,803
SHF Holdings Inc Class A (c)	2,133	1,982
Shift4 Payments Inc Class A (b)(c)	102,271	4,507,083
Sui Group Holdings Ltd (c)	51,651	65,080
SWK Holdings Corp	4,268	70,081
Toast Inc Class A (c)	709,920	19,387,915
Usio Inc (c)	23,867	32,220
UWM Holdings Corp Class A	387,492	1,708,840
Velocity Financial Inc (c)	14,792	274,983
Visa Inc Class A	2,556,720	818,508,342
Voya Financial Inc	144,206	9,644,497
Walker & Dunlop Inc	51,650	2,376,417
Waterstone Financial Inc	24,695	439,818
Western Union Co/The (b)	483,037	4,651,646
WEX Inc (c)	51,905	7,743,707
XBP Global Holdings Inc Class A (c)	17,003	123,952
		3,441,896,033
Insurance - 1.8%
Abacus Global Management Inc Class A (b)	48,957	446,977
AFLAC Inc	714,546	80,693,680
Allstate Corp/The	396,494	85,055,893
American Coastal Insurance Corp	37,474	426,829
American Financial Group Inc/OH	104,883	13,947,341
American Integrity Insurance Group Inc	10,398	211,703
American International Group Inc	817,523	65,802,426
Amerisafe Inc	28,754	935,368
Aon PLC	325,591	109,226,013
Arch Capital Group Ltd (c)	546,939	54,775,941
Arthur J Gallagher & Co	389,056	88,782,579
Assurant Inc	75,843	17,412,794
Assured Guaranty Ltd	65,531	5,649,428
Ategrity Specialty Holdings LLC	10,747	237,724
Atlantic American Corp	6,259	16,712
Axis Capital Holdings Ltd	116,701	12,337,630
Baldwin Insurance Group Inc/The Class A (c)	108,461	2,519,549
Bowhead Specialty Holdings Inc (c)	25,826	654,173
Brighthouse Financial Inc (c)	86,596	5,194,028
Brown & Brown Inc	444,808	31,946,111
Chubb Ltd	554,441	188,986,759
Cincinnati Financial Corp	236,325	38,752,574
Citizens Inc/TX Class A (c)	68,310	370,240
CNA Financial Corp (b)	34,490	1,656,210
CNO Financial Group Inc	144,202	6,029,086
Crawford & Co Class A	22,603	243,208
Crawford & Co Class B	10,934	108,684
Donegal Group Inc Class A	26,902	474,013
eHealth Inc (c)	42,913	55,787
Employers Holdings Inc	34,189	1,413,715
Erie Indemnity Co Class A	38,507	10,375,326
Everest Group Ltd	63,638	21,349,913
F&G Annuities & Life Inc	57,329	1,298,502
FG Nexus Inc (c)	12,481	83,748
FG Nexus Inc rights (b)(c)(d)	1,196	0
Fidelity National Financial Inc	386,290	20,427,015
First American Financial Corp	154,474	10,830,172
Genworth Financial Inc Class A (c)	603,269	5,091,590
Globe Life Inc	120,539	17,509,495
GoHealth Inc Class A (c)	9,253	12,676
Goosehead Insurance Inc Class A (c)	37,699	2,043,286
Greenlight Capital Re Ltd Class A (c)	38,311	543,633
Hagerty Inc Class A (c)	56,940	668,476
Hanover Insurance Group Inc/The	53,892	9,734,512
Hartford Insurance Group Inc/The	422,031	59,434,626
HCI Group Inc	16,275	2,871,236
Health In Tech Inc Class A (b)(c)	19,481	27,468
Heritage Insurance Holdings Inc (c)	33,629	937,240
Hippo Holdings Inc (c)	31,762	913,475
Horace Mann Educators Corp	61,619	2,681,043
Investors Title Co	2,430	561,087
James River Group Holdings Inc	68,873	482,111
Kemper Corp	88,899	2,873,216
Kingstone Cos Inc	17,740	292,355
Kinsale Capital Group Inc (b)	33,482	13,046,931
Lemonade Inc (b)(c)	96,213	4,978,061
Lincoln National Corp	256,326	8,791,982
Loews Corp	256,341	28,202,637
Markel Group Inc (c)	19,092	39,567,597
Marsh & McLennan Cos Inc	742,199	138,598,241
MBIA Inc (c)	66,001	432,307
Mercury General Corp	40,218	3,642,946
MetLife Inc	838,625	60,439,704
Neptune Insurance Holdings Inc Class A	27,958	582,086
NI Holdings Inc (c)	11,358	150,834
Octave Specialty Group Inc (c)	65,841	352,249
Old Republic International Corp	344,939	14,787,535
Oscar Health Inc Class A (b)(c)	326,110	4,448,140
Palomar Hldgs Inc (c)	40,131	4,964,606
Presurance Holdings Inc (c)	4,356	3,131
Primerica Inc	48,341	12,262,178
Principal Financial Group Inc	302,945	28,907,012
ProAssurance Corp (c)	77,123	1,893,370
Progressive Corp/The	888,587	189,855,498
Prudential Financial Inc	530,404	52,181,146
Reinsurance Group of America Inc	99,550	21,475,922
Reliance Global Group Inc	4,404	1,174
RLI Corp	139,058	8,666,095
Root Inc/OH Class A (b)(c)	20,771	1,077,599
Ryan Specialty Holdings Inc Class A (b)	171,611	6,752,893
Safety Insurance Group Inc	22,647	1,758,087
Selective Insurance Group Inc	91,504	7,689,996
Selectquote Inc (c)	222,292	191,193
SiriusPoint Ltd (c)	157,287	3,325,047
Skyward Specialty Insurance Group Inc (c)	57,011	2,649,301
Slide Insurance Holdings Inc (c)	35,850	681,150
Stewart Information Services Corp	42,481	3,015,726
Tiptree Inc Class A	35,562	605,621
Travelers Companies Inc/The	337,908	104,291,925
Trupanion Inc (c)	50,974	1,352,850
TWFG Inc Class A (c)	21,318	433,821
United Fire Group Inc	33,170	1,288,986
Universal Insurance Holdings Inc	38,238	1,344,830
Unum Group	233,251	16,731,094
W R Berkley Corp	454,572	32,592,812
White Mountains Insurance Group Ltd	3,714	8,246,974
Willis Towers Watson PLC	145,039	44,261,552
		1,861,928,215
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (c)	8,674	160,556
Adamas Trust Inc	129,365	1,065,968
AGNC Investment Corp (b)	1,625,156	18,217,999
Angel Oak Mortgage REIT Inc	21,215	182,025
Annaly Capital Management Inc	1,034,538	24,042,663
Apollo Commercial Real Estate Finance Inc	197,973	2,098,514
Arbor Realty Trust Inc (b)	298,073	2,363,719
Ares Commercial Real Estate Corp (b)	83,050	416,911
ARMOUR Residential REIT Inc	170,766	3,065,250
Blackstone Mortgage Trust Inc Class A	238,591	4,583,333
Brightspire Capital Inc Class A	196,095	1,139,312
Cherry Hill Mortgage Investment Corp	55,972	147,206
Chimera Investment Corp	126,525	1,722,005
Claros Mortgage Trust Inc (c)	194,396	464,606
Dynex Capital Inc	221,391	3,106,116
Ellington Financial Inc	161,451	2,005,221
Franklin BSP Realty Trust Inc	124,413	1,135,891
Granite Point Mortgage Trust Inc	67,991	118,304
Invesco Mortgage Capital Inc (b)	107,862	909,277
Kkr Real Estate Finance Trust Inc (b)	82,607	574,119
Ladder Capital Corp Class A	165,891	1,720,290
Lument Finance Trust Inc	62,341	86,031
Manhattan Bridge Capital Inc	14,341	63,099
MFA Financial Inc	155,725	1,574,380
Nexpoint Real Estate Finance Inc	10,567	153,327
Orchid Island Capital Inc	275,510	2,049,794
Pennymac Mortgage Investment Trust	131,848	1,616,456
Ready Capital Corp (b)	240,672	445,243
Redwood Trust Inc	191,251	1,157,069
Rithm Capital Corp	839,692	8,438,905
Rithm Property Trust Inc	11,654	169,682
Sachem Capital Corp	71,724	73,158
Seven Hills Realty Trust	40,641	347,887
Starwood Property Trust Inc	527,764	9,399,477
Sunrise Realty Trust Inc	15,989	149,817
TPG Mortgage Investment Trust Inc	46,936	379,712
TPG RE Finance Trust Inc	120,097	1,016,021
Two Harbors Investment Corp	165,722	1,711,908
		98,071,251
TOTAL FINANCIALS		12,867,803,948
Health Care - 10.3%
Biotechnology - 2.4%
4D Molecular Therapeutics Inc (c)	65,369	631,465
AbbVie Inc	2,677,569	621,410,215
Abeona Therapeutics Inc (b)(c)	77,084	394,670
Absci Corp (c)	199,816	547,496
ABVC BioPharma Inc (c)	27,132	35,543
ACADIA Pharmaceuticals Inc (c)	189,475	4,653,506
Achieve Life Sciences Inc (b)(c)	80,161	365,534
Acrivon Therapeutics Inc (c)	27,696	41,821
Actinium Pharmaceuticals Inc (c)	44,530	52,545
Actuate Therapeutics Inc (c)	12,252	45,822
Acumen Pharmaceuticals Inc (c)	49,531	155,527
Acurx Pharmaceuticals Inc (c)	993	1,499
Adicet Bio Inc (c)	12,361	89,617
ADMA Biologics Inc (c)	360,398	5,611,397
Adverum Biotechnologies Inc rights (c)(d)	23,608	0
AEON Biopharma Inc Class A (c)	11,192	12,535
Agenus Inc (b)(c)	50,643	168,641
Agios Pharmaceuticals Inc (c)	88,132	2,664,230
AIM ImmunoTech Inc	682	619
AIM ImmunoTech Inc rights 3/23/2026 (b)(c)(d)	682	20
AIxCrypto Holdings Inc (c)	1,365	1,556
Akebia Therapeutics Inc (c)	398,863	522,511
Alaunos Therapeutics Inc (c)	2,317	7,391
Aldeyra Therapeutics Inc (c)	72,731	397,111
Alector Inc (c)	139,461	338,890
Aligos Therapeutics Inc Class A (c)	6,141	43,171
Alkermes PLC (c)	250,012	7,525,361
Allarity Therapeutics Inc (c)	21,595	20,949
Allogene Therapeutics Inc (b)(c)	247,948	689,295
Alnylam Pharmaceuticals Inc (c)	200,130	66,627,281
Altimmune Inc (b)(c)	157,469	678,691
ALX Oncology Holdings Inc (c)	53,584	113,062
Alzamend Neuro Inc (b)(c)	4,644	9,334
Amgen Inc	815,778	316,652,389
Amicus Therapeutics Inc (c)	466,499	6,703,591
AnaptysBio Inc (c)	29,651	1,632,288
Anavex Life Sciences Corp (b)(c)	130,064	576,184
Anika Therapeutics Inc (c)	21,446	307,965
Anixa Biosciences Inc (c)	46,645	139,002
Annexon Inc (c)	222,589	1,246,498
Annovis Bio Inc (c)	33,419	89,563
Apellis Pharmaceuticals Inc (c)	155,182	3,252,615
Apimeds Pharmaceuticals US Inc (b)(c)	9,729	13,231
Apogee Therapeutics Inc (c)	73,583	5,150,810
Aptevo Therapeutics Inc (b)(c)	1,548	11,331
AquaBounty Technologies Inc (c)	7,096	6,883
Arbutus Biopharma Corp (b)(c)	232,121	1,081,684
Arcellx Inc (b)(c)	66,573	7,575,342
Arcturus Therapeutics Holdings Inc (b)(c)	39,455	324,715
Arcus Biosciences Inc (c)	129,004	2,627,811
Arcutis Biotherapeutics Inc (c)	168,740	4,550,918
Ardelyx Inc (c)	367,825	2,409,254
Armata Pharmaceuticals Inc (c)	16,271	175,076
ArriVent Biopharma Inc (c)	46,110	1,059,147
Arrowhead Pharmaceuticals Inc (c)	209,400	13,248,738
ARS Pharmaceuticals Inc (b)(c)	98,738	916,289
Assembly Biosciences Inc (c)	16,917	504,803
Atara Biotherapeutics Inc (b)(c)	8,665	46,964
Atossa Therapeutics Inc (c)	12,643	56,008
Atrium Therapeutics Inc	20,923	308,614
aTyr Pharma Inc (c)	145,359	139,516
Aura Biosciences Inc (c)	85,515	503,683
Avalo Therapeutics Inc (c)	21,265	372,138
Avidity Biosciences Inc (c)	209,235	15,064,920
Avita Medical Inc (b)(c)	45,755	230,148
Azitra Inc (c)	2,674	468
Beam Therapeutics Inc (c)	149,497	4,254,685
Beyondspring Inc (b)(c)	41,653	56,232
Bicara Therapeutics Inc (c)	48,070	806,615
bioAffinity Technologies Inc (c)	4,398	4,662
BioAtla Inc (c)	72,832	18,019
BioCardia Inc (c)	8,599	11,093
BioCryst Pharmaceuticals Inc (c)	357,619	3,129,166
Biogen Inc (c)	222,217	42,625,665
Biohaven Ltd (c)	172,737	1,989,930
BioMarin Pharmaceutical Inc (c)	290,957	17,960,776
Biomea Fusion Inc (b)(c)	82,413	112,906
BioRestorative Therapies Inc (b)(c)	8,558	1,955
BioVie Inc (c)	10,898	15,039
Bioxcel Therapeutics Inc (b)(c)	29,546	49,342
Black Diamond Therapeutics Inc (b)(c)	67,272	166,162
Bolt Biotherapeutics Inc (c)	1,699	7,679
Bone Biologics Corp (c)	625	731
Boundless Bio Inc (c)	15,411	17,877
Bridgebio Pharma Inc (c)	256,748	17,068,607
C4 Therapeutics Inc (c)	119,709	323,214
Cabaletta Bio Inc (b)(c)	145,505	483,077
Calidi Biotherapeutics Inc (b)(c)	4,644	3,690
CAMP4 Therapeutics Corp (c)	48,982	219,929
Candel Therapeutics Inc (b)(c)	57,869	303,812
Canton Strategic Holdings Inc (c)	52,994	268,680
Capricor Therapeutics Inc (b)(c)	69,704	1,946,833
Cardiff Oncology Inc (b)(c)	100,743	195,441
Cardio Diagnostics Holdings Inc (b)(c)	2,826	18,510
CareDx Inc (c)	77,845	1,460,372
Caribou Biosciences Inc (c)	126,991	241,283
Carisma Therapeutics Inc rights (c)(d)	236,808	1
Cartesian Therapeutics Inc (c)	16,312	123,808
Cartesian Therapeutics Inc rights (c)(d)	145,588	42,221
Catalyst Pharmaceuticals Inc (c)	174,734	4,032,861
CEL-SCI Corp (c)	12,164	51,819
Celcuity Inc (c)	54,634	6,103,164
Celldex Therapeutics Inc (c)	100,509	3,024,316
Cellectar Biosciences Inc (b)(c)	4,664	15,251
Celularity Inc Class A (c)	19,846	24,411
Century Therapeutics Inc (c)	74,995	173,988
CervoMed Inc (b)(c)	8,992	35,878
CG oncology Inc (c)	103,825	6,104,910
Chinook Therapeutics Inc rights (c)(d)	8,006	0
Cibus Inc Class A (c)	40,304	148,722
Citius Oncology Inc Class A (c)	23,392	26,199
Clene Inc (b)(c)	11,347	59,288
Climb Bio Inc (c)	39,096	279,536
Coeptis Therapeutics Holdings Inc (b)(c)	5,972	71,873
Cogent Biosciences Inc (c)	232,406	9,028,973
Coherus Oncology Inc (b)(c)	181,240	302,671
Compass Therapeutics Inc (c)	231,093	1,305,675
Corbus Pharmaceuticals Holdings Inc (c)	23,576	202,046
Corvus Pharmaceuticals Inc (c)	109,972	2,008,089
Coya Therapeutics Inc (c)	26,955	133,697
Creative Medical Technology Holdings Inc (b)(c)	3,969	7,184
Crescent Biopharma Inc (c)	11,053	133,631
Cue Biopharma Inc (c)	105,966	29,681
Cullinan Therapeutics Inc (c)	77,680	1,204,040
Curis Inc (c)	17,693	20,170
Cyclerion Therapeutics Inc (b)(c)	3,367	4,545
Cypherpunk Technologies Inc (b)(c)	71,448	44,591
Cyteir Therapeutics Inc (c)(d)	28,186	0
Cytokinetics Inc (c)	185,059	11,514,371
CytomX Therapeutics Inc (c)	202,503	1,087,441
Day One Biopharmaceuticals Inc (c)	110,284	1,169,010
Day One Biopharmaceuticals Inc rights (c)(d)	4,661	0
Decoy Therapeutics Inc (c)	3,095	2,108
Denali Therapeutics Inc (c)	224,076	4,745,930
Dermata Therapeutics Inc (c)	1,106	1,327
Design Therapeutics Inc (c)	44,586	465,478
DiaMedica Therapeutics Inc (c)	46,330	368,324
Dianthus Therapeutics Inc (b)(c)	44,762	2,470,415
Dianthus Therapeutics Inc rights (c)(d)	47,835	0
Disc Medicine Inc (c)	47,966	3,195,495
Dogwood Therapeutics Inc (c)	2,581	7,356
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	1,051	0
Dyadic International Inc (c)	29,080	22,653
Dyne Therapeutics Inc (c)	217,978	3,404,816
Edesa Biotech Inc (b)(c)	5,229	11,504
Editas Medicine Inc (c)	146,497	322,293
Eledon Pharmaceuticals Inc (c)	105,811	277,225
Elicio Therapeutics Inc (b)(c)	16,617	215,855
Elutia Inc (c)	31,175	35,851
Emergent BioSolutions Inc (c)	79,376	646,914
Enanta Pharmaceuticals Inc (c)	38,954	557,042
Ensysce Biosciences Inc (b)(c)	1,659	1,034
Entrada Therapeutics Inc (c)	35,962	429,027
Equillium Inc (b)(c)	47,465	86,386
Erasca Inc (c)	357,096	4,877,931
Ernexa Therapeutics Inc (c)	3,193	910
Estrella Immunopharma Inc (b)(c)	16,802	20,498
Ethzilla Corp (b)(c)	23,468	82,842
Evommune Inc (b)	17,622	458,172
Exact Sciences Corp (c)	286,969	29,666,855
Exagen Inc (c)	22,903	82,909
Exelixis Inc (c)	406,095	17,892,546
Exicure Inc (c)	3,639	13,610
eXoZymes Inc (c)	2,944	25,053
Fate Therapeutics Inc (c)	151,779	224,633
Fibrobiologics Inc (c)	44,476	14,615
Foghorn Therapeutics Inc (c)	52,687	299,262
Forte Biosciences Inc (c)	16,719	505,248
Fortress Biotech Inc (b)(c)	35,874	122,689
Gain Therapeutics Inc (c)	54,408	142,005
Galectin Therapeutics Inc (b)(c)	78,302	233,340
Genelux Corp (c)	51,480	153,410
Genprex Inc (b)(c)	1,522	3,044
GeoVax Labs Inc (b)(c)	856	1,370
Geron Corp (c)	809,345	1,359,700
Gilead Sciences Inc	1,879,593	279,965,378
Gossamer Bio Inc (c)	295,833	125,699
GRAIL Inc (c)	44,858	2,387,791
Greenwich Lifesciences Inc (b)(c)	9,629	266,916
GRI Bio Inc (c)	97	247
GridAI Technologies Corp (c)	2,215	5,095
GT Biopharma Inc (b)(c)	3,559	1,701
Gyre Therapeutics Inc (c)	31,953	263,293
Gyre Therapeutics Inc rights (b)(c)(d)	34,507	0
Halozyme Therapeutics Inc (c)	178,063	12,380,720
HCW Biologics Inc (c)	1,488	804
Heron Therapeutics Inc (b)(c)	273,188	325,094
HilleVax Inc rights (c)(d)	43,802	0
Humacyte Inc Class A (b)(c)	231,101	257,678
Hyperliquid Strategies Inc	1,729	7,054
iBio Inc (c)	33,900	95,598
Ideaya Biosciences Inc (c)	132,549	4,268,078
Immix Biopharma Inc (b)(c)	32,786	264,583
ImmuCell Corp (c)	9,429	61,949
Immuneering Corp (c)	81,716	407,763
Immunic Inc (c)	178,086	181,648
ImmunityBio Inc (b)(c)	462,439	4,522,653
Immunome Inc (c)	156,984	3,431,670
Immunovant Inc (c)	115,830	3,211,966
Imunon Inc	4,744	15,418
IN8bio Inc (c)	2,595	4,463
Incyte Corp (c)	249,774	25,294,613
Indaptus Therapeutics Inc (c)	506	1,058
Inhibikase Therapeutics Inc (b)(c)	54,619	111,969
Inhibrx Biosciences Inc (c)	14,432	1,069,844
Inmune Bio Inc (b)(c)	26,591	34,302
Inovio Pharmaceuticals Inc (b)(c)	96,119	173,975
Insight Molecular Diagnostics Inc (c)	33,170	199,352
Insmed Inc (c)	323,057	48,242,103
Instil Bio Inc (b)(c)	5,377	47,855
Intellia Therapeutics Inc (b)(c)	175,396	2,416,957
Intensity Therapeutics Inc (c)	3,245	24,857
Invivyd Inc (c)	272,505	460,533
Ionis Pharmaceuticals Inc (c)	245,139	19,893,030
Iovance Biotherapeutics Inc (b)(c)	504,924	1,949,007
Ironwood Pharmaceuticals Inc Class A (c)	216,438	740,218
Jade Biosciences Inc	32,496	481,916
Janux Therapeutics Inc (c)	72,727	989,814
Jasper Therapeutics Inc Class A (c)	34,109	47,070
Kairos Pharma Ltd (b)(c)	7,599	4,601
KALA BIO Inc (c)	7,645	2,905
Kalaris Therapeutics Inc (b)(c)	9,575	100,155
KalVista Pharmaceuticals Inc (b)(c)	59,420	967,358
Karyopharm Therapeutics Inc (b)(c)	25,632	241,197
Keros Therapeutics Inc (c)	37,233	528,336
Kezar Life Sciences Inc (c)	8,115	54,371
Kineta Inc rights (c)(d)	24,450	0
Klotho Neurosciences Inc (c)	85,480	45,441
Kodiak Sciences Inc (c)	59,813	1,602,988
Korro Bio Inc (c)	9,938	120,548
Korro Bio Inc rights (b)(c)(d)	44,231	0
Krystal Biotech Inc (c)	39,083	10,772,838
Kura Oncology Inc (c)	136,801	1,194,273
Kymera Therapeutics Inc (c)	92,045	8,408,311
Kyntra Bio Inc (c)	5,744	39,806
Kyverna Therapeutics Inc (b)(c)	33,648	276,250
Lantern Pharma Inc (c)	11,259	31,750
Larimar Therapeutics Inc (c)	63,368	336,484
Lexeo Therapeutics Inc (c)	92,202	662,010
Liminatus Pharma Inc	6,202	1,569
Lineage Cell Therapeutics Inc (b)(c)	346,304	664,904
Lisata Therapeutics Inc (c)	10,373	42,529
Lite Strategy Inc (c)	49,681	56,140
Lixte Biotechnology Holdings Inc (c)	7,228	20,889
Longeveron Inc (b)(c)	20,397	11,043
Lunai Bioworks Inc (c)	14,037	5,201
Lyell Immunopharma Inc (c)	21,467	515,208
MacroGenics Inc (c)	89,040	177,190
Madrigal Pharmaceuticals Inc (c)	28,204	12,184,128
MAIA Biotechnology Inc (b)(c)	47,019	106,263
MannKind Corp (c)	463,797	1,521,254
MapLight Therapeutics Inc (b)	24,946	430,817
Marker Therapeutics Inc (c)	19,388	28,694
Matinas BioPharma Holdings Inc (c)	7,186	4,369
MediciNova Inc (c)	65,908	95,567
MediPacific Inc Class A rights (c)(d)	30,820	0
Merrimack Pharmaceuticals Inc (c)(d)	19,085	0
Metagenomi Therapeutics Inc (c)	36,088	54,854
MetaVia Inc (c)	650	982
MetaVia Inc rights (c)(d)	159	0
MiMedx Group Inc (c)	176,371	862,454
Mineralys Therapeutics Inc (c)	83,827	2,452,778
Minerva Neurosciences Inc (c)	7,716	50,926
MiNK Therapeutics Inc (c)	1,389	15,210
Mirum Pharmaceuticals Inc (c)	66,867	6,171,155
Moderna Inc (c)	526,762	28,218,640
Moleculin Biotech Inc (c)	2,307	5,514
Monopar Therapeutics Inc (c)	5,952	326,199
Monte Rosa Therapeutics Inc (c)	93,671	1,662,660
Mustang Bio Inc (c)	4,184	4,226
Myriad Genetics Inc (c)	140,484	647,631
NanoViricides Inc (c)	21,808	22,898
Natera Inc (c)	209,058	43,492,426
NeuBase Therapeutics Inc (c)(d)	1,425	338
Neuphoria Therapeutics Inc (c)	2,336	9,694
Neurocrine Biosciences Inc (c)	151,006	19,970,544
Neurogene Inc (b)(c)	16,121	378,682
Neurogene Inc rights (b)(c)(d)	7,393	0
NextCure Inc (c)	3,332	42,383
Nkarta Inc (c)	77,762	209,957
Novavax Inc (b)(c)	246,194	2,496,407
Nurix Therapeutics Inc (c)	144,108	2,301,405
Nuvalent Inc Class A (c)	78,714	8,024,892
Nuvectis Pharma Inc (b)(c)	25,295	224,114
Ocugen Inc (c)	470,968	857,162
Olema Pharmaceuticals Inc (c)	61,296	1,483,363
OmniAb Operations Inc (c)(d)	7,074	3,325
OmniAb Operations Inc (c)(d)	7,074	2,546
Oncternal Therapeutics Inc (c)(d)	3,304	0
Oncternal Therapeutics Inc rights (c)(d)	780	0
OnKure Therapeutics Inc Class A (c)	11,068	29,994
Opus Genetics Inc (b)(c)	68,321	284,215
Opus Genetics Inc rights (c)(d)	259	0
Organogenesis Holdings Inc Class A (c)	113,171	363,279
ORIC Pharmaceuticals Inc (b)(c)	116,438	1,566,091
Oruka Therapeutics Inc (c)	61,904	2,130,117
OS Therapies Inc (b)(c)	34,884	51,279
OSR Holdings Inc (c)	6,773	2,790
Outlook Therapeutics Inc (c)	40,270	16,942
Ovid therapeutics Inc (c)	89,042	145,138
Palatin Technologies Inc (c)	2,621	54,779
Palisade Bio Inc (c)	230,282	407,599
Palvella Therapeutics Inc (c)	13,726	1,853,285
Palvella Therapeutics Inc rights (c)(d)	1,712	0
Pasithea Therapeutics Corp (c)	7,969	7,025
Passage Bio Inc (c)	4,783	43,621
PDL BioPharma Inc (c)(d)	91,243	0
PDS Biotechnology Corp (b)(c)	71,134	48,015
Pelthos Therapeutics Inc (c)	1,972	51,982
PepGen Inc (c)	75,083	467,016
Perspective Therapeutics Inc (b)(c)	92,088	497,275
PharmaCyte Biotech Inc (c)	12,896	8,900
Phio Pharmaceuticals Corp (b)(c)	14,664	16,717
Plus Therapeutics Inc (c)	207,988	62,958
PMV Pharmaceuticals Inc (c)	59,924	101,871
Praxis Precision Medicines Inc (c)	38,757	13,051,420
Precigen Inc (c)	269,927	1,023,023
Precision BioSciences Inc (c)	33,760	141,792
Prelude Therapeutics Inc (c)	35,813	98,844
Prime Medicine Inc (c)	188,865	872,556
ProKidney Corp Class A (b)(c)	157,889	353,671
Protagonist Therapeutics Inc (c)	88,940	8,189,595
Protara Therapeutics Inc (c)	51,660	328,558
PTC Therapeutics Inc (c)	121,524	8,286,722
Puma Biotechnology Inc (c)	58,343	332,555
Pyxis Oncology Inc (c)	78,709	115,702
Q32 Bio Inc (c)	15,339	69,946
Q32 Bio Inc rights (c)(d)	47,190	0
Quince Therapeutics Inc (c)	69,437	8,728
Rallybio Corp (c)	4,508	33,990
RAPT Therapeutics Inc (c)	28,942	1,678,057
Recursion Pharmaceuticals Inc Class A (b)(c)	783,883	2,876,851
Regeneron Pharmaceuticals Inc	152,681	119,346,158
REGENXBIO Inc (c)	70,935	641,252
Rein Therapeutics Inc (c)	27,869	31,771
Relay Therapeutics Inc (c)	199,052	2,042,274
RenovoRx Inc (c)	49,555	43,757
Replimune Group Inc (c)	107,920	825,588
Revolution Medicines Inc (c)	275,239	28,079,883
Rezolute Inc (c)	126,066	404,672
Rhythm Pharmaceuticals Inc (c)	91,941	8,525,689
Rigel Pharmaceuticals Inc (c)	27,836	967,023
Rocket Pharmaceuticals Inc (c)	132,207	662,357
Roivant Sciences Ltd (c)	663,425	19,199,520
SAB Biotherapeutics Inc (c)	12,095	49,590
Sagimet Biosciences Inc Class A (b)(c)	40,475	231,112
Sana Biotechnology Inc (c)	245,847	1,035,016
Sangamo Therapeutics Inc (c)	500,985	216,576
Sarepta Therapeutics Inc (c)	158,684	2,659,544
Savara Inc (c)	205,819	1,239,030
Scholar Rock Holding Corp (c)	128,218	5,676,211
SELLAS Life Sciences Group Inc (b)(c)	215,429	1,062,065
Sensei Biotherapeutics Inc (b)(c)	1,253	38,217
Senti Biosciences Inc Class A (c)	18,801	17,746
Sera Prognostics Inc Class A (c)	42,114	96,441
Seres Therapeutics Inc (c)	10,143	88,650
Serina Therapeutics Inc (c)	4,739	8,530
Shattuck Labs Inc (c)	82,880	324,890
Silo Pharma Inc (c)	8,423	3,087
Sionna Therapeutics Inc (b)(c)	21,581	788,570
Skye Bioscience Inc (c)	24,379	18,160
Soleno Therapeutics Inc (c)	74,024	2,892,118
Solid Biosciences Inc (c)	69,299	430,347
Soligenix Inc (c)	14,459	17,062
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	8,641	0
Spectrum Pharmaceuticals Inc rights (c)(d)	247,249	2
Spero Therapeutics Inc (c)	67,356	146,163
Spruce Biosciences Inc (c)	1,652	90,761
Spyre Therapeutics Inc (c)	103,386	4,446,632
Spyre Therapeutics Inc rights (c)(d)	74,199	0
Stoke Therapeutics Inc (c)	77,773	2,831,715
Summit Therapeutics Inc (b)(c)	225,572	3,742,239
Surface Oncology Inc rights (c)(d)	58,553	0
Surrozen Inc Class A (c)	8,584	238,635
Sutro Biopharma Inc (c)	11,811	241,771
Syndax Pharmaceuticals Inc (c)	131,449	2,853,758
Tango Therapeutics Inc (b)(c)	151,045	1,682,641
Taysha Gene Therapies Inc (c)	335,433	1,519,511
Tectonic Therapeutic Inc (b)(c)	14,801	347,083
Tectonic Therapeutic Inc rights (c)(d)	4,005	0
Tempest Therapeutics Inc (c)	4,421	10,080
Tempest Therapeutics Inc warrants 12/31/2030 (c)	4,421	434
Tenax Therapeutics Inc (c)	9,924	119,088
Tenaya Therapeutics Inc (c)	155,284	87,239
Tevogen Bio Holdings Inc Class A (c)	15,004	3,964
TG Therapeutics Inc (b)(c)	205,957	6,197,246
Theriva Biologics Inc (b)(c)	26,070	5,214
Tonix Pharmaceuticals Holding Corp (b)(c)	17,771	248,261
TransCode Therapeutics Inc (b)(c)	1,180	11,741
TransCode Therapeutics Inc rights (b)(c)(d)	1,180	0
Travere Therapeutics Inc (c)	135,438	4,034,698
TriSalus Life Sciences Inc Class A (b)(c)	53,913	272,800
TScan Therapeutics Inc (c)	72,914	77,289
Twist Bioscience Corp (c)	91,428	4,289,802
Tyra Biosciences Inc (c)	35,390	1,178,841
Ultragenyx Pharmaceutical Inc (c)	145,932	3,413,349
Unicycive Therapeutics Inc (c)	24,577	170,319
United Therapeutics Corp (c)	65,216	32,862,343
United Therapeutics Corp rights (c)(d)	29,360	0
Upstream Bio Inc (c)	51,333	394,237
Vanda Pharmaceuticals Inc (c)	89,029	793,248
Vaxcyte Inc (c)	195,610	12,076,961
Vera Therapeutics Inc Class A (c)	97,599	3,981,063
Veracyte Inc (c)	119,682	4,379,164
Verastem Inc (c)	94,639	541,335
Vericel Corp (c)	76,558	2,731,589
Vertex Pharmaceuticals Inc (c)	384,371	190,967,045
Viking Therapeutics Inc (b)(c)	171,196	5,793,273
Vir Biotechnology Inc (c)	142,989	1,299,770
Viridian Therapeutics Inc (c)	128,435	3,773,421
Viridian Therapeutics Inc rights (c)(d)	33,262	0
Vistagen Therapeutics Inc (c)	48,903	28,657
VivoSim Labs Inc (c)	4,055	8,799
Vor BioPharma Inc (b)(c)	26,581	410,411
Voyager Therapeutics Inc (c)	68,586	281,203
vTv Therapeutics Inc Class A (c)	4,193	160,005
Werewolf Therapeutics Inc (c)	42,628	25,585
Whitehawk Therapeutics Inc (c)	61,386	215,465
X4 Pharmaceuticals Inc (c)	139,631	480,331
XBiotech Inc (c)	27,507	62,166
Xencor Inc (c)	107,959	1,378,636
Xenetic Biosciences Inc (b)(c)	1,388	3,512
Xilio Therapeutics Inc (b)(c)	49,584	26,195
XOMA Royalty Corp (c)	14,562	371,768
Zenas Biopharma Inc (c)	43,867	1,155,895
Zentalis Pharmaceuticals Inc (c)	79,274	189,465
		2,438,428,715
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	2,634,501	306,524,191
Accuray Inc Del (c)	157,905	91,190
Acme United Corp	5,081	228,696
Adagio Medical Holdings Inc (c)	9,229	9,229
Aethlon Medical Inc (c)	241	483
Align Technology Inc (c)	101,105	19,220,061
Alphatec Holdings Inc (c)	172,983	2,356,028
AngioDynamics Inc (c)	62,354	713,330
Anteris Technologies Global Corp (c)	108,192	704,330
Apyx Medical Corp (c)	48,465	158,481
Artivion Inc (c)	63,020	2,426,270
AtriCure Inc (c)	75,331	2,354,847
Autonomix Medical Inc (c)	2,240	983
Avanos Medical Inc (c)	70,731	997,307
Avinger Inc (c)(d)	2,859	0
Axe Compute Inc (b)(c)	3,593	6,755
Axogen Inc (c)	69,816	2,215,262
Baxter International Inc	779,100	15,870,267
Becton Dickinson & Co	434,285	76,642,617
Beta Bionics Inc (c)	60,668	766,237
Beyond Air Inc (c)	6,356	6,109
Biomerica Inc (c)	3,489	7,257
Bioventus Inc (c)	70,011	614,697
Bluejay Diagnostics Inc (b)(c)	183	374
Boston Scientific Corp (c)	2,245,931	172,599,797
Butterfly Network Inc Class A (c)	312,331	1,183,734
CapsoVision Inc (b)	8,879	48,746
Carlsmed Inc	10,100	147,157
Catheter Precision Inc (b)(c)	1,598	2,653
Ceribell Inc (c)	32,586	608,381
Cerus Corp (c)	290,502	743,685
ClearPoint Neuro Inc (b)(c)	43,086	541,591
CONMED Corp	47,058	2,164,668
Cooper Cos Inc/The (c)	301,226	25,203,579
CVRx Inc (b)(c)	27,279	222,597
CytoSorbents Corp (b)(c)	74,873	56,342
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	38,712	0
Delcath Systems Inc (b)(c)	40,881	363,841
DENTSPLY SIRONA Inc	303,476	4,455,028
Dexcom Inc (c)	590,904	43,390,081
Edwards Lifesciences Corp (c)	879,123	76,017,766
Ekso Bionics Holdings Inc (c)	5,097	51,684
ElectroCore Inc (c)	8,975	68,031
ElectroCore Inc rights (c)(d)	2,019	0
Electromed Inc (c)	10,617	251,623
Embecta Corp	89,023	913,376
ENDRA Life Sciences Inc (b)(c)	1,597	6,628
Enovis Corp (c)	86,545	2,204,301
Envista Holdings Corp (c)	249,008	7,273,524
Envoy Medical Inc Class A (c)	9,994	7,239
ENvue Medical Inc (b)(c)	1,188	2,471
enVVeno Medical Corp (b)(c)	703	7,339
Femasys Inc (b)(c)	55,833	31,819
FONAR Corp (c)	9,230	171,678
Fractyl Health Inc (c)	181,077	84,979
GE HealthCare Technologies Inc	690,180	58,161,469
Glaukos Corp (c)	87,018	10,476,967
Globus Medical Inc Class A (c)	168,793	16,112,980
Haemonetics Corp (c)	70,909	4,489,958
HeartBeam inc (b)(c)	42,059	63,509
HeartSciences Inc (c)	2,693	7,513
Hologic Inc (c)	337,087	25,402,876
Hyperfine Inc Class A (c)	115,510	123,596
ICU Medical Inc (c)	37,397	5,631,240
IDEXX Laboratories Inc (c)	120,970	79,444,628
Innovative Eyewear Inc (c)	1,457	1,632
Inogen Inc (c)	37,544	229,018
Inspire Medical Systems Inc (c)	40,093	2,586,399
Insulet Corp (c)	106,574	26,282,214
Integer Holdings Corp (c)	53,101	4,602,795
Integra LifeSciences Holdings Corp (c)	101,283	1,152,601
Intelligent Bio Solutions Inc (b)(c)	1,417	6,377
Intuitive Surgical Inc (c)	537,068	270,419,109
iRadimed Corp	12,093	1,251,988
iRhythm Technologies Inc (c)	48,777	6,523,924
IRIDEX Corp (c)	16,874	23,624
Kestra Medical Technologies Ltd (c)	18,702	435,383
Kewaunee Scientific Corp (c)	3,336	138,411
KORU Medical Systems Inc (c)	69,831	333,094
Lantheus Holdings Inc (c)	100,509	7,529,129
LeMaitre Vascular Inc	31,607	3,419,245
LENSAR Inc (c)	14,419	172,595
LivaNova PLC (c)	82,638	5,834,243
Lucid Diagnostics Inc (c)	140,008	201,612
Masimo Corp (c)	69,168	12,128,609
Medline Inc Class A	327,141	15,542,469
Medtronic PLC	1,943,279	189,780,627
Merit Medical Systems Inc (c)	89,829	6,933,002
Microbot Medical Inc (c)	101,606	244,870
Milestone Scientific Inc (c)	72,271	19,123
Modular Medical Inc (c)	59,284	14,649
Myomo Inc (b)(c)	47,667	36,942
Neogen Corp (c)	329,043	3,695,153
Neuraxis Inc (c)	12,505	75,030
Neuronetics Inc (c)	58,666	78,612
NeuroOne Medical Technologies Corp (c)	68,304	45,791
NeuroPace Inc (c)	36,640	534,211
Nexalin Technology Inc (c)	16,612	7,808
Nexgel Inc (c)	8,676	9,977
Novocure Ltd (c)	154,389	2,110,498
Nuwellis Inc (c)	1,507	2,276
Omnicell Inc (c)	68,006	2,795,047
OraSure Technologies Inc (c)	107,296	337,982
Orchestra BioMed Holdings Inc (c)	58,620	256,756
Orthofix Medical Inc (c)	59,543	805,617
OrthoPediatrics Corp (c)	25,433	487,551
Outset Medical Inc (c)	27,353	95,462
Owlet Inc Class A (c)	33,313	384,765
PAVmed Inc (c)	1,217	12,267
Penumbra Inc (c)	59,328	20,431,970
Precision Optics Corp Inc/Mass (c)	8,888	38,041
Pro-Dex Inc (c)	3,001	132,974
PROCEPT BioRobotics Corp (b)(c)	84,719	1,922,274
Profusa Inc (b)(c)	217	225
Pulmonx Corp (c)	62,009	97,974
Pulse Biosciences Inc (c)	28,138	527,025
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	13,550
QuidelOrtho Corp (c)	102,870	2,339,264
ResMed Inc	221,148	56,671,386
Retractable Technologies Inc (c)	15,739	10,471
Rockwell Medical Inc (c)	47,958	43,191
RxSight Inc (c)	53,625	401,115
Sanara Medtech Inc (c)	5,612	114,709
SANUWAVE Health Inc (c)	10,501	255,437
SeaStar Medical Holding Corp Class A (c)	5,814	16,047
Senseonics Holdings Inc (b)(c)	56,888	470,464
Sensus Healthcare Inc (c)	20,910	85,940
Sharps Technology Inc (c)	43,484	75,227
Shoulder Innovations Inc	7,811	105,917
SI-BONE Inc (c)	58,380	906,058
Sight Sciences Inc (c)	50,853	262,401
SiNtx Technologies Inc (c)	4,288	12,392
Solana Co Class A (b)(c)	44,879	83,924
Solventum Corp (c)	223,387	16,575,315
Spectral AI Inc Class A (c)	30,346	42,484
STAAR Surgical Co (c)	75,973	1,511,863
Stereotaxis Inc (c)	124,229	268,335
STERIS PLC	148,697	37,523,688
Streamex Corp (b)(c)	43,588	96,765
Stryker Corp	521,446	202,039,467
Tactile Systems Technology Inc (c)	33,745	988,391
Tandem Diabetes Care Inc (c)	102,696	2,598,209
Tela Bio Inc (c)	41,584	36,099
Teleflex Inc	67,003	8,178,386
Tenon Medical Inc (b)(c)	12,082	10,536
Tivic Health Systems Inc (c)	713	586
TransMedics Group Inc (c)	51,763	7,519,093
Treace Medical Concepts Inc (c)	72,135	134,171
UFP Technologies Inc (b)(c)	11,687	2,461,048
USBC Inc (c)	30,353	11,225
Utah Medical Products Inc	4,545	302,742
Varex Imaging Corp (c)	62,763	826,589
Vicarious Surgical Inc Class A (b)(c)	6,839	13,952
Vivani Medical Inc (c)	67,453	82,967
VolitionRX Ltd (c)	115,511	24,604
Xtant Medical Holdings Inc (c)	74,213	42,324
Zimmer Biomet Holdings Inc	300,325	29,563,993
		1,934,103,370
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (c)	139,737	3,275,435
Accendra Health Inc (c)	111,468	269,753
AdaptHealth Corp (c)	162,390	1,485,869
Addus HomeCare Corp (c)	27,626	2,860,120
agilon health Inc (c)	468,324	275,983
AirSculpt Technologies Inc (b)(c)	22,958	36,274
Alignment Healthcare Inc (c)	221,174	4,250,964
American Shared Hospital Services (c)	4,318	9,110
AMN Healthcare Services Inc (c)	58,208	1,133,892
Ardent Health Inc (c)	37,204	349,346
Astrana Health Inc (c)	65,448	1,330,558
Aveanna Healthcare Holdings Inc (c)	107,174	788,801
Billiontoone Inc Class A (b)(c)	6,867	524,158
Biodesix Inc (c)	6,004	92,041
BrightSpring Health Services Inc (c)	172,078	7,129,192
Brookdale Senior Living Inc (c)	359,353	5,498,101
Cardinal Health Inc	359,934	82,507,671
Castle Biosciences Inc (c)	44,184	1,306,521
Cencora Inc	293,707	109,300,123
Centene Corp (c)	707,403	31,748,247
Chemed Corp	21,466	8,801,275
Cigna Group/The	404,745	117,303,196
Clover Health Investments Corp Class A (b)(c)	603,984	1,262,327
Community Health Systems Inc (c)	172,522	596,926
Concentra Group Holdings Parent Inc	180,337	4,320,875
CorVel Corp (c)	47,424	2,446,130
Cosmos Health Inc (c)	28,538	11,223
Cross Country Healthcare Inc (c)	46,766	406,864
Cryo-Cell International Inc	6,904	23,474
CVS Health Corp	1,923,331	153,674,147
DaVita Inc (c)	53,472	8,357,674
DocGo Inc Class A (c)	134,002	96,213
Elevance Health Inc	336,724	107,751,680
Encompass Health Corp	152,431	16,444,256
Enhabit Inc (c)	76,491	1,041,043
Ensign Group Inc/The	87,102	18,654,635
Fulgent Genetics Inc (c)	30,869	473,222
GeneDx Holdings Corp Class A (c)	32,417	2,583,959
Guardant Health Inc (c)	195,956	18,400,268
Guardian Pharmacy Services Inc Class A (c)	29,636	993,102
HCA Healthcare Inc	241,985	128,179,455
HealthEquity Inc (c)	130,525	9,983,857
Henry Schein Inc (c)	151,590	12,489,500
Hims & Hers Health Inc Class A (b)(c)	315,621	4,582,817
Hinge Health Inc Class A (c)	22,397	957,696
Humana Inc	182,238	34,723,629
Infusystem Holdings Inc (c)	30,592	268,292
Innovage Holding Corp (c)	32,892	294,712
Joint Corp/The (c)	21,386	188,197
Labcorp Holdings Inc	125,598	36,312,894
LifeStance Health Group Inc (c)	265,108	1,919,382
McKesson Corp	186,990	184,628,316
Molina Healthcare Inc (c)	77,898	12,000,187
Nakamoto Inc (c)	648,951	159,058
National HealthCare Corp	18,795	3,072,983
National Research Corp Class A	20,267	271,780
NeoGenomics Inc (c)	195,986	1,926,542
Nutex Health Inc (b)(c)	5,476	604,879
Omada Health Inc	12,367	151,867
Oncology Institute Inc/The (c)	102,088	295,034
OPKO Health Inc (c)	639,446	767,335
Option Care Health Inc (c)	240,485	7,806,143
P3 Health Partners Inc Class A (c)	2,437	5,141
PACS Group Inc (c)	65,783	2,401,737
Pediatrix Medical Group Inc (c)	127,524	2,531,351
Pennant Group Inc/The (c)	52,346	1,764,584
Precipio Inc (c)	2,165	52,133
Privia Health Group Inc (c)	175,185	4,160,644
Progyny Inc (c)	121,487	2,149,105
Quest Diagnostics Inc	168,538	35,714,888
RadNet Inc (c)	105,154	7,340,801
SBC Medical Group Holdings Inc (c)	17,435	67,299
Select Medical Holdings Corp	167,077	2,501,143
Sonida Senior Living Inc (c)	13,352	479,203
Strata Critical Medical Inc (b)(c)	104,515	447,324
Surgery Partners Inc (c)	114,783	1,779,137
Talkspace Inc Class A (c)	212,910	1,026,226
Tenet Healthcare Corp (c)	133,141	31,872,624
UnitedHealth Group Inc	1,372,388	402,480,229
Universal Health Services Inc Class B	83,687	17,247,891
US Physical Therapy Inc (b)	23,063	1,913,306
Viemed Healthcare Inc (c)	49,820	433,434
Vivos Therapeutics Inc (b)(c)	8,350	11,689
Wellgistics Health Inc (c)	75,373	18,014
		1,675,797,106
Health Care Technology - 0.1%
Aclarion Inc (b)(c)	477	1,307
American Well Corp (c)	22,007	125,440
Bullfrog AI Holdings Inc (c)	7,178	4,160
CareCloud Inc (c)	54,319	133,082
Certara Inc (b)(c)	181,044	1,281,792
Claritev Corp Class A (b)(c)	11,425	153,895
DarioHealth Corp (b)(c)	8,754	104,785
Definitive Healthcare Corp Class A (c)	68,827	88,099
Doximity Inc Class A (c)	208,167	5,106,337
Evolent Health Inc Class A (c)	168,234	546,761
Firefly Neuroscience Inc (b)(c)	15,355	10,707
Forian Inc (c)	22,149	46,513
GoodRx Holdings Inc Class A (b)(c)	141,673	264,929
Health Catalyst Inc (c)	104,421	169,162
Healthcare Triangle Inc (b)(c)	117	483
HealthStream Inc	35,808	760,204
HeartFlow Inc	27,794	643,709
iSpecimen Inc (c)	5,088	1,272
LifeMD Inc (b)(c)	62,045	165,660
OptimizeRx Corp (c)	25,018	189,636
Phreesia Inc (c)	86,062	1,061,144
Schrodinger Inc/United States (c)	84,787	1,022,531
Scienture Holdings Inc (c)	45,351	19,505
SCWorx Corp (c)	16,215	5,421
Simulations Plus Inc (b)(c)	25,190	308,074
Teladoc Health Inc (c)	268,044	1,409,911
TruBridge Inc (c)	15,562	300,191
Veeva Systems Inc Class A (c)	228,441	41,578,546
VSee Health Inc (b)(c)	8,385	3,094
Waystar Holding Corp (c)	173,801	4,457,996
		59,964,346
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (c)	176,474	4,067,726
Adaptive Biotechnologies Corp (c)	178,018	2,851,848
Agilent Technologies Inc	429,555	52,139,386
Alpha Teknova Inc (c)	18,602	47,993
Atlantic International Corp (c)	25,327	79,780
Avantor Inc (c)	1,033,248	9,350,894
Azenta Inc (c)	61,875	1,669,388
Bio-Rad Laboratories Inc Class A (c)	27,560	7,673,806
Bio-Techne Corp	236,167	13,933,853
BioLife Solutions Inc (c)	59,118	1,430,656
Bionano Genomics Inc (b)(c)	11,470	13,191
BNB Plus Corp (c)	5,083	3,584
Bruker Corp	168,116	6,743,133
CDT Equity Inc Class A (b)(c)	1,259	872
Champions Oncology Inc (c)	8,688	52,128
Charles River Laboratories International Inc (c)	74,562	13,308,571
Codexis Inc (c)	114,987	116,137
CryoPort Inc (c)	75,689	637,301
Cytek Biosciences Inc (c)	166,588	746,314
Danaher Corp	952,462	200,626,596
Fortrea Holdings Inc (c)	139,856	1,499,256
Ginkgo Bioworks Holdings Inc Class A (c)	65,414	441,545
Harvard Bioscience Inc (c)	55,562	34,098
Illumina Inc (c)	231,497	31,127,087
Inotiv Inc (b)(c)	43,163	11,684
IQVIA Holdings Inc (c)	258,007	46,134,232
Lifecore Biomedical Inc (c)	56,214	404,741
Maravai LifeSciences Holdings Inc Class A (c)	186,113	662,562
MaxCyte Inc (c)	156,238	126,756
Medpace Holdings Inc (c)	33,710	15,228,830
Mesa Laboratories Inc	8,390	810,222
Mettler-Toledo International Inc (c)	30,944	42,290,855
Nautilus Biotechnology Inc Class A (c)	72,279	174,915
OmniAb Inc (c)	177,045	304,517
Pacific Biosciences of California Inc (c)	455,827	765,789
Personalis Inc (c)	80,701	731,151
Quanterix Corp (c)	65,683	430,224
Quantum-Si Inc Class A (b)(c)	270,587	258,789
Rapid Micro Biosystems Inc Class A (c)	28,726	124,384
Repligen Corp (c)	80,200	10,324,146
Revvity Inc	171,865	16,896,048
Seer Inc Class A (c)	55,361	95,221
Sotera Health Co (c)	313,733	5,098,161
Standard BioTools Inc (c)	457,403	516,865
Tempus AI Inc Class A (b)(c)	154,542	8,229,362
Thermo Fisher Scientific Inc	569,210	296,621,024
Waters Corp (c)	148,976	47,579,955
West Pharmaceutical Services Inc	109,006	27,724,586
		870,140,162
Pharmaceuticals - 3.3%
60 Degrees Pharmaceuticals Inc (c)	559	1,738
Aardvark Therapeutics Inc (c)	18,735	234,000
Aclaris Therapeutics Inc (c)	151,228	434,024
Adial Pharmaceuticals Inc (c)	366	926
Alto Neuroscience Inc (c)	40,411	795,693
Alumis Inc (c)	120,019	3,563,364
Amneal Intermediate Inc Class A (c)	255,991	3,535,236
Amphastar Pharmaceuticals Inc (c)	53,564	1,083,600
Amylyx Pharmaceuticals Inc (c)	128,044	1,942,427
AN2 Therapeutics Inc (c)	30,268	33,295
Anebulo Pharmaceuticals Inc (c)	20,614	7,421
ANI Pharmaceuticals Inc (c)	27,165	2,007,494
ANI Pharmaceuticals Inc rights (c)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	136,315	545,260
Arvinas Inc (c)	104,044	1,380,664
Aspire Biopharma Holdings Inc Class A (b)(c)	1,094	1,521
Assertio Holdings Inc (b)(c)	9,478	110,513
Atea Pharmaceuticals Inc (c)	107,781	504,415
Axsome Therapeutics Inc (c)	64,107	10,506,496
Aytu BioPharma Inc (c)	9,753	25,065
BioAge Labs Inc (c)	39,452	878,596
Biofrontera Inc (c)	7,488	6,826
Biote Corp Class A (c)	34,899	73,986
Bristol-Myers Squibb Co	3,084,216	192,362,552
Cadrenal Therapeutics Inc (b)(c)	2,449	20,792
CalciMedica Inc (c)	12,421	6,413
Cassava Sciences Inc (c)	72,474	165,241
Cingulate Inc (b)(c)	9,719	60,938
Citius Pharmaceuticals Inc (b)(c)	26,359	19,506
CNS Pharmaceuticals Inc (c)	555	1,726
Cocrystal Pharma Inc (b)(c)	9,629	10,110
Cognition Therapeutics Inc (c)	118,702	129,385
Collegium Pharmaceutical Inc (c)	47,709	1,988,034
Context Therapeutics Inc (c)	72,616	163,386
Contineum Therapeutics Inc Class A (c)	27,901	428,001
Corcept Therapeutics Inc (c)	141,853	5,064,152
CorMedix Inc (b)(c)	111,170	792,642
Crinetics Pharmaceuticals Inc (c)	155,208	6,379,049
Cumberland Pharmaceuticals Inc (c)	13,522	66,528
Dare Bioscience Inc (b)(c)	16,853	28,650
Definium Therapeutics Inc (c)	148,994	2,599,945
Edgewise Therapeutics Inc (c)	112,274	3,417,621
Elanco Animal Health Inc (c)	752,363	19,862,383
Eli Lilly & Co	1,203,096	1,265,644,961
Enliven Therapeutics Inc (c)	67,395	2,000,958
Enliven Therapeutics Inc rights (c)(d)	19,688	0
Enveric Biosciences Inc (b)(c)	388	912
Esperion Therapeutics Inc (c)	361,239	1,210,151
Eton Pharmaceuticals Inc (c)	34,805	591,337
Evolus Inc (c)	97,736	420,265
EyePoint Inc (c)	120,105	2,109,044
Fulcrum Therapeutics Inc (c)	72,742	609,578
Harmony Biosciences Holdings Inc (c)	60,179	1,717,509
Harrow Inc (b)(c)	49,877	2,702,336
Hepion Pharmaceuticals Inc rights (b)(c)(d)	240	0
Hoth Therapeutics Inc (b)(c)	16,979	17,149
Hyperion DeFi Inc (b)(c)	7,966	22,464
IGC Pharma Inc (c)	95,369	26,446
ImageneBio Inc (c)	7,299	49,050
ImageneBio Inc rights (c)(d)	34,658	0
Impact BioMedical Inc (c)	34,018	14,808
Indivior Pharmaceuticals Inc	188,908	6,181,070
Innoviva Inc (c)	109,516	2,514,487
Jaguar Health Inc (c)	635	564
Jazz Pharmaceuticals PLC (c)	92,022	17,486,020
Johnson & Johnson	3,650,048	906,781,425
Journey Medical Corp (b)(c)	20,085	164,094
Jupiter Neurosciences Inc (c)	17,979	9,529
Kiora Pharmaceuticals Inc (c)	3,446	7,202
LB Pharmaceuticals Inc	38,252	918,431
LENZ Therapeutics Inc (b)(c)	33,165	447,396
LeonaBio Inc (c)	3,932	22,137
Lexicon Pharmaceuticals Inc (c)	278,400	409,248
Ligand Pharmaceuticals Inc (c)	29,772	5,904,085
Lipocine Inc (c)	8,290	82,568
Liquidia Corp (c)	104,008	3,226,328
Lyra Therapeutics Inc (c)	1,260	1,273
Maze Therapeutics Inc (c)	32,002	1,458,971
MBX Biosciences Inc (c)	38,070	1,239,179
Merck & Co Inc	3,760,286	465,598,613
Mira Pharmaceuticals Inc (c)	42,049	53,402
Nektar Therapeutics (c)	40,801	2,814,453
Neonc Technologies Holdings Inc (c)	15,729	160,750
Neumora Therapeutics Inc (c)	133,772	466,864
NovaBay Pharmaceuticals Inc	38,159	54,949
NRX Therapeutics Inc (b)(c)	28,388	52,802
Nutriband Inc (b)(c)	7,231	32,106
Nuvation Bio Inc Class A (c)	363,141	2,146,163
Ocular Therapeutix Inc (c)	258,072	2,307,164
Omeros Corp (b)(c)	107,235	1,292,182
Optinose Inc (d)	11,194	0
Organon & Co	393,953	2,871,917
Pacira BioSciences Inc (c)	65,128	1,426,954
Perrigo Co PLC	208,971	2,762,597
Pfizer Inc	8,614,618	238,194,188
Phathom Pharmaceuticals Inc (c)	68,727	863,211
Phibro Animal Health Corp Class A	31,192	1,702,771
Pliant Therapeutics Inc (c)	79,912	103,886
Prestige Consumer Healthcare Inc (c)	72,762	5,042,407
Processa Pharmaceuticals Inc (c)	2,088	4,531
ProPhase Labs Inc (c)	1	0
Pulmatrix Inc (c)	5,228	15,632
Q/C Technologies Inc (b)(c)	5,070	18,911
Rafael Holdings Inc Class B (c)	58,483	74,273
Rani Therapeutics Holdings Inc Class A (b)(c)	115,378	158,068
Rapport Therapeutics Inc (c)	43,250	1,255,548
Relmada Therapeutics Inc (c)	116,051	529,193
Reviva Pharmaceuticals Holdings Inc (c)	140,338	30,131
Royalty Pharma PLC Class A	569,460	26,314,747
SCYNEXIS Inc (c)	53,118	39,839
Senestech Inc (c)	7,176	16,146
Septerna Inc (c)	34,484	1,000,726
SIGA Technologies Inc	62,930	407,157
Sonoma Pharmaceuticals Inc (c)	2,314	6,572
Supernus Pharmaceuticals Inc (c)	86,728	4,746,623
Talphera Inc (c)	52,389	47,758
Tarsus Pharmaceuticals Inc (c)	59,110	4,463,987
Telomir Pharmaceuticals Inc (c)	28,520	36,220
Terns Pharmaceuticals Inc (c)	130,456	5,494,807
TherapeuticsMD Inc (c)	15,320	34,623
Theravance Biopharma Inc (c)	55,661	1,015,813
Third Harmonic Bio Inc (c)(d)	29,874	0
Traws Pharma Inc (b)(c)	8,098	13,362
Traws Pharma Inc rights (c)(d)	21,108	0
Trevi Therapeutics Inc (c)	159,408	1,900,143
Tvardi Therapeutics Inc (c)	12,181	48,602
Ventyx Biosciences Inc (c)	97,216	1,358,108
Verrica Pharmaceuticals Inc (c)	9,479	51,850
Veru Inc (b)(c)	20,969	54,100
Viatris Inc	1,744,380	26,043,593
VYNE Therapeutics Inc (c)	34,730	20,852
Vyome Holdings Inc (c)	3,208	10,811
WaVe Life Sciences Ltd (c)	218,934	3,049,751
Xeris Biopharma Holdings Inc (c)	250,838	1,535,129
Xeris Biopharma Holdings Inc rights (c)(d)	47,594	0
Zevra Therapeutics Inc (c)	85,076	759,729
Zoetis Inc Class A	667,628	87,526,031
		3,381,261,334
TOTAL HEALTH CARE		10,359,695,033
Industrials - 10.6%
Aerospace & Defense - 2.6%
AAR Corp (c)	59,085	6,922,989
AeroVironment Inc (b)(c)	48,200	12,158,450
AerSale Corp (c)	47,858	373,292
Air Industries Group (c)	4,758	16,082
AIRO Group Holdings Inc (b)(c)	15,948	156,290
Archer Aviation Inc Class A (b)(c)	932,369	6,638,467
Astronics Corp (c)	47,830	3,856,055
ATI Inc (c)	205,805	33,667,640
Axon Enterprise Inc (c)	119,551	64,844,462
Beta Technologies Inc Class A (c)	46,593	875,948
Boeing Co (c)	1,186,314	269,922,025
BWX Technologies Inc	138,497	28,527,612
Byrna Technologies Inc (b)(c)	28,280	361,418
Cadre Holdings Inc	43,733	1,941,308
Carpenter Technology Corp	75,475	30,044,333
CPI Aerostructures Inc (c)	16,558	68,385
Curtiss-Wright Corp	55,855	39,116,932
Ducommun Inc (c)	20,750	2,564,493
Eve Holding Inc Class A (c)	152,475	457,425
Firefly Aerospace Inc (c)	31,413	605,329
GE Aerospace	1,598,041	546,945,514
General Dynamics Corp	384,124	137,151,474
HEICO Corp	62,606	20,000,113
HEICO Corp Class A	114,972	27,605,927
Hexcel Corp	120,584	11,176,931
Howmet Aerospace Inc	609,107	159,908,861
Huntington Ingalls Industries Inc	59,445	26,424,491
Innovative Solutions And Support Inc (c)	18,647	483,703
Intuitive Machines Inc Class A (b)(c)	169,909	2,800,100
Karman Holdings Inc (c)	116,240	10,241,906
Kratos Defense & Security Solutions Inc (c)	255,772	22,042,431
L3Harris Technologies Inc	283,380	103,303,345
Leonardo DRS Inc	116,942	5,074,113
Loar Holdings Inc (c)	53,914	3,816,572
Lockheed Martin Corp	308,504	203,020,313
Mercury Systems Inc (c)	80,107	7,131,926
Momentus Inc Class A (c)	583	2,624
Moog Inc Class A	43,044	14,524,337
National Presto Industries Inc	8,009	1,056,707
Northrop Grumman Corp	203,249	147,229,511
Optex Systems Holdings Inc (c)	8,563	110,891
Park Aerospace Corp	27,369	723,089
Red Cat Holdings Inc (b)(c)	159,119	1,853,736
Redwire Corp Class A (b)(c)	125,702	1,140,117
Rocket Lab Corp	712,119	49,207,423
RTX Corp	2,031,264	411,574,713
Safe Pro Group Inc (b)(c)	17,640	90,140
Satellogic Inc Class A (b)(c)	107,663	322,989
Sidus Space Inc Class A (b)(c)	53,256	103,849
SIFCO Industries Inc (c)	6,089	85,185
StandardAero Inc (c)	292,475	9,008,230
Textron Inc	266,975	26,337,084
TransDigm Group Inc	85,312	111,143,620
V2X Inc (c)	31,062	2,166,575
Virgin Galactic Holdings Inc Class A (b)(c)	94,815	241,778
VirTra Inc (c)	17,240	75,166
Visionwave Holdings Inc (b)	7,428	57,716
Voyager Technologies Inc Class A	19,643	524,272
VSE Corp	41,473	9,417,274
Woodward Inc	90,837	35,132,118
		2,612,375,799
Air Freight & Logistics - 0.3%
Air T Inc (c)	1,169	24,923
Arrive AI Inc	7,307	8,038
Callan Jmb Inc (c)	2,066	3,201
CH Robinson Worldwide Inc	178,935	33,147,709
Expeditors International of Washington Inc	203,033	29,445,876
FedEx Corp	328,847	127,263,789
Forward Air Corp Class A (b)(c)	33,455	846,077
GXO Logistics Inc (c)	173,332	10,890,450
Hub Group Inc Class A	91,754	3,951,845
Radiant Logistics Inc (c)	57,339	425,455
United Parcel Service Inc Class B	1,119,878	129,861,053
		335,868,416
Building Products - 0.7%
A O Smith Corp	171,865	13,405,470
AAON Inc (b)	102,535	10,376,542
Advanced Drainage Systems Inc	108,376	18,569,144
Allegion plc	130,295	20,997,039
Alpha Pro Tech Ltd (c)	15,615	81,354
American Woodmark Corp (c)	22,087	1,106,559
Apogee Enterprises Inc	32,733	1,303,428
Armstrong World Industries Inc	65,288	11,327,468
AZZ Inc	45,498	6,186,818
Builders FirstSource Inc (c)	167,560	17,474,832
Carlisle Cos Inc	63,157	24,932,489
Carrier Global Corp	1,199,502	77,247,929
CEA Industries Inc (c)	69,389	237,310
CSW Industrials Inc	25,282	7,441,251
Fortune Brands Innovations Inc	182,122	9,896,509
Gibraltar Industries Inc (c)	44,847	2,039,642
Griffon Corp	59,074	5,035,468
Hayward Holdings Inc (c)	301,906	4,830,496
Insteel Industries Inc	29,397	1,095,920
Janus International Group Inc (c)	210,015	1,461,704
JELD-WEN Holding Inc (c)	128,522	251,903
Jewett-Cameron Trading Co Ltd (c)	2,550	4,743
Johnson Controls International plc	925,824	133,596,404
Lennox International Inc	48,360	27,562,298
Masco Corp	314,683	22,537,596
Masterbrand Inc (c)	192,951	1,952,664
Modine Manufacturing Co (c)	79,756	18,124,551
Northann Corp (c)	8,279	1,409
Owens Corning	124,573	15,206,626
Quanex Building Products Corp	69,048	1,417,555
Resideo Technologies Inc (c)	208,548	8,070,808
Simpson Manufacturing Co Inc	62,812	12,158,519
Tecnoglass Inc	39,588	1,803,629
Tecogen Inc (c)	25,754	89,366
Trane Technologies PLC	335,930	155,307,159
Trex Co Inc (c)	162,564	6,733,401
UFP Industries Inc	88,311	9,088,085
Zurn Elkay Water Solutions Corp	225,416	11,491,708
		660,445,796
Commercial Services & Supplies - 0.5%
ABM Industries Inc	92,820	4,130,490
ACCO Brands Corp	139,624	568,270
ACV Auctions Inc Class A (c)	260,612	1,266,574
American Rebel Holdings Inc (c)	439	71
Aqua Metals Inc (b)(c)	6,248	30,615
Avalon Holdings Corp Class A (c)	2,160	5,616
Bitcoin Depot Inc Class A (b)(c)	7,025	30,840
Brady Corp Class A	65,920	6,087,053
Bridger Aerospace Group Holdings Inc (c)	40,515	98,451
BrightView Holdings Inc (c)	105,992	1,461,630
Brink's Co/The	62,818	7,335,258
Casella Waste Systems Inc Class A (c)	94,636	8,816,290
Cintas Corp	517,426	104,069,891
Clean Harbors Inc (c)	76,047	22,296,980
CompX International Inc Class A	2,340	54,990
Copart Inc (c)	1,348,865	51,378,268
CoreCivic Inc (c)	158,259	2,798,019
Deluxe Corp	68,133	1,890,691
DSS Inc (c)	6,416	5,858
Ennis Inc	39,201	827,533
Enviri Corp (c)	123,636	2,340,429
Fuel Tech Inc (c)	33,207	47,154
GEO Group Inc/The (c)	207,100	3,114,784
Greenwave Technology Solutions Inc (b)(c)	779	3,022
Healthcare Services Group Inc (c)	106,600	2,320,682
HNI Corp	104,262	4,687,620
Interface Inc	88,130	2,775,214
Knightscope Inc Class A (b)(c)	17,060	67,728
LanzaTech Global Inc Class A (c)	1,622	14,257
Liquidity Services Inc (c)	35,917	1,135,336
MillerKnoll Inc	103,914	2,092,828
Mobile Infrastructure Corp Class A (c)	41,727	126,850
Montrose Environmental Group Inc (c)	51,019	1,490,775
MSA Safety Inc	55,723	10,888,831
NL Industries Inc	13,557	83,782
Odyssey Marine Exploration Inc (c)	77,676	114,184
OPENLANE Inc (c)	160,713	4,581,928
Perma-Fix Environmental Services Inc (b)(c)	25,944	353,876
Pitney Bowes Inc (b)	224,834	2,412,469
Quad/Graphics Inc Class A	45,733	316,015
Quest Resource Holding Corp (c)	20,802	36,820
Republic Services Inc	304,748	69,787,292
Rollins Inc	444,428	27,061,221
Royalty Management Holding Corp Class A	10,580	40,416
Team Inc (c)	6,346	91,129
Tetra Tech Inc	395,999	14,192,604
TOMI Environmental Solutions Inc (c)	18,759	12,944
UniFirst Corp/MA	22,064	5,181,068
Veralto Corp	376,072	36,640,695
Vestis Corp (c)	169,718	1,335,681
Virco Mfg. Corp	16,090	102,172
Waste Management Inc	561,428	135,214,320
		541,817,514
Construction & Engineering - 0.5%
AECOM	200,683	19,662,920
Ameresco Inc Class A (c)	46,318	1,410,846
API Group Corp (c)	560,556	24,922,320
Arcosa Inc	74,281	7,983,722
Argan Inc	20,921	9,440,601
Bowman Consulting Group Ltd (c)	21,792	730,904
Centuri Holdings Inc (c)	126,633	3,925,623
Comfort Systems USA Inc	53,307	76,195,427
Concrete Pumping Holdings Inc (c)	33,608	226,518
Construction Partners Inc Class A (c)	72,024	9,677,865
Dycom Industries Inc (c)	43,840	18,413,677
EMCOR Group Inc	67,818	49,142,279
Everus Construction Group Inc (c)	77,257	9,338,054
Fluor Corp (c)	244,360	12,782,472
Granite Construction Inc	66,063	8,882,831
Great Lakes Dredge & Dock Corp (c)	102,708	1,740,901
IES Holdings Inc (c)	13,236	6,556,453
INNOVATE Corp (c)	17,458	92,527
JFB Construction Holdings Class A (b)(c)	1,930	29,278
Legence Corp Class A	54,046	3,137,370
Limbach Holdings Inc (c)	16,745	1,530,828
MasTec Inc (c)	92,905	27,687,548
Matrix Service Co (c)	42,633	468,537
MYR Group Inc (c)	23,498	6,343,520
Nocera Inc (b)(c)	11,663	4,536
NWPX Infrastructure Inc (c)	14,528	1,127,373
Olenox Industries Inc (c)	125	112
Orion Group Holdings Inc (c)	57,273	786,358
Primoris Services Corp	81,826	12,332,815
Quanta Services Inc	225,893	127,195,830
Shimmick Corp (c)	8,658	30,649
Southland Holdings Inc (c)	21,630	24,226
Sterling Infrastructure Inc (c)	46,529	19,920,461
Terrestrial Energy Inc Class A (c)	104,570	721,533
Tutor Perini Corp	67,017	5,051,071
Valmont Industries Inc	29,845	13,726,611
WillScot Holdings Corp	275,799	5,960,016
		487,204,612
Electrical Equipment - 1.3%
374Water Inc (c)	14,034	36,348
Acuity Inc	46,060	13,891,235
Allient Inc	23,151	1,524,262
American Superconductor Corp (c)	69,627	2,268,448
AMETEK Inc	348,670	83,408,837
Amprius Technologies Inc (c)	197,536	2,119,561
Array Technologies Inc (b)(c)	231,297	1,753,231
Atkore Inc	50,988	3,299,433
Babcock & Wilcox Enterprises Inc (c)	131,206	1,162,485
Beam Global (c)	23,812	38,814
Blink Charging Co (c)	167,735	110,906
Bloom Energy Corp Class A (c)	329,642	51,315,370
Broadwind Inc (c)	31,420	77,922
ChargePoint Holdings Inc Class A (b)(c)	32,546	205,040
Dragonfly Energy Holdings Corp (b)(c)	13,595	34,667
Eaton Corp PLC	588,417	221,197,719
Emerson Electric Co	851,093	128,302,270
Energous Corp (b)(c)	3,277	38,734
Energy Focus Inc (c)	4,858	8,307
Energy Vault Holdings Inc Class A (b)(c)	172,426	517,278
EnerSys	55,868	9,282,468
Enovix Corp Class B (b)(c)	295,670	1,558,181
Eos Energy Enterprises Inc (b)(c)	436,330	2,484,899
Espey Mfg. & Electronics Corp	3,443	199,453
ESS Tech Inc Class A (b)(c)	23,371	37,160
Expion360 Inc (c)	7,835	5,136
Fluence Energy Inc Class A (c)	97,214	1,510,706
Flux Power Holdings Inc (b)(c)	23,702	35,079
FTC Solar Inc (c)	15,275	110,591
FuelCell Energy Inc (c)	81,603	664,248
GE Vernova Inc	411,043	359,087,165
Generac Holdings Inc (c)	88,901	20,035,618
GrafTech International Ltd (c)	24,505	170,310
Hubbell Inc	80,492	41,182,122
Hyliion Holdings Corp Class A (c)	190,389	390,297
KULR Technology Group Inc (b)(c)	59,824	168,105
LSI Industries Inc	46,947	1,014,994
NANO Nuclear Energy Inc (b)(c)	56,350	1,498,347
NeoVolta Inc (b)(c)	44,371	128,232
Net Power Inc Class A (c)	59,157	114,173
Nextpower Inc Class A (c)	224,782	23,624,588
NuScale Power Corp Class A (b)(c)	227,985	2,929,607
Nuvve Holding Corp (c)	1,056	1,118
nVent Electric PLC	244,330	28,918,899
Ocean Power Technologies Inc (b)(c)	272,046	107,404
Orion Energy Systems Inc (c)	5,070	56,378
Pioneer Power Solutions Inc (c)	11,841	43,693
Plug Power Inc (b)(c)	2,107,297	3,772,062
Polar Power Inc (c)	2,928	4,567
Powell Industries Inc	14,256	7,464,442
Power Solutions International Inc (b)(c)	10,113	844,436
Preformed Line Products Co	3,921	994,562
Regal Rexnord Corp	100,570	22,223,959
Rockwell Automation Inc	170,069	69,294,614
Sensata Technologies Holding PLC	220,682	8,240,266
SES AI Corp Class A (b)(c)	397,615	652,089
Shoals Technologies Group Inc (c)	253,295	1,502,039
SKYX Platforms Corp (c)	117,553	226,877
SolarMax Technology Inc (c)	45,844	32,609
Solidion Technology Inc Class A (b)(c)	2,933	12,935
Stardust Power Inc Class A (b)(c)	10,372	35,576
Stem Inc Class A (b)(c)	12,758	134,087
SUNation Energy Inc (c)	5,194	7,012
SunPower Inc Class A (b)(c)	94,965	123,455
Sunrun Inc (c)	351,447	4,656,673
Thermon Group Holdings Inc (c)	49,643	2,520,872
Tigo Energy Inc (c)	49,913	184,678
Ultralife Corp (c)	15,858	89,915
Vertiv Holdings Co Class A	579,218	147,636,876
Vicor Corp (c)	34,407	6,929,570
Westwater Resources Inc (c)	179,043	156,394
Zeo Energy Corp Class A (b)(c)	8,769	10,786
		1,284,421,189
Ground Transportation - 0.9%
ArcBest Corp	34,100	3,500,706
Armlogi Holding Corp (c)	7,801	2,535
Avis Budget Group Inc (b)(c)	25,548	2,488,631
Covenant Logistics Group Inc Class A	22,694	668,111
CSX Corp	2,820,868	120,422,856
Ftai Infrastructure Inc (b)	179,870	1,044,145
Heartland Express Inc	68,678	757,518
Hertz Global Holdings Inc (b)(c)	188,178	854,328
JB Hunt Transport Services Inc	113,947	26,596,369
Knight-Swift Transportation Holdings Inc	245,946	15,474,922
Landstar System Inc	52,040	8,479,918
Lyft Inc Class A (c)	605,256	8,376,743
Marten Transport Ltd	87,709	1,191,965
Norfolk Southern Corp	339,894	106,978,238
Old Dominion Freight Line Inc	278,785	56,607,294
PAMT CORP (c)	7,908	79,396
Proficient Auto Logistics Inc (c)	36,179	273,875
RXO Inc (c)	248,684	3,968,997
Ryder System Inc	61,152	13,548,837
Saia Inc (c)	40,367	16,364,378
Schneider National Inc Class B	75,509	2,142,945
Toppoint Holdings Inc (b)(c)	1,246	972
U-Haul Holding Co (c)	19,522	988,984
U-Haul Holding Co Class N	145,124	6,844,048
Uber Technologies Inc (c)	3,147,936	237,417,334
Union Pacific Corp	898,636	238,120,568
Universal Logistics Holdings Inc	10,502	174,648
Werner Enterprises Inc	90,643	3,180,663
XPO Inc (c)	177,819	37,425,565
		913,975,489
Industrial Conglomerates - 0.4%
3M Co	804,837	133,055,653
Honeywell International Inc	961,862	234,299,965
Hyperscale Data Inc Class A (c)	464,306	83,110
Hyperscale Data Inc Class B (d)	2,497	0
		367,438,728
Machinery - 2.2%
3D Systems Corp (c)	195,070	376,485
AGCO Corp	93,858	12,811,617
AgEagle Aerial Systems Inc (c)	61,338	57,658
AirJoule Technologies Corp Class A (c)	38,792	125,298
Alamo Group Inc	16,345	3,490,148
Albany International Corp Class A	43,559	2,511,176
Alliance Laundry Holdings Inc	56,798	1,273,979
Allison Transmission Holdings Inc	126,099	15,800,205
Art's-Way Manufacturing Co Inc (c)	3,834	9,048
Astec Industries Inc	34,664	2,152,288
Atmus Filtration Technologies Inc	123,326	7,958,227
Blue Bird Corp (c)	48,022	2,798,242
Caterpillar Inc	708,982	526,653,100
CECO Environmental Corp (c)	45,826	2,770,182
Chart Industries Inc (c)	66,883	13,864,846
Chicago Rivet & Machine CO	963	13,001
Cleancore Solutions Inc Class B (c)	287,736	97,686
ClearSign Technologies Corp (c)	71,399	40,105
CNH Industrial NV Class A	1,341,058	16,495,013
Columbus McKinnon Corp/NY	43,655	828,572
Commercial Vehicle Group Inc (c)	45,251	77,379
Crane Co	74,160	14,871,305
Cummins Inc	209,120	122,098,894
Deere & Co	380,881	239,844,576
Donaldson Co Inc	175,414	16,271,403
Douglas Dynamics Inc	34,904	1,602,792
Dover Corp	207,786	46,855,743
Eastern Co/The (b)	8,930	165,830
Energy Recovery Inc (c)	80,368	838,238
Enerpac Tool Group Corp Class A	80,287	3,275,710
Enpro Inc	31,912	8,254,039
Esab Corp	86,482	10,911,434
ESCO Technologies Inc	39,117	10,846,753
Federal Signal Corp	92,107	10,724,018
Flowserve Corp	192,536	17,043,287
Fortive Corp	481,218	28,488,106
Franklin Electric Co Inc	58,027	5,780,650
FreightCar America Inc (c)	21,725	300,457
Gates Industrial Corp PLC (c)	391,275	10,787,452
Gencor Industries Inc (c)	15,591	243,531
Gorman-Rupp Co/The	31,423	2,018,299
Graco Inc	251,280	23,600,218
Graham Corp (c)	16,151	1,311,784
Greenbrier Cos Inc/The	46,982	2,650,724
Helios Technologies Inc	50,119	3,574,487
Hillman Solutions Corp (c)	298,755	2,449,791
Hurco Cos Inc (c)	8,281	146,657
Hydrofarm Holdings Group Inc (c)	5,854	7,903
Hyster-Yale Inc Class A	17,457	642,941
Hyzon Motors Inc Class A (b)(c)(d)	4,504	0
IDEX Corp	113,417	23,757,459
Illinois Tool Works Inc	399,978	116,245,606
Ingersoll Rand Inc	544,722	51,280,129
ITT Inc	128,769	26,064,133
JBT Marel Corp	78,727	12,123,958
Kadant Inc	17,856	6,056,220
Kennametal Inc	115,263	4,642,794
L B Foster Co Class A (c)	14,648	450,133
Laser Photonics Corp (b)(c)	20,025	19,562
Lincoln Electric Holdings Inc	83,360	23,928,488
Lindsay Corp	16,402	2,209,349
LiqTech International Inc (c)	5,048	10,046
Manitowoc Co Inc/The (c)	53,609	790,733
Mayville Engineering Co Inc (c)	21,815	458,115
Microvast Holdings Inc (c)	302,907	678,512
Middleby Corp/The (c)	70,215	11,856,505
Miller Industries Inc/TN	17,475	734,474
Mueller Industries Inc	168,192	19,839,928
Mueller Water Products Inc Class A1	236,826	7,088,202
Nauticus Robotics Inc (b)(c)	37,621	28,129
Nephros Inc (c)	9,528	37,254
NN Inc (c)	68,030	102,725
Nordson Corp	80,863	23,728,439
Nuburu Inc Class A (b)(c)(d)	161,468	15,420
Omega Flex Inc	5,636	202,501
Oshkosh Corp	95,841	16,294,887
Otis Worldwide Corp	590,406	54,647,979
PACCAR Inc	795,691	100,328,678
Palladyne AI Corp Class A (b)(c)	47,243	332,118
Park-Ohio Holdings Corp	14,608	376,010
Parker-Hannifin Corp	191,164	192,918,886
Pentair PLC	247,951	24,594,260
Perma-Pipe International Holdings Inc (c)	12,243	396,306
Proto Labs Inc (c)	35,834	2,224,575
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	3,683	9,465
RBC Bearings Inc (c)	47,675	27,456,986
Richtech Robotics Inc Class B (b)(c)	243,450	606,191
RYTHM Inc (b)(c)	1,704	33,398
Snap-on Inc	78,825	30,364,967
SPX Technologies Inc (c)	75,487	17,131,020
Standex International Corp	18,353	4,808,486
Stanley Black & Decker Inc	234,871	20,313,993
Symbotic Inc Class A (c)	83,897	4,595,878
Taylor Devices Inc (c)	4,749	416,677
TechPrecision Corp (c)	13,766	54,100
Tennant CO	27,513	1,679,118
Terex Corp	171,923	11,826,583
Timken Co/The	96,070	10,412,067
Titan International Inc (c)	72,743	707,789
Toro Co/The	148,261	14,657,082
Trinity Industries Inc	121,586	4,155,809
Twin Disc Inc	16,959	308,484
Urban-Gro Inc (b)(c)	518	1,285
Velo3D Inc Class A (b)(c)	13,164	134,010
Wabash National Corp	62,176	631,086
Watts Water Technologies Inc Class A	41,514	13,647,312
Westinghouse Air Brake Technologies Corp	258,982	68,358,299
Worthington Enterprises Inc	47,442	2,657,226
Xos Inc (b)(c)	9,529	20,106
Xylem Inc/NY	368,870	47,790,797
		2,203,052,004
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (b)	57,619	1,385,737
Kirby Corp (c)	82,062	10,651,648
Lakeside Holding Ltd (c)	3,378	2,243
Matson Inc	47,234	7,846,984
Pangaea Logistics Solutions Ltd	51,023	477,065
		20,363,677
Passenger Airlines - 0.1%
Alaska Air Group Inc (c)	175,737	9,068,029
Allegiant Travel Co (b)(c)	20,358	2,079,570
American Airlines Group Inc (c)	999,662	13,065,582
Delta Air Lines Inc	982,778	64,568,515
flyExclusive Inc Class A (c)	9,084	18,440
Frontier Group Holdings Inc (b)(c)	127,783	567,357
Jet.AI Inc Class A (b)(c)	3,259	361
JetBlue Airways Corp (c)	439,429	2,434,437
Joby Aviation Inc Class A (b)(c)	920,643	9,261,669
Republic Airways Holdings Inc (c)	3,120	67,798
SkyWest Inc (c)	60,751	6,322,964
Southwest Airlines Co	783,464	38,593,437
Sun Country Airlines Holdings Inc (c)	81,203	1,598,075
Surf Air Mobility Inc (b)(c)	74,383	145,047
United Airlines Holdings Inc (c)	490,455	52,135,367
Volato Group Inc Class A (c)	5,726	1,713
Wheels Up Experience Inc Class A (b)(c)	141,523	84,291
		200,012,652
Professional Services - 0.6%
Alight Inc Class A	708,323	623,112
Amentum Holdings Inc (c)	232,171	6,934,948
Asure Software Inc (c)	39,170	358,014
Automatic Data Processing Inc	612,804	131,360,665
Barrett Business Services Inc	38,745	1,075,949
BGSF Inc	16,323	99,244
BlackSky Technology Inc Class A (b)(c)	46,277	872,321
Booz Allen Hamilton Holding Corp Class A	183,822	14,490,688
Broadridge Financial Solutions Inc	176,838	32,868,879
CACI International Inc (c)	33,441	20,404,695
Cbiz Inc (c)	74,589	2,136,229
Clarivate PLC (b)(c)	670,390	1,541,897
Concentrix Corp (b)	66,937	2,195,534
Conduent Inc (c)	227,729	332,484
CRA International Inc	10,222	1,764,931
CSG Systems International Inc	40,965	3,273,104
Cycurion Inc (b)(c)	4,005	6,969
DLH Holdings Corp (c)	17,662	105,972
Equifax Inc	185,430	38,747,453
ExlService Holdings Inc (c)	240,343	7,510,719
Exponent Inc	75,571	5,500,057
Falcon's Beyond Global Inc Class A (b)(c)	24,455	158,468
First Advantage Corp (c)	121,173	1,394,701
FiscalNote Holdings Inc Class A (b)(c)	16,278	17,417
Forrester Research Inc (c)	17,023	101,798
Franklin Covey Co (b)(c)	15,401	200,521
FTI Consulting Inc (c)	45,809	7,531,916
GEE Group Inc (c)	132,847	31,392
Genpact Ltd	242,999	9,651,920
HireQuest Inc (b)	8,642	100,766
Huron Consulting Group Inc (c)	24,180	3,419,052
ICF International Inc	27,930	2,321,821
Innodata Inc (b)(c)	48,242	2,130,849
Insperity Inc	54,509	1,210,645
Jacobs Solutions Inc	181,082	24,963,965
KBR Inc	192,427	8,126,192
Kelly Services Inc Class A	48,053	466,595
Kforce Inc	24,857	671,636
Korn Ferry	79,453	4,979,320
Legalzoom.com Inc (c)	174,274	1,225,146
Leidos Holdings Inc	193,676	33,912,668
ManpowerGroup Inc	70,356	1,967,857
Mastech Digital Inc (c)	7,483	44,973
Maximus Inc	85,352	6,453,465
Mistras Group Inc (c)	27,029	413,003
Nixxy Inc (b)(c)	26,017	14,166
Parsons Corp (c)	80,639	5,322,174
Paychex Inc	490,891	45,971,942
Paycom Software Inc	74,059	9,318,844
Paylocity Holding Corp (c)	66,739	7,107,036
Planet Labs PBC Class A (c)	382,202	9,226,356
Professional Diversity Network Inc (b)(c)	4,816	5,779
Rcm Technologies Inc (c)	7,239	136,889
Resolute Holdings Management Inc (c)	5,540	933,767
Resources Connection Inc	47,474	178,502
Robert Half Inc (b)	151,342	3,695,772
Science Applications International Corp	69,751	6,435,227
ShiftPixy Inc (c)(d)	4	20
Skillsoft Corp Class A (b)(c)	6,611	27,700
Spire Global Inc Class A (b)(c)	45,635	403,870
SS&C Technologies Holdings Inc	317,915	23,935,820
Staffing 360 Solutions Inc (c)	973	0
Star Equity Holdings Inc (c)	4,349	43,403
TIC Solutions Inc	273,902	2,593,852
TransUnion	294,220	23,110,981
TriNet Group Inc	45,107	1,717,675
TrueBlue Inc (c)	44,624	188,760
TTEC Holdings Inc (b)(c)	30,394	75,985
UL Solutions Inc Class A	113,986	9,571,404
Upwork Inc (c)	197,929	2,656,207
Verisk Analytics Inc	211,111	43,820,310
Verra Mobility Corp Class A (c)	241,372	4,033,326
Where Food Comes From Inc (c)	3,917	48,963
Willdan Group Inc (c)	21,547	1,920,700
		586,195,380
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	158,961	10,307,031
Alta Equipment Group Inc Class A	29,490	203,481
Applied Industrial Technologies Inc	57,119	16,140,687
BlueLinx Holdings Inc (c)	11,891	783,855
Boise Cascade Co	56,183	4,648,581
Core & Main Inc Class A (c)	288,862	15,644,766
Custom Truck One Source Inc Class A (c)	91,953	658,383
Distribution Solutions Group Inc (c)	9,645	288,386
DNOW Inc (c)	281,159	3,312,053
DXP Enterprises Inc/TX (c)	19,221	2,661,532
EVI Industries Inc	7,799	151,535
Fastenal Co	1,739,343	80,079,352
Ferguson Enterprises Inc	296,892	77,417,558
FGI Industries Ltd (c)	677	3,703
FTAI Aviation Ltd	155,381	47,515,510
GATX Corp	54,022	9,949,232
Global Industrial Co	21,012	692,976
Herc Holdings Inc	46,370	6,482,062
Hudson Technologies Inc (c)	57,753	410,624
iPower Inc (b)(c)	590	1,132
Karat Packaging Inc	14,589	359,619
Marwynn Holdings Inc (c)	2,392	1,931
McGrath RentCorp	37,292	4,137,547
MSC Industrial Direct Co Inc Class A	69,386	6,511,182
NPK International Inc (c)	127,416	1,838,613
QXO Inc (b)(c)	735,583	17,617,213
Rush Enterprises Inc Class A	89,966	6,384,887
Rush Enterprises Inc Class B	14,446	933,934
SiteOne Landscape Supply Inc (c)	67,461	9,639,502
Titan Machinery Inc (c)	30,567	595,751
Transcat Inc (c)	14,124	1,101,248
United Rentals Inc	96,397	80,973,480
Watsco Inc (b)	52,939	22,093,033
Wesco International Inc	73,683	21,331,229
Willis Lease Finance Corp (b)	4,640	945,214
WW Grainger Inc	66,267	75,857,823
Xometry Inc Class A (c)	66,308	2,719,623
		530,394,268
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	5,472	2,241
Sky Harbour Group Corp Class A (c)	38,407	337,213
		339,454
TOTAL INDUSTRIALS		10,743,904,978
Information Technology - 30.4%
Communications Equipment - 1.0%
Actelis Networks Inc (c)	1,049	194
ADTRAN Holdings Inc (c)	116,342	1,186,688
Applied Optoelectronics Inc (b)(c)	97,229	8,189,599
Arista Networks Inc (c)	1,564,404	208,847,934
Aviat Networks Inc (c)	17,633	441,530
BK Technologies Corp (c)	5,629	490,230
Calix Inc (c)	91,292	4,726,187
Cambium Networks Corp (b)(c)	18,822	21,081
Ciena Corp (c)	213,675	74,508,473
Cisco Systems Inc	5,970,170	474,389,708
Clearfield Inc (c)	17,305	544,069
ClearOne Inc (c)	1,162	5,659
Comtech Telecommunications Corp (c)	44,290	222,336
Digi International Inc (c)	56,121	2,739,827
Extreme Networks Inc (c)	202,216	2,826,980
F5 Inc (c)	87,387	23,713,336
Franklin Wireless Corp	13,376	52,434
Genasys Inc (c)	65,923	124,594
Harmonic Inc (c)	173,303	1,842,211
Inseego Corp (b)(c)	16,207	200,156
KVH Industries Inc (c)	20,020	120,721
Lantronix Inc (c)	50,379	301,266
Lumentum Holdings Inc (c)	107,410	75,284,743
Motorola Solutions Inc	252,308	121,678,056
Netgear Inc (c)	42,903	884,660
NetScout Systems Inc (c)	103,714	3,029,486
Network-1 Technologies Inc	19,767	29,293
Ondas Inc (b)(c)	586,951	5,916,466
Optical Cable Corp (c)	9,422	52,481
Ribbon Communications Inc (c)	138,105	307,974
Ubiquiti Inc	6,413	4,918,707
Viasat Inc (c)	204,878	9,379,315
Viavi Solutions Inc (c)	337,837	10,037,137
Vistance Networks Inc (c)	335,327	5,891,695
		1,042,905,226
Electronic Equipment, Instruments & Components - 1.0%
908 Devices Inc (c)	41,479	286,205
Acorn Energy Inc (c)	2,241	47,420
Advanced Energy Industries Inc	57,171	19,184,872
Aeva Technologies Inc (b)(c)	41,795	554,202
AEye Inc Class A (c)	69,708	114,321
Airgain Inc (c)	16,042	67,376
Amphenol Corp Class A	1,854,395	270,852,934
AmpliTech Group Inc (c)	25,645	68,729
Arlo Technologies Inc (c)	160,500	2,518,245
Arrow Electronics Inc (c)	78,055	11,876,849
Astrotech Corp (c)	1,978	5,538
Avnet Inc	123,275	8,116,426
Badger Meter Inc	44,661	6,807,676
Bel Fuse Inc Class A	3,491	739,917
Bel Fuse Inc Class B	15,034	3,453,461
Belden Inc	59,526	8,530,076
Benchmark Electronics Inc	54,042	3,124,168
CDW Corp/DE	197,285	24,195,032
Cemtrex Inc (c)	1,121	1,188
Climb Global Solutions Inc	6,195	586,543
Coda Octopus Group Inc (c)	8,170	110,785
Cognex Corp	253,928	13,813,683
Coherent Corp (c)	238,073	61,644,242
Corning Inc	1,181,970	177,744,649
CPS Technologies Corp (c)	20,939	93,807
Crane NXT Co	74,842	3,614,120
CTS Corp	44,005	2,317,303
Daktronics Inc (c)	62,412	1,608,981
Data I/O Corp (c)	11,134	30,841
Electro-Sensors Inc (c)	1,724	7,465
ePlus Inc	39,697	3,201,960
Evolv Technologies Holdings Inc Class A (c)	211,433	1,120,595
Flex Ltd (c)	560,186	35,302,922
Focus Universal Inc (b)(c)	496	2,554
Forward Industries Inc (c)	105,751	448,384
Frequency Electronics Inc (c)	10,316	517,966
Identiv Inc (c)	30,590	96,359
Insight Enterprises Inc (c)	46,985	3,926,067
Interlink Electronics Inc	4,607	15,065
IPG Photonics Corp (b)(c)	38,291	5,037,947
Itron Inc (c)	69,401	6,520,224
Jabil Inc	161,845	42,887,307
Key Tronic Corp (c)	13,448	38,730
Keysight Technologies Inc (c)	260,354	80,014,595
Kimball Electronics Inc (c)	36,794	919,482
Knowles Corp (c)	128,783	3,499,034
LGL Group Inc/The (c)	5,522	39,372
LightPath Technologies Inc Class A (c)	61,872	645,325
Lightwave Logic Inc (c)	195,913	863,976
Littelfuse Inc	37,722	13,295,496
M-Tron Industries Inc (c)	4,118	260,628
Methode Electronics Inc	53,387	451,654
MicroVision Inc (b)(c)	455,194	355,552
Mirion Technologies Inc Class A (c)	375,397	8,112,329
MultiSensor AI Holdings Inc (c)	53,897	15,199
Napco Security Technologies Inc	54,015	2,517,639
Neonode Inc (c)	20,444	37,208
nLight Inc (c)	82,923	4,659,443
Nortech Systems Inc (c)	1,109	10,502
Novanta Inc (c)	54,205	7,286,778
OSI Systems Inc (c)	24,175	6,894,710
Ouster Inc Class A (c)	90,977	1,724,014
PC Connection Inc	17,248	1,051,266
Plexus Corp (c)	40,877	7,935,452
Powerfleet Inc NJ (b)(c)	179,165	639,619
Ralliant Corp	170,807	7,838,333
Research Frontiers Inc (c)	39,129	38,941
RF Industries Ltd (c)	13,801	156,641
Richardson Electronics Ltd/United States	18,941	232,595
Rogers Corp (c)	25,313	2,729,501
Sanmina Corp (c)	82,660	12,833,792
ScanSource Inc (c)	30,632	1,126,645
SmartRent Inc Class A (c)	266,831	405,583
Sobr Safe Inc (c)	1,042	765
Sono-Tek Corp (c)	19,600	84,084
Syntec Optics Holdings Inc Class A (b)(c)	9,537	61,228
TD SYNNEX Corp	114,762	17,995,829
Teledyne Technologies Inc (c)	71,124	48,442,556
TTM Technologies Inc (c)	156,524	16,316,062
Universal Safety Products Inc	3,108	15,820
VerifyMe Inc (c)	16,641	15,859
Vishay Intertechnology Inc	187,285	3,505,975
Vishay Precision Group Inc (c)	18,524	853,401
Vontier Corp	219,725	8,991,147
Vuzix Corp (b)(c)	101,913	294,529
Wrap Technologies Inc (b)(c)	54,380	93,534
Zebra Technologies Corp Class A (c)	76,762	17,191,618
		1,001,686,845
IT Services - 1.0%
Accenture PLC Class A	939,560	196,104,963
Akamai Technologies Inc (c)	217,940	21,443,117
Applied Digital Corp (b)(c)	377,082	10,283,026
ASGN Inc (c)	64,716	2,776,316
Backblaze Inc Class A (c)	86,948	326,924
BigBear.ai Holdings Inc (b)(c)	661,114	2,618,011
Brand Engagement Network Inc Class A (b)(c)	4,226	150,784
Castellum Inc (b)(c)	115,890	113,769
CISO Global Inc (c)	46,992	17,673
Cloudastructure Inc Class A (b)(c)	26,436	17,500
Cloudflare Inc Class A (c)	477,581	82,234,672
Cognizant Technology Solutions Corp Class A	731,267	47,115,533
Commerce.com Inc (c)	101,852	283,149
CoreWeave Inc Class A (b)(c)	345,378	27,478,274
Crexendo Inc (c)	25,562	149,282
CSP Inc	10,386	93,578
Data Storage Corp (c)	5,607	22,428
DigitalOcean Holdings Inc (b)(c)	103,917	5,825,587
DXC Technology Co (c)	264,127	3,325,359
EPAM Systems Inc (c)	83,700	11,801,700
Fastly Inc Class A (c)	212,706	4,066,939
Fusemachines Inc	14,089	19,302
Gartner Inc (c)	109,203	17,166,712
Glimpse Group Inc/The (c)	23,271	13,752
GoDaddy Inc Class A (c)	204,645	17,836,858
Grid Dynamics Holdings Inc (c)	100,333	677,248
Hackett Group Inc/The	34,733	474,453
IBM Corporation	1,416,130	340,168,587
Information Services Group Inc	52,579	252,905
Kyndryl Holdings Inc (c)	346,258	4,269,361
MongoDB Inc Class A (c)	123,246	40,482,614
Okta Inc Class A (c)	255,233	18,504,393
Rackspace Technology Inc (b)(c)	153,922	300,148
Research Solutions Inc/CA (c)	38,424	89,144
Snowflake Inc (c)	513,266	86,439,127
TSS Inc/MD (b)(c)	36,324	375,227
Tucows Inc Class A (c)	14,281	259,343
Twilio Inc Class A (c)	229,684	27,782,577
Unisys Corp (c)	99,147	240,927
VeriSign Inc	126,355	28,801,359
Whitefiber Inc (b)	15,083	254,149
WidePoint Corp (c)	12,617	60,814
XTI Aerospace Inc (b)(c)	46,351	86,676
		1,000,804,260
Semiconductors & Semiconductor Equipment - 13.1%
ACM Research Inc Class A (c)	80,689	4,492,764
Advanced Micro Devices Inc (c)	2,466,487	493,815,362
Aehr Test Systems (c)	42,717	1,598,897
Aeluma Inc (b)(c)	17,017	263,253
Alpha & Omega Semiconductor Ltd (c)	37,752	793,170
Ambarella Inc (c)	61,717	3,724,004
Ambiq Micro Inc	6,378	195,805
Amkor Technology Inc	172,233	8,236,182
Amtech Systems Inc (c)	17,416	227,279
Analog Devices Inc	745,309	265,173,489
Applied Materials Inc	1,206,908	449,331,848
Ascent Solar Technologies Inc (c)	4,849	30,549
Astera Labs Inc (c)	199,590	23,717,280
Atomera Inc (b)(c)	48,040	242,122
Axcelis Technologies Inc (c)	47,361	3,912,492
AXT Inc (c)	65,685	2,489,462
Blaize Holdings Inc Class A (c)	79,713	94,061
Broadcom Inc	7,154,400	2,286,188,520
CEVA Inc (c)	36,472	760,806
Cirrus Logic Inc (c)	77,299	10,908,435
Cohu Inc (c)	70,600	2,132,120
Credo Technology Group Holding Ltd (c)	230,632	25,893,055
CVD Equipment Corp (c)	7,919	28,112
Diodes Inc (c)	70,270	4,794,522
Enphase Energy Inc (c)	198,284	8,381,465
Entegris Inc	229,693	30,422,838
Everspin Technologies Inc (c)	28,304	305,683
First Solar Inc (c)	162,571	32,059,001
FormFactor Inc (c)	117,411	11,609,600
GCT Semiconductor Holding Inc Class A (b)(c)	60,918	67,010
GSI Technology Inc (b)(c)	43,719	356,747
Ichor Holdings Ltd (c)	52,106	2,477,640
Ideal Power Inc (c)	11,872	42,561
Impinj Inc (c)	40,595	4,979,383
Intel Corp (c)	6,792,953	309,826,586
inTEST Corp (c)	17,723	206,473
KLA Corp	199,057	303,472,349
Kopin Corp (c)	276,346	610,725
Lam Research Corp	1,902,859	445,059,692
Lattice Semiconductor Corp (c)	207,233	19,815,619
MACOM Technology Solutions Holdings Inc (c)	97,013	24,070,866
Marvell Technology Inc	1,306,099	106,695,227
MaxLinear Inc (c)	124,366	2,167,699
Microchip Technology Inc	818,799	61,115,157
Micron Technology Inc	1,700,535	701,249,618
MKS Inc	101,729	24,868,671
Mobix Labs Inc Class A (b)(c)	42,409	6,997
Monolithic Power Systems Inc	72,578	82,937,784
Navitas Semiconductor Corp Class A (c)	299,291	2,693,619
NVE Corp	7,405	509,760
NVIDIA Corp	36,814,585	6,523,176,317
ON Semiconductor Corp (c)	609,596	40,525,942
Onto Innovation Inc (c)	74,256	16,031,128
PDF Solutions Inc (c)	48,438	1,636,236
Penguin Solutions Inc (c)	76,785	1,595,592
Peraso Inc (c)	8,213	6,942
Photronics Inc (c)	89,396	3,346,092
Pixelworks Inc (c)	8,302	52,718
Power Integrations Inc	83,931	4,021,974
Qnity Electronics Inc	317,289	40,219,554
Qorvo Inc (c)	127,382	10,559,968
QUALCOMM Inc	1,622,620	230,996,183
QuickLogic Corp (b)(c)	23,471	193,166
Rambus Inc (c)	163,090	16,253,549
Rigetti Computing Inc Class A (b)(c)	500,012	8,710,209
Semtech Corp (c)	131,430	11,857,615
Silicon Laboratories Inc (c)	49,762	10,177,822
SiTime Corp (c)	33,214	13,215,186
SkyWater Technology Inc (c)	42,590	1,254,701
Skyworks Solutions Inc (b)	225,434	13,431,358
SolarEdge Technologies Inc (c)	90,591	3,206,921
Synaptics Inc (c)	59,246	4,826,179
Teradyne Inc	237,241	75,924,237
Texas Instruments Inc	1,376,578	291,985,960
Trio-Tech International (c)	7,831	38,059
Ultra Clean Holdings Inc (c)	68,741	4,171,204
Universal Display Corp	67,018	7,150,150
Veeco Instruments Inc (c)	91,688	2,801,985
Wolfspeed Inc	19,532	385,171
		13,102,804,477
Software - 7.8%
8x8 Inc (c)	209,175	447,635
A10 Networks Inc	108,533	2,090,346
ACCESS Newswire Inc (c)	4,103	29,377
ACI Worldwide Inc (c)	156,147	6,195,913
Adeia Inc	165,923	3,432,947
Adobe Inc (c)	634,209	166,422,784
Agilysys Inc (c)	38,415	2,772,411
Airship AI Holdings Inc Class A (b)(c)	33,607	91,747
Alarm.com Holdings Inc (c)	75,501	3,612,723
Alkami Technology Inc (b)(c)	119,266	1,973,256
Alpha Modus Holdings Inc Class A (c)	51,851	25,998
American Bitcoin Corp Class A (c)	216,605	220,937
Amplitude Inc Class A (c)	142,883	1,043,046
Appfolio Inc Class A (c)	34,959	6,214,312
Appian Corp Class A (c)	62,704	1,672,316
AppLovin Corp Class A (c)	410,090	178,294,829
Arteris Inc (c)	47,582	808,418
Asana Inc Class A (b)(c)	137,379	975,391
Atlassian Corp Class A (c)	254,607	19,128,624
Auddia Inc (c)	2,284	1,921
AudioEye Inc (c)	12,801	87,303
Aurora Innovation Inc Class A (b)(c)	1,838,406	8,603,740
authID Inc (c)	16,286	27,035
Autodesk Inc (c)	322,676	79,336,348
AvePoint Inc Class A (c)	212,256	2,288,120
Aware Inc/MA (c)	21,467	35,206
Banzai International Inc Class A (b)(c)	3,802	4,638
Bentley Systems Inc Class B (b)	225,661	8,247,910
BILL Holdings Inc (c)	135,028	6,010,096
Bio-key International Inc (c)	8,392	5,491
Bit Digital Inc (b)(c)	487,286	813,768
BitMine Immersion Technologies Inc	431,372	8,187,441
Blackbaud Inc (c)	55,451	2,691,592
BlackLine Inc (c)	75,586	2,664,407
Blend Labs Inc Class A (c)	336,443	565,224
Box Inc Class A (c)	219,272	5,163,856
Braze Inc Class A (c)	130,625	2,480,569
Bridgeline Digital Inc (c)	15,029	13,380
BTCS Inc (b)	55,707	89,131
Btcs Inc Series V (d)	7,098	0
C3.ai Inc Class A (b)(c)	185,017	1,470,885
Cadence Design Systems Inc (c)	412,383	124,292,236
Ccc Intelligent Solutions Holdings Inc Class A (c)	884,747	5,158,075
Cerence Inc (c)	65,777	520,296
CID Holdco Inc (b)	10,275	2,465
Cipher Digital Inc (b)(c)	442,900	6,909,240
Circle Internet Group Inc Class A	82,004	6,842,414
Cleanspark Inc (b)(c)	425,874	4,237,446
Clear Secure Inc Class A	134,337	6,534,152
Clearwater Analytics Holdings Inc Class A (c)	436,460	10,208,799
Commvault Systems Inc (c)	66,811	5,684,280
Confluent Inc Class A (c)	452,496	13,878,052
Consensus Cloud Solutions Inc (c)	28,796	866,184
Core Scientific Inc (c)	469,611	7,969,299
Crowdstrike Holdings Inc Class A (c)	380,196	141,425,308
CS Disco Inc (c)	38,155	124,004
CXApp Inc Class A (c)	22,597	4,140
CYNGN Inc (b)(c)	11,482	17,567
Daily Journal Corp (b)(c)	1,378	702,105
Datacentrex Inc (b)(c)	13,414	24,950
Datadog Inc Class A (c)	493,043	55,201,094
Digimarc Corp (b)(c)	24,725	108,914
Digital Turbine Inc (c)	152,896	620,758
Docusign Inc (c)	304,748	13,734,992
Dolby Laboratories Inc Class A	92,788	6,176,897
Domo Inc Class B (c)	51,361	184,386
Dropbox Inc Class A (c)	263,841	6,593,387
Duos Technologies Group Inc (b)(c)	21,842	164,907
Dynatrace Inc (c)	456,809	16,408,579
eGain Corp (c)	25,945	242,326
Elastic NV (c)	141,688	7,377,694
EverCommerce Inc (b)(c)	27,123	311,372
Exodus Movement Inc Class A (c)	8,881	90,586
Expensify Inc Class A (c)	83,841	79,657
Fair Isaac Corp (c)	35,917	50,619,983
Five9 Inc (c)	120,278	2,097,648
Fortinet Inc (c)	957,656	75,683,554
Freshworks Inc Class A (c)	314,453	2,459,022
Gen Digital Inc	850,315	19,191,610
Gitlab Inc Class A (c)	212,920	5,599,796
Greenidge Generation Holdings Inc Class A (c)	18,488	22,555
Guidewire Software Inc (c)	128,807	18,718,233
HubSpot Inc (c)	79,375	20,995,481
I3 Verticals Inc Class A (b)(c)	31,821	712,154
Intapp Inc (c)	85,689	1,922,004
Intellicheck Inc (c)	30,224	146,889
Intellinetics Inc (c)	3,715	28,420
InterDigital Inc (b)	39,003	14,295,770
Intrusion Inc (c)	25,745	28,062
Intuit Inc	422,402	172,775,090
Inuvo Inc (c)	17,290	44,090
Iveda Solutions Inc (b)(c)	7,395	2,189
Kaltura Inc (c)	133,955	186,197
Klaviyo Inc Class A (c)	208,947	3,637,767
Life360 Inc (b)(c)	118,783	6,253,925
LivePerson Inc (c)	15,426	44,273
LiveRamp Holdings Inc (c)	96,446	2,620,438
LM Funding America Inc (c)	6,778	2,526
Manhattan Associates Inc (c)	91,309	12,365,978
MARA Holdings Inc (b)(c)	573,327	5,125,543
Marin Software Inc (c)(d)	3,318	1,613
Microsoft Corp	11,260,090	4,422,287,747
Mitek Systems Inc (c)	70,996	1,035,122
Myseum Inc (c)	5,765	10,665
N-able Inc/US (c)	112,195	493,658
nCino Inc (c)	159,688	2,577,364
NCR Voyix Corp (c)	209,502	1,600,595
Netskope Inc Class A (b)(c)	85,407	922,396
NetSol Technologies Inc (c)	15,007	52,825
NextNav Inc Class A (b)(c)	134,642	2,166,390
NextTrip Inc (c)	6,109	17,594
Nutanix Inc Class A (c)	410,240	15,703,987
ON24 Inc (c)	56,135	449,641
OneSpan Inc	58,626	647,231
Onestream Inc Class A (c)	121,708	2,871,092
Ooma Inc (c)	38,402	474,649
Oracle Corp	2,548,202	370,508,571
PagerDuty Inc (c)	141,634	999,936
Palantir Technologies Inc Class A (c)	3,460,772	474,783,311
Palo Alto Networks Inc (c)	1,204,524	179,377,714
PAR Technology Corp (c)	61,487	1,007,772
Pegasystems Inc	138,892	6,073,747
Phunware Inc (c)	28,325	50,419
Pivotal Software Inc rights (c)(d)	63,695	0
Porch Group Inc (c)	149,860	1,230,351
Procore Technologies Inc (c)	181,405	9,984,531
Progress Software Corp (c)	65,004	2,722,368
PTC Inc (c)	181,468	28,416,074
Q2 Holdings Inc (c)	94,734	4,558,600
Qualys Inc (c)	54,328	5,023,710
Rapid7 Inc (c)	88,114	548,069
REalloys Inc (b)(c)	3,689	68,099
reAlpha Tech Corp (c)	131,945	41,945
Red Violet Inc (c)	19,847	859,574
Rekor Systems Inc (c)	188,204	161,347
ReposiTrak Inc	19,353	168,371
Rimini Street Inc (c)	72,316	269,016
RingCentral Inc Class A (c)	116,259	4,237,641
Riot Platforms Inc (c)	489,378	7,971,968
Roper Technologies Inc	163,077	57,032,919
Rubrik Inc Class A (c)	215,256	11,184,702
SailPoint Inc (c)	109,764	1,547,672
Salesforce Inc	1,442,325	280,950,487
Samsara Inc Class A (c)	528,422	15,271,396
SEMrush Holdings Inc Class A (c)	67,571	798,689
SentinelOne Inc Class A (c)	486,374	6,381,227
Servicenow Inc (c)	1,571,716	169,761,045
ServiceTitan Inc Class A (c)	85,760	6,208,166
Signing Day Sports Inc (b)(c)	5,438	2,915
Silvaco Group Inc (c)	12,849	43,173
Smith Micro Software Inc (c)	24,449	13,691
Soluna Holdings Inc (b)(c)	87,826	76,347
SoundHound AI Inc Class A (b)(c)	587,190	5,049,834
SoundThinking Inc (c)	14,610	106,653
Sprinklr Inc Class A (c)	183,034	1,065,258
Sprout Social Inc Class A (c)	80,501	519,231
SPS Commerce Inc (c)	57,155	3,229,829
Strategy Inc Class A (b)(c)	405,613	52,526,884
Synopsys Inc (c)	281,414	116,505,396
T Stamp Inc Class A (b)(c)	5,178	13,152
Tao Synergies Inc (b)(c)	6,778	26,502
TaoWeave Inc (c)	1,761	1,545
Telos Corp (c)	81,127	326,131
Tenable Holdings Inc (c)	180,699	3,474,842
Teradata Corp (c)	141,143	4,444,593
Terawulf Inc (b)(c)	500,992	8,126,090
TON Strategy Co (c)	72,278	140,219
Trimble Inc (c)	360,441	24,102,690
Tyler Technologies Inc (c)	65,192	23,122,950
UiPath Inc Class A (b)(c)	639,223	6,858,863
Unity Software Inc (c)	518,643	9,454,862
Upland Software Inc (c)	34,698	30,638
Urgent.ly Inc (c)	1,422	2,759
Varonis Systems Inc (c)	178,617	4,126,053
Veea Inc Class A (c)	22,747	11,535
Veritone Inc (c)	127,722	360,176
Vertex Inc Class A (c)	111,347	1,612,305
Via Transportation Inc Class A (c)	17,513	300,873
Viant Technology Inc Class A (c)	25,214	255,418
VirnetX Holding Corp (c)	5,544	90,367
Weave Communications Inc (c)	101,248	510,290
Workday Inc Class A (c)	328,772	43,976,543
Workiva Inc Class A (c)	79,501	4,895,672
Xperi Inc (c)	70,281	430,823
Yext Inc (c)	157,827	896,457
Zeta Global Holdings Corp Class A (c)	299,083	5,069,457
Zoom Communications Inc Class A (c)	403,694	29,849,134
Zscaler Inc (c)	153,489	22,561,348
		7,856,240,333
Technology Hardware, Storage & Peripherals - 6.5%
Ainos Inc (c)	1,218	1,998
Apple Inc	22,386,183	5,913,981,826
AstroNova Inc (c)	10,801	98,073
Boxlight Corp Class A (b)(c)	587	804
Corsair Gaming Inc (c)	70,643	387,830
CPI Card Group Inc (c)	9,701	118,983
Dell Technologies Inc Class C	456,592	67,612,143
Diebold Nixdorf Inc (c)	54,878	4,390,240
DNA X Inc (b)(c)	400	2,176
Eastman Kodak Co (c)	106,268	777,882
Foxx Development Holdings Inc (c)	2,049	10,839
GPGI Inc Class A	109,195	2,451,428
Hewlett Packard Enterprise Co	1,998,555	42,908,976
HP Inc	1,416,496	26,899,259
Immersion Corp (b)	41,522	253,699
IonQ Inc (b)(c)	536,703	20,593,294
Movano Inc (c)	1,148	13,087
NetApp Inc	302,338	29,940,532
One Stop Systems Inc (c)	32,827	270,987
Pure Storage Inc Class A (c)	472,906	30,370,023
Quantum Computing Inc (b)(c)	288,499	2,426,277
Quantum Corp (b)(c)	20,573	112,740
Sandisk Corp/DE (c)	223,614	142,075,391
Seagate Technology Holdings PLC	330,061	134,612,078
Socket Mobile Inc (c)	6,519	5,835
Super Micro Computer Inc (b)(c)	759,684	24,606,165
TransAct Technologies Inc (c)	13,029	45,080
Turtle Beach Corp (c)	20,687	259,415
Western Digital Corp	517,956	144,872,293
Xerox Holdings Corp (b)	179,214	322,585
Xerox Holdings Corp warrants 2/14/2028 (c)	1,000	120
		6,590,422,058
TOTAL INFORMATION TECHNOLOGY		30,594,863,199
Materials - 2.4%
Chemicals - 1.2%
AdvanSix Inc	41,040	731,743
Air Products and Chemicals Inc	337,179	92,950,135
Albemarle Corp	178,307	31,858,112
Alto Ingredients Inc (c)	116,012	264,507
American Vanguard Corp (c)	42,097	194,067
Arq Inc (c)	48,583	170,526
Ascent Industries Co (c)	12,241	210,056
Ashland Inc	69,144	4,311,820
ASP Isotopes Inc (b)(c)	166,293	888,005
Aspen Aerogels Inc (b)(c)	104,494	326,021
Avient Corp	138,748	5,698,380
Axalta Coating Systems Ltd (c)	323,079	10,794,069
Balchem Corp	49,026	8,894,787
Cabot Corp	80,649	6,140,615
Celanese Corp	165,873	8,283,698
CF Industries Holdings Inc	236,297	23,521,003
Chemours Co/The	227,778	4,154,671
Core Molding Technologies Inc (c)	11,586	211,445
Corteva Inc	1,023,661	82,015,719
Dow Inc	1,077,179	33,101,711
DuPont de Nemours Inc	634,774	31,764,091
Eastman Chemical Co	173,045	13,066,628
Ecolab Inc	386,145	119,067,811
Ecovyst Inc (c)	171,518	1,933,008
Element Solutions Inc	344,584	12,091,453
Flotek Industries Inc (c)	20,755	318,589
FMC Corp (b)	189,776	2,797,298
Hawkins Inc (b)	31,640	4,717,524
HB Fuller Co	81,890	5,381,811
Huntsman Corp	252,984	3,200,248
Ingevity Corp (c)	54,343	3,914,326
Innospec Inc	37,544	2,875,120
International Flavors & Fragrances Inc	387,999	31,905,158
Intrepid Potash Inc (c)	15,512	573,479
Koppers Holdings Inc	29,597	1,118,767
Kronos Worldwide Inc	33,396	194,031
Linde PLC	707,412	359,421,889
LSB Industries Inc (c)	81,515	947,204
LyondellBasell Industries NV Class A1	390,472	22,459,949
Mativ Holdings Inc	82,428	893,520
Minerals Technologies Inc	47,070	3,324,083
Mosaic Co/The	481,016	13,391,485
NewMarket Corp	11,815	7,396,308
Northern Technologies International Corp	11,200	99,680
Novusterra Inc (b)(c)(d)	6,247	0
Olin Corp	173,091	4,391,319
Origin Materials Inc Class A (c)	181,674	27,778
Perimeter Solutions Inc (c)	212,547	4,990,604
PPG Industries Inc	339,987	41,910,197
PureCycle Technologies Inc (b)(c)	215,556	1,360,158
Quaker Chemical Corp (b)	20,743	3,049,843
Rayonier Advanced Materials Inc (c)	100,847	955,021
RPM International Inc	194,208	22,163,017
Scotts Miracle-Gro Co/The	67,345	4,722,231
Sensient Technologies Corp	64,328	6,531,222
Sherwin-Williams Co/The	349,236	126,629,481
Solesence Inc (c)	25,503	32,644
Solstice Advanced Materials Inc	240,448	18,877,572
Stepan Co	32,547	1,656,317
Trinseo PLC (b)	49,574	11,402
Tronox Holdings PLC	180,074	1,346,954
Valhi Inc	4,241	59,247
Westlake Corp (b)	50,548	5,326,748
		1,201,616,305
Construction Materials - 0.3%
Amrize Ltd (United States)	779,259	50,644,042
CRH PLC	1,015,464	121,835,371
Eagle Materials Inc	48,570	10,869,966
Knife River Corp (c)	85,843	7,638,310
Martin Marietta Materials Inc	91,332	61,792,491
Smith-Midland Corp (b)(c)	6,859	263,454
United States Lime & Minerals Inc	16,004	1,827,017
Vulcan Materials Co	200,120	62,037,200
		316,907,851
Containers & Packaging - 0.2%
Amcor PLC (b)	699,749	33,888,844
AptarGroup Inc	99,420	14,287,648
Avery Dennison Corp	117,088	22,990,229
Ball Corp	405,903	27,248,268
Crown Holdings Inc	172,692	19,790,503
Eightco Holdings Inc (b)(c)	231,316	242,882
Graphic Packaging Holding CO	447,848	5,477,181
Greif Inc Class A	36,422	2,646,787
Greif Inc Class B (b)	9,612	839,896
International Paper Co	800,082	34,843,571
Myers Industries Inc (b)	56,445	1,262,675
O-I Glass Inc (c)	232,328	3,113,195
Packaging Corp of America	135,396	31,430,827
Ranpak Holdings Corp Class A (c)	64,160	328,499
Sealed Air Corp	222,749	9,328,728
Silgan Holdings Inc	132,811	6,381,569
Smurfit Westrock PLC	791,231	37,195,770
Sonoco Products Co	149,581	8,446,839
TriMas Corp	48,533	1,896,670
		261,640,581
Metals & Mining - 0.7%
5E Advanced Materials Inc (c)	9,779	19,558
Adapti Inc (c)(d)	265	413
Alcoa Corp	392,246	24,350,632
Alpha Metallurgical Resources Inc (c)	16,343	2,658,189
American Battery Technology Co (b)(c)	197,974	730,524
Ampco-Pittsburgh Corp (c)	21,457	195,473
Century Aluminum Co (c)	80,508	4,150,992
Cleveland-Cliffs Inc (c)	862,779	9,197,224
Coeur Mining Inc (c)	972,796	26,411,411
Commercial Metals Co	167,915	12,308,170
Compass Minerals International Inc (c)	52,640	1,326,528
Contango ORE Inc (c)	16,011	481,451
Dakota Gold Corp (c)	134,725	937,686
Freeport-McMoRan Inc	2,175,347	148,097,624
Friedman Industries Inc	10,099	187,942
Gold Resource Corp (c)	204,638	317,189
Hecla Mining Co	1,015,063	25,285,219
Hycroft Mining Holding Corp (b)(c)	101,089	5,091,853
Idaho Strategic Resources Inc (b)(c)	23,154	997,243
Inno Holdings Inc (b)(c)	277	299
Ivanhoe Electric Inc / US (b)(c)	161,896	2,782,992
Kaiser Aluminum Corp	24,257	3,156,806
Materion Corp	31,360	5,113,562
Metallus Inc (c)	53,851	915,467
MP Materials Corp (b)(c)	204,017	12,010,481
Newmont Corp	1,653,189	214,914,571
Nucor Corp	346,663	61,317,751
Paramount Gold Nevada Corp (c)	89,520	232,752
Ramaco Resources Inc Class A (b)(c)	56,543	856,061
Ramaco Resources Inc Class B	23,478	276,571
ReElement Technologies Corp (b)(c)(d)	23,057	0
Reliance Inc	79,172	24,989,850
Royal Gold Inc	122,710	36,787,231
Ryerson Holding Corp	66,759	1,746,415
Solitario Resources Corp (c)	91,212	70,872
Steel Dynamics Inc	207,910	40,153,658
SunCoke Energy Inc	127,832	728,642
Tredegar Corp (c)	45,704	419,563
United States Antimony Corp (b)(c)	180,249	1,611,426
US Gold Corp (c)	19,222	417,117
USA Rare Earth Inc Class A (b)(c)	142,645	2,695,991
Warrior Met Coal Inc	79,562	6,622,741
Worthington Steel Inc	49,098	2,040,513
		682,606,653
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	23,996	359,700
Louisiana-Pacific Corp	96,014	8,136,226
Magnera Corp (c)	50,609	655,387
Sylvamo Corp	50,311	2,329,399
		11,480,712
TOTAL MATERIALS		2,474,252,102
Real Estate - 2.4%
Diversified REITs - 0.1%
Alexander & Baldwin Inc	110,664	2,300,705
Alpine Income Property Trust Inc	18,262	360,127
American Assets Trust Inc	72,638	1,417,894
Armada Hoffler Properties Inc Class A	123,008	768,800
Broadstone Net Lease Inc Class A	287,456	5,573,772
CTO Realty Growth Inc	46,394	903,755
Essential Properties Realty Trust Inc	300,677	10,204,977
Generation Income Properties Inc (c)	7,201	2,954
Gladstone Commercial Corp	74,745	933,565
Global Net Lease Inc	299,680	2,822,986
Mackenzie Realty Capital Inc	2,111	8,634
Medalist Diversified REIT Inc	1,299	15,315
Modiv Industrial Inc Class C (b)	14,935	231,642
NexPoint Diversified Real Estate Trust	62,256	277,039
Presidio Property Trust Inc Class A (b)(c)	1,179	3,443
Presidio Property Trust Inc warrants 1/24/2027 (c)	5,422	104
WP Carey Inc	332,407	24,814,183
		50,639,895
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	235,944	12,750,414
American Healthcare REIT Inc	267,897	13,994,939
CareTrust REIT Inc	338,478	13,748,976
Chiron Real Estate Inc	19,514	675,770
Community Healthcare Trust Inc	42,830	731,965
Diversified Healthcare Trust	329,041	2,224,317
Healthcare Realty Trust Inc	533,421	9,841,617
Healthpeak Properties Inc	1,054,314	18,640,272
LTC Properties Inc	72,517	2,877,475
Medical Properties Trust Inc (b)	748,117	4,309,154
National Health Investors Inc	72,332	6,080,951
Omega Healthcare Investors Inc	448,102	21,629,884
Sabra Health Care REIT Inc	378,420	7,776,531
Sila Realty Trust Inc	84,193	2,166,286
Strawberry Fields REIT Inc	11,579	148,210
Universal Health Realty Income Trust	19,740	861,059
Ventas Inc	711,648	61,315,592
Welltower Inc	1,039,791	215,361,512
		395,134,924
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	336,087	4,120,427
Ashford Hospitality Trust Inc (c)	7,941	23,743
Braemar Hotels & Resorts Inc	88,790	258,379
Chatham Lodging Trust	74,670	575,706
DiamondRock Hospitality Co	308,936	3,101,717
Host Hotels & Resorts Inc	969,525	18,992,995
InnSuites Hospitality Trust	3,050	3,171
Park Hotels & Resorts Inc	306,552	3,467,103
Pebblebrook Hotel Trust	173,953	2,231,817
RLJ Lodging Trust	229,362	1,839,483
Ryman Hospitality Properties Inc	95,536	9,434,180
Service Properties Trust	236,823	544,693
Summit Hotel Properties Inc	161,970	730,485
Sunstone Hotel Investors Inc	291,610	2,706,141
Xenia Hotels & Resorts Inc	143,948	2,199,525
		50,229,565
Industrial REITs - 0.3%
Americold Realty Trust Inc	432,455	5,790,572
EastGroup Properties Inc	80,796	15,861,063
First Industrial Realty Trust Inc	200,797	12,678,323
Industrial Logistics Properties Trust	89,861	526,585
Lineage Inc	86,753	3,515,232
LXP Industrial Trust	89,989	4,459,855
One Liberty Properties Inc	25,574	600,733
Prologis Inc	1,407,372	200,649,027
Rexford Industrial Realty Inc	352,413	13,204,915
STAG Industrial Inc Class A	283,206	11,107,339
Terreno Realty Corp	156,952	10,368,249
		278,761,893
Office REITs - 0.1%
Brandywine Realty Trust	288,359	919,865
BXP Inc	223,528	12,870,742
COPT Defense Properties	171,246	5,442,198
Cousins Properties Inc	254,965	5,904,989
Creative Media & Community Trust Corp (c)	1,064	2,277
Douglas Emmett Inc	255,155	2,523,483
Easterly Government Properties Inc	67,188	1,564,137
Empire State Realty Trust Inc Class A	210,393	1,237,111
Franklin Street Properties Corp	112,586	92,625
Highwoods Properties Inc	167,304	3,762,667
Hudson Pacific Properties Inc (c)	81,905	592,992
JBG SMITH Properties	89,545	1,361,979
Kilroy Realty Corp	165,313	4,929,634
NET Lease Office Properties	21,158	288,595
Orion Properties Inc	77,155	192,116
Peakstone Realty Trust	50,142	1,045,962
Piedmont Realty Trust Inc Class A1 (c)	187,843	1,425,728
Postal Realty Trust Inc Class A (b)	41,931	869,230
SL Green Realty Corp	107,913	3,976,594
Vornado Realty Trust	244,790	6,751,308
		55,754,232
Real Estate Management & Development - 0.2%
Alset Inc (c)	59,624	130,577
Altisource Portfolio Solutions SA (c)	16,600	126,492
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	25,264	8,595
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	25,264	10,990
American Realty Investors Inc (c)	1,977	33,807
American Strategic Investment Co Class A (c)	2,758	22,339
AMREP Corp (c)	4,678	118,166
Avalon GloboCare Corp (c)	2,641	3,934
CBRE Group Inc Class A (c)	443,980	65,558,087
CKX Lands Inc (c)	1,874	20,426
Compass Inc Class A (c)	951,497	9,277,096
Comstock Holding Cos Inc Class A (c)	5,495	64,127
CoStar Group Inc (c)	642,100	28,656,923
Cushman & Wakefield Ltd	350,450	4,699,535
Douglas Elliman Inc (c)	112,242	255,912
eXp World Holdings Inc (b)	137,406	957,720
Fathom Holdings Inc (c)	27,091	27,031
Forestar Group Inc (c)	29,909	858,986
FRP Holdings Inc (c)	20,006	478,944
Howard Hughes Holdings Inc (c)	46,391	3,357,317
InterGroup Corp/The (c)	980	29,429
Jones Lang LaSalle Inc (c)	71,483	22,556,461
JW Mays Inc (c)	666	29,431
Kennedy-Wilson Holdings Inc	181,375	1,973,360
La Rosa Holdings Corp Class A (c)	25	26
Marcus & Millichap Inc	36,582	966,131
Maui Land & Pineapple Co Inc (c)	11,447	188,303
New Concept Energy Inc (c)	2,239	1,846
Newmark Group Inc Class A	240,755	3,495,763
Offerpad Solutions Inc Class A (c)	28,888	22,533
Opendoor Technologies Inc Class A (c)	1,213,202	6,575,555
RE/MAX Holdings Inc Class A (c)	29,911	188,140
RenX Enterprises Corp (b)	2,068	287
RMR Group Inc/The Class A	27,883	456,724
Seaport Entertainment Group Inc (c)	11,438	267,192
Seritage Growth Properties Class A (c)	63,027	186,560
St Joe Co/The	60,260	4,348,964
Star Holdings (c)	17,992	162,288
Stratus Properties Inc (c)	9,890	301,843
Tejon Ranch Co (c)	37,655	663,105
Transcontinental Realty Investors Inc (c)	1,711	62,742
Zillow Group Inc Class A (c)	83,920	3,759,616
Zillow Group Inc Class C (c)	256,469	11,443,647
		172,346,950
Residential REITs - 0.2%
American Homes 4 Rent Class A	494,479	14,834,370
AvalonBay Communities Inc	214,418	38,001,302
Bluerock Homes Trust Inc Class A	5,223	52,752
BRT Apartments Corp	18,307	268,564
Camden Property Trust	161,374	17,483,259
Centerspace	25,401	1,597,723
Clipper Realty Inc	19,819	61,043
Equity LifeStyle Properties Inc	293,776	19,729,996
Equity Residential	525,019	33,186,451
Essex Property Trust Inc	97,656	24,913,022
Independence Realty Trust Inc	362,320	6,003,642
Invitation Homes Inc	855,323	22,529,208
Mid-America Apartment Communities Inc	177,600	23,773,536
NexPoint Residential Trust Inc	33,347	940,052
Sun Communities Inc	176,213	24,046,026
UDR Inc	456,147	17,105,513
UMH Properties Inc	123,490	1,862,229
Veris Residential Inc	124,021	2,337,796
		248,726,484
Retail REITs - 0.3%
Acadia Realty Trust	198,902	4,161,030
Agree Realty Corp	174,056	14,008,027
Alexander's Inc (b)	3,289	771,665
Brixmor Property Group Inc	464,179	14,050,698
CBL & Associates Properties Inc	23,936	904,302
Curbline Properties Corp	149,423	4,155,454
Federal Realty Investment Trust	119,145	12,959,402
FrontView REIT Inc	33,159	549,445
Getty Realty Corp	80,941	2,656,484
InvenTrust Properties Corp	117,724	3,672,989
Kimco Realty Corp	1,027,400	24,195,270
Kite Realty Group Trust	328,586	8,559,665
Macerich Co/The	388,127	7,944,960
NETSTREIT Corp (b)	127,553	2,649,276
NNN REIT Inc	288,555	13,077,313
Phillips Edison & Co Inc	190,666	7,489,360
Realty Income Corp	1,394,389	93,424,063
Regency Centers Corp	249,714	19,727,406
Saul Centers Inc	19,134	652,087
Simon Property Group Inc	494,604	100,825,025
SITE Centers Corp	80,653	496,822
Tanger Inc	174,461	6,465,525
Urban Edge Properties	191,073	4,060,301
Wheeler Real Estate Investment Trust Inc (b)(c)	797	1,514
Whitestone REIT	68,059	1,033,816
		348,491,899
Specialized REITs - 0.8%
American Tower Corp	709,280	136,082,461
Crown Castle Inc	659,893	59,086,819
CubeSmart	346,205	14,242,874
Digital Realty Trust Inc	489,237	86,692,796
EPR Properties	115,640	6,870,172
Equinix Inc	148,757	144,927,995
Extra Space Storage Inc	321,726	48,590,278
Farmland Partners Inc	60,294	786,234
Four Corners Property Trust Inc	161,610	4,124,287
Gaming and Leisure Properties Inc	429,577	21,010,611
Gladstone Land Corp	52,820	648,629
Global Self Storage Inc	17,996	91,779
Iron Mountain Inc	447,845	48,515,049
Lamar Advertising Co Class A	131,685	18,138,292
Millrose Properties Inc Class A	234,035	7,339,338
National Storage Affiliates Trust	107,647	3,769,798
Outfront Media Inc	220,393	6,349,522
Public Storage	239,350	73,494,811
Rayonier Inc	421,190	9,051,373
Safehold Inc	70,304	1,134,707
SBA Communications Corp Class A	161,411	32,469,437
Smartstop Self Storage REIT Inc (b)	87,039	2,902,751
VICI Properties Inc	1,621,377	48,981,799
Weyerhaeuser Co	1,092,649	26,802,680
		802,104,492
TOTAL REAL ESTATE		2,402,190,334
Utilities - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp	389,339	28,164,783
American Electric Power Co Inc	810,974	108,524,541
Constellation Energy Corp	473,130	156,076,124
Duke Energy Corp	1,178,321	154,183,303
Edison International	583,180	43,586,873
Entergy Corp	676,553	72,465,592
Evergy Inc	348,838	29,183,787
Eversource Energy	568,581	43,331,558
Exelon Corp	1,530,925	75,734,860
FirstEnergy Corp	787,553	40,291,211
Genie Energy Ltd Class B	31,837	462,592
Hawaiian Electric Industries Inc (c)	261,323	4,047,893
IDACORP Inc	81,830	11,781,065
MGE Energy Inc	55,368	4,541,283
NextEra Energy Inc	3,155,186	295,861,792
NRG Energy Inc	290,301	51,952,267
OGE Energy Corp	305,465	15,010,550
Oklo Inc Class A (b)(c)	187,003	11,771,839
Otter Tail Corp	63,526	5,406,063
PG&E Corp	3,329,859	63,267,321
Pinnacle West Capital Corp	181,423	18,196,727
Portland General Electric Co	170,528	9,201,691
PPL Corp	1,120,727	43,685,938
Southern Co/The	1,668,310	162,460,028
TXNM Energy Inc	148,265	8,750,600
Xcel Energy Inc	896,157	74,703,648
		1,532,643,929
Gas Utilities - 0.1%
Atmos Energy Corp	242,995	45,389,036
Chesapeake Utilities Corp	35,744	4,860,112
MDU Resources Group Inc	309,032	6,390,782
National Fuel Gas Co	136,874	12,459,640
New Jersey Resources Corp	152,006	8,244,805
Northwest Natural Holding Co	65,698	3,484,622
ONE Gas Inc	90,743	7,934,568
RGC Resources Inc	12,396	273,456
Southwest Gas Holdings Inc	97,223	8,572,152
Spire Inc	89,339	8,184,346
UGI Corp	325,586	12,180,172
		117,973,691
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,078,918	18,643,703
Clearway Energy Inc Class A	78,882	2,841,329
Clearway Energy Inc Class C	103,644	3,970,602
Hallador Energy Co (c)	53,648	975,321
Montauk Renewables Inc (c)	101,107	155,705
Ormat Technologies Inc	92,018	9,542,267
Spruce Power Holding Corp Class A (c)	27,267	109,885
Talen Energy Corp (c)	69,207	25,673,721
Vistra Corp	482,502	83,902,273
		145,814,806
Multi-Utilities - 0.6%
Ameren Corp	409,578	46,396,996
Avista Corp	123,390	5,012,102
Black Hills Corp	114,353	8,423,242
CenterPoint Energy Inc	988,172	42,985,482
CMS Energy Corp	460,861	35,979,418
Consolidated Edison Inc	546,859	61,532,575
Dominion Energy Inc	1,293,826	81,692,174
DTE Energy Co	314,566	46,631,264
NiSource Inc	722,704	34,183,899
Northwestern Energy Group Inc	93,005	6,506,630
Public Service Enterprise Group Inc	756,272	65,092,331
Sempra	988,803	95,192,065
Unitil Corp	27,117	1,418,489
WEC Energy Group Inc	492,717	57,628,180
		588,674,847
Water Utilities - 0.1%
American States Water Co	58,598	4,367,309
American Water Works Co Inc	295,686	40,222,167
Artesian Resources Corp Class A	14,680	497,358
Cadiz Inc (b)(c)	83,839	435,963
California Water Service Group	90,337	4,072,392
Consolidated Water Co Ltd	22,573	854,388
Essential Utilities Inc	429,112	17,151,607
Global Water Resources Inc	21,046	192,780
H2O America	50,497	2,716,234
Middlesex Water Co	27,944	1,508,976
Pure Cycle Corp (c)	35,748	377,856
York Water Co/The	21,787	716,357
		73,113,387
TOTAL UTILITIES		2,458,220,660
TOTAL UNITED STATES		100,423,355,626
TOTAL COMMON STOCKS (Cost $55,592,449,827)		100,886,533,184

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	7,244	13,648
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (b)(d)	1,878	0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (c)(d)	141	0
TOTAL INDUSTRIALS		0
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	1,162	0
Software - 0.0%
SRAX Inc (c)(d)	18,304	0
TOTAL INFORMATION TECHNOLOGY		0
TOTAL UNITED STATES		13,648
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,465)		13,648

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $9,047,334)	3.64	9,115,000	9,048,645

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	10,244,690	10,246,738
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	826,436,558	826,519,202
TOTAL MONEY MARKET FUNDS (Cost $836,765,940)			836,765,940

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $56,438,265,566)	101,732,361,417
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(717,529,445)
NET ASSETS - 100.0%	101,014,831,972

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	130	3/2026	17,125,550	386,144
CME E-Mini S&P 500 Index Contracts (United States)	340	3/2026	117,113,000	622,930
CME E-Mini S&P MidCap 400 Index Contracts (United States)	25	3/2026	8,944,750	331,228

TOTAL FUTURES CONTRACTS				1,340,302
The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,623,652 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,236,931.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,318,219	3,608,604,602	3,640,689,767	2,639,944	13,684	-	10,246,738	10,244,690	0.0%
Fidelity Securities Lending Cash Central Fund	646,123,922	3,093,276,814	2,912,877,516	9,680,138	(4,018)	-	826,519,202	826,436,558	2.3%
Total	688,442,141	6,701,881,416	6,553,567,283	12,320,082	9,666	-	836,765,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	9,798,882,460	9,798,882,460	-	-
Consumer Discretionary	10,027,894,274	10,027,894,274	-	-
Consumer Staples	5,180,154,201	5,180,154,201	-	-
Energy	3,634,055,649	3,634,054,547	1,102	-
Financials	12,913,576,721	12,913,576,721	-	-
Health Care	10,372,823,064	10,372,761,061	13,550	48,453
Industrials	10,776,365,241	10,776,349,801	-	15,440
Information Technology	30,845,444,681	30,845,443,068	-	1,613
Materials	2,476,925,899	2,476,925,486	-	413
Real Estate	2,402,190,334	2,402,190,334	-	-
Utilities	2,458,220,660	2,458,220,660	-	-

Non-Convertible Preferred Stocks
Financials	13,648	13,648	-	-
Health Care	-	-	-	-
Industrials	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	9,048,645	-	9,048,645	-

Money Market Funds	836,765,940	836,765,940	-	-
Total Investments in Securities:	101,732,361,417	101,723,232,201	9,063,297	65,919
Derivative Instruments:

Assets
Futures Contracts	1,340,302	1,340,302	-	-
Total Assets	1,340,302	1,340,302	-	-
Total Derivative Instruments:	1,340,302	1,340,302	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,340,302	-
Total Equity Risk	1,340,302	-
Total Value of Derivatives	1,340,302	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $891,246,176) - See accompanying schedule:
Unaffiliated issuers (cost $55,601,499,626)	$100,895,595,477
Fidelity Central Funds (cost $836,765,940)	836,765,940

Total Investment in Securities (cost $56,438,265,566)		$101,732,361,417
Cash		410,257
Receivable for fund shares sold		2,315,946,254
Dividends receivable		85,152,938
Distributions receivable from Fidelity Central Funds		527,148
Other receivables		414,282
Total assets		104,134,812,296
Liabilities
Payable for investments purchased	$2,287,672,975
Payable for fund shares redeemed	4,780,283
Payable for daily variation margin on futures contracts	586,940
Other payables and accrued expenses	429,381
Collateral on securities loaned	826,510,745
Total liabilities		3,119,980,324
Net Assets		$101,014,831,972
Net Assets consist of:
Paid in capital		$56,621,150,396
Total accumulated earnings (loss)		44,393,681,576
Net Assets		$101,014,831,972
Net Asset Value, offering price and redemption price per share ($101,014,831,972 ÷ 4,505,271,467 shares)		$22.42
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$1,055,241,794
Interest		395,418
Income from Fidelity Central Funds (including $9,680,138 from security lending)		12,320,082
Security lending		106,258
Total income		1,068,063,552
Expenses
Custodian fees and expenses	$483,723
Independent trustees' fees and expenses	319,148
Interest	6,370
Total expenses before reductions	809,241
Expense reductions	(19,245)
Total expenses after reductions		789,996
Net Investment income (loss)		1,067,273,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(148,674,453)
Fidelity Central Funds	9,666
Foreign currency transactions	(365)
Futures contracts	22,075,571
Total net realized gain (loss)		(126,589,581)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,994,241,831
Futures contracts	437,577
Total change in net unrealized appreciation (depreciation)		12,994,679,408
Net gain (loss)		12,868,089,827
Net increase (decrease) in net assets resulting from operations		$13,935,363,383
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,067,273,556	$947,251,081
Net realized gain (loss)	(126,589,581)	397,534,214
Change in net unrealized appreciation (depreciation)	12,994,679,408	10,324,583,086
Net increase (decrease) in net assets resulting from operations	13,935,363,383	11,669,368,381
Distributions to shareholders	(1,088,945,114)	(945,439,399)

Share transactions
Proceeds from sales of shares	18,944,586,934	11,327,083,848
Reinvestment of distributions	1,088,945,114	945,439,399
Cost of shares redeemed	(10,316,641,980)	(10,786,739,812)

Net increase (decrease) in net assets resulting from share transactions	9,716,890,068	1,485,783,435
Total increase (decrease) in net assets	22,563,308,337	12,209,712,417

Net Assets
Beginning of period	78,451,523,635	66,241,811,218
End of period	$101,014,831,972	$78,451,523,635

Other Information
Shares
Sold	922,877,712	610,614,437
Issued in reinvestment of distributions	51,461,824	48,754,420
Redeemed	(510,620,210)	(578,283,790)
Net increase (decrease)	463,719,326	81,085,067

Financial Highlights
Fidelity® Series Total Market Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$19.41	$16.73	$13.20	$14.62	$13.28
Income from Investment Operations
Net investment income (loss) B,C	.25	.24	.24	.22	.20
Net realized and unrealized gain (loss)	3.02	2.68	3.52	(1.41)	1.39
Total from investment operations	3.27	2.92	3.76	(1.19)	1.59
Distributions from net investment income	(.24)	(.24)	(.23)	(.20)	(.19)
Distributions from net realized gain	(.02)	-	-	(.02)	(.06)
Total distributions	(.26)	(.24)	(.23)	(.23) D	(.25)
Net asset value, end of period	$22.42	$19.41	$16.73	$13.20	$14.62
Total Return E	16.94%	17.48%	28.70%	(8.18)%	11.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- %	-%	-%	-%	-%
Expenses net of all reductions, if any H	-%	-%	-%	-%	-%
Net investment income (loss)	1.23%	1.30%	1.62%	1.65%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$101,014,832	$78,451,524	$66,241,811	$50,379,623	$47,734,987
Portfolio turnover rate I	11%	13%	13%	15%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, futures contracts, passive foreign investment companies (PFIC), deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$48,378,705,249
Gross unrealized depreciation	(4,160,648,046)
Net unrealized appreciation (depreciation)	$44,218,057,203
Tax Cost	$57,514,304,214

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$175,624,374
Net unrealized appreciation (depreciation) on securities and other investments	$44,218,057,203

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$1,076,421,791	$ 945,439,399
Long-term Capital Gains	12,523,323	-
Total	$1,088,945,114	$ 945,439,399
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	19,225,423,997	9,247,780,821
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Total Market Index Fund	$385,663

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Total Market Index Fund	Borrower	17,552,000	4.35%	6,370

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Total Market Index Fund	8,131,619	365,251	(42,310)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Total Market Index Fund	971,730	88,697	7,525,731

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Total Market Index Fund	113,143,172
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,245.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates 70% and 87% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 67.74% and 90.86% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.13% and 8.22% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892981.106
STX-ANN-0426
Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® 500 Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	25,423	2,566,706
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	34,534	7,839,563
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	40,275	9,269,291
UNITED STATES - 99.2%
Communication Services - 10.5%
Diversified Telecommunication Services - 0.9%
AT&T Inc	970,228	27,176,086
Comcast Corp Class A	497,405	15,399,659
Verizon Communications Inc	577,019	28,931,733
		71,507,478
Entertainment - 1.4%
Electronic Arts Inc	30,601	6,137,643
Liberty Media Corp-Liberty Formula One Class A (b)	3,100	261,546
Liberty Media Corp-Liberty Formula One Class C (b)	30,538	2,796,975
Live Nation Entertainment Inc (b)	21,442	3,476,606
Netflix Inc (b)	580,075	55,826,418
ROBLOX Corp Class A (b)	89,360	6,135,458
Take-Two Interactive Software Inc (b)	23,816	5,036,608
Walt Disney Co/The	244,447	25,921,160
Warner Bros Discovery Inc (b)	339,355	9,559,630
		115,152,044
Interactive Media & Services - 7.9%
Alphabet Inc Class A	793,867	247,495,977
Alphabet Inc Class C	638,894	198,970,758
Meta Platforms Inc Class A	298,094	193,218,569
Pinterest Inc Class A (b)	78,795	1,349,758
		641,035,062
Media - 0.1%
Charter Communications Inc Class A (b)	11,958	2,805,706
Fox Corp Class A	28,010	1,578,083
Fox Corp Class B	20,678	1,069,673
Omnicom Group Inc	43,352	3,697,492
Trade Desk Inc (The) Class A (b)	61,487	1,464,620
		10,615,574
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	65,870	14,299,718
TOTAL COMMUNICATION SERVICES		852,609,876
Consumer Discretionary - 9.8%
Automobile Components - 0.0%
Aptiv PLC (b)	29,491	2,168,768
Automobiles - 2.1%
Ford Motor Co	537,831	7,578,038
General Motors Co	127,705	10,051,661
Tesla Inc (b)	384,568	154,792,466
		172,422,165
Broadline Retail - 3.5%
Amazon.com Inc (b)	1,331,464	279,607,440
eBay Inc	61,695	5,605,608
		285,213,048
Distributors - 0.1%
Genuine Parts Co	18,920	2,256,399
LKQ Corp	36,212	1,198,979
Pool Corp	4,331	983,917
		4,439,295
Diversified Consumer Services - 0.0%
Liberty Live Holdings Inc Class A	2,611	253,371
Liberty Live Holdings Inc Class C	6,711	668,752
		922,123
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	58,481	7,901,368
Booking Holdings Inc	4,413	18,708,252
Carnival Corp	148,616	4,688,835
Chipotle Mexican Grill Inc (b)	179,971	6,698,521
Darden Restaurants Inc	15,764	3,371,131
Domino's Pizza Inc	4,307	1,733,610
DoorDash Inc Class A (b)	51,247	9,043,558
DraftKings Inc Class A (b)	69,347	1,653,231
Expedia Group Inc Class A	15,785	3,404,667
Flutter Entertainment PLC (b)	23,693	2,514,775
Hilton Worldwide Holdings Inc	31,862	9,933,934
Las Vegas Sands Corp	41,608	2,360,006
Marriott International Inc/MD Class A1	30,504	10,424,132
McDonald's Corp	97,512	33,257,443
Royal Caribbean Cruises Ltd	34,721	10,796,842
Starbucks Corp	155,644	15,256,225
Yum! Brands Inc	37,816	6,359,139
		148,105,669
Household Durables - 0.3%
DR Horton Inc	37,707	6,047,826
Garmin Ltd	22,334	5,646,705
Lennar Corp Class A	29,195	3,338,740
Lennar Corp Class B	1,903	203,107
NVR Inc (b)	385	2,894,349
PulteGroup Inc	26,890	3,689,308
		21,820,035
Specialty Retail - 1.8%
AutoZone Inc (b)	2,281	8,566,478
Best Buy Co Inc	27,027	1,674,863
Burlington Stores Inc (b)	8,498	2,607,781
CarMax Inc (b)	19,409	837,887
Carvana Co Class A (b)	19,257	6,434,919
Home Depot Inc/The	136,209	51,857,490
Lowe's Cos Inc	76,726	20,299,398
O'Reilly Automotive Inc (b)	115,525	10,845,487
Ross Stores Inc	44,558	9,162,907
TJX Cos Inc/The	152,258	24,614,028
Tractor Supply Co	72,865	3,777,322
Ulta Beauty Inc (b)	6,164	4,221,046
Williams-Sonoma Inc	16,855	3,466,231
		148,365,837
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	19,943	2,338,716
Lululemon Athletica Inc (b)	14,725	2,726,628
NIKE Inc Class B	162,951	10,132,293
		15,197,637
TOTAL CONSUMER DISCRETIONARY		798,654,577
Consumer Staples - 5.3%
Beverages - 1.1%
Coca-Cola Co/The	529,980	43,225,169
Constellation Brands Inc Class A	19,119	3,018,125
Keurig Dr Pepper Inc	185,248	5,609,309
Monster Beverage Corp (b)	97,714	8,335,004
PepsiCo Inc	187,198	31,774,989
		91,962,596
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	60,675	61,329,683
Dollar General Corp	30,152	4,710,948
Dollar Tree Inc (b)	25,691	3,249,398
Kroger Co/The	83,153	5,674,361
Sprouts Farmers Market Inc (b)	12,872	950,855
Sysco Corp	65,219	5,945,364
Target Corp	62,492	7,110,965
Walmart Inc	600,291	76,807,233
		165,778,807
Food Products - 0.4%
Archer-Daniels-Midland Co	65,827	4,544,696
Bunge Global SA	18,544	2,237,334
Conagra Brands Inc	67,387	1,297,199
General Mills Inc	73,896	3,342,316
Hershey Co/The	20,299	4,796,248
JM Smucker Co	14,812	1,717,451
Kraft Heinz Co/The	115,863	2,851,388
McCormick & Co Inc/MD	34,563	2,455,356
Mondelez International Inc	176,534	10,870,964
Tyson Foods Inc Class A	38,647	2,511,669
		36,624,621
Household Products - 0.9%
Church & Dwight Co Inc	32,572	3,415,500
Clorox Co/The	16,768	2,132,219
Colgate-Palmolive Co	110,451	10,950,112
Kimberly-Clark Corp	45,397	5,059,042
Procter & Gamble Co/The	319,796	53,469,891
		75,026,764
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	33,306	3,646,008
Kenvue Inc	261,737	5,004,411
		8,650,419
Tobacco - 0.7%
Altria Group Inc	229,838	15,868,016
Philip Morris International Inc	213,109	39,815,154
		55,683,170
TOTAL CONSUMER STAPLES		433,726,377
Energy - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	135,358	8,833,463
Halliburton Co	113,701	4,093,236
SLB Ltd	204,914	10,520,285
		23,446,984
Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Inc	29,291	6,904,767
Chevron Corp	259,144	48,397,733
ConocoPhillips	169,288	19,207,416
Coterra Energy Inc	103,525	3,166,830
Devon Energy Corp	86,479	3,764,431
Diamondback Energy Inc	25,607	4,457,667
EOG Resources Inc	74,474	9,240,734
EQT Corp	85,275	5,237,591
Expand Energy Corp	32,224	3,477,614
Exxon Mobil Corp	577,332	88,043,131
Kinder Morgan Inc	268,420	8,930,333
Marathon Petroleum Corp	41,222	8,170,613
Occidental Petroleum Corp	98,347	5,220,259
ONEOK Inc	85,562	7,081,967
Ovintiv Inc	35,031	1,772,218
Phillips 66	55,204	8,519,633
Targa Resources Corp	29,214	6,888,661
Texas Pacific Land Corp	7,846	4,113,579
Valero Energy Corp	41,811	8,556,203
Williams Cos Inc/The	167,349	12,504,317
		263,655,697
TOTAL ENERGY		287,102,681
Financials - 12.4%
Banks - 3.4%
Bank of America Corp	919,073	45,797,408
Citigroup Inc	244,779	26,972,198
Citizens Financial Group Inc	59,335	3,571,374
Fifth Third Bancorp	90,368	4,470,505
First Citizens BancShares Inc/NC Class A	1,369	2,598,566
Huntington Bancshares Inc/OH	217,207	3,649,078
JPMorgan Chase & Co	372,522	111,868,357
KeyCorp	126,339	2,620,270
M&T Bank Corp	21,011	4,558,967
PNC Financial Services Group Inc/The	53,620	11,386,207
Regions Financial Corp	121,209	3,373,246
Truist Financial Corp	175,277	8,642,909
US Bancorp	212,530	11,616,890
Wells Fargo & Co	429,451	34,978,784
		276,104,759
Capital Markets - 3.2%
Ameriprise Financial Inc	12,658	5,950,779
Ares Management Corp Class A	28,466	3,188,477
Bank of New York Mellon Corp/The	95,424	11,364,998
Blackrock Inc	19,743	20,991,350
Blackstone Inc	101,027	11,453,431
Cboe Global Markets Inc	14,418	4,321,363
Charles Schwab Corp/The	228,611	21,763,767
CME Group Inc Class A	49,371	15,774,035
Coinbase Global Inc Class A (b)	31,201	5,486,696
FactSet Research Systems Inc	4,951	1,073,425
Goldman Sachs Group Inc/The	41,049	35,284,489
Interactive Brokers Group Inc Class A	61,030	4,344,726
Intercontinental Exchange Inc	78,067	12,813,137
KKR & Co Inc Class A	94,046	8,245,953
LPL Financial Holdings Inc	10,820	3,250,112
Moody's Corp	21,018	10,037,987
Morgan Stanley	165,276	27,520,107
MSCI Inc	10,249	5,860,686
Nasdaq Inc	61,610	5,395,804
Northern Trust Corp	26,147	3,741,374
Raymond James Financial Inc	24,337	3,725,508
Robinhood Markets Inc Class A (b)	107,918	8,185,580
S&P Global Inc	42,434	18,750,736
State Street Corp	38,171	4,909,554
T Rowe Price Group Inc	29,690	2,809,565
Tradeweb Markets Inc Class A	16,073	1,981,077
		258,224,716
Consumer Finance - 0.5%
American Express Co	73,471	22,695,192
Capital One Financial Corp	86,931	17,007,181
Synchrony Financial	49,805	3,442,023
		43,144,396
Financial Services - 3.6%
Apollo Global Management Inc	63,848	6,678,501
Berkshire Hathaway Inc Class B (b)	250,946	126,715,183
Block Inc Class A (b)	75,563	4,813,363
Corpay Inc (b)	9,529	3,097,878
Fidelity National Information Services Inc	71,722	3,654,953
Fiserv Inc (b)	73,804	4,597,251
Global Payments Inc	32,282	2,468,282
Jack Henry & Associates Inc	10,073	1,636,460
Mastercard Inc Class A	112,200	58,030,962
PayPal Holdings Inc	127,866	5,908,688
Visa Inc Class A	230,932	73,930,570
		291,532,091
Insurance - 1.7%
AFLAC Inc	64,675	7,303,748
Allstate Corp/The	35,949	7,711,779
American International Group Inc	73,447	5,911,749
Aon PLC	29,424	9,870,869
Arch Capital Group Ltd (b)	49,347	4,942,102
Arthur J Gallagher & Co	35,282	8,051,352
Brown & Brown Inc	39,942	2,868,634
Chubb Ltd	50,066	17,065,498
Cincinnati Financial Corp	21,584	3,539,344
Everest Group Ltd	5,779	1,938,797
Fidelity National Financial Inc	35,152	1,858,838
Hartford Insurance Group Inc/The	37,975	5,348,019
Markel Group Inc (b)	1,742	3,610,243
Marsh & McLennan Cos Inc	67,029	12,516,995
MetLife Inc	75,333	5,429,249
Principal Financial Group Inc	27,284	2,603,439
Progressive Corp/The	80,191	17,133,610
Prudential Financial Inc	47,807	4,703,253
Travelers Companies Inc/The	30,497	9,412,594
W R Berkley Corp	40,793	2,924,858
Willis Towers Watson PLC	13,208	4,030,685
		138,775,655
TOTAL FINANCIALS		1,007,781,617
Health Care - 9.9%
Biotechnology - 1.9%
AbbVie Inc	241,855	56,129,708
Alnylam Pharmaceuticals Inc (b)	18,003	5,993,559
Amgen Inc	73,684	28,601,181
Biogen Inc (b)	20,185	3,871,887
BioMarin Pharmaceutical Inc (b)	26,656	1,645,475
Gilead Sciences Inc	169,762	25,286,050
Insmed Inc (b)	29,236	4,365,812
Natera Inc (b)	19,005	3,953,800
Regeneron Pharmaceuticals Inc	13,795	10,783,138
Vertex Pharmaceuticals Inc (b)	34,713	17,246,460
		157,877,070
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	238,040	27,695,954
Align Technology Inc (b)	9,238	1,756,144
Baxter International Inc	71,661	1,459,734
Becton Dickinson & Co	39,448	6,961,783
Boston Scientific Corp (b)	202,983	15,599,244
Cooper Cos Inc/The (b)	27,224	2,277,832
Dexcom Inc (b)	52,863	3,881,730
Edwards Lifesciences Corp (b)	79,098	6,839,604
GE HealthCare Technologies Inc	62,252	5,245,976
Hologic Inc (b)	30,484	2,297,274
IDEXX Laboratories Inc (b)	10,989	7,216,806
Insulet Corp (b)	9,621	2,372,635
Intuitive Surgical Inc (b)	48,522	24,431,312
Medtronic PLC	175,576	17,146,752
ResMed Inc	19,952	5,112,900
STERIS PLC	13,289	3,353,479
Stryker Corp	47,122	18,257,890
Zimmer Biomet Holdings Inc	27,009	2,658,766
		154,565,815
Health Care Providers & Services - 1.6%
Cardinal Health Inc	32,623	7,478,170
Cencora Inc	26,563	9,885,155
Centene Corp (b)	63,700	2,858,856
Cigna Group/The	36,587	10,603,644
CVS Health Corp	173,824	13,888,538
Elevance Health Inc	30,437	9,739,840
HCA Healthcare Inc	21,878	11,588,777
Humana Inc	16,368	3,118,759
Labcorp Holdings Inc	11,270	3,258,382
McKesson Corp	16,901	16,687,540
Molina Healthcare Inc (b)	6,792	1,046,308
Quest Diagnostics Inc	15,176	3,215,946
UnitedHealth Group Inc	123,993	36,363,427
		129,733,342
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	20,416	3,715,916
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	38,745	4,702,868
Avantor Inc (b)	90,129	815,667
Danaher Corp	85,969	18,108,510
Illumina Inc (b)	20,884	2,808,063
IQVIA Holdings Inc (b)	23,471	4,196,850
Mettler-Toledo International Inc (b)	2,816	3,848,599
Revvity Inc	15,796	1,552,905
Thermo Fisher Scientific Inc	51,391	26,780,364
Waters Corp (b)	13,488	4,307,797
West Pharmaceutical Services Inc	9,832	2,500,671
		69,622,294
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	278,505	17,370,357
Eli Lilly & Co	108,686	114,336,585
Johnson & Johnson	329,710	81,909,855
Merck & Co Inc	339,643	42,054,596
Pfizer Inc	777,604	21,500,751
Royalty Pharma PLC Class A	51,480	2,378,891
Viatris Inc	157,177	2,346,653
Zoetis Inc Class A	60,512	7,933,123
		289,830,811
TOTAL HEALTH CARE		805,345,248
Industrials - 9.2%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (b)	10,794	5,854,666
Boeing Co (b)	107,175	24,385,528
GE Aerospace	144,364	49,410,023
General Dynamics Corp	34,700	12,389,635
HEICO Corp	5,734	1,831,784
HEICO Corp Class A	10,300	2,473,133
Howmet Aerospace Inc	55,030	14,447,026
L3Harris Technologies Inc	25,638	9,346,077
Lockheed Martin Corp	27,876	18,344,638
Northrop Grumman Corp	18,369	13,306,136
RTX Corp	183,501	37,180,973
Textron Inc	24,084	2,375,886
TransDigm Group Inc	7,713	10,048,419
		201,393,924
Air Freight & Logistics - 0.3%
Expeditors International of Washington Inc	18,312	2,655,789
FedEx Corp	29,715	11,499,705
United Parcel Service Inc Class B	101,103	11,723,904
		25,879,398
Building Products - 0.5%
Builders FirstSource Inc (b)	15,330	1,598,766
Carlisle Cos Inc	5,698	2,249,399
Carrier Global Corp	108,794	7,006,334
Johnson Controls International plc	83,473	12,045,154
Lennox International Inc (c)	4,359	2,484,368
Masco Corp	28,453	2,037,804
Trane Technologies PLC	30,293	14,005,060
		41,426,885
Commercial Services & Supplies - 0.4%
Cintas Corp	46,775	9,407,856
Copart Inc (b)	121,953	4,645,190
Republic Services Inc	27,419	6,278,951
Veralto Corp	33,706	3,283,975
Waste Management Inc	50,788	12,231,782
		35,847,754
Construction & Engineering - 0.1%
Quanta Services Inc	20,392	11,482,327
Electrical Equipment - 1.2%
AMETEK Inc	31,630	7,566,529
Eaton Corp PLC	53,116	19,967,367
Emerson Electric Co	76,839	11,583,479
GE Vernova Inc	37,129	32,435,894
Hubbell Inc	7,321	3,745,643
Rockwell Automation Inc	15,293	6,231,133
Vertiv Holdings Co Class A	52,309	13,333,041
		94,863,086
Ground Transportation - 0.9%
CSX Corp	254,905	10,881,894
JB Hunt Transport Services Inc	10,297	2,403,423
Norfolk Southern Corp	30,702	9,663,147
Old Dominion Freight Line Inc	25,157	5,108,129
Uber Technologies Inc (b)	284,419	21,450,881
Union Pacific Corp	81,186	21,512,667
		71,020,141
Industrial Conglomerates - 0.4%
3M Co	72,665	12,012,978
Honeywell International Inc	86,854	21,156,766
		33,169,744
Machinery - 1.8%
Caterpillar Inc	64,039	47,570,090
Cummins Inc	18,874	11,019,962
Deere & Co	34,402	21,663,283
Dover Corp	18,829	4,245,940
Fortive Corp	43,367	2,567,326
IDEX Corp	10,274	2,152,095
Illinois Tool Works Inc	36,079	10,485,640
Ingersoll Rand Inc	49,194	4,631,123
Otis Worldwide Corp	53,252	4,929,005
PACCAR Inc	71,892	9,064,862
Parker-Hannifin Corp	17,248	17,406,337
Snap-on Inc	7,080	2,727,358
Stanley Black & Decker Inc	21,351	1,846,648
Westinghouse Air Brake Technologies Corp	23,259	6,139,213
Xylem Inc/NY	33,441	4,332,616
		150,781,498
Passenger Airlines - 0.2%
Delta Air Lines Inc	88,480	5,813,136
Southwest Airlines Co	71,387	3,516,524
United Airlines Holdings Inc (b)	44,311	4,710,259
		14,039,919
Professional Services - 0.5%
Amentum Holdings Inc (b)	20,266	605,345
Automatic Data Processing Inc	55,491	11,895,052
Booz Allen Hamilton Holding Corp Class A	16,036	1,264,118
Broadridge Financial Solutions Inc	15,890	2,953,474
Equifax Inc	16,596	3,467,900
Jacobs Solutions Inc	16,373	2,257,182
Leidos Holdings Inc	17,372	3,041,837
Paychex Inc	44,616	4,178,288
SS&C Technologies Holdings Inc	28,852	2,172,267
TransUnion	26,717	2,098,620
Verisk Analytics Inc	19,272	4,000,289
		37,934,372
Trading Companies & Distributors - 0.4%
Fastenal Co	157,787	7,264,513
Ferguson Enterprises Inc	26,963	7,030,872
United Rentals Inc	8,735	7,337,400
Watsco Inc	4,810	2,007,357
WW Grainger Inc	6,020	6,891,275
		30,531,417
TOTAL INDUSTRIALS		748,370,465
Information Technology - 32.1%
Communications Equipment - 0.9%
Arista Networks Inc (b)	141,308	18,864,618
Cisco Systems Inc	539,265	42,849,997
F5 Inc (b)	7,912	2,147,000
Motorola Solutions Inc	22,793	10,992,152
		74,853,767
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	167,512	24,466,803
CDW Corp/DE	17,853	2,189,492
Corning Inc	106,767	16,055,621
Jabil Inc	14,725	3,901,978
Keysight Technologies Inc (b)	23,444	7,205,045
Ralliant Corp	14,969	686,926
Teledyne Technologies Inc (b)	6,447	4,391,052
Zebra Technologies Corp Class A (b)	7,012	1,570,408
		60,467,325
IT Services - 1.0%
Accenture PLC Class A	84,764	17,691,942
Akamai Technologies Inc (b)	19,741	1,942,317
Cloudflare Inc Class A (b)	43,349	7,464,264
Cognizant Technology Solutions Corp Class A	66,434	4,280,343
Gartner Inc (b)	10,076	1,583,947
GoDaddy Inc Class A (b)	18,770	1,635,993
IBM Corporation	127,884	30,719,016
MongoDB Inc Class A (b)	10,996	3,611,856
Okta Inc Class A (b)	23,240	1,684,900
Snowflake Inc (b)	46,571	7,843,022
Twilio Inc Class A (b)	20,765	2,511,734
VeriSign Inc	11,389	2,596,009
		83,565,343
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices Inc (b)	222,828	44,612,394
Analog Devices Inc	67,337	23,957,831
Applied Materials Inc	109,040	40,595,592
Broadcom Inc	646,331	206,535,072
Entegris Inc	20,631	2,732,576
First Solar Inc (b)	14,535	2,866,302
Intel Corp (b)	613,704	27,991,039
KLA Corp	17,984	27,417,507
Lam Research Corp	171,909	40,207,796
Marvell Technology Inc	118,084	9,646,282
Microchip Technology Inc	73,703	5,501,192
Micron Technology Inc	153,629	63,351,991
Monolithic Power Systems Inc	6,576	7,514,658
NVIDIA Corp	3,325,827	589,303,287
ON Semiconductor Corp (b)	55,507	3,690,105
Qnity Electronics Inc	28,527	3,616,083
QUALCOMM Inc	146,593	20,868,979
Teradyne Inc	21,308	6,819,199
Texas Instruments Inc	124,363	26,378,636
		1,153,606,521
Software - 8.2%
Adobe Inc (b)	57,307	15,037,930
AppLovin Corp Class A (b)	37,047	16,106,924
Atlassian Corp Class A (b)	23,211	1,743,842
Autodesk Inc (b)	29,050	7,142,524
Cadence Design Systems Inc (b)	37,257	11,229,260
Crowdstrike Holdings Inc Class A (b)	34,348	12,776,769
Datadog Inc Class A (b)	44,467	4,978,525
Docusign Inc (b)	26,592	1,198,501
Fair Isaac Corp (b)	3,256	4,588,876
Fortinet Inc (b)	86,057	6,801,085
Gen Digital Inc	77,836	1,756,759
HubSpot Inc (b)	7,258	1,919,814
Intuit Inc	38,164	15,610,221
Microsoft Corp	1,017,229	399,506,518
Oracle Corp	230,212	33,472,825
Palantir Technologies Inc Class A (b)	312,647	42,892,042
Palo Alto Networks Inc (b)	93,621	13,942,039
PTC Inc (b)	16,354	2,560,873
Roper Technologies Inc	14,748	5,157,818
Salesforce Inc	130,313	25,383,669
Servicenow Inc (b)	142,004	15,337,852
Strategy Inc Class A (b)	36,647	4,745,787
Synopsys Inc (b)	25,426	10,526,364
Trimble Inc (b)	32,623	2,181,500
Tyler Technologies Inc (b)	5,937	2,105,795
Workday Inc Class A (b)	29,882	3,997,016
Zoom Communications Inc Class A (b)	36,127	2,671,230
Zscaler Inc (b)	13,867	2,038,310
		667,410,668
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	2,022,333	534,259,933
Dell Technologies Inc Class C	41,231	6,105,486
Hewlett Packard Enterprise Co	182,087	3,909,408
HP Inc	127,910	2,429,011
NetApp Inc	27,181	2,691,734
Seagate Technology Holdings PLC	29,818	12,160,973
Super Micro Computer Inc (b)	68,781	2,227,817
Western Digital Corp	46,790	13,087,163
		576,871,525
TOTAL INFORMATION TECHNOLOGY		2,616,775,149
Materials - 2.2%
Chemicals - 1.2%
Air Products and Chemicals Inc	30,496	8,406,832
CF Industries Holdings Inc	21,421	2,132,246
Corteva Inc	92,741	7,430,409
Dow Inc	96,707	2,971,806
DuPont de Nemours Inc	56,946	2,849,578
Eastman Chemical Co	16,090	1,214,955
Ecolab Inc	34,871	10,752,473
International Flavors & Fragrances Inc	34,799	2,861,522
Linde PLC	63,900	32,466,312
LyondellBasell Industries NV Class A1	35,365	2,034,195
PPG Industries Inc	30,851	3,803,003
Sherwin-Williams Co/The	31,547	11,438,627
Solstice Advanced Materials Inc	22,003	1,727,456
		90,089,414
Construction Materials - 0.3%
Amrize Ltd (United States)	70,712	4,595,573
CRH PLC	91,711	11,003,486
Martin Marietta Materials Inc	8,211	5,555,316
Vulcan Materials Co	18,004	5,581,240
		26,735,615
Containers & Packaging - 0.2%
Amcor PLC	62,951	3,048,717
Avery Dennison Corp	10,566	2,074,633
Ball Corp	36,476	2,448,634
International Paper Co	71,614	3,118,790
Packaging Corp of America	12,220	2,836,751
Smurfit Westrock PLC	70,840	3,330,188
		16,857,713
Metals & Mining - 0.5%
Freeport-McMoRan Inc	196,562	13,381,941
Newmont Corp	149,404	19,422,520
Nucor Corp	31,154	5,510,520
Reliance Inc	7,135	2,252,091
Steel Dynamics Inc	18,923	3,654,599
		44,221,671
TOTAL MATERIALS		177,904,413
Real Estate - 1.9%
Diversified REITs - 0.0%
WP Carey Inc	30,120	2,248,458
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	20,547	1,110,359
Healthpeak Properties Inc	96,366	1,703,751
Ventas Inc	64,322	5,541,984
Welltower Inc	93,949	19,458,717
		27,814,811
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	88,520	1,734,107
Industrial REITs - 0.2%
Prologis Inc	127,061	18,115,087
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	40,153	5,928,992
CoStar Group Inc (b)	57,864	2,582,470
		8,511,462
Residential REITs - 0.2%
AvalonBay Communities Inc	19,163	3,396,258
Equity Residential	46,993	2,970,428
Essex Property Trust Inc	8,820	2,250,070
Invitation Homes Inc	77,584	2,043,563
Mid-America Apartment Communities Inc	16,050	2,148,453
Sun Communities Inc	15,972	2,179,539
UDR Inc	41,807	1,567,762
		16,556,073
Retail REITs - 0.2%
Realty Income Corp	125,785	8,427,595
Simon Property Group Inc	44,485	9,068,267
		17,495,862
Specialized REITs - 0.9%
American Tower Corp	64,150	12,307,819
Crown Castle Inc	59,609	5,337,390
Digital Realty Trust Inc	44,389	7,865,731
Equinix Inc	13,437	13,091,132
Extra Space Storage Inc	29,188	4,408,264
Gaming and Leisure Properties Inc	39,053	1,910,081
Iron Mountain Inc	40,517	4,389,207
Public Storage	21,602	6,633,110
SBA Communications Corp Class A	14,591	2,935,126
VICI Properties Inc	145,045	4,381,809
Weyerhaeuser Co	99,154	2,432,248
		65,691,917
TOTAL REAL ESTATE		158,167,777
Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	35,089	2,538,338
American Electric Power Co Inc	73,431	9,826,536
Constellation Energy Corp	42,737	14,098,082
Duke Energy Corp	106,506	13,936,310
Edison International	53,072	3,966,601
Entergy Corp	61,487	6,585,873
Evergy Inc	31,386	2,625,753
Eversource Energy	50,724	3,865,676
Exelon Corp	137,522	6,803,213
FirstEnergy Corp	70,387	3,600,999
NextEra Energy Inc	284,992	26,723,700
NRG Energy Inc	26,293	4,705,395
PG&E Corp	299,778	5,695,782
PPL Corp	101,964	3,974,557
Southern Co/The	150,636	14,668,934
Xcel Energy Inc	81,386	6,784,337
		130,400,086
Gas Utilities - 0.1%
Atmos Energy Corp	22,063	4,121,148
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	43,770	7,611,165
Multi-Utilities - 0.6%
Ameren Corp	37,246	4,219,227
CenterPoint Energy Inc	89,955	3,913,043
CMS Energy Corp	41,258	3,221,012
Consolidated Edison Inc	49,269	5,543,748
Dominion Energy Inc	117,411	7,413,331
DTE Energy Co	28,598	4,239,368
NiSource Inc	64,764	3,063,336
Public Service Enterprise Group Inc	67,900	5,844,153
Sempra	89,551	8,621,075
WEC Energy Group Inc	44,464	5,200,509
		51,278,802
Water Utilities - 0.0%
American Water Works Co Inc	26,421	3,594,048
TOTAL UTILITIES		197,005,249
TOTAL UNITED STATES		8,083,443,429
TOTAL COMMON STOCKS (Cost $5,140,019,698)		8,103,118,989

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $14,888,645)	3.64	15,000,000	14,890,804

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	21,941,338	21,945,726
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	555,977	556,033
TOTAL MONEY MARKET FUNDS (Cost $22,501,759)			22,501,759

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,177,410,102)	8,140,511,552
NET OTHER ASSETS (LIABILITIES) - 0.2%	12,799,593
NET ASSETS - 100.0%	8,153,311,145

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	146	3/2026	50,289,700	180,946

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,115,156.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,492,719	914,897,657	916,440,304	2,510,742	(4,346)	-	21,945,726	21,941,338	0.0%
Fidelity Securities Lending Cash Central Fund	4,867,807	80,328,915	84,641,222	7,539	533	-	556,033	555,977	0.0%
Total	28,360,526	995,226,572	1,001,081,526	2,518,281	(3,813)	-	22,501,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	852,609,876	852,609,876	-	-
Consumer Discretionary	798,654,577	798,654,577	-	-
Consumer Staples	433,726,377	433,726,377	-	-
Energy	287,102,681	287,102,681	-	-
Financials	1,007,781,617	1,007,781,617	-	-
Health Care	805,345,248	805,345,248	-	-
Industrials	750,937,171	750,937,171	-	-
Information Technology	2,633,884,003	2,633,884,003	-	-
Materials	177,904,413	177,904,413	-	-
Real Estate	158,167,777	158,167,777	-	-
Utilities	197,005,249	197,005,249	-	-

U.S. Treasury Obligations	14,890,804	-	14,890,804	-

Money Market Funds	22,501,759	22,501,759	-	-
Total Investments in Securities:	8,140,511,552	8,125,620,748	14,890,804	-
Derivative Instruments:

Assets
Futures Contracts	180,946	180,946	-	-
Total Assets	180,946	180,946	-	-
Total Derivative Instruments:	180,946	180,946	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	180,946	-
Total Equity Risk	180,946	-
Total Value of Derivatives	180,946	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $569,940) - See accompanying schedule:
Unaffiliated issuers (cost $5,154,908,343)	$8,118,009,793
Fidelity Central Funds (cost $22,501,759)	22,501,759

Total Investment in Securities (cost $5,177,410,102)		$8,140,511,552
Receivable for fund shares sold		12,124,811
Dividends receivable		7,200,047
Distributions receivable from Fidelity Central Funds		498,017
Other receivables		11,927
Total assets		8,160,346,354
Liabilities
Payable to custodian bank	$5
Payable for fund shares redeemed	6,282,984
Payable for daily variation margin on futures contracts	196,720
Collateral on securities loaned	555,500
Total liabilities		7,035,209
Net Assets		$8,153,311,145
Net Assets consist of:
Paid in capital		$5,267,316,738
Total accumulated earnings (loss)		2,885,994,407
Net Assets		$8,153,311,145
Net Asset Value, offering price and redemption price per share ($8,153,311,145 ÷ 278,777,987 shares)		$29.25
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$83,399,616
Interest		184,250
Income from Fidelity Central Funds (including $7,539 from security lending)		2,518,281
Total income		86,102,147
Expenses
Independent trustees' fees and expenses	$24,930
Total expenses before reductions	24,930
Expense reductions	(1,142)
Total expenses after reductions		23,788
Net Investment income (loss)		86,078,359
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(42,853,765)
Redemptions in-kind	144,326,528
Fidelity Central Funds	(3,813)
Futures contracts	3,941,791
Total net realized gain (loss)		105,410,741
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	878,994,463
Futures contracts	(13,664)
Total change in net unrealized appreciation (depreciation)		878,980,799
Net gain (loss)		984,391,540
Net increase (decrease) in net assets resulting from operations		$1,070,469,899
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$86,078,359	$68,511,380
Net realized gain (loss)	105,410,741	8,886,939
Change in net unrealized appreciation (depreciation)	878,980,799	768,219,507
Net increase (decrease) in net assets resulting from operations	1,070,469,899	845,617,826
Distributions to shareholders	(81,717,802)	(67,272,728)

Share transactions
Proceeds from sales of shares	3,056,061,436	2,006,000,725
Reinvestment of distributions	61,930,435	50,108,426
Cost of shares redeemed	(1,734,921,464)	(1,403,718,358)

Net increase (decrease) in net assets resulting from share transactions	1,383,070,407	652,390,793
Total increase (decrease) in net assets	2,371,822,504	1,430,735,891

Net Assets
Beginning of period	5,781,488,641	4,350,752,750
End of period	$8,153,311,145	$5,781,488,641

Other Information
Shares
Sold	113,704,669	83,703,048
Issued in reinvestment of distributions	2,333,464	2,082,609
Redeemed	(64,428,251)	(58,387,743)
Net increase (decrease)	51,609,882	27,397,914

Financial Highlights
Fidelity Flex® 500 Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$25.45	$21.78	$16.96	$18.69	$16.28
Income from Investment Operations
Net investment income (loss) B,C	.34	.32	.31	.29	.26
Net realized and unrealized gain (loss)	3.78	3.67	4.81	(1.74)	2.41
Total from investment operations	4.12	3.99	5.12	(1.45)	2.67
Distributions from net investment income	(.32)	(.32)	(.30)	(.28)	(.24)
Distributions from net realized gain	-	-	-	-	(.02)
Total distributions	(.32)	(.32)	(.30)	(.28)	(.26)
Net asset value, end of period	$29.25	$25.45	$21.78	$16.96	$18.69
Total Return D	16.35%	18.39%	30.49%	(7.73)%	16.38%
Ratios to Average Net Assets C,E,F
Expenses before reductions	-% G	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.24%	1.34%	1.64%	1.67%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$8,153,311	$5,781,489	$4,350,753	$2,919,224	$2,760,531
Portfolio turnover rate H	4 % I	2% I	2%	5%	2%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, future contracts, redemptions in-kind, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,198,849,234
Gross unrealized depreciation	(289,406,090)
Net unrealized appreciation (depreciation)	$2,909,443,144
Tax Cost	$5,231,068,408

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,560,140
Capital loss carryforward	$(39,008,877)
Net unrealized appreciation (depreciation) on securities and other investments	$2,909,443,144

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(39,008,877)
Total capital loss carryforward	$(39,008,877)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$81,717,802	$ 67,272,728

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	1,883,548,898	292,479,939

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex 500 Index Fund	8,328,557	-	144,326,528	144,326,528	226,278,567

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Flex 500 Index Fund	875,448	15,434,781	22,140,072

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including National Financial Services (NFS), an affiliate of the investment adviser. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income earned is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex 500 Index Fund	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,142.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Flex 500 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
April 14, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 1.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,570,419 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 95%, 87%, 87%, and 87% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 96.94%, 91.56%, 91.56%, and 91.56% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.13%, 5.86%,5.86%, and 5.86% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881571.108
Z5I-ANN-0426
Fidelity® Extended Market Index Fund
Fidelity® International Index Fund
Fidelity® Total Market Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Extended Market Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	130,425	1,421,633
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	6,674	19,755
TOTAL AUSTRALIA		1,441,388
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	531,201	11,436,758
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	875,013	11,147,666
Liberty Global Ltd Class B (c)	2	25
Liberty Global Ltd Class C (c)	746,949	9,187,473

TOTAL BELGIUM		20,335,164
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Kestrel Group Ltd (b)	35,483	546,083
RenaissanceRe Holdings Ltd	241,158	72,940,649

TOTAL BERMUDA		73,486,732
CANADA - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	541,815	176,469
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (c)	497,107	3,221,253
Personal Care Products - 0.0%
ZeroStack Corp (b)(c)	6,305	51,071
TOTAL CONSUMER STAPLES		3,272,324
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)(c)	108,101	1,323,156
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	161,486	269,682
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	122,623	85,713
TOTAL HEALTH CARE		355,395
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	969,885	97,919,591
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	1,831,826	34,401,692
Hut 8 Corp (United States) (c)	510,365	27,166,729
TOTAL INFORMATION TECHNOLOGY		61,568,421
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	125,184	162,739
Metals & Mining - 0.0%
McEwen Inc (b)(c)	240,190	6,809,387
US Goldmining Inc (c)	14,639	176,326
		6,985,713
TOTAL MATERIALS		7,148,452
TOTAL CANADA		171,763,808
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,070,046	3,916,368
Software - 0.0%
T3 Defense Inc (b)(c)	61,130	107,589
TOTAL CHINA		4,023,957
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	106,489	94,838
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (c)	82,575	2,442,569
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	223,088	1,269,371
Paper & Forest Products - 0.0%
Mercer International Inc (b)	157,448	283,406
TOTAL GERMANY		1,552,777
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	2,533,126	5,902,184
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	32,190	35,731
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	252,670	2,534,280
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,570,011
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	45,085	144,272
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	228,670	1,982,569
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	9,608	11,433
TOTAL HEALTH CARE		1,994,002
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	77,119	5,633,543
TOTAL IRELAND		7,627,545
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	816,764	6,909,824
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	10,513	16,295
Materials - 0.0%
Chemicals - 0.0%
Nexentis Technologies Inc (b)(c)	26,764	25,308
TOTAL ISRAEL		6,951,427
JAPAN - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	101,138	0
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (c)	647,056	23,598,132
TOTAL JAPAN		23,598,132
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	34,547	111,932
KOREA (SOUTH) - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	108,062	1,215,698
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (c)	7,071,408	134,922,465
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	34,690	201,895
TOTAL KOREA (SOUTH)		136,340,058
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	325,768	5,091,754
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	323,494	14,194,917
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	909,412	5,601,978
TOTAL NORWAY		19,796,895
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	87,799	932,425
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	181,668	1,424,277
Liberty Latin America Ltd Class C (c)	661,332	5,250,976
TOTAL COMMUNICATION SERVICES		6,675,253
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	823,204	17,394,301
Ofg Bancorp	229,664	9,204,933
Popular Inc	347,628	47,054,926
		73,654,160
Financial Services - 0.0%
EVERTEC Inc	330,836	9,365,967
TOTAL FINANCIALS		83,020,127
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	177,557	2,423,653
TOTAL PUERTO RICO		92,119,033
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (c)	250,307	2,848,494
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	272,120	18,972,206
TOTAL SINGAPORE		21,820,700
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	364,898	43,247,711
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	71,125	65,200
TOTAL SWEDEN		43,312,911
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	688,018	14,008,046
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	511,233	30,745,553
TOTAL SWITZERLAND		44,753,599
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)(c)	133,597	4,185,594
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (c)	187,700	102,414,751
TOTAL THAILAND		106,600,345
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	2,106,530	139,684,004
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	13,735	0
F-star Therapeutics Inc rights (c)(d)	13,735	0
Zura Bio Ltd Class A (c)	182,270	1,206,628
		1,206,628
Health Care Technology - 0.0%
OneMedNet Corp Class A (c)	150,297	153,303
TOTAL HEALTH CARE		1,359,931
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	252,986	1,088
Machinery - 0.0%
Luxfer Holdings PLC	142,483	1,833,756
TOTAL INDUSTRIALS		1,834,844
TOTAL UNITED KINGDOM		142,878,779
UNITED STATES - 97.5%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.5%
Anterix Inc (c)	100,375	3,704,841
AST SpaceMobile Inc Class A (b)(c)	1,263,245	100,036,372
Atn International Inc	50,137	1,444,948
Bandwidth Inc Class A (c)	147,779	2,190,085
Cogent Communications Holdings Inc	251,052	4,709,736
Elauwit Connection Inc	10,647	81,343
GCI Liberty Inc Class A	13,980	555,565
GCI Liberty Inc Class C	177,600	6,988,560
Globalstar Inc (c)	264,842	16,491,711
IDT Corp Class B	109,429	5,575,408
iQSTEL Inc (b)	24,618	57,852
Iridium Communications Inc	551,124	13,199,420
Lumen Technologies Inc (c)	4,927,137	35,031,944
NextPlat Corp (c)	91,917	51,014
Shenandoah Telecommunications Co (b)	243,592	3,320,159
Uniti Group Inc (c)	945,584	6,921,675
		200,360,633
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)(c)	3,175,440	3,683,510
Angel Studios Inc Class A (c)	432,243	1,694,393
Atlanta Braves Holdings Inc Class A (b)(c)	68,162	3,299,722
Atlanta Braves Holdings Inc Class C (c)	223,514	9,769,797
Brag House Holdings Inc (c)	10,253	2,871
Cinemark Holdings Inc	539,897	15,246,691
Cineverse Corp (c)	88,413	261,702
CuriosityStream Inc Class A	180,082	608,677
Dolphin Entertainment Inc (c)	51,427	84,340
Eventbrite Inc Class A (c)	263,261	1,163,614
Gaia Inc Class A (c)	95,683	324,365
Gaxos.ai Inc (b)(c)	47,010	53,591
Golden Matrix Group Inc (c)	149,314	86,602
Kartoon Studios Inc (c)	263,901	150,424
Liberty Media Corp-Liberty Formula One Class A (c)	132,357	11,166,960
Liberty Media Corp-Liberty Formula One Class C (c)	1,167,138	106,898,170
Lionsgate Studios Corp	1,196,459	10,768,131
LiveOne Inc (c)	55,423	304,272
Madison Square Garden Entertainment Corp Class A (c)	210,277	13,276,890
Madison Square Garden Sports Corp Class A (c)	93,416	30,982,351
Marcus Corp/The	117,840	1,983,247
Motorsport Games Inc Class A (b)(c)	14,319	55,844
Moving Image Technologies Inc (c)	37,248	22,721
Nomadar Corp (b)	25,820	113,092
Playstudios Inc Class A (c)	469,579	239,767
Playtika Holding Corp	325,040	1,004,374
PodcastOne Inc (c)	35,110	91,286
Reading International Inc Class A (c)	90,440	93,154
Reading International Inc Class B (b)(c)	3,027	36,929
Reservoir Media Inc (b)(c)	177,943	1,596,149
ROBLOX Corp Class A (c)	3,425,543	235,197,782
Roku Inc Class A (c)	683,694	67,282,327
Skillz Inc Class A (c)	52,442	176,205
Snail Inc Class A (b)(c)	48,533	31,595
Sphere Entertainment Co Class A (b)(c)	141,038	16,784,932
Starz Entertainment Corp	69,849	768,339
Stubhub Holdings Inc Class A (b)	170,533	1,632,001
TruGolf Holdings Inc Class A (b)(c)	21,301	17,680
Versus Systems Inc (c)	14,023	11,723
Vivid Seats Inc Class A (b)(c)	44,808	267,056
Warner Music Group Corp Class A	763,691	21,841,563
		559,074,839
Interactive Media & Services - 0.7%
Angi Inc Class A (b)(c)	205,873	1,601,692
Arena Group Holdings Inc/The (b)(c)	64,680	186,925
Bumble Inc Class A (b)(c)	500,257	1,520,781
BuzzFeed Inc Class A (c)	147,178	112,576
Cargurus Inc Class A (c)	442,311	13,578,948
Cars.com Inc (c)	291,899	2,492,817
DHI Group Inc (c)	232,426	578,741
EverQuote Inc Class A (c)	153,948	2,432,378
fuboTV Inc Class A (b)(c)	1,806,879	2,114,048
Getty Images Holdings Inc Class A (b)(c)	127,898	99,505
Giftify Inc (c)	90,626	88,813
HWH International Inc Class A (c)	11,681	14,952
IAC Inc Class A (b)(c)	348,901	13,369,886
Intelligent Protection Management Corp (c)	36,582	61,824
IZEA Worldwide Inc (c)	70,290	254,450
MediaAlpha Inc Class A (c)	187,947	1,868,193
Nextdoor Holdings Inc Class A (c)	1,171,660	2,050,405
Onfolio Holdings Inc (c)	22,553	11,051
Pinterest Inc Class A (c)	3,092,494	52,974,423
PSQ Holdings Inc Class A (b)(c)	276,945	183,476
QuinStreet Inc (c)	319,855	3,748,701
Reddit Inc Class A (c)	664,201	96,847,149
Rumble Inc Class A (b)(c)	661,708	3,579,840
Shutterstock Inc	139,982	2,351,698
Snap Inc Class A (c)	5,898,611	30,731,763
Society Pass Inc (c)	40,491	29,461
Super League Enterprise Inc (b)(c)	7,941	32,002
System1 Inc Class A (b)(c)	6,581	21,783
Teads Holding Co (c)	238,978	204,493
Travelzoo (c)	54,515	351,622
TripAdvisor Inc Class A (b)	610,778	6,174,966
Trump Media & Technology Group Corp (b)(c)	854,709	9,153,933
Yelp Inc Class A (c)	320,393	7,141,560
Zedge Inc Class B	58,134	191,261
Ziff Davis Inc (b)(c)	215,148	5,826,208
ZipRecruiter Inc Class A (b)(c)	45,051	81,542
ZoomInfo Technologies Inc (c)	1,436,064	8,917,957
		270,981,823
Media - 0.9%
Advantage Solutions Inc Class A (c)	568,352	296,850
AMC Networks Inc Class A (c)	115,221	941,356
Beasley Broadcast Group Inc Class A (c)	14,986	61,143
Bloomia Holdings Inc (b)(c)	12,587	50,474
Bloomia Holdings Inc rights 3/28/2026 (b)(c)	12,587	0
Boston Omaha Corp (b)(c)	119,988	1,481,852
Cable One Inc (b)(c)	27,497	2,638,337
Cardlytics Inc (b)(c)	293,319	253,457
Clear Channel Outdoor Holdings Inc (c)	1,669,284	4,006,282
comScore Inc (c)	18,862	128,450
Creative Realities Inc (c)	45,693	159,926
Direct Digital Holdings Inc Class A (b)(c)	8,479	9,241
DoubleVerify Holdings Inc (c)	749,551	7,900,268
EchoStar Corp Class A (b)(c)	703,878	81,319,025
Emerald Holding Inc	74,758	311,741
Entravision Communications Corp Class A	337,448	1,046,089
EW Scripps Co/The Class A (c)	360,408	1,495,693
Fluent Inc (b)(c)	82,384	269,396
Gray Media Inc	443,713	2,302,871
Gray Media Inc Class A (b)	19,977	214,353
Harte Hanks Inc (c)	21,960	61,488
Ibotta Inc Class A (b)(c)	71,840	1,793,845
iHeartMedia Inc Class A (c)	638,008	2,086,286
John Wiley & Sons Inc Class A	229,125	7,107,458
John Wiley & Sons Inc Class B	6,951	210,545
Lee Enterprises Inc (b)(c)	22,522	195,716
Liberty Broadband Corp Class A (c)	94,946	5,182,153
Liberty Broadband Corp Class C (c)	600,628	32,800,295
LQR House Inc (b)(c)	29,067	25,630
Magnite Inc (c)	754,064	10,270,352
Marchex Inc Class B (c)	188,719	277,417
Mediaco Holding Inc Class A (c)	61,936	38,399
MNTN Inc Class A (c)	61,904	604,183
National CineMedia Inc (b)	498,232	1,773,706
New York Times Co/The Class A	841,364	67,132,434
Nexstar Media Group Inc	148,296	37,225,262
NIQ Global Intelligence Plc (b)	263,881	3,517,534
Optimum Communications Inc Class A (b)(c)	1,200,065	1,728,094
PubMatic Inc Class A (b)(c)	199,455	1,615,586
Saga Communications Inc Class A	29,326	344,287
Scholastic Corp	119,353	4,149,904
Sinclair Inc Class A	208,143	3,401,057
Sirius XM Holdings Inc (b)	1,000,158	21,963,470
SPAR Group Inc (c)	58,997	46,118
Stagwell Inc Class A (b)(c)	570,759	2,751,058
Stran & Co Inc (c)	53,154	93,020
TechTarget Inc (b)(c)	164,094	575,970
TEGNA Inc	841,910	17,638,015
TEN Holdings Inc (b)(c)	12,061	18,573
Thryv Holdings Inc (c)	156,846	363,883
Townsquare Media Inc Class A (b)	80,017	592,126
Treasure Global Inc (b)(c)	5,264	24,529
Urban One Inc Class A (b)(c)	4,554	51,961
Urban One Inc Class D (c)	5,951	46,239
USA TODAY Co Inc (c)	653,883	3,890,604
Versant Media Group Inc Class A	759,834	25,317,669
		359,801,670
Wireless Telecommunication Services - 0.0%
Array Digital Infrastructure Inc	76,508	3,728,235
Gogo Inc (b)(c)	419,865	1,776,029
Kore Group Holdings Inc (c)	39,314	351,860
NII Holdings Inc (c)(d)	487,940	5
Spok Holdings Inc	109,537	1,329,779
SurgePays Inc (c)	76,176	63,386
Telephone and Data Systems Inc	512,335	22,926,991
		30,176,285
TOTAL COMMUNICATION SERVICES		1,420,395,250
Consumer Discretionary - 9.3%
Automobile Components - 0.8%
Adient PLC (c)	415,317	10,100,509
BorgWarner Inc	1,121,005	64,536,258
Cooper-Standard Holdings Inc (c)	92,896	3,570,922
Dana Inc	609,708	20,876,402
Dauch Corporation (c)	1,220,673	8,056,442
Dorman Products Inc (c)	147,300	17,360,778
Fox Factory Holding Corp (c)	223,506	3,763,841
Gentex Corp	1,147,261	26,845,907
Gentherm Inc (c)	159,938	5,241,168
Goodyear Tire & Rubber Co/The (c)	1,500,421	12,378,473
Holley Inc Class A (c)	295,973	1,207,570
Kodiak AI Inc (b)(c)	549,218	4,613,431
LCI Industries	126,483	16,847,536
Lear Corp	273,019	35,833,744
Motorcar Parts of America Inc (c)	103,125	1,066,313
Patrick Industries Inc	175,209	21,689,122
Phinia Inc	200,974	14,596,742
QuantumScape Corp Class A (b)(c)	2,439,254	16,879,638
Solid Power Inc (b)(c)	929,225	3,289,457
Standard Motor Products Inc	110,487	4,384,124
Stoneridge Inc (c)	147,435	1,163,262
Strattec Security Corp (c)	22,097	1,944,536
Sypris Solutions Inc (b)(c)	66,781	197,672
Visteon Corp	150,718	14,419,191
Worksport Ltd (b)(c)	51,602	73,274
XPEL Inc (c)(e)	131,756	5,615,441
		316,551,753
Automobiles - 0.3%
Aptera Motors Corp Class B (b)	53,147	115,860
Cenntro Inc (b)(c)	389,968	45,626
Empery Digital Inc (b)(c)	194,331	734,571
Envirotech Vehicles Inc (b)(c)	18,605	29,768
Faraday Future Intelligent Electric Inc Class A (b)(c)	781,202	382,398
FLY-E Group Inc (c)	8,635	17,615
Harley-Davidson Inc	657,245	11,830,410
Livewire Group Inc (b)(c)	117,778	197,867
Lucid Group Inc (b)(c)	499,370	4,993,700
Massimo Group (b)(c)	27,356	27,903
Rivian Automotive Inc Class A (b)(c)	4,253,658	65,208,578
StableX Technologies Inc (b)(c)	9,535	22,598
Thor Industries Inc	275,974	26,529,381
Winnebago Industries Inc	146,359	5,838,261
Workhorse Group Inc (b)(c)	14,929	50,311
		116,024,847
Broadline Retail - 0.3%
1stdibs.Com Inc (c)	135,392	651,236
Dillard's Inc Class A (b)	15,805	9,527,096
Etsy Inc (c)	516,037	28,320,111
Groupon Inc (b)(c)	152,095	1,919,439
Kohl's Corp	588,592	9,635,251
Macy's Inc	1,414,470	27,978,217
Ollie's Bargain Outlet Holdings Inc (c)	320,643	34,340,865
Pattern Group Inc Class A	113,732	1,197,598
QVC Group Inc Class A (b)(c)	7,747	23,395
Savers Value Village Inc (b)(c)	197,698	1,864,292
		115,457,500
Distributors - 0.1%
AMCON Distributing Co	879	97,578
Cheetah Net Supply Chain Service Inc Class A (c)	12,897	21,924
Educational Development Corp (c)	30,137	40,986
GigaCloud Technology Inc Class A (c)	133,923	5,938,146
Gold.com Inc	104,282	5,993,087
LKQ Corp	1,350,571	44,717,406
Weyco Group Inc	32,986	1,031,472
		57,840,599
Diversified Consumer Services - 0.9%
ADT Inc	2,656,052	21,301,537
Allurion Technologies Inc (b)(c)	27,208	31,833
American Public Education Inc (b)(c)	94,694	4,338,879
Amesite Inc (c)	21,227	37,572
Beachbody Co Inc/The Class A (c)	17,998	125,266
Bright Horizons Family Solutions Inc (c)	297,513	22,170,669
Carriage Services Inc	82,350	3,793,865
Chegg Inc (c)	581,500	382,220
Classover Holdings Inc Class B (b)	61,476	5,575
Coursera Inc (c)	448,324	2,873,757
Covista Inc (c)	190,075	18,627,350
Driven Brands Holdings Inc (c)	311,044	3,421,484
Duolingo Inc Class A (c)	209,664	21,176,064
European Wax Center Inc Class A (c)	160,468	917,877
Frontdoor Inc (c)	376,213	25,796,925
Graham Holdings Co Class B	17,734	18,677,626
Grand Canyon Education Inc (c)	144,587	22,999,454
H&R Block Inc	664,795	20,356,023
KinderCare Learning Cos Inc (b)(c)	177,399	620,897
Laureate Education Inc (c)	703,898	22,764,061
Legacy Education Inc (c)	46,004	633,475
Liberty Live Holdings Inc Class A	96,811	9,394,539
Liberty Live Holdings Inc Class C	278,409	27,743,457
Lincoln Educational Services Corp (c)	154,647	5,604,407
Matthews International Corp Class A (b)	162,757	4,301,668
McGraw Hill Inc (b)	130,208	1,822,912
Mister Car Wash Inc (c)	516,365	3,676,519
Nerdy Inc Class A (b)(c)	347,377	335,149
Perdoceo Education Corp	315,028	10,506,184
Phoenix Education Partners Inc (b)	22,387	662,655
Regis Corp (c)	13,349	305,559
Service Corp International/US	732,032	61,622,454
Strategic Education Inc	121,815	10,022,938
Stride Inc (c)	227,056	19,158,985
Udemy Inc (c)	560,786	2,820,754
Universal Technical Institute Inc (c)	264,299	9,567,624
WW International Inc (b)	53,459	1,136,538
XWELL Inc (b)(c)	29,749	44,326
Zspace Inc (b)(c)	54,933	14,497
		379,793,574
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (c)	304,744	3,461,892
Allied Gaming & Entertainment Inc (b)(c)	71,997	24,155
Aramark	1,372,626	57,444,398
Ark Restaurants Corp (c)	8,031	56,137
Aureus Greenway Holdings Inc (b)(c)	45,755	185,308
Bally's Corp (b)(c)	35,977	511,593
Biglari Holdings Inc Class A (c)	564	1,121,880
Biglari Holdings Inc Class B (c)	3,060	1,186,607
BJ's Restaurants Inc (c)	110,790	4,208,912
Black Rock Coffee Bar Inc Class A	88,847	1,185,219
Bloomin' Brands Inc	236,351	1,446,468
Boyd Gaming Corp	302,433	25,171,499
Brinker International Inc (c)	233,097	34,544,975
BT Brands Inc (c)	20,028	25,836
Caesars Entertainment Inc (c)	1,094,659	27,421,208
Canterbury Park Holding Corp	12,642	198,859
Cava Group Inc (b)(c)	521,818	43,034,330
Century Casinos Inc (c)	139,220	233,890
Cheesecake Factory Inc/The	243,590	15,779,760
Choice Hotels International Inc (b)	108,443	11,424,470
Churchill Downs Inc	346,529	31,856,411
Cracker Barrel Old Country Store Inc (b)	125,334	4,100,928
Dave & Buster's Entertainment Inc (b)(c)	142,596	2,099,013
Dine Brands Global Inc	74,489	2,306,179
DraftKings Inc Class A (c)	2,609,766	62,216,821
Dutch Bros Inc Class A (c)	664,921	35,646,415
El Pollo Loco Holdings Inc (c)	136,329	1,507,799
First Watch Restaurant Group Inc (c)	244,247	3,043,318
Flanigan's Enterprises Inc	3,206	102,656
Flutter Entertainment PLC (b)(c)	917,816	97,416,991
Full House Resorts Inc (c)	171,756	385,592
GEN Restaurant Group Inc Class A (b)	23,072	44,298
Global Business Travel Group I Class A (b)(c)	622,986	3,407,733
Golden Entertainment Inc	104,063	3,007,421
Good Times Restaurants Inc (c)	45,137	53,713
High Roller Technologies Inc (c)	17,231	75,299
Hilton Grand Vacations Inc (c)	312,735	14,060,566
Hyatt Hotels Corp Class A	220,187	35,560,201
Inspired Entertainment Inc (b)(c)	131,167	1,070,323
Jack in the Box Inc (b)	100,000	1,692,000
Krispy Kreme Inc (b)	307,080	1,151,550
Kura Sushi USA Inc Class A (c)	33,489	2,358,630
Life Time Group Holdings Inc (c)	795,681	21,483,387
Lindblad Expeditions Holdings Inc (c)	200,424	3,950,357
Lucky Strike Entertainment Corp Class A (b)	80,674	675,241
Marriott Vacations Worldwide Corp	146,189	9,503,747
Monarch Casino & Resort Inc	64,449	6,193,549
Nathan's Famous Inc	13,708	1,378,751
Navan Inc Class A (c)	196,225	1,911,232
Noodles & Co Class A (c)	23,538	138,168
ONE Group Hospitality Inc/The (c)	125,681	253,876
Papa John's International Inc (b)	171,175	5,366,336
Penn Entertainment Inc (c)	680,126	10,637,171
Planet Fitness Inc Class A (c)	434,036	35,656,057
Portillo's Inc Class A (b)(c)	399,797	2,134,916
Pursuit Attractions and Hospitality Inc (c)	113,160	3,933,442
Rave Restaurant Group Inc (c)	59,531	175,616
Rci Hospitality Holdings Inc	44,214	978,456
Red Robin Gourmet Burgers Inc (c)	81,246	408,667
Red Rock Resorts Inc Class A	252,890	15,312,490
Rush Street Interactive Inc Class A (c)	510,103	10,074,534
Sabre Corp (c)	1,078,146	1,272,212
Serve Robotics Inc (b)(c)	315,374	3,150,586
Shake Shack Inc Class A (c)	210,821	20,240,924
SHARPLINK INC (c)	1,027,467	7,007,325
Six Flags Entertainment Corp (b)(c)	533,335	9,082,695
Sports Entertainment Gaming Global Corp (b)(c)	26,526	27,057
Sweetgreen Inc Class A (b)(c)	564,373	3,132,270
Target Hospitality Corp (c)	167,218	1,302,628
Texas Roadhouse Inc	345,885	63,251,990
Travel + Leisure Co	334,861	24,679,256
United Parks & Resorts Inc (b)(c)	143,705	4,999,497
Vail Resorts Inc (b)	189,959	25,798,332
Venu Holding Corp Class A (b)(c)	164,376	846,536
Vestand Inc Class A (c)	73,147	18,389
Wendy's Co/The	745,031	5,706,937
Wingstop Inc	145,608	37,786,732
Wyndham Hotels & Resorts Inc	396,154	32,405,397
Xponential Fitness Inc Class A (b)(c)	144,460	615,400
		903,321,409
Household Durables - 1.5%
Algorhythm Holdings Inc (b)(c)	22,061	38,827
Aterian Inc (b)(c)	29,714	16,913
Bassett Furniture Industries Inc	46,922	702,422
Beazer Homes USA Inc (c)	177,040	4,528,683
Cavco Industries Inc (c)	40,715	23,503,141
Century Communities Inc	141,107	9,486,624
Champion Homes Inc (c)	291,434	27,243,250
Cricut Inc Class A	204,873	880,954
Dream Finders Homes Inc Class A (b)(c)	151,850	2,743,930
Emerson Radio Corp (c)	27,426	11,516
Ethan Allen Interiors Inc	122,907	2,799,821
Flexsteel Industries Inc	20,079	1,033,466
Gopro Inc Class A (b)(c)	294,282	284,806
Green Brick Partners Inc (c)	176,148	12,975,062
Hamilton Beach Brands Holding Co Class A	33,183	631,804
Helen of Troy Ltd (c)	122,762	2,165,522
Hooker Furnishings Corp	58,499	838,876
Hovnanian Enterprises Inc Class A (b)(c)	24,352	3,059,098
Installed Building Products Inc	118,315	38,778,924
KB Home	337,667	21,468,868
Koss Corp (c)	28,903	119,369
La-Z-Boy Inc	213,892	7,640,222
Legacy Housing Corp (c)	47,353	1,037,978
Leggett & Platt Inc	494,716	5,778,283
LGI Homes Inc (b)(c)	107,257	5,566,638
Lifetime Brands Inc	70,912	234,719
Live Ventures Inc (c)	4,905	68,229
Lovesac Co/The (c)	72,652	928,493
M/I Homes Inc (c)	147,564	20,977,698
Meritage Homes Corp	392,273	29,585,230
Mohawk Industries Inc (c)	271,069	33,956,814
Newell Brands Inc	2,199,724	10,008,744
Purple Innovation Inc Class A (c)	295,879	205,636
Smith Douglas Homes Corp Class A (b)(c)	47,903	752,077
Somnigroup International Inc	1,097,348	98,223,620
Sonos Inc (c)	628,713	9,682,180
Taylor Morrison Home Corp (c)	509,136	33,546,971
Toll Brothers Inc	503,316	79,141,408
TopBuild Corp (c)	145,789	65,357,209
Traeger Inc (c)	289,929	249,339
Tri Pointe Homes Inc (c)	445,318	20,618,223
United Homes Group Inc Class A (b)(c)	66,174	77,424
Universal Electronics Inc (c)	58,208	219,444
Whirlpool Corp (b)	330,022	22,583,405
XMAX Inc (b)(c)	213,357	1,307,878
Yunhong Green CTI Ltd (b)(c)	7,273	19,383
		601,079,121
Leisure Products - 0.3%
Acushnet Holdings Corp	141,863	14,516,841
American Outdoor Brands Inc (b)(c)	62,577	569,451
Brunswick Corp/DE	349,669	27,840,646
Callaway Golf Co (c)	729,727	10,259,962
Clarus Corp	165,947	524,393
Escalade Inc (b)	43,010	619,344
Funko Inc Class A (c)	217,127	1,085,635
Interactive Strength Inc (b)(c)	3,341	5,846
JAKKS Pacific Inc	48,424	1,058,549
Johnson Outdoors Inc Class A	31,280	1,516,767
Latham Group Inc (c)	232,526	1,560,249
Malibu Boats Inc Class A (c)	102,155	2,968,624
Marine Products Corp	66,990	508,454
MasterCraft Boat Holdings Inc (c)	64,891	1,408,459
Mattel Inc (c)	1,628,509	27,603,228
Newton Golf Company Inc (b)(c)	23,624	38,743
Peloton Interactive Inc Class A (c)	1,784,541	7,173,855
Polaris Inc	293,701	17,839,399
Smith & Wesson Brands Inc	234,471	2,790,205
Solo Brands Inc Class A (b)(c)	9,550	68,378
Sturm Ruger & Co Inc	84,141	3,150,239
Tron Inc (b)(c)	123,756	168,308
Twin Vee PowerCats Co (c)	24,167	10,754
YETI Holdings Inc (c)	410,917	17,961,182
		141,247,511
Specialty Retail - 2.4%
1-800-Flowers.com Inc Class A (b)(c)	136,301	474,327
Abercrombie & Fitch Co Class A (c)	245,794	24,038,653
Academy Sports & Outdoors Inc	357,319	21,485,591
Advance Auto Parts Inc	314,096	16,700,484
aka Brands Holding Corp (c)	3,596	35,995
America's Car-Mart Inc/TX (b)(c)	41,913	836,583
American Eagle Outfitters Inc	828,433	20,354,599
Arhaus Inc Class A (c)	273,890	2,259,593
Arko Corp	411,569	2,646,389
Asbury Automotive Group Inc (c)	101,475	21,693,326
AutoNation Inc (c)	142,223	27,756,241
BARK Inc (c)	405,618	316,909
Barnes & Noble Education Inc (b)(c)	88,891	768,907
Bath & Body Works Inc	1,085,620	24,708,711
Bed Bath & Beyond Inc (b)(c)	221,967	1,183,084
Boot Barn Holdings Inc (c)	158,955	30,077,465
Brand House Collective Inc/The (b)(c)	60,889	65,760
Brilliant Earth Group Inc Class A	78,305	121,373
Buckle Inc/The	156,853	8,399,478
Build-A-Bear Workshop Inc (b)	63,865	3,107,671
Burlington Stores Inc (c)	325,590	99,913,803
Caleres Inc	224,075	2,664,252
Camping World Holdings Inc Class A	248,759	2,069,675
CarMax Inc (c)	767,621	33,138,199
Carparts Com Inc (c)	261,012	185,319
Cato Corp/The Class A (c)	75,014	225,792
Chewy Inc Class A (c)	1,174,682	32,209,780
Children's Place Inc/The (b)(c)	43,018	172,072
Citi Trends Inc (c)	35,919	1,701,842
Designer Brands Inc Class A (b)	189,797	1,351,355
Destination XL Group Inc (c)	255,378	126,821
Dick's Sporting Goods Inc	346,212	70,499,150
Digital Brands Group Inc (b)(c)	33,627	96,509
Duluth Holdings Inc Class B (c)	77,755	167,173
Envela Corp (c)	35,521	478,113
EVgo Inc Class A (b)(c)	715,948	1,961,698
Five Below Inc (c)	288,043	64,386,252
Floor & Decor Holdings Inc Class A (c)	573,408	39,616,759
GameStop Corp Class A (b)(c)	2,158,285	51,863,589
Gap Inc/The	1,187,547	33,298,818
Genesco Inc (b)(c)	52,388	1,427,049
Grabagun Digital Holdings Inc (b)	108,305	297,839
Group 1 Automotive Inc	64,415	20,982,542
Grove Collaborative Holdings Class A (b)(c)	141,964	200,169
GrowGeneration Corp (c)	290,695	328,485
Haverty Furniture Cos Inc	71,049	1,691,677
Haverty Furniture Cos Inc Class A	2,437	70,575
J Jill Inc	38,638	667,278
Lands' End Inc (b)(c)	61,570	989,430
Leslie's Inc (b)(c)	33,137	36,451
Lithia Motors Inc Class A	127,034	35,516,166
Lulu's Fashion Lounge Holdings Inc (c)	6,533	100,935
MarineMax Inc (c)	100,310	3,059,455
Monro Inc (b)	158,949	3,422,172
Murphy USA Inc	89,167	34,841,114
National Vision Holdings Inc (c)	411,012	11,084,994
Off The Hook YS Inc (b)	17,426	44,088
OneWater Marine Inc Class A (b)(c)	70,623	804,043
Outdoor Holding Co (c)	557,597	1,187,682
Penske Automotive Group Inc	96,276	15,165,396
Petco Health & Wellness Co Inc Class A (c)	474,167	1,209,126
PetMed Express Inc (c)	101,539	278,217
RealReal Inc/The (c)	512,132	6,278,738
Rent the Runway Inc Class A (b)(c)	129,907	775,545
Revolve Group Inc Class A (c)	209,604	5,273,637
RH (c)	82,276	13,633,956
RideNow Group Inc Class B (c)	124,040	803,779
Sally Beauty Holdings Inc (c)	503,511	8,091,422
Shoe Carnival Inc (b)	103,733	2,094,369
Signet Jewelers Ltd	213,549	20,541,278
Sleep Number Corp (b)(c)	120,063	740,789
Sonic Automotive Inc Class A	78,965	4,952,685
Sportsman's Warehouse Holdings Inc (c)	201,910	238,254
Stitch Fix Inc Class A (c)	613,783	2,043,897
Tandy Leather Factory Inc (b)	16,963	40,202
ThredUp Inc Class A (c)	375,840	1,834,099
Tilly's Inc Class A (b)(c)	120,485	173,498
Torrid Holdings Inc (b)(c)	109,137	111,320
Upbound Group Inc	284,148	6,094,975
Urban Outfitters Inc (c)	283,602	18,774,452
Valvoline Inc (b)(c)	667,840	25,244,352
Victoria's Secret & Co (c)	419,601	26,308,983
Warby Parker Inc Class A (c)	518,937	12,978,614
Wayfair Inc Class A (c)	558,404	42,622,977
Winmark Corp	15,374	7,014,234
Xcel Brands Inc (b)(c)	8,972	13,008
Zumiez Inc (c)	66,782	1,751,024
		984,993,080
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds Inc Class A (b)(c)	28,196	80,077
Capri Holdings Ltd (c)	637,254	13,070,080
Carter's Inc	189,833	6,368,897
Columbia Sportswear Co	131,206	8,126,900
Crocs Inc (c)	271,034	24,585,494
Crown Crafts Inc	55,452	161,920
Culp Inc (c)	57,076	182,643
Figs Inc Class A (c)	784,536	12,121,081
Fossil Group Inc (b)(c)	267,837	1,253,477
G-III Apparel Group Ltd	192,979	5,903,228
Kontoor Brands Inc	266,718	17,392,681
Lakeland Industries Inc (b)	52,346	480,013
Levi Strauss & Co Class A (b)	505,491	11,201,681
Movado Group Inc	83,990	2,095,551
Oxford Industries Inc (b)	74,204	2,937,736
Playboy Inc (c)	338,896	647,291
PVH Corp	251,697	17,266,414
Rocky Brands Inc	39,287	1,775,772
Steven Madden Ltd	378,562	13,666,088
Superior Group of Cos Inc	58,765	583,536
Under Armour Inc Class A (b)(c)	851,687	6,319,518
Under Armour Inc Class C (b)(c)	782,703	5,658,942
Unifi Inc (c)	81,881	321,792
Vera Bradley Inc (c)	113,319	299,162
VF Corp	1,713,208	33,270,500
Vince Holding Corp (c)	14,530	45,043
Wolverine World Wide Inc	425,790	7,523,709
		193,339,226
TOTAL CONSUMER DISCRETIONARY		3,809,648,620
Consumer Staples - 2.8%
Beverages - 0.4%
Amaze Holdings Inc (b)(c)	130,248	44,415
Boston Beer Co Inc/The Class A (c)	41,652	9,445,841
Celsius Holdings Inc (c)	836,500	44,844,765
Coca-Cola Consolidated Inc	296,054	59,921,330
IP Strategy Holdings Inc (b)(c)	54,128	37,023
MGP Ingredients Inc	65,695	1,248,205
National Beverage Corp (c)	123,288	4,481,519
Primo Brands Corp Class A	1,320,293	29,944,245
Splash Beverage Group Inc (b)(c)	24,625	12,802
Vita Coco Co Inc/The (c)	228,960	13,293,418
Willamette Valley Vineyards Inc (c)	19,687	52,958
Zevia PBC Class A (c)	182,016	243,901
		163,570,422
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	2,083,482	37,294,328
Andersons Inc/The	175,509	11,458,983
BJ's Wholesale Club Holdings Inc (c)	691,704	68,333,438
Casey's General Stores Inc	194,425	133,295,836
Chefs' Warehouse Inc/The (c)	189,815	13,550,893
Grocery Outlet Holding Corp (c)	578,019	5,710,828
Healthy Choice Wellness Corp Class A (b)(c)	63,694	20,051
HF Foods Group Inc (b)(c)	212,694	444,530
Ingles Markets Inc Class A	71,199	6,059,035
Maison Solutions Inc (b)(c)	64,649	17,003
Mangoceuticals Inc (b)(c)	79,733	42,657
Maplebear Inc (c)	961,767	36,075,880
Natural Grocers by Vitamin Cottage Inc	56,951	1,539,386
Performance Food Group Co (c)	821,238	79,709,360
PriceSmart Inc	132,474	20,483,130
Reborn Coffee Inc (b)(c)	17,153	30,704
Sprouts Farmers Market Inc (c)	513,861	37,958,912
SRX Health Solutions Inc (b)(c)	97,727	12,234
United Natural Foods Inc (c)	317,850	12,145,049
US Foods Holding Corp (c)	1,166,068	112,653,829
Village Super Market Inc Class A	49,660	1,944,189
Weis Markets Inc	49,878	3,379,733
		582,159,988
Food Products - 0.6%
Alico Inc	31,142	1,285,542
Arcadia Biosciences Inc (b)(c)	6,893	13,441
B&G Foods Inc (b)	648,851	3,445,399
Barfresh Food Group Inc (c)	46,658	134,375
Beyond Meat Inc (b)(c)	1,987,951	1,879,806
BranchOut Food Inc (c)	45,036	206,265
BRC Inc Class A (c)	518,416	326,343
Bridgford Foods Corp (c)	8,969	66,371
Cal-Maine Foods Inc (b)	239,660	20,876,783
Calavo Growers Inc	89,244	2,395,309
CIMG Inc (b)(c)	11,823	5,688
Coffee Holding Co Inc	26,407	81,862
Darling Ingredients Inc (c)	830,226	44,134,815
Edible Garden AG Inc (b)(c)	5,573	16,496
Farmer Bros Co (c)	96,654	144,981
Flowers Foods Inc	894,913	8,841,740
Fresh Del Monte Produce Inc	173,883	7,464,797
Freshpet Inc (c)	255,389	21,567,601
Hain Celestial Group Inc (c)	493,377	394,406
Ingredion Inc	333,012	39,115,591
J & J Snack Foods Corp	84,989	7,399,142
John B Sanfilippo & Son Inc	47,619	3,933,806
Laird Superfood Inc (c)	46,492	126,458
Lifeway Foods Inc (c)	32,478	719,712
Limoneira Co	86,526	1,219,151
Local Bounti Corp (b)(c)	21,156	32,157
Mama's Creations Inc (b)(c)	195,864	3,357,109
Marzetti Company/The	105,972	17,415,438
Mission Produce Inc (c)	221,467	3,142,617
Pilgrim's Pride Corp	222,768	9,614,667
Post Holdings Inc (c)	250,478	26,625,811
Rocky Mountain Chocolate Factory Inc (c)	30,253	77,145
Sadot Group Inc (b)(c)	7,192	15,535
Seaboard Corp	1,360	6,980,472
Seneca Foods Corp Class A (c)	27,303	3,794,571
Seneca Foods Corp Class B (c)	16	2,269
Simply Good Foods Co/The (c)	486,306	8,296,380
SOW GOOD INC (b)(c)	35,896	16,153
Tootsie Roll Industries Inc Class A	111,279	4,699,312
Utz Brands Inc Class A	244,146	2,268,116
Vital Farms Inc (c)	195,182	4,116,388
Westrock Coffee Co (c)	197,312	872,119
		257,122,139
Household Products - 0.1%
Central Garden & Pet Co (c)	46,366	1,817,084
Central Garden & Pet Co Class A (c)	265,686	9,176,795
Energizer Holdings Inc	326,361	7,046,134
Oil-Dri Corp of America	54,848	3,720,888
Reynolds Consumer Products Inc	286,982	7,120,023
Spectrum Brands Holdings Inc (b)	127,780	10,015,396
WD-40 Co	70,642	16,826,925
		55,723,245
Personal Care Products - 0.2%
AXIL Brands Inc (c)	18,717	127,182
Beauty Health Co/The Class A (b)(c)	358,310	372,642
BellRing Brands Inc (c)	660,097	12,139,184
Bonk Inc (b)(c)	29,317	113,750
Caring Brands Inc	20,557	17,475
Coty Inc Class A (c)	1,931,166	4,847,227
Edgewell Personal Care Co	245,979	5,593,562
elf Beauty Inc (b)(c)	311,716	28,693,458
FitLife Brands Inc (b)(c)	20,631	312,147
Herbalife Ltd (c)	537,380	10,489,658
Honest Co Inc/The (b)(c)	543,362	1,521,414
Interparfums Inc	95,065	9,580,651
Lifevantage Corp (b)	53,987	251,040
Mannatech Inc (c)	6,376	44,121
Medifast Inc (b)(c)	55,788	587,448
Natural Alternatives International Inc (c)	21,860	59,241
Nature's Sunshine Products Inc (c)	74,189	2,053,552
Niagen Bioscience Inc (c)	288,546	1,457,157
Nu Skin Enterprises Inc Class A	255,114	2,163,367
Olaplex Holdings Inc (c)	669,092	1,077,238
PMGC Holdings Inc (b)(c)	688	818
Synergy CHC Corp (c)	26,710	37,393
United-Guardian Inc	18,216	122,412
Upexi Inc (b)(c)	242,027	160,488
USANA Health Sciences Inc (c)	56,344	1,212,523
		83,035,148
Tobacco - 0.1%
22nd Century Group Inc (b)(c)	4,298	19,642
Ispire Technology Inc (b)(c)	104,169	244,797
Turning Point Brands Inc	100,164	13,721,466
Universal Corp/VA	131,700	7,076,241
		21,062,146
TOTAL CONSUMER STAPLES		1,162,673,088
Energy - 4.1%
Energy Equipment & Services - 1.1%
Archrock Inc	909,518	32,133,271
Atlas Energy Solutions Inc	408,312	3,932,045
Bristow Group Inc (c)	131,694	6,281,804
Cactus Inc Class A	359,234	19,398,636
Core Laboratories Inc	244,909	4,307,949
Dawson Geophysical Co (b)(c)	35,099	120,038
DMC Global Inc (c)	91,584	539,430
Drilling Tools International Corp (c)	81,444	283,425
Energy Services of America Corp	65,470	1,022,641
Expro Group Holdings NV (c)	520,735	9,300,327
Flowco Holdings Inc Class A	116,032	2,617,682
Forum Energy Technologies Inc (c)	59,585	3,457,718
Geospace Technologies Corp (b)(c)	67,862	622,295
Helix Energy Solutions Group Inc (c)	719,188	6,609,338
Helmerich & Payne Inc	516,895	18,205,042
Innovex International Inc (b)(c)	203,027	5,349,761
KLX Energy Services Holdings Inc (c)	73,178	185,872
Kodiak Gas Services Inc	435,304	23,754,539
Liberty Energy Inc Class A	843,822	23,702,960
Mammoth Energy Services Inc (c)	125,316	289,480
MIND Technology Inc (b)(c)	42,958	326,910
Nabors Industries Ltd (b)(c)	75,839	5,924,543
Natural Gas Services Group Inc	56,803	2,173,283
NCS Multistage Holdings Inc (c)	4,348	173,223
Noble Corp PLC	657,142	29,853,961
NOV Inc	1,904,143	38,577,937
Oceaneering International Inc (c)	522,719	18,556,525
Oil States International Inc (c)	289,751	3,792,841
Patterson-UTI Energy Inc	1,816,669	15,459,853
ProFrac Holding Corp Class A (c)	125,907	623,240
ProPetro Holding Corp (c)	494,756	6,001,390
Ranger Energy Services Inc Class A	74,295	1,294,219
RPC Inc	471,753	2,740,885
SEACOR Marine Holdings Inc (b)(c)	106,389	814,940
Select Water Solutions Inc Class A	589,587	8,059,654
Smart Sand Inc	157,219	815,967
Solaris Energy Infrastructure Inc Class A	239,087	11,865,888
TETRA Technologies Inc (c)	698,544	6,049,391
Tidewater Inc (b)(c)	241,104	19,148,480
Transocean Ltd (c)	5,212,254	33,775,406
Valaris Ltd (c)	339,485	32,539,637
Weatherford International PLC	375,031	39,550,769
		440,233,195
Oil, Gas & Consumable Fuels - 3.0%
Abundia Global Impact Group Inc (b)(c)	20,794	86,919
Aemetis Inc (b)(c)	324,836	461,267
American Resources Corp (b)(c)	394,228	1,182,684
Amplify Energy Corp (c)	151,976	872,342
Antero Midstream Corp	1,743,930	39,203,546
Antero Resources Corp (c)	1,543,607	56,820,174
Barnwell Industries Inc (c)	25,068	28,577
Battalion Oil Corp (b)(c)	49,264	271,937
California Resources Corp	415,154	24,427,661
Calumet Inc (c)	336,506	9,072,202
Centrus Energy Corp Class A (b)(c)	91,387	18,514,092
Cheniere Energy Inc	1,125,619	265,342,167
Chord Energy Corp	287,005	31,102,732
Clean Energy Fuels Corp (c)	910,718	2,058,223
Clean Energy Technologies Inc (b)(c)	23,925	19,306
CNX Resources Corp (c)	712,515	29,768,877
Comstock Inc (b)(c)	277,528	860,337
Comstock Resources Inc (b)(c)	415,738	8,152,622
Core Natural Resources Inc	268,294	22,021,572
Crescent Energy Co Class A	1,243,341	14,497,356
CVR Energy Inc (b)(c)	160,152	3,869,272
Delek US Holdings Inc	315,069	12,007,280
Dorian LPG Ltd	194,110	7,180,129
DT Midstream Inc	531,990	73,861,492
Empire Petroleum Corp (b)(c)	86,429	285,216
Empire Petroleum Corp rights 2/27/2026 (b)(c)	83,230	2,451
EON Resources Inc Class A (b)(c)	185,111	79,968
Epsilon Energy Ltd	105,294	539,105
Evolution Petroleum Corp	175,514	784,548
Excelerate Energy Inc Class A	126,390	5,087,198
FutureFuel Corp	145,850	630,072
Gevo Inc (c)	1,243,471	2,263,117
Granite Ridge Resources Inc	348,167	1,761,725
Green Plains Inc (c)	367,782	5,049,647
Gulfport Energy Corp (c)	82,377	17,188,785
HF Sinclair Corp	821,994	41,107,920
HighPeak Energy Inc Class A (b)	109,987	573,032
Infinity Natural Resources Inc Class A (c)	85,612	1,421,159
International Seaways Inc	211,926	16,006,771
Kinetik Holdings Inc Class A (b)	240,958	10,961,179
Lightbridge Corp (b)(c)	170,903	2,209,776
Magnolia Oil & Gas Corp Class A	985,218	27,408,765
Matador Resources Co	623,610	32,053,554
Mexco Energy Corp	5,080	56,897
Murphy Oil Corp	707,515	23,454,122
NACCO Industries Inc Class A	23,362	1,340,512
New Era Energy & Digital Inc (b)(c)	220,019	1,007,687
New Fortress Energy Inc Class A (b)(c)	654,557	713,467
NextDecade Corp (b)(c)	744,003	4,010,176
NextNRG Inc (b)(c)	187,271	123,449
Northern Oil & Gas Inc	495,078	13,659,202
OPAL Fuels Inc Class A (c)	119,013	248,737
Ovintiv Inc	1,482,482	74,998,764
Par Pacific Holdings Inc (c)	263,589	11,247,343
PBF Energy Inc Class A	431,642	15,366,455
Peabody Energy Corp	635,476	20,042,913
PEDEVCO Corp (c)	134,357	83,798
Permian Resources Holdings Inc/DE Class A	3,665,707	67,045,781
Prairie Operating Co (b)(c)	220,793	390,804
PrimeEnergy Resources Corp (b)(c)	3,839	763,577
Range Resources Corp	1,251,286	51,653,086
REX American Resources Corp (c)	148,092	5,266,152
Riley Exploration Permian Inc	58,507	1,687,342
Ring Energy Inc (c)	899,738	1,268,631
Sable Offshore Corp (b)(c)	646,123	5,330,515
SandRidge Energy Inc (b)	171,028	2,998,121
Sky Quarry Inc (b)(c)	98,757	43,641
SM Energy Co	1,159,984	26,830,430
Stabilis Solutions Inc (b)(c)	21,200	117,448
Summit Midstream Corp Class A (b)(c)	60,211	1,776,827
Talos Energy Inc (c)	669,865	8,205,846
Trio Petroleum Corp (b)(c)	71,983	30,232
Ur-Energy Inc (United States) (c)	1,805,610	3,015,369
Uranium Energy Corp (b)(c)	2,530,703	38,795,677
US Energy Corp (b)(c)	112,199	120,053
VAALCO Energy Inc	563,776	2,903,446
Venture Global Inc Class A (b)	2,507,530	24,297,966
Verde Clean Fuels Inc Class A (b)(c)	22,244	33,588
Viper Energy Inc Class A	886,460	41,255,848
Vitesse Energy Inc	151,256	2,920,753
W&T Offshore Inc (b)	523,492	1,387,254
World Kinect Corp	294,026	7,335,949
XCF Global Inc Class A (b)	252,253	52,292
		1,248,976,904
TOTAL ENERGY		1,689,210,099
Financials - 14.6%
Banks - 5.7%
1st Source Corp	96,170	6,444,352
ACNB Corp	54,568	2,750,227
Affinity Bancshares Inc	21,239	422,656
Amalgamated Financial Corp	112,178	4,317,731
Amerant Bancorp Inc Class A	203,837	4,351,920
Ameris Bancorp	332,472	25,819,776
AmeriServ Financial Inc	84,164	319,823
Ames National Corp	44,705	1,207,482
Arrow Financial Corp	76,223	2,538,988
Associated Banc-Corp	854,938	22,578,913
Atlantic Union Bankshares Corp	743,680	27,560,781
Auburn National BanCorp Inc	12,740	307,034
Avidbank Holdings Inc (c)	37,231	1,075,231
Avidia Bancorp Inc	95,724	1,792,911
Axos Financial Inc (c)	295,205	25,629,698
Banc of California Inc	730,143	13,485,741
BancFirst Corp	107,652	11,841,720
Bancorp Inc/The (c)	229,234	12,032,493
Bank First Corp	47,155	6,350,364
Bank of Hawaii Corp	206,044	15,611,954
Bank of Marin Bancorp	84,137	2,094,170
Bank of the James Financial Group Inc	20,459	407,543
Bank OZK	554,229	25,804,902
Bank7 Corp	22,289	906,717
BankUnited Inc	391,843	18,299,068
Bankwell Financial Group Inc	36,234	1,692,128
Banner Corp	178,868	10,526,382
Bar Harbor Bankshares	89,346	2,882,302
BayCom Corp	56,897	1,672,772
Bayfirst Financial Corp	19,311	127,838
BCB Bancorp Inc	89,839	718,712
Beacon Financial Corp (b)	438,947	13,054,284
Blue Foundry Bancorp (c)	91,028	1,199,749
Blue Ridge Bankshares Inc	236,707	961,030
Bogota Financial Corp (c)	17,298	145,821
BOK Financial Corp	114,504	14,395,443
Bridgewater Bancshares Inc (c)	112,985	2,065,366
Broadway Financial Corp/DE (c)	25,267	195,819
Burke & Herbert Financial Services Corp	69,737	4,493,852
Business First Bancshares Inc	155,384	4,241,983
BV Financial Inc (c)	35,813	668,987
Byline Bancorp Inc	172,407	5,379,098
C&F Financial Corp	15,949	1,161,406
California BanCorp	114,730	2,100,706
Camden National Corp	89,991	4,153,985
Capital Bancorp Inc	59,444	1,748,248
Capital City Bank Group Inc	72,913	3,123,957
Capitol Federal Financial Inc	644,787	4,629,571
Carter Bankshares Inc (c)	113,521	2,365,778
Catalyst Bancorp Inc (c)	14,165	233,723
Cathay General Bancorp	356,088	17,701,134
CB Financial Services Inc	24,046	837,041
Central Pacific Financial Corp	142,076	4,525,121
Central Plains Bancshares Inc (c)	15,274	271,419
CF Bankshares Inc Class A	23,096	697,961
Chain Bridge Bancorp Inc Class A (c)	14,890	513,705
Chemung Financial Corp	18,169	1,008,743
ChoiceOne Financial Services Inc	73,239	2,096,100
Citizens & Northern Corp	95,078	2,135,452
Citizens Community Bancorp Inc/WI	48,814	849,852
Citizens Financial Services Inc	25,772	1,547,866
City Holding Co	75,088	9,008,307
Civista Bancshares Inc	109,278	2,601,909
CNB Financial Corp/PA	153,424	4,297,406
Coastal Financial Corp/WA Class A (c)	67,730	5,024,889
CoastalSouth Bancshares Inc	39,392	967,074
Colony Bankcorp Inc	91,318	1,810,836
Columbia Banking System Inc	1,572,491	44,737,369
Columbia Financial Inc (c)	140,388	2,512,945
Commerce Bancshares Inc/MO	675,391	34,438,187
Commercial Bancgroup Inc	36,570	951,186
Community Financial System Inc	275,266	16,667,356
Community Trust Bancorp Inc	80,302	4,821,332
Community West Bancshares	88,401	2,053,555
Connectone Bancorp Inc	264,380	7,014,001
Cullen/Frost Bankers Inc	333,583	46,107,842
Customers Bancorp Inc (c)	165,686	11,173,864
CVB Financial Corp	679,088	13,058,862
Dime Community Bancshares Inc	211,589	6,844,904
Eagle Bancorp Inc (b)	146,197	3,720,714
Eagle Bancorp Montana Inc	38,657	838,857
Eagle Financial Services Inc	23,018	798,955
East West Bancorp Inc	717,519	78,532,455
Eastern Bankshares Inc	1,144,257	22,381,667
ECB Bancorp Inc/MD (c)	36,391	625,561
Enterprise Financial Services Corp	193,128	11,027,609
Equity Bancshares Inc Class A	79,349	3,561,183
Esquire Financial Holdings Inc	35,456	3,580,347
Farmers & Merchants Bancorp Inc/Archbold OH	67,990	1,758,221
Farmers National Banc Corp	201,684	2,607,774
FB Bancorp Inc (c)	99,315	1,307,979
FB Financial Corp	210,382	11,505,792
Fidelity D&D Bancorp Inc	25,511	1,118,657
Fifth District Bancorp Inc (c)	22,105	329,807
Financial Institutions Inc	105,533	3,311,626
Finward Bancorp	19,684	735,394
Finwise Bancorp (c)	45,916	773,225
First Bancorp Inc/The	49,657	1,373,016
First Bancorp/Southern Pines NC (b)	215,604	12,244,151
First Bank/Hamilton NJ	107,405	1,709,888
First Busey Corp	461,120	11,694,003
First Business Financial Services Inc	43,512	2,377,931
First Capital Inc	17,797	904,088
First Citizens BancShares Inc/NC Class A	52,679	99,992,644
First Commonwealth Financial Corp	545,492	9,562,475
First Community Bankshares Inc	97,788	3,826,444
First Community Corp/SC	39,115	1,127,294
First Financial Bancorp	542,573	15,230,024
First Financial Bankshares Inc	671,253	20,761,855
First Financial Corp	62,605	3,966,653
First Foundation Inc (c)	334,753	1,965,000
First Guaranty Bancshares Inc (b)	33,556	295,628
First Hawaiian Inc	644,700	15,962,772
First Horizon Corp	2,575,017	61,259,654
First Internet Bancorp	43,992	892,158
First Interstate BancSystem Inc Class A	466,115	16,132,240
First Merchants Corp	326,460	12,758,057
First Mid Bancshares Inc	114,626	4,700,812
First National Corp/VA	40,045	1,063,195
First Northwest Bancorp	39,054	362,031
First Seacoast Bancorp Inc (c)	11,561	150,408
First United Corp	31,224	1,107,515
First US Bancshares Inc	28,575	436,626
First Western Financial Inc (c)	39,379	995,895
Firstsun Capital Bancorp (c)	58,591	2,136,814
Five Star Bancorp	89,000	3,464,770
Flagstar Financial Inc	1,561,155	19,811,057
Flushing Financial Corp	179,565	2,770,688
FNB Corp/PA	1,890,429	32,118,389
Franklin Financial Services Corp	21,795	1,122,007
FS Bancorp Inc	32,977	1,302,921
Fulton Financial Corp	952,954	19,487,909
FVCBankcorp Inc	79,583	1,228,762
GBank Financial Holdings Inc (c)	47,804	1,444,159
German American Bancorp Inc	194,132	8,025,417
Glacier Bancorp Inc	671,546	30,548,628
Great Southern Bancorp Inc	43,551	2,679,693
Greene County Bancorp Inc	37,089	818,554
Hancock Whitney Corp	436,526	28,727,776
Hanmi Financial Corp	157,279	4,106,555
Hanover Bancorp Inc	21,794	450,700
Hawthorn Bancshares Inc	30,331	1,000,620
HBT Financial Inc	62,052	1,672,922
Heritage Commerce Corp	325,889	4,050,800
Heritage Financial Corp Wash	180,230	4,759,874
Hilltop Holdings Inc	225,890	8,455,063
Hingham Institution For Savings The	10,158	2,835,301
Home Bancorp Inc	35,952	2,124,763
Home BancShares Inc/AR	950,785	26,108,556
Home Federal Bancorp Inc of Louisiana	9,458	180,553
HomeTrust Bancshares Inc	70,135	2,955,489
Hope Bancorp Inc	680,790	7,665,695
Horizon Bancorp Inc/IN	269,791	4,543,280
IF Bancorp Inc	10,457	290,182
Independent Bank Corp	257,828	20,128,632
Independent Bank Corp/MI	109,450	3,803,388
International Bancshares Corp	280,140	18,800,195
Investar Holding Corp	44,678	1,261,260
Isabella Bank Corp	36,452	1,733,657
John Marshall Bancorp Inc	65,842	1,264,166
Kearny Financial Corp/MD	309,380	2,366,757
Kentucky First Federal Bancorp (c)	14,293	65,604
Lake Shore Bancorp Inc/MD	8,679	134,350
Lakeland Financial Corp	131,142	7,618,039
Landmark Bancorp Inc/Manhattan KS	25,532	708,258
LCNB Corp	72,401	1,230,093
LINKBANCORP Inc	148,191	1,281,852
Live Oak Bancshares Inc	182,644	6,624,498
Magyar Bancorp Inc	28,110	492,487
MainStreet Bancshares Inc	30,180	669,996
Marathon Bancorp Inc (c)	6,293	88,353
Mechanics Bancorp Class A (b)	255,405	3,642,075
Mercantile Bank Corp	85,733	4,428,967
Meridian Corp	48,361	940,138
Metrocity Bankshares Inc	99,605	2,798,901
Metropolitan Bank Holding Corp	58,422	4,916,211
Mid Penn Bancorp Inc	108,033	3,475,422
Middlefield Banc Corp	38,887	1,309,325
Midland States Bancorp Inc	114,531	2,534,571
MVB Financial Corp	60,604	1,636,308
National Bank Holdings Corp Class A	200,086	8,001,439
National Bankshares Inc VA	34,675	1,302,046
NB Bancorp Inc	204,609	4,366,356
Nbt Bancorp Inc	272,444	11,638,808
Nicolet Bankshares Inc	103,235	15,770,179
Northeast Bank	37,845	4,196,254
Northeast Community Bancorp Inc	63,549	1,537,886
Northfield Bancorp Inc	194,481	2,594,377
Northpointe Bancshares Inc	53,000	957,180
Northrim BanCorp Inc	116,831	2,744,360
Northwest Bancshares Inc	775,116	9,650,194
Norwood Financial Corp	53,007	1,540,383
NSTS Bancorp Inc (c)	20,217	247,658
Oak Valley Bancorp	35,305	1,129,760
OceanFirst Financial Corp	303,360	5,478,682
Ohio Valley Banc Corp	19,513	831,839
Old National Bancorp/IN	1,833,450	42,352,695
Old Second Bancorp Inc	274,810	5,394,520
OP Bancorp	61,663	823,818
OptimumBank Holdings Inc (c)	47,388	252,104
Orange County Bancorp Inc	55,269	1,835,483
Origin Bancorp Inc	152,696	6,352,154
Orrstown Financial Services Inc	102,596	3,687,300
Park National Corp	74,479	12,254,030
Parke Bancorp Inc	50,451	1,405,565
Pathfinder Bancorp Inc	13,281	174,380
Pathward Financial Inc	119,196	10,821,805
Patriot National Bancorp Inc (c)	419,021	523,776
PCB Bancorp	57,803	1,292,475
Peapack-Gladstone Financial Corp	83,174	2,785,497
Peoples Bancorp Inc/OH	186,265	6,010,772
Peoples Bancorp of North Carolina Inc	25,942	991,244
Peoples Financial Services Corp	49,330	2,644,088
Pinnacle Financial Partners Inc	784,784	71,226,996
Pioneer Bancorp Inc/NY (c)	52,205	736,613
Plumas Bancorp	34,389	1,729,767
Ponce Financial Group Inc (c)	103,708	1,685,255
Preferred Bank/Los Angeles CA	59,652	5,232,673
Primis Financial Corp	108,419	1,432,215
Princeton Bancorp Inc	27,296	927,245
Prosperity Bancshares Inc	498,080	35,049,890
Provident Financial Holdings Inc	25,392	406,272
Provident Financial Services Inc	684,918	14,410,675
QCR Holdings Inc	87,689	7,585,099
RBB Bancorp	65,723	1,413,045
Red River Bancshares Inc	25,286	2,242,868
Renasant Corp	496,313	18,686,184
Republic Bancorp Inc/KY Class A	50,350	3,474,150
Rhinebeck Bancorp Inc (c)	22,729	363,664
Richmond Mutual BanCorp Inc	43,482	587,007
Riverview Bancorp Inc	110,070	588,875
S&T Bancorp Inc	201,747	8,435,042
SB Financial Group Inc	31,667	657,407
Seacoast Banking Corp of Florida	505,228	15,722,695
ServisFirst Bancshares Inc (b)	263,699	21,362,256
Shore Bancshares Inc	161,559	3,001,766
Sierra Bancorp	63,156	2,272,353
Simmons First National Corp Class A	757,309	15,078,022
SmartFinancial Inc	75,875	2,975,059
Sound Financial Bancorp Inc	10,607	450,479
South Plains Financial Inc	64,124	2,626,519
Southern First Bancshares Inc (c)	40,010	2,234,158
Southern Missouri Bancorp Inc	49,371	3,056,559
Southside Bancshares Inc	150,779	4,722,398
SOUTHSTATE BANK CORP	525,380	51,839,245
SR Bancorp Inc (b)	35,817	592,771
Stellar Bancorp Inc	241,600	9,098,656
Sterling Bancorp Inc/MI (c)(d)	102,043	0
Stock Yards Bancorp Inc	144,075	9,240,971
Summit State Bank (c)	22,888	299,146
Texas Capital Bancshares Inc (c)	239,419	22,816,631
Texas Community Bancshares Inc	9,093	150,215
TFS Financial Corp	270,125	3,787,153
Third Coast Bancshares Inc (c)	65,919	2,611,052
Timberland Bancorp Inc/WA	38,747	1,475,486
Tompkins Financial Corp	67,273	5,160,512
Towne Bank/Portsmouth VA	382,615	13,108,390
TriCo Bancshares	175,447	8,382,858
Triumph Financial Inc (b)(c)	118,081	6,596,005
TrustCo Bank Corp NY	97,415	4,224,889
Trustmark Corp	307,793	13,108,904
UMB Financial Corp	372,596	43,176,424
Union Bankshares Inc/Morrisville VT (b)	20,891	485,716
United Bancorp Inc/OH	27,619	411,523
United Bankshares Inc/WV	731,836	30,224,827
United Community Bank/SC	636,570	20,478,457
United Security Bancshares/Fresno CA	74,070	769,587
Unity Bancorp Inc	34,725	1,847,023
Univest Financial Corp	150,076	5,035,050
USCB Financial Holdings Inc	49,640	939,685
Valley National Bancorp	2,528,293	31,881,775
Virginia National Bankshares Corp	25,282	978,919
WaFd Inc	412,472	12,852,628
Washington Trust Bancorp Inc	102,189	3,442,747
Webster Financial Corp	847,406	61,123,395
WesBanco Inc	503,468	17,555,929
West BanCorp Inc	80,765	1,966,628
Westamerica BanCorp	131,762	6,673,745
Western Alliance Bancorp	543,541	43,657,213
Western New England Bancorp Inc	83,887	1,077,948
Winchester Bancorp Inc	16,348	214,159
Wintrust Financial Corp	349,973	50,417,110
WSFS Financial Corp	286,811	18,215,367
Zions Bancorp NA	777,536	44,537,262
		2,308,795,347
Capital Markets - 2.7%
Acadian Asset Management Inc	136,864	7,371,495
Aether Holdings Inc (b)(c)	9,533	34,128
Affiliated Managers Group Inc	146,866	44,967,432
ALT5 Sigma Corp (b)(c)	585,715	814,144
AlTi Global Inc Class A (c)	238,037	1,054,504
Artisan Partners Asset Management Inc Class A	368,036	14,824,490
AtlasClear Holdings Inc (b)(c)	677,104	160,474
Bakkt Inc Class A (b)(c)	64,954	620,960
Beneficient Class A (b)(c)	73,733	343,596
BGC Group Inc Class A	1,865,599	17,760,502
Binah Capital Group Inc (b)(c)	20,404	44,481
Blue Owl Capital Inc Class A	3,347,167	35,312,612
BRC Group Holdings Inc (b)(c)	81,201	523,746
CaliberCos Inc Class A (b)(c)	29,940	36,527
Carlyle Group Inc/The	1,360,073	70,710,195
CGrowth Capital Inc (b)(c)	180,642	270
Cohen & Co Inc	5,378	77,927
Cohen & Steers Inc	143,129	9,571,036
Diamond Hill Investment Group Inc	13,448	2,311,308
DigitalBridge Group Inc Class A	871,230	13,460,504
Dominari Holdings Inc (b)	45,631	138,262
Donnelley Financial Solutions Inc (c)	138,533	6,893,402
Evercore Inc Class A	202,063	62,405,137
Federated Hermes Inc Class B	385,034	21,565,754
Fold Holdings Inc Class A (b)(c)	75,161	111,990
Forge Global Holdings Inc Class A (c)	27,881	1,254,645
Galaxy Digital Inc Class A (b)	1,004,012	20,672,607
GCM Grosvenor Inc Class A	272,830	3,159,371
Gemini Space Station Inc Class A (b)	83,011	500,556
Great Elm Group Inc (c)	83,553	171,284
Hamilton Lane Inc Class A	215,495	22,614,045
Hennessy Advisors Inc	26,734	268,677
Heritage Global Inc (c)	157,408	207,779
Houlihan Lokey Inc Class A	284,514	46,594,858
Innventure Inc (b)(c)	165,783	470,824
Janus Henderson Group PLC	645,631	33,637,375
Jefferies Financial Group Inc	868,623	38,566,861
Lazard Inc	593,452	30,028,671
LPL Financial Holdings Inc	418,521	125,715,338
MarketAxess Holdings Inc	194,355	37,316,160
MarketWise Inc Class A	10,060	141,041
Marygold Cos Inc/The (b)(c)	94,516	98,108
Miami International Holdings Inc	115,139	4,904,921
Moelis & Co Class A	389,009	23,091,574
Morningstar Inc	125,256	22,939,384
Netcapital Inc (b)(c)	39,595	20,244
Open Lending Corp (c)	484,748	644,715
Oppenheimer Holdings Inc Class A	31,381	2,707,866
Perella Weinberg Partners Class A	342,758	6,344,451
Piper Sandler Cos	87,213	25,775,802
PJT Partners Inc Class A	126,695	18,710,318
Ridgepost Capital Inc Class A	326,675	2,636,267
SEI Investments Co	486,010	39,522,333
Siebert Financial Corp (b)(c)	118,350	224,865
Silvercrest Asset Management Group Inc Class A	45,078	685,411
StepStone Group Inc Class A	380,660	16,421,672
Stifel Financial Corp	798,181	59,105,303
StoneX Group Inc (c)	242,985	30,980,588
Strive Inc Class A (b)(c)	201,317	1,598,457
TPG Inc Class A	672,156	29,185,014
Tradeweb Markets Inc Class A	609,234	75,091,137
US Global Investors Inc Class A	56,960	189,677
Value Line Inc	4,319	158,680
Victory Capital Holdings Inc Class A	250,983	17,363,004
Virtu Financial Inc Class A	415,846	17,220,183
Virtus Invt Partners Inc	33,235	4,598,395
Westwood Holdings Group Inc	35,100	588,276
WisdomTree Inc	602,562	10,309,836
		1,083,551,449
Consumer Finance - 1.0%
Ally Financial Inc	1,463,266	57,711,211
Atlanticus Holdings Corp (c)	29,093	1,521,855
Bread Financial Holdings Inc	241,913	17,141,955
Consumer Portfolio Services Inc (c)	48,258	390,889
Credit Acceptance Corp (b)(c)	33,632	15,913,990
Dave Inc Class A (c)	57,776	11,166,368
DeFi Development Corp (b)(c)	75,124	261,431
Encore Capital Group Inc (c)	115,115	7,861,203
Enova International Inc (c)	130,874	18,198,030
EZCORP Inc Class A (c)	301,407	7,996,328
Figure Technology Solutions Inc Class A (b)	165,736	4,189,806
FirstCash Holdings Inc	202,692	39,076,991
Green Dot Corp Class A (c)	191,410	2,212,700
Jefferson Capital Inc	89,190	1,839,990
Katapult Holdings Inc Class A (b)(c)	21,076	129,827
LendingClub Corp (c)	630,086	9,394,582
Lendingtree Inc (c)	58,978	2,204,008
Medallion Financial Corp	88,999	898,000
Navient Corp	376,427	3,308,793
Nelnet Inc Class A	72,317	9,362,159
NerdWallet Inc Class A (c)	181,190	1,965,912
OneMain Holdings Inc	614,343	33,801,152
Oportun Financial Corp (c)	166,886	864,469
OppFi Inc Class A	144,754	1,328,842
PRA Group Inc (c)	141,105	2,222,404
PROG Holdings Inc	208,599	7,344,771
Regional Management Corp	46,547	1,481,126
SLM Corp	1,068,654	20,026,576
SoFi Technologies Inc Class A (c)	6,622,130	117,609,029
Upstart Holdings Inc (b)(c)	448,065	12,200,810
Vroom Inc (c)	5,935	89,202
World Acceptance Corp (c)	15,136	2,041,544
		411,755,953
Financial Services - 1.8%
Acacia Research Corp (c)	180,837	757,707
Affirm Holdings Inc Class A (c)	1,515,818	71,213,130
Alerus Financial Corp	134,429	3,204,787
Beeline Holdings Inc (b)(c)	123,840	346,752
Better Home & Finance Holding Co Class A (b)(c)	38,513	1,267,078
Cannae Holdings Inc	244,786	2,986,389
Cantaloupe Inc (b)(c)	305,154	3,185,808
Cass Information Systems Inc	61,854	2,745,081
Chime Financial Inc Class A (c)	210,155	4,650,730
Corebridge Financial Inc	1,405,869	36,327,655
Enact Holdings Inc	149,402	6,250,980
Equitable Holdings Inc	1,502,600	60,434,572
Essent Group Ltd	503,902	30,657,398
Euronet Worldwide Inc (b)(c)	204,019	14,189,521
Federal Agricultural Mortgage Corp Class C	55,778	8,793,959
Finance of America Cos Inc Class A (c)	19,505	377,422
Flywire Corp (c)	570,115	7,018,116
HA Sustainable Infrastructure Capital Inc	662,851	24,207,319
Halo Spin-Out SPV Inc Class A (d)	8,869	0
Income Opportunity Realty Investors Inc (c)	1,642	29,556
International Money Express Inc (c)	154,388	2,436,243
Jackson Financial Inc	354,295	38,788,217
loanDepot Inc Class A (b)(c)	515,214	1,066,493
Marqeta Inc Class A (c)	2,012,023	7,726,168
Merchants Bancorp/IN	154,593	6,536,192
MGIC Investment Corp	1,164,442	30,892,646
NCR Atleos Corp (c)	384,656	17,032,568
NewtekOne Inc	147,430	1,810,440
NMI Holdings Inc (c)	401,248	15,773,059
OLB Group Inc/The (b)(c)	9,922	6,479
Onity Group Inc (c)	32,708	1,370,792
Paymentus Holdings Inc Class A (c)	263,822	6,455,724
Payoneer Global Inc (c)	1,509,592	6,521,437
Paysign Inc (c)	184,761	655,902
PennyMac Financial Services Inc	150,989	13,880,419
Priority Technology Holdings Inc (b)(c)	146,621	813,747
Radian Group Inc	706,158	24,376,574
Remitly Global Inc (c)	896,960	14,979,232
Repay Holdings Corp Class A (c)	336,452	935,337
Rocket Cos Inc Class A	5,070,726	92,236,506
Ryvyl Inc (b)(c)	6,819	40,096
Security National Financial Corp Class A	95,119	861,778
Sezzle Inc (c)	89,338	6,517,207
SHF Holdings Inc Class A (b)(c)	19,943	18,535
Shift4 Payments Inc Class A (b)(c)	353,815	15,592,627
Sui Group Holdings Ltd (b)(c)	185,500	233,730
SWK Holdings Corp	15,293	251,111
Toast Inc Class A (c)	2,457,179	67,105,558
Usio Inc (c)	93,235	125,867
UWM Holdings Corp Class A	1,265,138	5,579,259
Velocity Financial Inc (c)	47,994	892,208
Voya Financial Inc	495,679	33,151,012
Walker & Dunlop Inc	191,061	8,790,717
Waterstone Financial Inc	78,566	1,399,260
Western Union Co/The (b)	1,687,926	16,254,727
WEX Inc (c)	180,228	26,888,215
XBP Global Holdings Inc Class A (c)	61,537	448,605
		747,088,647
Insurance - 2.6%
Abacus Global Management Inc Class A (b)	171,716	1,567,767
American Coastal Insurance Corp	130,663	1,488,252
American Financial Group Inc/OH	360,787	47,977,455
American Integrity Insurance Group Inc	36,367	740,432
Amerisafe Inc	100,625	3,273,331
Assured Guaranty Ltd	225,140	19,409,319
Ategrity Specialty Holdings LLC	35,494	785,127
Atlantic American Corp	23,740	63,386
Axis Capital Holdings Ltd	403,136	42,619,538
Baldwin Insurance Group Inc/The Class A (c)	375,691	8,727,302
Bowhead Specialty Holdings Inc (c)	90,113	2,282,562
Brighthouse Financial Inc (c)	300,295	18,011,694
Citizens Inc/TX Class A (b)(c)	237,194	1,285,591
CNA Financial Corp	107,836	5,178,285
CNO Financial Group Inc	500,050	20,907,091
Crawford & Co Class A	72,206	776,937
Crawford & Co Class B	46,366	460,878
Donegal Group Inc Class A	87,674	1,544,816
Donegal Group Inc Class B	7,277	120,143
eHealth Inc (c)	161,969	210,560
Employers Holdings Inc	119,119	4,925,571
F&G Annuities & Life Inc	208,252	4,716,908
FG Nexus Inc (c)	46,030	308,861
FG Nexus Inc rights (b)(c)(d)	5,146	0
Fidelity National Financial Inc	1,334,139	70,549,270
First American Financial Corp	533,624	37,412,379
Genworth Financial Inc Class A (c)	2,067,191	17,447,092
GoHealth Inc Class A (c)	43,548	59,661
Goosehead Insurance Inc Class A (c)	130,366	7,065,837
Greenlight Capital Re Ltd Class A (c)	134,279	1,905,419
Hagerty Inc Class A (c)	184,620	2,167,439
Hanover Insurance Group Inc/The	186,123	33,619,397
HCI Group Inc	56,006	9,880,579
Health In Tech Inc Class A (b)(c)	70,905	99,976
Heritage Insurance Holdings Inc (c)	116,974	3,260,065
Hippo Holdings Inc (c)	97,728	2,810,657
Horace Mann Educators Corp	212,509	9,246,267
Investors Title Co	8,259	1,907,003
James River Group Holdings Inc	217,288	1,521,016
Kemper Corp	304,849	9,852,720
Kingstone Cos Inc	62,068	1,022,881
Kinsale Capital Group Inc	116,196	45,278,095
Lemonade Inc (b)(c)	331,719	17,163,141
Lincoln National Corp	887,165	30,429,760
Markel Group Inc (c)	65,750	136,264,903
MBIA Inc (c)	233,166	1,527,237
Mercury General Corp	136,630	12,375,945
Neptune Insurance Holdings Inc Class A	94,441	1,966,262
NI Holdings Inc (c)	39,100	519,248
Octave Specialty Group Inc (c)	181,420	970,597
Old Republic International Corp	1,191,263	51,069,445
Oscar Health Inc Class A (b)(c)	1,125,312	15,349,256
Palomar Hldgs Inc (c)	138,520	17,136,309
Presurance Holdings Inc (c)	16,984	12,211
Primerica Inc	166,670	42,277,512
ProAssurance Corp (c)	248,976	6,112,361
Reinsurance Group of America Inc	343,325	74,065,502
Reliance Global Group Inc (b)	50,647	13,512
RLI Corp	481,800	30,025,776
Root Inc/OH Class A (b)(c)	72,180	3,744,698
Ryan Specialty Holdings Inc Class A	592,513	23,315,387
Safety Insurance Group Inc	78,823	6,119,029
Selective Insurance Group Inc	317,825	26,710,013
Selectquote Inc (c)	783,163	673,599
SiriusPoint Ltd (b)(c)	541,627	11,449,995
Skyward Specialty Insurance Group Inc (c)	198,758	9,236,284
Slide Insurance Holdings Inc (c)	125,177	2,378,363
Stewart Information Services Corp	146,587	10,406,211
Tiptree Inc Class A	124,291	2,116,676
Trupanion Inc (c)	175,994	4,670,881
TWFG Inc Class A (c)	74,564	1,517,377
United Fire Group Inc	113,134	4,396,387
Universal Insurance Holdings Inc	130,434	4,587,364
Unum Group	805,586	57,784,684
White Mountains Insurance Group Ltd	12,865	28,566,861
		1,077,440,345
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
ACRES Commercial Realty Corp (c)	30,215	559,280
Adamas Trust Inc	422,161	3,478,607
AGNC Investment Corp	5,933,803	66,517,932
Angel Oak Mortgage REIT Inc	77,518	665,104
Annaly Capital Management Inc	3,287,255	76,395,806
Apollo Commercial Real Estate Finance Inc	688,849	7,301,799
Arbor Realty Trust Inc (b)	852,253	6,758,366
Ares Commercial Real Estate Corp	297,032	1,491,101
ARMOUR Residential REIT Inc	628,790	11,286,781
Blackstone Mortgage Trust Inc Class A	818,075	15,715,221
Brightspire Capital Inc Class A	689,768	4,007,552
Cherry Hill Mortgage Investment Corp	207,054	544,552
Chimera Investment Corp	329,745	4,487,829
Claros Mortgage Trust Inc (c)	685,332	1,637,943
Dynex Capital Inc	945,466	13,264,888
Ellington Financial Inc	563,034	6,992,882
Franklin BSP Realty Trust Inc (b)	440,935	4,025,737
Granite Point Mortgage Trust Inc	247,519	430,683
Invesco Mortgage Capital Inc	378,862	3,193,807
Kkr Real Estate Finance Trust Inc	324,750	2,257,013
Ladder Capital Corp Class A	559,201	5,798,914
Lument Finance Trust Inc (b)	255,735	352,914
Manhattan Bridge Capital Inc	53,041	233,380
MFA Financial Inc	554,040	5,601,344
Nexpoint Real Estate Finance Inc	33,193	481,630
Orchid Island Capital Inc	943,842	7,022,184
Pennymac Mortgage Investment Trust	463,041	5,676,883
Ready Capital Corp	837,549	1,549,466
Redwood Trust Inc	829,805	5,020,320
Rithm Capital Corp	2,929,616	29,442,641
Rithm Property Trust Inc	40,209	585,443
Sachem Capital Corp	275,440	280,949
Seven Hills Realty Trust	125,441	1,073,775
Starwood Property Trust Inc	1,824,917	32,501,772
Sunrise Realty Trust Inc	56,827	532,469
TPG Mortgage Investment Trust Inc	165,832	1,341,581
TPG RE Finance Trust Inc	346,648	2,932,642
Two Harbors Investment Corp	664,487	6,864,151
		338,305,341
TOTAL FINANCIALS		5,966,937,082
Health Care - 13.4%
Biotechnology - 6.9%
4D Molecular Therapeutics Inc (b)(c)	232,527	2,246,211
Abeona Therapeutics Inc (b)(c)	271,796	1,391,596
Absci Corp (b)(c)	874,661	2,396,571
ABVC BioPharma Inc (c)	105,944	138,787
ACADIA Pharmaceuticals Inc (c)	652,471	16,024,688
Achieve Life Sciences Inc (b)(c)	280,589	1,279,486
Acrivon Therapeutics Inc (c)	110,324	166,589
Actinium Pharmaceuticals Inc (c)	165,806	195,651
Actuate Therapeutics Inc (b)(c)	47,213	176,577
Acumen Pharmaceuticals Inc (c)	175,512	551,108
Acurx Pharmaceuticals Inc (b)(c)	11,494	17,356
Adicet Bio Inc (c)	48,143	349,037
Aditxt Inc (c)	3,627	1,658
ADMA Biologics Inc (c)	1,242,284	19,342,362
Adverum Biotechnologies Inc rights (b)(c)(d)	76,551	0
AEON Biopharma Inc Class A (b)(c)	40,999	45,919
Agenus Inc (b)(c)	131,029	436,327
Agios Pharmaceuticals Inc (c)	319,034	9,644,398
AIM ImmunoTech Inc (b)	22,728	20,628
AIM ImmunoTech Inc rights 3/23/2026 (b)(c)(d)	22,728	682
AIxCrypto Holdings Inc (b)(c)	10,610	12,095
AIxCrypto Holdings Inc rights (c)(d)	2,906	0
Akebia Therapeutics Inc (c)	1,401,332	1,835,745
Alaunos Therapeutics Inc (c)	12,465	39,763
Aldeyra Therapeutics Inc (b)(c)	255,225	1,393,529
Alector Inc (c)	491,836	1,195,161
Aligos Therapeutics Inc Class A (b)(c)	26,779	188,256
Alkermes PLC (c)	870,167	26,192,027
Allarity Therapeutics Inc (c)	86,159	83,583
Allogene Therapeutics Inc (b)(c)	868,066	2,413,223
Alnylam Pharmaceuticals Inc (c)	691,763	230,301,738
Altimmune Inc (b)(c)	550,871	2,374,254
ALX Oncology Holdings Inc (c)	189,414	399,664
Alzamend Neuro Inc (b)(c)	24,714	49,675
Amicus Therapeutics Inc (c)	1,611,247	23,153,619
AnaptysBio Inc (c)	102,518	5,643,616
Anavex Life Sciences Corp (b)(c)	452,711	2,005,510
Anika Therapeutics Inc (c)	77,200	1,108,592
Anixa Biosciences Inc (b)(c)	164,637	490,618
Annexon Inc (c)	643,011	3,600,862
Annovis Bio Inc (b)(c)	122,215	327,536
Apellis Pharmaceuticals Inc (b)(c)	536,521	11,245,480
Apimeds Pharmaceuticals US Inc (b)(c)	23,750	32,300
Apogee Therapeutics Inc (c)	253,231	17,726,170
Aptevo Therapeutics Inc (b)(c)	8,776	64,240
AquaBounty Technologies Inc (c)	24,764	24,021
Arbutus Biopharma Corp (b)(c)	809,899	3,774,129
Arcellx Inc (b)(c)	227,106	25,842,392
Arcturus Therapeutics Holdings Inc (b)(c)	140,079	1,152,850
Arcus Biosciences Inc (c)	446,748	9,100,257
Arcutis Biotherapeutics Inc (c)	581,343	15,678,821
Ardelyx Inc (c)	1,267,683	8,303,324
Armata Pharmaceuticals Inc (c)	58,264	626,921
ArriVent Biopharma Inc (c)	171,261	3,933,865
Arrowhead Pharmaceuticals Inc (c)	723,650	45,785,336
ARS Pharmaceuticals Inc (b)(c)	343,441	3,187,132
Assembly Biosciences Inc (b)(c)	59,089	1,763,216
Atara Biotherapeutics Inc (b)(c)	29,884	161,971
Atossa Therapeutics Inc (b)(c)	46,781	207,240
Atrium Therapeutics Inc	74,124	1,093,329
aTyr Pharma Inc (c)	531,354	509,994
Aura Biosciences Inc (b)(c)	300,769	1,771,529
Avalo Therapeutics Inc (c)	74,655	1,306,463
Avidity Biosciences Inc (c)	741,240	53,369,280
Avita Medical Inc (b)(c)	160,474	807,184
Azitra Inc (b)(c)	74,219	12,988
Beam Therapeutics Inc (c)	518,333	14,751,757
Beyondspring Inc (b)(c)	160,230	216,311
Bicara Therapeutics Inc (c)	167,499	2,810,633
Bio Green Med Solution Inc (b)(c)	1,760	1,778
bioAffinity Technologies Inc (b)(c)	29,770	31,556
BioAtla Inc (b)(c)	256,172	63,377
BioCardia Inc (c)	49,705	64,119
BioCryst Pharmaceuticals Inc (c)	1,240,239	10,852,091
Biohaven Ltd (c)	598,641	6,896,344
BioMarin Pharmaceutical Inc (c)	1,009,826	62,336,559
Biomea Fusion Inc (b)(c)	185,149	253,654
BioRestorative Therapies Inc (b)(c)	29,515	6,741
BioVie Inc (c)	46,917	64,745
Bioxcel Therapeutics Inc (b)(c)	105,533	176,240
Black Diamond Therapeutics Inc (b)(c)	238,644	589,451
Bolt Biotherapeutics Inc (c)	8,636	39,035
Bone Biologics Corp (b)(c)	6,587	7,707
Boundless Bio Inc (c)	67,712	78,546
Bridgebio Pharma Inc (c)	887,690	59,013,631
C4 Therapeutics Inc (c)	326,166	880,648
Cabaletta Bio Inc (b)(c)	612,379	2,033,098
Calidi Biotherapeutics Inc (b)(c)	29,568	23,496
CAMP4 Therapeutics Corp (c)	150,844	677,290
Candel Therapeutics Inc (b)(c)	204,394	1,073,069
Canton Strategic Holdings Inc (b)(c)	186,271	944,394
Capricor Therapeutics Inc (c)	240,744	6,723,980
Cardiff Oncology Inc (b)(c)	357,132	692,836
Cardio Diagnostics Holdings Inc (b)(c)	16,558	108,455
CareDx Inc (c)	270,264	5,070,153
Caribou Biosciences Inc (b)(c)	422,897	803,504
Carisma Therapeutics Inc rights (c)(d)	1,018,958	10
Cartesian Therapeutics Inc (b)(c)	59,218	449,465
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	161,101
Catalyst Pharmaceuticals Inc (c)	603,200	13,921,856
CEL-SCI Corp (b)(c)	42,802	182,337
Celcuity Inc (c)	190,155	21,242,215
Celldex Therapeutics Inc (c)	354,918	10,679,483
Cellectar Biosciences Inc (b)(c)	21,235	69,438
Celularity Inc Class A (c)	86,075	105,872
Century Therapeutics Inc (b)(c)	249,719	579,348
CervoMed Inc (b)(c)	32,663	130,325
CG oncology Inc (c)	357,862	21,042,286
Chinook Therapeutics Inc rights (c)(d)	51,768	0
Cibus Inc Class A (c)	139,957	516,441
Citius Oncology Inc Class A (b)(c)	93,890	105,157
Clene Inc (b)(c)	40,780	213,076
Climb Bio Inc (c)	137,157	980,673
Coeptis Therapeutics Holdings Inc (b)(c)	22,069	265,600
Cogent Biosciences Inc (c)	800,969	31,117,646
Coherus Oncology Inc (b)(c)	640,526	1,069,678
Compass Therapeutics Inc (c)	805,577	4,551,510
Corbus Pharmaceuticals Holdings Inc (c)	84,381	723,145
Corvus Pharmaceuticals Inc (c)	379,475	6,929,214
Coya Therapeutics Inc (b)(c)	98,339	487,761
Creative Medical Technology Holdings Inc (b)(c)	18,329	33,175
Crescent Biopharma Inc (c)	40,022	483,866
Cue Biopharma Inc (b)(c)	385,453	107,965
Cullinan Therapeutics Inc (c)	271,481	4,207,956
Curis Inc (c)	55,323	63,068
Cyclerion Therapeutics Inc (b)(c)	22,415	30,260
Cypherpunk Technologies Inc (b)(c)	262,968	164,118
Cyteir Therapeutics Inc (c)(d)	97,013	0
Cytokinetics Inc (b)(c)	645,140	40,140,611
CytomX Therapeutics Inc (c)	700,350	3,760,880
Day One Biopharmaceuticals Inc (c)	383,763	4,067,888
Decoy Therapeutics Inc (b)(c)	29,742	20,254
Denali Therapeutics Inc (c)	774,442	16,402,682
Dermata Therapeutics Inc (b)(c)	21,540	25,848
Design Therapeutics Inc (c)	156,517	1,634,037
DiaMedica Therapeutics Inc (b)(c)	162,263	1,289,991
Dianthus Therapeutics Inc (c)	154,788	8,542,750
Dianthus Therapeutics Inc rights (c)(d)	190,584	2
Disc Medicine Inc (c)	166,425	11,087,234
Dogwood Therapeutics Inc (c)	10,187	29,033
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	6,054	0
Dyadic International Inc (c)	141,723	110,402
Dyne Therapeutics Inc (c)	753,442	11,768,764
Edesa Biotech Inc (b)(c)	31,383	69,043
Editas Medicine Inc (c)	332,594	731,707
Eledon Pharmaceuticals Inc (c)	376,718	987,001
Elicio Therapeutics Inc (b)(c)	58,772	763,448
Elutia Inc (c)	121,608	139,849
Emergent BioSolutions Inc (b)(c)	276,427	2,252,880
Enanta Pharmaceuticals Inc (c)	136,425	1,950,878
Ensysce Biosciences Inc (b)(c)	19,270	12,009
Entrada Therapeutics Inc (c)	128,288	1,530,476
Equillium Inc (b)(c)	164,421	299,246
Erasca Inc (c)	1,229,917	16,800,666
Ernexa Therapeutics Inc (b)(c)	15,233	4,343
Estrella Immunopharma Inc (b)(c)	62,562	76,326
Ethzilla Corp (b)(c)	87,386	308,473
Evommune Inc (b)	48,641	1,264,666
Exact Sciences Corp (c)	991,413	102,492,276
Exagen Inc (c)	83,034	300,583
Exelixis Inc (c)	1,404,511	61,882,755
Exicure Inc (b)(c)	15,678	58,636
eXoZymes Inc (c)	12,574	107,005
Fate Therapeutics Inc (c)	450,652	666,965
Fibrobiologics Inc (c)	224,628	73,813
Foghorn Therapeutics Inc (c)	184,326	1,046,972
Forte Biosciences Inc (c)	56,214	1,698,787
Fortress Biotech Inc (b)(c)	130,393	445,944
Gain Therapeutics Inc (b)(c)	194,020	506,392
Galectin Therapeutics Inc (b)(c)	276,536	824,077
Genelux Corp (b)(c)	182,131	542,750
Genprex Inc (b)(c)	14,005	28,010
GeoVax Labs Inc (b)(c)	12,358	19,773
Geron Corp (b)(c)	2,826,192	4,748,003
Gossamer Bio Inc (b)(c)	1,084,307	460,722
GRAIL Inc (b)(c)	158,953	8,461,068
Greenwich Lifesciences Inc (b)(c)	34,181	947,497
GRI Bio Inc (b)(c)	7,765	19,801
GridAI Technologies Corp (c)	16,614	38,212
GT Biopharma Inc (b)(c)	21,852	10,445
Gyre Therapeutics Inc (b)(c)	113,266	933,312
Gyre Therapeutics Inc rights (c)(d)	163,033	1
Halozyme Therapeutics Inc (c)	615,968	42,828,255
HCW Biologics Inc (b)(c)	10,180	5,503
Heron Therapeutics Inc (b)(c)	858,995	1,022,204
Humacyte Inc Class A (b)(c)	387,180	431,706
Hyperliquid Strategies Inc	7,667	31,281
iBio Inc (b)(c)	124,471	351,008
Ideaya Biosciences Inc (c)	458,607	14,767,145
Immix Biopharma Inc (b)(c)	115,751	934,111
ImmuCell Corp (c)	33,913	222,808
Immuneering Corp (c)	286,222	1,428,248
Immunic Inc (b)(c)	643,547	656,418
ImmunityBio Inc (b)(c)	1,602,268	15,670,181
Immunome Inc (c)	541,392	11,834,829
Immunovant Inc (c)	400,845	11,115,432
Imunon Inc (b)	17,125	55,656
IN8bio Inc (c)	16,903	29,073
Indaptus Therapeutics Inc (c)	8,110	16,950
Inhibikase Therapeutics Inc (b)(c)	190,649	390,830
Inhibrx Biosciences Inc (c)	50,209	3,721,993
Inmune Bio Inc (b)(c)	104,734	135,107
Inovio Pharmaceuticals Inc (b)(c)	342,507	619,938
Insight Molecular Diagnostics Inc (b)(c)	116,166	698,158
Insmed Inc (c)	1,117,348	166,853,577
Instil Bio Inc (b)(c)	21,279	189,383
Intellia Therapeutics Inc (b)(c)	538,289	7,417,622
Intensity Therapeutics Inc (c)	10,978	84,091
Invivyd Inc (c)	921,688	1,557,653
Ionis Pharmaceuticals Inc (c)	847,073	68,739,974
Iovance Biotherapeutics Inc (b)(c)	1,757,755	6,784,934
Ironwood Pharmaceuticals Inc Class A (c)	752,944	2,575,068
Jade Biosciences Inc	113,863	1,688,588
Janux Therapeutics Inc (c)	294,666	4,010,404
Jasper Therapeutics Inc Class A (b)(c)	142,962	197,288
Kairos Pharma Ltd (b)(c)	59,481	36,016
KALA BIO Inc (b)(c)	40,150	15,257
Kalaris Therapeutics Inc (b)(c)	33,978	355,410
KalVista Pharmaceuticals Inc (b)(c)	207,092	3,371,458
Karyopharm Therapeutics Inc (b)(c)	90,084	847,690
Keros Therapeutics Inc (c)	102,681	1,457,043
Kezar Life Sciences Inc (c)	34,509	231,210
Kineta Inc rights (c)(d)	198,769	1
Klotho Neurosciences Inc (c)	327,046	173,858
Kodiak Sciences Inc (c)	206,191	5,525,919
Korro Bio Inc (c)	36,612	444,104
Korro Bio Inc rights (b)(c)(d)	185,128	1
Krystal Biotech Inc (c)	135,206	37,268,182
Kura Oncology Inc (c)	551,163	4,811,653
Kymera Therapeutics Inc (c)	317,432	28,997,413
Kyntra Bio Inc (c)	21,198	146,902
Kyverna Therapeutics Inc (b)(c)	117,968	968,517
Lantern Pharma Inc (c)	45,885	129,396
Larimar Therapeutics Inc (b)(c)	221,526	1,176,303
Lexeo Therapeutics Inc (c)	311,194	2,234,373
Liminatus Pharma Inc	27,254	6,895
Lineage Cell Therapeutics Inc (b)(c)	1,203,122	2,309,994
Lisata Therapeutics Inc (b)(c)	41,218	168,994
Lite Strategy Inc (c)	188,221	212,690
Lixte Biotechnology Holdings Inc (c)	28,620	82,712
Longeveron Inc (b)(c)	71,167	38,530
Lunai Bioworks Inc (c)	74,535	27,615
Lyell Immunopharma Inc (c)	76,142	1,827,408
MacroGenics Inc (c)	187,408	372,942
Madrigal Pharmaceuticals Inc (c)	97,661	42,189,552
MAIA Biotechnology Inc (b)(c)	169,333	382,693
MannKind Corp (c)	1,602,560	5,256,397
MapLight Therapeutics Inc (b)	81,625	1,409,664
Marker Therapeutics Inc (c)	77,121	114,139
Matinas BioPharma Holdings Inc (c)	29,320	17,827
MediciNova Inc (c)	255,652	370,695
MediPacific Inc Class A rights (c)(d)	103,801	0
Merrimack Pharmaceuticals Inc (c)(d)	82,829	0
Metagenomi Therapeutics Inc (c)	151,691	230,570
MetaVia Inc (b)(c)	10,139	15,310
MetaVia Inc rights (c)(d)	1,001	0
MiMedx Group Inc (c)	614,648	3,005,629
Mineralys Therapeutics Inc (c)	288,736	8,448,415
Minerva Neurosciences Inc (c)	17,256	113,890
MiNK Therapeutics Inc (c)	6,657	72,894
Mirum Pharmaceuticals Inc (c)	230,565	21,278,844
Moleculin Biotech Inc (b)(c)	12,602	30,119
Monopar Therapeutics Inc (c)	20,818	1,140,930
Monte Rosa Therapeutics Inc (c)	321,863	5,713,068
Mustang Bio Inc (b)(c)	30,943	31,252
Myriad Genetics Inc (c)	479,358	2,209,840
NanoViricides Inc (b)(c)	95,985	100,784
Natera Inc (c)	722,680	150,346,347
NeuBase Therapeutics Inc (c)(d)	11,216	2,658
Neuphoria Therapeutics Inc (c)	12,263	50,891
Neurocrine Biosciences Inc (c)	521,753	69,001,834
Neurogene Inc (b)(c)	56,855	1,335,524
Neurogene Inc rights (c)(d)	36,893	0
NextCure Inc (c)	12,949	164,711
Nkarta Inc (c)	278,092	750,848
Novavax Inc (b)(c)	850,774	8,626,848
Nurix Therapeutics Inc (c)	499,899	7,983,387
Nuvalent Inc Class A (c)	271,867	27,716,841
Nuvectis Pharma Inc (b)(c)	89,091	789,346
Ocugen Inc (c)	1,639,988	2,984,778
Olema Pharmaceuticals Inc (c)	211,394	5,115,735
OmniAb Operations Inc (c)(d)	29,768	13,991
OmniAb Operations Inc (c)(d)	29,768	10,716
Onconetix Inc (b)(c)	11,704	7,830
Oncternal Therapeutics Inc (b)(c)(d)	14,632	0
Oncternal Therapeutics Inc rights (c)(d)	6,762	0
OnKure Therapeutics Inc Class A (c)	37,199	100,809
Opus Genetics Inc (b)(c)	229,160	953,306
Opus Genetics Inc rights (c)(d)	5,723	0
Oragenics Inc (b)(c)	39,363	33,065
Organogenesis Holdings Inc Class A (c)	394,007	1,264,762
ORIC Pharmaceuticals Inc (b)(c)	406,190	5,463,256
Oruka Therapeutics Inc (c)	204,214	7,027,004
OS Therapies Inc (b)(c)	129,678	190,627
OSR Holdings Inc (b)(c)	57,849	23,834
Outlook Therapeutics Inc (c)	161,017	67,740
Ovid therapeutics Inc (c)	320,743	522,811
Palatin Technologies Inc (b)(c)	9,307	194,516
Palisade Bio Inc (c)	678,165	1,200,352
Palvella Therapeutics Inc (c)	48,540	6,553,871
Palvella Therapeutics Inc rights (c)(d)	7,057	0
Pasithea Therapeutics Corp (b)(c)	41,608	36,682
Passage Bio Inc (c)	7,946	72,468
PDL BioPharma Inc (c)(d)	559,249	6
PDS Biotechnology Corp (b)(c)	277,144	187,072
Pelthos Therapeutics Inc (b)(c)	7,057	186,023
PepGen Inc (c)	232,097	1,443,643
Perspective Therapeutics Inc (b)(c)	382,508	2,065,543
PharmaCyte Biotech Inc (c)	54,986	37,946
Phio Pharmaceuticals Corp (b)(c)	58,104	66,239
Plus Therapeutics Inc (b)(c)	728,125	220,403
PMV Pharmaceuticals Inc (c)	221,754	376,982
Praxis Precision Medicines Inc (c)	133,930	45,100,928
Precigen Inc (b)(c)	926,887	3,512,902
Precision BioSciences Inc (b)(c)	121,638	510,880
Prelude Therapeutics Inc (b)(c)	130,651	360,597
Prime Medicine Inc (b)(c)	579,116	2,675,516
ProKidney Corp Class A (b)(c)	553,164	1,239,087
Protagonist Therapeutics Inc (c)	306,560	28,228,045
Protara Therapeutics Inc (c)	183,393	1,166,379
PTC Therapeutics Inc (c)	419,272	28,590,158
Puma Biotechnology Inc (c)	204,039	1,163,022
Pyxis Oncology Inc (b)(c)	275,610	405,147
Q32 Bio Inc (b)(c)	57,067	260,226
Q32 Bio Inc rights (b)(c)(d)	157,026	1
Quince Therapeutics Inc (b)(c)	238,201	29,942
Rallybio Corp (c)	15,111	113,937
RAPT Therapeutics Inc (b)(c)	99,769	5,784,607
Recursion Pharmaceuticals Inc Class A (b)(c)	2,911,161	10,683,961
REGENXBIO Inc (c)	189,452	1,712,646
Rein Therapeutics Inc (c)	113,421	129,300
Relay Therapeutics Inc (c)	753,888	7,734,891
RenovoRx Inc (c)	179,825	158,785
Replimune Group Inc (c)	319,297	2,442,622
Revelation Biosciences Inc (b)(c)	27,131	35,813
Revolution Medicines Inc (c)	950,460	96,965,929
Rezolute Inc (c)	445,633	1,430,482
Rhythm Pharmaceuticals Inc (c)	316,986	29,394,112
Rigel Pharmaceuticals Inc (b)(c)	94,715	3,290,399
Rocket Pharmaceuticals Inc (c)	502,992	2,519,990
Roivant Sciences Ltd (c)	2,293,631	66,377,681
SAB Biotherapeutics Inc (b)(c)	47,303	193,942
Sagimet Biosciences Inc Class A (b)(c)	142,197	811,945
Sana Biotechnology Inc (c)	636,722	2,680,600
Sangamo Therapeutics Inc (b)(c)	1,782,998	770,790
Sarepta Therapeutics Inc (c)	549,970	9,217,497
Savara Inc (c)	712,433	4,288,847
Scholar Rock Holding Corp (c)	442,412	19,585,579
SELLAS Life Sciences Group Inc (b)(c)	746,357	3,679,540
Sensei Biotherapeutics Inc (b)(c)	6,194	188,917
Senti Biosciences Inc Class A (b)(c)	78,062	73,683
Sera Prognostics Inc Class A (c)	160,431	367,387
Seres Therapeutics Inc (c)	24,180	211,333
Serina Therapeutics Inc (b)(c)	28,925	52,065
Shattuck Labs Inc (c)	291,080	1,141,034
Shuttle Pharmaceuticals Holdings Inc (c)	18,789	18,789
Silo Pharma Inc (b)(c)	75,837	27,794
Sionna Therapeutics Inc (b)(c)	75,115	2,744,702
Skye Bioscience Inc (c)	100,562	74,909
Soleno Therapeutics Inc (c)	257,836	10,073,653
Solid Biosciences Inc (c)	242,740	1,507,415
Soligenix Inc (b)(c)	57,362	67,687
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	36,079	0
Spectrum Pharmaceuticals Inc rights (c)(d)	927,702	9
Spero Therapeutics Inc (c)	207,504	450,284
Spruce Biosciences Inc (b)(c)	5,680	312,059
Spyre Therapeutics Inc (c)	356,393	15,328,463
Spyre Therapeutics Inc rights (c)(d)	318,998	3
Stoke Therapeutics Inc (c)	267,576	9,742,442
Summit Therapeutics Inc (c)	777,508	12,898,858
Surface Oncology Inc rights (c)(d)	293,597	3
Surrozen Inc Class A (c)	26,726	742,983
Sutro Biopharma Inc (c)	43,751	895,583
Syndax Pharmaceuticals Inc (c)	454,589	9,869,127
Tango Therapeutics Inc (b)(c)	513,568	5,721,148
Taysha Gene Therapies Inc (c)	1,156,083	5,237,056
Tectonic Therapeutic Inc (b)(c)	52,093	1,221,581
Tectonic Therapeutic Inc rights (c)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	24,318	55,445
Tempest Therapeutics Inc warrants 12/31/2030 (c)	24,406	2,394
Tenax Therapeutics Inc (c)	28,603	343,236
Tenaya Therapeutics Inc (c)	553,214	310,796
Tevogen Bio Holdings Inc Class A (b)(c)	57,710	15,247
TG Therapeutics Inc (b)(c)	709,738	21,356,016
Theriva Biologics Inc (b)(c)	192,565	38,513
Tonix Pharmaceuticals Holding Corp (b)(c)	62,090	867,397
TransCode Therapeutics Inc (b)(c)	5,783	57,541
TransCode Therapeutics Inc rights (b)(c)(d)	3,245	0
Travere Therapeutics Inc (c)	468,344	13,951,968
TriSalus Life Sciences Inc Class A (b)(c)	189,282	957,767
TScan Therapeutics Inc (c)	271,444	287,731
Twist Bioscience Corp (b)(c)	316,323	14,841,875
Tyra Biosciences Inc (c)	123,768	4,122,712
Ultragenyx Pharmaceutical Inc (c)	420,590	9,837,600
Unicycive Therapeutics Inc (b)(c)	86,883	602,099
United Therapeutics Corp (c)	225,190	113,473,241
United Therapeutics Corp rights (c)(d)	110,163	1
Upstream Bio Inc (c)	176,916	1,358,715
Vanda Pharmaceuticals Inc (c)	310,686	2,768,212
Vaxcyte Inc (c)	679,780	41,969,617
Vera Therapeutics Inc Class A (c)	337,172	13,753,246
Veracyte Inc (c)	413,015	15,112,219
Verastem Inc (c)	330,619	1,891,141
Vericel Corp (c)	265,191	9,462,015
Viking Therapeutics Inc (b)(c)	591,646	20,021,301
Vir Biotechnology Inc (c)	587,550	5,340,830
Viridian Therapeutics Inc (c)	445,143	13,078,301
Viridian Therapeutics Inc rights (c)(d)	167,699	2
Vistagen Therapeutics Inc (b)(c)	240,620	141,003
VivoSim Labs Inc (b)(c)	22,183	48,137
Vor BioPharma Inc (c)	79,679	1,230,244
Voyager Therapeutics Inc (c)	187,221	767,606
vTv Therapeutics Inc Class A (c)	14,679	560,151
Werewolf Therapeutics Inc (b)(c)	167,131	100,312
Whitehawk Therapeutics Inc (c)	195,664	686,781
X4 Pharmaceuticals Inc (c)	405,184	1,393,833
XBiotech Inc (b)(c)	101,634	229,693
Xencor Inc (b)(c)	381,593	4,872,943
Xenetic Biosciences Inc (b)(c)	9,735	24,630
Xilio Therapeutics Inc (b)(c)	141,896	74,964
XOMA Royalty Corp (c)	50,583	1,291,384
Zenas Biopharma Inc (c)	148,736	3,919,194
Zentalis Pharmaceuticals Inc (b)(c)	267,742	639,903
		2,814,700,865
Health Care Equipment & Supplies - 1.7%
Accuray Inc Del (c)	474,940	274,278
Acme United Corp	17,486	787,045
Adagio Medical Holdings Inc (c)	51,349	51,349
Aethlon Medical Inc (b)(c)	6,632	13,329
Alphatec Holdings Inc (c)	596,593	8,125,597
AngioDynamics Inc (c)	216,664	2,478,636
Anteris Technologies Global Corp (c)	373,302	2,430,196
Apyx Medical Corp (c)	170,136	556,345
Artivion Inc (c)	215,958	8,314,383
AtriCure Inc (c)	264,503	8,268,364
Autonomix Medical Inc (b)(c)	33,652	14,769
Avanos Medical Inc (c)	300,678	4,239,560
Avinger Inc (b)(c)(d)	6,939	0
Axe Compute Inc (b)(c)	14,407	27,085
Axogen Inc (c)	240,950	7,645,344
Beta Bionics Inc (b)(c)	210,015	2,652,489
Beyond Air Inc (c)	59,873	57,544
Biomerica Inc (b)(c)	11,804	24,552
Bioventus Inc (c)	242,453	2,128,737
Bluejay Diagnostics Inc (b)(c)	8,887	18,218
Butterfly Network Inc Class A (b)(c)	1,076,796	4,081,057
CapsoVision Inc (b)	29,272	160,703
Carlsmed Inc (b)	34,902	508,522
Catheter Precision Inc (b)(c)	6,603	10,960
Ceribell Inc (c)	111,923	2,089,602
Cerus Corp (c)	1,013,566	2,594,729
ClearPoint Neuro Inc (b)(c)	150,001	1,885,513
CONMED Corp (b)	149,488	6,876,448
CVRx Inc (b)(c)	95,548	779,672
CytoSorbents Corp (b)(c)	295,933	222,690
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	162,564	1
Delcath Systems Inc (b)(c)	141,878	1,262,714
DENTSPLY SIRONA Inc	896,963	13,167,417
Ekso Bionics Holdings Inc (b)(c)	19,463	197,355
ElectroCore Inc (b)(c)	30,583	231,819
ElectroCore Inc rights (c)(d)	8,114	0
Electromed Inc (c)	36,921	875,028
Embecta Corp	298,568	3,063,308
ENDRA Life Sciences Inc (b)(c)	6,125	25,419
Enovis Corp (c)	231,148	5,887,340
Envista Holdings Corp (c)	860,895	25,146,743
Envoy Medical Inc Class A (c)	55,492	40,193
ENvue Medical Inc (b)(c)	7,774	16,169
enVVeno Medical Corp (b)(c)	4,357	45,487
Femasys Inc (b)(c)	221,277	126,106
FONAR Corp (c)	30,991	576,433
Fractyl Health Inc (c)	527,317	247,470
Glaukos Corp (c)	301,548	36,306,379
Globus Medical Inc Class A (c)	582,758	55,630,079
Haemonetics Corp (c)	246,134	15,585,205
HeartBeam inc (b)(c)	150,554	227,337
HeartSciences Inc (b)(c)	19,057	53,169
Hyperfine Inc Class A (c)	414,194	443,188
ICU Medical Inc (c)	130,063	19,584,887
Innovative Eyewear Inc (b)(c)	19,503	21,843
Inogen Inc (c)	125,987	768,521
Inspire Medical Systems Inc (c)	138,504	8,934,893
Integer Holdings Corp (c)	185,623	16,089,802
Integra LifeSciences Holdings Corp (c)	409,652	4,661,840
Intelligent Bio Solutions Inc (b)(c)	7,359	33,116
INVO Fertility Inc Class A (b)(c)	8,454	8,028
iRadimed Corp	40,683	4,211,911
iRhythm Technologies Inc (c)	169,003	22,604,151
IRIDEX Corp (c)	66,010	92,414
Kestra Medical Technologies Ltd (c)	65,296	1,520,091
Kewaunee Scientific Corp (c)	11,381	472,198
KORU Medical Systems Inc (c)	243,547	1,161,719
Lantheus Holdings Inc (c)	349,625	26,190,409
LeMaitre Vascular Inc	108,946	11,785,778
LENSAR Inc (c)	50,829	608,423
LivaNova PLC (c)	286,553	20,230,642
Lucid Diagnostics Inc (c)	499,088	718,687
Masimo Corp (c)	239,135	41,932,322
Medline Inc Class A	1,130,958	53,731,815
Merit Medical Systems Inc (c)	310,701	23,979,903
Microbot Medical Inc (b)(c)	356,943	860,233
Milestone Scientific Inc (c)	333,269	88,183
Modular Medical Inc (c)	276,330	68,281
Myomo Inc (b)(c)	176,916	137,110
Neogen Corp (c)	1,149,398	12,907,740
Neuraxis Inc (b)(c)	42,445	254,670
Neuronetics Inc (b)(c)	402,939	539,938
NeuroOne Medical Technologies Corp (c)	265,347	177,889
NeuroPace Inc (c)	127,058	1,852,506
Nexalin Technology Inc (c)	90,520	42,544
Nexgel Inc (b)(c)	32,216	37,048
Novocure Ltd (c)	453,868	6,204,376
Nuwellis Inc (b)(c)	11,853	17,897
Omnicell Inc (c)	236,907	9,736,878
OraSure Technologies Inc (c)	399,065	1,257,055
Orchestra BioMed Holdings Inc (c)	206,081	902,635
Orthofix Medical Inc (c)	185,273	2,506,744
OrthoPediatrics Corp (c)	93,436	1,791,168
Outset Medical Inc (c)	99,454	347,094
Owlet Inc Class A (c)	94,137	1,087,282
PAVmed Inc (b)(c)	5,610	56,549
Penumbra Inc (c)	205,227	70,678,127
Precision Optics Corp Inc/Mass (c)	29,473	126,144
Pro-Dex Inc (b)(c)	9,957	441,195
PROCEPT BioRobotics Corp (b)(c)	321,249	7,289,140
Profusa Inc (b)(c)	1,490	1,549
Pulmonx Corp (c)	165,530	261,537
Pulse Biosciences Inc (b)(c)	97,292	1,822,279
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	57,352
QuidelOrtho Corp (c)	364,738	8,294,142
Retractable Technologies Inc (c)	59,430	39,539
Rockwell Medical Inc (b)(c)	188,644	169,893
RxSight Inc (c)	187,552	1,402,889
Sanara Medtech Inc (c)	19,328	395,064
SANUWAVE Health Inc (c)	36,935	898,444
SeaStar Medical Holding Corp Class A (b)(c)	22,242	61,388
Senseonics Holdings Inc (b)(c)	198,350	1,640,355
Sensus Healthcare Inc (c)	74,513	306,248
Sharps Technology Inc (b)(c)	152,349	263,564
Shoulder Innovations Inc	26,789	363,259
SI-BONE Inc (c)	202,786	3,147,239
Sight Sciences Inc (c)	167,759	865,636
SiNtx Technologies Inc (b)(c)	18,984	54,864
Solana Co Class A (b)(c)	155,970	291,664
Spectral AI Inc Class A (b)(c)	116,108	162,551
STAAR Surgical Co (b)(c)	198,119	3,942,568
Stereotaxis Inc (c)	440,873	952,286
Streamex Corp (b)(c)	150,459	334,019
Tactile Systems Technology Inc (c)	117,660	3,446,261
Tandem Diabetes Care Inc (c)	316,823	8,015,622
Tela Bio Inc (c)	171,791	149,132
Teleflex Inc	244,854	29,886,879
Tenon Medical Inc (b)(c)	48,815	42,567
Tivic Health Systems Inc (b)(c)	10,644	8,741
TransMedics Group Inc (b)(c)	179,618	26,091,311
Treace Medical Concepts Inc (c)	88,371	164,370
UFP Technologies Inc (b)(c)	40,955	8,624,304
USBC Inc (b)(c)	123,773	45,771
Utah Medical Products Inc	14,742	981,965
Varex Imaging Corp (c)	217,744	2,867,688
Vicarious Surgical Inc Class A (b)(c)	24,147	49,260
Vivani Medical Inc (c)	248,550	305,717
VolitionRX Ltd (b)(c)	542,684	115,592
Xtant Medical Holdings Inc (c)	222,925	127,134
		711,874,537
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (b)(c)	488,347	11,446,854
Accendra Health Inc (b)(c)	383,324	927,644
AdaptHealth Corp (c)	470,350	4,303,703
Addus HomeCare Corp (c)	95,354	9,872,000
agilon health Inc (c)	730,648	430,571
AirSculpt Technologies Inc (c)	92,234	145,730
Alignment Healthcare Inc (c)	769,986	14,799,131
American Shared Hospital Services (c)	21,231	44,797
AMN Healthcare Services Inc (c)	185,878	3,620,903
Ardent Health Inc (c)	129,142	1,212,643
Astrana Health Inc (c)	156,745	3,186,626
Aveanna Healthcare Holdings Inc (c)	373,085	2,745,906
Billiontoone Inc Class A (b)(c)	23,249	1,774,596
Biodesix Inc (b)(c)	22,402	343,423
BrightSpring Health Services Inc (c)	595,866	24,686,728
Brookdale Senior Living Inc (c)	1,250,373	19,130,707
Castle Biosciences Inc (c)	152,550	4,510,904
Chemed Corp	74,063	30,366,571
Clover Health Investments Corp Class A (b)(c)	2,088,296	4,364,539
Community Health Systems Inc (c)	656,919	2,272,940
Concentra Group Holdings Parent Inc	627,494	15,034,756
CorVel Corp (c)	163,217	8,418,733
Cosmos Health Inc (c)	111,451	43,834
Cross Country Healthcare Inc (c)	167,929	1,460,982
Cryo-Cell International Inc	29,884	101,606
DocGo Inc Class A (c)	485,217	348,386
Encompass Health Corp	526,377	56,785,551
Enhabit Inc (c)	266,517	3,627,296
Ensign Group Inc/The	300,378	64,331,956
Fulgent Genetics Inc (c)	107,412	1,646,626
GeneDx Holdings Corp Class A (c)	111,816	8,912,853
Guardant Health Inc (c)	677,987	63,662,979
Guardian Pharmacy Services Inc Class A (c)	102,718	3,442,080
HealthEquity Inc (c)	452,869	34,639,950
Hims & Hers Health Inc Class A (b)(c)	1,089,134	15,814,226
Hinge Health Inc Class A (c)	78,305	3,348,322
Infusystem Holdings Inc (c)	106,590	934,794
Innovage Holding Corp (c)	114,647	1,027,237
Joint Corp/The (b)(c)	72,044	633,987
LifeStance Health Group Inc (c)	915,595	6,628,908
Nakamoto Inc (b)(c)	2,278,997	558,582
National HealthCare Corp	64,862	10,604,937
National Research Corp Class A	71,013	952,284
NeoGenomics Inc (c)	691,496	6,797,406
Nutex Health Inc (b)(c)	18,811	2,077,863
Omada Health Inc (b)	44,226	543,095
Oncology Institute Inc/The (b)(c)	353,823	1,022,548
OPKO Health Inc (c)	2,262,022	2,714,426
Option Care Health Inc (c)	834,863	27,099,653
P3 Health Partners Inc Class A (b)(c)	9,357	19,742
PACS Group Inc (c)	226,311	8,262,615
Pediatrix Medical Group Inc (c)	438,358	8,701,406
Pennant Group Inc/The (c)	182,041	6,136,602
Precipio Inc (c)	7,549	181,780
Privia Health Group Inc (c)	676,804	16,074,095
Progyny Inc (c)	420,148	7,432,418
RadNet Inc (c)	362,837	25,329,651
SBC Medical Group Holdings Inc (b)(c)	62,426	240,964
Select Medical Holdings Corp	577,296	8,642,121
Sonida Senior Living Inc (c)	39,314	1,410,979
Strata Critical Medical Inc (b)(c)	365,578	1,564,674
Surgery Partners Inc (b)(c)	400,773	6,211,982
Talkspace Inc Class A (b)(c)	740,450	3,568,969
Tenet Healthcare Corp (c)	460,213	110,170,390
US Physical Therapy Inc	80,082	6,643,603
Viemed Healthcare Inc (c)	173,364	1,508,267
Vivos Therapeutics Inc (b)(c)	31,829	44,561
Wellgistics Health Inc (b)(c)	299,331	71,540
		695,619,131
Health Care Technology - 0.4%
Aclarion Inc (c)	10,658	29,203
American Well Corp (c)	79,002	450,311
Bullfrog AI Holdings Inc (b)(c)	50,634	29,347
CareCloud Inc (c)	187,489	459,348
Certara Inc (b)(c)	334,192	2,366,079
Claritev Corp Class A (b)(c)	30,727	413,893
DarioHealth Corp (b)(c)	30,991	370,962
Definitive Healthcare Corp Class A (c)	163,079	208,741
Doximity Inc Class A (c)	719,467	17,648,526
Evolent Health Inc Class A (c)	668,205	2,171,666
Firefly Neuroscience Inc (b)(c)	52,853	36,854
Forian Inc (c)	81,021	170,144
GoodRx Holdings Inc Class A (b)(c)	686,679	1,284,090
Health Catalyst Inc (b)(c)	232,272	376,281
Healthcare Triangle Inc (b)(c)	528	2,186
HealthStream Inc	123,627	2,624,601
HeartFlow Inc	114,125	2,643,135
iSpecimen Inc (b)(c)	55,512	13,878
LifeMD Inc (b)(c)	230,229	614,711
OptimizeRx Corp (c)	86,797	657,921
Phreesia Inc (c)	302,691	3,732,180
Schrodinger Inc/United States (c)	376,965	4,546,198
Scienture Holdings Inc (b)(c)	185,667	79,855
SCWorx Corp (b)(c)	102,840	34,379
Simulations Plus Inc (b)(c)	45,556	557,150
Teladoc Health Inc (b)(c)	505,014	2,656,374
TruBridge Inc (b)(c)	52,269	1,008,269
Veeva Systems Inc Class A (c)	799,359	145,491,333
VSee Health Inc (b)(c)	34,541	12,746
Waystar Holding Corp (c)	639,227	16,396,173
		207,086,534
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (c)	606,921	13,989,529
Adaptive Biotechnologies Corp (c)	612,101	9,805,858
Alpha Teknova Inc (c)	57,437	148,187
Atlantic International Corp (b)(c)	85,600	269,640
Avantor Inc (c)	3,280,778	29,691,041
Azenta Inc (c)	235,716	6,359,618
Bio-Rad Laboratories Inc Class A (c)	96,168	26,777,018
BioLife Solutions Inc (c)	240,004	5,808,097
Bionano Genomics Inc (b)(c)	51,928	59,717
BNB Plus Corp (b)(c)	24,459	17,246
Bruker Corp	602,060	24,148,627
CDT Equity Inc Class A (b)(c)	23,181	16,060
Champions Oncology Inc (c)	31,801	190,806
Codexis Inc (c)	419,189	423,381
CryoPort Inc (b)(c)	263,193	2,216,085
Cytek Biosciences Inc (c)	580,607	2,601,119
Fortrea Holdings Inc (c)	482,832	5,175,959
Ginkgo Bioworks Holdings Inc Class A (b)(c)	270,491	1,825,814
Harvard Bioscience Inc (c)	224,587	137,829
Illumina Inc (c)	799,305	107,474,551
Inotiv Inc (b)(c)	159,421	43,155
Lifecore Biomedical Inc (c)	195,606	1,408,363
Maravai LifeSciences Holdings Inc Class A (c)	546,636	1,946,024
MaxCyte Inc (c)	397,194	322,243
Medpace Holdings Inc (c)	116,280	52,530,654
Mesa Laboratories Inc	35,477	3,426,014
Nautilus Biotechnology Inc Class A (c)	247,979	600,109
OmniAb Inc (c)	625,228	1,075,392
Pacific Biosciences of California Inc (b)(c)	1,103,656	1,854,142
Personalis Inc (b)(c)	280,971	2,545,597
Quanterix Corp (c)	166,039	1,087,555
Quantum-Si Inc Class A (b)(c)	505,608	483,563
Rapid Micro Biosystems Inc Class A (b)(c)	100,365	434,580
Repligen Corp (c)	283,832	36,537,694
Seer Inc Class A (c)	139,680	240,250
Sotera Health Co (c)	1,136,751	18,472,204
Standard BioTools Inc (c)	1,451,940	1,640,692
Tempus AI Inc Class A (b)(c)	546,132	29,081,529
		390,865,942
Pharmaceuticals - 1.7%
60 Degrees Pharmaceuticals Inc (b)(c)	8,189	25,468
Aardvark Therapeutics Inc (b)(c)	65,792	821,742
Aclaris Therapeutics Inc (c)	516,576	1,482,573
Adial Pharmaceuticals Inc (c)	5,277	13,351
Alto Neuroscience Inc (b)(c)	140,106	2,758,687
Alumis Inc (c)	413,552	12,278,359
Amneal Intermediate Inc Class A (c)	898,453	12,407,636
Amphastar Pharmaceuticals Inc (c)	186,553	3,773,967
Amylyx Pharmaceuticals Inc (c)	449,339	6,816,473
AN2 Therapeutics Inc (c)	114,783	126,261
Anebulo Pharmaceuticals Inc (b)(c)	47,521	17,108
ANI Pharmaceuticals Inc (c)	93,578	6,915,414
Aquestive Therapeutics Inc (b)(c)	476,602	1,906,408
Arvinas Inc (c)	339,022	4,498,822
Aspire Biopharma Holdings Inc Class A (b)(c)	7,684	10,680
Assertio Holdings Inc (b)(c)	33,289	388,150
Atea Pharmaceuticals Inc (c)	357,326	1,672,286
Axsome Therapeutics Inc (c)	223,258	36,589,754
Aytu BioPharma Inc (b)(c)	44,287	113,818
BioAge Labs Inc (c)	136,012	3,028,987
Biofrontera Inc (c)	54,721	49,884
Biote Corp Class A (c)	121,793	258,201
Cadrenal Therapeutics Inc (b)(c)	10,716	90,979
CalciMedica Inc (c)	46,661	24,091
Cassava Sciences Inc (b)(c)	174,537	397,944
cbdMD Inc (b)(c)	1,123	1,029
Cingulate Inc (b)(c)	37,471	234,943
Citius Pharmaceuticals Inc (b)(c)	100,355	74,263
CNS Pharmaceuticals Inc (b)(c)	6,366	19,798
Cocrystal Pharma Inc (b)(c)	53,174	55,833
Cognition Therapeutics Inc (b)(c)	421,387	459,312
Collegium Pharmaceutical Inc (c)	165,311	6,888,509
Context Therapeutics Inc (b)(c)	247,735	557,404
Contineum Therapeutics Inc Class A (b)(c)	97,898	1,501,755
Corcept Therapeutics Inc (c)	489,425	17,472,473
CorMedix Inc (b)(c)	385,481	2,748,480
Crinetics Pharmaceuticals Inc (c)	542,993	22,317,012
Cumberland Pharmaceuticals Inc (c)	47,805	235,201
Dare Bioscience Inc (b)(c)	73,408	124,794
Definium Therapeutics Inc (c)	560,461	9,780,044
Edgewise Therapeutics Inc (c)	387,814	11,805,058
Elanco Animal Health Inc (c)	2,596,994	68,560,642
Enliven Therapeutics Inc (b)(c)	235,002	6,977,209
Enliven Therapeutics Inc rights (c)(d)	72,018	0
Enveric Biosciences Inc (b)(c)	6,968	16,375
Esperion Therapeutics Inc (c)	1,249,357	4,185,346
Eton Pharmaceuticals Inc (b)(c)	121,684	2,067,411
Evolus Inc (c)	244,024	1,049,303
EyePoint Inc (c)	416,595	7,315,408
Fulcrum Therapeutics Inc (c)	251,971	2,111,517
Harmony Biosciences Holdings Inc (c)	208,302	5,944,939
Harrow Inc (b)(c)	172,464	9,344,100
Hepion Pharmaceuticals Inc rights (b)(c)(d)	2,888	0
Hoth Therapeutics Inc (b)(c)	87,363	88,237
Hyperion DeFi Inc (b)(c)	30,792	86,833
IGC Pharma Inc (b)(c)	455,489	126,307
ImageneBio Inc (c)	27,296	183,429
ImageneBio Inc rights (c)(d)	129,480	1
Impact BioMedical Inc (c)	41,157	17,916
Indivior Pharmaceuticals Inc	650,475	21,283,542
Innoviva Inc (c)	373,947	8,585,823
Jaguar Health Inc (b)(c)	34,404	30,547
Jazz Pharmaceuticals PLC (c)	318,649	60,549,683
Journey Medical Corp (b)(c)	71,617	585,111
Jupiter Neurosciences Inc (c)	77,674	41,167
Kiora Pharmaceuticals Inc (c)	20,571	42,993
LB Pharmaceuticals Inc	113,179	2,717,428
LENZ Therapeutics Inc (b)(c)	116,409	1,570,357
Lexicon Pharmaceuticals Inc (c)	861,551	1,266,480
Ligand Pharmaceuticals Inc (c)	102,516	20,329,948
Ligand Pharmaceuticals Inc rights (c)(d)	26,087	1,957
Ligand Pharmaceuticals Inc rights (c)	26,087	1,407
Ligand Pharmaceuticals Inc rights (c)	26,087	52
Ligand Pharmaceuticals Inc rights (c)	26,087	37
Lipocine Inc (b)(c)	28,601	284,866
Liquidia Corp (c)	358,631	11,124,734
Lyra Therapeutics Inc (c)	9,491	9,585
Maze Therapeutics Inc (c)	110,468	5,036,236
MBX Biosciences Inc (c)	131,136	4,268,477
Mira Pharmaceuticals Inc (b)(c)	158,268	201,000
Nektar Therapeutics (c)	140,820	9,713,764
Neonc Technologies Holdings Inc (b)(c)	52,201	533,494
Neumora Therapeutics Inc (c)	469,115	1,637,211
NovaBay Pharmaceuticals Inc (b)	130,744	188,271
NRX Therapeutics Inc (b)(c)	108,992	202,725
Nutriband Inc (b)(c)	23,902	106,125
Nuvation Bio Inc Class A (c)	1,253,939	7,410,779
Ocular Therapeutix Inc (c)	891,821	7,972,880
Omeros Corp (b)(c)	371,417	4,475,575
Optinose Inc (d)	42,717	0
Organon & Co	1,358,447	9,903,079
Pacira BioSciences Inc (c)	226,527	4,963,207
Perrigo Co PLC	562,926	7,441,882
Phathom Pharmaceuticals Inc (c)	237,596	2,984,206
Phibro Animal Health Corp Class A	107,539	5,870,554
Pliant Therapeutics Inc (c)	108,291	140,778
Prestige Consumer Healthcare Inc (c)	251,083	17,400,052
Processa Pharmaceuticals Inc (b)(c)	14,665	31,823
Pulmatrix Inc (c)	19,427	58,087
Q/C Technologies Inc (b)(c)	19,483	72,672
Rafael Holdings Inc Class B (c)	208,228	264,450
Rani Therapeutics Holdings Inc Class A (b)(c)	402,413	551,306
Rapport Therapeutics Inc (c)	149,565	4,341,872
Relmada Therapeutics Inc (c)	331,844	1,513,209
Reviva Pharmaceuticals Holdings Inc (b)(c)	548,463	117,755
Royalty Pharma PLC Class A	1,969,683	91,019,051
SCYNEXIS Inc (b)(c)	223,820	167,865
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (b)(c)	27,455	61,774
Septerna Inc (c)	119,996	3,482,284
SIGA Technologies Inc	219,883	1,422,643
Sonoma Pharmaceuticals Inc (b)(c)	9,959	28,284
Supernus Pharmaceuticals Inc (c)	298,840	16,355,513
Talphera Inc (b)(c)	199,492	181,857
Tarsus Pharmaceuticals Inc (c)	203,832	15,393,393
Telomir Pharmaceuticals Inc (c)	113,287	143,874
Terns Pharmaceuticals Inc (c)	452,773	19,070,799
TherapeuticsMD Inc (c)	67,220	151,917
Theravance Biopharma Inc (b)(c)	194,695	3,553,184
Third Harmonic Bio Inc (c)(d)	114,815	1
Traws Pharma Inc (b)(c)	41,052	67,736
Traws Pharma Inc rights (c)(d)	104,398	0
Trevi Therapeutics Inc (c)	542,966	6,472,155
Tvardi Therapeutics Inc (c)	43,125	172,069
Ventyx Biosciences Inc (c)	334,851	4,677,868
Verrica Pharmaceuticals Inc (c)	28,182	154,156
Veru Inc (b)(c)	78,090	201,472
VYNE Therapeutics Inc (c)	170,622	102,441
Vyome Holdings Inc (c)	14,389	48,491
WaVe Life Sciences Ltd (c)	756,235	10,534,354
Xeris Biopharma Holdings Inc (b)(c)	862,233	5,276,866
Xeris Biopharma Holdings Inc rights (c)(d)	264,044	3
Zevra Therapeutics Inc (c)	297,002	2,652,228
		686,037,388
TOTAL HEALTH CARE		5,506,184,397
Industrials - 21.4%
Aerospace & Defense - 3.4%
AAR Corp (c)	205,824	24,116,398
AeroVironment Inc (b)(c)	166,860	42,090,435
AerSale Corp (c)	167,492	1,306,438
Air Industries Group (c)	17,096	57,784
AIRO Group Holdings Inc (b)(c)	57,515	563,647
Archer Aviation Inc Class A (b)(c)	3,233,995	23,026,044
Astronics Corp (c)	166,680	13,437,742
ATI Inc (c)	710,441	116,221,043
Beta Technologies Inc Class A (c)	160,867	3,024,300
BWX Technologies Inc	478,119	98,482,952
Byrna Technologies Inc (b)(c)	99,131	1,266,894
Cadre Holdings Inc	150,635	6,686,688
Carpenter Technology Corp	260,788	103,811,879
CPI Aerostructures Inc (c)	57,234	236,376
Curtiss-Wright Corp	192,609	134,889,861
Ducommun Inc (c)	71,537	8,841,258
Eve Holding Inc Class A (c)	533,853	1,601,559
Firefly Aerospace Inc (c)	109,467	2,109,429
HEICO Corp	210,804	67,343,446
HEICO Corp Class A	407,539	97,854,189
Hexcel Corp	415,587	38,520,759
Innovative Solutions And Support Inc (c)	64,920	1,684,025
Intuitive Machines Inc Class A (b)(c)	587,175	9,676,644
Karman Holdings Inc (c)	401,659	35,390,174
Kratos Defense & Security Solutions Inc (b)(c)	884,037	76,186,309
Leonardo DRS Inc	402,893	17,481,527
Loar Holdings Inc (b)(c)	185,788	13,151,933
Mercury Systems Inc (c)	278,602	24,803,936
Momentus Inc Class A (b)(c)	6,611	29,750
Moog Inc Class A	148,279	50,033,783
National Presto Industries Inc	27,984	3,692,209
Optex Systems Holdings Inc (c)	31,101	402,758
Park Aerospace Corp	96,693	2,554,629
Red Cat Holdings Inc (b)(c)	550,179	6,409,585
Redwire Corp Class A (b)(c)	409,588	3,714,963
Rocket Lab Corp	2,465,622	170,374,481
Safe Pro Group Inc (b)(c)	62,702	320,407
Satellogic Inc Class A (b)(c)	376,902	1,130,706
Sidus Space Inc Class A (b)(c)	192,312	375,008
SIFCO Industries Inc (c)	19,926	278,765
StandardAero Inc (c)	1,007,779	31,039,593
V2X Inc (c)	107,964	7,530,489
Virgin Galactic Holdings Inc Class A (b)(c)	347,985	887,362
VirTra Inc (c)	58,798	256,359
Visionwave Holdings Inc (b)	27,734	215,493
Voyager Technologies Inc Class A	69,304	1,849,724
VSE Corp	142,832	32,432,862
Woodward Inc	313,404	121,212,131
		1,398,604,726
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	3,956	84,342
Arrive AI Inc (b)	33,240	36,564
Callan Jmb Inc (c)	15,002	23,253
Forward Air Corp Class A (c)	116,613	2,949,143
GXO Logistics Inc (c)	597,367	37,532,569
Hub Group Inc Class A	320,900	13,821,163
Radiant Logistics Inc (c)	191,222	1,418,867
		55,865,901
Building Products - 1.6%
AAON Inc (b)	355,520	35,978,624
Advanced Drainage Systems Inc	375,026	64,256,955
Alpha Pro Tech Ltd (c)	41,564	216,548
American Woodmark Corp (c)	76,965	3,855,947
Apogee Enterprises Inc	113,881	4,534,741
Armstrong World Industries Inc	224,463	38,944,331
AZZ Inc	155,972	21,209,073
Carlisle Cos Inc	218,374	86,207,504
CEA Industries Inc (b)(c)	227,772	778,980
CSW Industrials Inc (b)	87,078	25,629,668
Fortune Brands Innovations Inc	632,674	34,379,505
Gibraltar Industries Inc (c)	154,725	7,036,893
Griffon Corp	203,897	17,380,180
Hayward Holdings Inc (c)	1,033,385	16,534,160
Insteel Industries Inc	101,617	3,788,282
Janus International Group Inc (c)	731,049	5,088,101
JELD-WEN Holding Inc (c)	291,691	571,714
Jewett-Cameron Trading Co Ltd (c)	11,936	22,201
Masterbrand Inc (c)	663,349	6,713,092
Modine Manufacturing Co (c)	275,588	62,627,373
Northann Corp (c)	83,484	14,211
Owens Corning	432,261	52,766,100
Quanex Building Products Corp	240,992	4,947,566
Resideo Technologies Inc (c)	718,173	27,793,295
Simpson Manufacturing Co Inc	215,935	41,798,538
Tecnoglass Inc	136,716	6,228,781
Tecogen Inc (c)	88,511	307,133
Trex Co Inc (c)	561,195	23,244,697
UFP Industries Inc	303,603	31,243,785
Zurn Elkay Water Solutions Corp	775,038	39,511,437
		663,609,415
Commercial Services & Supplies - 1.0%
ABM Industries Inc	319,628	14,223,446
ACCO Brands Corp	490,208	1,995,147
ACV Auctions Inc Class A (c)	912,273	4,433,647
American Rebel Holdings Inc (b)(c)	9,374	1,534
Aqua Metals Inc (b)(c)	18,780	92,022
Avalon Holdings Corp Class A (c)	11,344	29,494
Bitcoin Depot Inc Class A (b)(c)	22,241	97,638
Brady Corp Class A	225,698	20,840,953
Bridger Aerospace Group Holdings Inc (b)(c)	142,970	347,417
BrightView Holdings Inc (c)	367,884	5,073,120
Brink's Co/The	215,836	25,203,170
Casella Waste Systems Inc Class A (c)	326,807	30,445,340
Clean Harbors Inc (c)	262,307	76,908,412
CompX International Inc Class A	9,142	214,837
CoreCivic Inc (c)	546,114	9,655,296
Deluxe Corp	231,564	6,425,901
DSS Inc (c)	13,388	12,223
Ennis Inc	137,497	2,902,562
Enviri Corp (b)(c)	420,603	7,962,015
Fuel Tech Inc (c)	122,259	173,608
GEO Group Inc/The (c)	717,638	10,793,276
Greenwave Technology Solutions Inc (b)(c)	6,686	25,942
Healthcare Services Group Inc (c)	363,877	7,921,602
HNI Corp	358,739	16,128,905
Interface Inc	300,635	9,466,996
Knightscope Inc Class A (b)(c)	66,147	262,604
LanzaTech Global Inc Class A (b)(c)	6,136	53,935
Liquidity Services Inc (c)	122,895	3,884,711
MillerKnoll Inc	359,347	7,237,249
Mobile Infrastructure Corp Class A (b)(c)	75,108	228,328
Montrose Environmental Group Inc (c)	173,425	5,067,479
MSA Safety Inc	191,637	37,447,786
NL Industries Inc	50,368	311,274
Odyssey Marine Exploration Inc (c)	271,237	398,718
OPENLANE Inc (c)	552,017	15,738,005
Perma-Fix Environmental Services Inc (b)(c)	91,254	1,244,705
Pitney Bowes Inc	767,907	8,239,642
Quad/Graphics Inc Class A	159,195	1,100,037
Quest Resource Holding Corp (c)	77,330	136,874
Royalty Management Holding Corp Class A	36,717	140,259
Team Inc (c)	23,370	335,593
Tetra Tech Inc	1,369,195	49,071,949
TOMI Environmental Solutions Inc (c)	73,143	50,469
UniFirst Corp/MA	76,193	17,891,640
Vestis Corp (c)	592,011	4,659,127
Virco Mfg. Corp	56,142	356,502
		405,231,389
Construction & Engineering - 2.0%
AECOM	692,699	67,870,648
Ameresco Inc Class A (c)	160,001	4,873,630
API Group Corp (c)	1,930,783	85,842,612
Arcosa Inc	255,406	27,451,037
Argan Inc	72,509	32,719,686
Bowman Consulting Group Ltd (c)	76,009	2,549,342
Centuri Holdings Inc (c)	437,171	13,552,301
Concrete Pumping Holdings Inc (c)	116,141	782,790
Construction Partners Inc Class A (c)	249,215	33,487,020
Dycom Industries Inc (c)	151,428	63,602,789
Everus Construction Group Inc (c)	267,866	32,376,963
Fluor Corp (c)	845,322	44,218,794
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	227,217	30,551,598
Great Lakes Dredge & Dock Corp (c)	356,857	6,048,726
IES Holdings Inc (c)	45,889	22,731,116
INNOVATE Corp (c)	24,946	132,214
JFB Construction Holdings Class A (b)(c)	6,658	101,002
Legence Corp Class A	186,179	10,807,691
Limbach Holdings Inc (c)	58,259	5,326,038
MasTec Inc (c)	323,842	96,511,393
Matrix Service Co (c)	148,179	1,628,487
MYR Group Inc (c)	80,949	21,852,992
Nocera Inc (b)(c)	44,675	17,379
NWPX Infrastructure Inc (c)	50,332	3,905,763
Olenox Industries Inc (b)(c)	11,695	10,526
Orion Group Holdings Inc (c)	200,101	2,747,387
Primoris Services Corp	283,338	42,704,703
Shimmick Corp (c)	31,199	110,444
Southland Holdings Inc (c)	64,066	71,754
Sterling Infrastructure Inc (c)	161,037	68,944,771
Terrestrial Energy Inc Class A (b)(c)	361,879	2,496,965
Tutor Perini Corp	230,002	17,335,251
Valmont Industries Inc	102,659	47,215,954
WillScot Holdings Corp	951,613	20,564,357
		811,144,123
Electrical Equipment - 3.1%
374Water Inc (b)(c)	54,171	140,303
Acuity Inc	159,043	47,965,778
Allient Inc	77,595	5,108,855
American Superconductor Corp (c)	243,543	7,934,631
Amprius Technologies Inc (b)(c)	682,290	7,320,972
Array Technologies Inc (b)(c)	798,714	6,054,252
Atkore Inc	176,328	11,410,185
Babcock & Wilcox Enterprises Inc (c)	453,033	4,013,872
Beam Global (b)(c)	100,740	164,206
Blink Charging Co (b)(c)	616,195	407,428
Bloom Energy Corp Class A (c)	1,140,545	177,548,640
Broadwind Inc (c)	114,750	284,580
ChargePoint Holdings Inc Class A (b)(c)	61,162	385,321
Dragonfly Energy Holdings Corp (b)(c)	63,056	160,793
Energous Corp (b)(c)	12,760	150,823
Energy Focus Inc (c)	20,104	34,377
Energy Vault Holdings Inc Class A (b)(c)	591,830	1,775,490
EnerSys	192,611	32,002,318
Enovix Corp Class B (b)(c)	1,104,712	5,821,832
Eos Energy Enterprises Inc (b)(c)	1,520,357	8,658,433
Espey Mfg. & Electronics Corp	11,159	646,441
ESS Tech Inc Class A (b)(c)	72,450	115,196
Expion360 Inc (b)(c)	61,310	40,188
Fluence Energy Inc Class A (b)(c)	334,892	5,204,222
Flux Power Holdings Inc (b)(c)	91,733	135,765
FTC Solar Inc (b)(c)	52,195	377,892
FuelCell Energy Inc (c)	252,227	2,053,128
GrafTech International Ltd (c)	47,474	329,944
Hyliion Holdings Corp Class A (b)(c)	675,552	1,384,882
KULR Technology Group Inc (b)(c)	215,997	606,952
LSI Industries Inc	163,613	3,537,313
NANO Nuclear Energy Inc (b)(c)	195,166	5,189,464
NeoVolta Inc (b)(c)	157,031	453,820
Net Power Inc Class A (c)	127,321	245,730
Nextpower Inc Class A (c)	777,249	81,688,870
NuScale Power Corp Class A (b)(c)	787,668	10,121,534
Nuvve Holding Corp (c)	10,544	11,176
nVent Electric PLC	843,621	99,850,982
Ocean Power Technologies Inc (b)(c)	1,382,016	545,620
Orion Energy Systems Inc (c)	15,716	174,762
Pioneer Power Solutions Inc (c)	47,184	174,109
Plug Power Inc (b)(c)	6,477,656	11,595,004
Polar Power Inc (b)(c)	19,332	30,157
Powell Industries Inc	49,432	25,882,595
Power Solutions International Inc (b)(c)	35,139	2,934,107
Preformed Line Products Co	13,742	3,485,658
Regal Rexnord Corp	347,519	76,794,749
Sensata Technologies Holding PLC	763,252	28,499,830
SES AI Corp Class A (b)(c)	1,382,673	2,267,584
Shoals Technologies Group Inc (b)(c)	874,265	5,184,391
SKYX Platforms Corp (b)(c)	414,938	800,830
SolarMax Technology Inc (b)(c)	181,707	129,248
Solidion Technology Inc Class A (b)(c)	10,971	48,382
Stardust Power Inc Class A (b)(c)	36,460	125,058
Stem Inc Class A (b)(c)	44,300	465,593
SUNation Energy Inc (b)(c)	32,563	43,960
SunPower Inc Class A (b)(c)	331,033	430,343
Sunrun Inc (c)	1,219,304	16,155,778
Thermon Group Holdings Inc (c)	170,943	8,680,486
Tigo Energy Inc (c)	157,173	581,540
Ultralife Corp (c)	56,637	321,132
Vertiv Holdings Co Class A	2,002,007	510,291,564
Vicor Corp (c)	119,207	24,008,290
Westwater Resources Inc (c)	627,096	547,768
Zeo Energy Corp Class A (b)(c)	28,077	34,534
		1,249,569,660
Ground Transportation - 1.1%
ArcBest Corp	124,932	12,825,519
Armlogi Holding Corp (c)	63,212	20,544
Avis Budget Group Inc (b)(c)	87,793	8,551,916
Covenant Logistics Group Inc Class A	78,710	2,317,222
Ftai Infrastructure Inc	612,333	3,554,593
Heartland Express Inc	241,216	2,660,612
Hertz Global Holdings Inc (b)(c)	656,587	2,980,905
Knight-Swift Transportation Holdings Inc	849,858	53,473,065
Landstar System Inc	179,022	29,171,635
Lyft Inc Class A (c)	2,091,264	28,943,094
Marten Transport Ltd	306,906	4,170,853
PAMT CORP (c)	26,217	263,219
Proficient Auto Logistics Inc (c)	126,541	957,915
RXO Inc (b)(c)	856,115	13,663,595
Ryder System Inc	210,052	46,539,121
Saia Inc (c)	139,570	56,580,282
Schneider National Inc Class B	263,019	7,464,479
Toppoint Holdings Inc (b)(c)	12,208	9,522
U-Haul Holding Co (c)	19,606	993,240
U-Haul Holding Co Class N	550,399	25,956,817
Universal Logistics Holdings Inc	36,684	610,055
Werner Enterprises Inc	332,897	11,681,356
XPO Inc (c)	613,721	129,169,860
		442,559,419
Industrial Conglomerates - 0.0%
Hyperscale Data Inc Class A (b)(c)	1,721,280	308,108
Hyperscale Data Inc Class B (b)(d)	13,999	0
		308,108
Machinery - 4.1%
3D Systems Corp (b)(c)	498,913	962,902
AGCO Corp	324,174	44,249,751
AgEagle Aerial Systems Inc (b)(c)	218,961	205,823
AirJoule Technologies Corp Class A (b)(c)	137,754	444,945
Alamo Group Inc	55,884	11,932,911
Albany International Corp Class A	150,812	8,694,312
Alliance Laundry Holdings Inc (b)	196,969	4,418,015
Allison Transmission Holdings Inc	434,252	54,411,776
Art's-Way Manufacturing Co Inc (c)	17,046	40,228
Astec Industries Inc	120,718	7,495,381
Atmus Filtration Technologies Inc	424,596	27,399,180
Blue Bird Corp (c)	164,844	9,605,460
CECO Environmental Corp (c)	157,364	9,512,654
Chart Industries Inc (c)	230,498	47,782,235
Chicago Rivet & Machine CO	3,720	50,220
Cleancore Solutions Inc Class B (c)	1,010,106	342,931
ClearSign Technologies Corp (c)	233,192	130,984
CNH Industrial NV Class A	4,643,104	57,110,179
Columbus McKinnon Corp/NY	152,811	2,900,353
Commercial Vehicle Group Inc (c)	158,318	270,724
Crane Co	255,718	51,279,131
Donaldson Co Inc	601,114	55,759,335
Douglas Dynamics Inc	119,716	5,497,359
Eastern Co/The	31,043	576,469
Energy Recovery Inc (c)	279,503	2,915,216
Enerpac Tool Group Corp Class A	276,671	11,288,177
Enpro Inc	113,142	29,264,178
Esab Corp	299,129	37,741,106
ESCO Technologies Inc	135,071	37,453,838
Federal Signal Corp	316,729	36,876,757
Flowserve Corp	663,474	58,730,718
Franklin Electric Co Inc	200,208	19,944,721
FreightCar America Inc (c)	75,805	1,048,383
Gates Industrial Corp PLC (c)	1,348,730	37,184,486
Gencor Industries Inc (c)	54,751	855,211
Gorman-Rupp Co/The	106,754	6,856,809
Graco Inc	861,543	80,916,119
Graham Corp (c)	54,525	4,428,521
Greenbrier Cos Inc/The	162,310	9,157,530
Helios Technologies Inc	171,740	12,248,497
Hillman Solutions Corp (c)	1,028,513	8,433,807
Hurco Cos Inc (c)	28,196	499,351
Hydrofarm Holdings Group Inc (c)	22,960	30,995
Hyster-Yale Inc Class A	61,051	2,248,508
Hyzon Motors Inc Class A (b)(c)(d)	36,361	0
ITT Inc	443,989	89,867,813
JBT Marel Corp	272,180	41,915,720
Kadant Inc	61,450	20,841,997
Kennametal Inc	401,244	16,162,108
L B Foster Co Class A (c)	51,193	1,573,161
Laser Photonics Corp (b)(c)	76,232	74,471
Lincoln Electric Holdings Inc	287,146	82,425,259
Lindsay Corp (b)	56,943	7,670,222
LiqTech International Inc (b)(c)	22,339	44,455
Manitowoc Co Inc/The (c)	186,838	2,755,861
Mayville Engineering Co Inc (b)(c)	76,207	1,600,347
Microvast Holdings Inc (c)	1,055,690	2,364,746
Middleby Corp/The (c)	242,135	40,886,916
Miller Industries Inc/TN	60,515	2,543,445
Mueller Industries Inc	579,123	68,313,349
Mueller Water Products Inc Class A1	818,011	24,483,069
Nauticus Robotics Inc (b)(c)	138,131	103,281
Nephros Inc (c)	30,695	120,017
NN Inc (c)	240,425	363,042
Nuburu Inc Class A (b)(c)(d)	649,882	62,064
Omega Flex Inc	20,260	727,942
Oshkosh Corp	331,343	56,334,937
Palladyne AI Corp Class A (b)(c)	221,840	1,559,535
Park-Ohio Holdings Corp	50,872	1,309,445
Perma-Pipe International Holdings Inc (c)	42,788	1,385,048
Proto Labs Inc (c)	126,156	7,831,764
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	13,503	34,702
RBC Bearings Inc (c)	164,263	94,602,347
Richtech Robotics Inc Class B (b)(c)	836,027	2,081,707
RYTHM Inc (b)(c)	6,248	122,461
SPX Technologies Inc (c)	260,872	59,202,292
Standex International Corp	63,084	16,528,008
Symbotic Inc Class A (c)	291,598	15,973,738
Taylor Devices Inc (c)	16,193	1,420,774
TechPrecision Corp (c)	48,252	189,630
Tennant CO	96,537	5,891,653
Terex Corp	596,418	41,027,594
Timken Co/The	330,532	35,823,058
Titan International Inc (c)	252,597	2,457,769
Toro Co/The	510,994	50,516,867
Trinity Industries Inc	419,576	14,341,108
Twin Disc Inc	59,288	1,078,449
Urban-Gro Inc (b)(c)	2,224	5,515
Velo3D Inc Class A (b)(c)	45,411	462,284
Wabash National Corp	216,712	2,199,627
Watts Water Technologies Inc Class A	142,139	46,726,775
Worthington Enterprises Inc	162,266	9,088,519
Xos Inc (b)(c)	48,214	101,732
		1,672,392,809
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	200,803	4,829,312
Kirby Corp (c)	282,731	36,698,484
Lakeside Holding Ltd (b)(c)	62,523	41,515
Matson Inc	162,489	26,994,298
Pangaea Logistics Solutions Ltd	177,995	1,664,253
		70,227,862
Passenger Airlines - 0.4%
Alaska Air Group Inc (c)	614,448	31,705,517
Allegiant Travel Co (b)(c)	73,068	7,463,896
American Airlines Group Inc (c)	3,489,385	45,606,262
flyExclusive Inc Class A (b)(c)	42,901	87,089
Frontier Group Holdings Inc (b)(c)	463,288	2,056,999
Jet.AI Inc Class A (b)(c)	13,730	1,525
JetBlue Airways Corp (c)	1,489,262	8,250,511
Joby Aviation Inc Class A (b)(c)	3,182,320	32,014,139
Republic Airways Holdings Inc (b)(c)	13,568	294,833
SkyWest Inc (c)	213,827	22,255,114
Sun Country Airlines Holdings Inc (c)	286,744	5,643,122
Surf Air Mobility Inc (b)(c)	277,465	541,057
Volato Group Inc Class A (b)(c)	74,342	22,258
Wheels Up Experience Inc Class A (b)(c)	516,559	307,663
		156,249,985
Professional Services - 1.9%
Alight Inc Class A	2,793,476	2,457,421
Amentum Holdings Inc (c)	804,985	24,044,902
Asure Software Inc (c)	137,365	1,255,516
Barrett Business Services Inc	134,700	3,740,619
BGSF Inc (b)	58,951	358,422
BlackSky Technology Inc Class A (b)(c)	161,306	3,040,618
Booz Allen Hamilton Holding Corp Class A	636,047	50,139,585
CACI International Inc (c)	115,511	70,481,347
Cbiz Inc (c)	234,195	6,707,345
Clarivate PLC (b)(c)	2,444,332	5,621,964
Concentrix Corp	255,186	8,370,101
Conduent Inc (c)	330,726	482,860
CRA International Inc	34,249	5,913,432
CSG Systems International Inc (b)	141,809	11,330,539
Cycurion Inc (b)(c)	21,891	38,090
DLH Holdings Corp (c)	64,118	384,708
ExlService Holdings Inc (c)	832,731	26,022,844
Exponent Inc	260,120	18,931,534
Falcon's Beyond Global Inc Class A (b)(c)	84,045	544,612
First Advantage Corp (b)(c)	417,956	4,810,674
FiscalNote Holdings Inc Class A (b)(c)	65,147	69,707
Forrester Research Inc (c)	61,466	367,567
Franklin Covey Co (b)(c)	53,555	697,286
FTI Consulting Inc (c)	158,413	26,046,265
GEE Group Inc (c)	512,762	121,166
Genpact Ltd	840,934	33,401,898
HireQuest Inc	30,112	351,106
Huron Consulting Group Inc (c)	83,901	11,863,601
ICF International Inc	110,019	9,145,879
Innodata Inc (b)(c)	166,870	7,370,648
Insperity Inc	139,802	3,105,002
KBR Inc	666,353	28,140,087
Kelly Services Inc Class A	246,660	2,395,069
Kforce Inc	83,777	2,263,655
Korn Ferry	275,908	17,291,154
Legalzoom.com Inc (c)	602,304	4,234,197
ManpowerGroup Inc	208,360	5,827,829
Mastech Digital Inc (c)	25,095	150,821
Maximus Inc	294,076	22,235,086
Mistras Group Inc (c)	93,695	1,431,660
Nixxy Inc (b)(c)	121,121	65,950
Parsons Corp (c)	278,737	18,396,642
Paylocity Holding Corp (c)	230,875	24,585,879
Planet Labs PBC Class A (c)	1,322,765	31,931,547
Professional Diversity Network Inc (b)(c)	25,938	31,126
Rcm Technologies Inc (c)	25,009	472,920
Resolute Holdings Management Inc (c)	19,071	3,214,417
Resources Connection Inc (b)	171,932	646,464
Robert Half Inc (b)	561,770	13,718,423
Science Applications International Corp	242,299	22,354,506
ShiftPixy Inc (b)(c)(d)	877	4,581
Spire Global Inc Class A (b)(c)	159,224	1,409,132
SS&C Technologies Holdings Inc	1,096,237	82,535,685
Staffing 360 Solutions Inc (c)	2,614	0
Star Equity Holdings Inc (c)	15,648	156,167
TIC Solutions Inc	947,874	8,976,367
TransUnion	1,017,719	79,941,828
TriNet Group Inc	155,081	5,905,484
TrueBlue Inc (c)	159,185	673,353
TTEC Holdings Inc (b)(c)	103,034	257,585
UL Solutions Inc Class A	393,636	33,053,615
Upwork Inc (c)	683,439	9,171,751
Verra Mobility Corp Class A (c)	838,603	14,013,056
Where Food Comes From Inc (b)(c)	12,974	162,175
Willdan Group Inc (c)	79,734	7,107,489
		779,972,958
Trading Companies & Distributors - 2.5%
Air Lease Corp Class A	547,964	35,529,986
Alta Equipment Group Inc Class A	102,960	710,424
Applied Industrial Technologies Inc	196,779	55,605,810
BlueLinx Holdings Inc (c)	41,454	2,732,648
Boise Cascade Co	205,439	16,998,023
Capstone Holding Corp (b)(c)	11,112	6,874
Core & Main Inc Class A (c)	999,444	54,129,887
Custom Truck One Source Inc Class A (c)	320,822	2,297,086
Distribution Solutions Group Inc (c)	31,747	949,235
DNOW Inc (c)	966,279	11,382,767
DXP Enterprises Inc/TX (c)	66,012	9,140,682
EVI Industries Inc	26,575	516,352
Ferguson Enterprises Inc	1,025,909	267,516,031
FGI Industries Ltd (c)	4,241	23,198
FTAI Aviation Ltd	536,825	164,161,085
GATX Corp	185,421	34,148,986
Global Industrial Co	69,093	2,278,687
Herc Holdings Inc	160,910	22,493,609
Hudson Technologies Inc (c)	201,686	1,433,987
iPower Inc (b)(c)	6,309	12,112
Karat Packaging Inc	47,693	1,175,632
Marwynn Holdings Inc (b)(c)	9,960	8,042
McGrath RentCorp	128,482	14,255,078
MSC Industrial Direct Co Inc Class A	242,212	22,729,174
NPK International Inc (c)	435,851	6,289,330
QXO Inc (b)(c)	2,541,840	60,877,068
Rush Enterprises Inc Class A	349,965	24,837,016
Rush Enterprises Inc Class B	16,523	1,068,212
SiteOne Landscape Supply Inc (c)	233,567	33,374,389
Titan Machinery Inc (c)	106,338	2,072,528
Transcat Inc (b)(c)	49,263	3,841,036
Watsco Inc	182,944	76,348,020
Wesco International Inc	254,151	73,576,715
Willis Lease Finance Corp	16,132	3,286,250
Xometry Inc Class A (c)	228,261	9,362,125
		1,015,168,084
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	28,772	11,782
Sky Harbour Group Corp Class A (b)(c)	127,311	1,117,791
		1,129,573
TOTAL INDUSTRIALS		8,722,034,012
Information Technology - 16.3%
Communications Equipment - 1.2%
Actelis Networks Inc (b)(c)	23,057	4,266
ADTRAN Holdings Inc (c)	388,521	3,962,914
Applied Optoelectronics Inc (c)	335,501	28,259,249
Aviat Networks Inc (c)	61,386	1,537,105
BK Technologies Corp (c)	19,298	1,680,663
Calix Inc (c)	315,006	16,307,861
Cambium Networks Corp (b)(c)	70,966	79,482
Clearfield Inc (b)(c)	60,358	1,897,656
ClearOne Inc (c)	5,200	25,324
Comtech Telecommunications Corp (c)	153,294	769,536
Digi International Inc (c)	193,563	9,449,746
Extreme Networks Inc (c)	696,258	9,733,687
Franklin Wireless Corp	48,156	188,772
Genasys Inc (b)(c)	236,079	446,189
Harmonic Inc (c)	590,813	6,280,342
Inseego Corp (b)(c)	42,763	528,123
KVH Industries Inc (c)	74,055	446,552
Lantronix Inc (c)	177,542	1,061,701
Lumentum Holdings Inc (c)	371,283	260,235,968
Netgear Inc (c)	149,789	3,088,649
NetScout Systems Inc (c)	358,430	10,469,740
Network-1 Technologies Inc	76,400	113,217
Ondas Inc (b)(c)	2,033,756	20,500,260
Optical Cable Corp (c)	32,379	180,351
Ribbon Communications Inc (c)	478,880	1,067,902
Ubiquiti Inc	21,995	16,869,945
Viasat Inc (c)	708,788	32,448,315
Viavi Solutions Inc (c)	1,166,047	34,643,256
Vistance Networks Inc (c)	1,156,149	20,313,538
		482,590,309
Electronic Equipment, Instruments & Components - 2.9%
908 Devices Inc (c)	141,478	976,198
Acorn Energy Inc (c)	8,581	181,574
Advanced Energy Industries Inc	197,500	66,275,076
Aeva Technologies Inc (b)(c)	145,992	1,935,854
AEye Inc Class A (c)	239,565	392,887
Airgain Inc (c)	55,317	232,331
AmpliTech Group Inc (c)	93,910	251,679
Arlo Technologies Inc (c)	553,776	8,688,745
Arrow Electronics Inc (c)	268,945	40,922,671
Astrotech Corp (c)	8,505	23,814
Avnet Inc	424,290	27,935,254
Badger Meter Inc	153,916	23,461,416
Bel Fuse Inc Class A	6,123	1,297,770
Bel Fuse Inc Class B	59,369	13,637,653
Belden Inc	204,375	29,286,938
Benchmark Electronics Inc	184,635	10,673,749
Cemtrex Inc (b)(c)	14,346	15,207
Climb Global Solutions Inc	21,604	2,045,467
Coda Octopus Group Inc (c)	22,668	307,378
Cognex Corp	878,331	47,781,206
Coherent Corp (c)	822,939	213,083,596
CPS Technologies Corp (b)(c)	76,503	342,733
Crane NXT Co	258,017	12,459,641
CTS Corp (b)	152,912	8,052,346
Daktronics Inc (c)	213,536	5,504,958
Data I/O Corp (c)	44,390	122,960
Electro-Sensors Inc (c)	6,565	28,426
ePlus Inc	135,614	10,938,625
Evolv Technologies Holdings Inc Class A (c)	730,076	3,869,403
Flex Ltd (c)	1,935,789	121,993,424
Focus Universal Inc (b)(c)	1,903	9,800
Forward Industries Inc (c)	365,055	1,547,833
Frequency Electronics Inc (c)	35,678	1,791,392
Identiv Inc (c)	110,738	348,825
Insight Enterprises Inc (c)	162,266	13,558,947
Interlink Electronics Inc	20,470	66,937
IPG Photonics Corp (b)(c)	132,775	17,469,207
Itron Inc (c)	239,071	22,460,720
Key Tronic Corp (c)	51,248	147,594
Kimball Electronics Inc (c)	127,806	3,193,872
Knowles Corp (c)	437,149	11,877,338
Kustom Entertainment Inc (b)(c)	14,809	16,882
LGL Group Inc/The (b)(c)	21,877	155,985
LightPath Technologies Inc Class A (b)(c)	216,395	2,257,000
Lightwave Logic Inc (b)(c)	508,849	2,244,024
Littelfuse Inc	129,846	45,765,521
M-Tron Industries Inc (c)	13,419	849,289
Methode Electronics Inc	146,809	1,242,004
MicroVision Inc (b)(c)	1,102,841	861,429
Mirion Technologies Inc Class A (c)	1,304,521	28,190,699
MultiSensor AI Holdings Inc (c)	247,193	69,708
Napco Security Technologies Inc	186,460	8,690,901
Neonode Inc (c)	70,409	128,144
nLight Inc (c)	288,774	16,226,211
Nortech Systems Inc (c)	6,125	58,004
Novanta Inc (c)	186,898	25,124,698
OSI Systems Inc (c)	84,114	23,989,313
Ouster Inc Class A (c)	313,894	5,948,291
PC Connection Inc	59,578	3,631,279
Plexus Corp (c)	142,200	27,605,286
Powerfleet Inc NJ (b)(c)	624,139	2,228,176
Ralliant Corp	594,501	27,281,651
Research Frontiers Inc (c)	153,106	152,371
RF Industries Ltd (c)	49,426	560,985
Richardson Electronics Ltd/United States (b)	67,037	823,214
Rogers Corp (c)	87,340	9,417,872
Sanmina Corp (c)	285,981	44,401,410
ScanSource Inc (c)	106,148	3,904,123
SmartRent Inc Class A (b)(c)	764,203	1,161,589
Sobr Safe Inc (b)(c)	18,999	13,945
Sono-Tek Corp (c)	70,494	302,419
Syntec Optics Holdings Inc Class A (b)(c)	34,104	218,948
TD SYNNEX Corp	395,460	62,012,084
TTM Technologies Inc (c)	545,739	56,887,834
Universal Safety Products Inc (b)	11,063	56,311
VerifyMe Inc (b)(c)	67,717	64,534
Vishay Intertechnology Inc	677,054	12,674,451
Vishay Precision Group Inc (c)	64,764	2,983,677
Vontier Corp	756,174	30,942,640
Vuzix Corp (b)(c)	357,343	1,032,721
Wrap Technologies Inc (b)(c)	188,306	323,886
		1,175,690,953
IT Services - 2.7%
Applied Digital Corp (b)(c)	1,304,757	35,580,723
ASGN Inc (c)	228,036	9,782,744
Backblaze Inc Class A (c)	224,289	843,327
BigBear.ai Holdings Inc (b)(c)	2,284,490	9,046,580
Brand Engagement Network Inc Class A (b)(c)	15,308	546,189
Castellum Inc (b)(c)	400,683	393,351
CISO Global Inc (c)	206,929	77,826
Cloudastructure Inc Class A (c)	94,276	62,411
Cloudflare Inc Class A (c)	1,653,121	284,650,905
Commerce.com Inc (c)	196,018	544,930
CoreWeave Inc Class A (b)(c)	1,194,091	95,001,880
Crexendo Inc (c)	89,561	523,036
CSP Inc	36,750	331,118
Data Storage Corp (b)(c)	20,189	80,756
DigitalOcean Holdings Inc (b)(c)	359,815	20,171,229
DXC Technology Co (c)	956,867	12,046,956
Fastly Inc Class A (c)	740,680	14,161,802
Fusemachines Inc (b)	56,844	77,876
Glimpse Group Inc/The (c)	88,665	52,400
Grid Dynamics Holdings Inc (c)	431,078	2,909,777
Hackett Group Inc/The	120,729	1,649,158
Information Services Group Inc	171,366	824,270
Kyndryl Holdings Inc (c)	1,190,138	14,674,402
MongoDB Inc Class A (c)	425,919	139,901,614
Okta Inc Class A (c)	899,352	65,203,020
Rackspace Technology Inc (b)(c)	540,604	1,054,178
Research Solutions Inc/CA (c)	140,079	324,983
Snowflake Inc (c)	1,778,329	299,488,387
TSS Inc/MD (b)(c)	126,835	1,310,206
Tucows Inc Class A (c)	46,139	837,884
Twilio Inc Class A (c)	793,264	95,953,213
Unisys Corp (c)	254,671	618,851
Whitefiber Inc (b)	52,758	888,972
WidePoint Corp (c)	45,151	217,628
XTI Aerospace Inc (b)(c)	164,985	308,522
		1,110,141,104
Semiconductors & Semiconductor Equipment - 3.8%
ACM Research Inc Class A (c)	277,986	15,478,260
Aehr Test Systems (c)	149,226	5,585,529
Aeluma Inc (b)(c)	59,987	927,999
Alpha & Omega Semiconductor Ltd (c)	132,566	2,785,212
Ambarella Inc (c)	215,677	13,013,950
Ambiq Micro Inc	22,665	695,816
Amkor Technology Inc	592,739	28,344,779
Amtech Systems Inc (c)	57,546	750,975
Ascent Solar Technologies Inc (b)(c)	19,114	120,418
Astera Labs Inc (c)	689,902	81,981,055
Atomera Inc (b)(c)	170,894	861,306
Axcelis Technologies Inc (c)	164,207	13,565,140
AXT Inc (b)(c)	226,703	8,592,044
Blaize Holdings Inc Class A (c)	284,102	335,240
CEVA Inc (c)	126,650	2,641,919
Cirrus Logic Inc (c)	266,127	37,555,842
Cohu Inc (b)(c)	243,338	7,348,808
Credo Technology Group Holding Ltd (c)	797,292	89,511,973
CVD Equipment Corp (c)	30,003	106,511
Diodes Inc (c)	241,997	16,511,455
Enphase Energy Inc (c)	687,059	29,041,984
Entegris Inc	793,894	105,151,260
Everspin Technologies Inc (b)(c)	102,369	1,105,585
FormFactor Inc (c)	405,652	40,110,870
GCT Semiconductor Holding Inc Class A (b)(c)	229,308	252,239
GSI Technology Inc (b)(c)	154,282	1,258,941
Ichor Holdings Ltd (c)	181,995	8,653,862
Ideal Power Inc (c)	40,282	144,411
Impinj Inc (c)	139,860	17,155,228
inTEST Corp (c)	62,883	732,587
Kopin Corp (b)(c)	966,141	2,135,172
Lattice Semiconductor Corp (c)	714,655	68,335,311
MACOM Technology Solutions Holdings Inc (c)	334,695	83,044,523
Marvell Technology Inc	4,514,026	368,750,784
MaxLinear Inc (c)	428,778	7,473,601
MKS Inc	352,620	86,201,485
Mobix Labs Inc Class A (b)(c)	242,463	40,006
Navitas Semiconductor Corp Class A (b)(c)	1,031,091	9,279,819
NVE Corp	26,271	1,808,496
Onto Innovation Inc (c)	256,799	55,440,336
PDF Solutions Inc (c)	167,374	5,653,894
Penguin Solutions Inc (c)	251,579	5,227,812
Peraso Inc (c)	51,982	43,940
Photronics Inc (c)	309,738	11,593,493
Pixelworks Inc (b)(c)	29,518	187,439
Power Integrations Inc	290,941	13,941,893
Qorvo Inc (c)	439,021	36,394,841
QuickLogic Corp (c)	84,619	696,414
Rambus Inc (c)	563,906	56,198,872
Rigetti Computing Inc Class A (b)(c)	1,734,213	30,209,990
Semtech Corp (c)	453,622	40,925,777
Silicon Laboratories Inc (c)	171,466	35,069,941
SiTime Corp (c)	114,812	45,681,399
SkyWater Technology Inc (c)	148,623	4,378,434
SolarEdge Technologies Inc (b)(c)	315,081	11,153,867
Synaptics Inc (c)	206,564	16,826,703
Trio-Tech International (c)	31,875	154,913
Ultra Clean Holdings Inc (c)	237,080	14,386,014
Universal Display Corp	231,035	24,649,124
Veeco Instruments Inc (c)	312,454	9,548,594
Wolfspeed Inc	48,132	949,163
		1,576,703,248
Software - 5.2%
8x8 Inc (c)	574,373	1,229,158
A10 Networks Inc	386,574	7,445,415
ACCESS Newswire Inc (c)	16,139	115,555
ACI Worldwide Inc (c)	543,424	21,563,064
Adeia Inc	580,854	12,017,869
Agilysys Inc (c)	134,609	9,714,732
Airship AI Holdings Inc Class A (b)(c)	117,657	321,204
Alarm.com Holdings Inc (c)	300,994	14,402,563
Alkami Technology Inc (b)(c)	468,347	7,748,801
Alpha Modus Holdings Inc Class A (b)(c)	196,790	98,671
American Bitcoin Corp Class A (b)(c)	721,442	735,871
Amplitude Inc Class A (c)	530,529	3,872,862
Appfolio Inc Class A (c)	121,876	21,664,678
Appian Corp Class A (c)	247,417	6,598,611
Arteris Inc (c)	166,058	2,821,325
Asana Inc Class A (b)(c)	269,767	1,915,346
Atlassian Corp Class A (c)	857,426	64,418,415
Auddia Inc (b)(c)	24,156	20,322
AudioEye Inc (c)	44,284	302,017
Aurora Innovation Inc Class A (b)(c)	6,547,260	30,641,177
authID Inc (b)(c)	71,485	118,665
AvePoint Inc Class A (c)	905,881	9,765,397
Aware Inc/MA (c)	66,019	108,271
Banzai International Inc Class A (b)(c)	28,032	34,199
Bentley Systems Inc Class B (b)	839,126	30,670,055
BILL Holdings Inc (c)	483,888	21,537,855
Bio-key International Inc (c)	41,765	27,327
Bit Digital Inc (b)(c)	1,696,534	2,833,212
BitMine Immersion Technologies Inc (b)	1,493,302	28,342,872
Blackbaud Inc (c)	195,833	9,505,734
BlackLine Inc (b)(c)	266,310	9,387,428
Blend Labs Inc Class A (b)(c)	991,424	1,665,592
Box Inc Class A (c)	768,198	18,091,063
Braze Inc Class A (c)	498,695	9,470,218
Bridgeline Digital Inc (c)	50,475	44,938
BTCS Inc (b)	193,347	309,355
Btcs Inc Series V (d)	38,570	0
C3.ai Inc Class A (b)(c)	398,323	3,166,668
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	3,085,437	17,988,098
Cerence Inc (c)	227,701	1,801,115
CID Holdco Inc (b)	56,238	13,497
Cipher Digital Inc (b)(c)	1,536,469	23,968,916
Circle Internet Group Inc Class A	283,070	23,619,361
Cleanspark Inc (b)(c)	1,525,764	15,181,352
Clear Secure Inc Class A	469,093	22,816,684
Clearwater Analytics Holdings Inc Class A (c)	1,513,408	35,398,613
Commvault Systems Inc (c)	233,347	19,853,163
Confluent Inc Class A (c)	1,566,118	48,032,839
Consensus Cloud Solutions Inc (c)	99,787	3,001,593
Core Scientific Inc (b)(c)	1,628,732	27,639,582
CS Disco Inc (c)	86,454	280,976
CXApp Inc Class A (b)(c)	131,177	24,032
CYNGN Inc (b)(c)	53,356	81,635
Daily Journal Corp (b)(c)	4,817	2,454,310
Datacentrex Inc (b)(c)	55,754	103,702
Digimarc Corp (b)(c)	90,398	398,203
Digital Turbine Inc (b)(c)	531,868	2,159,384
Docusign Inc (c)	934,130	42,101,239
Dolby Laboratories Inc Class A	323,398	21,528,605
Domo Inc Class B (c)	56,191	201,726
Dropbox Inc Class A (c)	916,993	22,915,655
Duos Technologies Group Inc (b)(c)	76,752	579,478
Dynatrace Inc (c)	1,631,278	58,595,506
eGain Corp (b)(c)	92,145	860,634
Elastic NV (c)	493,598	25,701,648
EverCommerce Inc (b)(c)	94,671	1,086,823
Exodus Movement Inc Class A (b)(c)	30,831	314,476
Expensify Inc Class A (c)	259,730	246,769
Five9 Inc (c)	417,034	7,273,073
Freshworks Inc Class A (c)	903,580	7,065,996
Gitlab Inc Class A (c)	767,453	20,184,014
Greenidge Generation Holdings Inc Class A (b)(c)	61,432	74,947
Guidewire Software Inc (c)	446,939	64,949,175
HubSpot Inc (c)	277,036	73,278,792
I3 Verticals Inc Class A (b)(c)	160,824	3,599,241
Intapp Inc (c)	305,827	6,859,700
Intellicheck Inc (b)(c)	106,814	519,116
Intellinetics Inc (b)(c)	15,931	121,872
InterDigital Inc	135,140	49,532,864
Intrusion Inc (b)(c)	96,864	105,582
Inuvo Inc (c)	64,702	164,990
Iveda Solutions Inc (c)	35,564	10,533
Kaltura Inc (c)	479,979	667,171
Klaviyo Inc Class A (c)	730,142	12,711,772
Life360 Inc (b)(c)	412,248	21,704,857
LivePerson Inc (c)	60,532	173,727
LiveRamp Holdings Inc (c)	385,991	10,487,375
LM Funding America Inc (b)(c)	46,044	17,161
Manhattan Associates Inc (c)	325,863	44,131,626
MARA Holdings Inc (b)(c)	1,802,140	16,111,132
Marin Software Inc (c)(d)	14,773	7,184
Mitek Systems Inc (c)	238,942	3,483,774
Myseum Inc (b)(c)	23,323	43,148
N-able Inc/US (c)	242,035	1,064,954
nCino Inc (c)	455,374	7,349,736
NCR Voyix Corp (b)(c)	846,284	6,465,610
Netskope Inc Class A (b)(c)	369,615	3,991,842
NetSol Technologies Inc (c)	55,236	194,431
NextNav Inc Class A (b)(c)	475,281	7,647,271
NextTrip Inc (b)(c)	24,959	71,882
Nutanix Inc Class A (c)	1,418,996	54,319,167
ON24 Inc (c)	220,257	1,764,259
OneSpan Inc	285,815	3,155,398
Onestream Inc Class A (c)	427,098	10,075,242
Ooma Inc (c)	142,673	1,763,438
PagerDuty Inc (c)	612,103	4,321,447
PAR Technology Corp (c)	213,890	3,505,657
Pegasystems Inc	480,395	21,007,673
Phunware Inc (b)(c)	107,701	191,708
Pivotal Software Inc rights (c)(d)	413,656	3
Porch Group Inc (c)	531,953	4,367,334
Procore Technologies Inc (b)(c)	650,288	35,791,852
Progress Software Corp (c)	257,043	10,764,961
Q2 Holdings Inc (c)	332,339	15,992,153
Qualys Inc (c)	189,474	17,520,661
Rapid7 Inc (c)	102,222	635,821
REalloys Inc (b)(c)	13,201	243,690
reAlpha Tech Corp (b)(c)	493,771	156,970
Red Violet Inc (b)(c)	69,087	2,992,158
Rekor Systems Inc (b)(c)	386,629	331,457
ReposiTrak Inc	67,299	585,501
Rimini Street Inc (b)(c)	243,458	905,664
RingCentral Inc Class A (c)	413,030	15,054,944
Riot Platforms Inc (c)	1,692,682	27,573,790
Rubrik Inc Class A (c)	758,245	39,398,410
SailPoint Inc (b)(c)	441,527	6,225,531
Samsara Inc Class A (c)	1,830,439	52,899,687
SEMrush Holdings Inc Class A (b)(c)	236,476	2,795,146
SentinelOne Inc Class A (c)	1,495,049	19,615,043
ServiceTitan Inc Class A (c)	299,658	21,692,243
Signing Day Sports Inc (b)(c)	21,726	11,644
Silvaco Group Inc (c)	45,548	153,041
Smith Micro Software Inc (b)(c)	115,980	64,949
Soluna Holdings Inc (b)(c)	302,658	263,101
SoundHound AI Inc Class A (b)(c)	2,051,658	17,644,259
SoundThinking Inc (c)	52,163	380,790
Sprinklr Inc Class A (c)	353,151	2,055,339
Sprout Social Inc Class A (c)	295,128	1,903,576
SPS Commerce Inc (c)	197,039	11,134,674
Strategy Inc Class A (b)(c)	1,406,290	182,114,555
T Stamp Inc Class A (b)(c)	23,672	60,127
Tao Synergies Inc (b)(c)	25,532	99,830
TaoWeave Inc (c)	18,432	16,183
Telos Corp (c)	285,002	1,145,708
Tenable Holdings Inc (c)	545,036	10,481,042
Teradata Corp (c)	492,141	15,497,520
Terawulf Inc (b)(c)	1,737,520	28,182,574
TON Strategy Co (b)(c)	250,762	486,478
UiPath Inc Class A (b)(c)	1,983,481	21,282,751
Unity Software Inc (c)	1,648,934	30,060,067
Upland Software Inc (c)	125,915	111,183
Urgent.ly Inc (b)(c)	12,241	23,748
Varonis Systems Inc (c)	666,316	15,391,900
Veea Inc Class A (b)(c)	110,056	55,809
Veritone Inc (b)(c)	357,839	1,009,106
Vertex Inc Class A (c)	304,741	4,412,650
Via Transportation Inc Class A (c)	55,649	956,050
Viant Technology Inc Class A (c)	68,100	689,853
VirnetX Holding Corp (b)(c)	19,827	323,180
Weave Communications Inc (c)	512,226	2,581,619
Workiva Inc Class A (c)	276,720	17,040,418
Xperi Inc (c)	199,674	1,224,002
Yext Inc (c)	268,892	1,527,307
Zeta Global Holdings Corp Class A (b)(c)	1,072,002	18,170,434
Zoom Communications Inc Class A (c)	1,287,849	95,223,555
Zscaler Inc (c)	539,819	79,347,995
		2,078,514,692
Technology Hardware, Storage & Peripherals - 0.5%
Ainos Inc (b)(c)	20,997	34,435
AstroNova Inc (c)	40,270	365,652
Boxlight Corp Class A (b)(c)	9,409	12,890
Corsair Gaming Inc (c)	243,421	1,336,381
CPI Card Group Inc (c)	33,366	409,234
Diebold Nixdorf Inc (c)	187,217	14,977,360
DNA X Inc (b)(c)	5,236	28,484
Eastman Kodak Co (c)	371,634	2,720,361
Foxx Development Holdings Inc (c)	6,400	33,856
GPGI Inc Class A	365,792	8,212,030
Immersion Corp (b)	150,131	917,300
IonQ Inc (b)(c)	1,866,289	71,609,509
Movano Inc (b)(c)	4,651	53,021
One Stop Systems Inc (b)(c)	115,806	955,979
Pure Storage Inc Class A (c)	1,635,281	105,017,747
Quantum Computing Inc (b)(c)	999,041	8,401,935
Quantum Corp (b)(c)	75,392	413,148
Socket Mobile Inc (c)	31,827	28,488
TransAct Technologies Inc (c)	56,756	196,376
Turtle Beach Corp (c)	74,560	934,982
Xerox Holdings Corp	830,500	1,494,900
Xerox Holdings Corp warrants 2/14/2028 (c)	3,683	442
		218,154,510
TOTAL INFORMATION TECHNOLOGY		6,641,794,816
Materials - 4.8%
Chemicals - 1.6%
AdvanSix Inc	143,051	2,550,599
Alto Ingredients Inc (c)	407,672	929,492
American Vanguard Corp (c)	148,364	683,958
Arq Inc (c)	171,829	603,120
Ascent Industries Co (c)	32,286	554,028
Ashland Inc	243,827	15,205,052
ASP Isotopes Inc (b)(c)	575,107	3,071,071
Aspen Aerogels Inc (b)(c)	239,411	746,962
Avient Corp	478,529	19,653,186
Axalta Coating Systems Ltd (c)	1,116,125	37,289,736
Balchem Corp	167,759	30,436,515
Cabot Corp	278,502	21,205,142
Celanese Corp	577,470	28,838,852
Chemours Co/The	804,890	14,681,194
Core Molding Technologies Inc (c)	40,537	739,800
Eastman Chemical Co	600,280	45,327,143
Ecovyst Inc (c)	581,539	6,553,945
Element Solutions Inc	1,188,190	41,693,587
Flotek Industries Inc (b)(c)	72,185	1,108,040
FMC Corp	562,895	8,297,072
Hawkins Inc (b)	109,916	16,388,476
HB Fuller Co	282,114	18,540,532
Huntsman Corp	911,727	11,533,347
Ingevity Corp (c)	186,490	13,432,875
Innospec Inc	126,683	9,701,384
Intrepid Potash Inc (c)	54,563	2,017,194
Koppers Holdings Inc	102,587	3,877,789
Kronos Worldwide Inc	120,800	701,848
LSB Industries Inc (c)	284,203	3,302,439
Mativ Holdings Inc	287,919	3,121,042
Minerals Technologies Inc	162,413	11,469,606
NewMarket Corp	40,755	25,513,038
Northern Technologies International Corp	41,272	367,321
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	616,003	15,627,996
Origin Materials Inc Class A (c)	709,408	108,468
Perimeter Solutions Inc (c)	732,251	17,193,253
PureCycle Technologies Inc (b)(c)	744,585	4,698,331
Quaker Chemical Corp (b)	76,732	11,281,906
Rayonier Advanced Materials Inc (c)	351,050	3,324,444
RPM International Inc	667,551	76,180,920
Scotts Miracle-Gro Co/The	233,558	16,377,087
Sensient Technologies Corp	222,625	22,603,116
Solesence Inc (c)	96,430	123,430
Solstice Advanced Materials Inc	830,080	65,169,581
Stepan Co	113,463	5,774,132
Trinseo PLC (b)	186,384	42,868
Tronox Holdings PLC	630,974	4,719,686
Valhi Inc	14,408	201,280
Westlake Corp	184,371	19,429,016
		662,990,899
Construction Materials - 0.6%
Amrize Ltd (United States) (b)	2,693,198	175,030,938
Eagle Materials Inc	167,879	37,571,320
Knife River Corp (c)	296,196	26,355,520
Smith-Midland Corp (b)(c)	24,121	926,488
United States Lime & Minerals Inc	54,126	6,179,024
		246,063,290
Containers & Packaging - 0.6%
AptarGroup Inc	342,397	49,205,873
Crown Holdings Inc	596,223	68,327,156
Eightco Holdings Inc (b)(c)	794,287	834,001
Graphic Packaging Holding CO	1,571,613	19,220,827
Greif Inc Class A	146,437	10,641,577
Greif Inc Class B	26,829	2,344,318
Myers Industries Inc	216,757	4,848,854
O-I Glass Inc (c)	799,480	10,713,032
Ranpak Holdings Corp Class A (b)(c)	222,728	1,140,367
Sealed Air Corp	767,309	32,134,901
Silgan Holdings Inc	461,127	22,157,152
Sonoco Products Co	514,893	29,076,008
TriMas Corp	167,696	6,553,560
		257,197,626
Metals & Mining - 1.9%
5E Advanced Materials Inc (c)	42,139	84,278
Adapti Inc (c)(d)	934	1,457
Alcoa Corp	1,355,917	84,175,327
Alpha Metallurgical Resources Inc (c)	56,490	9,188,099
American Battery Technology Co (b)(c)	685,501	2,529,499
Ampco-Pittsburgh Corp (b)(c)	60,256	548,932
Century Aluminum Co (c)	278,227	14,345,384
Cleveland-Cliffs Inc (c)	2,989,269	31,865,608
Coeur Mining Inc (c)	3,382,941	91,846,849
Commercial Metals Co	580,892	42,579,384
Compass Minerals International Inc (c)	137,372	3,461,774
Contango ORE Inc (c)	54,253	1,631,388
Dakota Gold Corp (c)	472,269	3,286,992
Friedman Industries Inc	35,595	662,423
Gold Resource Corp (c)	839,707	1,301,546
Hecla Mining Co	3,511,873	87,480,756
Hycroft Mining Holding Corp (b)(c)	346,571	17,456,781
Idaho Strategic Resources Inc (b)(c)	75,692	3,260,054
Inno Holdings Inc (b)(c)	10,823	11,689
Ivanhoe Electric Inc / US (b)(c)	557,978	9,591,642
Kaiser Aluminum Corp	83,287	10,838,970
Materion Corp	107,995	17,609,665
Metallus Inc (c)	186,877	3,176,909
MP Materials Corp (b)(c)	706,261	41,577,585
Paramount Gold Nevada Corp (b)(c)	320,407	833,058
Ramaco Resources Inc Class A (c)	221,739	3,357,128
Ramaco Resources Inc Class B	46,869	552,117
ReElement Technologies Corp (b)(c)(d)	97,452	0
Reliance Inc	273,191	86,230,007
Royal Gold Inc	424,066	127,130,747
Ryerson Holding Corp	232,178	6,073,776
Solitario Resources Corp (c)	393,631	305,851
SunCoke Energy Inc	451,322	2,572,535
Tredegar Corp (c)	160,062	1,469,369
United States Antimony Corp (b)(c)	621,816	5,559,035
US Gold Corp (b)(c)	67,768	1,470,566
USA Rare Earth Inc Class A (b)(c)	491,980	9,298,422
Warrior Met Coal Inc	276,250	22,995,050
Worthington Steel Inc	170,280	7,076,837
		753,437,489
Paper & Forest Products - 0.1%
Clearwater Paper Corp (c)	85,963	1,288,585
Louisiana-Pacific Corp	332,565	28,181,558
Magnera Corp (c)	176,812	2,289,715
Sylvamo Corp	172,110	7,968,693
		39,728,551
TOTAL MATERIALS		1,959,417,855
Real Estate - 5.3%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	378,911	7,877,560
Alpine Income Property Trust Inc	65,580	1,293,238
American Assets Trust Inc	203,640	3,975,053
Armada Hoffler Properties Inc Class A	331,286	2,070,538
Broadstone Net Lease Inc Class A	997,893	19,349,145
CTO Realty Growth Inc	159,887	3,114,599
Essential Properties Realty Trust Inc	1,035,884	35,157,903
Generation Income Properties Inc (c)	28,964	11,883
Gladstone Commercial Corp	266,945	3,334,143
Global Net Lease Inc	849,138	7,998,880
Mackenzie Realty Capital Inc (b)	13,090	53,538
Medalist Diversified REIT Inc	4,168	49,141
Modiv Industrial Inc Class C	52,133	808,583
NexPoint Diversified Real Estate Trust	228,172	1,015,365
Presidio Property Trust Inc Class A (b)(c)	6,713	19,602
WP Carey Inc	1,142,062	85,254,928
		171,384,099
Health Care REITs - 0.7%
American Healthcare REIT Inc	923,162	48,225,983
CareTrust REIT Inc	1,166,336	47,376,568
Chiron Real Estate Inc	68,630	2,376,657
Community Healthcare Trust Inc	117,345	2,005,426
Diversified Healthcare Trust	1,173,166	7,930,602
Healthcare Realty Trust Inc	1,858,110	34,282,130
LTC Properties Inc	252,694	10,026,898
Medical Properties Trust Inc (b)	2,786,281	16,048,979
National Health Investors Inc	250,149	21,030,026
Omega Healthcare Investors Inc	1,546,638	74,656,216
Sabra Health Care REIT Inc	1,319,090	27,107,300
Sila Realty Trust Inc	315,409	8,115,474
Strawberry Fields REIT Inc	41,559	531,954
Universal Health Realty Income Trust	69,458	3,029,758
		302,743,971
Hotel & Resort REITs - 0.2%
Apple Hospitality REIT Inc	1,180,896	14,477,785
Ashford Hospitality Trust Inc (c)	34,044	101,791
Braemar Hotels & Resorts Inc	321,605	935,870
Chatham Lodging Trust	261,008	2,012,372
DiamondRock Hospitality Co	1,063,932	10,681,877
InnSuites Hospitality Trust	15,089	15,692
Park Hotels & Resorts Inc	902,497	10,207,241
Pebblebrook Hotel Trust	632,355	8,113,115
RLJ Lodging Trust	960,760	7,705,295
Ryman Hospitality Properties Inc	329,365	32,524,794
Service Properties Trust	835,035	1,920,581
Summit Hotel Properties Inc	564,508	2,545,931
Sunstone Hotel Investors Inc	1,158,202	10,748,115
Xenia Hotels & Resorts Inc	492,143	7,519,945
		109,510,404
Industrial REITs - 0.7%
Americold Realty Trust Inc	1,328,526	17,788,963
EastGroup Properties Inc	277,754	54,525,888
First Industrial Realty Trust Inc	690,725	43,612,377
Industrial Logistics Properties Trust	315,587	1,849,339
Lineage Inc	300,646	12,182,176
LXP Industrial Trust	309,978	15,362,510
One Liberty Properties Inc	91,737	2,154,902
Rexford Industrial Realty Inc	1,223,008	45,826,110
STAG Industrial Inc Class A	973,172	38,167,806
Terreno Realty Corp	540,338	35,694,728
		267,164,799
Office REITs - 0.4%
Brandywine Realty Trust	1,209,417	3,858,040
COPT Defense Properties	587,303	18,664,489
Cousins Properties Inc	893,757	20,699,413
Creative Media & Community Trust Corp (c)	4,786	10,242
Douglas Emmett Inc	897,131	8,872,626
Easterly Government Properties Inc	239,705	5,580,332
Empire State Realty Trust Inc Class A	594,929	3,498,183
Franklin Street Properties Corp	443,421	364,802
Highwoods Properties Inc	585,954	13,178,105
Hudson Pacific Properties Inc (c)	370,384	2,681,580
JBG SMITH Properties	313,382	4,766,540
Kilroy Realty Corp	489,827	14,606,641
NET Lease Office Properties	89,396	1,219,361
Orion Properties Inc	251,865	627,144
Peakstone Realty Trust	176,771	3,687,443
Piedmont Realty Trust Inc Class A1 (c)	554,404	4,207,926
Postal Realty Trust Inc Class A	132,057	2,737,542
SL Green Realty Corp	383,389	14,127,885
Vornado Realty Trust	852,057	23,499,733
		146,888,027
Real Estate Management & Development - 0.7%
Alset Inc (c)	206,868	453,041
Altisource Portfolio Solutions SA (c)	57,049	434,713
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	102,420	34,843
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	102,420	44,553
American Realty Investors Inc (c)	7,642	130,678
American Strategic Investment Co Class A (c)	5,054	40,937
AMREP Corp (b)(c)	16,813	424,696
Avalon GloboCare Corp (b)(c)	18,410	27,431
CKX Lands Inc (b)(c)	8,011	87,320
Compass Inc Class A (c)	3,292,709	32,103,913
Comstock Holding Cos Inc Class A (c)	19,699	229,887
Cushman & Wakefield Ltd	1,221,392	16,378,867
Douglas Elliman Inc (c)	396,583	904,209
eXp World Holdings Inc	462,661	3,224,747
Fathom Holdings Inc (c)	110,958	110,714
Forestar Group Inc (c)	102,023	2,930,101
FRP Holdings Inc (c)	63,529	1,520,884
Howard Hughes Holdings Inc (c)	159,915	11,573,049
InterGroup Corp/The (c)	3,280	98,498
Jones Lang LaSalle Inc (c)	246,399	77,751,205
JW Mays Inc (c)	2,155	95,229
Kennedy-Wilson Holdings Inc	632,477	6,881,350
La Rosa Holdings Corp Class A (b)(c)	366	388
Marcus & Millichap Inc	127,379	3,364,079
Maui Land & Pineapple Co Inc (c)	40,284	662,672
New Concept Energy Inc (c)	24,621	20,312
Newmark Group Inc Class A	869,335	12,622,744
Offerpad Solutions Inc Class A (b)(c)	117,282	91,480
Opendoor Technologies Inc Class A (b)(c)	4,179,905	22,655,085
RE/MAX Holdings Inc Class A (c)	107,396	675,521
RenX Enterprises Corp (b)	10,636	1,481
RMR Group Inc/The Class A	90,543	1,483,094
Seaport Entertainment Group Inc (b)(c)	39,705	927,509
Seritage Growth Properties Class A (c)	194,516	575,767
St Joe Co/The	207,377	14,966,398
Star Holdings (c)	64,137	578,516
Stratus Properties Inc (c)	35,204	1,074,426
Tejon Ranch Co (c)	130,514	2,298,352
Transcontinental Realty Investors Inc (c)	6,276	230,141
Zillow Group Inc Class A (c)	276,017	12,365,562
Zillow Group Inc Class C (c)	915,273	40,839,481
		270,913,873
Residential REITs - 0.6%
American Homes 4 Rent Class A	1,713,193	51,395,790
Bluerock Homes Trust Inc Class A	18,789	189,769
BRT Apartments Corp	66,540	976,142
Centerspace	88,644	5,575,708
Clipper Realty Inc	76,840	236,667
Equity LifeStyle Properties Inc	1,011,989	67,965,181
Independence Realty Trust Inc	1,264,953	20,960,271
NexPoint Residential Trust Inc	116,910	3,295,693
Sun Communities Inc	607,775	82,936,977
UMH Properties Inc	427,885	6,452,506
Veris Residential Inc	430,424	8,113,492
		248,098,196
Retail REITs - 0.8%
Acadia Realty Trust	688,544	14,404,340
Agree Realty Corp	599,979	48,286,310
Alexander's Inc	11,721	2,749,981
Brixmor Property Group Inc	1,598,065	48,373,428
CBL & Associates Properties Inc	94,539	3,571,683
Curbline Properties Corp	508,306	14,135,990
FrontView REIT Inc	117,438	1,945,948
Getty Realty Corp	278,318	9,134,397
InvenTrust Properties Corp	400,935	12,509,172
Kite Realty Group Trust	1,130,767	29,456,480
Macerich Co/The	1,337,523	27,379,096
NETSTREIT Corp (b)	450,681	9,360,644
NNN REIT Inc	990,362	44,883,206
Phillips Edison & Co Inc	654,946	25,726,279
Saul Centers Inc	63,331	2,158,320
SITE Centers Corp	298,930	1,841,409
Tanger Inc	599,117	22,203,276
Urban Edge Properties	661,065	14,047,631
Wheeler Real Estate Investment Trust Inc (b)(c)	5,701	10,832
Whitestone REIT	239,798	3,642,532
		335,820,954
Specialized REITs - 0.8%
CubeSmart	1,267,620	52,149,887
EPR Properties	399,864	23,755,920
Farmland Partners Inc	211,827	2,762,224
Four Corners Property Trust Inc	560,794	14,311,463
Gaming and Leisure Properties Inc	1,483,417	72,553,926
Gladstone Land Corp	183,031	2,247,621
Global Self Storage Inc	68,781	350,783
Lamar Advertising Co Class A	452,256	62,293,741
Millrose Properties Inc Class A	812,624	25,483,889
National Storage Affiliates Trust	430,707	15,083,359
Outfront Media Inc	758,589	21,854,949
Rayonier Inc	1,452,203	31,207,842
Safehold Inc	208,964	3,372,679
Smartstop Self Storage REIT Inc	290,102	9,674,902
		337,103,185
TOTAL REAL ESTATE		2,189,627,508
Utilities - 2.0%
Electric Utilities - 0.6%
Genie Energy Ltd Class B	112,258	1,631,108
Hawaiian Electric Industries Inc (b)(c)	903,337	13,992,690
IDACORP Inc	282,407	40,658,136
MGE Energy Inc	189,751	15,563,377
OGE Energy Corp	1,053,424	51,765,255
Oklo Inc Class A (b)(c)	647,103	40,735,134
Otter Tail Corp	217,677	18,524,313
Portland General Electric Co	588,079	31,732,743
TXNM Energy Inc	509,538	30,072,933
		244,675,689
Gas Utilities - 0.6%
Chesapeake Utilities Corp	124,039	16,865,583
MDU Resources Group Inc	1,076,132	22,254,410
National Fuel Gas Co	471,881	42,955,327
New Jersey Resources Corp	523,806	28,411,237
Northwest Natural Holding Co	218,942	11,612,684
ONE Gas Inc	313,865	27,444,356
RGC Resources Inc	44,180	974,610
Southwest Gas Holdings Inc	335,063	29,542,505
Spire Inc	307,350	28,156,334
UGI Corp	1,125,846	42,117,899
		250,334,945
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy Inc Class A	195,090	7,027,142
Clearway Energy Inc Class C	441,007	16,894,978
Hallador Energy Co (c)	187,027	3,400,151
Montauk Renewables Inc (c)	353,269	544,034
Ormat Technologies Inc	318,821	33,061,738
Spruce Power Holding Corp Class A (c)	96,593	389,269
Talen Energy Corp (c)	239,579	88,876,622
		150,193,934
Multi-Utilities - 0.1%
Avista Corp	422,718	17,170,805
Black Hills Corp	398,798	29,375,461
Northwestern Energy Group Inc	321,100	22,464,156
Unitil Corp	94,310	4,933,356
		73,943,778
Water Utilities - 0.3%
American States Water Co	200,963	14,977,772
Artesian Resources Corp Class A	47,523	1,610,079
Cadiz Inc (b)(c)	294,403	1,530,896
California Water Service Group	311,335	14,034,982
Consolidated Water Co Ltd	75,725	2,866,191
Essential Utilities Inc	1,566,898	62,628,913
Global Water Resources Inc	74,319	680,762
H2O America	175,645	9,447,945
Middlesex Water Co	105,736	5,709,744
Pure Cycle Corp (c)	124,721	1,318,301
York Water Co/The	74,201	2,439,729
		117,245,314
TOTAL UTILITIES		836,393,660
TOTAL UNITED STATES		39,904,316,387
TOTAL COMMON STOCKS (Cost $27,483,662,243)		40,851,446,380

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	30,107	56,722
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (b)(d)	6,995	0
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,699
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (b)(d)	534	0
Hyperscale Data Inc Series F (c)(d)	582	0
		0
TOTAL INDUSTRIALS		1,699
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	5,293	0
Software - 0.0%
SRAX Inc (c)(d)	117,390	1
TOTAL INFORMATION TECHNOLOGY		1
TOTAL UNITED STATES		58,422
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,671)		58,422

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $3,956,409)	3.64	3,986,000	3,956,983

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	75,343,221	75,358,289
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	2,396,017,935	2,396,257,538
TOTAL MONEY MARKET FUNDS (Cost $2,471,615,827)			2,471,615,827

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $29,959,248,150)	43,327,077,612
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(2,360,925,844)
NET ASSETS - 100.0%	40,966,151,768

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	518	3/2026	68,238,730	445,266
CME E-Mini S&P MidCap 400 Index Contracts (United States)	127	3/2026	45,439,330	1,008,571

TOTAL FUTURES CONTRACTS				1,453,837
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,615,441 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,956,983.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,741,645	2,566,696,732	2,547,085,562	2,076,946	5,474	-	75,358,289	75,343,221	0.1%
Fidelity Securities Lending Cash Central Fund	1,623,093,348	9,273,552,026	8,500,405,565	33,839,081	17,729	-	2,396,257,538	2,396,017,935	6.7%
Total	1,678,834,993	11,840,248,758	11,047,491,127	35,916,027	23,203	-	2,471,615,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,451,646,328	1,451,646,323	-	5
Consumer Discretionary	4,020,380,194	4,020,380,194	-	-
Consumer Staples	1,166,089,684	1,166,089,684	-	-
Energy	1,853,176,798	1,853,174,347	2,451	-
Financials	6,124,802,828	6,124,802,828	-	-
Health Care	5,552,412,904	5,552,164,401	57,352	191,151
Industrials	8,833,956,393	8,833,889,748	-	66,645
Information Technology	6,854,815,691	6,854,808,504	-	7,187
Materials	1,968,144,392	1,968,142,935	-	1,457
Real Estate	2,189,627,508	2,189,627,508	-	-
Utilities	836,393,660	836,393,660	-	-

Non-Convertible Preferred Stocks
Financials	56,722	56,722	-	-
Health Care	-	-	-	-
Industrials	1,699	1,699	-	-
Information Technology	1	-	-	1

U.S. Treasury Obligations	3,956,983	-	3,956,983	-

Money Market Funds	2,471,615,827	2,471,615,827	-	-
Total Investments in Securities:	43,327,077,612	43,322,794,380	4,016,786	266,446
Derivative Instruments:

Assets
Futures Contracts	1,453,837	1,453,837	-	-
Total Assets	1,453,837	1,453,837	-	-
Total Derivative Instruments:	1,453,837	1,453,837	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,453,837	-
Total Equity Risk	1,453,837	-
Total Value of Derivatives	1,453,837	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Extended Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $2,346,133,762) - See accompanying schedule:
Unaffiliated issuers (cost $27,487,632,323)	$40,855,461,785
Fidelity Central Funds (cost $2,471,615,827)	2,471,615,827

Total Investment in Securities (cost $29,959,248,150)		$43,327,077,612
Segregated cash with brokers for derivative instruments		3,561,362
Receivable for fund shares sold		37,393,928
Dividends receivable		19,627,312
Distributions receivable from Fidelity Central Funds		1,547,112
Other receivables		1,527,993
Total assets		43,390,735,319
Liabilities
Payable for investments purchased	$2,030,528
Payable for fund shares redeemed	22,767,950
Accrued management fee	1,195,076
Payable for daily variation margin on futures contracts	1,417,111
Other payables and accrued expenses	694,925
Collateral on securities loaned	2,396,477,961
Total liabilities		2,424,583,551
Net Assets		$40,966,151,768
Net Assets consist of:
Paid in capital		$28,361,052,163
Total accumulated earnings (loss)		12,605,099,605
Net Assets		$40,966,151,768
Net Asset Value, offering price and redemption price per share ($40,966,151,768 ÷ 393,221,056 shares)		$104.18
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$436,702,729
Interest		282,469
Income from Fidelity Central Funds (including $33,839,081 from security lending)		35,916,027
Security lending		228,332
Total income		473,129,557
Expenses
Management fee	$13,695,041
Independent trustees' fees and expenses	151,796
Total expenses before reductions	13,846,837
Expense reductions	(169,511)
Total expenses after reductions		13,677,326
Net Investment income (loss)		459,452,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,015,878
Redemptions in-kind	2,109,983,296
Fidelity Central Funds	23,203
Foreign currency transactions	(1,393)
Futures contracts	12,776,203
Total net realized gain (loss)		2,222,797,187
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,404,392,798
Futures contracts	2,940,015
Total change in net unrealized appreciation (depreciation)		3,407,332,813
Net gain (loss)		5,630,130,000
Net increase (decrease) in net assets resulting from operations		$6,089,582,231
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$459,452,231	$464,684,433
Net realized gain (loss)	2,222,797,187	3,615,448,270
Change in net unrealized appreciation (depreciation)	3,407,332,813	484,412,488
Net increase (decrease) in net assets resulting from operations	6,089,582,231	4,564,545,191
Distributions to shareholders	(232,672,978)	(200,382,440)

Share transactions
Proceeds from sales of shares	8,605,221,093	12,939,845,783
Reinvestment of distributions	214,037,219	185,083,818
Cost of shares redeemed	(13,169,382,982)	(16,369,897,483)

Net increase (decrease) in net assets resulting from share transactions	(4,350,124,670)	(3,244,967,882)
Total increase (decrease) in net assets	1,506,784,583	1,119,194,869

Net Assets
Beginning of period	39,459,367,185	38,340,172,316
End of period	$40,966,151,768	$39,459,367,185

Other Information
Shares
Sold	92,272,601	150,999,295
Issued in reinvestment of distributions	2,094,518	2,012,219
Redeemed	(140,098,815)	(188,552,932)
Net increase (decrease)	(45,731,696)	(35,541,418)

Financial Highlights
Fidelity® Extended Market Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$89.89	$80.80	$68.71	$78.40	$90.30
Income from Investment Operations
Net investment income (loss) B,C	1.11	1.00	.95	.96	.82
Net realized and unrealized gain (loss)	13.76	8.53	12.06	(9.45)	(6.19)
Total from investment operations	14.87	9.53	13.01	(8.49)	(5.37)
Distributions from net investment income	(.58)	(.44)	(.92)	(.87)	(.86)
Distributions from net realized gain	-	-	-	(.33)	(5.67)
Total distributions	(.58)	(.44)	(.92)	(1.20)	(6.53)
Net asset value, end of period	$104.18	$89.89	$80.80	$68.71	$78.40
Total Return D	16.55%	11.78%	19.02%	(10.77)%	(6.58)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.04%	.04%	.04%	.03% G	.03%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.03% G	.03%
Expenses net of all reductions, if any	.04%	.03%	.03%	.03% G	.03%
Net investment income (loss)	1.16%	1.16%	1.35%	1.41%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$40,966,152	$39,459,367	$38,340,172	$32,177,538	$38,732,245
Portfolio turnover rate H,I	23%	15%	9%	18%	18%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 7.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	14,379,189	53,006,681
Interactive Media & Services - 0.0%
CAR Group Ltd	1,381,380	26,070,727
REA Group Ltd	192,905	22,842,159
		48,912,886
TOTAL COMMUNICATION SERVICES		101,919,567
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	4,144,072	234,774,769
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	2,019,822	69,110,496
Lottery Corp/The	8,124,636	31,858,254
		100,968,750
TOTAL CONSUMER DISCRETIONARY		335,743,519
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	4,899,149	71,682,016
Woolworths Group Ltd	4,459,149	114,240,722
TOTAL CONSUMER STAPLES		185,922,738
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	11,855,202	57,032,461
Woodside Energy Group Ltd (d)	6,939,502	141,683,703
TOTAL ENERGY		198,716,164
Financials - 2.9%
Banks - 2.3%
ANZ Group Holdings Ltd	11,002,596	313,141,585
Commonwealth Bank of Australia	6,108,565	759,101,130
National Australia Bank Ltd	11,197,242	390,252,819
Westpac Banking Corp	12,484,982	377,965,240
		1,840,460,774
Capital Markets - 0.4%
ASX Ltd	709,243	26,730,648
Macquarie Group Ltd	1,321,690	200,795,166
		227,525,814
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (d)	1,248,124	33,974,700
Insurance - 0.2%
Insurance Australia Group Ltd	8,633,891	40,921,095
Medibank Pvt Ltd	10,052,816	31,334,899
QBE Insurance Group Ltd	5,495,674	85,344,499
Suncorp Group Ltd	3,952,746	41,153,776
		198,754,269
TOTAL FINANCIALS		2,300,715,557
Health Care - 0.4%
Biotechnology - 0.3%
CSL Ltd	1,770,927	185,392,433
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	238,723	33,809,256
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	18,961,860	38,323,550
Sonic Healthcare Ltd	1,713,890	29,085,522
		67,409,072
Health Care Technology - 0.0%
Pro Medicus Ltd	209,738	19,403,806
TOTAL HEALTH CARE		306,014,567
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,957,140	88,475,937
Passenger Airlines - 0.0%
Qantas Airways Ltd (d)	2,706,546	19,164,829
Professional Services - 0.1%
Computershare Ltd	1,900,135	41,905,641
Trading Companies & Distributors - 0.0%
SGH Ltd	742,824	24,687,054
Transportation Infrastructure - 0.1%
Transurban Group unit	11,369,786	116,029,360
TOTAL INDUSTRIALS		290,262,821
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	735,971	24,899,254
Materials - 2.4%
Metals & Mining - 2.4%
BHP Group Ltd	18,539,332	752,238,773
Evolution Mining Ltd	7,412,287	87,458,738
Fortescue Ltd	6,181,455	92,995,546
Glencore PLC	36,411,491	263,095,427
Lynas Rare Earths Ltd (b)	3,306,593	43,826,397
Northern Star Resources Ltd	4,961,422	106,912,502
Rio Tinto Ltd (d)	1,355,509	161,414,547
Rio Tinto PLC	4,120,639	408,230,359
South32 Ltd	16,376,820	53,648,560
TOTAL MATERIALS		1,969,820,849
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	8,842,266	32,155,178
Industrial REITs - 0.2%
Goodman Group unit	7,464,017	153,722,558
Retail REITs - 0.1%
Scentre Group unit	19,041,257	51,763,715
Vicinity Ltd unit	14,271,572	24,883,092
		76,646,807
TOTAL REAL ESTATE		262,524,543
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	6,288,469	54,373,546
Gas Utilities - 0.0%
Apa Group unit	4,800,747	31,431,355
TOTAL UTILITIES		85,804,901
TOTAL AUSTRALIA		6,062,344,480
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	537,583	34,809,402
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (e)(f)	281,070	43,838,825
Erste Group Bank AG	1,123,862	133,725,103
Raiffeisen Bank International AG	480,285	23,982,751
TOTAL FINANCIALS		201,546,679
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	248,559	17,709,948
TOTAL AUSTRIA		254,066,029
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group (d)	78,393	16,988,190
Consumer Staples - 0.5%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	3,608,131	293,396,096
Food Products - 0.0%
Lotus Bakeries NV	1,489	18,508,913
TOTAL CONSUMER STAPLES		311,905,009
Financials - 0.2%
Banks - 0.1%
KBC Group NV	838,517	113,742,885
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	291,728	29,317,229
Sofina SA (d)	60,278	17,934,325
		47,251,554
Insurance - 0.0%
Ageas SA/NV	544,632	40,478,488
TOTAL FINANCIALS		201,472,927
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	73,117	19,568,478
UCB SA	461,497	137,580,415
TOTAL HEALTH CARE		157,148,893
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	265,537	15,176,499
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	159,257	25,366,404
TOTAL BELGIUM		728,057,922
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	604,379	30,554,882
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	1,439,452	82,793,971
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	4,776,072	245,492,200
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	7,012,211	19,513,782
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	13,507,880	77,524,326
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	9,429,192	32,352,513
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	4,927,326	21,023,358
TOTAL INDUSTRIALS		53,375,871
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	3,903,875	12,924,095
TOTAL CHINA		408,830,274
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	705,024	50,261,644
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	730,051	27,457,458
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	288,370	22,801,094
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	343,159	53,354,723
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	2,438,357	127,285,351
Insurance - 0.0%
Tryg A/S	1,227,420	30,396,289
TOTAL FINANCIALS		157,681,640
Health Care - 0.7%
Biotechnology - 0.1%
Genmab A/S (b)	222,762	65,587,051
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	460,370	35,670,747
Demant A/S (b)	351,182	10,929,315
		46,600,062
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	11,756,092	444,657,082
TOTAL HEALTH CARE		556,844,195
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	746,031	192,949,222
Building Products - 0.0%
ROCKWOOL A/S Series B	353,492	11,713,936
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	3,686,274	94,237,056
TOTAL INDUSTRIALS		298,900,214
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,286,247	76,378,289
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(e)(f)	1,929,084	45,759,156
TOTAL DENMARK		1,211,719,311
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	519,193	26,649,504
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	996,998	24,574,182
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	1,544,299	38,648,071
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	11,280,959	218,292,629
Insurance - 0.1%
Sampo Oyj A Shares	8,770,756	97,207,138
TOTAL FINANCIALS		315,499,767
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	399,206	31,934,212
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	1,240,687	93,853,049
Metso Oyj	2,420,769	50,643,039
Wartsila OYJ Abp	1,835,950	80,049,329
TOTAL INDUSTRIALS		224,545,417
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	19,335,615	148,401,231
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	2,125,995	28,901,431
UPM-Kymmene Oyj	1,926,370	61,411,843
TOTAL MATERIALS		90,313,274
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,637,622	38,332,630
TOTAL FINLAND		938,898,288
FRANCE - 8.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	6,796,921	146,423,065
Media - 0.1%
Publicis Groupe SA	835,473	74,394,780
TOTAL COMMUNICATION SERVICES		220,817,845
Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	2,384,403	96,428,126
Automobiles - 0.0%
Renault SA	701,650	26,621,426
Hotels, Restaurants & Leisure - 0.1%
Accor SA	685,393	39,893,722
Sodexo SA	238,253	13,041,274
Sodexo SA	84,696	4,643,563
		57,578,559
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	115,607	279,895,922
Kering SA	271,734	91,122,953
LVMH Moet Hennessy Louis Vuitton SE	908,342	580,449,339
		951,468,214
TOTAL CONSUMER DISCRETIONARY		1,132,096,325
Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	736,678	67,981,012
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	2,150,190	40,779,075
Food Products - 0.2%
Danone SA	2,362,901	203,207,146
Personal Care Products - 0.6%
L'Oreal SA	538,756	252,432,102
L'Oreal SA (loyalty shares)	338,044	158,389,247
		410,821,349
TOTAL CONSUMER STAPLES		722,788,582
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Bollore SE	2,563,458	15,011,634
TotalEnergies SE	7,249,141	576,292,558
TOTAL ENERGY		591,304,192
Financials - 1.2%
Banks - 0.9%
BNP Paribas SA	3,668,895	411,949,769
Credit Agricole SA	3,865,861	85,408,367
Societe Generale SA Series A	2,519,426	218,334,944
		715,693,080
Capital Markets - 0.0%
Amundi SA (e)(f)	226,009	21,644,583
Insurance - 0.3%
AXA SA	6,104,300	298,513,100
TOTAL FINANCIALS		1,035,850,763
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	151,217	17,867,800
EssilorLuxottica SA	1,099,232	290,952,472
		308,820,272
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	106,584	23,059,551
Pharmaceuticals - 0.0%
Ipsen SA	137,675	26,857,936
TOTAL HEALTH CARE		358,737,759
Industrials - 2.5%
Aerospace & Defense - 1.4%
Airbus SE	2,169,029	471,011,009
Dassault Aviation SA	71,542	28,623,221
Safran SA	1,298,005	522,756,921
Thales SA	338,283	102,674,707
		1,125,065,858
Building Products - 0.2%
Cie de Saint-Gobain SA	1,625,612	164,742,359
Construction & Engineering - 0.5%
Bouygues SA	703,265	43,775,917
Eiffage SA	250,408	43,257,962
Vinci SA	1,805,213	299,640,345
		386,674,224
Electrical Equipment - 0.2%
Legrand SA	957,264	173,386,489
Ground Transportation - 0.0%
Ayvens SA (e)(f)	1,287,584	16,431,220
Machinery - 0.1%
Alstom SA (b)	1,264,896	42,079,141
Professional Services - 0.1%
Bureau Veritas SA	1,242,560	43,194,706
Trading Companies & Distributors - 0.0%
Rexel SA	810,620	35,315,140
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (d)	126,431	17,687,879
Getlink SE Series A	1,104,202	24,033,036
		41,720,915
TOTAL INDUSTRIALS		2,028,610,052
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	558,255	70,550,535
Software - 0.0%
Dassault Systemes SE	2,448,329	53,615,364
TOTAL INFORMATION TECHNOLOGY		124,165,899
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	1,337,213	281,182,930
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	203,727	14,960,985
Office REITs - 0.0%
Gecina SA	168,187	15,590,349
Retail REITs - 0.1%
Klepierre SA	785,337	33,053,729
Unibail-Rodamco-Westfield unit	444,725	55,780,451
		88,834,180
TOTAL REAL ESTATE		119,385,514
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	5,176,960	176,860,927
Engie SA (b)	1,490,100	50,906,414
Veolia Environnement SA	2,301,358	97,454,969
TOTAL UTILITIES		325,222,310
TOTAL FRANCE		6,940,162,171
GERMANY - 8.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	13,428,899	539,306,671
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	227,776	18,530,297
Interactive Media & Services - 0.0%
Scout24 SE (e)(f)	273,769	23,371,824
TOTAL COMMUNICATION SERVICES		581,208,792
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	401,540	34,692,491
Automobiles - 0.4%
Bayerische Motoren Werke AG	1,024,143	108,257,994
Mercedes-Benz Group AG	2,636,134	182,390,494
		290,648,488
Specialty Retail - 0.0%
Zalando SE (b)(e)(f)	819,682	20,097,127
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	624,194	115,809,917
TOTAL CONSUMER DISCRETIONARY		461,248,023
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	379,329	34,355,045
Personal Care Products - 0.1%
Beiersdorf AG	354,221	44,807,510
TOTAL CONSUMER STAPLES		79,162,555
Financials - 1.9%
Banks - 0.1%
Commerzbank AG	2,675,172	109,528,068
Capital Markets - 0.5%
Deutsche Bank AG	6,625,397	237,166,500
Deutsche Boerse AG	687,343	187,846,081
		425,012,581
Insurance - 1.3%
Allianz SE	1,388,626	623,600,224
Hannover Rueck SE	220,105	67,047,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	476,888	311,228,282
Talanx AG	235,650	29,793,512
		1,031,669,628
TOTAL FINANCIALS		1,566,210,277
Health Care - 0.5%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (e)(f)	1,235,247	61,267,748
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	803,276	37,416,606
Fresenius SE & Co KGaA	1,541,970	92,739,380
		130,155,986
Pharmaceuticals - 0.3%
Bayer AG	3,586,099	177,443,195
Merck KGaA	471,767	71,480,130
		248,923,325
TOTAL HEALTH CARE		440,347,059
Industrials - 2.7%
Aerospace & Defense - 0.5%
Hensoldt AG (d)	231,882	20,384,988
MTU Aero Engines AG	196,473	84,828,522
Rheinmetall AG	167,921	330,064,106
		435,277,616
Air Freight & Logistics - 0.2%
Deutsche Post AG	3,358,235	197,750,250
Construction & Engineering - 0.0%
HOCHTIEF AG	56,733	27,658,935
Electrical Equipment - 0.7%
Siemens Energy AG	2,828,928	556,385,976
Industrial Conglomerates - 1.1%
Siemens AG	2,774,194	802,141,171
Machinery - 0.2%
Daimler Truck Holding AG	1,676,782	85,254,720
Gea Group Ag	534,841	41,646,699
Knorr-Bremse AG	264,790	34,885,659
Rational AG	18,677	16,297,767
		178,084,845
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	2,188,845	23,504,651
Trading Companies & Distributors - 0.0%
Brenntag SE	447,987	27,684,557
TOTAL INDUSTRIALS		2,248,488,001
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	4,766,946	256,913,725
Software - 1.0%
Nemetschek SE	210,802	16,887,871
SAP SE	3,811,701	765,741,731
		782,629,602
TOTAL INFORMATION TECHNOLOGY		1,039,543,327
Materials - 0.4%
Chemicals - 0.3%
BASF SE	3,257,934	186,614,949
Evonik Industries AG	935,561	16,349,737
Symrise AG	484,694	44,276,569
		247,241,255
Construction Materials - 0.1%
Heidelberg Materials AG	488,488	108,831,487
TOTAL MATERIALS		356,072,742
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	275,853	23,077,111
Vonovia SE	2,786,586	94,486,215
TOTAL REAL ESTATE		117,563,326
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,307,929	148,466,107
Multi-Utilities - 0.2%
E.ON SE	8,195,266	190,571,797
TOTAL UTILITIES		339,037,904
TOTAL GERMANY		7,228,882,006
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	13,838,471	21,827,688
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (e)(f)	30,441,708	38,288,520
Financials - 1.0%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR (b)	207,590	30,897,695
Hong Kong Exchanges & Clearing Ltd	4,396,535	234,884,699
		265,782,394
Insurance - 0.7%
AIA Group Ltd	38,351,931	423,080,630
Prudential PLC	9,293,352	142,341,563
		565,422,193
TOTAL FINANCIALS		831,204,587
Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	5,680,548	27,112,465
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	1,279,370	13,761,151
Machinery - 0.2%
Techtronic Industries Co Ltd	5,341,630	86,511,338
TOTAL INDUSTRIALS		127,384,954
Real Estate - 0.4%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	7,026,289	44,708,013
Henderson Land Development Co Ltd	5,301,657	24,016,505
Hongkong Land Holdings Ltd (Singapore)	3,937,285	34,136,261
Sino Land Co Ltd	13,360,352	21,824,947
Sun Hung Kai Properties Ltd	5,289,011	98,703,327
Wharf Real Estate Investment Co Ltd	6,095,700	22,517,797
		245,906,850
Retail REITs - 0.1%
Link REIT	9,550,034	47,314,379
TOTAL REAL ESTATE		293,221,229
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	2,299,419	19,530,689
CLP Holdings Ltd	5,994,291	56,852,058
Power Assets Holdings Ltd	5,056,194	41,007,172
		117,389,919
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	40,867,769	39,753,013
TOTAL UTILITIES		157,142,932
TOTAL HONG KONG		1,469,069,910
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	593,612	48,972,990
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	587,263	52,251,419
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	7,799,745	81,563,181
Bank of Ireland Group PLC	3,477,478	67,942,117
TOTAL FINANCIALS		149,505,298
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	558,702	55,684,688
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	611,196	91,337,131
TOTAL INDUSTRIALS		147,021,819
TOTAL IRELAND		348,778,536
ISRAEL - 1.0%
Financials - 0.5%
Banks - 0.4%
Bank Hapoalim BM	4,564,913	115,106,454
Bank Leumi Le-Israel BM	5,410,320	130,862,526
Israel Discount Bank Ltd Class A	4,465,265	54,037,603
Mizrahi Tefahot Bank Ltd	569,345	42,638,172
		342,644,755
Insurance - 0.1%
Phoenix Financial Ltd	832,241	42,507,361
TOTAL FINANCIALS		385,152,116
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	4,186,254	141,746,560
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	101,732	77,904,902
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	108,239	47,506,161
Tower Semiconductor Ltd (b)	410,779	51,914,514
		99,420,675
Software - 0.1%
Check Point Software Technologies Ltd (b)(d)	313,498	47,673,641
Nice Ltd (b)	225,379	25,540,939
		73,214,580
TOTAL INFORMATION TECHNOLOGY		172,635,255
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	2,826,771	13,364,132
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	154,915	22,258,584
TOTAL ISRAEL		813,061,549
ITALY - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (b)	41,967,354	31,548,284
Telecom Italia SpA/Milano (b)	22,002,982	19,285,853
TOTAL COMMUNICATION SERVICES		50,834,137
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	460,116	174,736,523
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	852,645	58,877,443
TOTAL CONSUMER DISCRETIONARY		233,613,966
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	796,138	51,607,229
Davide Campari-Milano NV	2,247,221	16,935,608
TOTAL CONSUMER STAPLES		68,542,837
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	7,466,223	174,371,733
Financials - 1.5%
Banks - 1.3%
Banca Monte dei Paschi di Siena SpA	7,209,152	70,685,135
Banco BPM SpA	4,148,102	61,439,015
BPER Banca SPA	5,377,884	76,317,638
FinecoBank Banca Fineco SpA	2,232,406	52,729,840
Intesa Sanpaolo SpA	50,850,659	348,914,305
UniCredit SpA	5,117,321	435,726,379
		1,045,812,312
Financial Services - 0.0%
Banca Mediolanum SpA	816,271	17,592,586
Poste Italiane SpA (e)(f)	1,668,672	44,856,239
		62,448,825
Insurance - 0.2%
Generali (d)	3,111,411	132,940,187
Unipol Assicurazioni SpA	1,309,481	32,740,503
		165,680,690
TOTAL FINANCIALS		1,273,941,827
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	419,848	24,020,793
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	1,477,278	99,525,850
Electrical Equipment - 0.2%
Prysmian SpA	1,027,852	123,805,712
Passenger Airlines - 0.1%
Ryanair Holdings PLC	3,064,933	99,043,568
TOTAL INDUSTRIALS		322,375,130
Utilities - 0.6%
Electric Utilities - 0.5%
Enel SpA	29,688,785	357,006,078
Terna - Rete Elettrica Nazionale	5,135,889	61,899,378
		418,905,456
Gas Utilities - 0.1%
Italgas SpA	2,224,509	28,755,569
Snam SpA	7,360,794	57,316,618
		86,072,187
TOTAL UTILITIES		504,977,643
TOTAL ITALY		2,652,678,066
JAPAN - 22.9%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.1%
NTT Inc	109,075,461	106,712,293
Entertainment - 0.4%
Capcom Co Ltd	1,264,612	28,719,878
Konami Group Corp	366,671	48,908,250
Nexon Co Ltd	1,354,257	28,799,587
Nintendo Co Ltd	4,029,476	227,904,866
Toho Co Ltd/Tokyo	1,923,300	19,274,258
		353,606,839
Interactive Media & Services - 0.0%
LY Corp	10,049,530	24,839,774
Wireless Telecommunication Services - 0.9%
KDDI Corp	10,700,660	183,810,771
SoftBank Corp	104,965,008	143,571,471
SoftBank Group Corp	13,552,288	347,019,327
		674,401,569
TOTAL COMMUNICATION SERVICES		1,159,560,475
Consumer Discretionary - 3.7%
Automobile Components - 0.5%
Aisin Corp	1,800,914	32,053,536
Bridgestone Corp	4,168,246	100,621,835
Denso Corp	6,375,457	91,474,574
Sumitomo Electric Industries Ltd	2,608,257	172,351,588
		396,501,533
Automobiles - 1.5%
Honda Motor Co Ltd	13,491,374	135,149,044
Isuzu Motors Ltd	1,953,380	36,505,872
Nissan Motor Co Ltd (b)(d)	8,134,226	22,409,416
Subaru Corp	2,140,637	40,152,166
Suzuki Motor Corp	5,737,002	87,084,579
Toyota Motor Corp	34,593,491	838,143,740
Yamaha Motor Co Ltd (d)	3,344,787	26,622,932
		1,186,067,749
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	6,958,744	46,504,731
Rakuten Group Inc (b)	5,542,986	29,392,928
Ryohin Keikaku Co Ltd	1,844,833	42,492,648
		118,390,307
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	3,943,283	71,043,468
Zensho Holdings Co Ltd	352,058	22,383,914
		93,427,382
Household Durables - 0.9%
Panasonic Holdings Corp	8,511,671	137,259,759
Sekisui House Ltd (d)	2,178,526	53,373,294
Sony Group Corp	22,448,336	516,048,228
		706,681,281
Leisure Products - 0.1%
Bandai Namco Holdings Inc	2,135,398	58,032,396
Shimano Inc	268,488	28,662,650
		86,695,046
Specialty Retail - 0.4%
Fast Retailing Co Ltd	696,951	308,074,969
Nitori Holdings Co Ltd (d)	1,462,152	29,290,510
Sanrio Co Ltd (d)	652,609	23,928,788
ZOZO Inc	1,628,079	11,874,504
		373,168,771
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,546,963	78,187,434
TOTAL CONSUMER DISCRETIONARY		3,039,119,503
Consumer Staples - 1.0%
Beverages - 0.2%
Asahi Group Holdings Ltd	5,552,058	60,421,494
Kirin Holdings Co Ltd	2,835,846	49,157,206
Suntory Beverage & Food Ltd	507,545	15,980,526
		125,559,226
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	8,128,466	115,890,434
MatsukiyoCocokara & Co	1,198,113	19,863,058
Seven & i Holdings Co Ltd	7,605,806	107,261,270
Tsuruha Holdings Inc	828,900	13,933,099
		256,947,861
Food Products - 0.2%
Ajinomoto Co Inc	3,303,793	105,101,935
Kikkoman Corp	2,476,984	23,791,989
		128,893,924
Household Products - 0.0%
Unicharm Corp	4,079,121	27,935,964
Personal Care Products - 0.1%
Kao Corp	1,655,739	70,702,385
Shiseido Co Ltd	1,460,110	30,854,308
		101,556,693
Tobacco - 0.2%
Japan Tobacco Inc	4,380,282	167,586,999
TOTAL CONSUMER STAPLES		808,480,667
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	9,880,399	94,144,230
Idemitsu Kosan Co Ltd	2,822,559	26,948,646
Inpex Corp	3,217,293	78,287,154
TOTAL ENERGY		199,380,030
Financials - 4.0%
Banks - 2.5%
Chiba Bank Ltd/The	2,058,224	30,669,403
Japan Post Bank Co Ltd	6,526,470	127,925,750
Mitsubishi UFJ Financial Group Inc	41,154,195	763,986,746
Mizuho Financial Group Inc	9,088,618	405,479,706
Resona Holdings Inc	7,579,493	92,483,616
Sumitomo Mitsui Financial Group Inc	13,376,509	504,770,410
Sumitomo Mitsui Trust Group Inc	2,317,367	80,804,044
Yokohama Financial Group Inc	3,760,377	40,694,375
		2,046,814,050
Capital Markets - 0.3%
Daiwa Securities Group Inc	4,869,308	51,323,158
Japan Exchange Group Inc	3,578,001	48,692,779
Nomura Holdings Inc	10,970,467	101,850,527
SBI Holdings Inc	2,050,306	43,982,487
		245,848,951
Financial Services - 0.2%
Mitsubishi HC Capital Inc	3,212,719	31,146,906
ORIX Corp	4,245,065	148,997,962
Sony Financial Group Inc (b)	22,182,422	22,712,959
		202,857,827
Insurance - 1.0%
Dai-ichi Life Holdings Inc	12,834,271	132,398,493
Japan Post Holdings Co Ltd	6,511,167	84,889,290
Japan Post Insurance Co Ltd	678,578	22,169,532
MS&AD Insurance Group Holdings Inc	4,696,872	130,885,011
Sompo Holdings Inc	3,239,621	128,530,716
T&D Holdings Inc	1,687,843	45,545,227
Tokio Marine Holdings Inc	6,706,639	278,537,715
		822,955,984
TOTAL FINANCIALS		3,318,476,812
Health Care - 1.5%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	1,235,332	223,588,249
Olympus Corp	4,068,176	39,805,161
Sysmex Corp	1,838,187	17,354,089
Terumo Corp	4,863,961	65,811,751
		346,559,250
Health Care Technology - 0.0%
M3 Inc	1,611,270	17,640,702
Pharmaceuticals - 1.1%
Astellas Pharma Inc	6,605,687	109,928,632
Chugai Pharmaceutical Co Ltd	2,451,548	165,308,752
Daiichi Sankyo Co Ltd	6,569,159	129,379,736
Eisai Co Ltd	958,094	32,255,708
Kyowa Kirin Co Ltd	863,454	15,951,492
Otsuka Holdings Co Ltd	1,585,650	108,745,951
Shionogi & Co Ltd	2,760,253	65,175,928
Takeda Pharmaceutical Co Ltd	5,807,534	217,359,788
		844,105,987
TOTAL HEALTH CARE		1,208,305,939
Industrials - 6.1%
Building Products - 0.2%
Agc Inc	714,326	31,699,031
Daikin Industries Ltd	962,938	122,346,096
		154,045,127
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	1,435,898	29,882,935
Secom Co Ltd	1,447,714	56,167,546
TOPPAN Holdings Inc	860,574	29,564,752
		115,615,233
Construction & Engineering - 0.3%
Kajima Corp	1,543,779	70,602,694
Obayashi Corp	2,322,493	65,674,953
Shimizu Corp	1,831,300	40,961,361
Taisei Corp	534,907	69,669,954
		246,908,962
Electrical Equipment - 0.6%
Fuji Electric Co Ltd	517,756	46,117,798
Fujikura Ltd	918,025	157,339,603
Mitsubishi Electric Corp	6,942,399	264,248,695
NIDEC CORP	3,047,251	48,041,059
		515,747,155
Ground Transportation - 0.3%
Central Japan Railway Co	2,819,789	83,204,224
East Japan Railway Co	3,519,793	87,000,295
Hankyu Hanshin Holdings Inc	872,151	25,438,785
Seibu Holdings Inc	767,500	22,804,085
Tokyu Corp	1,824,738	23,340,148
West Japan Railway Co	1,496,610	32,143,117
		273,930,654
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	64,227	18,182,536
Hitachi Ltd	16,723,844	547,493,695
Sekisui Chemical Co Ltd	1,335,704	26,078,580
		591,754,811
Machinery - 1.5%
Daifuku Co Ltd	1,178,469	48,839,698
Ebara Corp	1,687,100	59,256,696
FANUC Corp	3,406,613	154,251,890
IHI Corp	3,754,748	103,459,038
Kawasaki Heavy Industries Ltd	551,693	64,490,479
Komatsu Ltd	3,471,212	166,619,506
Kubota Corp	3,533,160	71,855,513
Makita Corp	817,722	31,705,611
MINEBEA MITSUMI Inc	1,325,067	28,543,690
Mitsubishi Heavy Industries Ltd	11,698,939	372,937,557
SMC Corp	209,776	100,347,057
Toyota Industries Corp	594,678	77,036,058
		1,279,342,793
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (d)	1,283,258	20,650,129
Mitsui OSK Lines Ltd (d)	1,258,329	46,718,481
Nippon Yusen KK	1,505,352	51,688,253
		119,056,863
Passenger Airlines - 0.0%
ANA Holdings Inc (d)	583,347	12,711,746
Japan Airlines Co Ltd	526,545	10,883,919
		23,595,665
Professional Services - 0.3%
Recruit Holdings Co Ltd	5,137,817	223,573,593
Trading Companies & Distributors - 2.0%
ITOCHU Corp	21,694,720	314,114,055
Marubeni Corp	5,152,881	198,242,302
Mitsubishi Corp	11,765,251	397,024,775
Mitsui & Co Ltd	9,015,668	339,000,432
MonotaRO Co Ltd	915,013	12,165,168
Sumitomo Corp	3,979,776	168,993,850
Toyota Tsusho Corp	2,520,175	112,771,638
		1,542,312,220
TOTAL INDUSTRIALS		5,085,883,076
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.9%
Ibiden Co Ltd	874,100	53,381,306
Keyence Corp	710,232	300,438,165
Kyocera Corp	4,686,591	82,934,039
Murata Manufacturing Co Ltd	6,090,635	159,269,688
Shimadzu Corp	864,576	24,132,724
TDK Corp	7,095,545	109,614,886
Yokogawa Electric Corp	833,438	33,328,981
		763,099,789
IT Services - 0.5%
Fujitsu Ltd	6,426,082	143,256,122
NEC Corp	4,730,866	131,294,293
Nomura Research Institute Ltd	1,379,071	37,836,422
Obic Co Ltd	1,181,609	31,778,938
Otsuka Corp	832,243	16,781,822
TIS Inc	776,073	16,021,895
		376,969,492
Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp	2,796,564	480,823,126
Disco Corp	336,509	161,795,412
Kioxia Holdings Corp (b)	691,900	93,972,395
Lasertec Corp	292,528	63,069,929
Renesas Electronics Corp	6,486,781	122,332,951
SCREEN Holdings Co Ltd (d)	295,959	43,446,739
Tokyo Electron Ltd	1,635,495	460,187,077
		1,425,627,629
Software - 0.0%
Oracle Corp Japan	140,466	8,483,816
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	3,164,527	96,497,151
FUJIFILM Holdings Corp	4,086,417	84,033,155
		180,530,306
TOTAL INFORMATION TECHNOLOGY		2,754,711,032
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	4,736,039	55,938,424
Mitsubishi Chemical Group Corp	4,472,424	33,235,668
Nippon Paint Holdings Co Ltd	3,461,165	25,643,184
Nippon Sanso Holdings Corp	632,390	24,268,647
Nitto Denko Corp	2,477,312	57,695,282
Shin-Etsu Chemical Co Ltd	6,158,855	242,483,734
Toray Industries Inc	5,061,997	43,435,315
		482,700,254
Metals & Mining - 0.3%
JFE Holdings Inc	2,100,733	29,601,146
JX Advanced Metals Corp	2,033,500	54,156,351
Nippon Steel Corp	17,653,587	71,717,516
Sumitomo Metal Mining Co Ltd	902,310	73,283,919
		228,758,932
TOTAL MATERIALS		711,459,186
Real Estate - 0.6%
Office REITs - 0.0%
Nippon Building Fund Inc	28,417	26,439,920
Real Estate Management & Development - 0.6%
Daito Trust Construction Co Ltd	1,069,214	24,621,602
Daiwa House Industry Co Ltd	2,046,698	73,957,140
Hulic Co Ltd	1,681,865	22,282,705
Mitsubishi Estate Co Ltd	3,881,033	131,169,547
Mitsui Fudosan Co Ltd	9,647,921	130,140,208
Sumitomo Realty & Development Co Ltd	2,220,784	75,199,346
		457,370,548
TOTAL REAL ESTATE		483,810,468
Utilities - 0.3%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	2,490,212	42,057,658
Kansai Electric Power Co Inc/The	3,459,270	62,533,341
		104,590,999
Gas Utilities - 0.2%
Osaka Gas Co Ltd	1,307,155	54,541,171
Tokyo Gas Co Ltd	1,151,342	56,444,622
		110,985,793
TOTAL UTILITIES		215,576,792
TOTAL JAPAN		18,984,763,980
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)(f)	712,125	16,378,793
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (e)(f)	776,033	11,086,054
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	432,212	34,809,428
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	1,555,921	101,998,662
ArcelorMittal SA rights (b)(c)	1,702,439	253,862
TOTAL MATERIALS		102,252,524
TOTAL LUXEMBOURG		148,148,006
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	7,193,317	38,396,723
Sands China Ltd	8,862,831	20,062,982

TOTAL MACAU		58,459,705
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	806,955	46,109,699
NETHERLANDS - 4.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	13,971,227	79,421,088
Entertainment - 0.1%
Universal Music Group NV	4,017,139	90,455,505
TOTAL COMMUNICATION SERVICES		169,876,593
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	473,123	40,921,884
Heineken NV	1,051,278	97,368,152
		138,290,036
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	3,253,066	160,556,478
Food Products - 0.0%
JDE Peet's NV	623,692	23,361,457
Magnum Ice Cream Co NV/The	1,787,924	28,385,041
		51,746,498
TOTAL CONSUMER STAPLES		350,593,012
Financials - 0.8%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (e)(f)	2,128,588	71,329,358
ING Groep NV	10,660,022	307,572,914
		378,902,272
Capital Markets - 0.0%
Euronext NV (e)	283,871	46,959,076
Financial Services - 0.2%
Adyen NV (b)(e)(f)	92,094	108,148,579
EXOR NV	341,302	29,984,050
		138,132,629
Insurance - 0.1%
ASR Nederland NV	572,488	41,561,199
NN Group NV	960,017	78,610,877
		120,172,076
TOTAL FINANCIALS		684,166,053
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	225,890	174,755,109
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	2,811,924	90,109,062
TOTAL HEALTH CARE		264,864,171
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (d)	385,418	12,674,058
Wolters Kluwer NV	848,743	68,566,165
TOTAL INDUSTRIALS		81,240,223
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.7%
ASM International NV	171,059	144,356,471
ASML Holding NV	1,416,838	2,060,660,520
BE Semiconductor Industries NV	266,586	59,660,624
		2,264,677,615
Software - 0.1%
Nebius Group NV Class A (b)(d)	779,165	71,052,056
TOTAL INFORMATION TECHNOLOGY		2,335,729,671
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	624,346	43,859,599
TOTAL NETHERLANDS		3,930,329,322
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	3,465,359	23,322,965
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	2,143,709	52,593,467
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	6,187,656	33,998,855
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(d)	620,222	36,696,415
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	3,244,985	18,083,025
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	4,816,099	16,351,383
TOTAL UTILITIES		34,434,408
TOTAL NEW ZEALAND		181,046,110
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (e)(f)	3,329,026	15,657,402
NORWAY - 0.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	2,247,672	41,675,649
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	1,732,271	40,845,909
Orkla ASA	2,558,835	35,011,983
Salmar ASA	247,100	14,787,070
TOTAL CONSUMER STAPLES		90,644,962
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	1,153,521	34,721,002
Equinor ASA	2,799,900	83,896,706
TOTAL ENERGY		118,617,708
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	3,236,182	102,616,544
Insurance - 0.0%
Gjensidige Forsikring ASA	730,051	20,607,857
TOTAL FINANCIALS		123,224,401
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	1,605,399	65,139,187
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	5,055,394	46,906,113
TOTAL NORWAY		486,208,020
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	912,564	16,389,941
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	1,033,687	27,188,465
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	1,523,067	32,789,732
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	27,020,337	28,466,318
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	11,454,561	61,122,747
TOTAL PORTUGAL		149,567,262
SINGAPORE - 1.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	27,127,211	108,088,500
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	1,444,977	156,707,756
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	7,768,680	350,815,877
Oversea-Chinese Banking Corp Ltd	12,360,679	209,415,251
United Overseas Bank Ltd	4,563,882	133,162,556
		693,393,684
Capital Markets - 0.1%
Singapore Exchange Ltd	3,129,434	45,027,827
TOTAL FINANCIALS		738,421,511
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	5,698,928	44,919,213
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	8,683,958	36,646,303
Industrial Conglomerates - 0.1%
Keppel Ltd	5,316,382	54,975,315
Passenger Airlines - 0.0%
Singapore Airlines Ltd	5,761,325	32,703,228
TOTAL INDUSTRIALS		169,244,059
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	2,471,509	82,966,718
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	22,226,557	43,050,885
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	14,309,555	30,431,420
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	8,546,881	20,676,303
TOTAL REAL ESTATE		94,158,608
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	3,262,546	15,785,265
TOTAL SINGAPORE		1,365,372,417
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	4,085,175	203,819,906
SPAIN - 3.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (e)(f)	1,743,682	66,269,939
Telefonica SA (d)	13,453,401	61,053,021
TOTAL COMMUNICATION SERVICES		127,322,960
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	1,644,437	101,711,671
Specialty Retail - 0.3%
Industria de Diseno Textil SA	3,981,799	265,894,080
TOTAL CONSUMER DISCRETIONARY		367,605,751
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	4,118,847	93,211,923
Financials - 1.9%
Banks - 1.8%
Banco Bilbao Vizcaya Argentaria SA	20,839,195	482,669,171
Banco de Sabadell SA	18,337,708	69,510,417
Banco Santander SA	53,619,772	676,255,943
Bankinter SA	2,460,818	41,216,684
CaixaBank SA	14,102,713	173,819,840
		1,443,472,055
Insurance - 0.1%
Mapfre SA	3,372,347	15,739,823
TOTAL FINANCIALS		1,459,211,878
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	1,088,838	13,676,249
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	647,745	83,885,154
Transportation Infrastructure - 0.1%
Aena SME SA (e)(f)	2,737,692	86,273,632
TOTAL INDUSTRIALS		170,158,786
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	290,175	21,515,141
Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA	90,108	26,277,193
Endesa SA	1,159,415	47,359,682
Iberdrola SA	23,486,159	554,349,961
Redeia Corp SA	1,481,310	27,538,328
		655,525,164
Gas Utilities - 0.0%
Naturgy Energy Group SA	884,835	27,539,024
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,150,962	18,169,289
TOTAL UTILITIES		701,233,477
TOTAL SPAIN		2,953,936,165
SWEDEN - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	8,611,923	44,225,348
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,998,407	42,236,702
TOTAL COMMUNICATION SERVICES		86,462,050
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (e)	485,120	29,469,605
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	1,801,518	38,407,960
TOTAL CONSUMER DISCRETIONARY		67,877,565
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	2,201,510	70,062,234
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	5,526,154	118,020,569
Svenska Handelsbanken AB A Shares	5,324,200	85,119,592
Swedbank AB A1 Shares	3,099,083	119,396,193
		322,536,354
Capital Markets - 0.1%
EQT AB	1,802,660	55,931,263
Financial Services - 0.4%
Industrivarden AB A Shares	395,360	22,532,314
Industrivarden AB C Shares	569,802	32,303,676
Investor AB B Shares	6,650,532	278,284,202
L E Lundbergforetagen AB B Shares	277,419	18,222,946
		351,343,138
TOTAL FINANCIALS		729,810,755
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	717,557	31,428,291
Industrials - 1.8%
Aerospace & Defense - 0.1%
Saab AB B Shares	1,169,209	85,372,127
Building Products - 0.2%
Assa Abloy AB B Shares	3,658,643	155,730,552
Nibe Industrier AB B Shares (d)	5,531,947	22,715,813
		178,446,365
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	1,795,228	31,956,792
Construction & Engineering - 0.0%
Skanska AB B Shares	1,242,265	38,254,871
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	540,469	13,805,679
Lifco AB B Shares	850,911	30,331,778
		44,137,457
Machinery - 1.3%
Alfa Laval AB	1,056,123	62,588,706
Atlas Copco AB A Shares	9,804,809	210,943,249
Atlas Copco AB B Shares	5,697,597	107,197,577
Epiroc AB A Shares	2,405,565	72,264,372
Epiroc AB B Shares	1,423,501	37,055,555
Indutrade AB	997,404	25,941,608
Sandvik AB	3,892,005	171,525,379
SKF AB B Shares	1,245,234	35,808,271
Trelleborg AB B Shares	740,375	32,460,502
Volvo AB B Shares	5,800,851	225,701,942
		981,487,161
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	948,809	35,166,765
Beijer Ref AB B Shares	1,492,828	23,423,622
		58,590,387
TOTAL INDUSTRIALS		1,418,245,160
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	10,215,738	118,093,794
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	7,578,596	86,215,904
TOTAL INFORMATION TECHNOLOGY		204,309,698
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	1,037,496	82,447,121
Paper & Forest Products - 0.0%
Holmen AB B Shares	256,830	10,145,064
Svenska Cellulosa AB SCA B Shares	2,221,006	30,224,045
		40,369,109
TOTAL MATERIALS		122,816,230
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	2,620,903	19,718,611
Sagax AB B Shares	802,298	16,974,491
TOTAL REAL ESTATE		36,693,102
TOTAL SWEDEN		2,767,705,085
SWITZERLAND - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	94,545	88,722,400
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	320,879	21,180,476
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	1,962,312	400,032,463
Swatch Group AG/The	105,624	27,023,014
		427,055,477
TOTAL CONSUMER DISCRETIONARY		448,235,953
Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG	13,023	24,475,821
Chocoladefabriken Lindt & Spruengli AG	391	64,484,360
Chocoladefabriken Lindt & Spruengli AG	3,430	56,478,897
TOTAL CONSUMER STAPLES		145,439,078
Financials - 1.5%
Banks - 0.0%
Banque Cantonale Vaudoise	109,952	16,860,689
Capital Markets - 0.8%
Julius Baer Group Ltd	751,959	64,158,822
Partners Group Holding AG	82,843	92,384,195
UBS Group AG	11,587,746	482,439,682
		638,982,699
Insurance - 0.7%
Helvetia Baloise Holding AG	290,321	75,520,843
Swiss Life Holding AG	104,153	119,399,693
Zurich Insurance Group AG	534,236	402,987,541
		597,908,077
TOTAL FINANCIALS		1,253,751,465
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	185,005	48,582,311
Straumann Holding AG	407,437	48,780,665
		97,362,976
Life Sciences Tools & Services - 0.2%
Lonza Group AG	256,354	178,305,231
Pharmaceuticals - 0.3%
Galderma Group AG	564,452	106,517,749
Sandoz Group AG	1,525,807	134,987,829
		241,505,578
TOTAL HEALTH CARE		517,173,785
Industrials - 1.1%
Building Products - 0.2%
Belimo Holding AG	35,919	36,066,161
Geberit AG	123,825	104,361,839
		140,428,000
Electrical Equipment - 0.6%
ABB Ltd	5,721,098	532,841,683
Machinery - 0.2%
Schindler Holding AG	85,697	31,376,348
Schindler Holding AG participation certificate	148,627	56,756,048
VAT Group AG (e)(f)	98,557	69,759,666
		157,892,062
Marine Transportation - 0.0%
Kuehne + Nagel International AG	176,313	41,128,616
Professional Services - 0.1%
SGS SA	604,339	76,244,889
TOTAL INDUSTRIALS		948,535,250
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	557,559	51,372,153
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	630,361	45,020,218
EMS-Chemie Holding AG	25,613	21,287,256
Givaudan SA	33,705	135,547,715
Sika AG	556,501	114,947,036
TOTAL MATERIALS		316,802,225
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	292,876	55,882,044
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	77,093	15,180,958
TOTAL SWITZERLAND		3,841,095,311
UNITED KINGDOM - 11.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	21,830,539	63,782,399
Interactive Media & Services - 0.0%
Autotrader Group PLC (e)(f)	3,074,147	20,363,005
Media - 0.1%
Informa PLC	4,699,593	53,086,613
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	68,452,157	105,404,744
TOTAL COMMUNICATION SERVICES		242,636,761
Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
Next PLC	424,579	77,359,262
Diversified Consumer Services - 0.0%
Pearson PLC	2,088,798	26,881,384
Hotels, Restaurants & Leisure - 0.5%
Compass Group PLC	6,207,007	190,080,152
Entain PLC	2,217,974	17,187,053
InterContinental Hotels Group PLC	525,866	72,306,575
Whitbread PLC	616,581	21,604,320
		301,178,100
Household Durables - 0.0%
Barratt Redrow PLC	4,943,256	24,201,465
Specialty Retail - 0.0%
JD Sports Fashion PLC	9,027,692	9,973,825
Kingfisher PLC	6,252,323	31,449,377
		41,423,202
TOTAL CONSUMER DISCRETIONARY		471,043,413
Consumer Staples - 2.3%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	758,577	83,769,658
Diageo PLC	8,127,025	182,260,990
		266,030,648
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	6,274,436	29,510,545
Marks & Spencer Group PLC	7,509,089	40,144,290
Tesco PLC	23,312,543	150,914,490
		220,569,325
Food Products - 0.0%
Associated British Foods PLC	1,175,889	31,329,257
Household Products - 0.2%
Reckitt Benckiser Group PLC	2,354,823	207,457,383
Personal Care Products - 0.7%
Unilever PLC	7,960,077	586,466,834
Tobacco - 0.8%
British American Tobacco PLC	7,951,350	496,525,171
Imperial Brands PLC	2,750,169	123,176,952
		619,702,123
TOTAL CONSUMER STAPLES		1,931,555,570
Financials - 3.5%
Banks - 2.6%
Barclays PLC	50,524,815	306,671,185
HSBC Holdings PLC	62,694,017	1,171,814,514
Lloyds Banking Group PLC	214,948,019	293,622,505
NatWest Group PLC	29,193,177	242,373,898
Standard Chartered PLC	7,006,299	172,827,210
		2,187,309,312
Capital Markets - 0.5%
3i Group PLC	3,625,929	161,991,555
London Stock Exchange Group PLC	1,673,096	199,770,656
Schroders PLC	2,645,779	20,894,323
		382,656,534
Financial Services - 0.1%
M&G PLC	8,354,174	35,768,263
Wise PLC Class A (b)	2,431,983	28,179,058
		63,947,321
Insurance - 0.3%
Admiral Group PLC	950,377	37,962,188
Aviva PLC	11,161,502	103,186,735
Legal & General Group PLC	20,797,738	76,040,158
Phoenix Group Holdings PLC	2,571,155	26,576,680
		243,765,761
TOTAL FINANCIALS		2,877,678,928
Health Care - 1.5%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	2,946,755	54,397,209
Pharmaceuticals - 1.4%
Astrazeneca PLC	5,661,210	1,185,750,410
TOTAL HEALTH CARE		1,240,147,619
Industrials - 1.9%
Aerospace & Defense - 1.2%
BAE Systems PLC	10,953,459	312,782,055
Melrose Industries PLC	4,587,649	34,980,840
Rolls-Royce Holdings PLC	30,655,405	551,247,940
		899,010,835
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	9,220,691	56,968,489
Verisure PLC (b)	943,557	10,530,296
		67,498,785
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	9,786,686	80,581,609
Smiths Group PLC	1,158,628	42,876,731
		123,458,340
Machinery - 0.0%
Spirax Group PLC	268,703	28,625,396
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	4,313,873	24,599,436
Professional Services - 0.3%
Intertek Group PLC	561,890	35,756,450
RELX PLC	6,646,719	232,192,315
		267,948,765
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	1,519,655	109,074,513
Bunzl PLC	1,183,455	34,918,830
		143,993,343
TOTAL INDUSTRIALS		1,555,134,900
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,385,803	78,139,439
Software - 0.0%
Sage Group PLC/The	3,484,606	38,591,968
TOTAL INFORMATION TECHNOLOGY		116,731,407
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	2,583,525	22,509,109
Industrial REITs - 0.0%
Segro PLC	4,693,574	53,208,381
TOTAL REAL ESTATE		75,717,490
Utilities - 0.8%
Electric Utilities - 0.2%
SSE PLC	4,406,170	159,262,732
Multi-Utilities - 0.5%
Centrica PLC	16,808,618	45,111,725
National Grid PLC	18,136,889	339,280,120
		384,391,845
Water Utilities - 0.1%
Severn Trent PLC	989,137	43,722,743
United Utilities Group PLC	2,489,067	46,726,669
		90,449,412
TOTAL UTILITIES		634,103,989
TOTAL UNITED KINGDOM		9,144,750,077
UNITED STATES - 9.3%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	571,618	294,348,973
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	7,360,173	60,364,353
Consumer Staples - 1.2%
Food Products - 1.2%
Nestle SA	9,404,957	1,027,589,769
Energy - 1.6%
Energy Equipment & Services - 0.0%
Tenaris SA	1,369,569	37,435,675
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	57,467,661	372,471,427
Shell PLC	20,804,383	871,347,368
Shell PLC rights (b)(c)	21,024,418	7,821,083
		1,251,639,878
TOTAL ENERGY		1,289,075,553
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	4,593,832	34,960,658
Swiss Re AG	1,090,557	192,835,045
TOTAL FINANCIALS		227,795,703
Health Care - 4.4%
Health Care Equipment & Supplies - 0.2%
Alcon AG	1,824,033	158,619,817
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	754,873	37,426,555
Pharmaceuticals - 4.2%
GSK PLC	14,876,345	442,024,844
Haleon PLC	32,511,396	178,453,036
Novartis AG	6,939,792	1,166,869,433
Roche Holding AG	116,835	57,957,819
Roche Holding AG non-voting shares	2,564,533	1,220,464,990
Sanofi SA	4,006,345	391,825,995
		3,457,596,117
TOTAL HEALTH CARE		3,653,642,489
Industrials - 1.2%
Construction & Engineering - 0.2%
Ferrovial SE	1,874,876	139,921,726
Electrical Equipment - 0.8%
Schneider Electric SE	2,001,312	654,048,437
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	10,684	26,187,930
AP Moller - Maersk A/S Series B	14,408	35,772,942
		61,960,872
Professional Services - 0.2%
Experian PLC	3,349,304	126,065,115
TOTAL INDUSTRIALS		981,996,150
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	157,535	11,443,342
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	281,254	16,277,509
Holcim AG	1,862,316	171,205,080
TOTAL MATERIALS		187,482,589
TOTAL UNITED STATES		7,733,738,921
TOTAL COMMON STOCKS (Cost $51,142,976,646)		81,340,065,609

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
FRANCE - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	777,688	163,528,615
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	199,580	20,964,729
Dr Ing hc F Porsche AG (e)(f)	415,673	20,264,757
Porsche Automobil Holding SE	558,945	23,633,380
Volkswagen AG	752,703	89,496,861
TOTAL CONSUMER DISCRETIONARY		154,359,727
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	585,306	57,527,086
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	95,666	27,163,259
TOTAL GERMANY		239,050,072
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $335,053,412)		402,578,687

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (h) (Cost $34,667,714)	3.64	34,927,000	34,672,741

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	922,091,040	922,275,459
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	586,083,817	586,142,425
TOTAL MONEY MARKET FUNDS (Cost $1,508,417,884)			1,508,417,884

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $53,021,115,656)	83,285,734,921
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(168,804,341)
NET ASSETS - 100.0%	83,116,930,580

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	7,905	3/2026	1,251,005,775	81,306,717

The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,515,108 or 1.1% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $801,086,427 or 1.0% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,672,741.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	981,065,349	10,337,894,727	10,396,760,776	37,696,410	76,159	-	922,275,459	922,091,040	1.5%
Fidelity Securities Lending Cash Central Fund	417,960,674	1,915,811,502	1,747,619,377	2,210,741	(10,374)	-	586,142,425	586,083,817	1.6%
Total	1,399,026,023	12,253,706,229	12,144,380,153	39,907,151	65,785	-	1,508,417,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,337,609,296	1,091,939,098	2,245,670,198	-
Consumer Discretionary	7,133,776,109	2,223,094,969	4,910,681,140	-
Consumer Staples	6,007,858,104	2,241,523,020	3,766,335,084	-
Energy	2,770,924,508	996,505,973	1,774,418,535	-
Financials	19,971,718,607	7,678,455,643	12,293,262,964	-
Health Care	9,033,435,476	2,761,764,081	6,271,671,395	-
Industrials	16,421,265,216	6,523,207,667	9,898,057,549	-
Information Technology	7,125,120,543	2,223,532,097	4,901,588,446	-
Materials	4,747,427,283	1,592,238,711	3,155,188,572	-
Real Estate	1,574,139,003	1,455,031,186	119,107,817	-
Utilities	3,216,791,464	1,305,665,828	1,911,125,636	-

Non-Convertible Preferred Stocks
Consumer Discretionary	154,359,727	20,964,729	133,394,998	-
Consumer Staples	57,527,086	57,527,086	-	-
Health Care	27,163,259	27,163,259	-	-
Materials	163,528,615	-	163,528,615	-

U.S. Treasury Obligations	34,672,741	-	34,672,741	-

Money Market Funds	1,508,417,884	1,508,417,884	-	-
Total Investments in Securities:	83,285,734,921	31,707,031,231	51,578,703,690	-
Derivative Instruments:

Assets
Futures Contracts	81,306,717	81,306,717	-	-
Total Assets	81,306,717	81,306,717	-	-
Total Derivative Instruments:	81,306,717	81,306,717	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	81,306,717	-
Total Equity Risk	81,306,717	-
Total Value of Derivatives	81,306,717	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® International Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $558,871,643) - See accompanying schedule:
Unaffiliated issuers (cost $51,512,697,772)	$81,777,317,037
Fidelity Central Funds (cost $1,508,417,884)	1,508,417,884

Total Investment in Securities (cost $53,021,115,656)		$83,285,734,921
Segregated cash with brokers for derivative instruments		714,731
Foreign currency held at value (cost $54,987,012)		54,976,808
Receivable for investments sold		385,706,877
Receivable for fund shares sold		227,510,408
Dividends receivable		83,996,798
Reclaims receivable		201,218,028
Interest receivable		5,695
Distributions receivable from Fidelity Central Funds		2,779,600
Other receivables		731,229
Total assets		84,243,375,095
Liabilities
Payable for investments purchased
Regular delivery	$389,223,775
Delayed delivery	8,074,945
Payable for fund shares redeemed	136,631,747
Accrued management fee	2,361,600
Payable for daily variation margin on futures contracts	3,104,025
Other payables and accrued expenses	902,366
Collateral on securities loaned	586,146,057
Total liabilities		1,126,444,515
Net Assets		$83,116,930,580
Net Assets consist of:
Paid in capital		$58,667,907,459
Total accumulated earnings (loss)		24,449,023,121
Net Assets		$83,116,930,580
Net Asset Value, offering price and redemption price per share ($83,116,930,580 ÷ 1,242,737,497 shares)		$66.88
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$1,951,105,856
Foreign Tax Reclaims		108,932,644
Interest		1,965,030
Income from Fidelity Central Funds (including $2,210,741 from security lending)		39,907,151
Security lending		9,987
Income before foreign taxes withheld		$2,101,920,668
Less foreign taxes withheld		(185,714,070)
Total income		1,916,206,598
Expenses
Management fee	$23,347,556
Independent trustees' fees and expenses	241,447
Total expenses before reductions	23,589,003
Expense reductions	(644)
Total expenses after reductions		23,588,359
Net Investment income (loss)		1,892,618,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(299,845,090)
Redemptions in-kind	639,018,313
Fidelity Central Funds	65,785
Foreign currency transactions	728,106
Futures contracts	262,790,269
Total net realized gain (loss)		602,757,383
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17,782,959,852
Assets and liabilities in foreign currencies	21,079,177
Futures contracts	33,769,959
Total change in net unrealized appreciation (depreciation)		17,837,808,988
Net gain (loss)		18,440,566,371
Net increase (decrease) in net assets resulting from operations		$20,333,184,610
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,892,618,239	$1,544,625,960
Net realized gain (loss)	602,757,383	(747,994)
Change in net unrealized appreciation (depreciation)	17,837,808,988	3,123,600,852
Net increase (decrease) in net assets resulting from operations	20,333,184,610	4,667,478,818
Distributions to shareholders	(2,264,600,003)	(1,626,732,230)

Share transactions
Proceeds from sales of shares	23,436,891,370	15,828,591,177
Reinvestment of distributions	2,007,642,904	1,456,604,799
Cost of shares redeemed	(16,343,223,280)	(12,717,340,332)

Net increase (decrease) in net assets resulting from share transactions	9,101,310,994	4,567,855,644
Total increase (decrease) in net assets	27,169,895,601	7,608,602,232

Net Assets
Beginning of period	55,947,034,979	48,338,432,747
End of period	$83,116,930,580	$55,947,034,979

Other Information
Shares
Sold	402,174,577	315,113,328
Issued in reinvestment of distributions	33,283,182	30,736,234
Redeemed	(281,842,601)	(254,078,307)
Net increase (decrease)	153,615,158	91,771,255

Financial Highlights
Fidelity® International Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$51.37	$48.47	$43.39	$45.94	$46.08
Income from Investment Operations
Net investment income (loss) B,C	1.64	1.49	1.39	1.33	1.36
Net realized and unrealized gain (loss)	15.79	2.97	5.01	(2.78)	.01
Total from investment operations	17.43	4.46	6.40	(1.45)	1.37
Distributions from net investment income	(1.92)	(1.56)	(1.32)	(1.10)	(1.51)
Total distributions	(1.92)	(1.56)	(1.32)	(1.10)	(1.51)
Net asset value, end of period	$66.88	$51.37	$48.47	$43.39	$45.94
Total Return D	34.33%	9.47%	14.97%	(3.07)%	2.81%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions, if any	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.81%	2.96%	3.06%	3.19%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$83,116,931	$55,947,035	$48,338,433	$39,134,788	$39,283,051
Portfolio turnover rate G	4 % H	4% H	3% H	4% H	2%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Total Market Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (c)	42,298	461,048
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	1,310	3,878
TOTAL AUSTRALIA		464,926
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	190,310	4,097,374
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	204,792	2,609,050
Liberty Global Ltd Class C (c)	358,181	4,405,626

TOTAL BELGIUM		7,014,676
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (b)	14,378	221,277
RenaissanceRe Holdings Ltd	86,328	26,110,767

TOTAL BERMUDA		26,332,044
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	136,527	44,467
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (c)	175,992	1,140,428
Personal Care Products - 0.0%
ZeroStack Corp (c)	513	4,155
TOTAL CONSUMER STAPLES		1,144,583
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (c)	42,309	517,862
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	49,221	82,200
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	26,138	18,270
TOTAL HEALTH CARE		100,470
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	347,172	35,050,485
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	649,105	12,190,192
Hut 8 Corp (United States) (c)	179,034	9,529,980
TOTAL INFORMATION TECHNOLOGY		21,720,172
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	52,630	68,419
Metals & Mining - 0.0%
McEwen Inc (b)(c)	88,327	2,504,071
US Goldmining Inc (c)	5,185	62,453
		2,566,524
TOTAL MATERIALS		2,634,943
TOTAL CANADA		61,212,982
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	375,124	1,372,954
Software - 0.0%
T3 Defense Inc (b)(c)	19,941	35,096
TOTAL CHINA		1,408,050
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	34,382	30,621
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	29,516	873,083
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	105,751	601,723
Paper & Forest Products - 0.0%
Mercer International Inc	79,724	143,503
TOTAL GERMANY		745,226
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (c)	907,722	2,114,992
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	10,467	11,618
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	90,376	906,472
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		918,090
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,122	48,390
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	75,429	653,969
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (c)	27,557	2,013,039
TOTAL IRELAND		2,667,008
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	298,376	2,524,261
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	37,071	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	231,891	8,457,065
TOTAL JAPAN		8,457,065
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	6,972	22,589
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	35,245	396,506
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (c)	2,530,355	48,279,174
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (c)	18,626	108,403
TOTAL KOREA (SOUTH)		48,784,083
NETHERLANDS - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	115,328	1,802,577
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	470,857	106,889,248
TOTAL NETHERLANDS		108,691,825
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (c)	116,972	5,132,731
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (c)	329,011	2,026,708
TOTAL NORWAY		7,159,439
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	31,963	339,447
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	53,200	417,088
Liberty Latin America Ltd Class C (c)	246,632	1,958,258
TOTAL COMMUNICATION SERVICES		2,375,346
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	298,042	6,297,627
Ofg Bancorp	84,387	3,382,231
Popular Inc	124,559	16,860,307
		26,540,165
Financial Services - 0.0%
EVERTEC Inc	116,895	3,309,297
TOTAL FINANCIALS		29,849,462
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	62,166	848,566
TOTAL PUERTO RICO		33,073,374
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (c)	87,156	991,835
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	97,271	6,781,734
TOTAL SINGAPORE		7,773,569
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	130,796	15,501,942
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	7,197	6,597
TOTAL SWEDEN		15,508,539
SWITZERLAND - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	245,545	4,999,296
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	180,281	10,842,100
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity PLC	550,649	126,731,868
TOTAL SWITZERLAND		142,573,264
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	45,209	1,416,398
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (c)	67,098	36,610,682
TOTAL THAILAND		38,027,080
UNITED KINGDOM - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	756,103	50,137,190
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	1,612	0
F-star Therapeutics Inc rights (c)(d)	1,612	0
Zura Bio Ltd Class A (c)	65,522	433,756
		433,756
Health Care Technology - 0.0%
OneMedNet Corp Class A (c)	43,207	44,071
TOTAL HEALTH CARE		477,827
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	95,205	409
Machinery - 0.0%
Luxfer Holdings PLC	48,723	627,065
TOTAL INDUSTRIALS		627,474
TOTAL UNITED KINGDOM		51,242,491
UNITED STATES - 99.5%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.8%
Anterix Inc (c)	34,816	1,285,059
AST SpaceMobile Inc Class A (b)(c)	451,627	35,764,342
AT&T Inc	13,262,295	371,476,883
Atn International Inc	19,363	558,042
Bandwidth Inc Class A (c)	54,266	804,222
Cogent Communications Holdings Inc	89,685	1,682,491
Comcast Corp Class A	6,801,180	210,564,533
GCI Liberty Inc Class A	2,809	111,630
GCI Liberty Inc Class C	62,044	2,441,431
Globalstar Inc (c)	95,564	5,950,770
IDT Corp Class B	37,820	1,926,929
iQSTEL Inc	5,459	12,828
Iridium Communications Inc	199,540	4,778,983
Lumen Technologies Inc (c)	1,759,817	12,512,299
NextPlat Corp (c)	41,182	22,856
Shenandoah Telecommunications Co (b)	85,208	1,161,385
Uniti Group Inc (c)	332,606	2,434,676
Verizon Communications Inc	7,887,859	395,497,250
		1,048,986,609
Entertainment - 1.3%
AMC Entertainment Holdings Inc Class A (b)(c)	973,251	1,128,971
Angel Studios Inc Class A (b)(c)	157,542	617,565
Atlanta Braves Holdings Inc Class A (c)	44,953	2,176,175
Atlanta Braves Holdings Inc Class C (c)	58,792	2,569,798
Cinemark Holdings Inc	195,559	5,522,586
Cineverse Corp (c)	21,861	64,709
CuriosityStream Inc Class A	59,322	200,508
Dolphin Entertainment Inc (c)	3,621	5,938
Electronic Arts Inc	419,511	84,141,321
Eventbrite Inc Class A (c)	155,380	686,780
Gaia Inc Class A (c)	29,752	100,859
Golden Matrix Group Inc (c)	60,449	35,060
Kartoon Studios Inc (c)	55,328	31,537
Liberty Media Corp-Liberty Formula One Class A (c)	55,255	4,661,864
Liberty Media Corp-Liberty Formula One Class C (c)	408,827	37,444,465
Lionsgate Studios Corp	425,724	3,831,516
Live Nation Entertainment Inc (c)	295,720	47,948,041
LiveOne Inc (c)	19,544	107,297
Madison Square Garden Entertainment Corp Class A (c)	75,227	4,749,833
Madison Square Garden Sports Corp Class A (c)	33,599	11,143,444
Marcus Corp/The	44,188	743,684
Motorsport Games Inc Class A (b)(c)	314	1,225
Netflix Inc (c)	7,927,394	762,932,399
Nomadar Corp	8,284	36,284
Playstudios Inc Class A (c)	194,526	99,325
Playtika Holding Corp	107,410	331,897
PodcastOne Inc (c)	5,883	15,296
Reading International Inc Class A (c)	26,961	27,770
Reading International Inc Class B (c)	2,927	35,709
Reservoir Media Inc (c)	63,207	566,967
ROBLOX Corp Class A (c)	1,225,337	84,131,638
Roku Inc Class A (c)	244,245	24,036,150
Skillz Inc Class A (c)	21,019	70,624
Snail Inc Class A (c)	4,029	2,623
Sphere Entertainment Co Class A (b)(c)	50,148	5,968,113
Starz Entertainment Corp	22,871	251,581
Stubhub Holdings Inc Class A (b)	65,382	625,706
Take-Two Interactive Software Inc (c)	324,706	68,668,825
TKO Group Holdings Inc Class A	123,786	27,711,972
Vivid Seats Inc Class A (b)(c)	12,308	73,356
Walt Disney Co/The	3,339,904	354,163,420
Warner Bros Discovery Inc (c)	4,634,018	130,540,287
Warner Music Group Corp Class A	273,344	7,817,638
		1,676,020,756
Interactive Media & Services - 7.2%
Alphabet Inc Class A	10,897,324	3,397,349,730
Alphabet Inc Class C	8,686,839	2,705,342,270
Angi Inc Class A (c)	68,013	529,141
Arena Group Holdings Inc/The (c)	24,489	70,773
Bumble Inc Class A (b)(c)	145,434	442,119
BuzzFeed Inc Class A (c)	31,719	24,262
Cargurus Inc Class A (c)	150,120	4,608,684
Cars.com Inc (c)	108,625	927,658
DHI Group Inc (c)	63,271	157,545
EverQuote Inc Class A (c)	51,261	809,924
fuboTV Inc Class A (b)(c)	625,147	731,422
Getty Images Holdings Inc Class A (b)(c)	74,223	57,745
Giftify Inc (c)	17,055	16,714
IAC Inc Class A (c)	123,815	4,744,591
Intelligent Protection Management Corp (c)	752	1,271
IZEA Worldwide Inc (c)	22,962	83,122
Match Group Inc	442,441	13,981,136
MediaAlpha Inc Class A (c)	61,686	613,159
Meta Platforms Inc Class A	4,074,602	2,641,075,524
Nextdoor Holdings Inc Class A (c)	409,937	717,390
Pinterest Inc Class A (c)	1,112,254	19,052,911
PSQ Holdings Inc Class A (b)(c)	68,335	45,272
QuinStreet Inc (c)	105,645	1,238,159
Reddit Inc Class A (c)	237,166	34,581,174
Rumble Inc Class A (b)(c)	210,685	1,139,806
Shutterstock Inc	47,087	791,062
Snap Inc Class A (c)	2,101,414	10,948,367
Society Pass Inc (c)	8,939	6,504
System1 Inc Class A (b)(c)	3,635	12,032
Teads Holding Co (c)	47,062	40,271
Travelzoo (c)	14,924	96,260
TripAdvisor Inc Class A (b)	216,275	2,186,540
Trump Media & Technology Group Corp (b)(c)	305,062	3,267,214
Yelp Inc Class A (c)	108,834	2,425,910
Zedge Inc Class B	19,712	64,852
Ziff Davis Inc (c)	74,699	2,022,849
ZipRecruiter Inc Class A (c)	127,104	230,058
ZoomInfo Technologies Inc (b)(c)	515,870	3,203,553
		8,853,636,974
Media - 0.2%
Advantage Solutions Inc Class A (c)	231,707	121,021
AMC Networks Inc Class A (c)	58,396	477,095
Bloomia Holdings Inc (c)	2,977	11,938
Bloomia Holdings Inc rights 3/28/2026 (c)	2,977	0
Boston Omaha Corp (c)	42,673	527,012
Cable One Inc (b)(c)	8,741	838,699
Cardlytics Inc (b)(c)	93,524	80,814
Charter Communications Inc Class A (b)(c)	164,663	38,634,880
Clear Channel Outdoor Holdings Inc (c)	599,628	1,439,107
comScore Inc (c)	7,182	48,909
Creative Realities Inc (c)	9,564	33,474
Direct Digital Holdings Inc Class A (c)	100	108
DoubleVerify Holdings Inc (c)	255,330	2,691,178
EchoStar Corp Class A (c)	251,850	29,096,231
Emerald Holding Inc	30,199	125,930
Entravision Communications Corp Class A	120,805	374,496
EW Scripps Co/The Class A (b)(c)	125,639	521,402
Fluent Inc (c)	15,635	51,126
Fox Corp Class A	429,755	24,212,397
Fox Corp Class B	231,766	11,989,255
Gray Media Inc	141,898	736,451
Gray Media Inc Class A	9,191	98,619
Harte Hanks Inc (c)	10,638	29,786
Ibotta Inc Class A (b)(c)	27,631	689,946
iHeartMedia Inc Class A (c)	226,765	741,522
John Wiley & Sons Inc Class A	78,256	2,427,501
Lee Enterprises Inc (c)	8,264	71,814
Liberty Broadband Corp Class A (c)	33,521	1,829,576
Liberty Broadband Corp Class C (c)	218,129	11,912,025
LQR House Inc (b)(c)	960	846
Magnite Inc (c)	266,682	3,632,209
Marchex Inc Class B (c)	68,352	100,477
Mediaco Holding Inc Class A (c)	4,718	2,925
MNTN Inc Class A (c)	22,796	222,489
National CineMedia Inc	171,385	610,131
New York Times Co/The Class A	301,250	24,036,738
News Corp Class A	759,734	18,453,939
News Corp Class B	175,684	4,704,817
Nexstar Media Group Inc	53,285	13,375,601
NIQ Global Intelligence Plc	94,529	1,260,072
Omnicom Group Inc	596,447	50,870,965
Optimum Communications Inc Class A (c)	511,309	736,285
Paramount Skydance Corp Class B (b)	582,126	7,864,522
PubMatic Inc Class A (c)	69,016	559,030
Saga Communications Inc Class A	8,942	104,979
Scholastic Corp	42,718	1,485,305
Sinclair Inc Class A	74,257	1,213,359
Sirius XM Holdings Inc	353,541	7,763,760
SPAR Group Inc (c)	25,542	19,966
Stagwell Inc Class A (c)	205,984	992,843
Stran & Co Inc (c)	11,291	19,759
TechTarget Inc (b)(c)	62,250	218,498
TEGNA Inc	299,199	6,268,219
Thryv Holdings Inc (c)	74,014	171,712
Townsquare Media Inc Class A	27,302	202,035
Trade Desk Inc (The) Class A (c)	823,538	19,616,675
Urban One Inc Class A (c)	1,095	12,494
Urban One Inc Class D (c)	3,819	29,674
USA TODAY Co Inc (c)	231,273	1,376,074
Versant Media Group Inc Class A	271,254	9,038,183
		304,776,893
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	27,298	1,330,232
Gogo Inc (c)	141,404	598,139
Kore Group Holdings Inc (c)	14,448	129,310
NII Holdings Inc (c)(d)	149,032	1
Spok Holdings Inc	41,079	498,699
SurgePays Inc (c)	23,754	19,766
T-Mobile US Inc	899,870	195,352,778
Telephone and Data Systems Inc	182,828	8,181,553
		206,110,478
TOTAL COMMUNICATION SERVICES		12,089,531,710
Consumer Discretionary - 9.9%
Automobile Components - 0.1%
Adient PLC (c)	150,114	3,650,772
Aptiv PLC (c)	404,353	29,736,121
BorgWarner Inc	400,137	23,035,887
Cooper-Standard Holdings Inc (c)	32,571	1,252,029
Dana Inc	219,400	7,512,256
Dauch Corporation (c)	437,547	2,887,810
Dorman Products Inc (c)	51,822	6,107,741
Fox Factory Holding Corp (c)	75,879	1,277,802
Gentex Corp	413,378	9,673,045
Gentherm Inc (c)	55,965	1,833,973
Goodyear Tire & Rubber Co/The (c)	533,587	4,402,093
Holley Inc Class A (c)	100,569	410,322
Kodiak AI Inc (b)(c)	198,031	1,663,460
LCI Industries	45,106	6,008,119
Lear Corp	97,255	12,764,719
Motorcar Parts of America Inc (c)	34,628	358,054
Patrick Industries Inc	61,708	7,638,833
Phinia Inc	71,535	5,195,587
QuantumScape Corp Class A (b)(c)	871,959	6,033,956
Solid Power Inc (b)(c)	328,553	1,163,078
Standard Motor Products Inc	40,308	1,599,421
Stoneridge Inc (c)	47,211	372,495
Strattec Security Corp (c)	7,859	691,592
Sypris Solutions Inc (c)	27,158	80,388
Visteon Corp	51,237	4,901,844
Worksport Ltd (b)(c)	4,672	6,634
XPEL Inc (c)(e)	46,649	1,988,180
		142,246,211
Automobiles - 1.9%
Aptera Motors Corp Class B (b)	17,140	37,365
Cenntro Inc (c)	23,564	2,757
Empery Digital Inc (b)(c)	84,180	318,200
Envirotech Vehicles Inc (b)(c)	2,375	3,800
Faraday Future Intelligent Electric Inc Class A (b)(c)	286,646	140,313
FLY-E Group Inc (c)	2,368	4,831
Ford Motor Co	7,320,630	103,147,677
General Motors Co	1,746,033	137,430,257
Harley-Davidson Inc	221,556	3,988,008
Livewire Group Inc (c)	45,327	76,149
Lucid Group Inc (b)(c)	259,702	2,597,020
Massimo Group (c)	13,445	13,714
Rivian Automotive Inc Class A (b)(c)	1,506,408	23,093,235
StableX Technologies Inc (b)(c)	264	626
Tesla Inc (c)	5,257,098	2,116,034,517
Thor Industries Inc	97,947	9,415,645
Winnebago Industries Inc	52,660	2,100,607
Workhorse Group Inc (b)(c)	1,847	6,224
		2,398,410,945
Broadline Retail - 3.2%
1stdibs.Com Inc (c)	52,988	254,872
Amazon.com Inc (c)	18,199,998	3,821,999,581
Dillard's Inc Class A (b)	5,710	3,441,931
eBay Inc	845,333	76,806,957
Etsy Inc (c)	183,622	10,077,175
Groupon Inc (b)(c)	51,813	653,880
Kohl's Corp	209,053	3,422,198
Macy's Inc	499,609	9,882,266
Ollie's Bargain Outlet Holdings Inc (c)	114,333	12,245,065
Pattern Group Inc Class A	44,159	464,994
QVC Group Inc Class A (b)(c)	13,971	42,192
Savers Value Village Inc (b)(c)	74,077	698,546
		3,939,989,657
Distributors - 0.0%
AMCON Distributing Co	258	28,641
Cheetah Net Supply Chain Service Inc Class A (c)	3,470	5,899
Educational Development Corp (c)	5,163	7,022
Genuine Parts Co	260,715	31,092,871
GigaCloud Technology Inc Class A (c)	48,027	2,129,517
Gold.com Inc	37,326	2,145,125
LKQ Corp	477,479	15,809,330
Pool Corp	61,197	13,902,734
Weyco Group Inc	13,257	414,546
		65,535,685
Diversified Consumer Services - 0.1%
ADT Inc	945,862	7,585,813
Allurion Technologies Inc (b)(c)	2,686	3,143
American Public Education Inc (c)	32,679	1,497,352
Beachbody Co Inc/The Class A (c)	4,611	32,093
Bright Horizons Family Solutions Inc (c)	105,423	7,856,122
Carriage Services Inc	30,335	1,397,533
Chegg Inc (c)	188,481	123,889
Classover Holdings Inc Class B (b)	17,656	1,600
Coursera Inc (c)	268,502	1,721,098
Covista Inc (c)	67,465	6,611,570
Driven Brands Holdings Inc (c)	108,645	1,195,095
Duolingo Inc Class A (c)	74,893	7,564,193
European Wax Center Inc Class A (c)	62,940	360,017
Frontdoor Inc (c)	134,484	9,221,568
Graham Holdings Co Class B	6,369	6,707,894
Grand Canyon Education Inc (c)	51,452	8,184,470
H&R Block Inc	237,374	7,268,392
KinderCare Learning Cos Inc (b)(c)	51,893	181,626
Laureate Education Inc (c)	249,686	8,074,845
Legacy Education Inc (c)	15,084	207,707
Liberty Live Holdings Inc Class A	34,986	3,395,041
Liberty Live Holdings Inc Class C	97,642	9,730,026
Lincoln Educational Services Corp (c)	55,629	2,015,995
Matthews International Corp Class A	57,530	1,520,518
McGraw Hill Inc	47,226	661,164
Mister Car Wash Inc (c)	188,500	1,342,120
Nerdy Inc Class A (b)(c)	146,896	141,725
Perdoceo Education Corp	112,523	3,752,642
Phoenix Education Partners Inc (b)	8,720	258,112
Regis Corp (c)	4,120	94,307
Service Corp International/US	262,024	22,057,180
Strategic Education Inc	44,221	3,638,504
Stride Inc (c)	81,114	6,844,399
Udemy Inc (c)	165,657	833,255
Universal Technical Institute Inc (c)	94,155	3,408,411
WW International Inc	18,085	384,487
XWELL Inc (b)(c)	6,204	9,244
		135,883,150
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment Inc Class A (c)	105,348	1,196,753
Airbnb Inc Class A (c)	795,876	107,530,806
Allied Gaming & Entertainment Inc (b)(c)	46,291	15,531
Aramark	490,325	20,520,101
Ark Restaurants Corp (c)	4,947	34,580
Aureus Greenway Holdings Inc (c)	14,874	60,240
Bally's Corp (b)(c)	13,199	187,690
Biglari Holdings Inc Class A (c)	68	135,262
Biglari Holdings Inc Class B (c)	1,535	595,243
BJ's Restaurants Inc (c)	41,390	1,572,406
Black Rock Coffee Bar Inc Class A	33,409	445,676
Bloomin' Brands Inc	139,141	851,543
Booking Holdings Inc	60,300	255,632,805
Boyd Gaming Corp	107,580	8,953,883
Brinker International Inc (c)	82,972	12,296,450
Caesars Entertainment Inc (c)	382,672	9,585,934
Canterbury Park Holding Corp	4,847	76,243
Carnival Corp	2,033,000	64,141,150
Cava Group Inc (b)(c)	186,553	15,385,026
Century Casinos Inc (c)	44,159	74,187
Cheesecake Factory Inc/The	87,109	5,642,921
Chipotle Mexican Grill Inc (c)	2,472,625	92,031,103
Choice Hotels International Inc (b)	39,077	4,116,762
Churchill Downs Inc	123,745	11,375,878
Cracker Barrel Old Country Store Inc (b)	41,001	1,341,553
Darden Restaurants Inc	217,481	46,508,312
Dave & Buster's Entertainment Inc (b)(c)	51,435	757,123
Dine Brands Global Inc	28,900	894,744
Domino's Pizza Inc	58,063	23,370,938
DoorDash Inc Class A (c)	699,669	123,470,588
DraftKings Inc Class A (c)	932,578	22,232,660
Dutch Bros Inc Class A (c)	236,963	12,703,586
El Pollo Loco Holdings Inc (c)	44,574	492,988
Expedia Group Inc Class A	219,078	47,252,934
First Watch Restaurant Group Inc (c)	83,900	1,045,394
Flanigan's Enterprises Inc	1,637	52,417
Flutter Entertainment PLC (b)(c)	327,918	34,805,217
Full House Resorts Inc (c)	64,552	144,919
GEN Restaurant Group Inc Class A	7,552	14,500
Global Business Travel Group I Class A (c)	216,601	1,184,807
Golden Entertainment Inc	37,575	1,085,918
Good Times Restaurants Inc (c)	14,261	16,971
High Roller Technologies Inc (c)	7,025	30,699
Hilton Grand Vacations Inc (c)	114,190	5,133,982
Hilton Worldwide Holdings Inc	434,593	135,497,406
Hyatt Hotels Corp Class A	78,185	12,626,878
Inspired Entertainment Inc (c)	43,600	355,776
Jack in the Box Inc (b)	35,527	601,117
Krispy Kreme Inc (b)	168,948	633,555
Kura Sushi USA Inc Class A (c)	11,626	818,819
Las Vegas Sands Corp	569,776	32,317,695
Life Time Group Holdings Inc (c)	283,859	7,664,193
Lindblad Expeditions Holdings Inc (c)	75,228	1,482,744
Lucky Strike Entertainment Corp Class A (b)	32,268	270,083
Marriott International Inc/MD Class A1	416,678	142,391,373
Marriott Vacations Worldwide Corp	51,152	3,325,392
McDonald's Corp	1,331,793	454,221,321
MGM Resorts International (c)	382,072	14,083,174
Monarch Casino & Resort Inc	23,313	2,240,379
Nathan's Famous Inc	5,092	512,153
Navan Inc Class A (c)	75,411	734,503
Noodles & Co Class A (c)	7,806	45,821
Norwegian Cruise Line Holdings Ltd (c)	852,270	21,127,773
ONE Group Hospitality Inc/The (c)	43,446	87,761
Papa John's International Inc	60,557	1,898,462
Penn Entertainment Inc (c)	244,755	3,827,968
Planet Fitness Inc Class A (c)	155,352	12,762,167
Portillo's Inc Class A (c)	129,568	691,893
Pursuit Attractions and Hospitality Inc (c)	38,773	1,347,749
Rave Restaurant Group Inc (c)	25,594	75,502
Rci Hospitality Holdings Inc	14,794	327,391
Red Robin Gourmet Burgers Inc (c)	34,074	171,392
Red Rock Resorts Inc Class A	90,870	5,502,179
Royal Caribbean Cruises Ltd	474,631	147,591,256
Rush Street Interactive Inc Class A (c)	182,259	3,599,615
Sabre Corp (c)	747,867	882,483
Serve Robotics Inc (b)(c)	110,455	1,103,445
Shake Shack Inc Class A (c)	75,068	7,207,279
SHARPLINK INC (c)	366,634	2,500,444
Six Flags Entertainment Corp (b)(c)	189,732	3,231,136
Sports Entertainment Gaming Global Corp (c)	1,872	1,909
Starbucks Corp	2,127,216	208,509,712
Sweetgreen Inc Class A (b)(c)	197,191	1,094,410
Target Hospitality Corp (c)	60,789	473,546
Texas Roadhouse Inc	124,117	22,697,276
Travel + Leisure Co	120,111	8,852,181
United Parks & Resorts Inc (b)(c)	52,018	1,809,706
Vail Resorts Inc (b)	67,615	9,182,793
Venu Holding Corp Class A (b)(c)	57,334	295,270
Vestand Inc Class A (c)	4,848	1,219
Wendy's Co/The	299,595	2,294,898
Wingstop Inc	51,924	13,474,797
Wyndham Hotels & Resorts Inc	140,889	11,524,720
Wynn Resorts Ltd	157,427	17,032,027
Xponential Fitness Inc Class A (b)(c)	49,804	212,165
Yum! Brands Inc	519,288	87,323,470
		2,343,536,799
Household Durables - 0.4%
Aterian Inc (b)(c)	10,022	5,705
Bassett Furniture Industries Inc	13,893	207,978
Beazer Homes USA Inc (c)	51,462	1,316,398
Cavco Industries Inc (c)	14,584	8,418,760
Century Communities Inc	49,089	3,300,253
Champion Homes Inc (c)	104,556	9,773,895
Cricut Inc Class A	86,205	370,682
DR Horton Inc	512,206	82,152,720
Dream Finders Homes Inc Class A (b)(c)	54,315	981,472
Emerson Radio Corp (c)	14,485	6,082
Ethan Allen Interiors Inc	41,180	938,080
Flexsteel Industries Inc	6,305	324,518
Garmin Ltd	306,142	77,401,882
Gopro Inc Class A (b)(c)	246,461	238,525
Green Brick Partners Inc (c)	58,720	4,325,315
Hamilton Beach Brands Holding Co Class A	10,583	201,500
Helen of Troy Ltd (c)	41,656	734,812
Hooker Furnishings Corp	18,080	259,267
Hovnanian Enterprises Inc Class A (c)	8,420	1,057,720
Installed Building Products Inc	42,195	13,829,833
KB Home	122,674	7,799,613
Koss Corp (c)	11,422	47,173
La-Z-Boy Inc	76,035	2,715,970
Legacy Housing Corp (c)	19,464	426,651
Leggett & Platt Inc	256,676	2,997,976
Lennar Corp Class A	385,319	44,065,081
Lennar Corp Class B (b)	37,404	3,992,129
LGI Homes Inc (c)	37,268	1,934,209
Lifetime Brands Inc	21,506	71,185
Live Ventures Inc (c)	2,250	31,298
Lovesac Co/The (c)	26,427	337,737
M/I Homes Inc (c)	48,599	6,908,834
Meritage Homes Corp	133,118	10,039,760
Mohawk Industries Inc (c)	96,848	12,132,149
Newell Brands Inc	782,794	3,561,713
NVR Inc (c)	5,299	39,836,769
PulteGroup Inc	364,852	50,057,694
Purple Innovation Inc Class A (c)	100,513	69,857
Smith Douglas Homes Corp Class A (b)(c)	15,634	245,454
Somnigroup International Inc	393,866	35,254,946
Sonos Inc (c)	226,986	3,495,584
Taylor Morrison Home Corp (c)	181,072	11,930,834
Toll Brothers Inc	180,076	28,315,150
TopBuild Corp (c)	52,167	23,386,466
Traeger Inc (c)	116,831	100,475
Tri Pointe Homes Inc (c)	159,854	7,401,240
United Homes Group Inc Class A (b)(c)	25,257	29,551
Universal Electronics Inc (c)	18,679	70,420
Whirlpool Corp (b)	117,819	8,062,354
XMAX Inc (c)	80,768	495,108
Yunhong Green CTI Ltd (c)	251	668
		511,659,445
Leisure Products - 0.1%
Acushnet Holdings Corp	51,409	5,260,683
American Outdoor Brands Inc (c)	24,107	219,374
Brunswick Corp/DE	121,880	9,704,086
Callaway Golf Co (c)	259,951	3,654,911
Clarus Corp	52,601	166,219
Escalade Inc	14,444	207,994
Funko Inc Class A (c)	78,314	391,570
Hasbro Inc	248,908	24,788,748
JAKKS Pacific Inc	16,313	356,602
Johnson Outdoors Inc Class A	12,177	590,463
Latham Group Inc (c)	81,137	544,429
Malibu Boats Inc Class A (c)	36,179	1,051,362
Marine Products Corp	21,485	163,071
MasterCraft Boat Holdings Inc (c)	23,484	509,720
Mattel Inc (c)	578,942	9,813,067
Newton Golf Company Inc (c)	3,693	6,056
Peloton Interactive Inc Class A (c)	745,287	2,996,054
Polaris Inc	99,730	6,057,600
Smith & Wesson Brands Inc	80,052	952,619
Solo Brands Inc Class A (b)(c)	2,111	15,114
Sturm Ruger & Co Inc	31,206	1,168,353
Tron Inc (b)(c)	35,065	47,688
YETI Holdings Inc (c)	146,706	6,412,519
		75,078,302
Specialty Retail - 1.9%
1-800-Flowers.com Inc Class A (b)(c)	47,169	164,148
Abercrombie & Fitch Co Class A (c)	88,020	8,608,356
Academy Sports & Outdoors Inc	124,856	7,507,591
Advance Auto Parts Inc	112,507	5,981,997
aka Brands Holding Corp (c)	1,300	13,012
America's Car-Mart Inc/TX (c)	14,465	288,721
American Eagle Outfitters Inc	294,951	7,246,946
Arhaus Inc Class A (c)	98,864	815,628
Arko Corp	153,327	985,893
Asbury Automotive Group Inc (c)	36,347	7,770,262
AutoNation Inc (c)	50,768	9,907,883
AutoZone Inc (c)	31,109	116,832,338
BARK Inc (c)	216,133	168,865
Barnes & Noble Education Inc (b)(c)	39,178	338,890
Bath & Body Works Inc	384,659	8,754,839
Bed Bath & Beyond Inc (c)	126,732	675,482
Best Buy Co Inc	366,595	22,717,892
Boot Barn Holdings Inc (c)	57,073	10,799,353
Brand House Collective Inc/The (b)(c)	24,769	26,751
Brilliant Earth Group Inc Class A	30,045	46,570
Buckle Inc/The	55,263	2,959,334
Build-A-Bear Workshop Inc	22,324	1,086,286
Burlington Stores Inc (c)	116,809	35,845,178
Caleres Inc	62,565	743,898
Camping World Holdings Inc Class A	115,626	962,008
CarMax Inc (c)	274,190	11,836,782
Carparts Com Inc (c)	89,885	63,818
Carvana Co Class A (c)	264,545	88,400,357
Cato Corp/The Class A (c)	31,987	96,281
Chewy Inc Class A (c)	423,371	11,608,833
Children's Place Inc/The (b)(c)	19,373	77,492
Citi Trends Inc (c)	13,231	626,885
Designer Brands Inc Class A (b)	66,511	473,558
Destination XL Group Inc (c)	91,127	45,254
Dick's Sporting Goods Inc	123,567	25,161,948
Digital Brands Group Inc (b)(c)	10,919	31,338
Duluth Holdings Inc Class B (c)	26,210	56,352
Envela Corp (c)	13,004	175,034
EVgo Inc Class A (c)	249,424	683,422
Five Below Inc (c)	103,319	23,094,896
Floor & Decor Holdings Inc Class A (c)	202,482	13,989,481
GameStop Corp Class A (b)(c)	772,261	18,557,432
Gap Inc/The	421,709	11,824,720
Genesco Inc (c)	19,510	531,452
Grabagun Digital Holdings Inc (b)	49,355	135,726
Group 1 Automotive Inc	23,072	7,515,473
Grove Collaborative Holdings Class A (b)(c)	52,724	74,341
GrowGeneration Corp (c)	99,659	112,615
Haverty Furniture Cos Inc	24,562	584,821
Haverty Furniture Cos Inc Class A (b)	2,399	69,475
Home Depot Inc/The	1,861,976	708,891,503
J Jill Inc	13,137	226,876
Lands' End Inc (b)(c)	21,708	348,848
Leslie's Inc (c)	17,665	19,432
Lithia Motors Inc Class A	45,532	12,729,837
Lowe's Cos Inc	1,049,280	277,608,010
Lulu's Fashion Lounge Holdings Inc (c)	973	15,033
MarineMax Inc (c)	37,095	1,131,398
Monro Inc	57,393	1,235,671
Murphy USA Inc	31,814	12,431,002
National Vision Holdings Inc (c)	146,436	3,949,379
O'Reilly Automotive Inc (c)	1,579,807	148,312,281
OneWater Marine Inc Class A (c)	25,766	293,346
Outdoor Holding Co (c)	190,089	404,890
Penske Automotive Group Inc	34,639	5,456,335
Petco Health & Wellness Co Inc Class A (c)	158,571	404,356
PetMed Express Inc (c)	35,726	97,889
RealReal Inc/The (c)	181,624	2,226,710
Rent the Runway Inc Class A (b)(c)	51,844	309,509
Revolve Group Inc Class A (c)	74,902	1,884,534
RH (c)	28,685	4,753,391
RideNow Group Inc Class B (c)	43,413	281,316
Ross Stores Inc	608,608	125,154,149
Sally Beauty Holdings Inc (c)	187,079	3,006,360
Shoe Carnival Inc	33,177	669,844
Signet Jewelers Ltd	76,532	7,361,613
Sleep Number Corp (b)(c)	42,582	262,731
Sonic Automotive Inc Class A	26,987	1,692,625
Sportsman's Warehouse Holdings Inc (c)	69,801	82,365
Stitch Fix Inc Class A (c)	214,743	715,094
Tandy Leather Factory Inc	820	1,942
ThredUp Inc Class A (c)	179,556	876,233
Tilly's Inc Class A (b)(c)	37,578	54,112
TJX Cos Inc/The	2,081,456	336,488,177
Torrid Holdings Inc (b)(c)	24,410	24,898
Tractor Supply Co	990,947	51,370,692
Ulta Beauty Inc (c)	83,827	57,403,891
Upbound Group Inc	98,445	2,111,645
Urban Outfitters Inc (c)	100,728	6,668,194
Valvoline Inc (b)(c)	239,618	9,057,560
Victoria's Secret & Co (c)	150,170	9,415,659
Warby Parker Inc Class A (c)	186,475	4,663,740
Wayfair Inc Class A (c)	199,854	15,254,856
Williams-Sonoma Inc	227,820	46,851,183
Winmark Corp	5,457	2,489,702
Zumiez Inc (c)	27,394	718,271
		2,332,482,989
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	9,007	25,580
Capri Holdings Ltd (c)	222,195	4,557,219
Carter's Inc	68,631	2,302,570
Columbia Sportswear Co	48,213	2,986,313
Crocs Inc (c)	96,965	8,795,695
Crown Crafts Inc	9,793	28,596
Culp Inc (c)	22,791	72,931
Deckers Outdoor Corp (c)	272,687	31,978,004
Figs Inc Class A (c)	290,651	4,490,558
Fossil Group Inc (b)(c)	93,465	437,416
G-III Apparel Group Ltd	67,830	2,074,920
Kontoor Brands Inc	96,217	6,274,311
Lakeland Industries Inc	16,588	152,112
Levi Strauss & Co Class A (b)	179,655	3,981,155
Lululemon Athletica Inc (c)	201,879	37,381,934
Movado Group Inc	29,390	733,281
NIKE Inc Class B	2,226,620	138,451,232
Oxford Industries Inc	27,307	1,081,084
Playboy Inc (c)	115,919	221,405
PVH Corp	90,322	6,196,089
Ralph Lauren Corp Class A	72,724	26,369,722
Rocky Brands Inc	13,148	594,290
Steven Madden Ltd	136,595	4,931,080
Superior Group of Cos Inc	21,569	214,180
Tapestry Inc	382,546	59,474,427
Under Armour Inc Class A (b)(c)	271,739	2,016,303
Under Armour Inc Class C (b)(c)	312,307	2,257,980
Unifi Inc (c)	27,308	107,320
Vera Bradley Inc (c)	36,527	96,431
VF Corp	613,930	11,922,521
Vince Holding Corp (c)	3,162	9,802
Wolverine World Wide Inc	152,402	2,692,943
		362,909,404
TOTAL CONSUMER DISCRETIONARY		12,307,732,587
Consumer Staples - 5.1%
Beverages - 1.1%
Amaze Holdings Inc (b)(c)	3,552	1,211
Boston Beer Co Inc/The Class A (c)	14,679	3,328,904
Brown-Forman Corp Class A	118,147	3,468,796
Brown-Forman Corp Class B	317,452	9,161,665
Celsius Holdings Inc (c)	298,577	16,006,713
Coca-Cola Co/The	7,239,358	590,442,038
Coca-Cola Consolidated Inc	105,833	21,420,599
Constellation Brands Inc Class A	264,058	41,684,196
IP Strategy Holdings Inc (c)	12,544	8,580
Keurig Dr Pepper Inc	2,547,129	77,127,066
MGP Ingredients Inc	26,499	503,481
Molson Coors Beverage Co Class B	315,097	15,436,602
Monster Beverage Corp (c)	1,334,572	113,838,992
National Beverage Corp (c)	42,994	1,562,832
PepsiCo Inc	2,557,335	434,082,043
Primo Brands Corp Class A	472,571	10,717,910
Splash Beverage Group Inc (b)(c)	1,032	536
Vita Coco Co Inc/The (c)	82,060	4,764,404
Willamette Valley Vineyards Inc (c)	6,424	17,281
Zevia PBC Class A (c)	78,279	104,894
		1,343,678,743
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	741,644	13,275,428
Andersons Inc/The	63,072	4,117,971
BJ's Wholesale Club Holdings Inc (c)	246,257	24,327,729
Casey's General Stores Inc	69,505	47,651,933
Chefs' Warehouse Inc/The (c)	66,979	4,781,631
Costco Wholesale Corp	829,025	837,970,180
Dollar General Corp	411,744	64,330,883
Dollar Tree Inc (c)	354,892	44,886,740
Grocery Outlet Holding Corp (c)	181,306	1,791,303
HF Foods Group Inc (c)	71,016	148,423
Ingles Markets Inc Class A	26,147	2,225,110
Kroger Co/The	1,140,188	77,806,429
Mangoceuticals Inc (b)(c)	12,606	6,743
Maplebear Inc (c)	345,155	12,946,764
Natural Grocers by Vitamin Cottage Inc	19,217	519,436
Performance Food Group Co (c)	294,381	28,572,620
PriceSmart Inc	46,811	7,237,917
Reborn Coffee Inc (b)(c)	1,232	2,204
Sprouts Farmers Market Inc (c)	181,486	13,406,371
Sysco Corp	895,365	81,621,473
Target Corp	849,782	96,696,694
United Natural Foods Inc (c)	112,489	4,298,205
US Foods Holding Corp (c)	416,955	40,282,023
Village Super Market Inc Class A	17,459	683,520
Walmart Inc	8,203,181	1,049,597,009
Weis Markets Inc	18,808	1,274,430
		2,460,459,169
Food Products - 0.5%
Alico Inc	10,001	412,841
Arcadia Biosciences Inc (b)(c)	1,626	3,171
Archer-Daniels-Midland Co	898,350	62,022,084
B&G Foods Inc	151,440	804,146
Barfresh Food Group Inc (c)	17,435	50,213
Beyond Meat Inc (b)(c)	879,203	831,374
BranchOut Food Inc (c)	11,714	53,650
BRC Inc Class A (c)	159,180	100,204
Bridgford Foods Corp (c)	2,609	19,307
Bunge Global SA	253,553	30,591,169
Cal-Maine Foods Inc	85,272	7,428,044
Calavo Growers Inc	31,282	839,609
Campbell's Company/The	368,645	9,934,983
Coffee Holding Co Inc	10,248	31,769
Conagra Brands Inc	904,172	17,405,311
Darling Ingredients Inc (c)	296,316	15,752,159
Farmer Bros Co (c)	43,639	65,459
Flowers Foods Inc	394,577	3,898,421
Fresh Del Monte Produce Inc	61,559	2,642,728
Freshpet Inc (c)	91,585	7,734,353
General Mills Inc	1,000,704	45,261,842
Hain Celestial Group Inc (c)	169,532	135,524
Hershey Co/The	277,040	65,459,011
Hormel Foods Corp	542,918	13,898,701
Ingredion Inc	119,260	14,008,280
J & J Snack Foods Corp	28,511	2,482,168
JM Smucker Co	200,400	23,236,380
John B Sanfilippo & Son Inc	16,685	1,378,348
Kraft Heinz Co/The	1,600,170	39,380,184
Laird Superfood Inc (c)	14,478	39,380
Lamb Weston Holdings Inc	261,594	12,606,215
Lifeway Foods Inc (c)	11,814	261,798
Limoneira Co	28,068	395,478
Local Bounti Corp (c)	5,099	7,750
Mama's Creations Inc (c)	68,972	1,182,180
Marzetti Company/The	37,844	6,219,283
McCormick & Co Inc/MD	473,206	33,616,554
Mission Produce Inc (c)	79,875	1,133,426
Mondelez International Inc	2,415,830	148,766,811
Pilgrim's Pride Corp	80,708	3,483,357
Post Holdings Inc (c)	88,567	9,414,672
Rocky Mountain Chocolate Factory Inc (c)	4,766	12,153
Sadot Group Inc (b)(c)	708	1,529
Seaboard Corp	481	2,468,829
Seneca Foods Corp Class A (c)	9,671	1,344,076
Simply Good Foods Co/The (c)	171,250	2,921,525
SOW GOOD INC (c)	3,063	1,378
Tootsie Roll Industries Inc Class A	37,806	1,596,547
Tyson Foods Inc Class A	528,800	34,366,712
Utz Brands Inc Class A	142,219	1,321,215
Vital Farms Inc (b)(c)	69,356	1,462,718
Westrock Coffee Co (c)	68,321	301,979
		628,786,998
Household Products - 0.8%
Central Garden & Pet Co (c)	89,490	3,507,113
Central Garden & Pet Co Class A (c)	15,915	549,704
Church & Dwight Co Inc	451,842	47,380,152
Clorox Co/The	228,274	29,027,322
Colgate-Palmolive Co	1,507,805	149,483,788
Energizer Holdings Inc	113,229	2,444,614
Kimberly-Clark Corp	620,922	69,195,548
Oil-Dri Corp of America	19,166	1,300,221
Procter & Gamble Co/The	4,370,635	730,770,172
Reynolds Consumer Products Inc	100,640	2,496,878
Spectrum Brands Holdings Inc	46,276	3,627,113
WD-40 Co	25,075	5,972,865
		1,045,755,490
Personal Care Products - 0.1%
AXIL Brands Inc (c)	5,979	40,627
Beauty Health Co/The Class A (c)	145,751	151,581
BellRing Brands Inc (c)	236,230	4,344,270
Bonk Inc (b)(c)	5,933	23,020
Coty Inc Class A (c)	686,553	1,723,248
Edgewell Personal Care Co	87,165	1,982,132
elf Beauty Inc (b)(c)	111,532	10,266,521
Estee Lauder Cos Inc/The Class A	459,756	50,329,489
FitLife Brands Inc (c)	7,886	119,315
Herbalife Ltd (c)	191,827	3,744,463
Honest Co Inc/The (b)(c)	176,429	494,001
Interparfums Inc	34,030	3,429,543
Kenvue Inc	3,587,718	68,597,169
Lifevantage Corp (b)	18,690	86,909
Mannatech Inc (c)	422	2,920
Medifast Inc (b)(c)	19,188	202,050
Natural Alternatives International Inc (c)	4,595	12,452
Nature's Sunshine Products Inc (c)	26,118	722,946
Niagen Bioscience Inc (c)	103,288	521,604
Nu Skin Enterprises Inc Class A	89,756	761,131
Olaplex Holdings Inc (c)	240,364	386,986
United-Guardian Inc	4,379	29,427
Upexi Inc (b)(c)	79,997	53,046
USANA Health Sciences Inc (c)	20,920	450,198
		148,475,048
Tobacco - 0.6%
Altria Group Inc	3,141,258	216,872,452
Ispire Technology Inc (c)	34,564	81,225
Philip Morris International Inc	2,912,664	544,173,016
Turning Point Brands Inc	35,787	4,902,461
Universal Corp/VA	47,645	2,559,966
		768,589,120
TOTAL CONSUMER STAPLES		6,395,744,568
Energy - 3.6%
Energy Equipment & Services - 0.4%
Archrock Inc	329,216	11,631,201
Atlas Energy Solutions Inc	142,497	1,372,246
Baker Hughes Co Class A	1,845,486	120,436,416
Bristow Group Inc (c)	46,911	2,237,655
Cactus Inc Class A	128,774	6,953,796
Core Laboratories Inc	86,353	1,518,949
DMC Global Inc (c)	34,035	200,466
Drilling Tools International Corp (c)	25,287	87,999
Energy Services of America Corp	24,501	382,706
Expro Group Holdings NV (c)	192,678	3,441,229
Flowco Holdings Inc Class A	39,157	883,382
Forum Energy Technologies Inc (c)	20,965	1,216,599
Geospace Technologies Corp (c)	23,556	216,009
Halliburton Co	1,573,265	56,637,540
Helix Energy Solutions Group Inc (c)	260,444	2,393,480
Helmerich & Payne Inc	184,804	6,508,797
Innovex International Inc (c)	71,109	1,873,722
KLX Energy Services Holdings Inc (c)	24,006	60,974
Kodiak Gas Services Inc	155,758	8,499,714
Liberty Energy Inc Class A	301,283	8,463,039
Mammoth Energy Services Inc (c)	41,270	95,334
MIND Technology Inc (c)	15,022	114,317
Nabors Industries Ltd (b)(c)	27,966	2,184,704
Natural Gas Services Group Inc	20,510	784,713
NCS Multistage Holdings Inc (c)	1,763	70,238
Noble Corp PLC (b)	233,701	10,617,036
NOV Inc	681,276	13,802,652
Oceaneering International Inc (c)	188,044	6,675,562
Oil States International Inc (c)	102,817	1,345,875
Patterson-UTI Energy Inc	646,106	5,498,362
ProFrac Holding Corp Class A (c)	39,604	196,040
ProPetro Holding Corp (c)	177,458	2,152,566
Ranger Energy Services Inc Class A	28,198	491,209
RPC Inc	153,280	890,557
SEACOR Marine Holdings Inc (b)(c)	43,986	336,933
Select Water Solutions Inc Class A	210,661	2,879,736
SLB Ltd	2,794,093	143,448,735
Smart Sand Inc	48,560	252,026
Solaris Energy Infrastructure Inc Class A	86,096	4,272,944
TETRA Technologies Inc (c)	246,336	2,133,270
Tidewater Inc (c)	87,192	6,924,789
Transocean Ltd (c)	1,864,524	12,082,116
Valaris Ltd (c)	121,652	11,660,344
Weatherford International PLC	133,493	14,078,172
		478,004,149
Oil, Gas & Consumable Fuels - 3.2%
Abundia Global Impact Group Inc (b)(c)	1,712	7,155
Aemetis Inc (b)(c)	98,445	139,792
American Resources Corp (b)(c)	134,678	404,034
Amplify Energy Corp (c)	69,799	400,646
Antero Midstream Corp	622,987	14,004,748
Antero Resources Corp (c)	547,439	20,151,230
APA Corp	664,053	20,167,290
Barnwell Industries Inc (c)	2,008	2,288
Battalion Oil Corp (b)(c)	18,335	101,209
California Resources Corp	148,027	8,709,909
Calumet Inc (c)	119,586	3,224,039
Centrus Energy Corp Class A (b)(c)	32,639	6,612,335
Cheniere Energy Inc	402,635	94,913,149
Chevron Corp	3,540,350	661,195,766
Chord Energy Corp	106,206	11,509,544
Clean Energy Fuels Corp (c)	326,299	737,436
Clean Energy Technologies Inc (c)	2,581	2,082
CNX Resources Corp (c)	251,923	10,525,343
Comstock Inc (b)(c)	92,812	287,717
Comstock Resources Inc (b)(c)	147,542	2,893,299
ConocoPhillips	2,312,942	262,426,399
Core Natural Resources Inc	95,381	7,828,872
Coterra Energy Inc	1,425,177	43,596,164
Crescent Energy Co Class A	451,222	5,261,249
CVR Energy Inc (c)	56,563	1,366,562
Delek US Holdings Inc	111,960	4,266,796
Devon Energy Corp	1,172,171	51,024,604
Diamondback Energy Inc	348,307	60,633,283
Dorian LPG Ltd	69,722	2,579,017
DT Midstream Inc	189,780	26,349,055
Empire Petroleum Corp (b)(c)	47,431	156,522
Empire Petroleum Corp rights 2/27/2026 (b)(c)	47,431	1,397
EOG Resources Inc	1,014,674	125,900,750
EON Resources Inc Class A (b)(c)	24,499	10,584
Epsilon Energy Ltd	42,411	217,144
EQT Corp	1,166,961	71,674,745
Evolution Petroleum Corp	64,229	287,104
Excelerate Energy Inc Class A	44,865	1,805,816
Expand Energy Corp	446,435	48,179,265
Exxon Mobil Corp	7,888,899	1,203,057,098
FutureFuel Corp	50,184	216,795
Gevo Inc (c)	423,278	770,366
Granite Ridge Resources Inc	135,261	684,421
Green Plains Inc (c)	128,940	1,770,346
Gulfport Energy Corp (c)	29,080	6,067,833
HF Sinclair Corp	291,360	14,570,914
HighPeak Energy Inc Class A (b)	45,565	237,394
Infinity Natural Resources Inc Class A (c)	27,331	453,695
International Seaways Inc	75,484	5,701,307
Kinder Morgan Inc	3,663,984	121,900,748
Kinetik Holdings Inc Class A (b)	85,373	3,883,618
Lightbridge Corp (c)	59,845	773,796
Magnolia Oil & Gas Corp Class A	344,044	9,571,304
Marathon Petroleum Corp	562,539	111,500,855
Matador Resources Co	219,130	11,263,282
Mexco Energy Corp	470	5,263
Murphy Oil Corp	251,262	8,329,335
NACCO Industries Inc Class A	7,480	429,202
New Era Energy & Digital Inc (b)(c)	77,209	353,617
New Fortress Energy Inc Class A (b)(c)	234,936	256,080
NextDecade Corp (b)(c)	257,374	1,387,246
NextNRG Inc (b)(c)	54,608	35,998
Northern Oil & Gas Inc	183,373	5,059,261
Occidental Petroleum Corp	1,344,409	71,361,230
ONEOK Inc	1,178,429	97,538,568
OPAL Fuels Inc Class A (c)	43,392	90,689
Ovintiv Inc	523,529	26,485,332
Par Pacific Holdings Inc (c)	94,165	4,018,021
PBF Energy Inc Class A	154,753	5,509,207
Peabody Energy Corp	228,672	7,212,315
PEDEVCO Corp (c)	44,533	27,775
Permian Resources Holdings Inc/DE Class A	1,297,759	23,736,012
Phillips 66	754,155	116,388,741
Prairie Operating Co (b)(c)	60,165	106,492
PrimeEnergy Resources Corp (b)(c)	1,052	209,243
Range Resources Corp	444,399	18,344,791
REX American Resources Corp (c)	53,734	1,910,781
Riley Exploration Permian Inc	19,529	563,216
Ring Energy Inc (c)	339,188	478,255
Sable Offshore Corp (b)(c)	234,340	1,933,305
SandRidge Energy Inc	61,229	1,073,344
SM Energy Co	421,227	9,742,981
Stabilis Solutions Inc (c)	7,706	42,691
Summit Midstream Corp Class A (c)	20,616	608,378
Talos Energy Inc (c)	239,361	2,932,172
Targa Resources Corp	401,516	94,677,473
Texas Pacific Land Corp	108,370	56,817,307
Trio Petroleum Corp (c)	1,649	692
Ur-Energy Inc (United States) (c)	634,647	1,059,860
Uranium Energy Corp (b)(c)	901,310	13,817,082
US Energy Corp (b)(c)	19,848	21,237
VAALCO Energy Inc	193,670	997,401
Valero Energy Corp	570,871	116,823,041
Venture Global Inc Class A (b)	898,816	8,709,527
Verde Clean Fuels Inc Class A (c)	7,388	11,156
Viper Energy Inc Class A	317,225	14,763,652
Vitesse Energy Inc	52,339	1,010,666
W&T Offshore Inc (b)	198,542	526,136
Williams Cos Inc/The	2,285,433	170,767,554
World Kinect Corp	104,545	2,608,398
XCF Global Inc Class A (b)	75,334	15,617
		3,950,774,451
TOTAL ENERGY		4,428,778,600
Financials - 12.7%
Banks - 3.7%
1st Source Corp	34,556	2,315,598
ACNB Corp	19,575	986,580
Affinity Bancshares Inc	10,328	205,527
Amalgamated Financial Corp	38,628	1,486,792
Amerant Bancorp Inc Class A	77,666	1,658,169
Ameris Bancorp	117,423	9,119,070
AmeriServ Financial Inc	10,531	40,018
Ames National Corp	16,788	453,444
Arrow Financial Corp	27,275	908,530
Associated Banc-Corp	308,774	8,154,721
Atlantic Union Bankshares Corp	266,538	9,877,898
Auburn National BanCorp Inc	4,760	114,716
Avidbank Holdings Inc (c)	13,903	401,519
Avidia Bancorp Inc	35,545	665,758
Axos Financial Inc (c)	104,387	9,062,879
Banc of California Inc	256,999	4,746,772
BancFirst Corp	39,861	4,384,710
Bancorp Inc/The (c)	82,893	4,351,054
Bank First Corp	16,377	2,205,491
Bank of America Corp	12,565,600	626,143,848
Bank of Hawaii Corp	73,380	5,560,003
Bank of Marin Bancorp	34,002	846,310
Bank of the James Financial Group Inc	7,508	149,559
Bank OZK	199,355	9,281,969
Bank7 Corp	7,418	301,764
BankUnited Inc	141,989	6,630,886
Bankwell Financial Group Inc	11,932	557,224
Banner Corp	63,001	3,707,609
Bar Harbor Bankshares	32,445	1,046,676
BayCom Corp	19,146	562,892
Bayfirst Financial Corp	7,106	47,042
BCB Bancorp Inc	26,938	215,504
Beacon Financial Corp	155,236	4,616,719
Blue Foundry Bancorp (c)	35,450	467,231
Blue Ridge Bankshares Inc	78,816	319,993
Bogota Financial Corp (c)	8,052	67,878
BOK Financial Corp	41,494	5,216,626
Bridgewater Bancshares Inc (c)	42,623	779,148
Broadway Financial Corp/DE (c)	11,078	85,855
Burke & Herbert Financial Services Corp	24,439	1,574,849
Business First Bancshares Inc	51,570	1,407,861
BV Financial Inc (c)	18,505	345,673
Byline Bancorp Inc	64,674	2,017,829
C&F Financial Corp	5,640	410,705
California BanCorp	43,116	789,454
Camden National Corp	31,524	1,455,148
Capital Bancorp Inc	22,119	650,520
Capital City Bank Group Inc	25,256	1,082,093
Capitol Federal Financial Inc	226,860	1,628,855
Carter Bankshares Inc (c)	42,814	892,244
Catalyst Bancorp Inc (c)	7,094	117,051
Cathay General Bancorp	129,773	6,451,016
CB Financial Services Inc	8,612	299,784
Central Pacific Financial Corp	50,793	1,617,757
Central Plains Bancshares Inc (c)	7,455	132,475
CF Bankshares Inc Class A	7,123	215,257
Chain Bridge Bancorp Inc Class A (c)	4,968	171,396
Chemung Financial Corp	6,745	374,482
ChoiceOne Financial Services Inc	29,799	852,847
Citigroup Inc	3,347,799	368,893,972
Citizens & Northern Corp	29,214	656,146
Citizens Community Bancorp Inc/WI	16,622	289,389
Citizens Financial Group Inc	801,157	48,221,640
Citizens Financial Services Inc	8,442	507,027
City Holding Co	27,061	3,246,508
Civista Bancshares Inc	40,162	956,257
CNB Financial Corp/PA	52,413	1,468,088
Coastal Financial Corp/WA Class A (c)	24,623	1,826,780
CoastalSouth Bancshares Inc	14,848	364,518
Colony Bankcorp Inc	28,872	572,532
Columbia Banking System Inc	558,599	15,892,142
Columbia Financial Inc (c)	48,394	866,253
Commerce Bancshares Inc/MO	242,950	12,388,021
Commercial Bancgroup Inc	14,673	381,645
Community Financial System Inc	101,795	6,163,687
Community Trust Bancorp Inc	28,465	1,709,039
Community West Bancshares	32,791	761,735
Connectone Bancorp Inc	99,960	2,651,939
Cullen/Frost Bankers Inc	119,698	16,544,658
Customers Bancorp Inc (c)	60,679	4,092,192
CVB Financial Corp	239,917	4,613,604
Dime Community Bancshares Inc	76,331	2,469,308
Eagle Bancorp Inc	56,342	1,433,904
Eagle Bancorp Montana Inc	14,693	318,838
Eagle Financial Services Inc	8,251	286,392
East West Bancorp Inc	257,760	28,211,832
Eastern Bankshares Inc	411,392	8,046,828
ECB Bancorp Inc/MD (c)	14,137	243,015
Enterprise Financial Services Corp	67,995	3,882,515
Equity Bancshares Inc Class A	28,122	1,262,115
Esquire Financial Holdings Inc	12,343	1,246,396
Farmers & Merchants Bancorp Inc/Archbold OH	22,459	580,790
Farmers National Banc Corp	70,794	915,366
FB Bancorp Inc (c)	36,750	483,998
FB Financial Corp	79,556	4,350,918
Fidelity D&D Bancorp Inc	8,554	375,093
Fifth District Bancorp Inc (c)	8,832	131,773
Fifth Third Bancorp	1,683,440	83,279,777
Financial Institutions Inc	36,485	1,144,899
Finward Bancorp	6,466	241,570
Finwise Bancorp (c)	15,888	267,554
First Bancorp Inc/The	17,409	481,359
First Bancorp/Southern Pines NC	75,877	4,309,055
First Bank/Hamilton NJ	36,918	587,735
First Busey Corp	169,015	4,286,220
First Business Financial Services Inc	15,826	864,891
First Capital Inc	5,981	303,835
First Citizens BancShares Inc/NC Class A	18,819	35,721,285
First Commonwealth Financial Corp	187,043	3,278,864
First Community Bankshares Inc	35,201	1,377,415
First Community Corp/SC	15,115	435,614
First Financial Bancorp	195,142	5,477,636
First Financial Bankshares Inc	240,901	7,451,068
First Financial Corp	24,193	1,532,868
First Foundation Inc (c)	142,093	834,086
First Guaranty Bancshares Inc	11,502	101,333
First Hawaiian Inc	231,693	5,736,719
First Horizon Corp	921,231	21,916,085
First Internet Bancorp	14,386	291,748
First Interstate BancSystem Inc Class A	172,918	5,984,692
First Merchants Corp	114,818	4,487,087
First Mid Bancshares Inc	40,049	1,642,409
First National Corp/VA	15,305	406,348
First Northwest Bancorp	14,304	132,598
First Seacoast Bancorp Inc (c)	7,623	99,175
First United Corp	11,270	399,747
First US Bancshares Inc	9,589	146,520
First Western Financial Inc (c)	12,849	324,951
Firstsun Capital Bancorp (c)	20,398	743,915
Five Star Bancorp	29,908	1,164,318
Flagstar Financial Inc	559,406	7,098,862
Flushing Financial Corp	63,570	980,885
FNB Corp/PA	661,679	11,241,926
Franklin Financial Services Corp	8,122	418,121
FS Bancorp Inc	13,188	521,058
Fulton Financial Corp	332,128	6,792,018
FVCBankcorp Inc	26,315	406,304
GBank Financial Holdings Inc (c)	17,769	536,801
German American Bancorp Inc	68,742	2,841,794
Glacier Bancorp Inc	238,761	10,861,238
Great Southern Bancorp Inc	16,184	995,802
Greene County Bancorp Inc	12,706	280,421
Hancock Whitney Corp	155,918	10,260,964
Hanmi Financial Corp	55,980	1,461,638
Hanover Bancorp Inc	8,140	168,335
Hawthorn Bancshares Inc	11,701	386,016
HBT Financial Inc	22,908	617,600
Heritage Commerce Corp	116,219	1,444,602
Heritage Financial Corp Wash	63,813	1,685,301
Hilltop Holdings Inc	84,310	3,155,723
Hingham Institution For Savings The	3,437	959,335
Home Bancorp Inc	12,913	763,158
Home BancShares Inc/AR	336,918	9,251,768
Home Federal Bancorp Inc of Louisiana	1,368	26,115
HomeTrust Bancshares Inc	25,500	1,074,570
Hope Bancorp Inc	230,352	2,593,764
Horizon Bancorp Inc/IN	91,697	1,544,177
Huntington Bancshares Inc/OH	3,812,929	64,057,207
IF Bancorp Inc	4,279	118,742
Independent Bank Corp	91,147	7,115,846
Independent Bank Corp/MI	39,300	1,365,675
International Bancshares Corp	101,076	6,783,210
Investar Holding Corp	15,835	447,022
Isabella Bank Corp	14,188	674,781
John Marshall Bancorp Inc	21,866	419,827
JPMorgan Chase & Co	5,092,632	1,529,317,390
Kearny Financial Corp/MD	107,827	824,877
KeyCorp	1,737,952	36,045,124
Lake Shore Bancorp Inc/MD	5,546	85,852
Lakeland Financial Corp	47,290	2,747,076
Landmark Bancorp Inc/Manhattan KS	8,002	221,975
LCNB Corp	24,308	412,993
LINKBANCORP Inc	50,491	436,747
Live Oak Bancshares Inc	64,415	2,336,332
M&T Bank Corp	287,322	62,343,128
Magyar Bancorp Inc	10,824	189,636
MainStreet Bancshares Inc	11,687	259,451
Mechanics Bancorp Class A (b)	100,365	1,431,205
Mercantile Bank Corp	29,901	1,544,686
Meridian Corp	17,494	340,083
Metrocity Bankshares Inc	32,714	919,263
Metropolitan Bank Holding Corp	20,863	1,755,621
Mid Penn Bancorp Inc	39,426	1,268,334
Middlefield Banc Corp	13,457	453,097
Midland States Bancorp Inc	41,457	917,443
MVB Financial Corp	21,636	584,172
National Bank Holdings Corp Class A	69,837	2,792,782
National Bankshares Inc VA	12,373	464,606
NB Bancorp Inc	78,474	1,674,635
Nbt Bancorp Inc	95,866	4,095,396
Nicolet Bankshares Inc	36,136	5,520,135
Northeast Bank	12,943	1,435,120
Northeast Community Bancorp Inc	25,034	605,823
Northfield Bancorp Inc	69,313	924,635
Northpointe Bancshares Inc	18,533	334,706
Northrim BanCorp Inc	41,672	978,875
Northwest Bancshares Inc	267,253	3,327,300
Norwood Financial Corp	18,213	529,270
NSTS Bancorp Inc (c)	7,574	92,782
Oak Valley Bancorp	12,213	390,816
OceanFirst Financial Corp	106,896	1,930,542
Ohio Valley Banc Corp	7,072	301,479
Old National Bancorp/IN	647,633	14,960,322
Old Second Bancorp Inc	103,782	2,037,241
OP Bancorp	20,783	277,661
OptimumBank Holdings Inc (c)	18,777	99,894
Orange County Bancorp Inc	17,236	572,408
Origin Bancorp Inc	53,779	2,237,206
Orrstown Financial Services Inc	36,730	1,320,076
Park National Corp	26,454	4,352,477
Parke Bancorp Inc	18,985	528,922
Pathfinder Bancorp Inc	4,793	62,932
Pathward Financial Inc	43,043	3,907,874
Patriot National Bancorp Inc (c)	143,940	179,925
PCB Bancorp	21,143	472,757
Peapack-Gladstone Financial Corp	28,908	968,129
Peoples Bancorp Inc/OH	64,601	2,084,674
Peoples Bancorp of North Carolina Inc	9,600	366,816
Peoples Financial Services Corp	17,818	955,045
Pinnacle Financial Partners Inc	279,221	25,342,098
Pioneer Bancorp Inc/NY (c)	18,207	256,901
Plumas Bancorp	11,284	567,585
PNC Financial Services Group Inc/The	733,956	155,855,557
Ponce Financial Group Inc (c)	42,326	687,798
Preferred Bank/Los Angeles CA	22,657	1,987,472
Primis Financial Corp	38,381	507,013
Princeton Bancorp Inc	9,835	334,095
Prosperity Bancshares Inc	178,054	12,529,660
Provident Financial Holdings Inc	11,029	176,464
Provident Financial Services Inc	238,938	5,027,256
QCR Holdings Inc	30,682	2,653,993
RBB Bancorp	24,924	535,866
Red River Bancshares Inc	8,311	737,186
Regions Financial Corp	1,641,214	45,674,986
Renasant Corp	178,318	6,713,673
Republic Bancorp Inc/KY Class A	17,878	1,233,582
Rhinebeck Bancorp Inc (c)	3,517	56,272
Richmond Mutual BanCorp Inc	20,018	270,243
Riverview Bancorp Inc	35,663	190,797
S&T Bancorp Inc	70,401	2,943,466
SB Financial Group Inc	12,792	265,562
Seacoast Banking Corp of Florida	187,058	5,821,245
ServisFirst Bancshares Inc	93,232	7,552,724
Shore Bancshares Inc	58,070	1,078,941
Sierra Bancorp	23,297	838,226
Simmons First National Corp Class A	262,340	5,223,189
SmartFinancial Inc	26,343	1,032,909
Sound Financial Bancorp Inc	4,037	171,451
South Plains Financial Inc	21,794	892,682
Southern First Bancshares Inc (c)	14,226	794,380
Southern Missouri Bancorp Inc	17,311	1,071,724
Southside Bancshares Inc	53,412	1,672,864
SOUTHSTATE BANK CORP	186,947	18,446,060
SR Bancorp Inc (b)	16,111	266,637
Stellar Bancorp Inc	87,286	3,287,191
Sterling Bancorp Inc/MI (c)(d)	35,279	0
Stock Yards Bancorp Inc	49,650	3,184,551
Summit State Bank (c)	8,615	112,598
Texas Capital Bancshares Inc (c)	83,750	7,981,375
Texas Community Bancshares Inc	814	13,446
TFS Financial Corp	103,533	1,451,533
Third Coast Bancshares Inc (c)	23,886	946,124
Timberland Bancorp Inc/WA	13,468	512,861
Tompkins Financial Corp	23,195	1,779,288
Towne Bank/Portsmouth VA	135,691	4,648,774
TriCo Bancshares	60,430	2,887,345
Triumph Financial Inc (c)	41,348	2,309,699
Truist Financial Corp	2,394,634	118,079,403
TrustCo Bank Corp NY	35,680	1,547,442
Trustmark Corp	111,180	4,735,156
UMB Financial Corp	134,118	15,541,594
Union Bankshares Inc/Morrisville VT	6,798	158,054
United Bancorp Inc/OH	8,794	131,031
United Bankshares Inc/WV	261,542	10,801,685
United Community Bank/SC	228,164	7,340,036
United Security Bancshares/Fresno CA	25,559	265,558
Unity Bancorp Inc	11,573	615,568
Univest Financial Corp	53,490	1,794,590
US Bancorp	2,908,937	159,002,496
USCB Financial Holdings Inc	18,937	358,477
Valley National Bancorp	893,254	11,263,933
Virginia National Bankshares Corp	8,705	337,058
WaFd Inc	149,429	4,656,208
Washington Trust Bancorp Inc	36,835	1,240,971
Webster Financial Corp	303,269	21,874,793
Wells Fargo & Co	5,872,288	478,297,858
WesBanco Inc	186,962	6,519,365
West BanCorp Inc	28,610	696,654
Westamerica BanCorp	49,252	2,494,614
Western Alliance Bancorp	194,155	15,594,530
Western New England Bancorp Inc	34,619	444,854
Winchester Bancorp Inc	924	12,103
Wintrust Financial Corp	125,493	18,078,522
WSFS Financial Corp	104,560	6,640,606
Zions Bancorp NA	274,727	15,736,363
		4,600,344,723
Capital Markets - 3.1%
Acadian Asset Management Inc	49,226	2,651,312
Aether Holdings Inc (c)	2,208	7,904
Affiliated Managers Group Inc	52,639	16,117,009
ALT5 Sigma Corp (b)(c)	233,323	324,319
AlTi Global Inc Class A (b)(c)	114,151	505,689
Ameriprise Financial Inc	173,932	81,768,912
Ares Management Corp Class A	385,620	43,193,296
Artisan Partners Asset Management Inc Class A	130,714	5,265,160
AtlasClear Holdings Inc (c)	226,044	53,572
Bakkt Inc Class A (b)(c)	22,348	213,647
Bank of New York Mellon Corp/The	1,304,482	155,363,806
Beneficient Class A (b)(c)	25,247	117,651
BGC Group Inc Class A	671,666	6,394,260
Binah Capital Group Inc (b)(c)	3,616	7,882
Blackrock Inc	269,969	287,039,140
Blackstone Inc	1,381,881	156,663,849
Blue Owl Capital Inc Class A	1,184,728	12,498,880
BRC Group Holdings Inc (b)(c)	32,079	206,910
Carlyle Group Inc/The	485,874	25,260,589
Cboe Global Markets Inc	195,664	58,644,414
CGrowth Capital Inc (b)(c)	57,505	85
Charles Schwab Corp/The	3,124,409	297,443,737
CME Group Inc Class A	674,613	215,538,854
Cohen & Co Inc	1,742	25,242
Cohen & Steers Inc	50,762	3,394,455
Coinbase Global Inc Class A (c)	427,189	75,121,186
Diamond Hill Investment Group Inc	4,926	846,632
DigitalBridge Group Inc Class A	311,327	4,810,002
Dominari Holdings Inc (b)	12,013	36,399
Donnelley Financial Solutions Inc (c)	51,069	2,541,193
Evercore Inc Class A	72,251	22,313,999
FactSet Research Systems Inc	70,015	15,179,952
Federated Hermes Inc Class B	136,723	7,657,855
Fold Holdings Inc Class A (b)(c)	24,546	36,574
Forge Global Holdings Inc Class A (c)	16,702	751,590
Franklin Resources Inc	576,225	15,293,012
Galaxy Digital Inc Class A (b)	358,445	7,380,383
GCM Grosvenor Inc Class A	100,840	1,167,727
Gemini Space Station Inc Class A (b)	34,948	210,736
Goldman Sachs Group Inc/The	560,971	482,193,842
Great Elm Group Inc (c)	40,747	83,531
Hamilton Lane Inc Class A	76,936	8,073,664
Hennessy Advisors Inc	8,593	86,360
Heritage Global Inc (c)	65,633	86,636
Houlihan Lokey Inc Class A	101,728	16,659,995
Innventure Inc (b)(c)	53,426	151,730
Interactive Brokers Group Inc Class A	832,666	59,277,493
Intercontinental Exchange Inc	1,066,956	175,119,488
Invesco Ltd	833,440	21,886,134
Janus Henderson Group PLC	230,297	11,998,474
Jefferies Financial Group Inc	308,676	13,705,214
KKR & Co Inc Class A	1,283,665	112,551,747
Lazard Inc	212,296	10,742,178
LPL Financial Holdings Inc	149,636	44,947,662
MarketAxess Holdings Inc	69,332	13,311,744
MarketWise Inc Class A	2,842	39,845
Marygold Cos Inc/The (c)	26,707	27,722
Miami International Holdings Inc	40,766	1,736,632
Moelis & Co Class A	139,122	8,258,282
Moody's Corp	287,040	137,087,434
Morgan Stanley	2,258,956	376,138,764
Morningstar Inc	44,604	8,168,777
MSCI Inc	140,600	80,399,298
Nasdaq Inc	844,626	73,972,345
Netcapital Inc (c)	4,646	2,375
Northern Trust Corp	353,630	50,600,917
Open Lending Corp (c)	194,908	259,228
Oppenheimer Holdings Inc Class A	10,956	945,393
Perella Weinberg Partners Class A	124,875	2,311,436
Piper Sandler Cos	30,976	9,154,957
PJT Partners Inc Class A	45,170	6,670,706
Raymond James Financial Inc	329,593	50,454,096
Ridgepost Capital Inc Class A	122,115	985,468
Robinhood Markets Inc Class A (c)	1,471,946	111,647,104
S&P Global Inc	579,987	256,284,656
SEI Investments Co	173,714	14,126,422
Siebert Financial Corp (c)	38,204	72,588
Silvercrest Asset Management Group Inc Class A	18,438	280,350
State Street Corp	521,790	67,112,630
StepStone Group Inc Class A	135,337	5,838,438
Stifel Financial Corp	284,733	21,084,479
StoneX Group Inc (c)	86,875	11,076,563
Strive Inc Class A (b)(c)	81,921	650,453
T Rowe Price Group Inc	409,244	38,726,760
TPG Inc Class A	240,105	10,425,359
Tradeweb Markets Inc Class A	218,229	26,897,815
US Global Investors Inc Class A	31,943	106,370
Value Line Inc	1,287	47,284
Victory Capital Holdings Inc Class A	90,695	6,274,280
Virtu Financial Inc Class A	149,989	6,211,044
Virtus Invt Partners Inc	12,281	1,699,199
Westwood Holdings Group Inc	12,143	203,517
WisdomTree Inc	217,438	3,720,364
		3,882,623,056
Consumer Finance - 0.6%
Ally Financial Inc	524,972	20,704,896
American Express Co	1,005,030	310,453,767
Atlanticus Holdings Corp (c)	10,581	553,492
Bread Financial Holdings Inc	85,505	6,058,884
Capital One Financial Corp	1,189,511	232,715,932
Consumer Portfolio Services Inc (c)	15,763	127,680
Credit Acceptance Corp (b)(c)	11,606	5,491,727
Dave Inc Class A (c)	20,586	3,978,656
DeFi Development Corp (b)(c)	46,714	162,565
Encore Capital Group Inc (c)	43,201	2,950,196
Enova International Inc (c)	46,212	6,425,779
EZCORP Inc Class A (c)	108,534	2,879,407
Figure Technology Solutions Inc Class A (b)	59,490	1,503,907
FirstCash Holdings Inc	72,354	13,949,128
Green Dot Corp Class A (c)	97,392	1,125,852
Jefferson Capital Inc	31,872	657,519
Katapult Holdings Inc Class A (b)(c)	8,286	51,041
LendingClub Corp (c)	221,170	3,297,645
Lendingtree Inc (c)	20,611	770,233
Medallion Financial Corp	33,784	340,881
Navient Corp	129,813	1,141,056
Nelnet Inc Class A	26,300	3,404,798
NerdWallet Inc Class A (c)	66,063	716,784
OneMain Holdings Inc	220,244	12,117,825
Oportun Financial Corp (c)	77,199	399,891
OppFi Inc Class A	53,343	489,689
PRA Group Inc (c)	72,707	1,145,135
PROG Holdings Inc	75,303	2,651,419
Regional Management Corp	17,291	550,200
SLM Corp	380,115	7,123,355
SoFi Technologies Inc Class A (c)	2,365,702	42,014,868
Synchrony Financial	673,092	46,517,388
Upstart Holdings Inc (b)(c)	158,828	4,324,886
Vroom Inc (c)	1,721	25,866
World Acceptance Corp (c)	5,846	788,508
		737,610,855
Financial Services - 3.4%
Acacia Research Corp (b)(c)	67,064	280,998
Affirm Holdings Inc Class A (c)	542,161	25,470,724
Alerus Financial Corp	50,878	1,212,932
Apollo Global Management Inc	869,936	90,995,306
Beeline Holdings Inc (c)	40,997	114,792
Berkshire Hathaway Inc Class B (c)	3,430,024	1,731,990,619
Better Home & Finance Holding Co Class A (b)(c)	13,189	433,918
Block Inc Class A (c)	1,024,443	65,257,019
Cannae Holdings Inc	96,084	1,172,225
Cantaloupe Inc (c)	106,124	1,107,935
Cass Information Systems Inc	22,923	1,017,323
Chime Financial Inc Class A (c)	65,535	1,450,290
Corebridge Financial Inc	499,455	12,905,917
Corpay Inc (c)	131,019	42,594,277
Enact Holdings Inc	52,744	2,206,809
Equitable Holdings Inc	536,785	21,589,493
Essent Group Ltd	181,361	11,034,003
Euronet Worldwide Inc (c)	73,422	5,106,500
Federal Agricultural Mortgage Corp Class A	333	41,625
Federal Agricultural Mortgage Corp Class C	18,295	2,884,390
Fidelity National Information Services Inc	971,825	49,524,202
Finance of America Cos Inc Class A (c)	10,889	210,702
Fiserv Inc (c)	1,008,626	62,827,314
Flywire Corp (c)	203,358	2,503,337
Global Payments Inc	442,308	33,818,870
HA Sustainable Infrastructure Capital Inc	237,159	8,661,047
Halo Spin-Out SPV Inc Class A (d)	408	0
International Money Express Inc (c)	54,890	866,164
Jack Henry & Associates Inc	134,964	21,926,251
Jackson Financial Inc	126,666	13,867,394
loanDepot Inc Class A (c)	178,768	370,050
Marqeta Inc Class A (c)	717,651	2,755,780
Mastercard Inc Class A	1,533,650	793,219,117
Merchants Bancorp/IN	56,237	2,377,700
MGIC Investment Corp	415,315	11,018,307
NCR Atleos Corp (c)	136,746	6,055,113
NewtekOne Inc	47,815	587,168
NMI Holdings Inc (c)	143,509	5,641,339
Onity Group Inc (c)	11,445	479,660
Paymentus Holdings Inc Class A (c)	96,559	2,362,799
Payoneer Global Inc (c)	551,510	2,382,523
PayPal Holdings Inc	1,749,799	80,858,212
Paysign Inc (c)	59,983	212,940
PennyMac Financial Services Inc	54,024	4,966,426
Priority Technology Holdings Inc (c)	53,791	298,540
Radian Group Inc	254,277	8,777,642
Remitly Global Inc (c)	320,775	5,356,943
Repay Holdings Corp Class A (c)	140,043	389,320
Rocket Cos Inc Class A	1,813,385	32,985,473
Ryvyl Inc (b)(c)	249	1,463
Security National Financial Corp Class A	23,382	211,841
Sezzle Inc (b)(c)	31,540	2,300,843
SHF Holdings Inc Class A (c)	645	598
Shift4 Payments Inc Class A (b)(c)	126,086	5,556,610
Sui Group Holdings Ltd (c)	55,731	70,220
SWK Holdings Corp	6,159	101,130
Toast Inc Class A (c)	876,395	23,934,347
Usio Inc (c)	20,039	27,052
UWM Holdings Corp Class A	462,216	2,038,373
Velocity Financial Inc (c)	17,306	321,719
Visa Inc Class A	3,156,890	1,010,646,765
Voya Financial Inc	177,014	11,838,696
Walker & Dunlop Inc	64,493	2,967,323
Waterstone Financial Inc	32,484	578,540
Western Union Co/The (b)	595,522	5,734,877
WEX Inc (c)	64,362	9,602,167
XBP Global Holdings Inc Class A (c)	23,990	174,887
		4,250,274,879
Insurance - 1.8%
Abacus Global Management Inc Class A (b)	64,077	585,023
AFLAC Inc	882,458	99,655,982
Allstate Corp/The	489,582	105,025,131
American Coastal Insurance Corp	46,264	526,947
American Financial Group Inc/OH	129,699	17,247,373
American Integrity Insurance Group Inc	14,507	295,363
American International Group Inc	1,008,574	81,180,121
Amerisafe Inc	36,067	1,173,260
Aon PLC	402,179	134,918,989
Arch Capital Group Ltd (c)	675,395	67,640,809
Arthur J Gallagher & Co	480,901	109,741,608
Assurant Inc	93,720	21,517,175
Assured Guaranty Ltd	80,453	6,935,853
Ategrity Specialty Holdings LLC	14,910	329,809
Axis Capital Holdings Ltd	143,762	15,198,519
Baldwin Insurance Group Inc/The Class A (c)	133,141	3,092,865
Bowhead Specialty Holdings Inc (c)	33,907	858,864
Brighthouse Financial Inc (c)	106,652	6,396,987
Brown & Brown Inc	551,797	39,630,061
Chubb Ltd	684,093	233,179,940
Cincinnati Financial Corp	291,777	47,845,592
Citizens Inc/TX Class A (c)	81,619	442,375
CNA Financial Corp	40,729	1,955,807
CNO Financial Group Inc	180,859	7,561,715
Crawford & Co Class A	26,570	285,893
Crawford & Co Class B	15,656	155,621
Donegal Group Inc Class A	32,014	564,087
eHealth Inc (c)	55,324	71,921
Employers Holdings Inc	46,184	1,909,708
Erie Indemnity Co Class A	47,829	12,887,046
Everest Group Ltd	78,429	26,312,145
F&G Annuities & Life Inc	70,564	1,598,275
FG Nexus Inc (c)	15,241	102,267
FG Nexus Inc rights (b)(c)(d)	1,720	0
Fidelity National Financial Inc	477,114	25,229,788
First American Financial Corp	190,990	13,390,309
Genworth Financial Inc Class A (c)	738,886	6,236,198
Globe Life Inc	148,519	21,573,870
GoHealth Inc Class A (c)	8,682	11,893
Goosehead Insurance Inc Class A (c)	46,943	2,544,311
Greenlight Capital Re Ltd Class A (c)	46,401	658,430
Hagerty Inc Class A (c)	71,525	839,704
Hanover Insurance Group Inc/The	66,891	12,082,521
Hartford Insurance Group Inc/The	520,537	73,307,226
HCI Group Inc	20,145	3,553,981
Health In Tech Inc Class A (b)(c)	18,720	26,394
Heritage Insurance Holdings Inc (c)	41,965	1,169,565
Hippo Holdings Inc (c)	38,446	1,105,707
Horace Mann Educators Corp	75,304	3,276,477
Investors Title Co	2,825	652,293
James River Group Holdings Inc	83,371	583,597
Kemper Corp	110,320	3,565,542
Kingstone Cos Inc	19,682	324,359
Kinsale Capital Group Inc	41,375	16,122,596
Lemonade Inc (b)(c)	118,708	6,141,952
Lincoln National Corp	315,752	10,830,294
Loews Corp	315,802	34,744,536
Markel Group Inc (c)	23,564	48,835,683
Marsh & McLennan Cos Inc	916,570	171,160,282
MBIA Inc (c)	85,923	562,796
Mercury General Corp	49,206	4,457,079
MetLife Inc	1,036,068	74,669,421
Neptune Insurance Holdings Inc Class A	35,375	736,508
NI Holdings Inc (c)	13,786	183,078
Octave Specialty Group Inc (c)	88,388	472,876
Old Republic International Corp	426,451	18,281,954
Oscar Health Inc Class A (b)(c)	404,944	5,523,436
Palomar Hldgs Inc (c)	49,295	6,098,284
Primerica Inc	59,726	15,150,097
Principal Financial Group Inc	373,619	35,650,725
ProAssurance Corp (c)	94,512	2,320,270
Progressive Corp/The	1,097,072	234,400,404
Prudential Financial Inc	655,125	64,451,198
Reinsurance Group of America Inc	122,772	26,485,604
Reliance Global Group Inc	2,613	696
RLI Corp	171,190	10,668,561
Root Inc/OH Class A (b)(c)	25,406	1,318,063
Ryan Specialty Holdings Inc Class A	211,238	8,312,215
Safety Insurance Group Inc	27,687	2,149,342
Selective Insurance Group Inc	112,495	9,454,080
Selectquote Inc (c)	262,080	225,415
SiriusPoint Ltd (c)	194,254	4,106,530
Skyward Specialty Insurance Group Inc (c)	70,914	3,295,374
Slide Insurance Holdings Inc (c)	44,781	850,839
Stewart Information Services Corp	52,248	3,709,086
Tiptree Inc Class A	44,144	751,772
Travelers Companies Inc/The	416,957	128,689,608
Trupanion Inc (c)	62,029	1,646,250
TWFG Inc Class A (c)	27,106	551,607
United Fire Group Inc	40,455	1,572,081
Universal Insurance Holdings Inc	48,573	1,708,312
Unum Group	288,039	20,661,037
W R Berkley Corp	562,175	40,307,948
White Mountains Insurance Group Ltd	4,602	10,218,787
Willis Towers Watson PLC	179,015	54,630,008
		2,299,061,980
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (c)	10,379	192,115
Adamas Trust Inc	160,825	1,325,198
AGNC Investment Corp	2,006,609	22,494,087
Angel Oak Mortgage REIT Inc	27,616	236,945
Annaly Capital Management Inc	1,273,652	29,599,672
Apollo Commercial Real Estate Finance Inc	240,065	2,544,689
Arbor Realty Trust Inc (b)	374,320	2,968,358
Ares Commercial Real Estate Corp (b)	100,947	506,754
ARMOUR Residential REIT Inc	213,122	3,825,540
Blackstone Mortgage Trust Inc Class A	291,504	5,599,792
Brightspire Capital Inc Class A	238,541	1,385,923
Cherry Hill Mortgage Investment Corp	71,737	188,668
Chimera Investment Corp	153,934	2,095,042
Claros Mortgage Trust Inc (c)	227,855	544,573
Dynex Capital Inc	280,906	3,941,111
Ellington Financial Inc	191,013	2,372,381
Franklin BSP Realty Trust Inc	163,975	1,497,092
Granite Point Mortgage Trust Inc	90,427	157,343
Invesco Mortgage Capital Inc	136,877	1,153,873
Kkr Real Estate Finance Trust Inc	104,101	723,502
Ladder Capital Corp Class A	207,345	2,150,168
Lument Finance Trust Inc	77,668	107,182
Manhattan Bridge Capital Inc	17,917	78,834
MFA Financial Inc	202,729	2,049,590
Nexpoint Real Estate Finance Inc	13,719	199,063
Orchid Island Capital Inc	330,557	2,459,344
Pennymac Mortgage Investment Trust	166,366	2,039,647
Ready Capital Corp	315,698	584,041
Redwood Trust Inc	247,332	1,496,359
Rithm Capital Corp	1,034,760	10,399,338
Rithm Property Trust Inc	14,023	204,175
Sachem Capital Corp	94,175	96,059
Seven Hills Realty Trust	51,192	438,204
Starwood Property Trust Inc	644,987	11,487,218
Sunrise Realty Trust Inc	17,488	163,863
TPG Mortgage Investment Trust Inc	61,493	497,478
TPG RE Finance Trust Inc	157,554	1,332,907
Two Harbors Investment Corp	192,142	1,984,827
		121,120,955
TOTAL FINANCIALS		15,891,036,448
Health Care - 10.3%
Biotechnology - 2.4%
4D Molecular Therapeutics Inc (c)	76,729	741,202
AbbVie Inc	3,307,099	767,511,537
Abeona Therapeutics Inc (b)(c)	98,619	504,929
Absci Corp (c)	240,197	658,140
ABVC BioPharma Inc (c)	31,053	40,679
ACADIA Pharmaceuticals Inc (c)	231,468	5,684,854
Achieve Life Sciences Inc (b)(c)	97,174	443,113
Acrivon Therapeutics Inc (c)	24,809	37,462
Actinium Pharmaceuticals Inc (c)	52,287	61,699
Actuate Therapeutics Inc (c)	13,591	50,830
Acumen Pharmaceuticals Inc (c)	59,602	187,150
Acurx Pharmaceuticals Inc (c)	1,001	1,512
Adicet Bio Inc (c)	17,363	125,882
ADMA Biologics Inc (c)	441,951	6,881,177
Adverum Biotechnologies Inc rights (b)(c)(d)	29,224	0
AEON Biopharma Inc Class A (c)	3,072	3,441
Agenus Inc (b)(c)	60,552	201,638
Agios Pharmaceuticals Inc (c)	108,975	3,294,314
Akebia Therapeutics Inc (c)	466,701	611,378
Alaunos Therapeutics Inc (c)	2,376	7,579
Aldeyra Therapeutics Inc (c)	85,509	466,879
Alector Inc (c)	163,064	396,246
Aligos Therapeutics Inc Class A (c)	7,553	53,098
Alkermes PLC (c)	308,500	9,285,850
Allarity Therapeutics Inc (c)	22,166	21,503
Allogene Therapeutics Inc (b)(c)	325,681	905,393
Alnylam Pharmaceuticals Inc (c)	247,151	82,281,511
Altimmune Inc (b)(c)	199,312	859,035
ALX Oncology Holdings Inc (c)	77,665	163,873
Amgen Inc	1,007,776	391,178,333
Amicus Therapeutics Inc (c)	578,504	8,313,102
AnaptysBio Inc (c)	37,064	2,040,373
Anavex Life Sciences Corp (b)(c)	156,296	692,391
Anika Therapeutics Inc (c)	26,302	377,697
Anixa Biosciences Inc (c)	52,694	157,028
Annexon Inc (c)	262,529	1,470,162
Annovis Bio Inc (b)(c)	34,459	92,350
Apellis Pharmaceuticals Inc (b)(c)	191,001	4,003,381
Apogee Therapeutics Inc (c)	92,043	6,443,010
AquaBounty Technologies Inc (c)	4,333	4,203
Arbutus Biopharma Corp (b)(c)	280,868	1,308,845
Arcellx Inc (b)(c)	82,271	9,361,617
Arcturus Therapeutics Holdings Inc (b)(c)	46,499	382,687
Arcus Biosciences Inc (c)	158,849	3,235,754
Arcutis Biotherapeutics Inc (c)	210,000	5,663,700
Ardelyx Inc (c)	450,113	2,948,240
Armata Pharmaceuticals Inc (c)	17,296	186,105
ArriVent Biopharma Inc (c)	59,361	1,363,522
Arrowhead Pharmaceuticals Inc (c)	257,673	16,302,971
ARS Pharmaceuticals Inc (b)(c)	124,664	1,156,882
Assembly Biosciences Inc (c)	21,252	634,160
Atara Biotherapeutics Inc (b)(c)	10,479	56,796
Atossa Therapeutics Inc (c)	14,382	63,712
Atrium Therapeutics Inc	26,529	391,303
aTyr Pharma Inc (b)(c)	168,117	161,359
Aura Biosciences Inc (c)	122,554	721,843
Avalo Therapeutics Inc (c)	24,839	434,683
Avidity Biosciences Inc (c)	265,295	19,101,240
Avita Medical Inc (b)(c)	49,901	251,002
Beam Therapeutics Inc (c)	184,503	5,250,955
Beyondspring Inc (b)(c)	66,108	89,246
Bicara Therapeutics Inc (c)	60,560	1,016,197
bioAffinity Technologies Inc (c)	456	483
BioAtla Inc (c)	80,516	19,920
BioCardia Inc (c)	3,237	4,176
BioCryst Pharmaceuticals Inc (c)	438,972	3,841,005
Biogen Inc (c)	274,195	52,596,085
Biohaven Ltd (c)	211,030	2,431,066
BioMarin Pharmaceutical Inc (c)	361,655	22,324,963
Biomea Fusion Inc (b)(c)	109,135	149,515
BioRestorative Therapies Inc (b)(c)	13,405	3,062
BioVie Inc (c)	2,401	3,313
Bioxcel Therapeutics Inc (b)(c)	34,237	57,176
Black Diamond Therapeutics Inc (b)(c)	78,981	195,083
Bolt Biotherapeutics Inc (c)	5,348	24,173
Bone Biologics Corp (c)	656	768
Boundless Bio Inc (c)	8,946	10,377
Bridgebio Pharma Inc (c)	317,784	21,126,280
C4 Therapeutics Inc (c)	154,473	417,077
Cabaletta Bio Inc (b)(c)	173,223	575,100
Calidi Biotherapeutics Inc (b)(c)	5,150	4,092
CAMP4 Therapeutics Corp (c)	61,034	274,043
Candel Therapeutics Inc (b)(c)	66,601	349,655
Canton Strategic Holdings Inc (b)(c)	63,047	319,648
Capricor Therapeutics Inc (b)(c)	85,079	2,376,256
Cardiff Oncology Inc (b)(c)	114,137	221,426
Cardio Diagnostics Holdings Inc (b)(c)	2,251	14,744
CareDx Inc (c)	100,679	1,888,738
Caribou Biosciences Inc (c)	148,803	282,726
Carisma Therapeutics Inc rights (c)(d)	335,306	3
Cartesian Therapeutics Inc (b)(c)	15,896	120,651
Cartesian Therapeutics Inc rights (c)(d)	188,029	54,528
Catalyst Pharmaceuticals Inc (c)	216,060	4,986,665
CEL-SCI Corp (c)	11,520	49,075
Celcuity Inc (c)	68,273	7,626,777
Celldex Therapeutics Inc (c)	128,006	3,851,701
Cellectar Biosciences Inc (b)(c)	2,064	6,749
Celularity Inc Class A (c)	20,677	25,433
Century Therapeutics Inc (c)	94,676	219,648
CervoMed Inc (b)(c)	9,020	35,990
CG oncology Inc (c)	129,358	7,606,250
Chinook Therapeutics Inc rights (c)(d)	14,580	0
Cibus Inc Class A (c)	45,536	168,028
Citius Oncology Inc Class A (c)	26,290	29,445
Clene Inc (b)(c)	11,366	59,387
Climb Bio Inc (c)	46,916	335,449
Coeptis Therapeutics Holdings Inc (b)(c)	6,214	74,785
Cogent Biosciences Inc (c)	288,376	11,203,408
Coherus Oncology Inc (b)(c)	240,149	401,049
Compass Therapeutics Inc (c)	278,340	1,572,621
Corbus Pharmaceuticals Holdings Inc (c)	27,193	233,044
Corvus Pharmaceuticals Inc (c)	135,399	2,472,386
Coya Therapeutics Inc (c)	24,066	119,367
Creative Medical Technology Holdings Inc (b)(c)	1,551	2,807
Crescent Biopharma Inc (c)	12,699	153,531
Cue Biopharma Inc (c)	139,860	39,175
Cullinan Therapeutics Inc (c)	97,554	1,512,087
Curis Inc (c)	10,208	11,637
Cyclerion Therapeutics Inc (b)(c)	2,260	3,051
Cypherpunk Technologies Inc (b)(c)	89,230	55,688
Cyteir Therapeutics Inc (c)(d)	15,830	0
Cytokinetics Inc (c)	227,934	14,182,053
CytomX Therapeutics Inc (c)	247,486	1,329,000
Day One Biopharmaceuticals Inc (c)	133,359	1,413,605
Denali Therapeutics Inc (c)	274,432	5,812,470
Design Therapeutics Inc (c)	53,096	554,322
DiaMedica Therapeutics Inc (c)	60,738	482,867
Dianthus Therapeutics Inc (b)(c)	54,620	3,014,478
Dianthus Therapeutics Inc rights (c)(d)	49,503	0
Disc Medicine Inc (c)	59,678	3,975,748
Dogwood Therapeutics Inc (c)	2,294	6,538
Dogwood Therapeutics Inc (CVR) (b)(c)(d)	776	0
Dyadic International Inc (c)	37,314	29,068
Dyne Therapeutics Inc (c)	267,000	4,170,540
Edesa Biotech Inc (b)(c)	1,203	2,647
Editas Medicine Inc (c)	173,990	382,778
Eledon Pharmaceuticals Inc (c)	123,274	322,978
Elicio Therapeutics Inc (b)(c)	21,289	276,544
Elutia Inc (c)	44,700	51,405
Emergent BioSolutions Inc (c)	97,545	794,992
Enanta Pharmaceuticals Inc (c)	45,504	650,707
Entrada Therapeutics Inc (c)	41,188	491,373
Equillium Inc (b)(c)	54,720	99,590
Erasca Inc (c)	439,294	6,000,756
Ernexa Therapeutics Inc (c)	136	39
Estrella Immunopharma Inc (b)(c)	16,762	20,450
Ethzilla Corp (b)(c)	27,025	95,398
Evommune Inc (b)	18,157	472,082
Exact Sciences Corp (c)	354,966	36,696,385
Exagen Inc (c)	25,808	93,425
Exelixis Inc (c)	503,485	22,183,549
Exicure Inc (c)	4,731	17,694
eXoZymes Inc (c)	2,018	17,173
Fate Therapeutics Inc (c)	164,955	244,133
Fibrobiologics Inc (c)	45,321	14,892
Foghorn Therapeutics Inc (c)	62,113	352,802
Forte Biosciences Inc (c)	20,327	614,282
Fortress Biotech Inc (b)(c)	49,359	168,808
Gain Therapeutics Inc (b)(c)	57,335	149,644
Galectin Therapeutics Inc (b)(c)	95,489	284,557
Genelux Corp (c)	62,137	185,168
Genprex Inc (b)(c)	685	1,370
GeoVax Labs Inc (b)(c)	576	922
Geron Corp (c)	993,179	1,668,541
Gilead Sciences Inc	2,322,199	345,891,542
Gossamer Bio Inc (b)(c)	381,135	161,944
GRAIL Inc (c)	55,809	2,970,713
Greenwich Lifesciences Inc (b)(c)	12,325	341,649
GT Biopharma Inc (b)(c)	2,196	1,050
Gyre Therapeutics Inc (c)	37,509	309,075
Gyre Therapeutics Inc rights (c)(d)	35,667	0
Halozyme Therapeutics Inc (c)	219,265	15,245,495
HCW Biologics Inc (c)	726	392
Heron Therapeutics Inc (b)(c)	318,641	379,183
Humacyte Inc Class A (b)(c)	276,545	308,348
Hyperliquid Strategies Inc	2,169	8,850
iBio Inc (c)	45,011	126,931
Ideaya Biosciences Inc (c)	164,819	5,307,172
Immix Biopharma Inc (b)(c)	38,012	306,757
ImmuCell Corp (c)	13,563	89,109
Immuneering Corp (c)	103,064	514,289
Immunic Inc (b)(c)	292,538	298,389
ImmunityBio Inc (b)(c)	566,302	5,538,434
Immunome Inc (c)	192,296	4,203,591
Immunovant Inc (c)	141,951	3,936,301
Imunon Inc	1,776	5,772
IN8bio Inc (c)	2,040	3,509
Incyte Corp (c)	308,922	31,284,531
Indaptus Therapeutics Inc (c)	462	966
Inhibikase Therapeutics Inc (b)(c)	52,374	107,367
Inhibrx Biosciences Inc (c)	17,781	1,318,106
Inmune Bio Inc (b)(c)	29,204	37,673
Inovio Pharmaceuticals Inc (b)(c)	104,005	188,249
Insight Molecular Diagnostics Inc (b)(c)	38,652	232,299
Insmed Inc (c)	399,393	59,641,357
Instil Bio Inc (b)(c)	6,775	60,298
Intellia Therapeutics Inc (b)(c)	214,457	2,955,217
Intensity Therapeutics Inc (c)	3,092	23,685
Invivyd Inc (c)	339,312	573,437
Ionis Pharmaceuticals Inc (c)	304,119	24,679,257
Iovance Biotherapeutics Inc (b)(c)	632,623	2,441,925
Ironwood Pharmaceuticals Inc Class A (c)	263,403	900,838
Jade Biosciences Inc	41,878	621,051
Janux Therapeutics Inc (c)	91,364	1,243,464
Jasper Therapeutics Inc Class A (c)	49,896	68,856
KALA BIO Inc (b)(c)	11,805	4,486
Kalaris Therapeutics Inc (b)(c)	9,885	103,397
KalVista Pharmaceuticals Inc (b)(c)	74,994	1,220,902
Karyopharm Therapeutics Inc (b)(c)	30,230	284,464
Keros Therapeutics Inc (c)	44,889	636,975
Kezar Life Sciences Inc (c)	10,677	71,536
Kineta Inc rights (c)(d)	58,487	0
Klotho Neurosciences Inc (c)	39,371	20,930
Kodiak Sciences Inc (c)	73,281	1,963,931
Korro Bio Inc (c)	11,313	137,227
Korro Bio Inc rights (c)(d)	54,830	0
Krystal Biotech Inc (c)	48,231	13,294,393
Kura Oncology Inc (c)	160,631	1,402,309
Kymera Therapeutics Inc (c)	114,600	10,468,710
Kyntra Bio Inc (c)	7,005	48,545
Kyverna Therapeutics Inc (b)(c)	40,308	330,929
Lantern Pharma Inc (c)	15,273	43,070
Larimar Therapeutics Inc (c)	73,253	388,973
Lexeo Therapeutics Inc (c)	116,095	833,562
Liminatus Pharma Inc	8,096	2,048
Lineage Cell Therapeutics Inc (b)(c)	438,359	841,649
Lisata Therapeutics Inc (c)	4,379	17,954
Lite Strategy Inc (c)	54,468	61,549
Lixte Biotechnology Holdings Inc (c)	8,516	24,611
Longeveron Inc (b)(c)	23,926	12,954
Lunai Bioworks Inc (c)	15,188	5,627
Lyell Immunopharma Inc (c)	25,830	619,920
MacroGenics Inc (c)	111,316	221,519
Madrigal Pharmaceuticals Inc (c)	34,874	15,065,568
MAIA Biotechnology Inc (b)(c)	50,558	114,261
MannKind Corp (c)	575,193	1,886,633
MapLight Therapeutics Inc (b)	31,912	551,120
Marker Therapeutics Inc (c)	12,811	18,960
Matinas BioPharma Holdings Inc (c)	7,652	4,652
MediciNova Inc (c)	87,575	126,984
MediPacific Inc Class A rights (c)(d)	44,132	0
Merrimack Pharmaceuticals Inc (c)(d)	28,782	0
Metagenomi Therapeutics Inc (c)	47,211	71,761
MetaVia Inc (c)	431	651
MetaVia Inc rights (c)(d)	380	0
MiMedx Group Inc (c)	215,217	1,052,411
Mineralys Therapeutics Inc (c)	103,682	3,033,735
Minerva Neurosciences Inc (c)	19,845	130,977
MiNK Therapeutics Inc (c)	1,883	20,619
Mirum Pharmaceuticals Inc (c)	82,721	7,634,321
Moderna Inc (c)	652,219	34,939,372
Moleculin Biotech Inc (c)	915	2,187
Monopar Therapeutics Inc (c)	7,192	394,158
Monte Rosa Therapeutics Inc (c)	114,900	2,039,475
Mustang Bio Inc (c)	1,077	1,088
Myriad Genetics Inc (c)	167,286	771,188
NanoViricides Inc (c)	22,129	23,235
Natera Inc (c)	258,217	53,719,465
NeuBase Therapeutics Inc (c)(d)	1,359	322
Neuphoria Therapeutics Inc (c)	2,001	8,304
Neurocrine Biosciences Inc (c)	186,031	24,602,600
Neurogene Inc (b)(c)	18,774	441,001
Neurogene Inc rights (c)(d)	9,649	0
NextCure Inc (c)	3,634	46,224
Nkarta Inc (c)	84,027	226,873
Novavax Inc (b)(c)	300,731	3,049,412
Nurix Therapeutics Inc (c)	175,131	2,796,842
Nuvalent Inc Class A (c)	97,615	9,951,849
Nuvectis Pharma Inc (b)(c)	28,065	248,656
Ocugen Inc (b)(c)	582,856	1,060,798
Olema Pharmaceuticals Inc (c)	75,795	1,834,239
OmniAb Operations Inc (c)(d)	10,389	4,883
OmniAb Operations Inc (c)(d)	10,389	3,740
Oncternal Therapeutics Inc (b)(c)(d)	4,027	0
Oncternal Therapeutics Inc rights (c)(d)	2,146	0
OnKure Therapeutics Inc Class A (c)	17,178	46,552
Opus Genetics Inc (b)(c)	95,002	395,208
Opus Genetics Inc rights (c)(d)	621	0
Organogenesis Holdings Inc Class A (c)	134,280	431,039
ORIC Pharmaceuticals Inc (b)(c)	144,716	1,946,430
Oruka Therapeutics Inc (c)	75,797	2,608,175
OS Therapies Inc (b)(c)	32,844	48,281
Outlook Therapeutics Inc (c)	57,557	24,214
Ovid therapeutics Inc (c)	112,670	183,652
Palatin Technologies Inc (b)(c)	3,119	65,187
Palisade Bio Inc (c)	269,212	476,505
Palvella Therapeutics Inc (c)	17,334	2,340,437
Palvella Therapeutics Inc rights (c)(d)	1,882	0
Passage Bio Inc (c)	6,427	58,614
PDL BioPharma Inc (c)(d)	218,274	2
PDS Biotechnology Corp (b)(c)	67,824	45,781
Pelthos Therapeutics Inc (c)	2,052	54,091
PepGen Inc (c)	86,249	536,469
Perspective Therapeutics Inc (c)	124,986	674,924
PharmaCyte Biotech Inc (c)	15,256	10,528
Phio Pharmaceuticals Corp (b)(c)	13,285	15,145
Plus Therapeutics Inc (b)(c)	249,152	75,418
PMV Pharmaceuticals Inc (c)	71,190	121,023
Praxis Precision Medicines Inc (c)	47,770	16,086,548
Precigen Inc (c)	325,870	1,235,047
Precision BioSciences Inc (c)	32,801	137,764
Prelude Therapeutics Inc (c)	43,616	120,380
Prime Medicine Inc (c)	230,949	1,066,984
ProKidney Corp Class A (b)(c)	192,034	430,156
Protagonist Therapeutics Inc (c)	109,878	10,117,566
Protara Therapeutics Inc (c)	58,862	374,362
PTC Therapeutics Inc (c)	149,341	10,183,563
Puma Biotechnology Inc (c)	67,866	386,836
Pyxis Oncology Inc (c)	90,276	132,706
Q32 Bio Inc (c)	16,801	76,613
Q32 Bio Inc rights (c)(d)	61,627	0
Quince Therapeutics Inc (c)	85,371	10,731
Rallybio Corp (c)	4,079	30,756
RAPT Therapeutics Inc (c)	35,839	2,077,945
Recursion Pharmaceuticals Inc Class A (b)(c)	1,004,413	3,686,196
Regeneron Pharmaceuticals Inc	188,515	147,356,520
REGENXBIO Inc (c)	85,300	771,112
Rein Therapeutics Inc (c)	35,242	40,176
Relay Therapeutics Inc (c)	242,939	2,492,554
RenovoRx Inc (c)	77,982	68,858
Replimune Group Inc (b)(c)	130,197	996,007
Revolution Medicines Inc (c)	340,410	34,728,628
Rezolute Inc (c)	152,290	488,851
Rhythm Pharmaceuticals Inc (c)	113,591	10,533,293
Rigel Pharmaceuticals Inc (c)	33,531	1,164,867
Rocket Pharmaceuticals Inc (c)	161,359	808,409
Roivant Sciences Ltd (c)	823,085	23,820,080
SAB Biotherapeutics Inc (c)	12,827	52,591
Sagimet Biosciences Inc Class A (b)(c)	47,025	268,513
Sana Biotechnology Inc (c)	296,382	1,247,768
Sangamo Therapeutics Inc (c)	571,934	247,247
Sarepta Therapeutics Inc (c)	195,648	3,279,060
Savara Inc (c)	245,328	1,476,875
Scholar Rock Holding Corp (c)	160,814	7,119,236
SELLAS Life Sciences Group Inc (b)(c)	271,580	1,338,889
Sensei Biotherapeutics Inc (b)(c)	1,416	43,188
Senti Biosciences Inc Class A (c)	19,991	18,870
Sera Prognostics Inc Class A (c)	50,639	115,963
Seres Therapeutics Inc (c)	13,870	121,224
Serina Therapeutics Inc (c)	2,592	4,666
Shattuck Labs Inc (c)	99,137	388,617
Silo Pharma Inc (c)	3,896	1,428
Sionna Therapeutics Inc (b)(c)	26,184	956,763
Skye Bioscience Inc (c)	30,637	22,822
Soleno Therapeutics Inc (c)	92,345	3,607,919
Solid Biosciences Inc (c)	89,704	557,062
Soligenix Inc (c)	8,054	9,504
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	10,841	0
Spectrum Pharmaceuticals Inc rights (c)(d)	326,441	3
Spero Therapeutics Inc (c)	107,797	233,919
Spruce Biosciences Inc (c)	1,920	105,485
Spyre Therapeutics Inc (c)	127,761	5,495,001
Spyre Therapeutics Inc rights (c)(d)	125,415	1
Stoke Therapeutics Inc (c)	94,843	3,453,234
Summit Therapeutics Inc (c)	276,077	4,580,117
Surface Oncology Inc rights (c)(d)	262,226	3
Surrozen Inc Class A (c)	11,836	329,041
Sutro Biopharma Inc (c)	13,417	274,646
Syndax Pharmaceuticals Inc (c)	160,701	3,488,819
Tango Therapeutics Inc (b)(c)	186,895	2,082,010
Taysha Gene Therapies Inc (c)	412,779	1,869,889
Tectonic Therapeutic Inc (b)(c)	19,826	464,920
Tectonic Therapeutic Inc rights (c)(d)	3,980	0
Tempest Therapeutics Inc (c)	7,495	17,089
Tempest Therapeutics Inc warrants 12/31/2030 (c)	7,495	735
Tenax Therapeutics Inc (c)	8,940	107,280
Tenaya Therapeutics Inc (c)	175,218	98,437
Tevogen Bio Holdings Inc Class A (c)	17,853	4,717
TG Therapeutics Inc (b)(c)	252,593	7,600,523
Tonix Pharmaceuticals Holding Corp (b)(c)	21,661	302,604
TransCode Therapeutics Inc (b)(c)	510	5,075
TransCode Therapeutics Inc rights (c)(d)	510	0
Travere Therapeutics Inc (c)	165,742	4,937,454
TriSalus Life Sciences Inc Class A (b)(c)	68,501	346,615
TScan Therapeutics Inc (c)	87,566	92,820
Twist Bioscience Corp (c)	112,570	5,281,784
Tyra Biosciences Inc (c)	45,795	1,525,431
Ultragenyx Pharmaceutical Inc (c)	180,636	4,225,076
Unicycive Therapeutics Inc (b)(c)	26,975	186,937
United Therapeutics Corp (c)	80,448	40,537,748
United Therapeutics Corp rights (c)(d)	30,469	0
Upstream Bio Inc (c)	64,388	494,500
Vanda Pharmaceuticals Inc (c)	110,285	982,639
Vaxcyte Inc (c)	240,749	14,863,843
Vera Therapeutics Inc Class A (c)	119,515	4,875,017
Veracyte Inc (c)	149,913	5,485,317
Verastem Inc (c)	113,485	649,134
Vericel Corp (c)	93,340	3,330,371
Vertex Pharmaceuticals Inc (c)	475,097	236,042,444
Viking Therapeutics Inc (c)	211,148	7,145,248
Vir Biotechnology Inc (c)	185,128	1,682,814
Viridian Therapeutics Inc (c)	157,829	4,637,016
Viridian Therapeutics Inc rights (c)(d)	27,850	0
Vistagen Therapeutics Inc (c)	46,961	27,519
VivoSim Labs Inc (c)	991	2,150
Vor BioPharma Inc (b)(c)	33,131	511,543
Voyager Therapeutics Inc (c)	80,681	330,792
vTv Therapeutics Inc Class A (c)	4,779	182,367
Werewolf Therapeutics Inc (c)	54,577	32,757
Whitehawk Therapeutics Inc (c)	54,387	190,898
X4 Pharmaceuticals Inc (c)	167,464	576,076
XBiotech Inc (c)	35,154	79,448
Xencor Inc (c)	133,837	1,709,098
Xilio Therapeutics Inc (b)(c)	63,207	33,392
XOMA Royalty Corp (c)	18,492	472,101
Zenas Biopharma Inc (c)	55,143	1,453,018
Zentalis Pharmaceuticals Inc (b)(c)	99,589	238,018
		3,011,606,017
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	3,253,375	378,530,181
Accuray Inc Del (c)	181,282	104,690
Acme United Corp	6,171	277,757
Align Technology Inc (c)	124,951	23,753,185
Alphatec Holdings Inc (c)	214,089	2,915,892
AngioDynamics Inc (c)	75,964	869,028
Anteris Technologies Global Corp (c)	133,069	866,279
Apyx Medical Corp (c)	56,118	183,506
Artivion Inc (c)	77,396	2,979,746
AtriCure Inc (c)	92,334	2,886,361
Autonomix Medical Inc (c)	1,035	454
Avanos Medical Inc (c)	86,736	1,222,978
Avinger Inc (c)(d)	513	0
Axe Compute Inc (b)(c)	4,072	7,655
Axogen Inc (c)	86,619	2,748,421
Baxter International Inc	961,863	19,593,149
Becton Dickinson & Co	536,742	94,724,228
Beta Bionics Inc (c)	73,847	932,688
Beyond Air Inc (c)	8,134	7,818
Biomerica Inc (c)	1,719	3,576
Bioventus Inc (c)	91,308	801,684
Boston Scientific Corp (c)	2,774,180	213,195,733
Butterfly Network Inc Class A (c)	382,171	1,448,428
CapsoVision Inc (b)	10,476	57,513
Carlsmed Inc	12,014	175,044
Ceribell Inc (c)	40,489	755,930
Cerus Corp (c)	349,472	894,648
ClearPoint Neuro Inc (b)(c)	53,803	676,304
CONMED Corp	56,837	2,614,502
Cooper Cos Inc/The (c)	371,214	31,059,475
CVRx Inc (b)(c)	34,330	280,133
CytoSorbents Corp (b)(c)	94,319	70,976
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	49,243	0
Delcath Systems Inc (b)(c)	51,878	461,714
DENTSPLY SIRONA Inc	371,346	5,451,359
Dexcom Inc (c)	729,324	53,554,261
Edwards Lifesciences Corp (c)	1,085,498	93,863,012
Ekso Bionics Holdings Inc (c)	8,540	86,596
ElectroCore Inc (b)(c)	8,735	66,211
ElectroCore Inc rights (c)(d)	1,867	0
Electromed Inc (c)	13,987	331,492
Embecta Corp	108,519	1,113,405
Enovis Corp (c)	104,381	2,658,584
Envista Holdings Corp (c)	309,371	9,036,727
Envoy Medical Inc Class A (c)	13,277	9,617
enVVeno Medical Corp (b)(c)	841	8,780
Femasys Inc (b)(c)	50,540	28,803
FONAR Corp (c)	12,147	225,934
Fractyl Health Inc (c)	214,366	100,602
GE HealthCare Technologies Inc	851,660	71,769,388
Glaukos Corp (c)	107,456	12,937,702
Globus Medical Inc Class A (c)	208,187	19,873,531
Haemonetics Corp (c)	87,997	5,571,970
HeartBeam inc (b)(c)	44,849	67,722
HeartSciences Inc (c)	2,249	6,275
Hologic Inc (c)	415,591	31,318,938
Hyperfine Inc Class A (c)	136,110	145,638
ICU Medical Inc (c)	45,827	6,900,630
IDEXX Laboratories Inc (c)	149,454	98,150,925
Innovative Eyewear Inc (c)	3,111	3,484
Inogen Inc (c)	47,819	291,696
Inspire Medical Systems Inc (c)	49,640	3,202,276
Insulet Corp (c)	131,518	32,433,654
Integer Holdings Corp (c)	64,923	5,627,526
Integra LifeSciences Holdings Corp (c)	125,286	1,425,755
Intelligent Bio Solutions Inc (b)(c)	409	1,841
Intuitive Surgical Inc (c)	663,336	333,996,309
iRadimed Corp	15,050	1,558,127
iRhythm Technologies Inc (c)	60,053	8,032,089
IRIDEX Corp (c)	14,475	20,265
Kestra Medical Technologies Ltd (c)	23,868	555,647
Kewaunee Scientific Corp (c)	3,776	156,666
KORU Medical Systems Inc (c)	83,808	399,764
Lantheus Holdings Inc (c)	124,280	9,309,815
LeMaitre Vascular Inc	38,675	4,183,862
LENSAR Inc (c)	17,123	204,962
LivaNova PLC (c)	101,943	7,197,176
Lucid Diagnostics Inc (c)	171,254	246,606
Masimo Corp (c)	85,429	14,979,975
Medline Inc Class A	403,423	19,166,627
Medtronic PLC	2,399,599	234,344,838
Merit Medical Systems Inc (c)	112,050	8,648,019
Microbot Medical Inc (c)	116,869	281,654
Milestone Scientific Inc (c)	101,876	26,956
Modular Medical Inc (c)	86,254	21,313
Myomo Inc (b)(c)	45,583	35,327
Neogen Corp (c)	408,619	4,588,791
Neuraxis Inc (c)	13,872	83,232
Neuronetics Inc (c)	69,400	92,996
NeuroOne Medical Technologies Corp (c)	83,485	55,968
NeuroPace Inc (c)	45,638	665,402
Nexalin Technology Inc (c)	17,031	8,005
Nexgel Inc (c)	13,583	15,620
Novocure Ltd (c)	191,550	2,618,489
Nuwellis Inc (c)	75	113
Omnicell Inc (c)	85,418	3,510,680
OraSure Technologies Inc (c)	140,145	441,457
Orchestra BioMed Holdings Inc (c)	72,838	319,030
Orthofix Medical Inc (c)	70,822	958,222
OrthoPediatrics Corp (c)	30,363	582,059
Outset Medical Inc (c)	36,109	126,020
Owlet Inc Class A (c)	39,726	458,835
PAVmed Inc (b)(c)	262	2,641
Penumbra Inc (c)	73,353	25,262,040
Precision Optics Corp Inc/Mass (c)	12,212	52,267
Pro-Dex Inc (c)	4,064	180,076
PROCEPT BioRobotics Corp (b)(c)	103,827	2,355,835
Pulmonx Corp (c)	73,767	116,552
Pulse Biosciences Inc (c)	36,944	691,961
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	16,981
QuidelOrtho Corp (c)	126,351	2,873,222
ResMed Inc	273,039	69,968,974
Retractable Technologies Inc (c)	31,995	21,286
Rockwell Medical Inc (c)	52,325	47,124
RxSight Inc (c)	63,826	477,418
Sanara Medtech Inc (c)	6,529	133,453
SANUWAVE Health Inc (c)	13,580	330,334
SeaStar Medical Holding Corp Class A (c)	2,215	6,113
Senseonics Holdings Inc (b)(c)	74,026	612,195
Sensus Healthcare Inc (c)	24,723	101,612
Sharps Technology Inc (c)	48,381	83,699
Shoulder Innovations Inc	8,350	113,226
SI-BONE Inc (c)	72,900	1,131,408
Sight Sciences Inc (c)	64,020	330,343
SiNtx Technologies Inc (b)(c)	1,861	5,378
Solana Co Class A (b)(c)	53,486	100,019
Solventum Corp (c)	275,175	20,417,985
Spectral AI Inc Class A (c)	28,717	40,204
STAAR Surgical Co (c)	91,893	1,828,671
Stereotaxis Inc (c)	147,741	319,121
STERIS PLC	183,703	46,357,452
Streamex Corp (b)(c)	50,540	112,199
Stryker Corp	643,946	249,503,317
Tactile Systems Technology Inc (c)	43,004	1,259,587
Tandem Diabetes Care Inc (c)	125,728	3,180,918
Tela Bio Inc (c)	66,813	58,000
Teleflex Inc	83,710	10,217,643
TransMedics Group Inc (c)	63,868	9,277,466
Treace Medical Concepts Inc (c)	87,200	162,192
UFP Technologies Inc (b)(c)	14,278	3,006,661
USBC Inc (c)	19,574	7,238
Utah Medical Products Inc	6,059	403,590
Varex Imaging Corp (c)	75,424	993,334
Vicarious Surgical Inc Class A (b)(c)	5,622	11,469
Vivani Medical Inc (c)	58,567	72,037
VolitionRX Ltd (c)	140,752	29,980
Xtant Medical Holdings Inc (c)	113,093	64,497
Zimmer Biomet Holdings Inc	371,303	36,551,067
		2,388,143,711
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (c)	173,839	4,074,786
Accendra Health Inc (c)	136,707	330,831
AdaptHealth Corp (c)	200,131	1,831,199
Addus HomeCare Corp (c)	33,984	3,518,364
agilon health Inc (c)	558,575	329,168
AirSculpt Technologies Inc (b)(c)	26,821	42,377
Alignment Healthcare Inc (c)	273,333	5,253,460
AMN Healthcare Services Inc (c)	73,510	1,431,975
Ardent Health Inc (b)(c)	47,307	444,213
Astrana Health Inc (c)	79,608	1,618,431
Aveanna Healthcare Holdings Inc (c)	132,667	976,429
Billiontoone Inc Class A (b)(c)	8,662	661,170
Biodesix Inc (c)	6,664	102,159
BrightSpring Health Services Inc (c)	213,584	8,848,785
Brookdale Senior Living Inc (c)	441,017	6,747,560
Cardinal Health Inc	444,458	101,883,107
Castle Biosciences Inc (c)	53,856	1,592,522
Cencora Inc	362,673	134,965,130
Centene Corp (c)	874,817	39,261,787
Chemed Corp	26,502	10,866,085
Cigna Group/The	500,223	144,974,630
Clover Health Investments Corp Class A (b)(c)	743,692	1,554,316
Community Health Systems Inc (c)	215,807	746,692
Concentra Group Holdings Parent Inc	220,792	5,290,176
CorVel Corp (c)	57,905	2,986,740
Cosmos Health Inc (c)	21,664	8,520
Cross Country Healthcare Inc (c)	56,873	494,795
Cryo-Cell International Inc	8,559	29,101
CVS Health Corp	2,376,159	189,855,104
DaVita Inc (c)	66,470	10,389,261
DocGo Inc Class A (c)	164,184	117,884
Elevance Health Inc	415,649	133,007,680
Encompass Health Corp	188,448	20,329,770
Enhabit Inc (c)	94,615	1,287,710
Ensign Group Inc/The	107,579	23,040,194
Fulgent Genetics Inc (c)	38,151	584,855
GeneDx Holdings Corp Class A (c)	39,679	3,162,813
Guardant Health Inc (c)	242,562	22,776,572
Guardian Pharmacy Services Inc Class A (c)	36,106	1,209,912
HCA Healthcare Inc	298,891	158,322,563
HealthEquity Inc (c)	161,294	12,337,378
Henry Schein Inc (c)	186,921	15,400,421
Hims & Hers Health Inc Class A (b)(c)	389,184	5,650,952
Hinge Health Inc Class A (c)	28,464	1,217,121
Humana Inc	224,994	42,870,357
Infusystem Holdings Inc (c)	37,548	329,296
Innovage Holding Corp (c)	37,941	339,951
Joint Corp/The (c)	27,167	239,070
Labcorp Holdings Inc	155,101	44,842,801
LifeStance Health Group Inc (c)	332,107	2,404,455
McKesson Corp	230,900	227,983,733
Molina Healthcare Inc (c)	95,860	14,767,233
Nakamoto Inc (c)	795,563	194,992
National HealthCare Corp	23,639	3,864,977
National Research Corp Class A	27,216	364,967
NeoGenomics Inc (c)	238,858	2,347,974
Nutex Health Inc (b)(c)	6,687	738,646
Omada Health Inc	16,431	201,773
Oncology Institute Inc/The (c)	124,382	359,464
OPKO Health Inc (c)	884,879	1,061,855
Option Care Health Inc (c)	297,897	9,669,737
P3 Health Partners Inc Class A (c)	3,210	6,772
PACS Group Inc (c)	81,184	2,964,028
Pediatrix Medical Group Inc (c)	155,603	3,088,720
Pennant Group Inc/The (c)	63,630	2,144,967
Precipio Inc (c)	1,868	44,981
Privia Health Group Inc (c)	216,992	5,153,560
Progyny Inc (c)	148,405	2,625,284
Quest Diagnostics Inc	207,968	44,070,499
RadNet Inc (c)	129,338	9,029,086
SBC Medical Group Holdings Inc (c)	18,778	72,483
Select Medical Holdings Corp	202,981	3,038,626
Sonida Senior Living Inc (c)	14,981	537,668
Strata Critical Medical Inc (b)(c)	125,978	539,186
Surgery Partners Inc (c)	139,210	2,157,755
Talkspace Inc Class A (c)	259,487	1,250,727
Tenet Healthcare Corp (c)	164,423	39,361,222
UnitedHealth Group Inc	1,694,942	497,075,640
Universal Health Services Inc Class B	103,305	21,291,161
US Physical Therapy Inc	27,936	2,317,571
Viemed Healthcare Inc (c)	63,614	553,442
Vivos Therapeutics Inc (b)(c)	12,072	16,901
Wellgistics Health Inc (c)	47,388	11,326
		2,069,487,584
Health Care Technology - 0.1%
American Well Corp (c)	24,415	139,166
Bullfrog AI Holdings Inc (c)	6,910	4,005
CareCloud Inc (c)	69,776	170,951
Certara Inc (b)(c)	230,548	1,632,280
Claritev Corp Class A (b)(c)	13,718	184,781
DarioHealth Corp (b)(c)	7,626	91,283
Definitive Healthcare Corp Class A (c)	96,233	123,178
Doximity Inc Class A (c)	257,656	6,320,302
Evolent Health Inc Class A (c)	212,226	689,735
Firefly Neuroscience Inc (b)(c)	19,619	13,680
Forian Inc (c)	20,024	42,050
GoodRx Holdings Inc Class A (b)(c)	165,945	310,317
Health Catalyst Inc (c)	126,439	204,831
Healthcare Triangle Inc (b)(c)	140	580
HealthStream Inc	45,170	958,959
HeartFlow Inc	32,564	754,182
iSpecimen Inc (c)	1,176	294
LifeMD Inc (b)(c)	73,455	196,125
OptimizeRx Corp (c)	29,071	220,358
Phreesia Inc (c)	108,178	1,333,835
Schrodinger Inc/United States (c)	103,497	1,248,174
Scienture Holdings Inc (c)	53,466	22,996
Simulations Plus Inc (b)(c)	29,718	363,451
Teladoc Health Inc (c)	328,461	1,727,705
TruBridge Inc (c)	20,099	387,710
Veeva Systems Inc Class A (c)	282,346	51,389,795
VSee Health Inc (b)(c)	10,095	3,725
Waystar Holding Corp (c)	217,118	5,569,077
		74,103,525
Life Sciences Tools & Services - 0.9%
10X Genomics Inc Class A (c)	218,491	5,036,218
Adaptive Biotechnologies Corp (c)	218,320	3,497,486
Agilent Technologies Inc	530,571	64,400,708
Alpha Teknova Inc (c)	24,298	62,689
Atlantic International Corp (c)	30,348	95,596
Avantor Inc (c)	1,284,297	11,622,888
Azenta Inc (c)	77,688	2,096,022
Bio-Rad Laboratories Inc Class A (c)	34,050	9,480,882
Bio-Techne Corp	291,516	17,199,444
BioLife Solutions Inc (b)(c)	70,709	1,711,158
Bionano Genomics Inc (b)(c)	2,769	3,184
Bruker Corp	209,181	8,390,250
Champions Oncology Inc (c)	12,140	72,840
Charles River Laboratories International Inc (c)	92,811	16,565,835
Codexis Inc (c)	147,202	148,674
CryoPort Inc (c)	91,698	772,097
Cytek Biosciences Inc (c)	201,598	903,159
Danaher Corp	1,176,614	247,841,974
Fortrea Holdings Inc (c)	171,231	1,835,596
Ginkgo Bioworks Holdings Inc Class A (c)	79,479	536,483
Harvard Bioscience Inc (c)	70,173	43,065
Illumina Inc (c)	285,438	38,379,993
Inotiv Inc (b)(c)	56,740	15,360
IQVIA Holdings Inc (c)	318,853	57,014,105
Lifecore Biomedical Inc (c)	69,936	503,539
Maravai LifeSciences Holdings Inc Class A (c)	230,397	820,213
MaxCyte Inc (c)	199,501	161,855
Medpace Holdings Inc (c)	41,543	18,767,466
Mesa Laboratories Inc	10,085	973,908
Mettler-Toledo International Inc (c)	38,285	52,323,727
Nautilus Biotechnology Inc Class A (c)	81,814	197,990
OmniAb Inc (c)	206,364	354,946
Pacific Biosciences of California Inc (c)	560,222	941,173
Personalis Inc (b)(c)	103,358	936,423
Quanterix Corp (c)	78,544	514,463
Quantum-Si Inc Class A (b)(c)	328,187	313,878
Rapid Micro Biosystems Inc Class A (c)	31,525	136,503
Repligen Corp (c)	99,238	12,774,908
Revvity Inc	212,401	20,881,142
Seer Inc Class A (c)	81,376	139,967
Sotera Health Co (c)	384,370	6,246,013
Standard BioTools Inc (c)	546,390	617,421
Tempus AI Inc Class A (b)(c)	189,995	10,117,234
Thermo Fisher Scientific Inc	702,934	366,305,938
Waters Corp (c)	183,851	58,718,332
West Pharmaceutical Services Inc	134,630	34,241,794
		1,074,714,539
Pharmaceuticals - 3.3%
Aardvark Therapeutics Inc (c)	22,633	282,686
Aclaris Therapeutics Inc (c)	194,992	559,627
Adial Pharmaceuticals Inc (c)	310	784
Alto Neuroscience Inc (c)	48,667	958,253
Alumis Inc (c)	147,373	4,375,504
Amneal Intermediate Inc Class A (c)	315,959	4,363,394
Amphastar Pharmaceuticals Inc (c)	68,075	1,377,157
Amylyx Pharmaceuticals Inc (c)	152,717	2,316,717
AN2 Therapeutics Inc (c)	48,504	53,354
Anebulo Pharmaceuticals Inc (c)	46,010	16,564
ANI Pharmaceuticals Inc (c)	32,952	2,435,153
Aquestive Therapeutics Inc (b)(c)	165,412	661,648
Arvinas Inc (c)	125,685	1,667,840
Aspire Biopharma Holdings Inc Class A (b)(c)	1,429	1,986
Assertio Holdings Inc (b)(c)	11,355	132,399
Atea Pharmaceuticals Inc (c)	138,233	646,930
Axsome Therapeutics Inc (c)	79,007	12,948,457
Aytu BioPharma Inc (c)	9,757	25,075
BioAge Labs Inc (c)	48,516	1,080,451
Biofrontera Inc (c)	422	385
Biote Corp Class A (c)	40,289	85,413
Bristol-Myers Squibb Co	3,810,951	237,689,015
Cadrenal Therapeutics Inc (b)(c)	1,109	9,415
CalciMedica Inc (c)	11,686	6,033
Cassava Sciences Inc (c)	81,461	185,731
Cingulate Inc (b)(c)	22,533	141,282
Citius Pharmaceuticals Inc (b)(c)	11,655	8,625
Cocrystal Pharma Inc (b)(c)	8,526	8,952
Cognition Therapeutics Inc (c)	143,771	156,710
Collegium Pharmaceutical Inc (c)	58,796	2,450,029
Context Therapeutics Inc (c)	97,615	219,634
Contineum Therapeutics Inc Class A (c)	33,762	517,909
Corcept Therapeutics Inc (c)	175,376	6,260,923
CorMedix Inc (b)(c)	136,166	970,864
Crinetics Pharmaceuticals Inc (c)	190,473	7,828,440
Cumberland Pharmaceuticals Inc (c)	17,887	88,004
Dare Bioscience Inc (b)(c)	15,326	26,054
Definium Therapeutics Inc (c)	181,746	3,171,468
Edgewise Therapeutics Inc (c)	138,851	4,226,624
Elanco Animal Health Inc (c)	931,523	24,592,207
Eli Lilly & Co	1,485,765	1,563,009,923
Enliven Therapeutics Inc (c)	84,905	2,520,830
Enliven Therapeutics Inc rights (b)(c)(d)	30,877	0
Esperion Therapeutics Inc (c)	438,109	1,467,665
Eton Pharmaceuticals Inc (c)	44,303	752,708
Evolus Inc (c)	113,928	489,890
EyePoint Inc (c)	151,196	2,655,002
Fulcrum Therapeutics Inc (c)	89,289	748,242
Harmony Biosciences Holdings Inc (c)	73,297	2,091,896
Harrow Inc (b)(c)	61,055	3,307,960
Hepion Pharmaceuticals Inc rights (c)(d)	1	0
Hoth Therapeutics Inc (b)(c)	16,076	16,237
Hyperion DeFi Inc (b)(c)	9,260	26,113
IGC Pharma Inc (c)	98,554	27,329
ImageneBio Inc (c)	5,821	39,117
ImageneBio Inc rights (c)(d)	70,277	0
Impact BioMedical Inc (c)	15,054	6,553
Indivior Pharmaceuticals Inc	233,121	7,627,719
Innoviva Inc (c)	136,423	3,132,272
Jaguar Health Inc (c)	691	614
Jazz Pharmaceuticals PLC (c)	114,208	21,701,804
Johnson & Johnson	4,507,476	1,119,792,264
Journey Medical Corp (b)(c)	23,471	191,758
Jupiter Neurosciences Inc (c)	16,075	8,520
Kiora Pharmaceuticals Inc (c)	747	1,561
LB Pharmaceuticals Inc	43,092	1,034,639
LENZ Therapeutics Inc (b)(c)	39,482	532,612
LeonaBio Inc (c)	4,760	26,799
Lexicon Pharmaceuticals Inc (c)	327,773	481,826
Ligand Pharmaceuticals Inc (c)	36,499	7,238,117
Lipocine Inc (c)	8,688	86,532
Liquidia Corp (c)	127,598	3,958,090
Lyra Therapeutics Inc (c)	1,191	1,203
Maze Therapeutics Inc (c)	38,987	1,777,417
MBX Biosciences Inc (c)	46,624	1,517,611
Merck & Co Inc	4,644,661	575,101,926
Mira Pharmaceuticals Inc (c)	35,895	45,587
Nektar Therapeutics (c)	50,350	3,473,143
Neonc Technologies Holdings Inc (c)	20,677	211,319
Neumora Therapeutics Inc (c)	173,358	605,019
NovaBay Pharmaceuticals Inc	47,860	68,918
NRX Therapeutics Inc (b)(c)	30,812	57,310
Nutriband Inc (b)(c)	9,774	43,397
Nuvation Bio Inc Class A (c)	447,334	2,643,744
Ocular Therapeutix Inc (c)	314,521	2,811,818
Omeros Corp (b)(c)	132,336	1,594,649
Optinose Inc (d)	14,747	0
Organon & Co	483,620	3,525,590
Pacira BioSciences Inc (c)	84,802	1,858,012
Perrigo Co PLC	254,978	3,370,809
Pfizer Inc	10,645,248	294,341,108
Phathom Pharmaceuticals Inc (c)	85,379	1,072,360
Phibro Animal Health Corp Class A	37,432	2,043,413
Pliant Therapeutics Inc (c)	94,752	123,178
Prestige Consumer Healthcare Inc (c)	91,333	6,329,377
Processa Pharmaceuticals Inc (c)	969	2,103
ProPhase Labs Inc (c)	1	0
Pulmatrix Inc (c)	4,427	13,237
Q/C Technologies Inc (b)(c)	5,239	19,541
Rafael Holdings Inc Class B (c)	74,962	95,202
Rani Therapeutics Holdings Inc Class A (b)(c)	138,177	189,302
Rapport Therapeutics Inc (c)	52,725	1,530,607
Relmada Therapeutics Inc (c)	144,336	658,172
Reviva Pharmaceuticals Holdings Inc (c)	216,722	46,530
Royalty Pharma PLC Class A	702,458	32,460,584
SCYNEXIS Inc (c)	66,663	49,997
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Senestech Inc (c)	891	2,005
Septerna Inc (c)	42,435	1,231,464
SIGA Technologies Inc	72,073	466,312
Sonoma Pharmaceuticals Inc (c)	2,528	7,180
Supernus Pharmaceuticals Inc (c)	106,055	5,804,390
Talphera Inc (c)	63,382	57,779
Tarsus Pharmaceuticals Inc (c)	73,892	5,580,324
Telomir Pharmaceuticals Inc (c)	30,099	38,226
Terns Pharmaceuticals Inc (c)	161,688	6,810,299
TherapeuticsMD Inc (c)	14,835	33,527
Theravance Biopharma Inc (c)	69,675	1,271,569
Third Harmonic Bio Inc (c)(d)	39,477	0
Traws Pharma Inc (b)(c)	7,466	12,319
Traws Pharma Inc rights (c)(d)	23,169	0
Trevi Therapeutics Inc (c)	197,381	2,352,782
Tvardi Therapeutics Inc (c)	14,439	57,612
Ventyx Biosciences Inc (c)	120,788	1,687,408
Verrica Pharmaceuticals Inc (c)	11,139	60,930
Veru Inc (b)(c)	23,036	59,433
Viatris Inc	2,160,310	32,253,428
VYNE Therapeutics Inc (c)	21,393	12,844
WaVe Life Sciences Ltd (c)	268,002	3,733,268
Xeris Biopharma Holdings Inc (c)	304,604	1,864,176
Xeris Biopharma Holdings Inc rights (c)(d)	72,002	0
Zevra Therapeutics Inc (c)	105,514	942,240
Zoetis Inc Class A	823,993	108,025,482
		4,175,569,468
TOTAL HEALTH CARE		12,793,624,844
Industrials - 10.6%
Aerospace & Defense - 2.6%
AAR Corp (c)	72,673	8,515,095
AeroVironment Inc (b)(c)	59,764	15,075,469
AerSale Corp (c)	59,115	461,097
Air Industries Group (c)	6,951	23,494
AIRO Group Holdings Inc (b)(c)	20,536	201,253
Archer Aviation Inc Class A (b)(c)	1,150,243	8,189,730
Astronics Corp (c)	59,544	4,800,437
ATI Inc (c)	254,154	41,577,053
Axon Enterprise Inc (c)	147,561	80,037,086
Beta Technologies Inc Class A (c)	58,095	1,092,186
Boeing Co (c)	1,465,026	333,337,366
BWX Technologies Inc	171,143	35,252,035
Byrna Technologies Inc (b)(c)	34,722	443,747
Cadre Holdings Inc	53,386	2,369,805
Carpenter Technology Corp	93,226	37,110,474
CPI Aerostructures Inc (c)	19,687	81,307
Curtiss-Wright Corp	68,928	48,272,346
Ducommun Inc (c)	25,175	3,111,378
Eve Holding Inc Class A (c)	193,861	581,583
Firefly Aerospace Inc (c)	38,452	740,970
GE Aerospace	1,973,362	675,402,879
General Dynamics Corp	474,333	169,360,598
HEICO Corp	82,036	26,207,221
HEICO Corp Class A	135,564	32,550,272
Hexcel Corp	149,086	13,818,781
Howmet Aerospace Inc	752,386	197,523,897
Huntington Ingalls Industries Inc	73,421	32,637,103
Innovative Solutions And Support Inc (c)	22,709	589,071
Intuitive Machines Inc Class A (b)(c)	210,740	3,472,995
Karman Holdings Inc (b)(c)	143,483	12,642,287
Kratos Defense & Security Solutions Inc (c)	315,970	27,230,295
L3Harris Technologies Inc	349,795	127,514,269
Leonardo DRS Inc	145,869	6,329,256
Loar Holdings Inc (b)(c)	66,354	4,697,200
Lockheed Martin Corp	380,940	250,688,995
Mercury Systems Inc (c)	99,757	8,881,366
Momentus Inc Class A (c)	766	3,447
Moog Inc Class A	53,149	17,934,067
National Presto Industries Inc	9,623	1,269,659
Northrop Grumman Corp	251,049	181,854,875
Optex Systems Holdings Inc (c)	10,327	133,735
Park Aerospace Corp	36,846	973,471
Red Cat Holdings Inc (b)(c)	195,556	2,278,227
Redwire Corp Class A (b)(c)	146,907	1,332,446
Rocket Lab Corp	880,182	60,820,576
RTX Corp	2,508,034	508,177,850
Safe Pro Group Inc (b)(c)	20,437	104,433
Satellogic Inc Class A (b)(c)	130,339	391,017
Sidus Space Inc Class A (b)(c)	69,744	136,001
SIFCO Industries Inc (c)	6,817	95,370
StandardAero Inc (c)	359,921	11,085,567
Textron Inc	329,154	32,471,042
TransDigm Group Inc	105,351	137,250,229
V2X Inc (c)	38,115	2,658,521
Virgin Galactic Holdings Inc Class A (b)(c)	115,734	295,122
VirTra Inc (c)	19,530	85,151
Visionwave Holdings Inc (b)	9,175	71,290
Voyager Technologies Inc Class A (b)	25,685	685,533
VSE Corp	51,059	11,593,967
Woodward Inc	112,212	43,399,113
		3,225,921,105
Air Freight & Logistics - 0.3%
Air T Inc (c)	2,301	49,057
Arrive AI Inc	8,388	9,226
CH Robinson Worldwide Inc	221,000	40,940,250
Expeditors International of Washington Inc	250,340	36,306,810
FedEx Corp	406,069	157,148,703
Forward Air Corp Class A (c)	41,119	1,039,900
GXO Logistics Inc (c)	213,732	13,428,782
Hub Group Inc Class A	114,032	4,911,358
Radiant Logistics Inc (c)	74,162	550,282
United Parcel Service Inc Class B	1,383,010	160,373,840
		414,758,208
Building Products - 0.7%
A O Smith Corp	211,575	16,502,850
AAON Inc (b)	126,748	12,826,898
Advanced Drainage Systems Inc	134,196	22,993,143
Allegion plc	160,828	25,917,432
Alpha Pro Tech Ltd (c)	17,947	93,504
American Woodmark Corp (c)	27,626	1,384,063
Apogee Enterprises Inc	40,419	1,609,485
Armstrong World Industries Inc	80,478	13,962,933
AZZ Inc	56,310	7,657,034
Builders FirstSource Inc (c)	206,665	21,553,093
Carlisle Cos Inc	77,995	30,790,086
Carrier Global Corp	1,480,854	95,366,998
CEA Industries Inc (b)(c)	85,752	293,272
CSW Industrials Inc	31,270	9,203,699
Fortune Brands Innovations Inc	224,206	12,183,354
Gibraltar Industries Inc (c)	55,580	2,527,778
Griffon Corp	73,273	6,245,791
Hayward Holdings Inc (c)	369,666	5,914,656
Insteel Industries Inc	36,341	1,354,792
Janus International Group Inc (c)	259,506	1,806,162
JELD-WEN Holding Inc (c)	157,915	309,513
Jewett-Cameron Trading Co Ltd (c)	1,150	2,138
Johnson Controls International plc	1,143,017	164,937,353
Lennox International Inc	59,819	34,093,241
Masco Corp	389,220	27,875,936
Masterbrand Inc (c)	232,949	2,357,444
Modine Manufacturing Co (c)	98,644	22,416,849
Northann Corp (c)	4,714	801
Owens Corning	154,863	18,904,126
Quanex Building Products Corp	87,186	1,789,929
Resideo Technologies Inc (c)	257,550	9,967,185
Simpson Manufacturing Co Inc	77,499	15,001,481
Tecnoglass Inc	48,896	2,227,702
Tecogen Inc (c)	28,880	100,214
Trane Technologies PLC	414,733	191,739,361
Trex Co Inc (c)	200,682	8,312,248
UFP Industries Inc	108,737	11,190,125
Zurn Elkay Water Solutions Corp	278,107	14,177,895
		815,590,564
Commercial Services & Supplies - 0.5%
ABM Industries Inc	114,407	5,091,112
ACCO Brands Corp	172,062	700,292
ACV Auctions Inc Class A (c)	324,263	1,575,918
American Rebel Holdings Inc (c)	40	7
Aqua Metals Inc (b)(c)	5,050	24,745
Bitcoin Depot Inc Class A (b)(c)	7,252	31,836
Brady Corp Class A	81,306	7,507,796
Bridger Aerospace Group Holdings Inc (c)	48,376	117,554
BrightView Holdings Inc (c)	127,927	1,764,113
Brink's Co/The	77,861	9,091,829
Casella Waste Systems Inc Class A (c)	117,078	10,906,986
Cintas Corp	638,438	128,409,036
Clean Harbors Inc (c)	93,854	27,517,993
CompX International Inc Class A	2,713	63,756
Copart Inc (c)	1,667,515	63,515,646
CoreCivic Inc (c)	198,824	3,515,208
Deluxe Corp	83,357	2,313,157
DSS Inc (c)	1,202	1,097
Ennis Inc	49,013	1,034,664
Enviri Corp (c)	148,526	2,811,597
Fuel Tech Inc (c)	68,515	97,291
GEO Group Inc/The (c)	255,702	3,845,758
Greenwave Technology Solutions Inc (b)(c)	164	636
Healthcare Services Group Inc (c)	135,261	2,944,632
HNI Corp	128,877	5,794,310
Interface Inc	106,778	3,362,439
Knightscope Inc Class A (b)(c)	19,049	75,625
LanzaTech Global Inc Class A (b)(c)	1,719	15,110
Liquidity Services Inc (c)	44,998	1,422,387
MillerKnoll Inc	127,825	2,574,396
Mobile Infrastructure Corp Class A (c)	66,044	200,774
Montrose Environmental Group Inc (c)	60,364	1,763,836
MSA Safety Inc	68,868	13,457,496
NL Industries Inc	14,524	89,758
Odyssey Marine Exploration Inc (c)	94,221	138,505
OPENLANE Inc (c)	197,615	5,634,004
Perma-Fix Environmental Services Inc (b)(c)	32,716	446,246
Pitney Bowes Inc	283,631	3,043,361
Quad/Graphics Inc Class A	59,252	409,431
Quest Resource Holding Corp (c)	25,559	45,239
Republic Services Inc	376,170	86,142,930
Rollins Inc	548,970	33,426,783
Royalty Management Holding Corp Class A	14,650	55,963
Team Inc (c)	8,098	116,287
Tetra Tech Inc	489,267	17,535,329
TOMI Environmental Solutions Inc (c)	11,362	7,840
UniFirst Corp/MA	27,412	6,436,886
Veralto Corp	464,972	45,302,222
Vestis Corp (c)	210,035	1,652,975
Virco Mfg. Corp	17,943	113,938
Waste Management Inc	692,997	166,901,398
		669,048,127
Construction & Engineering - 0.5%
AECOM	247,520	24,252,010
Ameresco Inc Class A (c)	57,329	1,746,241
API Group Corp (c)	691,772	30,756,183
Arcosa Inc	91,671	9,852,799
Argan Inc	25,915	11,694,144
Bowman Consulting Group Ltd (c)	26,348	883,712
Centuri Holdings Inc (c)	154,897	4,801,807
Comfort Systems USA Inc	65,869	94,151,173
Concrete Pumping Holdings Inc (c)	44,804	301,979
Construction Partners Inc Class A (c)	88,964	11,954,093
Dycom Industries Inc (c)	54,070	22,710,481
EMCOR Group Inc	83,807	60,728,228
Everus Construction Group Inc (c)	95,615	11,556,985
Fluor Corp (c)	301,111	15,751,116
Granite Construction Inc	81,367	10,940,607
Great Lakes Dredge & Dock Corp (c)	131,665	2,231,722
IES Holdings Inc (c)	16,374	8,110,861
INNOVATE Corp (b)(c)	23,323	123,612
JFB Construction Holdings Class A (b)(c)	2,083	31,599
Legence Corp Class A	66,151	3,840,066
Limbach Holdings Inc (c)	20,473	1,871,642
MasTec Inc (c)	114,703	34,183,788
Matrix Service Co (c)	50,273	552,500
MYR Group Inc (c)	28,896	7,800,764
NWPX Infrastructure Inc (c)	18,759	1,455,698
Orion Group Holdings Inc (c)	70,584	969,118
Primoris Services Corp	101,181	15,250,000
Quanta Services Inc	279,064	157,135,358
Shimmick Corp (c)	8,208	29,056
Southland Holdings Inc (c)	21,773	24,386
Sterling Infrastructure Inc (c)	57,487	24,611,909
Terrestrial Energy Inc Class A (b)(c)	131,931	910,324
Tutor Perini Corp	82,679	6,231,516
Valmont Industries Inc	36,813	16,931,403
WillScot Holdings Corp	341,426	7,378,216
		601,755,096
Electrical Equipment - 1.3%
374Water Inc (c)	12,951	33,543
Acuity Inc	56,746	17,114,026
Allient Inc	27,791	1,829,759
American Superconductor Corp (c)	83,910	2,733,788
AMETEK Inc	430,336	102,944,978
Amprius Technologies Inc (c)	241,972	2,596,360
Array Technologies Inc (b)(c)	284,603	2,157,291
Atkore Inc	63,054	4,080,224
Babcock & Wilcox Enterprises Inc (c)	160,549	1,422,464
Beam Global (b)(c)	24,701	40,263
Blink Charging Co (c)	214,296	141,693
Bloom Energy Corp Class A (c)	407,298	63,404,080
Broadwind Inc (c)	36,659	90,914
ChargePoint Holdings Inc Class A (b)(c)	38,765	244,220
Dragonfly Energy Holdings Corp (b)(c)	17,145	43,720
Eaton Corp PLC	726,665	273,167,907
Emerson Electric Co	1,051,136	158,458,752
Energous Corp (b)(c)	6,622	78,272
Energy Focus Inc (c)	160	273
Energy Vault Holdings Inc Class A (b)(c)	214,427	643,281
EnerSys	68,672	11,409,853
Enovix Corp Class B (b)(c)	371,164	1,956,034
Eos Energy Enterprises Inc (b)(c)	540,574	3,078,569
Espey Mfg. & Electronics Corp	4,719	273,372
ESS Tech Inc Class A (b)(c)	24,205	38,486
Fluence Energy Inc Class A (c)	119,336	1,854,481
Flux Power Holdings Inc (b)(c)	20,232	29,942
FTC Solar Inc (c)	17,567	127,185
FuelCell Energy Inc (c)	97,381	792,681
GE Vernova Inc	507,623	443,459,453
Generac Holdings Inc (c)	110,115	24,816,618
GrafTech International Ltd (c)	31,897	221,684
Hubbell Inc	99,297	50,803,324
Hyliion Holdings Corp Class A (c)	220,156	451,320
KULR Technology Group Inc (b)(c)	72,121	202,660
LSI Industries Inc	56,035	1,211,477
NANO Nuclear Energy Inc (b)(c)	71,067	1,889,672
NeoVolta Inc (b)(c)	54,077	156,283
Net Power Inc Class A (c)	65,402	126,226
Nextpower Inc Class A (c)	277,576	29,173,238
NuScale Power Corp Class A (b)(c)	283,900	3,648,115
nVent Electric PLC	301,573	35,694,180
Ocean Power Technologies Inc (b)(c)	322,791	127,438
Orion Energy Systems Inc (c)	7,078	78,707
Pioneer Power Solutions Inc (c)	22,659	83,612
Plug Power Inc (b)(c)	2,615,153	4,681,124
Polar Power Inc (c)	1,011	1,576
Powell Industries Inc	17,719	9,277,668
Power Solutions International Inc (b)(c)	12,474	1,041,579
Preformed Line Products Co	5,034	1,276,874
Regal Rexnord Corp	124,211	27,448,147
Rockwell Automation Inc	210,002	85,565,315
Sensata Technologies Holding PLC	272,705	10,182,805
SES AI Corp Class A (b)(c)	490,576	804,545
Shoals Technologies Group Inc (c)	309,405	1,834,772
SKYX Platforms Corp (c)	147,537	284,746
SolarMax Technology Inc (c)	49,830	35,444
Solidion Technology Inc Class A (b)(c)	2,141	9,441
Stardust Power Inc Class A (b)(c)	8,768	30,073
Stem Inc Class A (b)(c)	14,950	157,125
SunPower Inc Class A (b)(c)	118,729	154,348
Sunrun Inc (c)	434,978	5,763,459
Thermon Group Holdings Inc (c)	62,453	3,171,363
Tigo Energy Inc (c)	52,265	193,381
Ultralife Corp (c)	19,260	109,204
Vertiv Holdings Co Class A	715,450	182,361,051
Vicor Corp (c)	42,672	8,594,141
Westwater Resources Inc (c)	213,341	186,353
Zeo Energy Corp Class A (b)(c)	25,699	31,610
		1,586,126,562
Ground Transportation - 0.9%
ArcBest Corp	42,536	4,366,746
Avis Budget Group Inc (b)(c)	31,542	3,072,506
Covenant Logistics Group Inc Class A	29,719	874,927
CSX Corp	3,483,686	148,718,555
Ftai Infrastructure Inc	212,189	1,231,757
Heartland Express Inc	81,262	896,320
Hertz Global Holdings Inc (b)(c)	227,988	1,035,066
JB Hunt Transport Services Inc	140,392	32,768,897
Knight-Swift Transportation Holdings Inc	303,113	19,071,870
Landstar System Inc	64,518	10,513,208
Lyft Inc Class A (c)	749,789	10,377,080
Marten Transport Ltd	107,523	1,461,238
Norfolk Southern Corp	419,499	132,033,115
Old Dominion Freight Line Inc	344,127	69,874,987
PAMT CORP (c)	11,023	110,670
Proficient Auto Logistics Inc (c)	46,168	349,492
RXO Inc (c)	305,831	4,881,063
Ryder System Inc	75,456	16,718,031
Saia Inc (c)	49,808	20,191,665
Schneider National Inc Class B	95,652	2,714,604
U-Haul Holding Co (c)	21,567	1,092,584
U-Haul Holding Co Class N	183,641	8,660,510
Uber Technologies Inc (c)	3,887,881	293,223,985
Union Pacific Corp	1,109,367	293,960,068
Universal Logistics Holdings Inc	12,399	206,195
Werner Enterprises Inc	113,717	3,990,330
XPO Inc (c)	219,962	46,295,402
		1,128,690,871
Industrial Conglomerates - 0.4%
3M Co	994,439	164,400,655
Honeywell International Inc	1,188,011	289,387,600
Hyperscale Data Inc Class A (c)	577,053	103,292
		453,891,547
Machinery - 2.2%
3D Systems Corp (c)	255,256	492,644
AGCO Corp	115,914	15,822,261
AgEagle Aerial Systems Inc (c)	70,798	66,550
AirJoule Technologies Corp Class A (c)	41,430	133,819
Alamo Group Inc	20,054	4,282,131
Albany International Corp Class A	56,045	3,230,994
Alliance Laundry Holdings Inc	70,868	1,589,569
Allison Transmission Holdings Inc	155,554	19,490,916
Astec Industries Inc	42,203	2,620,384
Atmus Filtration Technologies Inc	151,895	9,801,784
Blue Bird Corp (c)	58,813	3,427,034
Caterpillar Inc	875,513	650,357,322
CECO Environmental Corp (c)	56,245	3,400,010
Chart Industries Inc (c)	82,088	17,016,842
Cleancore Solutions Inc Class B (c)	321,269	109,071
ClearSign Technologies Corp (c)	102,431	57,535
CNH Industrial NV Class A	1,650,288	20,298,542
Columbus McKinnon Corp/NY	53,518	1,015,772
Commercial Vehicle Group Inc (c)	50,126	85,715
Crane Co	91,426	18,333,656
Cummins Inc	258,360	150,848,653
Deere & Co	470,395	296,212,435
Donaldson Co Inc	216,019	20,037,922
Douglas Dynamics Inc	43,828	2,012,582
Dover Corp	256,387	57,815,269
Eastern Co/The	10,514	195,245
Energy Recovery Inc (c)	101,630	1,060,001
Enerpac Tool Group Corp Class A	99,627	4,064,782
Enpro Inc	39,845	10,305,909
Esab Corp	107,032	13,504,227
ESCO Technologies Inc	48,185	13,361,219
Federal Signal Corp	113,825	13,252,645
Flowserve Corp	237,419	21,016,330
Fortive Corp	594,260	35,180,192
Franklin Electric Co Inc	71,458	7,118,646
FreightCar America Inc (c)	25,337	350,411
Gates Industrial Corp PLC (c)	484,313	13,352,509
Gencor Industries Inc (c)	18,922	295,562
Gorman-Rupp Co/The	38,184	2,452,558
Graco Inc	312,151	29,317,222
Graham Corp (c)	19,066	1,548,541
Greenbrier Cos Inc/The	57,557	3,247,366
Helios Technologies Inc	61,928	4,416,705
Hillman Solutions Corp (c)	365,615	2,998,043
Hurco Cos Inc (c)	11,114	196,829
Hydrofarm Holdings Group Inc (c)	8,299	11,204
Hyster-Yale Inc Class A	23,626	870,146
Hyzon Motors Inc Class A (b)(c)(d)	3,038	0
IDEX Corp	139,921	29,309,252
Illinois Tool Works Inc	493,572	143,446,830
Ingersoll Rand Inc	673,135	63,368,929
ITT Inc	159,087	32,200,800
JBT Marel Corp	97,076	14,949,704
Kadant Inc	22,242	7,543,819
Kennametal Inc	143,176	5,767,129
L B Foster Co Class A (c)	17,977	552,433
Laser Photonics Corp (b)(c)	21,660	21,160
Lincoln Electric Holdings Inc	102,871	29,529,121
Lindsay Corp	20,083	2,705,180
LiqTech International Inc (c)	4,005	7,970
Manitowoc Co Inc/The (c)	64,654	953,647
Mayville Engineering Co Inc (c)	27,029	567,609
Microvast Holdings Inc (c)	380,324	851,926
Middleby Corp/The (c)	86,632	14,628,680
Miller Industries Inc/TN	21,245	892,927
Mueller Industries Inc	207,696	24,499,820
Mueller Water Products Inc Class A1	295,089	8,832,014
Nauticus Robotics Inc (b)(c)	39,583	29,596
Nephros Inc (c)	11,571	45,243
NN Inc (c)	80,816	122,032
Nordson Corp	99,520	29,203,149
Nuburu Inc Class A (b)(c)(d)	187,612	17,917
Omega Flex Inc	7,145	256,720
Oshkosh Corp	118,272	20,108,605
Otis Worldwide Corp	729,286	67,502,712
PACCAR Inc	982,205	123,846,228
Palladyne AI Corp Class A (b)(c)	54,856	385,638
Park-Ohio Holdings Corp	15,916	409,678
Parker-Hannifin Corp	236,012	238,178,590
Pentair PLC	305,721	30,324,466
Perma-Pipe International Holdings Inc (c)	14,765	477,943
Proto Labs Inc (c)	44,733	2,777,025
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	3,363	8,643
RBC Bearings Inc (c)	58,901	33,922,264
Richtech Robotics Inc Class B (b)(c)	308,317	767,709
RYTHM Inc (b)(c)	2,386	46,766
Snap-on Inc	97,169	37,431,442
SPX Technologies Inc (c)	93,260	21,164,424
Standex International Corp	22,960	6,015,520
Stanley Black & Decker Inc	290,845	25,155,184
Symbotic Inc Class A (c)	103,563	5,673,181
Taylor Devices Inc (c)	5,699	500,030
TechPrecision Corp (c)	16,118	63,344
Tennant CO	34,949	2,132,937
Terex Corp	213,178	14,664,515
Timken Co/The	117,790	12,766,080
Titan International Inc (c)	90,156	877,218
Toro Co/The	182,914	18,082,878
Trinity Industries Inc	150,906	5,157,967
Twin Disc Inc	22,165	403,181
Urban-Gro Inc (c)	437	1,084
Velo3D Inc Class A (b)(c)	16,358	166,524
Wabash National Corp	77,432	785,935
Watts Water Technologies Inc Class A	51,217	16,837,077
Westinghouse Air Brake Technologies Corp	320,614	84,626,065
Worthington Enterprises Inc	57,031	3,194,306
Xos Inc (b)(c)	3,534	7,457
Xylem Inc/NY	455,249	58,982,060
		2,720,423,987
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	71,060	1,708,993
Kirby Corp (c)	101,478	13,171,844
Lakeside Holding Ltd (c)	1,061	705
Matson Inc	58,224	9,672,753
Pangaea Logistics Solutions Ltd	61,045	570,771
		25,125,066
Passenger Airlines - 0.1%
Alaska Air Group Inc (c)	217,628	11,229,605
Allegiant Travel Co (b)(c)	25,699	2,625,153
American Airlines Group Inc (c)	1,236,021	16,154,794
Delta Air Lines Inc	1,212,364	79,652,316
flyExclusive Inc Class A (c)	14,941	30,330
Frontier Group Holdings Inc (b)(c)	159,767	709,365
JetBlue Airways Corp (c)	548,896	3,040,884
Joby Aviation Inc Class A (b)(c)	1,133,006	11,398,040
Republic Airways Holdings Inc (c)	4,462	96,959
SkyWest Inc (c)	74,906	7,796,216
Southwest Airlines Co	966,621	47,615,751
Sun Country Airlines Holdings Inc (c)	101,365	1,994,863
Surf Air Mobility Inc (b)(c)	100,194	195,378
United Airlines Holdings Inc (c)	606,010	64,418,864
Volato Group Inc Class A (c)	4,031	1,207
Wheels Up Experience Inc Class A (b)(c)	161,401	96,130
		247,055,855
Professional Services - 0.6%
Alight Inc Class A	854,341	751,564
Amentum Holdings Inc (c)	287,528	8,588,461
Asure Software Inc (c)	45,008	411,373
Automatic Data Processing Inc	757,011	162,272,878
Barrett Business Services Inc	47,241	1,311,883
BGSF Inc	16,695	101,506
BlackSky Technology Inc Class A (b)(c)	56,778	1,070,265
Booz Allen Hamilton Holding Corp Class A	226,849	17,882,507
Broadridge Financial Solutions Inc	218,475	40,607,948
CACI International Inc (c)	41,221	25,151,818
Cbiz Inc (c)	91,667	2,625,343
Clarivate PLC (b)(c)	814,301	1,872,892
Concentrix Corp	82,805	2,716,004
Conduent Inc (c)	267,692	390,830
CRA International Inc	12,412	2,143,056
CSG Systems International Inc	50,528	4,037,187
Cycurion Inc (c)	1,275	2,218
DLH Holdings Corp (c)	20,883	125,298
Equifax Inc	229,208	47,895,304
ExlService Holdings Inc (c)	295,531	9,235,344
Exponent Inc	94,486	6,876,691
Falcon's Beyond Global Inc Class A (b)(c)	30,342	196,616
First Advantage Corp (c)	151,530	1,744,110
FiscalNote Holdings Inc Class A (b)(c)	13,088	14,004
Forrester Research Inc (c)	20,735	123,995
Franklin Covey Co (b)(c)	21,311	277,469
FTI Consulting Inc (c)	56,978	9,368,323
GEE Group Inc (c)	276,653	65,373
Genpact Ltd	299,669	11,902,853
HireQuest Inc	10,496	122,383
Huron Consulting Group Inc (c)	29,835	4,218,669
ICF International Inc	34,566	2,873,472
Innodata Inc (b)(c)	59,052	2,608,327
Insperity Inc	66,674	1,480,830
Jacobs Solutions Inc	223,847	30,859,547
KBR Inc	238,689	10,079,836
Kelly Services Inc Class A	57,468	558,014
Kforce Inc	31,278	845,132
Korn Ferry	99,063	6,208,278
Legalzoom.com Inc (c)	212,948	1,497,024
Leidos Holdings Inc	238,751	41,805,300
ManpowerGroup Inc	86,166	2,410,063
Mastech Digital Inc (c)	9,178	55,160
Maximus Inc	104,546	7,904,723
Mistras Group Inc (c)	35,445	541,600
Nixxy Inc (b)(c)	37,287	20,303
Parsons Corp (c)	99,029	6,535,914
Paychex Inc	607,747	56,915,507
Paycom Software Inc	91,125	11,466,259
Paylocity Holding Corp (c)	82,634	8,799,695
Planet Labs PBC Class A (c)	471,446	11,380,706
Professional Diversity Network Inc (b)(c)	961	1,152
Rcm Technologies Inc (c)	10,379	196,267
Resolute Holdings Management Inc (c)	6,796	1,145,466
Resources Connection Inc	62,941	236,658
Robert Half Inc	185,154	4,521,461
Science Applications International Corp	86,290	7,961,115
Skillsoft Corp Class A (b)(c)	8,141	34,111
Spire Global Inc Class A (b)(c)	55,607	492,122
SS&C Technologies Holdings Inc	391,992	29,513,078
Star Equity Holdings Inc (c)	3,714	37,066
TIC Solutions Inc	346,375	3,280,171
TransUnion	362,832	28,500,454
TriNet Group Inc	56,735	2,160,469
TrueBlue Inc (c)	54,721	231,470
TTEC Holdings Inc (b)(c)	34,806	87,015
UL Solutions Inc Class A	140,281	11,779,396
Upwork Inc (c)	245,853	3,299,347
Verisk Analytics Inc	260,467	54,065,135
Verra Mobility Corp Class A (c)	296,871	4,960,714
Where Food Comes From Inc (c)	2,752	34,400
Willdan Group Inc (c)	26,705	2,380,484
		723,867,406
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	194,280	12,597,115
Alta Equipment Group Inc Class A	37,177	256,521
Applied Industrial Technologies Inc	70,490	19,919,064
BlueLinx Holdings Inc (c)	15,551	1,025,122
Boise Cascade Co	70,330	5,819,104
Core & Main Inc Class A (c)	357,894	19,383,539
Custom Truck One Source Inc Class A (b)(c)	112,783	807,526
Distribution Solutions Group Inc (c)	14,403	430,650
DNOW Inc (c)	343,800	4,049,964
DXP Enterprises Inc/TX (c)	23,446	3,246,568
EVI Industries Inc	9,774	189,909
Fastenal Co	2,145,764	98,790,975
Ferguson Enterprises Inc	366,981	95,693,966
FTAI Aviation Ltd	191,794	58,650,605
GATX Corp	66,762	12,295,558
Global Industrial Co	26,452	872,387
Herc Holdings Inc	57,433	8,028,559
Hudson Technologies Inc (c)	76,504	543,943
iPower Inc (b)(c)	891	1,711
Karat Packaging Inc	14,982	369,306
McGrath RentCorp	45,401	5,037,241
MSC Industrial Direct Co Inc Class A	86,481	8,115,377
NPK International Inc (c)	159,287	2,298,511
QXO Inc (b)(c)	909,457	21,781,495
Rush Enterprises Inc Class A	122,543	8,696,877
Rush Enterprises Inc Class B	5,607	362,492
SiteOne Landscape Supply Inc (c)	82,841	11,837,150
Titan Machinery Inc (c)	38,369	747,812
Transcat Inc (c)	17,217	1,342,409
United Rentals Inc	119,148	100,084,321
Watsco Inc	65,566	27,362,659
Wesco International Inc	91,030	26,353,185
Willis Lease Finance Corp	5,489	1,118,164
WW Grainger Inc	81,761	93,594,270
Xometry Inc Class A (c)	81,334	3,335,914
		655,039,969
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (c)	3,681	1,507
Sky Harbour Group Corp Class A (c)	48,236	423,512
		425,019
TOTAL INDUSTRIALS		13,267,719,382
Information Technology - 30.4%
Communications Equipment - 1.0%
Actelis Networks Inc (c)	814	150
ADTRAN Holdings Inc (c)	135,873	1,385,905
Applied Optoelectronics Inc (b)(c)	120,437	10,144,409
Arista Networks Inc (c)	1,932,271	257,958,179
Aviat Networks Inc (c)	21,926	549,027
BK Technologies Corp (c)	6,725	585,680
Calix Inc (c)	113,541	5,878,018
Cambium Networks Corp (b)(c)	18,981	21,258
Ciena Corp (c)	264,041	92,071,097
Cisco Systems Inc	7,371,290	585,722,703
Clearfield Inc (c)	21,334	670,741
ClearOne Inc (c)	1,585	7,718
Comtech Telecommunications Corp (c)	58,305	292,691
Digi International Inc (c)	68,602	3,349,150
Extreme Networks Inc (c)	248,208	3,469,948
F5 Inc (c)	107,860	29,268,890
Franklin Wireless Corp	19,440	76,205
Genasys Inc (c)	81,699	154,411
Harmonic Inc (c)	213,667	2,271,280
Inseego Corp (c)	20,933	258,523
KVH Industries Inc (c)	26,523	159,934
Lantronix Inc (c)	59,757	357,347
Lumentum Holdings Inc (c)	132,625	92,958,189
Motorola Solutions Inc	311,457	150,203,253
Netgear Inc (c)	53,422	1,101,562
NetScout Systems Inc (c)	127,898	3,735,901
Network-1 Technologies Inc	14,194	21,033
Ondas Inc (b)(c)	721,053	7,268,214
Optical Cable Corp (c)	11,558	64,377
Ribbon Communications Inc (c)	161,677	360,540
Ubiquiti Inc	7,904	6,062,289
Viasat Inc (c)	253,367	11,599,141
Viavi Solutions Inc (c)	418,231	12,425,643
Vistance Networks Inc (c)	413,709	7,268,867
		1,287,722,273
Electronic Equipment, Instruments & Components - 1.0%
908 Devices Inc (c)	51,304	353,998
Acorn Energy Inc (c)	2,653	56,137
Advanced Energy Industries Inc	70,576	23,683,188
Aeva Technologies Inc (b)(c)	51,058	677,029
AEye Inc Class A (c)	81,183	133,140
Airgain Inc (c)	19,180	80,556
Amphenol Corp Class A	2,290,252	334,514,208
AmpliTech Group Inc (c)	32,770	87,824
Arlo Technologies Inc (c)	197,615	3,100,579
Arrow Electronics Inc (c)	96,108	14,623,793
Astrotech Corp (c)	4,014	11,239
Avnet Inc	152,069	10,012,223
Badger Meter Inc	55,181	8,411,240
Bel Fuse Inc Class A	1,977	419,025
Bel Fuse Inc Class B	20,789	4,775,441
Belden Inc	73,623	10,550,176
Benchmark Electronics Inc	66,135	3,823,264
CDW Corp/DE	243,625	29,878,170
Climb Global Solutions Inc	7,472	707,449
Coda Octopus Group Inc (c)	13,223	179,304
Cognex Corp	314,217	17,093,405
Coherent Corp (c)	293,794	76,072,080
Corning Inc	1,460,022	219,558,108
CPS Technologies Corp (c)	24,789	111,055
Crane NXT Co	92,977	4,489,859
CTS Corp	55,407	2,917,733
Daktronics Inc (c)	76,995	1,984,931
Data I/O Corp (c)	19,731	54,655
ePlus Inc	48,364	3,901,040
Evolv Technologies Holdings Inc Class A (c)	260,415	1,380,200
Flex Ltd (c)	691,802	43,597,362
Focus Universal Inc (b)(c)	456	2,348
Forward Industries Inc (c)	134,418	569,932
Frequency Electronics Inc (c)	13,127	659,107
Identiv Inc (c)	41,074	129,383
Insight Enterprises Inc (c)	58,151	4,859,098
Interlink Electronics Inc	8,509	27,824
IPG Photonics Corp (b)(c)	47,193	6,209,183
Itron Inc (c)	85,323	8,016,096
Jabil Inc	200,330	53,085,447
Key Tronic Corp (c)	25,151	72,435
Keysight Technologies Inc (c)	321,390	98,772,789
Kimball Electronics Inc (c)	46,189	1,154,263
Knowles Corp (c)	162,099	4,404,230
LGL Group Inc/The (c)	4,194	29,904
LightPath Technologies Inc Class A (c)	75,606	788,571
Lightwave Logic Inc (b)(c)	240,007	1,058,431
Littelfuse Inc	46,501	16,389,742
M-Tron Industries Inc (c)	5,126	324,425
Methode Electronics Inc	66,854	565,585
MicroVision Inc (b)(c)	570,209	445,390
Mirion Technologies Inc Class A (c)	466,722	10,085,862
MultiSensor AI Holdings Inc (c)	51,631	14,560
Napco Security Technologies Inc	67,044	3,124,921
Neonode Inc (c)	23,956	43,600
nLight Inc (c)	102,170	5,740,932
Nortech Systems Inc (c)	192	1,818
Novanta Inc (c)	66,865	8,988,662
OSI Systems Inc (c)	29,920	8,533,184
Ouster Inc Class A (c)	113,264	2,146,353
PC Connection Inc	21,410	1,304,940
Plexus Corp (c)	50,532	9,809,777
Powerfleet Inc NJ (b)(c)	225,372	804,578
Ralliant Corp	210,145	9,643,554
Research Frontiers Inc (c)	55,690	55,423
RF Industries Ltd (c)	18,966	215,264
Richardson Electronics Ltd/United States	22,923	281,494
Rogers Corp (c)	30,934	3,335,613
Sanmina Corp (c)	101,841	15,811,834
ScanSource Inc (c)	39,209	1,442,107
SmartRent Inc Class A (c)	321,978	489,407
Sono-Tek Corp (c)	28,746	123,320
Syntec Optics Holdings Inc Class A (b)(c)	11,970	76,847
TD SYNNEX Corp	141,279	22,153,960
Teledyne Technologies Inc (c)	87,750	59,766,525
TTM Technologies Inc (c)	193,644	20,185,451
VerifyMe Inc (c)	25,759	24,548
Vishay Intertechnology Inc	231,780	4,338,922
Vishay Precision Group Inc (c)	23,802	1,096,558
Vontier Corp	271,942	11,127,867
Vuzix Corp (b)(c)	123,164	355,944
Wrap Technologies Inc (b)(c)	63,492	109,206
Zebra Technologies Corp Class A (c)	94,939	21,262,538
		1,237,298,163
IT Services - 1.0%
Accenture PLC Class A	1,160,428	242,204,533
Akamai Technologies Inc (c)	268,558	26,423,422
Applied Digital Corp (b)(c)	465,585	12,696,503
ASGN Inc (c)	80,735	3,463,532
Backblaze Inc Class A (c)	110,680	416,157
BigBear.ai Holdings Inc (b)(c)	818,009	3,239,316
Brand Engagement Network Inc Class A (b)(c)	4,807	171,514
Castellum Inc (b)(c)	132,463	130,039
CISO Global Inc (c)	42,159	15,856
Cloudastructure Inc Class A (b)(c)	27,212	18,014
Cloudflare Inc Class A (c)	590,193	101,625,333
Cognizant Technology Solutions Corp Class A	902,547	58,151,103
Commerce.com Inc (c)	122,785	341,342
CoreWeave Inc Class A (b)(c)	426,082	33,899,084
Crexendo Inc (c)	33,728	196,972
CSP Inc	11,297	101,786
Data Storage Corp (c)	10,144	40,576
DigitalOcean Holdings Inc (b)(c)	128,541	7,206,008
DXC Technology Co (c)	323,984	4,078,959
EPAM Systems Inc (c)	103,460	14,587,860
Fastly Inc Class A (c)	264,869	5,064,295
Fusemachines Inc	31,271	42,841
Gartner Inc (c)	134,647	21,166,508
Glimpse Group Inc/The (c)	26,483	15,651
GoDaddy Inc Class A (c)	253,071	22,057,668
Grid Dynamics Holdings Inc (c)	127,423	860,105
Hackett Group Inc/The	41,441	566,084
IBM Corporation	1,748,834	420,087,416
Information Services Group Inc	67,104	322,770
Kyndryl Holdings Inc (c)	425,325	5,244,257
MongoDB Inc Class A (c)	152,122	49,967,513
Okta Inc Class A (c)	315,818	22,896,805
Rackspace Technology Inc (b)(c)	192,879	376,114
Research Solutions Inc/CA (c)	45,632	105,866
Snowflake Inc (c)	634,374	106,834,925
TSS Inc/MD (b)(c)	45,092	465,800
Tucows Inc Class A (c)	18,279	331,947
Twilio Inc Class A (c)	284,248	34,382,638
Unisys Corp (c)	125,152	304,119
VeriSign Inc	155,950	35,547,243
Whitefiber Inc (b)	18,348	309,164
WidePoint Corp (c)	14,118	68,049
XTI Aerospace Inc (b)(c)	53,692	100,404
		1,236,126,091
Semiconductors & Semiconductor Equipment - 13.1%
ACM Research Inc Class A (c)	100,113	5,574,292
Advanced Micro Devices Inc (c)	3,046,006	609,840,861
Aehr Test Systems (c)	52,117	1,950,739
Aeluma Inc (b)(c)	20,747	320,956
Alpha & Omega Semiconductor Ltd (c)	44,906	943,475
Ambarella Inc (c)	76,292	4,603,459
Ambiq Micro Inc	7,829	240,350
Amkor Technology Inc	214,323	10,248,926
Amtech Systems Inc (c)	20,823	271,740
Analog Devices Inc	920,469	327,493,666
Applied Materials Inc	1,490,572	554,939,956
Ascent Solar Technologies Inc (c)	7,585	47,786
Astera Labs Inc (c)	246,285	29,266,047
Atomera Inc (b)(c)	57,293	288,757
Axcelis Technologies Inc (c)	58,577	4,839,046
AXT Inc (c)	80,754	3,060,577
Blaize Holdings Inc Class A (c)	95,453	112,635
Broadcom Inc	8,834,997	2,823,223,291
CEVA Inc (c)	43,394	905,199
Cirrus Logic Inc (c)	95,516	13,479,218
Cohu Inc (c)	85,570	2,584,214
Credo Technology Group Holding Ltd (c)	284,843	31,979,324
CVD Equipment Corp (c)	12,479	44,300
Diodes Inc (c)	86,680	5,914,176
Enphase Energy Inc (c)	245,165	10,363,125
Entegris Inc	283,157	37,504,145
Everspin Technologies Inc (c)	34,833	376,196
First Solar Inc (c)	200,693	39,576,660
FormFactor Inc (c)	145,351	14,372,307
GCT Semiconductor Holding Inc Class A (b)(c)	63,584	69,942
GSI Technology Inc (b)(c)	53,268	434,667
Ichor Holdings Ltd (c)	63,731	3,030,409
Ideal Power Inc (c)	13,111	47,003
Impinj Inc (c)	49,930	6,124,414
Intel Corp (c)	8,389,435	382,642,130
inTEST Corp (c)	21,005	244,708
KLA Corp	245,851	374,812,142
Kopin Corp (b)(c)	337,260	745,345
Lam Research Corp	2,350,065	549,656,703
Lattice Semiconductor Corp (c)	255,698	24,449,843
MACOM Technology Solutions Holdings Inc (c)	119,981	29,769,686
Marvell Technology Inc	1,612,280	131,707,153
MaxLinear Inc (c)	152,094	2,650,998
Microchip Technology Inc	1,010,669	75,436,334
Micron Technology Inc	2,100,071	866,006,278
MKS Inc	125,337	30,639,883
Mobix Labs Inc Class A (b)(c)	45,896	7,573
Monolithic Power Systems Inc	89,606	102,396,360
Navitas Semiconductor Corp Class A (b)(c)	367,146	3,304,314
NVE Corp	9,154	630,161
NVIDIA Corp	45,461,761	8,055,369,432
ON Semiconductor Corp (c)	754,399	50,152,446
Onto Innovation Inc (c)	91,647	19,785,671
PDF Solutions Inc (c)	60,457	2,042,237
Penguin Solutions Inc (b)(c)	88,943	1,848,236
Peraso Inc (c)	4,399	3,718
Photronics Inc (c)	112,737	4,219,746
Pixelworks Inc (b)(c)	7,763	49,295
Power Integrations Inc	104,137	4,990,245
Qnity Electronics Inc	391,549	49,632,751
Qorvo Inc (c)	157,393	13,047,880
QUALCOMM Inc	2,003,947	285,281,895
QuickLogic Corp (b)(c)	27,832	229,057
Rambus Inc (c)	201,745	20,105,907
Rigetti Computing Inc Class A (b)(c)	616,786	10,744,412
Semtech Corp (c)	161,917	14,608,152
Silicon Laboratories Inc (c)	61,493	12,577,163
SiTime Corp (c)	41,010	16,317,059
SkyWater Technology Inc (c)	52,350	1,542,231
Skyworks Solutions Inc	277,704	16,545,604
SolarEdge Technologies Inc (b)(c)	111,111	3,933,329
Synaptics Inc (c)	73,620	5,997,085
Teradyne Inc	293,202	93,833,436
Texas Instruments Inc	1,699,975	360,581,697
Trio-Tech International (c)	8,364	40,649
Ultra Clean Holdings Inc (c)	85,789	5,205,677
Universal Display Corp	83,015	8,856,870
Veeco Instruments Inc (c)	111,370	3,403,467
Wolfspeed Inc	17,910	353,185
		16,180,470,001
Software - 7.8%
8x8 Inc (c)	248,039	530,803
A10 Networks Inc	135,107	2,602,161
ACCESS Newswire Inc (c)	5,819	41,664
ACI Worldwide Inc (c)	192,611	7,642,804
Adeia Inc	206,814	4,278,982
Adobe Inc (c)	783,289	205,542,866
Agilysys Inc (c)	47,411	3,421,652
Airship AI Holdings Inc Class A (b)(c)	34,807	95,023
Alarm.com Holdings Inc (c)	93,874	4,491,871
Alkami Technology Inc (b)(c)	147,098	2,433,736
Alpha Modus Holdings Inc Class A (c)	87,469	43,857
American Bitcoin Corp Class A (c)	268,322	273,688
Amplitude Inc Class A (c)	172,744	1,261,031
Appfolio Inc Class A (c)	43,424	7,719,050
Appian Corp Class A (c)	75,444	2,012,091
AppLovin Corp Class A (c)	506,468	220,197,092
Arteris Inc (c)	57,872	983,245
Asana Inc Class A (b)(c)	173,060	1,228,726
Atlassian Corp Class A (c)	315,387	23,695,025
AudioEye Inc (c)	12,494	85,209
Aurora Innovation Inc Class A (b)(c)	2,293,923	10,735,560
authID Inc (c)	22,982	38,150
Autodesk Inc (c)	398,841	98,063,037
AvePoint Inc Class A (c)	257,765	2,778,707
Aware Inc/MA (c)	30,284	49,666
Bentley Systems Inc Class B	278,503	10,179,285
BILL Holdings Inc (c)	167,085	7,436,953
Bit Digital Inc (b)(c)	604,184	1,008,987
BitMine Immersion Technologies Inc (b)	531,264	10,083,391
Blackbaud Inc (c)	69,643	3,380,471
BlackLine Inc (c)	94,527	3,332,077
Blend Labs Inc Class A (b)(c)	422,768	710,250
Box Inc Class A (c)	273,675	6,445,046
Braze Inc Class A (c)	163,366	3,102,320
Bridgeline Digital Inc (c)	21,258	18,926
BTCS Inc (b)	73,348	117,357
Btcs Inc Series V (d)	11,578	0
C3.ai Inc Class A (b)(c)	225,971	1,796,469
Cadence Design Systems Inc (c)	509,561	153,581,685
Ccc Intelligent Solutions Holdings Inc Class A (c)	1,095,577	6,387,214
Cerence Inc (c)	79,564	629,351
CID Holdco Inc (b)	3,058	734
Cipher Digital Inc (b)(c)	544,328	8,491,517
Circle Internet Group Inc Class A	100,790	8,409,918
Cleanspark Inc (b)(c)	522,889	5,202,746
Clear Secure Inc Class A	165,722	8,060,718
Clearwater Analytics Holdings Inc Class A (c)	538,009	12,584,031
Commvault Systems Inc (c)	82,293	7,001,488
Confluent Inc Class A (c)	559,026	17,145,327
Consensus Cloud Solutions Inc (c)	36,773	1,106,132
Core Scientific Inc (c)	579,079	9,826,971
Crowdstrike Holdings Inc Class A (c)	469,580	174,674,368
CS Disco Inc (c)	42,968	139,646
CXApp Inc Class A (b)(c)	25,936	4,751
CYNGN Inc (b)(c)	11,472	17,552
Daily Journal Corp (b)(c)	1,712	872,281
Datacentrex Inc (b)(c)	14,555	27,072
Datadog Inc Class A (c)	609,417	68,230,327
Digimarc Corp (b)(c)	26,743	117,803
Digital Turbine Inc (c)	187,634	761,794
Docusign Inc (c)	375,975	16,945,193
Dolby Laboratories Inc Class A	114,331	7,611,015
Domo Inc Class B (c)	63,653	228,514
Dropbox Inc Class A (c)	325,195	8,126,623
Duos Technologies Group Inc (b)(c)	29,393	221,917
Dynatrace Inc (c)	563,539	20,242,321
eGain Corp (c)	35,073	327,582
Elastic NV (c)	175,190	9,122,143
EverCommerce Inc (b)(c)	31,691	363,813
Exodus Movement Inc Class A (c)	11,079	113,006
Expensify Inc Class A (c)	89,714	85,237
Fair Isaac Corp (c)	44,382	62,550,216
Five9 Inc (c)	145,748	2,541,845
Fortinet Inc (c)	1,182,019	93,414,962
Freshworks Inc Class A (c)	382,671	2,992,487
Gen Digital Inc	1,048,755	23,670,400
Gitlab Inc Class A (c)	263,484	6,929,629
Greenidge Generation Holdings Inc Class A (c)	17,056	20,808
Guidewire Software Inc (c)	158,727	23,066,208
HubSpot Inc (c)	97,876	25,889,181
I3 Verticals Inc Class A (b)(c)	40,272	901,287
Intapp Inc (c)	107,017	2,400,391
Intellicheck Inc (c)	38,108	185,205
Intellinetics Inc (c)	4,914	37,592
InterDigital Inc	48,084	17,624,229
Intrusion Inc (c)	32,365	35,278
Intuit Inc	521,751	213,411,812
Inuvo Inc (c)	22,632	57,712
Iveda Solutions Inc (b)(c)	5,496	1,628
Kaltura Inc (c)	146,329	203,397
Klaviyo Inc Class A (c)	257,706	4,486,661
Life360 Inc (b)(c)	146,950	7,736,918
LivePerson Inc (c)	18,833	54,051
LiveRamp Holdings Inc (c)	118,080	3,208,234
LM Funding America Inc (c)	4,607	1,717
Manhattan Associates Inc (c)	112,488	15,234,250
MARA Holdings Inc (b)(c)	708,151	6,330,870
Marin Software Inc (c)(d)	2,863	1,392
Microsoft Corp	13,904,637	5,460,907,136
Mitek Systems Inc (c)	83,897	1,223,218
Myseum Inc (c)	5,809	10,747
N-able Inc/US (c)	131,695	579,458
nCino Inc (c)	197,540	3,188,296
NCR Voyix Corp (c)	260,505	1,990,258
Netskope Inc Class A (b)(c)	108,851	1,175,591
NetSol Technologies Inc (c)	22,543	79,351
NextNav Inc Class A (b)(c)	164,039	2,639,388
NextTrip Inc (c)	5,813	16,741
Nutanix Inc Class A (c)	506,126	19,374,503
ON24 Inc (c)	68,505	548,725
OneSpan Inc	66,206	730,914
Onestream Inc Class A (c)	150,982	3,561,665
Ooma Inc (c)	46,447	574,085
Oracle Corp	3,147,073	457,584,415
PagerDuty Inc (c)	171,358	1,209,787
Palantir Technologies Inc Class A (c)	4,273,929	586,340,321
Palo Alto Networks Inc (c)	1,487,840	221,569,134
PAR Technology Corp (c)	76,046	1,246,394
Pegasystems Inc	171,452	7,497,596
Phunware Inc (c)	36,649	65,235
Pivotal Software Inc rights (c)(d)	130,247	1
Porch Group Inc (c)	182,418	1,497,652
Procore Technologies Inc (c)	223,896	12,323,236
Progress Software Corp (c)	79,591	3,333,271
PTC Inc (c)	224,673	35,181,545
Q2 Holdings Inc (c)	116,717	5,616,422
Qualys Inc (c)	66,849	6,181,527
Rapid7 Inc (c)	109,311	679,914
REalloys Inc (b)(c)	4,670	86,208
reAlpha Tech Corp (c)	165,269	52,539
Red Violet Inc (b)(c)	24,251	1,050,311
Rekor Systems Inc (b)(c)	224,182	192,191
ReposiTrak Inc	22,283	193,862
Rimini Street Inc (c)	86,505	321,799
RingCentral Inc Class A (c)	145,189	5,292,139
Riot Platforms Inc (c)	604,579	9,848,592
Roper Technologies Inc	201,409	70,438,770
Rubrik Inc Class A (c)	265,783	13,810,085
SailPoint Inc (c)	135,514	1,910,747
Salesforce Inc	1,781,474	347,013,321
Samsara Inc Class A (c)	652,941	18,869,995
SEMrush Holdings Inc Class A (c)	85,361	1,008,967
SentinelOne Inc Class A (c)	602,011	7,898,384
Servicenow Inc (c)	1,941,557	209,707,572
ServiceTitan Inc Class A (c)	105,863	7,663,423
Signing Day Sports Inc (b)(c)	1,716	920
Silvaco Group Inc (c)	16,271	54,671
Smith Micro Software Inc (c)	37,664	21,092
Soluna Holdings Inc (b)(c)	105,472	91,687
SoundHound AI Inc Class A (b)(c)	725,339	6,237,915
SoundThinking Inc (c)	16,689	121,830
Sprinklr Inc Class A (c)	223,043	1,298,110
Sprout Social Inc Class A (c)	98,452	635,015
SPS Commerce Inc (c)	69,973	3,954,174
Strategy Inc Class A (b)(c)	500,514	64,816,563
Synopsys Inc (c)	347,716	143,954,424
T Stamp Inc Class A (b)(c)	2,323	5,900
Tao Synergies Inc (b)(c)	12,242	47,866
TaoWeave Inc (c)	2,368	2,079
Telos Corp (c)	100,777	405,124
Tenable Holdings Inc (c)	226,830	4,361,941
Teradata Corp (c)	174,971	5,509,837
Terawulf Inc (b)(c)	618,336	10,029,410
TON Strategy Co (c)	91,786	178,065
Trimble Inc (c)	444,771	29,741,837
Tyler Technologies Inc (c)	80,669	28,612,488
UiPath Inc Class A (b)(c)	786,539	8,439,563
Unity Software Inc (c)	638,874	11,646,673
Upland Software Inc (c)	46,648	41,190
Urgent.ly Inc (c)	2,070	4,016
Varonis Systems Inc (c)	223,683	5,167,077
Veea Inc Class A (c)	32,012	16,233
Veritone Inc (c)	160,181	451,710
Vertex Inc Class A (c)	137,898	1,996,763
Via Transportation Inc Class A (c)	21,881	375,916
Viant Technology Inc Class A (c)	29,851	302,391
VirnetX Holding Corp (c)	5,781	94,230
Weave Communications Inc (c)	130,167	656,042
Workday Inc Class A (c)	406,242	54,338,930
Workiva Inc Class A (c)	97,836	6,024,741
Xperi Inc (c)	81,757	501,170
Yext Inc (c)	193,696	1,100,193
Zeta Global Holdings Corp Class A (c)	370,071	6,272,703
Zoom Communications Inc Class A (c)	498,040	36,825,078
Zscaler Inc (c)	189,723	27,887,384
		9,702,014,760
Technology Hardware, Storage & Peripherals - 6.5%
Apple Inc	27,643,941	7,302,976,333
AstroNova Inc (c)	11,503	104,447
Boxlight Corp Class A (b)(c)	275	377
Corsair Gaming Inc (c)	84,178	462,137
CPI Card Group Inc (c)	12,155	149,081
Dell Technologies Inc Class C	564,234	83,551,771
Diebold Nixdorf Inc (c)	67,638	5,411,040
DNA X Inc (b)(c)	184	1,001
Eastman Kodak Co (c)	126,908	928,967
GPGI Inc Class A	133,326	2,993,169
Hewlett Packard Enterprise Co	2,467,392	52,974,906
HP Inc	1,750,822	33,248,110
Immersion Corp	57,038	348,502
IonQ Inc (b)(c)	663,535	25,459,838
Movano Inc (c)	1,059	12,073
NetApp Inc	373,683	37,005,827
One Stop Systems Inc (b)(c)	40,247	332,239
Pure Storage Inc Class A (c)	585,220	37,582,828
Quantum Computing Inc (b)(c)	357,621	3,007,593
Quantum Corp (b)(c)	27,532	150,875
Sandisk Corp/DE (c)	276,178	175,472,454
Seagate Technology Holdings PLC	407,678	166,267,396
Socket Mobile Inc (c)	756	677
Super Micro Computer Inc (b)(c)	937,443	30,363,779
TransAct Technologies Inc (c)	21,933	75,888
Turtle Beach Corp (c)	27,260	341,840
Western Digital Corp	639,760	178,940,872
Xerox Holdings Corp	218,656	393,581
Xerox Holdings Corp warrants 2/14/2028 (c)	2,328	279
		8,138,557,880
TOTAL INFORMATION TECHNOLOGY		37,782,189,168
Materials - 2.4%
Chemicals - 1.2%
AdvanSix Inc	49,314	879,269
Air Products and Chemicals Inc	416,211	114,736,886
Albemarle Corp	220,266	39,354,926
Alto Ingredients Inc (c)	143,597	327,401
American Vanguard Corp (c)	50,177	231,316
Arq Inc (c)	56,865	199,596
Ascent Industries Co (c)	13,536	232,278
Ashland Inc	86,698	5,406,487
ASP Isotopes Inc (b)(c)	203,694	1,087,726
Aspen Aerogels Inc (b)(c)	121,420	378,830
Avient Corp	172,405	7,080,673
Axalta Coating Systems Ltd (c)	397,216	13,270,987
Balchem Corp	60,348	10,948,938
Cabot Corp	99,413	7,569,306
Celanese Corp	206,472	10,311,212
CF Industries Holdings Inc	291,711	29,036,913
Chemours Co/The	278,279	5,075,809
Core Molding Technologies Inc (c)	14,117	257,635
Corteva Inc	1,265,861	101,420,783
Dow Inc	1,332,948	40,961,492
DuPont de Nemours Inc	782,921	39,177,367
Eastman Chemical Co	214,728	16,214,111
Ecolab Inc	477,120	147,119,952
Ecovyst Inc (c)	207,568	2,339,291
Element Solutions Inc	425,511	14,931,181
Flotek Industries Inc (c)	26,079	400,313
FMC Corp	239,265	3,526,766
Hawkins Inc	39,420	5,877,522
HB Fuller Co	100,008	6,572,526
Huntsman Corp	304,858	3,856,454
Ingevity Corp (c)	67,628	4,871,245
Innospec Inc	47,189	3,613,734
International Flavors & Fragrances Inc	478,721	39,365,228
Intrepid Potash Inc (c)	18,019	666,162
Koppers Holdings Inc	37,429	1,414,816
Kronos Worldwide Inc	39,517	229,594
Linde PLC	873,421	443,767,742
LSB Industries Inc (c)	100,664	1,169,716
LyondellBasell Industries NV Class A1	481,832	27,714,977
Mativ Holdings Inc	98,745	1,070,396
Minerals Technologies Inc	57,848	4,085,226
Mosaic Co/The	592,900	16,506,336
NewMarket Corp	14,525	9,092,795
Northern Technologies International Corp	15,743	140,113
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	211,902	5,375,954
Origin Materials Inc Class A (c)	231,956	35,465
Perimeter Solutions Inc (c)	260,888	6,125,650
PPG Industries Inc	419,150	51,668,621
PureCycle Technologies Inc (b)(c)	268,518	1,694,349
Quaker Chemical Corp	26,036	3,828,073
Rayonier Advanced Materials Inc (c)	123,195	1,166,657
RPM International Inc	239,771	27,362,667
Scotts Miracle-Gro Co/The	82,588	5,791,071
Sensient Technologies Corp	79,146	8,035,693
Sherwin-Williams Co/The	431,331	156,396,307
Solesence Inc (c)	40,284	51,563
Solstice Advanced Materials Inc	296,402	23,270,521
Stepan Co	42,709	2,173,461
Trinseo PLC (b)	66,012	15,182
Tronox Holdings PLC	229,222	1,714,581
Valhi Inc	4,069	56,843
Westlake Corp	62,262	6,561,170
		1,483,815,854
Construction Materials - 0.3%
Amrize Ltd (United States)	962,094	62,526,489
CRH PLC	1,254,505	150,515,511
Eagle Materials Inc	59,829	13,389,730
Knife River Corp (c)	105,731	9,407,944
Martin Marietta Materials Inc	112,941	76,412,492
Smith-Midland Corp (b)(c)	8,108	311,428
United States Lime & Minerals Inc	19,992	2,282,287
Vulcan Materials Co	247,632	76,765,920
		391,611,801
Containers & Packaging - 0.2%
Amcor PLC	863,538	41,821,145
AptarGroup Inc	122,501	17,604,619
Avery Dennison Corp	144,487	28,370,022
Ball Corp	500,491	33,597,961
Crown Holdings Inc	213,258	24,439,367
Eightco Holdings Inc (b)(c)	292,622	307,253
Graphic Packaging Holding CO	548,799	6,711,812
Greif Inc Class A	40,313	2,929,546
Greif Inc Class B	16,432	1,435,828
International Paper Co	987,358	42,999,441
Myers Industries Inc	69,790	1,561,202
O-I Glass Inc (c)	288,922	3,871,555
Packaging Corp of America	167,426	38,866,272
Ranpak Holdings Corp Class A (c)	83,264	426,312
Sealed Air Corp	274,351	11,489,820
Silgan Holdings Inc	163,968	7,878,662
Smurfit Westrock PLC	976,212	45,891,726
Sonoco Products Co	184,335	10,409,397
TriMas Corp	60,502	2,364,418
		322,976,358
Metals & Mining - 0.7%
5E Advanced Materials Inc (c)	11,668	23,336
Adapti Inc (c)(d)	199	310
Alcoa Corp	485,620	30,147,290
Alpha Metallurgical Resources Inc (c)	20,425	3,322,126
American Battery Technology Co (b)(c)	249,875	922,039
Ampco-Pittsburgh Corp (c)	24,718	225,181
Century Aluminum Co (c)	98,798	5,094,025
Cleveland-Cliffs Inc (c)	1,065,410	11,357,271
Coeur Mining Inc (c)	1,203,080	32,663,622
Commercial Metals Co	207,907	15,239,583
Compass Minerals International Inc (c)	63,527	1,600,880
Contango ORE Inc (c)	18,813	565,707
Dakota Gold Corp (c)	169,213	1,177,722
Freeport-McMoRan Inc	2,687,082	182,936,544
Friedman Industries Inc	13,325	247,978
Gold Resource Corp (c)	256,274	397,225
Hecla Mining Co	1,255,630	31,277,743
Hycroft Mining Holding Corp (b)(c)	125,119	6,302,244
Idaho Strategic Resources Inc (b)(c)	26,485	1,140,709
Inno Holdings Inc (b)(c)	339	366
Ivanhoe Electric Inc / US (b)(c)	198,188	3,406,852
Kaiser Aluminum Corp	29,687	3,863,466
Materion Corp	38,490	6,276,179
Metallus Inc (c)	67,968	1,155,456
MP Materials Corp (b)(c)	252,718	14,877,509
Newmont Corp	2,041,755	265,428,151
Nucor Corp	428,003	75,705,171
Paramount Gold Nevada Corp (c)	118,473	308,030
Ramaco Resources Inc Class A (c)	58,466	885,175
Ramaco Resources Inc Class B	41,596	490,001
ReElement Technologies Corp (b)(c)(d)	30,998	0
Reliance Inc	97,735	30,849,075
Royal Gold Inc	151,334	45,368,420
Ryerson Holding Corp	84,319	2,205,785
Solitario Resources Corp (c)	58,823	45,705
Steel Dynamics Inc	256,728	49,581,879
SunCoke Energy Inc	155,060	883,842
Tredegar Corp (c)	55,346	508,076
United States Antimony Corp (b)(c)	221,226	1,977,760
US Gold Corp (c)	23,976	520,279
USA Rare Earth Inc Class A (b)(c)	177,305	3,351,065
Warrior Met Coal Inc	98,481	8,197,558
Worthington Steel Inc	60,283	2,505,361
		843,032,696
Paper & Forest Products - 0.0%
Clearwater Paper Corp (c)	29,388	440,526
Louisiana-Pacific Corp	119,046	10,087,958
Magnera Corp (c)	64,910	840,585
Sylvamo Corp	63,077	2,920,465
		14,289,534
TOTAL MATERIALS		3,055,726,243
Real Estate - 2.4%
Diversified REITs - 0.1%
Alexander & Baldwin Inc	135,013	2,806,920
Alpine Income Property Trust Inc	26,183	516,329
American Assets Trust Inc	88,094	1,719,595
Armada Hoffler Properties Inc Class A	152,401	952,506
Broadstone Net Lease Inc Class A	351,530	6,816,167
CTO Realty Growth Inc	56,658	1,103,698
Essential Properties Realty Trust Inc	370,965	12,590,552
Generation Income Properties Inc (c)	3,170	1,300
Gladstone Commercial Corp	89,063	1,112,397
Global Net Lease Inc	370,733	3,492,305
Mackenzie Realty Capital Inc	3,122	12,769
Modiv Industrial Inc Class C	16,824	260,940
NexPoint Diversified Real Estate Trust	78,308	348,471
WP Carey Inc	411,538	30,721,312
		62,455,261
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	292,579	15,810,969
American Healthcare REIT Inc	330,685	17,274,984
CareTrust REIT Inc	416,613	16,922,820
Chiron Real Estate Inc	24,716	855,915
Community Healthcare Trust Inc	52,256	893,055
Diversified Healthcare Trust	408,175	2,759,263
Healthcare Realty Trust Inc	660,734	12,190,542
Healthpeak Properties Inc	1,304,888	23,070,420
LTC Properties Inc	90,099	3,575,128
Medical Properties Trust Inc (b)	921,690	5,308,934
National Health Investors Inc	88,885	7,472,562
Omega Healthcare Investors Inc	552,326	26,660,776
Sabra Health Care REIT Inc	471,145	9,682,030
Sila Realty Trust Inc	102,384	2,634,340
Strawberry Fields REIT Inc	13,884	177,715
Universal Health Realty Income Trust	25,161	1,097,523
Ventas Inc	879,198	75,751,700
Welltower Inc	1,284,213	265,986,198
		488,124,874
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	410,005	5,026,661
Ashford Hospitality Trust Inc (c)	9,961	29,782
Braemar Hotels & Resorts Inc	104,716	304,724
Chatham Lodging Trust	89,481	689,899
DiamondRock Hospitality Co	380,574	3,820,963
Host Hotels & Resorts Inc	1,202,261	23,552,293
Park Hotels & Resorts Inc	379,873	4,296,364
Pebblebrook Hotel Trust	219,406	2,814,979
RLJ Lodging Trust	280,688	2,251,118
Ryman Hospitality Properties Inc	118,056	11,658,030
Service Properties Trust	313,487	721,020
Summit Hotel Properties Inc	202,461	913,099
Sunstone Hotel Investors Inc	360,969	3,349,792
Xenia Hotels & Resorts Inc	180,473	2,757,627
		62,186,351
Industrial REITs - 0.3%
Americold Realty Trust Inc	534,959	7,163,101
EastGroup Properties Inc	99,813	19,594,290
First Industrial Realty Trust Inc	247,409	15,621,404
Industrial Logistics Properties Trust	116,297	681,500
Lineage Inc	108,114	4,380,779
LXP Industrial Trust	109,847	5,444,017
One Liberty Properties Inc	29,964	703,854
Prologis Inc	1,738,073	247,797,069
Rexford Industrial Realty Inc	435,065	16,301,886
STAG Industrial Inc Class A	349,478	13,706,527
Terreno Realty Corp	195,160	12,892,270
		344,286,697
Office REITs - 0.1%
Brandywine Realty Trust	326,834	1,042,600
BXP Inc	275,659	15,872,446
COPT Defense Properties	210,084	6,676,470
Cousins Properties Inc	315,514	7,307,304
Creative Media & Community Trust Corp (c)	162	347
Douglas Emmett Inc	319,370	3,158,569
Easterly Government Properties Inc	82,194	1,913,476
Empire State Realty Trust Inc Class A	250,158	1,470,929
Franklin Street Properties Corp	151,613	124,732
Highwoods Properties Inc	207,661	4,670,296
Hudson Pacific Properties Inc (c)	103,409	748,681
JBG SMITH Properties	119,125	1,811,891
Kilroy Realty Corp (b)	204,161	6,088,081
NET Lease Office Properties	27,799	379,178
Orion Properties Inc	97,873	243,704
Peakstone Realty Trust	65,955	1,375,821
Piedmont Realty Trust Inc Class A1 (c)	230,325	1,748,167
Postal Realty Trust Inc Class A	45,813	949,703
SL Green Realty Corp	135,104	4,978,582
Vornado Realty Trust	300,559	8,289,418
		68,850,395
Real Estate Management & Development - 0.2%
Alset Inc (c)	77,919	170,643
Altisource Portfolio Solutions SA (c)	26,786	204,110
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	25,313	8,611
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	25,313	11,011
American Realty Investors Inc (c)	2,358	40,322
American Strategic Investment Co Class A (c)	6,023	48,786
AMREP Corp (c)	6,344	160,249
CBRE Group Inc Class A (c)	547,747	80,880,323
Compass Inc Class A (c)	1,169,611	11,403,707
Comstock Holding Cos Inc Class A (c)	6,291	73,416
CoStar Group Inc (c)	791,782	35,337,232
Cushman & Wakefield Ltd	431,074	5,780,702
Douglas Elliman Inc (c)	127,799	291,382
eXp World Holdings Inc	171,643	1,196,352
Fathom Holdings Inc (c)	34,805	34,728
Forestar Group Inc (c)	37,373	1,073,353
FRP Holdings Inc (c)	24,383	583,729
Howard Hughes Holdings Inc (c)	57,265	4,144,268
InterGroup Corp/The (c)	680	20,420
Jones Lang LaSalle Inc (c)	88,074	27,791,751
JW Mays Inc (c)	117	5,170
Kennedy-Wilson Holdings Inc	222,941	2,425,598
La Rosa Holdings Corp Class A (c)	22	23
Marcus & Millichap Inc	45,493	1,201,470
Maui Land & Pineapple Co Inc (c)	15,098	248,362
Newmark Group Inc Class A	293,801	4,265,991
Offerpad Solutions Inc Class A (b)(c)	47,646	37,164
Opendoor Technologies Inc Class A (b)(c)	1,495,185	8,103,903
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	1
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
Opendoor Technologies Inc warrants 11/20/2026 (c)	1	0
RE/MAX Holdings Inc Class A (c)	36,377	228,811
RMR Group Inc/The Class A	34,156	559,475
Seaport Entertainment Group Inc (c)	16,509	385,650
Seritage Growth Properties Class A (c)	75,807	224,389
St Joe Co/The	74,267	5,359,849
Star Holdings (c)	27,250	245,795
Stratus Properties Inc (c)	13,297	405,824
Tejon Ranch Co (c)	47,509	836,633
Transcontinental Realty Investors Inc (c)	2,649	97,139
Zillow Group Inc Class A (c)	114,073	5,110,470
Zillow Group Inc Class C (c)	307,189	13,706,774
		212,703,586
Residential REITs - 0.2%
American Homes 4 Rent Class A	610,260	18,307,800
AvalonBay Communities Inc	265,508	47,055,984
Bluerock Homes Trust Inc Class A	8,041	81,214
BRT Apartments Corp	22,606	331,630
Camden Property Trust	198,866	21,545,142
Centerspace	31,081	1,954,995
Clipper Realty Inc	28,397	87,463
Equity LifeStyle Properties Inc	362,308	24,332,605
Equity Residential	648,016	40,961,091
Essex Property Trust Inc	120,540	30,750,959
Independence Realty Trust Inc	446,253	7,394,412
Invitation Homes Inc	1,056,957	27,840,247
Mid-America Apartment Communities Inc	219,092	29,327,655
NexPoint Residential Trust Inc	41,625	1,173,409
Sun Communities Inc	217,486	29,678,140
UDR Inc	562,182	21,081,825
UMH Properties Inc	158,463	2,389,622
Veris Residential Inc	149,229	2,812,967
		307,107,160
Retail REITs - 0.3%
Acadia Realty Trust	245,444	5,134,688
Agree Realty Corp	214,567	17,268,352
Alexander's Inc	4,121	966,869
Brixmor Property Group Inc	572,393	17,326,336
CBL & Associates Properties Inc	29,433	1,111,979
Curbline Properties Corp	178,908	4,975,431
Federal Realty Investment Trust	146,630	15,948,945
FrontView REIT Inc	36,597	606,412
Getty Realty Corp	101,818	3,341,667
InvenTrust Properties Corp	145,310	4,533,672
Kimco Realty Corp	1,266,775	29,832,551
Kite Realty Group Trust	406,285	10,583,724
Macerich Co/The	483,339	9,893,949
NETSTREIT Corp (b)	153,285	3,183,729
NNN REIT Inc	355,976	16,132,832
Phillips Edison & Co Inc	233,445	9,169,720
Realty Income Corp	1,722,150	115,384,051
Regency Centers Corp	310,103	24,498,137
Saul Centers Inc	23,855	812,978
Simon Property Group Inc	609,750	124,297,539
SITE Centers Corp	86,316	531,707
Tanger Inc	217,948	8,077,153
Urban Edge Properties	231,740	4,924,475
Whitestone REIT	83,873	1,274,031
		429,810,927
Specialized REITs - 0.8%
American Tower Corp	876,118	168,092,000
Crown Castle Inc	815,117	72,985,576
CubeSmart	430,028	17,691,352
Digital Realty Trust Inc	604,684	107,150,005
EPR Properties	143,580	8,530,088
Equinix Inc	183,723	178,993,971
Extra Space Storage Inc	396,894	59,942,901
Farmland Partners Inc	80,910	1,055,066
Four Corners Property Trust Inc	204,563	5,220,448
Gaming and Leisure Properties Inc	530,317	25,937,804
Gladstone Land Corp	64,991	798,089
Global Self Storage Inc	27,580	140,658
Iron Mountain Inc	553,029	59,909,632
Lamar Advertising Co Class A	162,244	22,347,489
Millrose Properties Inc Class A	291,101	9,128,927
National Storage Affiliates Trust	132,670	4,646,103
Outfront Media Inc	271,314	7,816,556
Public Storage	296,037	90,901,121
Rayonier Inc	522,164	11,221,304
Safehold Inc	84,963	1,371,303
SBA Communications Corp Class A	199,327	40,096,619
Smartstop Self Storage REIT Inc	106,971	3,567,483
VICI Properties Inc	2,001,507	60,465,526
Weyerhaeuser Co	1,349,771	33,109,883
		991,119,904
TOTAL REAL ESTATE		2,966,645,155
Utilities - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp	480,334	34,747,362
American Electric Power Co Inc	1,001,380	134,004,672
Constellation Energy Corp	584,568	192,837,292
Duke Energy Corp	1,453,942	190,248,311
Edison International	720,007	53,813,323
Entergy Corp	836,316	89,577,807
Evergy Inc	430,998	36,057,293
Eversource Energy	702,007	53,499,953
Exelon Corp	1,891,671	93,580,964
FirstEnergy Corp	971,783	49,716,418
Genie Energy Ltd Class B	39,806	578,381
Hawaiian Electric Industries Inc (c)	323,387	5,009,265
IDACORP Inc	100,576	14,479,927
MGE Energy Inc	70,252	5,762,069
NextEra Energy Inc	3,895,986	365,326,607
NRG Energy Inc	358,549	64,165,929
OGE Energy Corp	376,724	18,512,217
Oklo Inc Class A (b)(c)	231,038	14,543,842
Otter Tail Corp	77,629	6,606,228
PG&E Corp	4,112,452	78,136,588
Pinnacle West Capital Corp	223,760	22,443,128
Portland General Electric Co	211,405	11,407,414
PPL Corp	1,383,563	53,931,286
Southern Co/The	2,059,211	200,525,967
TXNM Energy Inc	180,767	10,668,868
Xcel Energy Inc	1,106,236	92,215,833
		1,892,396,944
Gas Utilities - 0.1%
Atmos Energy Corp	300,187	56,071,931
Chesapeake Utilities Corp	44,257	6,017,624
MDU Resources Group Inc	381,279	7,884,850
National Fuel Gas Co	169,642	15,442,511
New Jersey Resources Corp	186,696	10,126,391
Northwest Natural Holding Co	75,703	4,015,287
ONE Gas Inc	111,903	9,784,798
RGC Resources Inc	15,280	337,077
Southwest Gas Holdings Inc	120,219	10,599,709
Spire Inc	110,205	10,095,880
UGI Corp	401,088	15,004,702
		145,380,760
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,330,060	22,983,437
Clearway Energy Inc Class A	87,866	3,164,933
Clearway Energy Inc Class C	137,381	5,263,066
Hallador Energy Co (c)	65,468	1,190,208
Montauk Renewables Inc (c)	117,241	180,551
Ormat Technologies Inc	113,275	11,746,618
Spruce Power Holding Corp Class A (c)	30,655	123,540
Talen Energy Corp (c)	85,566	31,742,419
Vistra Corp	596,457	103,717,908
		180,112,680
Multi-Utilities - 0.6%
Ameren Corp	506,127	57,334,067
Avista Corp	151,582	6,157,261
Black Hills Corp	141,311	10,408,968
CenterPoint Energy Inc	1,222,187	53,165,135
CMS Energy Corp	568,855	44,410,510
Consolidated Edison Inc	674,788	75,927,146
Dominion Energy Inc	1,597,860	100,888,880
DTE Energy Co	388,195	57,546,027
NiSource Inc	894,621	42,315,573
Northwestern Energy Group Inc	114,205	7,989,782
Public Service Enterprise Group Inc	935,517	80,519,948
Sempra	1,221,691	117,612,193
Unitil Corp	36,098	1,888,285
WEC Energy Group Inc	608,219	71,137,294
		727,301,069
Water Utilities - 0.1%
American States Water Co	72,374	5,394,034
American Water Works Co Inc	364,698	49,609,869
Artesian Resources Corp Class A	18,959	642,331
Cadiz Inc (b)(c)	101,811	529,417
California Water Service Group	115,626	5,212,420
Consolidated Water Co Ltd	27,471	1,039,777
Essential Utilities Inc	530,396	21,199,928
Global Water Resources Inc	23,918	219,089
H2O America	63,388	3,409,641
Middlesex Water Co	33,339	1,800,306
Pure Cycle Corp (c)	45,879	484,941
York Water Co/The	27,563	906,271
		90,448,024
TOTAL UTILITIES		3,035,639,477
TOTAL UNITED STATES		124,014,368,182
TOTAL COMMON STOCKS (Cost $51,536,274,213)		124,586,472,670

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	9,584	18,057
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (d)	2,458	0
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	1,585	0
Software - 0.0%
SRAX Inc (c)(d)	35,558	0
TOTAL INFORMATION TECHNOLOGY		0
TOTAL UNITED STATES		18,057
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,659)		18,057

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $8,453,773)	3.64	8,517,000	8,454,999

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	85,987,404	86,004,601
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	760,876,291	760,952,379
TOTAL MONEY MARKET FUNDS (Cost $846,926,395)			846,956,980

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $52,391,659,040)	125,441,902,706
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(701,655,784)
NET ASSETS - 100.0%	124,740,246,922

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	133	3/2026	17,520,755	280,916
CME E-Mini S&P 500 Index Contracts (United States)	352	3/2026	121,246,400	626,826
CME E-Mini S&P MidCap 400 Index Contracts (United States)	25	3/2026	8,944,750	221,352

TOTAL FUTURES CONTRACTS				1,129,094
The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,988,180 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,454,999.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,518,834	3,015,534,360	2,941,031,290	1,712,924	(17,303)	-	86,004,601	85,987,404	0.1%
Fidelity Securities Lending Cash Central Fund	587,986,743	3,652,163,502	3,479,199,848	12,403,430	1,982	-	760,952,379	760,876,291	2.1%
Total	599,505,577	6,667,697,862	6,420,231,138	14,116,354	(15,321)	-	846,956,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,100,354,540	12,100,354,539	-	1
Consumer Discretionary	12,383,187,844	12,383,187,844	-	-
Consumer Staples	6,396,937,541	6,396,937,541	-	-
Energy	4,487,579,911	4,487,578,514	1,397	-
Financials	15,947,747,434	15,947,747,434	-	-
Health Care	12,809,857,390	12,809,776,924	16,981	63,485
Industrials	13,307,776,535	13,307,758,618	-	17,917
Information Technology	38,091,640,431	38,091,639,038	-	1,393
Materials	3,059,106,412	3,059,106,102	-	310
Real Estate	2,966,645,155	2,966,645,155	-	-
Utilities	3,035,639,477	3,035,639,477	-	-

Non-Convertible Preferred Stocks
Financials	18,057	18,057	-	-
Health Care	-	-	-	-
Information Technology	-	-	-	-

U.S. Treasury Obligations	8,454,999	-	8,454,999	-

Money Market Funds	846,956,980	846,956,980	-	-
Total Investments in Securities:	125,441,902,706	125,433,346,223	8,473,377	83,106
Derivative Instruments:

Assets
Futures Contracts	1,129,094	1,129,094	-	-
Total Assets	1,129,094	1,129,094	-	-
Total Derivative Instruments:	1,129,094	1,129,094	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,129,094	-
Total Equity Risk	1,129,094	-
Total Value of Derivatives	1,129,094	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Total Market Index Fund
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $800,584,690) - See accompanying schedule:
Unaffiliated issuers (cost $51,544,732,645)	$124,594,945,726
Fidelity Central Funds (cost $846,926,395)	846,956,980

Total Investment in Securities (cost $52,391,659,040)		$125,441,902,706
Segregated cash with brokers for derivative instruments		986,272
Cash		281,243
Foreign currency held at value (cost $260)		261
Receivable for fund shares sold		82,240,712
Dividends receivable		108,005,007
Distributions receivable from Fidelity Central Funds		557,617
Other receivables		1,478,162
Total assets		125,635,451,980
Liabilities
Payable for investments purchased	$75,518,027
Payable for fund shares redeemed	55,420,667
Accrued management fee	1,559,381
Payable for daily variation margin on futures contracts	582,472
Other payables and accrued expenses	1,415,183
Collateral on securities loaned	760,709,328
Total liabilities		895,205,058
Net Assets		$124,740,246,922
Net Assets consist of:
Paid in capital		$52,767,081,436
Total accumulated earnings (loss)		71,973,165,486
Net Assets		$124,740,246,922
Net Asset Value, offering price and redemption price per share ($124,740,246,922 ÷ 660,998,172 shares)		$188.71
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$1,387,770,674
Interest		340,984
Income from Fidelity Central Funds (including $12,403,430 from security lending)		14,116,354
Security lending		98,634
Total income		1,402,326,646
Expenses
Management fee	$16,708,241
Independent trustees' fees and expenses	424,903
Total expenses before reductions	17,133,144
Expense reductions	(12,944)
Total expenses after reductions		17,120,200
Net Investment income (loss)		1,385,206,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(198,763,655)
Redemptions in-kind	1,059,204,152
Fidelity Central Funds	(15,321)
Foreign currency transactions	(472)
Futures contracts	19,218,604
Total net realized gain (loss)		879,643,308
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	15,757,817,452
Assets and liabilities in foreign currencies	15
Futures contracts	487,149
Total change in net unrealized appreciation (depreciation)		15,758,304,616
Net gain (loss)		16,637,947,924
Net increase (decrease) in net assets resulting from operations		$18,023,154,370
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,385,206,446	$1,267,999,946
Net realized gain (loss)	879,643,308	1,322,461,878
Change in net unrealized appreciation (depreciation)	15,758,304,616	12,972,907,621
Net increase (decrease) in net assets resulting from operations	18,023,154,370	15,563,369,445
Distributions to shareholders	(1,233,986,186)	(1,224,852,869)

Share transactions
Proceeds from sales of shares	17,160,857,157	15,867,933,039
Reinvestment of distributions	1,074,190,805	1,080,210,787
Cost of shares redeemed	(16,614,466,494)	(13,953,400,135)

Net increase (decrease) in net assets resulting from share transactions	1,620,581,468	2,994,743,691
Total increase (decrease) in net assets	18,409,749,652	17,333,260,267

Net Assets
Beginning of period	106,330,497,270	88,997,237,003
End of period	$124,740,246,922	$106,330,497,270

Other Information
Shares
Sold	98,176,318	102,185,228
Issued in reinvestment of distributions	5,841,169	6,780,102
Redeemed	(95,081,899)	(90,564,038)
Net increase (decrease)	8,935,588	18,401,292

Financial Highlights
Fidelity® Total Market Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$163.07	$140.45	$110.75	$122.59	$110.80
Income from Investment Operations
Net investment income (loss) B,C	2.12	1.99	1.92	1.81	1.62
Net realized and unrealized gain (loss)	25.41	22.54	29.64	(11.93)	11.70
Total from investment operations	27.53	24.53	31.56	(10.12)	13.32
Distributions from net investment income	(1.89)	(1.91)	(1.86)	(1.72)	(1.53)
Total distributions	(1.89)	(1.91)	(1.86)	(1.72)	(1.53)
Net asset value, end of period	$188.71	$163.07	$140.45	$110.75	$122.59
Total Return D	16.92%	17.50%	28.66%	(8.22)%	11.94%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.02%	.02%	.02%	.01% G	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.01% G	.02%
Expenses net of all reductions, if any	.01%	.01%	.02%	.01% G	.02%
Net investment income (loss)	1.21%	1.29%	1.57%	1.62%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$124,740,247	$106,330,497	$88,997,237	$66,927,207	$71,287,844
Portfolio turnover rate H	3 % I	3% I	2%	2%	3%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Extended Market Index Fund, Fidelity International Index Fund and Fidelity Total Market Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, equity-debt classifications, deferred Trustee compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Extended Market Index Fund	30,549,524,865	17,792,489,244	(5,014,936,497)	12,777,552,747
Fidelity International Index Fund	54,281,505,874	31,832,476,380	(2,828,247,333)	29,004,229,047
Fidelity Total Market Index Fund	52,898,031,909	77,472,198,059	(4,928,327,262)	72,543,870,797

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Extended Market Index Fund	-	(172,453,142)	12,777,552,747
Fidelity International Index Fund	-	(4,574,428,991)	29,023,452,111
Fidelity Total Market Index Fund	108,172,306	(678,095,625)	72,543,870,798

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Extended Market Index Fund	(-)	(172,453,142)	(172,453,142)
Fidelity International Index Fund	(585,323,639)	(3,989,105,352)	(4,574,428,991)
Fidelity Total Market Index Fund	(132,750,684)	(545,344,941)	(678,095,625)

The tax character of distributions paid was as follows:

February 28, 2026
Ordinary Income ($)
Fidelity Extended Market Index Fund	232,672,978
Fidelity International Index Fund	2,264,600,003
Fidelity Total Market Index Fund	1,233,986,186

February 28, 2025
Ordinary Income ($)
Fidelity Extended Market Index Fund	200,382,440
Fidelity International Index Fund	1,626,732,230
Fidelity Total Market Index Fund	1,224,852,869

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Extended Market Index Fund	9,016,210,101	9,311,741,966
Fidelity International Index Fund	12,223,023,884	2,348,578,669
Fidelity Total Market Index Fund	6,540,175,225	3,146,358,721

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	34,075,091	-	2,109,983,296	2,109,983,296	3,205,235,647
Fidelity International Index Fund	17,617,624	-	639,018,313	639,018,313	1,046,099,437
Fidelity Total Market Index Fund	7,263,674	-	1,059,204,152	1,059,204,152	1,324,529,247

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	69,373,526	3,614,433,720	6,062,468,849
Fidelity International Index Fund	20,709,358	570,894,190	1,030,058,762
Fidelity Total Market Index Fund	12,837,416	1,514,815,831	1,981,042,822
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2027.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Extended Market Index Fund	$704,420
Fidelity International Index Fund	731,229
Fidelity Total Market Index Fund	1,424,564

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Extended Market Index Fund	Borrower	24,350,333	4.24%	34,432
Fidelity Total Market Index Fund	Borrower	16,618,211	4.50%	157,831

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Extended Market Index Fund	64,749,575	226,638,078	96,471,754
Fidelity Total Market Index Fund	59,202,089	38,002,191	(5,820,461)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Extended Market Index Fund	3,540,407	1,591,568	11,528,095
Fidelity International Index Fund	236,302	-	-
Fidelity Total Market Index Fund	1,241,172	223,325	7,769,043

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Extended Market Index Fund	123,881,914
Fidelity International Index Fund	7,884,661
Fidelity Total Market Index Fund	92,427,937
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Total Market Index Fund	8,415,000	4.83%	2,258
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Extended Market Index Fund	169,511
Fidelity International Index Fund	644
Fidelity Total Market Index Fund	12,944
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Extended Market Index Fund, Fidelity International Index Fund, and Fidelity Total Market Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Extended Market Index Fund, Fidelity International Index Fund, and Fidelity Total Market Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the "Funds") as of February 28, 2026, the related statements of operations for the year ended February 28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Extended Market Index Fund
December 2025	100%
Fidelity International Index Fund
December 2025	0%
Fidelity Total Market Index Fund
April 2025 December 2025	100% 88%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Extended Market Index Fund
December 2025	100%
Fidelity International Index Fund
December 2025	75.53%
Fidelity Total Market Index Fund
April 2025 December 2025	99.88% 92.60%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
Fidelity Extended Market Index Fund
December 2025	0%
Fidelity International Index Fund
December 2025	0%
Fidelity Total Market Index Fund
April 2025 December 2025	0.13% 7.41%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Extended Market Index Fund	$2,000,287
Fidelity International Index Fund	$35,015,844
Fidelity Total Market Index Fund	$439,655
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund	12/22/2025	$1.9491	$0.0615

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929379.114
SIF-I-ANN-0426
Fidelity® 500 Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® 500 Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	3,204,359	727,421,537
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC (b)	3,745,667	862,065,260
UNITED STATES - 99.7%
Communication Services - 10.5%
Diversified Telecommunication Services - 0.9%
AT&T Inc	90,264,158	2,528,299,066
Comcast Corp Class A (b)	46,274,474	1,432,657,714
Verizon Communications Inc	53,684,291	2,691,730,351
		6,652,687,131
Entertainment - 1.3%
Electronic Arts Inc	2,857,923	573,213,616
Live Nation Entertainment Inc (b)(c)	2,010,436	325,972,093
Netflix Inc (c)	53,950,365	5,192,183,128
Take-Two Interactive Software Inc (c)	2,211,482	467,684,213
TKO Group Holdings Inc Class A	844,072	188,962,399
Walt Disney Co/The	22,730,617	2,410,354,627
Warner Bros Discovery Inc (c)	31,550,024	888,764,176
		10,047,134,252
Interactive Media & Services - 8.0%
Alphabet Inc Class A	74,075,780	23,093,865,173
Alphabet Inc Class C	59,204,966	18,438,202,561
Match Group Inc	3,005,691	94,979,836
Meta Platforms Inc Class A	27,729,281	17,973,565,359
		59,600,612,929
Media - 0.1%
Charter Communications Inc Class A (b)(c)	1,120,407	262,881,094
Fox Corp Class A	2,648,098	149,193,842
Fox Corp Class B	1,895,017	98,029,229
News Corp Class A	4,752,030	115,426,809
News Corp Class B	1,586,082	42,475,276
Omnicom Group Inc	4,061,308	346,388,959
Paramount Skydance Corp Class B (b)	3,956,947	53,458,354
Trade Desk Inc (The) Class A (b)(c)	5,606,216	133,540,065
		1,201,393,628
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	6,123,646	1,329,382,310
TOTAL COMMUNICATION SERVICES		78,831,210,250
Consumer Discretionary - 9.9%
Automobile Components - 0.0%
Aptiv PLC (c)	2,751,158	202,320,159
Automobiles - 2.1%
Ford Motor Co	49,829,244	702,094,048
General Motors Co	11,877,354	934,866,533
Tesla Inc (b)(c)	35,776,702	14,400,480,322
		16,037,440,903
Broadline Retail - 3.6%
Amazon.com Inc (c)	123,859,905	26,010,580,050
eBay Inc	5,754,947	522,894,484
		26,533,474,534
Distributors - 0.0%
Genuine Parts Co	1,771,190	211,232,120
Pool Corp	417,351	94,813,800
		306,045,920
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)(c)	5,414,920	731,609,841
Booking Holdings Inc	410,409	1,739,867,395
Carnival Corp	13,824,773	436,171,588
Chipotle Mexican Grill Inc (c)	16,835,484	626,616,714
Darden Restaurants Inc	1,480,931	316,697,094
Domino's Pizza Inc	395,756	159,295,748
DoorDash Inc Class A (c)	4,759,649	839,935,259
Expedia Group Inc Class A	1,489,780	321,330,648
Hilton Worldwide Holdings Inc	2,959,405	922,683,291
Las Vegas Sands Corp	3,873,779	219,720,745
Marriott International Inc/MD Class A1	2,835,866	969,100,488
McDonald's Corp	9,067,274	3,092,484,471
MGM Resorts International (b)(c)	2,611,753	96,269,216
Norwegian Cruise Line Holdings Ltd (c)	5,796,417	143,693,177
Royal Caribbean Cruises Ltd	3,229,175	1,004,144,258
Starbucks Corp	14,475,216	1,418,860,673
Wynn Resorts Ltd (b)	1,074,902	116,293,647
Yum! Brands Inc	3,535,128	594,467,124
		13,749,241,377
Household Durables - 0.3%
DR Horton Inc (b)	3,486,859	559,257,315
Garmin Ltd	2,081,517	526,269,943
Lennar Corp Class A (b)	2,747,019	314,149,093
NVR Inc (c)	36,147	271,745,555
PulteGroup Inc (b)	2,481,720	340,491,984
		2,011,913,890
Leisure Products - 0.0%
Hasbro Inc	1,697,459	169,049,942
Specialty Retail - 1.8%
AutoZone Inc (c)	211,774	795,334,199
Best Buy Co Inc (b)	2,487,793	154,168,532
Carvana Co Class A (b)(c)	1,800,623	601,696,182
Home Depot Inc/The	12,673,449	4,825,035,503
Lowe's Cos Inc	7,140,524	1,889,168,435
O'Reilly Automotive Inc (c)	10,747,286	1,008,955,210
Ross Stores Inc	4,140,837	851,521,721
TJX Cos Inc/The	14,170,141	2,290,744,994
Tractor Supply Co	6,727,737	348,765,886
Ulta Beauty Inc (c)	570,886	390,937,024
Williams-Sonoma Inc (b)	1,550,653	318,891,789
		13,475,219,475
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (c)	1,855,652	217,612,310
Lululemon Athletica Inc (c)	1,373,948	254,413,951
NIKE Inc Class B	15,142,558	941,564,257
Ralph Lauren Corp Class A	493,487	178,938,386
Tapestry Inc	2,605,641	405,099,006
		1,997,627,910
TOTAL CONSUMER DISCRETIONARY		74,482,334,110
Consumer Staples - 5.4%
Beverages - 1.2%
Brown-Forman Corp Class B	2,242,049	64,705,533
Coca-Cola Co/The	49,291,987	4,020,254,460
Constellation Brands Inc Class A	1,794,887	283,340,862
Keurig Dr Pepper Inc	17,297,729	523,775,234
Molson Coors Beverage Co Class B	2,155,629	105,604,265
Monster Beverage Corp (c)	9,080,917	774,602,220
PepsiCo Inc	17,409,221	2,955,041,173
		8,727,323,747
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	5,642,636	5,703,520,043
Dollar General Corp	2,802,430	437,851,663
Dollar Tree Inc (c)	2,415,171	305,470,828
Kroger Co/The (b)	7,762,351	529,702,832
Sysco Corp	6,096,946	555,797,597
Target Corp (b)	5,785,491	658,331,021
Walmart Inc	55,831,491	7,143,639,274
		15,334,313,258
Food Products - 0.5%
Archer-Daniels-Midland Co	6,118,705	422,435,393
Bunge Global SA (b)	1,723,336	207,920,488
Campbell's Company/The (b)	2,501,657	67,419,656
Conagra Brands Inc	6,090,487	117,241,875
General Mills Inc	6,791,550	307,181,807
Hershey Co/The	1,886,553	445,754,743
Hormel Foods Corp	3,711,428	95,012,557
JM Smucker Co	1,358,334	157,498,827
Kraft Heinz Co/The	10,850,778	267,037,647
Lamb Weston Holdings Inc (b)	1,774,260	85,501,589
McCormick & Co Inc/MD (b)	3,224,297	229,054,059
Mondelez International Inc	16,429,075	1,011,702,439
Tyson Foods Inc Class A	3,603,779	234,209,597
		3,647,970,677
Household Products - 0.9%
Church & Dwight Co Inc (b)	3,057,379	320,596,762
Clorox Co/The	1,553,073	197,488,763
Colgate-Palmolive Co	10,262,967	1,017,470,548
Kimberly-Clark Corp	4,225,276	470,864,757
Procter & Gamble Co/The	29,751,723	4,974,488,086
		6,980,908,916
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	3,130,246	342,668,030
Kenvue Inc	24,392,345	466,381,636
		809,049,666
Tobacco - 0.7%
Altria Group Inc (b)	21,373,150	1,475,602,276
Philip Morris International Inc	19,819,410	3,702,860,370
		5,178,462,646
TOTAL CONSUMER STAPLES		40,678,028,910
Energy - 3.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	12,563,788	819,912,805
Halliburton Co	10,715,750	385,767,000
SLB Ltd	19,020,912	976,533,622
		2,182,213,427
Oil, Gas & Consumable Fuels - 3.2%
APA Corp	4,515,714	137,142,233
Chevron Corp	24,098,339	4,500,605,792
ConocoPhillips (b)	15,733,384	1,785,109,749
Coterra Energy Inc	9,694,004	296,539,582
Devon Energy Corp	7,986,898	347,669,670
Diamondback Energy Inc	2,371,266	412,789,985
EOG Resources Inc	6,908,456	857,201,220
EQT Corp (b)	7,945,736	488,027,105
Expand Energy Corp	3,032,424	327,259,198
Exxon Mobil Corp	53,693,731	8,188,293,978
Kinder Morgan Inc	24,926,922	829,318,695
Marathon Petroleum Corp	3,827,319	758,612,899
Occidental Petroleum Corp	9,157,028	486,055,046
ONEOK Inc (b)	8,011,497	663,111,607
Phillips 66	5,130,063	791,722,623
Targa Resources Corp	2,733,077	644,459,557
Texas Pacific Land Corp	737,284	386,550,628
Valero Energy Corp (b)	3,883,443	794,707,776
Williams Cos Inc/The	15,548,782	1,161,804,991
		23,856,982,334
TOTAL ENERGY		26,039,195,761
Financials - 12.5%
Banks - 3.4%
Bank of America Corp	85,538,577	4,262,387,292
Citigroup Inc	22,781,693	2,510,314,752
Citizens Financial Group Inc	5,468,293	329,136,556
Fifth Third Bancorp (b)	11,451,563	566,508,822
Huntington Bancshares Inc/OH	25,887,029	434,902,087
JPMorgan Chase & Co	34,660,342	10,408,500,703
KeyCorp	11,827,972	245,312,138
M&T Bank Corp	1,956,822	424,591,238
PNC Financial Services Group Inc/The	4,993,023	1,060,268,434
Regions Financial Corp	11,164,545	310,709,287
Truist Financial Corp	16,287,594	803,141,260
US Bancorp	19,791,321	1,081,793,606
Wells Fargo & Co	39,967,404	3,255,345,056
		25,692,911,231
Capital Markets - 3.2%
Ameriprise Financial Inc	1,182,896	556,103,068
Ares Management Corp Class A (b)	2,622,950	293,796,630
Bank of New York Mellon Corp/The	8,878,775	1,057,462,103
Blackrock Inc	1,837,132	1,953,293,856
Blackstone Inc	9,402,093	1,065,915,283
Cboe Global Markets Inc	1,332,359	399,334,639
Charles Schwab Corp/The	21,266,829	2,024,602,121
CME Group Inc Class A	4,591,187	1,466,884,247
Coinbase Global Inc Class A (c)	2,905,000	510,844,250
FactSet Research Systems Inc	476,897	103,396,038
Franklin Resources Inc	3,913,537	103,865,271
Goldman Sachs Group Inc/The	3,818,751	3,282,483,797
Interactive Brokers Group Inc Class A	5,670,457	403,679,834
Intercontinental Exchange Inc	7,259,622	1,191,521,759
Invesco Ltd	5,667,009	148,815,655
KKR & Co Inc Class A	8,738,629	766,202,991
Moody's Corp	1,953,422	932,934,813
Morgan Stanley	15,378,883	2,560,737,808
MSCI Inc	956,696	547,067,474
Nasdaq Inc	5,743,310	502,999,090
Northern Trust Corp	2,407,873	344,542,548
Raymond James Financial Inc	2,244,799	343,633,831
Robinhood Markets Inc Class A (c)	10,012,028	759,412,324
S&P Global Inc	3,946,976	1,744,089,755
State Street Corp	3,556,251	457,405,004
T Rowe Price Group Inc	2,778,634	262,942,135
		23,783,966,324
Consumer Finance - 0.5%
American Express Co	6,841,060	2,113,203,434
Capital One Financial Corp (b)	8,094,279	1,583,564,744
Synchrony Financial	4,585,762	316,922,011
		4,013,690,189
Financial Services - 3.7%
Apollo Global Management Inc (b)	5,912,041	618,399,489
Berkshire Hathaway Inc Class B (c)	23,347,448	11,789,293,868
Block Inc Class A (c)	6,972,997	444,179,909
Corpay Inc (b)(c)	890,718	289,572,422
Fidelity National Information Services Inc	6,593,374	335,998,339
Fiserv Inc (c)	6,848,030	426,563,789
Global Payments Inc	3,014,267	230,470,855
Jack Henry & Associates Inc	921,519	149,709,976
Mastercard Inc Class A	10,439,847	5,399,593,267
PayPal Holdings Inc	11,912,890	550,494,647
Visa Inc Class A	21,487,213	6,878,916,370
		27,113,192,931
Insurance - 1.7%
AFLAC Inc	6,005,803	678,235,333
Allstate Corp/The	3,331,783	714,734,089
American International Group Inc	6,869,980	552,964,690
Aon PLC	2,736,591	918,044,183
Arch Capital Group Ltd (c)	4,597,553	460,444,933
Arthur J Gallagher & Co	3,269,688	746,142,802
Assurant Inc	637,641	146,395,997
Brown & Brown Inc	3,738,451	268,495,551
Chubb Ltd	4,660,009	1,588,410,668
Cincinnati Financial Corp	1,986,463	325,740,203
Erie Indemnity Co Class A	323,449	87,150,098
Everest Group Ltd	534,472	179,310,011
Globe Life Inc	1,013,559	147,229,580
Hartford Insurance Group Inc/The	3,547,822	499,639,772
Loews Corp	2,157,612	237,380,472
Marsh & McLennan Cos Inc	6,237,622	1,164,813,532
MetLife Inc	7,046,872	507,868,065
Principal Financial Group Inc	2,545,436	242,885,503
Progressive Corp/The	7,466,112	1,595,209,490
Prudential Financial Inc	4,456,264	438,407,252
Travelers Companies Inc/The	2,840,079	876,561,983
W R Berkley Corp	3,822,415	274,067,156
Willis Towers Watson PLC	1,219,094	372,030,916
		13,022,162,279
TOTAL FINANCIALS		93,625,922,954
Health Care - 9.8%
Biotechnology - 1.8%
AbbVie Inc	22,502,669	5,222,419,422
Amgen Inc	6,856,039	2,661,240,098
Biogen Inc (c)	1,867,837	358,288,493
Gilead Sciences Inc	15,796,565	2,352,898,357
Incyte Corp (b)(c)	2,099,682	212,634,796
Moderna Inc (b)(c)	4,427,047	237,156,908
Regeneron Pharmaceuticals Inc	1,283,175	1,003,019,402
Vertex Pharmaceuticals Inc (c)	3,230,397	1,604,958,142
		13,652,615,618
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	22,139,636	2,575,946,650
Align Technology Inc (c)	849,587	161,506,489
Baxter International Inc	6,545,060	133,322,872
Becton Dickinson & Co	3,649,388	644,043,994
Boston Scientific Corp (c)	18,874,721	1,450,522,309
Cooper Cos Inc/The (b)(c)	2,531,272	211,791,528
Dexcom Inc (c)	4,965,756	364,635,463
Edwards Lifesciences Corp (c)	7,388,487	638,882,471
GE HealthCare Technologies Inc (b)	5,799,790	488,748,303
Hologic Inc (c)	2,833,764	213,552,455
IDEXX Laboratories Inc (c)	1,016,678	667,682,943
Insulet Corp (c)	895,671	220,881,425
Intuitive Surgical Inc (b)(c)	4,513,508	2,272,596,413
Medtronic PLC (b)	16,330,500	1,594,836,630
ResMed Inc (b)	1,858,466	476,250,497
Solventum Corp (c)	1,877,118	139,282,156
STERIS PLC	1,249,626	315,343,121
Stryker Corp	4,382,183	1,697,920,625
Zimmer Biomet Holdings Inc (b)	2,523,289	248,392,569
		14,516,138,913
Health Care Providers & Services - 1.7%
Cardinal Health Inc	3,025,103	693,444,361
Cencora Inc	2,468,490	918,623,869
Centene Corp (c)	5,945,193	266,820,262
Cigna Group/The	3,401,096	985,705,643
CVS Health Corp	16,162,638	1,291,394,776
DaVita Inc (b)(c)	449,447	70,248,565
Elevance Health Inc	2,829,587	905,467,840
HCA Healthcare Inc	2,033,785	1,077,295,915
Henry Schein Inc (b)(c)	1,274,064	104,970,133
Humana Inc	1,531,338	291,781,143
Labcorp Holdings Inc	1,055,498	305,165,582
McKesson Corp	1,571,495	1,551,647,018
Molina Healthcare Inc (b)(c)	654,435	100,815,711
Quest Diagnostics Inc	1,416,354	300,139,576
UnitedHealth Group Inc	11,533,307	3,382,372,944
Universal Health Services Inc Class B	703,250	144,939,825
		12,390,833,163
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	3,609,574	438,130,092
Bio-Techne Corp (b)	1,983,845	117,046,855
Charles River Laboratories International Inc (c)	626,616	111,844,690
Danaher Corp	8,004,103	1,685,984,256
IQVIA Holdings Inc (b)(c)	2,168,291	387,712,114
Mettler-Toledo International Inc (b)(c)	260,093	355,466,502
Revvity Inc (b)	1,443,527	141,913,139
Thermo Fisher Scientific Inc	4,783,582	2,492,772,416
Waters Corp (c)	1,251,930	399,841,403
West Pharmaceutical Services Inc	915,991	232,973,151
		6,363,684,618
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	25,919,577	1,616,604,017
Eli Lilly & Co	10,110,914	10,636,580,419
Johnson & Johnson	30,675,585	7,620,735,582
Merck & Co Inc	31,601,571	3,912,906,521
Pfizer Inc	72,391,457	2,001,623,786
Viatris Inc	14,664,546	218,941,672
Zoetis Inc Class A	5,610,983	735,599,871
		26,742,991,868
TOTAL HEALTH CARE		73,666,264,180
Industrials - 9.2%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (b)(c)	1,004,697	544,947,653
Boeing Co (c)	9,969,936	2,268,459,538
GE Aerospace	13,430,085	4,596,580,893
General Dynamics Corp	3,228,029	1,152,567,754
Howmet Aerospace Inc	5,119,127	1,343,924,411
Huntington Ingalls Industries Inc	499,624	222,092,860
L3Harris Technologies Inc	2,381,593	868,185,912
Lockheed Martin Corp	2,592,657	1,706,175,719
Northrop Grumman Corp	1,708,109	1,237,319,997
RTX Corp	17,070,955	3,458,916,902
Textron Inc	2,243,716	221,342,583
TransDigm Group Inc (b)	717,064	934,183,809
		18,554,698,031
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	1,504,142	278,642,306
Expeditors International of Washington Inc	1,706,380	247,476,291
FedEx Corp	2,763,884	1,069,623,108
United Parcel Service Inc Class B	9,408,955	1,091,062,422
		2,686,804,127
Building Products - 0.5%
A O Smith Corp	1,443,476	112,591,128
Allegion plc	1,095,377	176,520,004
Builders FirstSource Inc (c)	1,407,938	146,833,854
Carrier Global Corp (b)	10,079,781	649,137,896
Johnson Controls International plc	7,781,094	1,122,811,864
Lennox International Inc	406,366	231,604,238
Masco Corp	2,644,427	189,393,862
Trane Technologies PLC	2,823,221	1,305,231,533
		3,934,124,379
Commercial Services & Supplies - 0.5%
Cintas Corp	4,349,147	874,743,936
Copart Inc (c)	11,336,829	431,819,817
Republic Services Inc	2,561,927	586,681,283
Rollins Inc	3,736,928	227,541,546
Veralto Corp	3,161,363	308,011,597
Waste Management Inc	4,719,026	1,136,530,222
		3,565,328,401
Construction & Engineering - 0.3%
Comfort Systems USA Inc	448,084	640,477,827
EMCOR Group Inc	569,969	413,010,937
Quanta Services Inc	1,898,572	1,069,047,922
		2,122,536,686
Electrical Equipment - 1.0%
AMETEK Inc	2,931,000	701,153,820
Eaton Corp PLC	4,945,179	1,858,991,690
Emerson Electric Co	7,152,940	1,078,305,705
GE Vernova Inc	3,454,496	3,017,847,706
Generac Holdings Inc (c)	747,176	168,391,054
Hubbell Inc	676,652	346,195,463
Rockwell Automation Inc	1,429,493	582,446,923
		7,753,332,361
Ground Transportation - 0.9%
CSX Corp	23,709,067	1,012,140,070
JB Hunt Transport Services Inc	957,744	223,547,027
Norfolk Southern Corp	2,856,936	899,192,037
Old Dominion Freight Line Inc	2,342,801	475,705,743
Uber Technologies Inc (c)	26,455,310	1,995,259,480
Union Pacific Corp	7,552,233	2,001,190,701
		6,607,035,058
Industrial Conglomerates - 0.4%
3M Co	6,763,652	1,118,166,949
Honeywell International Inc	8,083,495	1,969,058,547
		3,087,225,496
Machinery - 1.9%
Caterpillar Inc (b)	5,958,407	4,426,083,472
Cummins Inc	1,757,499	1,026,150,941
Deere & Co	3,200,946	2,015,667,706
Dover Corp	1,746,257	393,780,954
Fortive Corp	4,043,893	239,398,466
IDEX Corp	952,992	199,623,234
Illinois Tool Works Inc (b)	3,361,182	976,860,325
Ingersoll Rand Inc	4,577,858	430,959,552
Nordson Corp	679,603	199,422,703
Otis Worldwide Corp	4,961,935	459,276,704
PACCAR Inc	6,686,993	843,162,947
Parker-Hannifin Corp (b)	1,606,636	1,621,384,918
Pentair PLC	2,083,521	206,664,448
Snap-on Inc	662,175	255,083,054
Stanley Black & Decker Inc	1,972,026	170,560,528
Westinghouse Air Brake Technologies Corp	2,176,656	574,528,351
Xylem Inc/NY	3,099,892	401,622,008
		14,440,230,311
Passenger Airlines - 0.1%
Delta Air Lines Inc	8,258,578	542,588,575
Southwest Airlines Co	6,584,513	324,353,109
United Airlines Holdings Inc (c)	4,121,892	438,157,120
		1,305,098,804
Professional Services - 0.4%
Automatic Data Processing Inc	5,149,518	1,103,850,679
Broadridge Financial Solutions Inc	1,486,202	276,240,366
Equifax Inc	1,558,343	325,631,353
Jacobs Solutions Inc	1,521,954	209,816,578
Leidos Holdings Inc	1,627,874	285,040,737
Paychex Inc	4,124,012	386,213,724
Paycom Software Inc	622,177	78,288,532
Verisk Analytics Inc	1,774,523	368,337,739
		3,033,419,708
Trading Companies & Distributors - 0.3%
Fastenal Co	14,617,004	672,966,864
United Rentals Inc	810,149	680,525,160
WW Grainger Inc (b)	556,970	637,580,268
		1,991,072,292
TOTAL INDUSTRIALS		69,080,905,654
Information Technology - 32.3%
Communications Equipment - 1.0%
Arista Networks Inc (c)	13,147,427	1,755,181,505
Ciena Corp (b)(c)	1,795,951	626,248,114
Cisco Systems Inc	50,174,032	3,986,828,583
F5 Inc (c)	734,443	199,298,452
Motorola Solutions Inc	2,120,609	1,022,684,896
		7,590,241,550
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	15,584,904	2,276,331,078
CDW Corp/DE	1,657,654	203,294,687
Corning Inc	9,933,618	1,493,817,475
Jabil Inc	1,360,268	360,457,417
Keysight Technologies Inc (c)	2,188,102	672,469,388
Teledyne Technologies Inc (c)	597,789	407,154,088
Zebra Technologies Corp Class A (c)	645,013	144,457,111
		5,557,981,244
IT Services - 0.8%
Accenture PLC Class A	7,895,722	1,647,995,096
Akamai Technologies Inc (c)	1,831,716	180,222,537
Cognizant Technology Solutions Corp Class A	6,145,138	395,931,241
EPAM Systems Inc (b)(c)	703,365	99,174,465
Gartner Inc (b)(c)	917,698	144,262,126
GoDaddy Inc Class A (c)	1,720,653	149,972,115
IBM Corporation	11,901,217	2,858,791,336
VeriSign Inc	1,062,246	242,128,353
		5,718,477,269
Semiconductors & Semiconductor Equipment - 14.3%
Advanced Micro Devices Inc (c)	20,728,528	4,150,058,591
Analog Devices Inc	6,263,661	2,228,547,947
Applied Materials Inc	10,142,992	3,776,235,922
Broadcom Inc	60,126,015	19,213,268,093
First Solar Inc (c)	1,366,265	269,427,458
Intel Corp (c)	57,088,561	2,603,809,267
KLA Corp	1,672,907	2,550,430,367
Lam Research Corp	15,992,004	3,740,369,816
Microchip Technology Inc	6,881,070	513,603,065
Micron Technology Inc	14,291,442	5,893,361,938
Monolithic Power Systems Inc	609,961	697,026,833
NVIDIA Corp	309,392,046	54,821,176,631
ON Semiconductor Corp (b)(c)	5,123,151	340,587,078
Qnity Electronics Inc	2,666,552	338,012,132
QUALCOMM Inc	13,636,167	1,941,244,734
Skyworks Solutions Inc (b)	1,893,024	112,786,369
Teradyne Inc	1,993,962	638,127,659
Texas Instruments Inc	11,568,754	2,453,848,411
		106,281,922,311
Software - 8.2%
Adobe Inc (c)	5,329,691	1,398,564,215
AppLovin Corp Class A (c)	3,446,415	1,498,397,850
Autodesk Inc (c)	2,711,955	666,788,376
Cadence Design Systems Inc (c)	3,465,713	1,044,565,898
Crowdstrike Holdings Inc Class A (c)	3,195,205	1,188,552,356
Datadog Inc Class A (c)	4,143,600	463,917,456
Fair Isaac Corp (c)	301,867	425,439,275
Fortinet Inc (b)(c)	8,048,023	636,035,258
Gen Digital Inc (b)	7,145,453	161,272,873
Intuit Inc	3,549,796	1,451,973,058
Microsoft Corp	94,630,397	37,165,142,118
Oracle Corp	21,415,122	3,113,758,739
Palantir Technologies Inc Class A (c)	29,084,558	3,990,110,512
Palo Alto Networks Inc (c)	10,122,818	1,507,490,057
PTC Inc (b)(c)	1,525,226	238,835,139
Roper Technologies Inc	1,370,454	479,288,877
Salesforce Inc	12,121,037	2,361,056,797
Servicenow Inc (c)	13,208,492	1,426,649,221
Synopsys Inc (b)(c)	2,364,990	979,105,860
Trimble Inc (c)	3,029,253	202,566,148
Tyler Technologies Inc (c)	547,840	194,313,370
Workday Inc Class A (b)(c)	2,762,884	369,563,364
		60,963,386,817
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	188,135,230	49,701,565,061
Dell Technologies Inc Class C (b)	3,837,427	568,246,190
Hewlett Packard Enterprise Co	16,799,481	360,684,857
HP Inc	11,900,798	225,996,154
NetApp Inc (b)	2,541,573	251,691,974
Sandisk Corp/DE (c)	1,879,283	1,194,021,247
Seagate Technology Holdings PLC (b)	2,773,986	1,131,342,450
Super Micro Computer Inc (b)(c)	6,384,627	206,798,069
Western Digital Corp	4,353,120	1,217,567,664
		54,857,913,666
TOTAL INFORMATION TECHNOLOGY		240,969,922,857
Materials - 2.1%
Chemicals - 1.1%
Air Products and Chemicals Inc (b)	2,833,598	781,137,961
Albemarle Corp	1,498,553	267,746,465
CF Industries Holdings Inc	1,985,903	197,676,785
Corteva Inc	8,603,544	689,315,945
Dow Inc	9,049,614	278,094,638
DuPont de Nemours Inc	5,334,465	266,936,629
Ecolab Inc	3,245,591	1,000,777,985
International Flavors & Fragrances Inc (b)	3,260,661	268,124,154
Linde PLC	5,945,279	3,020,677,354
LyondellBasell Industries NV Class A1	3,278,517	188,580,297
Mosaic Co/The	4,041,303	112,509,875
PPG Industries Inc	2,857,102	352,194,964
Sherwin-Williams Co/The	2,935,295	1,064,308,614
		8,488,081,666
Construction Materials - 0.3%
CRH PLC	8,534,010	1,023,910,520
Martin Marietta Materials Inc	767,840	519,497,509
Vulcan Materials Co	1,682,316	521,517,960
		2,064,925,989
Containers & Packaging - 0.2%
Amcor PLC	5,878,092	284,675,996
Avery Dennison Corp	984,136	193,235,103
Ball Corp	3,412,062	229,051,722
International Paper Co	6,723,077	292,790,003
Packaging Corp of America	1,137,888	264,149,320
Smurfit Westrock PLC (b)	6,648,569	312,549,229
		1,576,451,373
Metals & Mining - 0.5%
Freeport-McMoRan Inc	18,282,535	1,244,674,983
Newmont Corp	13,894,160	1,806,240,800
Nucor Corp	2,913,875	515,406,210
Steel Dynamics Inc	1,747,784	337,549,524
		3,903,871,517
TOTAL MATERIALS		16,033,330,545
Real Estate - 2.0%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	1,980,399	107,020,762
Healthpeak Properties Inc	8,848,243	156,436,936
Ventas Inc	5,980,727	515,299,438
Welltower Inc	8,738,453	1,809,908,386
		2,588,665,522
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	8,142,884	159,519,097
Industrial REITs - 0.2%
Prologis Inc	11,826,501	1,686,104,248
Office REITs - 0.0%
BXP Inc	1,876,425	108,044,551
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	3,732,262	551,105,807
CoStar Group Inc (c)	5,396,193	240,832,094
		791,937,901
Residential REITs - 0.2%
AvalonBay Communities Inc	1,800,636	319,126,718
Camden Property Trust	1,354,643	146,762,023
Equity Residential	4,408,295	278,648,327
Essex Property Trust Inc	820,003	209,190,965
Invitation Homes Inc	7,180,693	189,139,454
Mid-America Apartment Communities Inc	1,490,710	199,546,441
UDR Inc	3,829,114	143,591,774
		1,486,005,702
Retail REITs - 0.3%
Federal Realty Investment Trust	999,544	108,720,401
Kimco Realty Corp	8,622,164	203,051,962
Realty Income Corp	11,712,412	784,731,604
Regency Centers Corp	2,095,860	165,572,940
Simon Property Group Inc	4,156,574	847,317,610
		2,109,394,517
Specialized REITs - 0.9%
American Tower Corp	5,960,531	1,143,587,478
Crown Castle Inc	5,544,599	496,463,394
Digital Realty Trust Inc	4,111,118	728,490,110
Equinix Inc	1,250,122	1,217,943,860
Extra Space Storage Inc	2,702,380	408,140,451
Iron Mountain Inc	3,763,493	407,699,197
Public Storage	2,010,624	617,382,205
SBA Communications Corp Class A	1,356,576	272,888,828
VICI Properties Inc	13,608,290	411,106,441
Weyerhaeuser Co	9,178,129	225,139,504
		5,928,841,468
TOTAL REAL ESTATE		14,858,513,006
Utilities - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp (b)	3,272,859	236,758,620
American Electric Power Co Inc (b)	6,815,104	911,997,217
Constellation Energy Corp	3,976,133	1,311,646,754
Duke Energy Corp	9,901,321	1,295,587,853
Edison International	4,899,179	366,164,638
Entergy Corp (b)	5,686,154	609,043,955
Evergy Inc	2,931,127	245,218,085
Eversource Energy	4,776,976	364,053,341
Exelon Corp	12,863,197	636,342,356
FirstEnergy Corp (b)	6,619,461	338,651,625
NextEra Energy Inc	26,516,171	2,486,421,355
NRG Energy Inc	2,439,983	436,659,358
PG&E Corp	27,984,193	531,699,667
Pinnacle West Capital Corp	1,523,918	152,848,975
PPL Corp	9,418,495	367,132,935
Southern Co/The	14,019,467	1,365,215,696
Xcel Energy Inc	7,531,595	627,833,759
		12,283,276,189
Gas Utilities - 0.1%
Atmos Energy Corp	2,043,824	381,765,885
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	9,066,861	156,675,358
Vistra Corp	4,055,143	705,148,816
		861,824,174
Multi-Utilities - 0.6%
Ameren Corp	3,443,993	390,135,527
CenterPoint Energy Inc (b)	8,312,437	361,591,010
CMS Energy Corp	3,874,654	302,494,238
Consolidated Edison Inc	4,595,503	517,085,998
Dominion Energy Inc	10,872,179	686,469,382
DTE Energy Co	2,644,258	391,984,806
NiSource Inc	6,075,739	287,382,454
Public Service Enterprise Group Inc	6,355,321	547,002,478
Sempra	8,310,067	800,010,150
WEC Energy Group Inc	4,141,702	484,413,466
		4,768,569,509
Water Utilities - 0.0%
American Water Works Co Inc	2,484,355	337,946,811
TOTAL UTILITIES		18,633,382,568
TOTAL UNITED STATES		746,899,010,795
TOTAL COMMON STOCKS (Cost $346,482,840,059)		748,488,497,592

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (e) (Cost $40,901,094)	3.64	41,207,000	40,907,025

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.70	235,296,172	235,343,230
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	1,728,028,593	1,728,201,396
TOTAL MONEY MARKET FUNDS (Cost $1,963,537,567)			1,963,544,626

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $348,487,278,720)	750,492,949,243
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,104,207,364)
NET ASSETS - 100.0%	749,388,741,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	2,485	3/2026	855,958,250	5,617,950

The notional amount of long futures as a percentage of Net Assets is 0.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,907,025.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	432	14,392,708,772	14,157,342,143	11,447,811	(23,831)	-	235,343,230	235,296,172	0.4%
Fidelity Securities Lending Cash Central Fund	1,077,719,754	17,432,871,703	16,782,326,412	15,916,144	(63,649)	-	1,728,201,396	1,728,028,593	4.8%
Total	1,077,720,186	31,825,580,475	30,939,668,555	27,363,955	(87,480)	-	1,963,544,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	78,831,210,250	78,831,210,250	-	-
Consumer Discretionary	74,482,334,110	74,482,334,110	-	-
Consumer Staples	40,678,028,910	40,678,028,910	-	-
Energy	26,039,195,761	26,039,195,761	-	-
Financials	93,625,922,954	93,625,922,954	-	-
Health Care	73,666,264,180	73,666,264,180	-	-
Industrials	69,080,905,654	69,080,905,654	-	-
Information Technology	242,559,409,654	242,559,409,654	-	-
Materials	16,033,330,545	16,033,330,545	-	-
Real Estate	14,858,513,006	14,858,513,006	-	-
Utilities	18,633,382,568	18,633,382,568	-	-

U.S. Treasury Obligations	40,907,025	-	40,907,025	-

Money Market Funds	1,963,544,626	1,963,544,626	-	-
Total Investments in Securities:	750,492,949,243	750,452,042,218	40,907,025	-
Derivative Instruments:

Assets
Futures Contracts	5,617,950	5,617,950	-	-
Total Assets	5,617,950	5,617,950	-	-
Total Derivative Instruments:	5,617,950	5,617,950	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,617,950	-
Total Equity Risk	5,617,950	-
Total Value of Derivatives	5,617,950	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value (including securities loaned of $1,868,395,162) - See accompanying schedule:
Unaffiliated issuers (cost $346,523,741,153)	$748,529,404,617
Fidelity Central Funds (cost $1,963,537,567)	1,963,544,626

Total Investment in Securities (cost $348,487,278,720)		$750,492,949,243
Segregated cash with brokers for derivative instruments		14,869,818
Cash		65,751
Receivable for fund shares sold		921,529,359
Dividends receivable		686,948,362
Distributions receivable from Fidelity Central Funds		814,676
Other receivables		7,600,631
Total assets		752,124,777,840
Liabilities
Payable for investments purchased	$348,544,667
Payable for fund shares redeemed	640,403,589
Accrued management fee	9,369,790
Payable for daily variation margin on futures contracts	3,020,596
Other payables and accrued expenses	6,636,999
Collateral on securities loaned	1,728,060,320
Total liabilities		2,736,035,961
Net Assets		$749,388,741,879
Net Assets consist of:
Paid in capital		$353,964,312,584
Total accumulated earnings (loss)		395,424,429,295
Net Assets		$749,388,741,879
Net Asset Value, offering price and redemption price per share ($749,388,741,879 ÷ 3,131,225,937 shares)		$239.33
Statement of Operations
Year ended February 28, 2026
Investment Income
Dividends		$8,416,645,797
Interest		2,099,456
Income from Fidelity Central Funds (including $15,916,144 from security lending)		27,363,955
Security lending		359,118
Total income		8,446,468,326
Expenses
Management fee	$100,122,551
Independent trustees' fees and expenses	2,538,001
Total expenses before reductions	102,660,552
Expense reductions	(122,485)
Total expenses after reductions		102,538,067
Net Investment income (loss)		8,343,930,259
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,210,278,654)
Redemptions in-kind	18,470,506,907
Fidelity Central Funds	(87,480)
Futures contracts	130,241,474
Total net realized gain (loss)		17,390,382,247
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	82,483,112,879
Futures contracts	(2,975,868)
Total change in net unrealized appreciation (depreciation)		82,480,137,011
Net gain (loss)		99,870,519,258
Net increase (decrease) in net assets resulting from operations		$108,214,449,517
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,343,930,259	$7,594,738,190
Net realized gain (loss)	17,390,382,247	23,602,191,630
Change in net unrealized appreciation (depreciation)	82,480,137,011	64,923,330,160
Net increase (decrease) in net assets resulting from operations	108,214,449,517	96,120,259,980
Distributions to shareholders	(8,185,889,780)	(7,559,682,894)

Share transactions
Proceeds from sales of shares	151,226,991,109	145,399,012,893
Reinvestment of distributions	7,597,456,903	7,047,960,301
Cost of shares redeemed	(142,061,482,200)	(123,852,845,433)

Net increase (decrease) in net assets resulting from share transactions	16,762,965,812	28,594,127,761
Total increase (decrease) in net assets	116,791,525,549	117,154,704,847

Net Assets
Beginning of period	632,597,216,330	515,442,511,483
End of period	$749,388,741,879	$632,597,216,330

Other Information
Shares
Sold	689,087,608	742,488,729
Issued in reinvestment of distributions	35,368,317	36,066,186
Redeemed	(647,336,051)	(632,465,198)
Net increase (decrease)	77,119,874	146,089,717

Financial Highlights
Fidelity® 500 Index Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$207.13	$177.25	$138.03	$152.07	$132.41
Income from Investment Operations
Net investment income (loss) B,C	2.70	2.55	2.48	2.30	2.08
Net realized and unrealized gain (loss)	32.15	29.87	39.14	(14.08)	19.60
Total from investment operations	34.85	32.42	41.62	(11.78)	21.68
Distributions from net investment income	(2.65)	(2.54)	(2.40)	(2.26)	(2.02)
Total distributions	(2.65)	(2.54)	(2.40)	(2.26)	(2.02)
Net asset value, end of period	$239.33	$207.13	$177.25	$138.03	$152.07
Total Return D	16.98%	18.39%	30.45%	(7.71)%	16.37%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions, if any	.01%	.01%	.01%	.02%	.02%
Net investment income (loss)	1.22%	1.31%	1.61%	1.65%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$749,388,742	$632,597,216	$515,442,511	$365,044,771	$381,008,655
Portfolio turnover rate G,H	3%	3%	2%	3%	2%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, future contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$419,300,572,989
Gross unrealized depreciation	(20,675,756,904)
Net unrealized appreciation (depreciation)	$398,624,816,085
Tax Cost	$351,868,133,158

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,336,470,233
Capital loss carryforward	$(4,532,983,664)
Net unrealized appreciation (depreciation) on securities and other investments	$398,624,816,085

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(803,670,751)
Long-term	(3,729,312,913)
Total capital loss carryforward	$(4,532,983,664)
The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Ordinary Income	$8,185,889,780	$ 7,559,682,894
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	58,209,405,700	18,722,255,727

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity 500 Index Fund	104,939,992	18,470,506,907	22,734,277,911

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity 500 Index Fund	1,317,241	304,085,155

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity 500 Index Fund	152,165,257	24,457,898,601	30,025,774,550
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2027.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$6,689,280

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity 500 Index Fund	Borrower	87,315,250	4.36%	380,551

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity 500 Index Fund	183,444,772	29,182,082	13,136,155
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity 500 Index Fund	1,506,607	7,483	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity 500 Index Fund	153,686,670
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $122,485.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 97%, 91%, 91%, and 91% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 98.17%, 94.79%, 94.79%, and 94.79% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.84%, 5.22%, 5.22%, and 5.22% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.925889.114
U5I-U5A-ANN-0426
Fidelity Flex® Funds

Fidelity Flex® Large Cap Focused Index Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Large Cap Focused Index Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
SWITZERLAND - 0.4%
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
TE Connectivity PLC	3,037	698,965
UNITED STATES - 99.4%
Communication Services - 10.6%
Diversified Telecommunication Services - 1.2%
AT&T Inc	9,114	255,283
Comcast Corp Class A	24,503	758,613
Verizon Communications Inc	23,535	1,180,045
		2,193,941
Entertainment - 1.4%
Live Nation Entertainment Inc (a)	2,015	326,712
Netflix Inc (a)	18,398	1,770,624
Take-Two Interactive Software Inc (a)	1,937	409,637
Walt Disney Co/The	1,389	147,289
		2,654,262
Interactive Media & Services - 7.8%
Alphabet Inc Class A	21,584	6,729,028
Alphabet Inc Class C	12,499	3,892,564
Meta Platforms Inc Class A	6,310	4,090,016
Pinterest Inc Class A (a)	8,072	138,273
		14,849,881
Media - 0.2%
Charter Communications Inc Class A (a)	1,213	284,607
Trade Desk Inc (The) Class A (a)	5,903	140,609
		425,216
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	74	16,064
TOTAL COMMUNICATION SERVICES		20,139,364
Consumer Discretionary - 10.1%
Automobiles - 3.0%
Ford Motor Co	43,183	608,448
General Motors Co	10,584	833,067
Tesla Inc (a)	10,663	4,291,964
		5,733,479
Broadline Retail - 3.4%
Amazon.com Inc (a)	27,615	5,799,151
eBay Inc	5,306	482,103
		6,281,254
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (a)	4,658	629,342
Chipotle Mexican Grill Inc (a)	12,997	483,748
Hilton Worldwide Holdings Inc	2,536	790,674
McDonald's Corp	3,672	1,252,373
Starbucks Corp	8,570	840,032
		3,996,169
Specialty Retail - 1.5%
AutoZone Inc (a)	166	623,426
Home Depot Inc/The	1,039	395,568
Ross Stores Inc	3,627	745,856
TJX Cos Inc/The	7,024	1,135,500
		2,900,350
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (a)	1,355	250,905
TOTAL CONSUMER DISCRETIONARY		19,162,157
Consumer Staples - 5.4%
Beverages - 1.9%
Coca-Cola Co/The	18,364	1,497,769
Constellation Brands Inc Class A	1,811	285,884
Keurig Dr Pepper Inc	13,908	421,134
PepsiCo Inc	7,252	1,230,955
		3,435,742
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	1,002	1,012,812
Sysco Corp	5,392	491,534
Walmart Inc	9,479	1,212,838
		2,717,184
Food Products - 0.6%
Archer-Daniels-Midland Co	2,568	177,295
Kraft Heinz Co/The	10,434	256,781
Mondelez International Inc	10,480	645,358
		1,079,434
Household Products - 1.1%
Kimberly-Clark Corp	3,647	406,421
Procter & Gamble Co/The	10,049	1,680,193
		2,086,614
Personal Care Products - 0.2%
Kenvue Inc	21,392	409,015
Tobacco - 0.2%
Philip Morris International Inc	2,464	460,349
TOTAL CONSUMER STAPLES		10,188,338
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp	8,704	1,625,559
Exxon Mobil Corp	7,942	1,211,155
Kinder Morgan Inc	20,037	666,631
Marathon Petroleum Corp	3,205	635,263
ONEOK Inc	6,472	535,687
Phillips 66	4,223	651,736
Targa Resources Corp	2,292	540,454
Williams Cos Inc/The	10,782	805,631
TOTAL ENERGY		6,672,116
Financials - 12.4%
Banks - 3.7%
Bank of America Corp	8,536	425,349
Citigroup Inc	11,763	1,296,165
JPMorgan Chase & Co	10,453	3,139,036
US Bancorp	14,779	807,820
Wells Fargo & Co	15,911	1,295,951
		6,964,321
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	6,984	831,794
Blackrock Inc	893	949,464
Blackstone Inc	5,229	592,812
Goldman Sachs Group Inc/The	1,707	1,467,287
Intercontinental Exchange Inc	4,113	675,067
Moody's Corp	1,353	646,179
MSCI Inc	763	436,306
Nasdaq Inc	4,241	371,427
		5,970,336
Consumer Finance - 1.0%
American Express Co	3,262	1,007,632
Capital One Financial Corp	4,358	852,598
		1,860,230
Financial Services - 3.4%
Apollo Global Management Inc	4,466	467,144
Berkshire Hathaway Inc Class B (a)	4,887	2,467,691
Fidelity National Information Services Inc	5,243	267,183
Fiserv Inc (a)	3,521	219,323
Mastercard Inc Class A	3,366	1,740,929
Visa Inc Class A	3,879	1,241,823
		6,404,093
Insurance - 1.2%
American International Group Inc	5,702	458,954
Aon PLC	1,661	557,216
Arch Capital Group Ltd (a)	3,699	370,455
Brown & Brown Inc	1,713	123,027
Hartford Insurance Group Inc/The	2,834	399,112
MetLife Inc	5,653	407,412
		2,316,176
TOTAL FINANCIALS		23,515,156
Health Care - 10.0%
Biotechnology - 1.3%
AbbVie Inc	7,743	1,796,995
Alnylam Pharmaceuticals Inc (a)	1,367	455,102
Amgen Inc	484	187,869
Gilead Sciences Inc	562	83,710
Vertex Pharmaceuticals Inc (a)	11	5,465
		2,529,141
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	2,678	311,585
Becton Dickinson & Co	2,812	496,262
Boston Scientific Corp (a)	8,945	687,423
Dexcom Inc (a)	4,308	316,336
GE HealthCare Technologies Inc	4,948	416,968
Intuitive Surgical Inc (a)	1,973	993,426
Stryker Corp	2,224	861,711
Zimmer Biomet Holdings Inc	1,597	157,209
		4,240,920
Health Care Providers & Services - 2.2%
Cardinal Health Inc	2,569	588,892
Cencora Inc	1,874	697,390
Centene Corp (a)	5,906	265,061
Elevance Health Inc	1,656	529,920
McKesson Corp	971	958,736
UnitedHealth Group Inc	3,740	1,096,831
		4,136,830
Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc	3,073	373,001
Danaher Corp	75	15,797
Thermo Fisher Scientific Inc	391	203,754
Waters Corp (a)	381	121,684
		714,236
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co	13,808	861,205
Eli Lilly & Co	2,075	2,182,880
Johnson & Johnson	5,375	1,335,311
Merck & Co Inc	12,764	1,580,438
Pfizer Inc	35,234	974,220
Zoetis Inc Class A	4,019	526,891
		7,460,945
TOTAL HEALTH CARE		19,082,072
Industrials - 9.3%
Aerospace & Defense - 2.7%
Axon Enterprise Inc (a)	769	417,106
GE Aerospace	1,309	448,018
Howmet Aerospace Inc	4,079	1,070,860
Northrop Grumman Corp	1,207	874,327
RTX Corp	7,362	1,491,688
TransDigm Group Inc	476	620,128
		4,922,127
Building Products - 0.5%
Trane Technologies PLC	1,910	883,031
Commercial Services & Supplies - 0.4%
Waste Management Inc	2,898	697,954
Electrical Equipment - 0.8%
AMETEK Inc	2,395	572,932
Eaton Corp PLC	2,765	1,039,419
		1,612,351
Ground Transportation - 1.3%
CSX Corp	19,368	826,820
Norfolk Southern Corp	2,297	722,958
Uber Technologies Inc (a)	12,366	932,644
Union Pacific Corp	105	27,822
		2,510,244
Industrial Conglomerates - 0.5%
Honeywell International Inc	3,989	971,681
Machinery - 2.4%
Caterpillar Inc	217	161,194
Cummins Inc	1,406	820,921
Deere & Co	1,704	1,073,026
Illinois Tool Works Inc	2,518	731,806
PACCAR Inc	5,382	678,616
Parker-Hannifin Corp	1,111	1,121,200
		4,586,763
Professional Services - 0.3%
Paychex Inc	3,356	314,289
Verisk Analytics Inc	1,482	307,619
		621,908
Trading Companies & Distributors - 0.4%
Fastenal Co	11,805	543,502
Ferguson Enterprises Inc	1,122	292,573
		836,075
TOTAL INDUSTRIALS		17,642,134
Information Technology - 31.8%
Communications Equipment - 1.4%
Arista Networks Inc (a)	8,802	1,175,067
Cisco Systems Inc	19,671	1,563,058
		2,738,125
IT Services - 0.4%
Accenture PLC Class A	180	37,569
Cloudflare Inc Class A (a)	3,186	548,597
IBM Corporation	890	213,787
		799,953
Semiconductors & Semiconductor Equipment - 14.2%
Advanced Micro Devices Inc (a)	251	50,252
Analog Devices Inc	3,771	1,341,684
Broadcom Inc	17,776	5,680,321
KLA Corp	1,052	1,603,827
Lam Research Corp	9,972	2,332,351
Marvell Technology Inc	8,818	720,342
NVIDIA Corp	73,950	13,103,201
QUALCOMM Inc	6,327	900,712
Texas Instruments Inc	5,393	1,143,909
		26,876,599
Software - 9.5%
Adobe Inc (a)	2,462	646,053
AppLovin Corp Class A (a)	2,345	1,019,536
Atlassian Corp Class A (a)	1,818	136,586
Autodesk Inc (a)	2,196	539,931
Cadence Design Systems Inc (a)	2,479	747,171
Datadog Inc Class A (a)	3,336	373,499
Fair Isaac Corp (a)	256	360,796
Intuit Inc	54	22,087
Microsoft Corp	25,093	9,855,025
Oracle Corp	8,314	1,208,856
Palantir Technologies Inc Class A (a)	12,020	1,649,024
Palo Alto Networks Inc (a)	4,643	691,436
Salesforce Inc	990	192,842
Servicenow Inc (a)	108	11,664
Synopsys Inc (a)	1,559	645,426
		18,099,932
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	45,242	11,952,032
TOTAL INFORMATION TECHNOLOGY		60,466,641
Materials - 2.1%
Chemicals - 1.1%
Air Products and Chemicals Inc	2,095	577,529
Corteva Inc	6,887	551,786
Linde PLC	54	27,436
PPG Industries Inc	1,806	222,626
Sherwin-Williams Co/The	1,887	684,208
Solstice Advanced Materials Inc	981	77,018
		2,140,603
Construction Materials - 0.2%
Martin Marietta Materials Inc	622	420,827
Containers & Packaging - 0.0%
International Paper Co	5,520	240,395
Metals & Mining - 0.8%
Newmont Corp	11,151	1,449,630
TOTAL MATERIALS		4,251,455
Real Estate - 1.8%
Health Care REITs - 0.1%
Ventas Inc	3,930	338,608
Industrial REITs - 0.5%
Prologis Inc	6,402	912,733
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (a)	2,674	394,843
CoStar Group Inc (a)	3,713	165,711
		560,554
Retail REITs - 0.3%
Simon Property Group Inc	2,875	586,069
Specialized REITs - 0.7%
Equinix Inc	742	722,902
Public Storage	1,424	437,253
SBA Communications Corp Class A	709	142,622
		1,302,777
TOTAL REAL ESTATE		3,700,741
Utilities - 2.4%
Electric Utilities - 1.7%
Constellation Energy Corp	2,941	970,177
Entergy Corp	4,153	444,828
Exelon Corp	9,632	476,495
NextEra Energy Inc	76	7,127
PG&E Corp	20,912	397,328
Southern Co/The	7,498	730,155
		3,026,110
Multi-Utilities - 0.6%
Ameren Corp	1,731	196,088
Public Service Enterprise Group Inc	4,762	409,865
Sempra	6,139	591,002
		1,196,955
Water Utilities - 0.1%
American Water Works Co Inc	1,846	251,111
TOTAL UTILITIES		4,474,176
TOTAL UNITED STATES		189,294,350
TOTAL COMMON STOCKS (Cost $189,981,804)		189,993,315

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $189,981,804)	189,993,315
NET OTHER ASSETS (LIABILITIES) - 0.2%	381,285
NET ASSETS - 100.0%	190,374,600

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	11	3/2026	378,895	697

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Non-income producing.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	11,529,132	11,529,070	19,014	(62)	-	-	-	0.0%
Total	-	11,529,132	11,529,070	19,014	(62)	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	20,139,364	20,139,364	-	-
Consumer Discretionary	19,162,157	19,162,157	-	-
Consumer Staples	10,188,338	10,188,338	-	-
Energy	6,672,116	6,672,116	-	-
Financials	23,515,156	23,515,156	-	-
Health Care	19,082,072	19,082,072	-	-
Industrials	17,642,134	17,642,134	-	-
Information Technology	61,165,606	61,165,606	-	-
Materials	4,251,455	4,251,455	-	-
Real Estate	3,700,741	3,700,741	-	-
Utilities	4,474,176	4,474,176	-	-

Total Investments in Securities:	189,993,315	189,993,315	-	-
Derivative Instruments:

Assets
Futures Contracts	697	697	-	-
Total Assets	697	697	-	-

Total Derivative Instruments:	697	697	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	697	-
Total Equity Risk	697	-
Total Value of Derivatives	697	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $189,981,804)		$189,993,315
Segregated cash with brokers for derivative instruments		70,278
Cash		9,293
Receivable for fund shares sold		385,298
Dividends receivable		126,393
Distributions receivable from Fidelity Central Funds		1,214
Total assets		190,585,791
Liabilities
Payable for fund shares redeemed	$210,260
Payable for daily variation margin on futures contracts	931
Total liabilities		211,191
Net Assets		$190,374,600
Net Assets consist of:
Paid in capital		$190,168,191
Total accumulated earnings (loss)		206,409
Net Assets		$190,374,600
Net Asset Value, offering price and redemption price per share ($190,374,600 ÷ 17,728,495 shares)		$10.74
Statement of Operations
For the period July 24, 2025 (commencement of operations) through February 28, 2026
Investment Income
Dividends		$315,896
Income from Fidelity Central Funds		19,014
Total income		334,910
Expenses
Independent trustees' fees and expenses	$36
Total expenses		36
Net Investment income (loss)		334,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,631)
Fidelity Central Funds	(62)
Futures contracts	3,273
Total net realized gain (loss)		(23,420)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,511
Futures contracts	697
Total change in net unrealized appreciation (depreciation)		12,208
Net gain (loss)		(11,212)
Net increase (decrease) in net assets resulting from operations		$323,662
Statement of Changes in Net Assets

For the period July 24, 2025 (commencement of operations) through February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$334,874
Net realized gain (loss)	(23,420)
Change in net unrealized appreciation (depreciation)	12,208
Net increase (decrease) in net assets resulting from operations	323,662
Distributions to shareholders	(117,252)

Share transactions
Proceeds from sales of shares	203,364,340
Reinvestment of distributions	10,822
Cost of shares redeemed	(13,206,972)

Net increase (decrease) in net assets resulting from share transactions	190,168,190
Total increase (decrease) in net assets	190,374,600

Net Assets
Beginning of period	-
End of period	$190,374,600

Other Information
Shares
Sold	18,957,317
Issued in reinvestment of distributions	1,012
Redeemed	(1,229,834)
Net increase (decrease)	17,728,495

Financial Highlights
Fidelity Flex® Large Cap Focused Index Fund

Years ended February 28,	2026 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	.70 D
Total from investment operations	.78
Distributions from net investment income	(.04)
Total distributions	(.04)
Net asset value, end of period	$10.74
Total Return E	7.76%
Ratios to Average Net Assets C,F,G
Expenses before reductions	-% H,I
Expenses net of fee waivers, if any	- % H,I
Expenses net of all reductions, if any	-% H,I
Net investment income (loss)	1.27% H
Supplemental Data
Net assets, end of period (000 omitted)	$190,375
Portfolio turnover rate J	4 % H

AFor the period July 24, 2025 (commencement of operations) through February 28, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity Flex Large Cap Focused Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,869,832
Gross unrealized depreciation	(7,884,065)
Net unrealized appreciation (depreciation)	$(14,233)
Tax Cost	$190,007,548

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$220,641
Net unrealized appreciation (depreciation) on securities and other investments	$(14,233)

The tax character of distributions paid was as follows:

February 28, 2026A
Ordinary Income	$112,266
Long-term Capital Gains	4,986
Total	$117,252
A For the period July 24,2025(commencement of Operations) through February 28, 2026.

Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Large Cap Focused Index Fund	190,800,077	789,196
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Large Cap Focused Index Fund	100

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Flex Large Cap Focused Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Large Cap Focused Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the "Fund") as of February 28, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 24, 2025 (commencement of operations) through February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period July 24, 2025 (commencement of operations) through February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2026, $2,570, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $10,451 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 82% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 81.07% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 5.16% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918034.100
FXL-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026